                                                     Registration No. 333-64751
                                                     Registration No. 811-08754
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933      [_]
                         Pre-Effective Amendment No.      [_]
                       Post-Effective Amendment No. 25    [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940  [_]
                              Amendment No. 119           [X]
                       (Check appropriate box or boxes)

                               -----------------

                            SEPARATE ACCOUNT NO. 45
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                               -----------------

                 Please send copies of all communications to:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 New York Avenue, N.W.
                             Washington D.C. 20001

                               -----------------

   Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On April 30, 2012 pursuant to paragraph (b)(1)(vii) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post Effective Amendment No. 25 ("PEA") to the Form N-4 Registration Statement No. 333-64751 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement and Statement of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

Supplement dated May 1, 2012 to prospectuses for:


..   Income Manager(R) Accumulator(R)
..   Income Manager(R) Rollover IRA
..   Accumulator(R) (IRA, NQ, QP)
..   Accumulator(R)

..   Accumulator(R) Plus
..   Accumulator(R) Elite
..   Accumulator(R) Select

--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference. All prospectuses, statements of additional information and supplements listed in Appendix I are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the contract are changed after the date of that prospectus in accordance with the contract, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The contract should also be read carefully.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2012. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling
(800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.

In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) special service charges; (4) the Trusts' annual expenses and expense example; (5) important information about your guaranteed benefits; (6) partial annuitization; (7) tax information; (8) updated information on AXA Equitable; (9) how you can contribute to your contract;
(10) managing your allocations; (11) disruptive transfer activity; (12) wire transmittals and electronic applications information; (13) certain information about our business day; (14) your contract date and contract date anniversary;
(15) legal proceedings; (16) distribution of the contracts; (17) your annuity payout options; (18) incorporation of certain documents by reference;
(19) financial statements; (20) condensed financial information; and
(21) hypothetical illustrations.


(1) HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions;


                                                                         235361

..   statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for the fixed maturity options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

   You can also:

..   change your allocation percentages and/or transfer among the investment options;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program (through Online Account
    Access only);

..   change your address (not available through TOPS);

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through EQAccess only); and

..   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).
--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:


You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

--------------------------------------------------------------------------------
All requests for withdrawals must be made on a specific form that we provide. Please contact one of our customer service representatives for more information.

--------------------------------------------------------------------------------

(2)INVESTMENT OPTIONS

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.


As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. Please see "Managing your allocations" for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Allocation Portfolios, the EQ/Franklin Templeton Allocation Portfolio, and certain other affiliated Portfolios use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions. If you have the GMIB or other guaranteed benefit, this strategy may also indirectly suppress the value of the guaranteed benefit bases.

The investment strategies of the Portfolios are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. This approach, while reducing volatility, may also suppress the investment performance of your contract and the value of your guaranteed benefit bases.


----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -
 CLASS B SHARES                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks long-term capital appreciation.                        AXA Equitable Funds Management
  ALLOCATION                                                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks a high level of current income.                        AXA Equitable Funds Management
  ALLOCATION                                                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA                  Seeks current income and growth of capital, with a           AXA Equitable Funds Management
  CONSERVATIVE-PLUS  greater emphasis on current income.                             Group, LLC
  ALLOCATION
----------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks long-term capital appreciation and current income.     AXA Equitable Funds Management
  ALLOCATION+                                                                        Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks long-term capital appreciation and current income,     AXA Equitable Funds Management
  ALLOCATION         with a greater emphasis on capital appreciation.                Group, LLC
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -
 CLASS B SHARES                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  AGGRESSIVE EQUITY+ emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                ClearBridge Advisors, LLC
                                                                                GCIC US Ltd.
                                                                                Legg Mason Capital Management, LLC
                                                                                Marsico Capital Management, LLC
                                                                                T. Rowe Price Associates, Inc.
                                                                                Westfield Capital Management
                                                                                   Company, L.P.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks a balance of high current income and capital         BlackRock Financial Management, Inc.
  BOND               appreciation, consistent with a prudent level of risk.     Pacific Investment Management
                                                                                   Company LLC
                                                                                SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  INTERNATIONAL      emphasis on risk-adjusted returns and managing volatility     Group, LLC
  EQUITY             in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                EARNEST Partners, LLC
                                                                                J.P. Morgan Investment Management Inc.
                                                                                Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CAP CORE EQUITY    emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                Janus Capital Management, LLC
                                                                                Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                Institutional Capital LLC
                                                                                MFS Investment Management
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                BlackRock Investment Management, LLC
                                                                                Franklin Advisers, Inc.
                                                                                Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility     Group, LLC
                     in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                Diamond Hill Capital Management, Inc.
                                                                                Knightsbridge Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks high total return through a combination of current   Pacific Investment Management
  MULTI-SECTOR BOND+ income and capital appreciation.                              Company LLC
                                                                                Post Advisory Group, LLC
                                                                                SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -
 CLASS B SHARES                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME        OBJECTIVE                                                   AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL     Seeks to achieve long-term growth of capital with an        AXA Equitable Funds Management
  CAP GROWTH           emphasis on risk-adjusted returns and managing volatility      Group, LLC
                       in the Portfolio.                                           BlackRock Investment Management, LLC
                                                                                   Lord, Abbett & Co. LLC
                                                                                   Morgan Stanley Investment
                                                                                      Management Inc.
                                                                                   NorthPointe Capital, LLC
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL     Seeks to achieve long-term growth of capital with an        AXA Equitable Funds Management
  CAP VALUE            emphasis on risk-adjusted returns and managing volatility      Group, LLC
                       in the Portfolio.                                           BlackRock Investment Management, LLC
                                                                                   Franklin Advisory Services, LLC
                                                                                   Horizon Asset Management, LLC
                                                                                   Pacific Global Investment Management
                                                                                      Company
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Seeks long-term growth of capital.                          AXA Equitable Funds Management
  TECHNOLOGY                                                                          Group, LLC
                                                                                   RCM Capital Management, LLC
                                                                                   SSgA Funds Management, Inc.
                                                                                   Wellington Management Company, LLP
--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME        OBJECTIVE                                                   AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
                       Seeks to achieve long-term growth of capital.               AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN
  SMALL CAP GROWTH+
--------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN        Seeks to achieve long-term total return with an emphasis    AXA Equitable Funds Management
  SMALL CAP VALUE      on risk-adjusted returns and managing volatility in the        Group, LLC
  CORE                 Portfolio.                                                  BlackRock Investment Management, LLC
                                                                                   Franklin Advisory Services, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Seeks to achieve capital appreciation and secondarily,      BlackRock Investment Management, LLC
  VALUE EQUITY         income.
--------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Seeks a combination of growth and income to achieve an      Boston Advisors, LLC
  EQUITY INCOME        above-average and consistent total return.
--------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY    Seeks to achieve long-term capital appreciation.            Calvert Investment Management Inc.
  RESPONSIBLE
--------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Seeks to achieve long-term growth of capital.               Capital Guardian Trust Company
  RESEARCH
--------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Seeks to achieve a total return before expenses that        AllianceBernstein L.P.
  INDEX+               approximates the total return performance of the Russell
                       3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX     Seeks to achieve a total return before expenses that        AXA Equitable Funds Management
                       approximates the total return performance of the Barclays      Group, LLC
                       Intermediate U.S. Government/Credit Index, including        SSgA Funds Management, Inc.
                       reinvestment of dividends, at a risk level consistent with that of the Barclays Intermediate U.S. Government/Credit
                       Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK      Seeks to achieve long-term growth of capital.               Davis Selected Advisers, L.P.
  VENTURE
--------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX    Seeks to achieve a total return before expenses that        AllianceBernstein L.P.
                       approximates the total return performance of the S&P
                       500 Index, including reinvestment of dividends, at a risk
                       level consistent with that of the S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                     AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH      Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  PLUS                emphasis on risk-adjusted returns and managing volatility        Group, LLC
                      in the Portfolio.                                             BlackRock Capital Management, Inc.
                                                                                    BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE      Seeks to maximize income while maintaining prospects          AXA Equitable Funds Management
  BALANCED            for capital appreciation with an emphasis on risk-adjusted       Group, LLC
                      returns and managing volatility in the Portfolio.             BlackRock Investment Management, LLC
                                                                                    Franklin Advisers, Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Primarily seeks capital appreciation and secondarily seeks    AXA Equitable Funds Management
  TEMPLETON           income.                                                          Group, LLC
  ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS      Seeks to achieve capital appreciation.                        GAMCO Asset Management, Inc.
  AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Seeks to maximize capital appreciation.                       GAMCO Asset Management, Inc.
  COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and current income.           AXA Equitable Funds Management
                                                                                       Group, LLC
                                                                                    BlackRock Investment Management, LLC
                                                                                    First International Advisors, LLC
                                                                                    Wells Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL             Seeks to achieve long-term capital appreciation with an       AXA Equitable Funds Management
  MULTI-SECTOR        emphasis on risk-adjusted returns and managing volatility        Group, LLC
  EQUITY              in the Portfolio.                                             BlackRock Investment Management, LLC
                                                                                    Morgan Stanley Investment
                                                                                       Management Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before expenses that          AXA Equitable Funds Management
  GOVERNMENT          approximates the total return performance of the Barclays        Group, LLC
  BOND+/(1)/          Intermediate U.S. Government Bond Index, including            SSgA Funds Management, Inc.
                      reinvestment of dividends, at a risk level consistent with that of the Barclays Intermediate U.S. Government Bond
                      Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  CORE PLUS           emphasis on risk-adjusted returns and managing volatility        Group, LLC
                      in the Portfolio.                                             BlackRock Investment Management, LLC
                                                                                    Hirayama Investments, LLC
                                                                                    WHV Investment Management
----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before expenses) that        AllianceBernstein L.P.
  EQUITY INDEX        approximates the total return performance of a composite
                      index comprised of 40% Dow Jones EURO STOXX 50
                      Index, 25% FTSE 100 Index, 25% TOPIX Index and 10%
                      S&P/ASX 200 Index, including reinvestment of dividends,
                      at a risk level consistent with that of the composite index.
----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to provide current income and long-term growth of       AXA Equitable Funds Management
  VALUE PLUS          income, accompanied by growth of capital with an                 Group, LLC
                      emphasis on risk-adjusted returns and managing volatility     BlackRock Investment Management, LLC
                      in the Portfolio.                                             Northern Cross, LLC
----------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital appreciation.              J.P. Morgan Investment Management Inc.
  OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                    AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE     Seeks to achieve long-term growth of capital with an         AXA Equitable Funds Management
  PLUS                emphasis on risk-adjusted returns and managing volatility       Group, LLC
                      in the Portfolio.                                            BlackRock Investment Management, LLC
                                                                                   Institutional Capital LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before expenses that         AllianceBernstein L.P.
  INDEX               approximates the total return performance of the Russell
                      1000 Growth Index, including reinvestment of dividends
                      at a risk level consistent with that of the Russell 1000
                      Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to provide long-term capital growth with an            AXA Equitable Funds Management
  PLUS                emphasis on risk-adjusted returns and managing volatility       Group, LLC
                      in the Portfolio.                                            BlackRock Investment Management, LLC
                                                                                   Marsico Capital Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before expenses that         SSgA Funds Management, Inc.
  INDEX               approximates the total return performance of the Russell
                      1000 Value Index, including reinvestment of dividends, at
                      a risk level consistent with that of the Russell 1000 Value
                      Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve long-term growth of capital with an         AllianceBernstein L.P.
  PLUS+               emphasis on risk-adjusted returns and managing volatility    AXA Equitable Funds Management
                      in the Portfolio.                                               Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT        Seeks to achieve capital appreciation and growth of          Lord, Abbett & Co. LLC
  LARGE CAP CORE      income with reasonable risk.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                       Massachusetts Financial Services
  INTERNATIONAL                                                                       Company, which operates under the
  GROWTH                                                                              name of MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before expenses that         SSgA Funds Management, Inc.
                      approximates the total return performance of the S&P
                      Mid Cap 400 Index, including reinvestment of dividends,
                      at a risk level consistent with that of the S&P Mid Cap
                      400 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE      Seeks to achieve long-term capital appreciation with an      AXA Equitable Funds Management
  PLUS                emphasis on risk adjusted returns and managing volatility       Group, LLC
                      in the Portfolio.                                            BlackRock Investment Management, LLC
                                                                                   Wellington Management Company, LLP
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET+      Seeks to obtain a high level of current income, preserve     The Dreyfus Corporation
                      its assets and maintain liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG &           Seeks to achieve capital appreciation.                       Montag & Caldwell, LLC
  CALDWELL GROWTH
--------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY     Seeks to achieve capital growth.                             Morgan Stanley Investment
  MID CAP GROWTH                                                                      Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP   Seeks to achieve capital appreciation, which may             AXA Equitable Funds Management
  EQUITY              occasionally be short-term, with an emphasis on risk            Group, LLC
                      adjusted returns and managing volatility in the Portfolio.   BlackRock Investment Management, LLC
                                                                                   Franklin Mutual Advisers, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Seeks to achieve capital appreciation.                       OppenheimerFunds, Inc.
  GLOBAL
--------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                   AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of traditional money   Pacific Investment Management
  SHORT BOND          market products while maintaining an emphasis on               Company, LLC
                      preservation of capital and liquidity.
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income consistent with        AllianceBernstein L.P.
                      moderate risk to capital.                                   AXA Equitable Funds Management
                                                                                     Group, LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible (before the       AllianceBernstein L.P.
  INDEX               deduction of Portfolio expenses) the total return of the
                      Russell 2000 Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital appreciation and         T. Rowe Price Associates, Inc.
  GROWTH STOCK        secondarily, income.
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL   Seeks to achieve long-term capital growth with an           AXA Equitable Funds Management
  EQUITY              emphasis on risk adjusted returns and managing volatility      Group, LLC
                      in the Portfolio.                                           BlackRock Investment Management, LLC
                                                                                  Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND     Seeks to achieve total return through capital appreciation  UBS Global Asset Management
  INCOME              with income as a secondary consideration.                      (Americas) Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN         Seeks to achieve capital growth and income.                 Invesco Advisers, Inc.
  COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO        Seeks to achieve long-term capital growth.                  Wells Capital Management, Inc.
  OMEGA GROWTH/(4)/
-------------------------------------------------------------------------------------------------------------------------

+ If you own Income Manager(R) Accumulator(R) or Income Manager(R) Rollover IRA, your product includes Class A shares of this Portfolio in the AXA Premier VIP Trust, or Class IA shares of this Portfolio in the EQ Advisors Trust.

(1)This is the Portfolio's new name, effective on or about May 1, 2012. The Portfolio's former name was EQ/Intermediate Government Bond Index.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.


(3)SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

(4)THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE


The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

-----------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2011 (expenses that are deducted from    Lowest Highest
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses) -- based, in part, on estimated amounts for options added during the fiscal  0.62%  1.44%
year 2011, if applicable, and for the underlying portfolios./(1)/
-----------------------------------------------------------------------------------------------------


(1)The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 6% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus/SM/) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------------------------------------
                                                                               IF YOU ANNUITIZE AT THE END OF THE
                                                                               APPLICABLE TIME PERIOD, AND SELECT A
                                                                               NON-LIFE CONTINGENT PERIOD CERTAIN
                                         IF YOU SURRENDER YOUR CONTRACT AT THE ANNUITY OPTION WITH LESS THAN FIVE
                                         END OF THE APPLICABLE TIME PERIOD                  YEARS
--------------------------------------------------------------------------------------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the Portfolios     $1,066   $1,618    $2,194    $3,949    N/A     $1,618   $2,194    $3,949
--------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the Portfolios     $  980   $1,362    $1,774    $3,143    N/A     $1,362   $1,774    $3,143
--------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------


                                          IF YOU DO NOT SURRENDER YOUR
                                         CONTRACT AT THE END OF THE APPLICABLE
                                                  TIME PERIOD
------------------------------------------------------------------------------
                                         1YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the Portfolios     $366    $1,118    $1,894     $3,949
------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the Portfolios     $280    $  862    $1,474     $3,143
------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see item (19) at the end of this Supplement.


(5)IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS

For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate (the "Roll-Up benefit base"), the Multimanager Core Bond, EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, the Fixed Maturity Options, the Special 10 year fixed maturity option, and the loan reserve account under Rollover TSA are investment options for which the benefit base rolls up at 3% (the "lower Roll-Up rate options"). Also, for Rollover TSA contracts, the loan reserve account rolls up at 3%. In some early Accumulator(R) Series, this group of investment options rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 4%, 5% or 6% (the "higher Roll-Up rate options"), as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus, or your contract, or consult with your financial professional.


OUR ADMINISTRATIVE PROCEDURES FOR CALCULATING YOUR ROLL-UP BENEFIT BASE FOLLOWING A TRANSFER

Your Roll-Up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at the higher rate and the other portion that is rolling up at 3% (or 4% in some early Accumulator Series). If you transfer account value from a higher roll-up rate option to a lower roll-up rate option, all or a portion of your benefit base will transfer from the higher rate benefit base segment to the lower rate benefit base segment. Similarly, if you transfer account value from a lower roll-up rate option to a higher roll-up rate option, all or a portion of your benefit base will transfer from the lower rate segment to the higher rate segment. To determine how much to transfer from one Roll-Up benefit base segment to the other Roll-Up benefit base segment, we use a dollar-for-dollar calculation.

This means that we generally transfer an amount from one Roll-Up benefit base segment to the other Roll-Up benefit base segment in the same dollar amount as the transfer of account value. The effect of a transfer on your benefit base will vary depending on your particular circumstances.

..   For example, if your account value is $45,000 and has always been invested in the higher roll-up rate options, and your benefit base is $30,000 and is all rolling up at the higher rate, and you transfer $15,000 of your account value to the EQ/Money Market variable investment option (a lower roll-up rate option), then we will transfer $15,000 from the higher rate benefit base segment to the lower rate benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will continue to roll-up at the higher rate and $15,000 will roll-up at the lower rate.

..   For an additional example, if your account value is $30,000 and has always been invested in lower roll-up rate options, and your benefit base is $45,000 and is all rolling up at the lower rate, and you transfer $15,000 of your account value (which is entirely invested in lower roll-up rate options) to a higher roll-up rate option, then we will transfer $15,000 of your benefit base from the lower rate benefit base segment to the higher rate benefit base segment. Therefore, immediately after the transfer, of your $45,000 benefit base, $15,000 will continue to roll-up at the higher rate and $30,000 will roll-up at the lower rate.

..   Similarly, using the same example as immediately above, if you transferred all of your account value ($30,000) to a higher roll-up rate option, $30,000 will be transferred to the higher rate benefit base segment. Immediately after the transfer, of your $45,000 benefit base, $30,000 will roll-up at the higher rate and $15,000 will continue to roll-up at the lower rate. Therefore, it is possible that some of your benefit base will roll-up at the lower rate even after you transfer all of your account value to the higher roll-up rate options.

If you elected a guaranteed benefit that is available with a 3% roll-up benefit base only, your benefit base will not be impacted by transfers among investment options.


(6)PARTIAL ANNUITIZATION

Partial annuitization of nonqualified deferred annuity contracts is permitted if the partial annuity payout is either life-contingent or for a period certain of at least ten years. We require you to elect partial annuitization on the form we specify.


EFFECT OF PARTIAL ANNUITIZATION ON GUARANTEED BENEFITS. If guaranteed benefits are available under your contract and you elected one or more, you may not partially annuitize any guaranteed benefit. We will treat any partial annuitization as a withdrawal. Amounts withdrawn from your contract for a partial annuitization are withdrawn in the same manner as any amount withdrawn from your contract. This means that a partial annuitization will reduce your guaranteed benefit(s) and corresponding benefit base(s) in the same manner as described in your Prospectus. If applicable, amounts withdrawn for a partial annuitization will be subject to withdrawal charges.


(7)TAX INFORMATION

HOW YOU CAN MAKE CONTRIBUTIONS (FOR MARYLAND CONTRACTS ONLY)

..   Regular contributions to traditional IRAs and Roth IRAs are limited to
    $5,000 for the calendar year 2012.


..   Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70 1/2.

..   Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

..   Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan, 403(b) plan or a governmental employer
    Section 457(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

TAX INFORMATION RELATED TO PARTIAL ANNUITIZATION. The tax features regarding annuitization, as discussed in this Supplement and in your Prospectus, generally apply. Partial annuitization results in your contract being treated as two or more separate contracts, each with its own annuity starting date and investment in the contract (basis). Multiple or serial partial annuitizations are permitted as long as some part of the contract remains in deferred status. The nonannuitized portion of the contract remains in deferred status, with its annuity starting date in the future. Until the basis allocable to the partial annuity payout is fully recovered, part of each payment under the partial annuity payout is excluded from income as a recovery of basis, with the remainder of each payment included in ordinary income. The basis allocable to the partial annuity payout as of the annuity starting date for the payout is calculated with reference to the relative values of the amount applied to the partial annuity payout and the amount retained in deferred status. If you choose a period certain payout of at least ten years and you are under age
59 1/2, an early distribution penalty may apply. See the tax section in your Prospectus for more information.


ADDITIONAL INFORMATION RELATING TO 1035 EXCHANGES. In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Accounts Nos. 45 and 49 for taxes, respectively. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

(8)UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508 billion in assets as of December 31, 2011. For more than 150 years, AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(9)HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The contracts are no longer available to new purchasers. In addition, except as described below, we no longer accept contributions to the contracts, including contributions made through our automatic investment program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract or on your guaranteed benefits.

We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts issued in the state of Maryland. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

Payments you make to your contract are called "contributions." We can refuse to accept any contribution from you at any time, including after you purchase the contract.


You may purchase a contract by making payments to us that we call
"contributions." We can refuse to accept any contribution from you at any time, including after you purchase the contract.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions.

--------------------------------------------------------------------------------

We have exercised our right to discontinue acceptance of contributions to the contracts as described above. We reserve the right to further change our current limitations on your contributions and to discontinue acceptance of contributions to the contracts.

--------------------------------------------------------------------------------

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. Please review your contract for information on contribution limitations.

(10)MANAGING YOUR ALLOCATIONS


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


(11)DISRUPTIVE TRANSFER ACTIVITY


You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


(12)WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


(13)CERTAIN INFORMATION ABOUT OUR BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m., Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m., Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.


(14)YOUR CONTRACT DATE AND CONTRACT DATE ANNIVERSARY


The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.


(15)LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(16)DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2011) received additional payments. These additional payments ranged from $81 to $4,973,724. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.



1st Global Capital Corporation         Janney Montgomery Scott, LLC
Advantage Capital Corporation          Key Investment Services, LLC
A.G. Edwards                           Lincoln Financial Advisors Corporation
American Portfolios Financial Services Lincoln Financial Securities
                                       Corporation
Ameriprise Financial Services, Inc.    LPL Financial Corporation
Associated Securities Corp.            M&T Securities, Inc.
Bank of America                        Merrill Lynch Life Agency Inc.
BBVA Compass Investment Solutions,
Inc.                                   Morgan Keegan & Co., Inc.
CCO Investment Services Corp.          Morgan Stanley Smith Barney - Morgan
                                       Stanley & Co., Incorporated
Centaurus Financial, Inc.              Multi-Financial Securities Corporation
Commonwealth Financial Network         National Planning Corporation
CUSO Financial Services, L.P.          Next Financial Group, Inc.
Essex National Securities Inc.         NFP Securities, Inc.
Financial Network Investment
Corporation                            Plan Member Financial Corporation
First Allied Securities                PNC Investments
First Citizens Investor Services, Inc. Prime Capital Services
First Tennessee Brokerage, Inc.        PrimeVest Financial Services, Inc.
FSC Securities Corporation             Raymond James & Associates Inc
Geneos Wealth Management, Inc.         Raymond James Financial Services
H.D. Vest Investment Securities, Inc.  RBC Capital Markets Corp.
Investment Centers of America/First
Dakota Inc.                            Robert W Baird & Co.
IFC Holdings Inc. DBA Invest
Financial Corporation                  Royal Alliance Associates Inc.
Investment Professionals, Inc.         Sage Point Financial, Inc
Investors Capital Corporation          Securities America, Inc.
J.P. Turner & Company, LLC             SII Investments, Inc.
James T. Borello & Co.                 Sorrento Pacific Financial, LLC

Stifel, Nicolaus & Co.                 UVEST Financial Services Group, Inc.
Summit Brokerage Services, Inc         Waterstone Financial Group, Inc.
                                       Wells Fargo Advisors Financial
Termed/Mutual Service Corporation      Network LLC
Transamerica Financial Advisors, Inc.  Wells Fargo Advisors
U.S. Bancorp Investments, Inc.         Wells Fargo Advisors, LLC
UBS Financial Services, Inc.           Wells Fargo Investments, LLC



(17)YOUR ANNUITY PAYOUT OPTIONS


We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at five year intervals after the first change. (Please see your contract and SAI for more information.)


(18)INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


This section only applies if your contract offers fixed maturity options.


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2011 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


(19)FINANCIAL STATEMENTS


The financial statements of the separate account(s), as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI"). The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


(20)CONDENSED FINANCIAL INFORMATION

The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2011. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 with the same daily asset charges of 1.15%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011.


--------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------
                                          2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------
   Unit value                            $10.74 $11.75 $10.51 $ 8.35 $13.90 $13.24 $11.36 $10.64     --     --
--------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                    454    493    502    488    448    263    109     64     --     --
--------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------
   Unit value                            $11.71 $11.63 $10.97 $10.10 $11.48 $10.98 $10.44 $10.31     --     --
--------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                  1,263  1,212    932    894    387    251    226     98     --     --
--------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------
   Unit value                            $11.36 $11.57 $10.73 $ 9.49 $11.91 $11.43 $10.63 $10.41     --     --
--------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                    788    824    720    643    441    206    114     54     --     --
--------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION -- CLASS A
--------------------------------------------------------------------------------------------------------------
   Unit value                            $52.70 $54.49 $50.03 $43.14 $57.64 $54.74 $50.07 $48.21 $44.75 $37.91
--------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                    476    521    572    542    570    843    703    778    909  1,013
--------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------
   Unit value                            $49.39 $51.18 $47.11 $40.73 $54.56 $51.94 $47.62 $45.97 $42.78 $36.32
--------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                    652    668    728    726    789    613    971  1,106  1,263  1,386
--------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------
   Unit value                            $11.26 $11.99 $10.87 $ 9.02 $13.37 $12.71 $11.23     --     --     --
--------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                  1,735  1,896  1,954  1,974  1,837  1,295    728     --     --     --
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS A
--------------------------------------------------------------------------------------------------------------
   Unit value                            $21.02 $21.35 $16.17 $12.02 $21.93 $18.96 $17.56 $15.89 $14.06 $10.07
--------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                     83    144    107    134    155    974    365    358    402    428
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS B
--------------------------------------------------------------------------------------------------------------
   Unit value                            $20.29 $20.66 $15.68 $11.69 $21.37 $18.53 $17.20 $15.60 $13.85 $ 9.94
--------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                    496    577    612    717    810    304  1,163  1,361  1,510  1,604
--------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE -- CLASS B
--------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.96 $10.02 $ 8.16 $ 6.44 $ 9.78 $10.83     --     --     --     --
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       43     38     39    103     39      6     --     --     --     --
--------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY -- CLASS B
--------------------------------------------------------------------------------------------------------------
   Unit value                            $21.18 $22.11 $19.92 $15.47 $24.66 $24.66 $20.63 $20.27 $18.55 $14.30
--------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                    630    668    744    826  1,030  1,201  1,488  1,843  2,009  2,129
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME -- CLASS B
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  5.87 $  5.96 $  5.21 $  4.73 $  7.06 $  6.89 $  6.01 $  5.73      --      --
------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                     248     235     250     364     346     380     367      50      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE -- CLASS B
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  7.85 $  7.92 $  7.12 $  5.51 $ 10.17 $  9.18 $  8.82 $  8.21 $  8.01 $  6.34
------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                       5       5       6      11      12       6      12      19      10       3
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH -- CLASS B
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.17 $ 11.84 $ 10.34 $  7.96 $ 13.34 $ 13.28 $ 11.99 $ 11.44 $ 10.43 $  8.02
------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                     574     645     745     860   1,117   1,048   1,232   1,468   1,625   1,727
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX -- CLASS A
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $242.44 $243.35 $211.93 $166.65 $299.23 $291.81 $266.03 $257.37 $227.59 $153.56
------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                     105     125     141     164     203     380     322     407     498     560
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX -- CLASS B
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $233.35 $234.81 $205.00 $161.61 $290.90 $284.40 $259.92 $252.09 $223.47 $151.16
------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                     176     200     228     259     311     266     458     552     639     698
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX -- CLASS B
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 14.72 $ 14.21 $ 13.59 $ 13.39 $ 14.87 $ 14.59 $ 14.19 $ 14.04 $ 13.64 $ 13.35
------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                     365     371     414     439     623     630     688     621     618     623
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE -- CLASS B
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  9.13 $  9.69 $  8.77 $  6.69 $ 11.13 $ 10.85      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                     147     164     172     130     105      19      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX -- CLASS B
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 27.91 $ 27.81 $ 24.60 $ 19.77 $ 31.91 $ 30.76 $ 27.04 $ 26.20 $ 24.04 $ 19.03
------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                     351     368     416     454     521     624     717     858     994   1,017
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS -- CLASS B
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 14.75 $ 15.91 $ 13.97 $ 11.05 $ 18.73 $ 16.61 $ 15.37 $ 14.05 $ 12.86 $  9.92
------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units
     outstanding (000's)                     342     409     513     630     710     770     736     693     778     439
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED -- CLASS B
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  9.97 $ 10.07 $  9.16 $  7.10 $ 10.53 $ 10.44      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       274     320     356     374     357      78      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION -- CLASS B
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  7.78 $  8.24 $  7.55 $  5.94 $  9.53      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       113      98     103      98      62      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                      2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $12.72 $12.69 $11.71 $10.16 $11.93 $11.67 $10.52     --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                             77     79     74     66     70    198    132     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $36.97 $38.75 $29.56 $21.14 $30.84 $28.54 $24.30 $23.56     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            168    173    152    142    151     94     71     20     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $12.40 $12.01 $11.43 $11.34 $10.77 $ 9.97 $ 9.75     --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            265    244    234    280     98     55      5     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $16.10 $18.58 $16.86 $11.37 $26.97 $19.21 $14.18 $10.80 $ 8.84 $ 5.73
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            522    591    804    864    960  1,021  1,010    876    859    894
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS A
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $22.74 $21.79 $21.10 $21.79 $21.22 $20.04 $19.61 $19.55 $19.35 $19.12
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                             99    108    127    204    205    469    293    354    460  1,043
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $21.92 $21.06 $20.44 $21.16 $20.66 $19.56 $19.19 $19.17 $19.03 $18.85
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            229    252    279    337    361    238    563    766    998  1,296
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $10.86 $13.23 $12.25 $ 9.16 $16.80 $14.75 $12.51 $10.81 $ 9.62 $ 7.34
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            186    200    223    210    209    238    233    209    144     56
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $11.51 $13.26 $12.75 $10.15 $20.84 $18.87 $15.45 $13.56 $11.61 $ 8.69
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            638    697    787    909  1,020  1,130  1,246  1,359  1,568  1,624
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $16.03 $19.35 $18.45 $14.33 $25.44 $23.35 $18.80 $17.16 $14.27 $11.27
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            352    397    467    555    736    795    814    779    839    956
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $12.96 $13.83 $12.46 $ 9.53 $16.00 $16.39 $13.77 $13.40 $12.23 $ 9.76
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            322    375    419    463    557    654    747    946  1,120  1,280
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                      2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $ 9.13 $ 9.64 $ 8.54 $ 6.83 $11.04 $10.75 $ 9.63 $ 9.09 $ 8.25 $ 6.84
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                             39     45     45     62     50     85    103     98    107     99
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $ 7.87 $ 7.78 $ 6.79 $ 5.04 $ 8.00 $ 7.10 $ 7.22 $ 6.36 $ 5.93 $ 4.87
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            427    472    532    558    674    995  1,173  1,269  1,663  1,968
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $15.42 $16.19 $14.31 $10.74 $17.59 $15.39 $14.44 $13.40 $12.04 $ 9.42
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            572    614    689    824    954  1,056  1,226  1,570  1,952  2,239
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $ 5.88 $ 5.97 $ 5.27 $ 4.47 $10.45 $11.24 $10.65     --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            157     69     85     65     70     54      7     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS -- CLASS A
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $ 6.39 $ 6.79 $ 6.08 $ 5.10 $ 9.06     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                          1,939  2,235  2,585  3,136  4,100     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $ 6.31 $ 6.72 $ 6.03 $ 9.66 $ 9.05 $18.28 $15.23 $14.61 $13.03 $10.24
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                          3,625  4,205  4,834  5,660  7,094  1,987  2,290  2,543  2,775  2,810
--------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $11.12 $12.29 $10.91 $ 8.79 $12.89 $11.78 $10.58     --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            115     91     93     72     26     10      8     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $13.19 $14.95 $13.16 $ 9.70 $16.43 $14.30 $11.51     --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            223    229    147    119    133     42     12     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $11.26 $11.67 $ 9.39 $ 6.97 $13.91 $13.03 $11.81 $11.24 $ 9.80 $ 6.90
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            326    347    381    466    520    620    750    697    677    427
--------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $15.14 $16.91 $13.97 $10.40 $17.41 $17.90 $16.10 $14.63 $12.56 $ 9.53
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            786    882  1,031  1,051  1,257  1,559  1,833  2,058  2,302  2,470
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                      2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET -- CLASS A
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $32.24 $32.62 $32.97 $33.25 $32.86 $31.67 $30.59 $30.08 $30.12 $30.22
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            157    201    241    335    259    433    238    344    444    863
--------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $31.24 $31.61 $31.97 $32.35 $32.05 $30.96 $29.98 $29.55 $29.66 $29.84
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            328    416    508    627    361    262    400    566    711  1,022
--------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $ 5.51 $ 5.42 $ 5.07 $ 3.95 $ 5.96 $ 4.99 $ 4.68 $ 4.49     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            230    260    294    305     81     50     54     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $15.62 $17.12 $13.09 $ 8.43 $16.19 $13.38 $12.39     --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            311    335    214    162    135     48     30     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $ 8.52 $ 9.02 $ 8.15 $ 6.59 $10.77 $10.72     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                             73     83    104    107    138     21     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $ 9.57 $10.60 $ 9.31 $ 6.79 $11.60 $11.10     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            132     95     74     43     30      9     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $10.83 $10.98 $11.02 $10.32 $10.88 $ 9.87 $ 9.95     --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            626    702    735    566    272    195    161     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $17.70 $17.69 $16.84 $16.06 $17.39 $16.83 $16.40 $16.26 $15.86 $15.49
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            178    176    213    157    170    227    287    275    292    240
--------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $16.23 $17.10 $13.75 $11.03 $16.94 $17.46 $15.00 $14.56 $12.51 $ 8.68
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            192    207    235    241    265    341    383    499    427    297
--------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $16.32 $16.83 $14.63 $10.38 $18.16 $17.14 $18.06 $17.57     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                             94     94    110     83     99     14     12     --     --     --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                      2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $ 7.90 $ 8.72 $ 8.17 $ 6.35 $10.86 $10.76     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                             77     77     84     91     94     20     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $ 5.29 $ 5.51 $ 4.93 $ 3.77 $ 6.35 $ 6.35 $ 5.63 $ 5.23     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                             45     48     53     66     86    146    117     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $10.07 $10.39 $ 9.12 $ 7.19 $11.53 $11.96 $10.44     --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                             44     47     72     84     93    157    129     --     --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $10.68 $11.48 $ 9.90 $ 7.14 $ 9.98 $ 9.07 $ 8.66 $ 8.43 $ 7.97 $ 5.83
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            377    193    131     91    113    121    149    225    198     84
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY -- CLASS A
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $54.82 $59.03 $50.65 $37.23 $70.46 $63.84 $61.29 $57.16 $51.45 $37.75
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            118    138    151    154    186    197    270    320    387    453
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $52.78 $56.97 $49.00 $36.11 $68.51 $62.23 $59.89 $55.99 $50.53 $37.17
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            132    147    149    132    159    227    234    272    297    327
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $14.53 $13.89 $13.23 $12.36 $12.20 $11.62 $11.33 $11.26 $10.97 $10.69
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            528    493    407    354    379    416    490    551    570    493
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $10.92 $13.47 $12.74 $ 9.92 $19.02 $17.11 $13.81 $12.11 $10.39 $ 7.82
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            144    169    200    236    260    315    260    243    212    129
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $10.22 $11.16 $10.12 $ 7.73 $12.93 $12.46 $11.09 $10.52 $ 9.70 $ 7.66
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                             34     43     50     56     65     82    131    131    133     88
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $11.65 $12.48 $11.16 $ 9.19 $14.86 $14.50 $12.30 $11.61 $10.27 $ 7.92
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            116    148    172    247    319    302    296    259    232    205
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                      2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $10.90 $11.97 $ 9.55 $ 6.81 $12.21 $11.04 $10.19 $ 9.51 $ 8.61 $ 6.21
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            192    216    230    256    302    284    324    333    384    214
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $13.29 $15.52 $12.57 $ 8.81 $13.91 $14.06 $12.40 $11.69 $10.26 $ 7.38
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            146    150    179    200    208    325    332    447    402    250
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND -- CLASS A
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $32.15 $30.88 $29.22 $26.89 $35.48 $34.71 $31.86 $31.20 $28.97 $23.85
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                             45     58     48     59     76    378    110    132    131     93
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $30.94 $29.79 $28.26 $26.08 $34.49 $33.83 $31.13 $30.56 $28.44 $23.48
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            204    229    244    262    326     93    449    548    583    592
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $ 7.33 $ 8.80 $ 6.97 $ 5.24 $ 9.16 $ 8.94 $ 8.20 $ 7.72     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                             82     93    127    142    196    101     70     13     --     --
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $15.16 $16.86 $13.70 $10.96 $17.85 $20.03 $17.45 $16.86 $14.57 $10.73
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            119    134    164    208    279    399    485    526    495    384
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY -- CLASS B
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                        $11.22 $11.93 $10.25 $ 6.54 $12.51 $10.71 $10.09 $ 9.18 $ 8.84 $ 5.67
--------------------------------------------------------------------------------------------------------------------------
   Separate Account 45 number of units outstanding
     (000's)                                            197    214    244    237    274    316    382    537    207     44
--------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.20%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011.


------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.70 $ 11.71 $ 10.48 $  8.33 $ 13.87 $ 13.22 $ 11.35 $ 10.63      --      --
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,379   3,530   3,887   3,515   3,160   1,827   1,271     728      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 11.66 $ 11.59 $ 10.93 $ 10.08 $ 11.46 $ 10.96 $ 10.43 $ 10.31      --      --
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,265   4,403   4,898   4,014   1,472   1,143     397     373      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 11.31 $ 11.53 $ 10.70 $  9.47 $ 11.89 $ 11.41 $ 10.62 $ 10.41      --      --
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,130   3,479   3,293   2,920   2,173   1,249     849     695      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.74 $ 50.54 $ 46.54 $ 40.26 $ 53.95 $ 51.39 $ 47.15 $ 45.53 $ 42.39 $ 36.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,607   3,855   4,129   4,257   4,308   4,475   4,798   5,029   4,208   1,221
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 11.22 $ 11.94 $ 10.84 $  8.99 $ 13.34 $ 12.70 $ 11.22 $ 10.65      --      --
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    10,152  11,126  11,520  11,250  10,734   8,825   5,795   3,138      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 20.14 $ 20.51 $ 15.58 $ 11.62 $ 21.26 $ 18.44 $ 17.12 $ 15.54 $ 13.80 $  9.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,671   1,894   2,049   2,429   2,805   3,494   3,815   4,124   4,091   1,279
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  8.94 $ 10.00 $  8.15 $  6.43 $  9.77 $ 10.83      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       343     323     341     431     171      78      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 21.02 $ 21.96 $ 19.79 $ 15.38 $ 24.53 $ 24.54 $ 20.54 $ 20.19 $ 18.49 $ 14.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,142   3,324   3,557   3,698   4,290   4,984   5,635   6,364   5,670   1,591
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  5.83 $  5.92 $  5.18 $  4.70 $  7.03 $  6.86 $  5.99 $  5.71      --      --
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,325   1,394   1,513   1,732   1,373   1,698   1,681     216      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  7.81 $  7.88 $  7.09 $  5.48 $ 10.13 $  9.14 $  8.79 $  8.18 $  8.00 $  6.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       355     388     416     470     554     625     723     782     744     182
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.09 $ 11.77 $ 10.29 $  7.92 $ 13.28 $ 13.23 $ 11.95 $ 11.40 $ 10.41 $  8.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     8,621   9,703  11,050  12,691  15,162   6,465   7,166   8,080   7,741   2,252
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $229.14 $230.69 $201.51 $158.94 $286.24 $279.98 $256.01 $248.43 $220.33 $149.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       228     264     301     330     392     463     545     613     548     222
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------------------
                                          2011   2010   2009   2008   2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $14.62 $14.12 $13.51 $13.31 $ 14.80 $ 14.53 $ 14.13 $ 13.99 $ 13.60 $13.32
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    5,404  6,327  7,161  7,625  10,033  10,809  11,494  11,977  11,974  3,674
-------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.11 $ 9.67 $ 8.76 $ 6.68 $ 11.12 $ 10.85      --      --      --     --
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,017  1,155  1,352  1,290     963     302      --      --      --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $27.66 $27.58 $24.40 $19.62 $ 31.69 $ 30.56 $ 26.88 $ 26.06 $ 23.92 $18.94
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,013  4,445  4,963  5,596   6,323   7,331   8,383   9,053   8,439  2,393
-------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $14.68 $15.84 $13.91 $11.01 $ 18.67 $ 16.57 $ 15.34 $ 14.02 $ 12.84 $ 9.91
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    5,903  6,973  8,286  9,776  11,637  13,414  14,341  14,238  13,403  2,875
-------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.94 $10.05 $ 9.14 $ 7.09 $ 10.52 $ 10.43      --      --      --     --
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,633  1,752  2,199  2,264   2,628     664      --      --      --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 7.76 $ 8.22 $ 7.54 $ 5.94 $  9.52      --      --      --      --     --
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,065  1,052  1,026    757     863      --      --      --      --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $12.67 $12.66 $11.68 $10.14 $ 11.91 $ 11.66 $ 10.51      --      --     --
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      601    480    338    307     362     321      81      --      --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $36.53 $38.31 $29.24 $20.92 $ 30.54 $ 28.28 $ 24.09 $ 23.37      --     --
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      800    930    996    932     909     341     297      62      --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $12.36 $11.98 $11.41 $11.32 $ 10.76 $  9.97 $  9.75      --      --     --
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,454  1,532  1,509  1,734   1,003     493      38      --      --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $15.99 $18.45 $16.76 $11.30 $ 26.83 $ 19.12 $ 14.12 $ 10.76 $  8.81 $ 5.72
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,235  2,647  3,162  3,004   3,820   4,088   4,095   3,531  27,090    737
-------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $21.69 $20.85 $20.25 $20.97 $ 20.49 $ 19.41 $ 19.05 $ 19.04 $ 18.91 $18.73
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,594  1,698  2,027  2,492   2,914   3,131   3,491   4,043   4,619  1,850
-------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $10.79 $13.15 $12.18 $ 9.11 $ 16.73 $ 14.69 $ 12.47 $ 10.78 $  9.60 $ 7.33
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,273  4,597  4,895  5,199   5,905   6,892   7,621   8,017   6,516  1,628
-------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $11.41 $13.16 $12.66 $10.08 $ 20.70 $ 18.75 $ 15.37 $ 13.49 $ 11.55 $ 8.65
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,985  3,362  3,842  4,586   5,414   5,626   5,792   5,816   5,125  1,285
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------
 EQ/ INTERNATIONAL VALUE PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.91 $ 19.21 $ 18.33 $ 14.25 $ 25.30 $ 23.24 $ 18.71 $ 17.09 $ 14.22 $11.24
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,505   2,817   3,102   3,321   4,143   4,607   4,933   4,781   4,396  1,445
-----------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.86 $ 13.74 $ 12.38 $  9.47 $ 15.91 $ 16.31 $ 13.71 $ 13.35 $ 12.19 $ 9.73
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,506   1,724   1,918   2,221   2,625   3,079   3,795   3,942   3,680  1,342
-----------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $  9.07 $  9.58 $  8.50 $  6.80 $ 10.99 $ 10.71 $  9.60 $  9.06 $  8.23 $ 6.83
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,662   1,909   2,214   2,449   2,815   3,293   3,821   4,211   4,026    993
-----------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $  7.82 $  7.73 $  6.75 $  5.02 $  7.96 $  7.07 $  7.20 $  6.34 $  5.92 $ 4.86
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,718   3,063   3,809   3,977   4,750   5,507   5,789   6,068   5,986  2,292
-----------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.31 $ 16.08 $ 14.22 $ 10.67 $ 17.49 $ 15.31 $ 14.38 $ 13.35 $ 12.00 $ 9.39
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,698     953   1,109   1,206   1,461   1,300   1,516   1,558   1,506    496
-----------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $  5.86 $  5.95 $  5.26 $  4.47 $ 10.44 $ 11.24 $ 10.64      --      --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,237     463     382     320     528     605      93      --      --     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 11.94 $ 12.73 $ 11.43 $  9.61 $ 17.16 $ 18.20 $ 15.17 $ 14.56 $ 12.99 $10.22
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    10,066  11,451  13,118  14,916  18,463  13,475  14,461  15,533  14,531  4,578
-----------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 11.08 $ 12.26 $ 10.88 $  8.78 $ 12.87 $ 11.77 $ 10.57      --      --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       510     577     532     357     140     117      54      --      --     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.15 $ 14.90 $ 13.12 $  9.68 $ 16.40 $ 14.29 $ 11.51      --      --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,001   1,054     939     688     594     240      40      --      --     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 11.20 $ 11.61 $  9.35 $  6.94 $ 13.86 $ 12.98 $ 11.78 $ 11.21 $  9.78 $ 6.89
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     5,483   6,242   7,234   8,228   9,544  11,305  12,783  13,609  12,491  2,799
-----------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.03 $ 16.79 $ 13.88 $ 10.34 $ 17.32 $ 17.81 $ 16.03 $ 14.57 $ 12.51 $ 9.51
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,139   4,716   5,762   5,211   6,623   8,423   8,724   9,029   8,508  3,161
-----------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 30.77 $ 31.14 $ 31.51 $ 31.90 $ 31.62 $ 30.57 $ 29.61 $ 29.20 $ 29.33 $29.52
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,109   1,161   1,674   2,708   1,791   1,365   1,411   1,417   1,972  1,554
-----------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $  5.48 $  5.39 $  5.04 $  3.93 $  5.93 $  4.97 $  4.66 $  4.47      --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,243   1,575   1,701   1,807     871     143     137      13      --     --
-----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------
                                          2011   2010   2009   2008   2007   2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                            $15.57 $17.07 $13.06 $ 8.42 $16.17 $ 13.37 $ 12.39      --      --     --
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,343  1,445  1,227    971    936     320     133      --      --     --
------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.49 $ 9.00 $ 8.14 $ 6.58 $10.76 $ 10.71      --      --      --     --
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      576    673    848    922    999     372      --      --      --     --
------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.55 $10.58 $ 9.29 $ 6.79 $11.59 $ 11.10      --      --      --     --
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,013    868    496    328    315     135      --      --      --     --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                            $10.80 $10.95 $10.99 $10.30 $10.86 $  9.86 $  9.94      --      --     --
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,309  3,480  4,278  3,734  1,641   1,522   1,269      --      --     --
------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                            $17.53 $17.53 $16.70 $15.94 $17.26 $ 16.71 $ 16.29 $ 16.17 $ 15.77 $15.42
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,206  2,529  2,934  2,700  3,276   3,669   4,057   4,383   4,326  1,432
------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                            $16.11 $16.99 $13.67 $10.97 $16.85 $ 17.38 $ 14.94 $ 14.50 $ 12.48 $ 8.66
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,831  2,150  2,399  2,545  2,937   3,525   3,854   4,174   3,847  1,053
------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                            $16.12 $16.64 $14.47 $10.27 $17.99 $ 16.98 $ 17.90 $ 17.42      --     --
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,328  1,468  1,513  1,438  1,687      96      88      19      --     --
------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 7.88 $ 8.70 $ 8.15 $ 6.35 $10.86 $ 10.76      --      --      --     --
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      434    468    503    561    775     237      --      --      --     --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 5.26 $ 5.48 $ 4.90 $ 3.75 $ 6.32 $  6.33 $  5.61 $  5.21      --     --
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      384    281    340    283    498     473     215      12      --     --
------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                            $10.03 $10.36 $ 9.10 $ 7.17 $11.51 $ 11.95 $ 10.44      --      --     --
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      438    446    361    493    559     811     393      --      --     --
------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                            $10.61 $11.41 $ 9.85 $ 7.10 $ 9.93 $  9.03 $  8.63 $  8.40 $  7.95 $ 5.82
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,717  2,554  2,394  1,933  1,978   2,218   2,770   3,237   2,600    551
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                            $52.09 $56.25 $48.41 $35.69 $67.76 $ 61.57 $ 59.29 $ 55.46 $ 50.07 $36.85
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      851  1,032    665    162    185     238     264     269     265    161
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                            $14.46 $13.83 $13.18 $12.32 $12.17 $ 11.59 $ 11.30 $ 11.24 $ 10.96 $10.69
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,905  7,381  7,850  8,401  9,376  10,117  11,139  12,384  12,153  4,285
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



--------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------
                                          2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------------------
   Unit value                            $10.86 $13.41 $12.69 $ 9.89 $18.96 $17.07 $13.79 $12.09 $10.38 $ 7.82
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,038  2,387  2,645  2,888  3,283  3,610  3,367  3,660  3,008    923
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------------------------------------
   Unit value                            $10.17 $11.11 $10.08 $ 7.70 $12.89 $12.42 $11.07 $10.50 $ 9.69 $ 7.65
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,361  1,524  1,573  1,747  2,196  2,469  2,709  2,980  2,952  1,004
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------------------------------------------
   Unit value                            $11.59 $12.42 $11.11 $ 9.15 $14.81 $14.47 $12.27 $11.60 $10.26 $ 7.92
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,549  2,921  3,376  4,173  4,869  5,608  6,137  6,199  5,210  1,722
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
   Unit value                            $10.85 $11.92 $ 9.51 $ 6.79 $12.18 $11.01 $10.17 $ 9.50 $ 8.60 $ 6.21
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,966  3,508  4,099  4,628  5,331  6,249  7,050  8,108  7,657  2,602
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------
   Unit value                            $13.23 $15.45 $12.52 $ 8.78 $13.87 $14.03 $12.38 $11.67 $10.25 $ 7.38
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,406  2,764  3,037  3,405  4,059  4,691  5,098  5,827  5,443  1,889
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
--------------------------------------------------------------------------------------------------------------
   Unit value                            $30.55 $29.43 $27.94 $25.79 $34.12 $33.49 $30.83 $30.28 $28.20 $23.29
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,900  2,148  2,255  2,545  3,358  3,901  4,366  4,900  4,511    903
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
   Unit value                            $ 7.28 $ 8.74 $ 6.93 $ 5.21 $ 9.12 $ 8.90 $ 8.17 $ 7.70     --     --
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      574    638    736    728    884    680    554     19     --     --
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------
   Unit value                            $15.06 $16.75 $13.62 $10.90 $17.76 $19.94 $17.38 $16.80 $14.55 $10.70
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,004  3,404  3,946  4,558  5,608  6,898  7,963  8,796  8,124  2,322
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------
   Unit value                            $11.16 $11.87 $10.21 $ 6.52 $12.47 $10.68 $10.07 $ 9.16 $ 8.83 $ 5.67
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,743  1,987  2,254  2,156  2,575  2,567  2,975  3,498  1,530    306
--------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011.


------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.57 $11.58 $10.38 $ 8.27 $13.79 $13.16 $11.32 $10.62     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        678    748    815    844    603    595    286     51     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,284  1,466  1,542  1,566  1,649  1,595  1,278    688     --     --
------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.53 $11.47 $10.84 $10.00 $11.39 $10.92 $10.40 $10.29     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,400  1,316  1,165    780    434    343    285    131     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,363  2,720  2,398  2,542  1,016    438    492    237     --     --
------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.18 $11.41 $10.61 $ 9.40 $11.82 $11.36 $10.59 $10.39     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        909  1,003    862    798    636    456    367    150     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,195  1,201  1,190  1,565    974    946    948    426     --     --
------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $46.86 $48.66 $44.88 $38.88 $52.19 $49.78 $45.74 $44.24 $41.25 $35.10
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,547  1,688  1,783  1,952  2,239  2,505  2,919  3,361  3,674  3,926
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,058  1,183  1,234  1,346  1,500  1,399  1,314  1,132    732    407
------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.08 $11.82 $10.74 $ 8.93 $13.27 $12.64 $11.19 $10.63     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      2,807  3,183  3,362  3,168  2,958  1,913    711    256     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,167  4,151  5,278  5,241  6,731  6,975  4,170  1,617     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $19.69 $20.09 $15.28 $11.42 $20.92 $18.17 $16.90 $15.36 $13.66 $ 9.83
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        563    635    674    781    916  1,201  1,468  1,733  2,001  2,020
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,490  1,663  1,789  2,048  2,476  3,532  4,499  5,465  6,324  6,943
------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 8.86 $ 9.94 $ 8.11 $ 6.41 $ 9.75 $10.82     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         54     62     66     86     33      8     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         87     88     99    170     47     14     --     --     --     --
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                        2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 20.56 $ 21.50 $ 19.41 $ 15.11 $ 24.14 $ 24.18 $ 20.27 $ 19.96 $ 18.30 $ 14.14
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)           1,106   1,217   1,356   1,458   1,752   2,213   2,721   3,230   3,348   3,538
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,314   1,428   1,562   1,799   2,291   2,960   3,782   4,699   4,955   5,160
----------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  5.71 $  5.82 $  5.10 $  4.63 $  6.93 $  6.78 $  5.92 $  5.66      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             433     412     454     533     588     886     767      87      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             335     325     352     413     535     720     983     345      --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  7.66 $  7.74 $  6.98 $  5.40 $ 10.00 $  9.04 $  8.71 $  8.12 $  7.94 $  6.29
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              19      19      31      30      44      46      54      55      39      29
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)              77      91     113     132     126     157     557     258     189      89
----------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 11.86 $ 11.56 $ 10.12 $  7.80 $ 13.11 $ 13.08 $ 11.83 $ 11.30 $ 10.33 $  7.97
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)           1,084   1,230   1,405   1,644   2,094   1,987   2,382   2,835   3,037   3,265
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           6,168   7,037   7,935   8,941  10,718  10,352  13,004  15,697  17,536  18,971
----------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $216.98 $218.78 $191.39 $151.18 $272.69 $267.14 $244.64 $237.75 $211.19 $143.14
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             299     336     384     430     529     687     900   1,044   1,145   1,240
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             378     428     486     555     670     876   1,138   1,384   1,588   1,770
----------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 14.31 $ 13.84 $ 13.26 $ 13.09 $ 14.57 $ 14.33 $ 13.96 $ 13.84 $ 13.48 $ 13.22
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             568     629     699     758   1,111   1,273   1,222   1,021     985     903
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           2,887   3,265   3,654   4,114   5,253   6,838   8,972  10,774  12,484  14,961
----------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  9.04 $  9.61 $  8.71 $  6.66 $ 11.10 $ 10.85      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             111     143     171     211     168      49      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             382     367     397     374     369      94      --      --      --      --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                             -----------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003    2002
--------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $26.92 $26.88 $23.82 $19.19 $31.03 $29.97 $26.40 $25.63 $ 23.57 $ 18.69
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,051  1,137  1,262  1,388  1,714  2,138  2,703  3,163   3,443   3,683
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,569  2,893  3,275  3,764  4,648  6,213  8,100  9,685  10,779  11,356
--------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.45 $15.61 $13.73 $10.89 $18.49 $16.44 $15.24 $13.95 $ 12.80 $  9.89
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        696    841    976  1,203  1,298  1,541  1,644  1,467   1,522     767
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        805    952  1,079  1,313  1,429  1,821  2,123  2,102   2,058   1,041
--------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.86 $ 9.99 $ 9.10 $ 7.06 $10.50 $10.43     --     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        470    474    537    578    609    222     --     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        603    457    550    474    444    141     --     --      --      --
--------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 7.71 $ 8.18 $ 7.51 $ 5.92 $ 9.52     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        299    269    261    282    245     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        505    548    558    619    308     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.54 $12.55 $11.60 $10.08 $11.86 $11.63 $10.50     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        168    154    137    137    178    114     54     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        177    167     84     66     77     74     17     --      --      --
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $35.26 $37.03 $28.30 $20.28 $29.65 $27.50 $23.46 $22.79      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        283    281    280    264    267    191    183     31      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        273    289    281    295    311    141    170     72      --      --
--------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.33 $11.97 $11.41 $11.34 $10.80 $10.02 $ 9.82     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        404    367    384    417    225    104      8     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        472    523    463    499    227    125     16     --      --      --
--------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                             --------------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.64 $18.08 $16.45 $11.11 $26.41 $ 18.85 $ 13.94 $ 10.64 $  8.72 $  5.67
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,002  1,142  1,252  1,341  1,728   1,993   2,131   1,948   1,871   1,807
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,233  1,401  1,671  1,671  2,238   2,967   3,667   3,845   4,287   3,992
-----------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $21.02 $20.23 $19.68 $20.41 $19.97 $ 18.95 $ 18.62 $ 18.65 $ 18.54 $ 18.40
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        470    565    690    860  1,014   1,287   1,772   2,322   2,993   4,099
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        396    416    524    571    579     773   1,100   1,348   1,651   1,739
-----------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.59 $12.92 $11.99 $ 8.98 $16.51 $ 14.52 $ 12.35 $ 10.68 $  9.53 $  7.29
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        323    357    414    429    388     502     525     425     279     133
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,338  1,473  1,671  1,946  2,344   3,119   3,695   4,078   3,761   3,093
-----------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.13 $12.84 $12.38 $ 9.87 $20.30 $ 18.42 $ 15.12 $ 13.29 $ 11.40 $  8.55
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,578  1,762  1,967  2,218  2,628   3,112   3,477   3,816   4,111   3,907
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,015  1,145  1,319  1,498  1,872   2,019   2,553   2,475   2,639     208
-----------------------------------------------------------------------------------------------------------------------
 EQ/ INTERNATIONAL VALUE PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.56 $18.82 $17.99 $14.00 $24.89 $ 22.90 $ 18.47 $ 16.89 $ 14.08 $ 11.14
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        588    682    750    848  1,077   1,280   1,346   1,244   1,181   1,196
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,912  3,272  3,639  4,114  4,966   6,421   7,759   9,124  10,329  12,054
-----------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.58 $13.45 $12.14 $ 9.30 $15.66 $ 16.07 $ 13.53 $ 13.20 $ 12.07 $  9.64
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        454    505    544    624    769     978   1,142   1,375   1,530   1,663
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,536  5,077  5,750  6,572  8,143  10,415  13,350  16,352  18,895  21,846
-----------------------------------------------------------------------------------------------------------------------
 EQ LARGE CAP CORE PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 8.89 $ 9.41 $ 8.35 $ 6.69 $10.84 $ 10.58 $  9.49 $  8.98 $  8.17 $  6.79
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        171    192    218    255    332     411     551     635     715     776
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,207  1,380  1,599  1,960  2,567   3,675   4,802   5,835   6,684   6,910
-----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                             -----------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003    2002
--------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 7.67 $ 7.60 $ 6.64 $ 4.94 $ 7.86 $ 6.99 $ 7.13 $ 6.28 $  5.88 $  4.84
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      2,110  2,261  2,596  2,797  3,381  4,248  5,346  6,276   7,382   8,409
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,679  3,016  3,463  4,108  4,849  6,383  8,379  9,271  10,777  12,339
--------------------------------------------------------------------------------------------------------------------
 EQ/ LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.97 $15.75 $13.95 $10.49 $17.21 $15.09 $14.19 $13.19 $ 11.88 $  9.31
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,421  1,494  1,678  1,885  2,262  2,809  3,663  4,453   5,082   5,638
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,619  2,743  3,051  3,436  4,084  5,280  6,697  8,228   9,491  10,806
--------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 5.89 $ 5.99 $ 5.30 $ 4.51 $10.56 $11.38 $10.80     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        385    225    239    156    159    136     28     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        542    137    136    147    156    182     41     --      --      --
--------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.68 $12.48 $11.22 $ 9.45 $16.90 $17.95 $14.99 $14.41 $ 12.88 $ 10.14
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      3,714  4,243  4,867  5,687  7,503  2,657  3,058  3,317   3,362   3,350
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,804  3,217  3,670  4,274  5,583  6,430  8,002  9,491  10,036  10,473
--------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.97 $12.15 $10.81 $ 8.73 $12.82 $11.74 $10.56     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        114    125     95     75     48     49     25     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        291    274    265    202     86     80     74     --      --      --
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.02 $14.78 $13.03 $ 9.63 $16.34 $14.25 $11.50     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        232    227    223    179    138     82     31     --      --      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        204    211    214    191    264     78     28     --      --      --
--------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.01 $11.43 $ 9.22 $ 6.86 $13.70 $12.86 $11.69 $11.14 $  9.73 $  6.87
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        610    687    808    935  1,100  1,330  1,652  1,605   1,435     951
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        640    740    861  1,046  1,295  1,862  2,752  2,883   2,874   2,717
--------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.69 $16.45 $13.61 $10.16 $17.04 $17.55 $15.82 $14.40 $12.39 $ 9.42
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        853    948  1,067  1,128  1,472  1,921  2,356  2,500  2,709  2,863
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        622    732    838    780  1,031  1,465  2,388  2,481  2,639  3,169
------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------
   Unit value                                $29.38 $29.78 $30.18 $30.60 $30.37 $29.41 $28.53 $28.18 $28.34 $28.57
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        510    571    813  1,288    949  1,040  1,076  1,221  1,537  2,299
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,247  1,398  1,654  2,696  2,271  2,410  2,619  2,938  3,834  5,633
------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 5.37 $ 5.29 $ 4.96 $ 3.87 $ 5.85 $ 4.91 $ 4.61 $ 4.43     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        367    414    545    637    270    136    143      3     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        415    431    460    617    441     28     47     20     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.41 $16.92 $12.97 $ 8.37 $16.10 $13.34 $12.37     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        333    332    311    208    175     74     68     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        463    512    470    294    336    109     49     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 8.42 $ 8.94 $ 8.09 $ 6.56 $10.74 $10.71     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        157    164    191    210    225     50     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        134    146    173    193    210     92     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.47 $10.51 $ 9.25 $ 6.76 $11.57 $11.09     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        256    162    123     70     80      8     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        286    241    187    102    146     34     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.69 $10.85 $10.91 $10.24 $10.82 $ 9.84 $ 9.93     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        919  1,111  1,232    991    393    330    253     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,490  1,624  1,795  1,173    444    431    308     --     --     --
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $17.05 $17.08 $16.29 $15.57 $16.89 $16.38 $15.99 $15.89 $15.53 $15.20
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        260    306    328    223    293    353    490    460    434    430
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        344    392    425    324    436    459    574    603    631    552
------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.78 $16.66 $13.42 $10.79 $16.60 $17.14 $14.76 $14.35 $12.36 $ 8.59
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        434    480    536    558    662    793    914  1,073  1,030    859
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        657    744    864    995  1,203  1,660  2,139  2,622  3,320  2,817
------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.56 $16.08 $14.01 $ 9.96 $17.46 $16.51 $17.43 $16.99     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        187    184    171    128    173     45     46     10     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        385    404    419    369    415    145    160     17     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 7.82 $ 8.64 $ 8.11 $ 6.32 $10.83 $10.76     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        118    106    121    113    136     61     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        158    172    165    189    228     98     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 5.16 $ 5.38 $ 4.82 $ 3.69 $ 6.24 $ 6.25 $ 5.55 $ 5.16     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        126     97    150    152    214    193    114     14     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         77     77     80    108    129    177    169     41     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.93 $10.27 $ 9.04 $ 7.13 $11.47 $11.92 $10.43     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        123    116    128    159    159    251    156     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        195    196    202    244    298    350    250     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.41 $11.21 $ 9.68 $ 7.00 $ 9.80 $ 8.92 $ 8.54 $ 8.33 $ 7.89 $ 5.79
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        419    314    306    199    239    292    365    431    286    184
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        454    473    407    309    351    275    431    573    552    243
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $50.08 $54.16 $46.68 $34.47 $65.53 $59.65 $57.52 $53.88 $48.73 $35.92
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        170    192    181    139    170    220    284    334    375    404
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        283    327    317    305    364    467    585    710    812    899
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.24 $13.64 $13.02 $12.19 $12.06 $11.50 $11.24 $11.19 $10.92 $10.67
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        798    813    774    699    685    797  1,030  1,247  1,242  1,119
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        745    813    834    705    622    738    919  1,011  1,187  1,217
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.70 $13.23 $12.53 $ 9.78 $18.79 $16.94 $13.70 $12.03 $10.34 $ 7.81
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        246    280    332    400    453    524    462    456    377    183
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        349    392    439    528    652    762    657    704    494    118
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.01 $10.96 $ 9.96 $ 7.62 $12.77 $12.33 $11.00 $10.45 $ 9.66 $ 7.64
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         82     89    109    118    154    160    181    201    230    166
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        151    153    166    192    233    294    268    253    248    169
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.42 $12.25 $10.98 $ 9.06 $14.68 $14.36 $12.20 $11.54 $10.23 $ 7.91
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        241    275    323    404    440    512    544    503    429    344
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        281    334    384    478    700  1,027  1,404  1,102    698    384
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.68 $11.76 $ 9.39 $ 6.72 $12.07 $10.93 $10.11 $ 9.45 $ 8.58 $ 6.20
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        207    245    277    314    387    519    629    806    761    429
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        292    323    367    426    492    721    863  1,078  1,104    369
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.03 $15.24 $12.37 $ 8.68 $13.75 $13.92 $12.30 $11.62 $10.22 $ 7.37
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        211    252    288    333    339    535    605    904    765    486
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        301    334    352    410    587    779    911  1,203    820    388
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $29.42 $28.38 $26.98 $24.94 $33.05 $32.49 $29.95 $29.46 $27.48 $22.73
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        448    488    490    540    727    911  1,125  1,318  1,384  1,316
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        931  1,017  1,101  1,227  1,569  2,099  2,710  3,408  3,959  3,827
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 7.14 $ 8.58 $ 6.82 $ 5.14 $ 8.99 $ 8.79 $ 8.09 $ 7.63     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        192    226    279    293    412    286    189     68     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        247    327    366    306    347    259    287     29     --     --
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.74 $16.42 $13.37 $10.72 $17.49 $19.67 $17.17 $16.63 $14.39 $10.62
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        234    276    327    392    554    761    919    986    840    665
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,462  1,650  1,914  2,179  2,770  3,861  5,204  6,654  7,289  7,825
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.00 $11.71 $10.08 $ 6.45 $12.36 $10.60 $10.01 $ 9.12 $ 8.81 $ 5.66
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        422    430    469    444    513    609    854  1,028    278     44
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        491    551    657    537    647    737  1,024  1,493    571    264
------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011.


----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                               2011     2010     2009     2008    2007    2006    2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $  10.40 $  11.42 $  10.26 $   8.19 $ 13.68 $ 13.09 $11.28 $10.60     --     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          610      715      734      667     566     265    106     40     --     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       39,758   44,516   47,988   44,143  31,080   6,793    342    120     --     --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $  11.34 $  11.31 $  10.71 $   9.90 $ 11.30 $ 10.85 $10.36 $10.27     --     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        1,345    1,265    1,146      992     549     334    254    140     --     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       26,538   25,752   25,907   18,171   4,087   1,202    501    286     --     --
----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $  11.00 $  11.25 $  10.48 $   9.30 $ 11.73 $ 11.29 $10.55 $10.38     --     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          933    1,057      999      779     627     429    360    137     --     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       20,717   20,999   20,920   16,064   7,023   2,537    671    279     --     --
----------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $  44.46 $  46.26 $  42.75 $  37.11 $ 49.91 $ 47.71 $43.93 $42.57 $39.77 $33.91
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        1,283    1,358    1,456    1,572   1,879   2,045  2,273  2,498  2,668  2,816
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       21,265   22,543   23,023   18,036   9,394   3,387    762    659    461    279
----------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $  10.91 $  11.66 $  10.61 $   8.84 $ 13.16 $ 12.57 $11.15     --     --     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        3,067    3,447    3,411    3,625   3,240   2,127    788     --     --     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      130,217  139,811  147,651  130,940  85,777  22,340  2,035     --     --     --
----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $  19.11 $  19.54 $  14.90 $  11.15 $ 20.47 $ 17.82 $16.60 $15.12 $13.48 $ 9.71
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        1,080    1,213    1,380    1,540   1,874   2,275  2,668  3,054  3,346  3,468
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        2,846    2,770    2,587    2,766   2,301   1,922  1,979  2,313  2,809  3,037
----------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $   8.77 $   9.85 $   8.05 $   6.38 $  9.73 $ 10.82     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                           26       21       29       69      37      12     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                           10    2,403    2,073    1,829     936     153     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                        2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 19.95 $ 20.92 $ 18.92 $ 14.75 $ 23.62 $ 23.71 $ 19.92 $ 19.65 $ 18.05 $ 13.98
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             945   1,061   1,188   1,279   1,597   1,927   2,336   2,719   2,785   2,900
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           5,468   5,037   4,776   3,421   2,381   1,301   1,147   1,430   1,339   1,334
----------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  5.57 $  5.68 $  4.98 $  4.54 $  6.81 $  6.67 $  5.84 $  5.59      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             348     350     377     433     479     620     632      71      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           6,783   6,127   5,308   3,897   2,391   1,207     536     306      --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  7.47 $  7.57 $  6.83 $  5.30 $  9.83 $  8.91 $  8.60 $  8.03 $  7.87 $  6.25
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              52      43      41      43      46      52      53      30      38      35
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             622     620     641     636     349     147      65      88     101      79
----------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 11.56 $ 11.29 $  9.90 $  7.65 $ 12.88 $ 12.87 $ 11.67 $ 11.18 $ 10.23 $  7.91
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             739     921   1,088   1,315   1,850   1,219   1,450   1,594   1,685   1,728
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           4,727   5,007   5,543   6,117   7,563   4,914   5,540   6,418   6,957   7,543
----------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $201.73 $203.81 $178.67 $141.42 $255.59 $250.91 $230.23 $224.21 $199.56 $135.53
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             155     180     204     232     289     361     422     469     489     510
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             444     467     502     423     392     361     370     430     484     521
----------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 13.91 $ 13.48 $ 12.94 $ 12.80 $ 14.28 $ 14.07 $ 13.73 $ 13.65 $ 13.32 $ 13.09
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             662     752     800     782   1,284   1,359   1,399   1,172   1,191   1,232
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           9,083   9,069   8,565   6,813   8,678   7,950   8,015   8,979  10,672  12,695
----------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  8.94 $  9.52 $  8.65 $  6.63 $ 11.07 $ 10.84      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             191     199     237     263     156      35      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           5,085   5,553   6,031   5,304   3,797     665      --      --      --      --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                             --------------------------------------------------------------------------
                                              2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
-----------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 25.96 $ 25.98 $ 23.07 $ 18.62 $ 30.17 $29.20 $15.77 $25.07 $23.10 $18.36
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         590     647     761     812     979  1,200  1,369  1,508  1,538  1,539
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       4,883   5,014   4,766   4,288   4,204  3,534  3,726  4,345  4,750  5,020
-----------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 14.15 $ 15.32 $ 13.50 $ 10.73 $ 18.25 $16.26 $15.11 $13.86 $12.74 $ 9.87
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         591     711     866   1,092   1,275  1,408  1,386  1,261  1,331    616
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       6,961   7,854   9,136   9,050   5,863  2,666  1,390  1,251  1,338    701
-----------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $  9.75 $  9.90 $  9.03 $  7.03 $ 10.47 $10.42     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         520     506     654     619     694    200     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       7,899   7,472   8,263   8,326   6,851  1,076     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $  7.64 $  8.12 $  7.47 $  5.90 $  9.50     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         248     227     234     157     104     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      26,366  27,864  29,210  27,745  13,483     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.38 $ 12.40 $ 11.49 $ 10.01 $ 11.80 $11.59 $10.49     --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         184     161     130     138     180    116     33     --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,259   2,245   1,717   1,577   1,416    425     11     --     --     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 33.62 $ 35.38 $ 27.10 $ 19.46 $ 28.50 $26.49 $22.64 $22.05     --     --
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         300     297     280     243     223    148    129     30     --     --
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       3,903   4,112   3,958   3,270   2,211    519    111     63     --     --
-----------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.09 $ 11.76 $ 11.24 $ 11.19 $ 10.68 $ 9.92 $ 9.74     --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         477     446     417     454     169     85      4     --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       5,942   5,515   5,491   5,387   1,997    457      9     --     --     --
-----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.19 $17.60 $16.04 $10.86 $25.86 $18.50 $13.71 $10.48 $ 8.61 $ 5.61
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        908  1,057  1,240  1,328  1,520  1,689  1,667  1,556  1,439  1,441
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      7,944  8,828  9,622  8,369  5,992  2,602  1,632  1,515  1,462  1,464
------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $20.15 $19.44 $18.94 $19.69 $19.30 $18.35 $18.07 $18.13 $18.07 $17.97
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        955  1,042  1,203  1,536  1,984  2,414  2,944  3,603  4,546  5,993
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,335  2,228  2,248  2,058    813    747    873  1,061  1,357  1,226
------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.32 $12.62 $11.73 $ 8.81 $16.22 $14.30 $12.18 $10.56 $ 9.44 $ 7.23
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        327    360    418    371    338    355    366    328    238    100
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      6,294  6,351  6,484  4,686  3,598  2,904  2,599  2,863  2,832  2,786
------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.75 $12.44 $12.01 $ 9.60 $19.79 $17.99 $14.79 $13.03 $11.20 $ 8.42
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1531  1,710  2,027  2,398  2,956  3,446  3,745  3,983  4,195  3,915
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      6,041  6,247  6,599  6,749  5,611  1,983  1,000  1,008  1,052    135
------------------------------------------------------------------------------------------------------------------
 EQ/ INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.11 $18.30 $17.53 $13.67 $24.36 $22.46 $18.15 $16.63 $13.89 $11.02
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        556    605    665    781  1,017  1,158  1,158  1,121  1,114  1,121
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      5,124  5,532  5,490  5,347  4,881  3,580  3,145  3,356  3,673  4,227
------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.21 $13.09 $11.83 $ 9.09 $15.32 $15.76 $13.30 $12.99 $11.90 $ 9.53
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        204    226    228    279    361    415    466    509    568    620
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,742  2,986  2,758  2,921  3,721  4,048  4,589  5,234  6,009  6,939
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 8.66 $ 9.18 $ 8.17 $ 6.56 $10.64 $10.41 $ 9.36 $ 8.87 $ 8.08 $ 6.73
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        190    221    246    276    327    412    507    599    642    706
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,279  2,525  2,683  2,845  3,557  4,130  4,965  5,788  6,613  7,231
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                             ------------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004    2003    2002
---------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 7.48 $ 7.42 $ 6.50 $ 4.85 $ 7.72 $ 6.88 $ 7.03 $  6.21 $  5.82 $  4.80
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,817  1,989  2,378  2,657  3,164  4,038  4,648   5,347   6,234   6,946
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      7,060  7,310  7,663  7,722  7,920  7,569  9,117  10,421  11,828  13,521
---------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.53 $15.32 $13.60 $10.24 $16.84 $14.80 $13.94 $ 12.99 $ 11.72 $  9.20
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        718    773    887    909  1,065  1,228  1,421   1,652   1,886   2,080
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,384  2,793  3,016  2,719  2,698  2,090  2,422   2,867   3,344   3,796
---------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 5.74 $ 5.84 $ 5.18 $ 4.42 $10.36 $11.19 $10.64      --      --      --
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        217     81     80     64     68     63     20      --      --      --
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      6,597  2,766  2,425  1,742  1,312    738    113      --      --      --
---------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.36 $12.15 $10.95 $ 9.24 $16.56 $17.62 $14.75 $ 14.21 $ 12.72 $ 10.04
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       3807  4,413  5,070  5,899  7,968  3,035  3,256   3,414   3,447   3,347
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      6,045  6,685  7,574  8,454  9,126  5,695  5,091   5,823   6,106   6,520
---------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.82 $12.01 $10.71 $ 8.66 $12.75 $11.70 $10.55      --      --      --
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        121    115    110     81     35     30      5      --      --      --
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,345  2,449  2,041  1,080    497    138     45      --      --      --
---------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.84 $14.61 $12.91 $ 9.55 $16.25 $14.20 $11.48      --      --      --
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        219    211    180    147    113     39     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,045  3,917  3,313  2,704  1,865    310      5      --      --      --
---------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.76 $11.20 $ 9.04 $ 6.74 $13.50 $12.70 $11.56 $ 11.04 $  9.67 $  6.84
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,101  1,260  1,483  1,671  2,075  2,486  2,857   3,046   3,156   2,863
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      6,910  7,480  7,799  7,091  6,060  4,317  4,297   4,997   5,343   5,392
---------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------
                                              2011    2010    2009    2008    2007   2006   2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 14.26 $ 16.00 $ 13.27 $  9.92 $16.67 $17.21 $15.54 $14.18 $12.22 $ 9.32
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,378   1,611   1,891   2,080  2,791  3,415  3,954  4,357  4,738  5,068
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       6,440   7,106   8,258   3,049  3,624  3,215  3,279  3,574  3,783  4,067
----------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 27.61 $ 28.05 $ 28.48 $ 28.93 $28.78 $27.92 $27.14 $26.87 $27.08 $27.35
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         545     661     807   1,454  1,294  1,184  1,196  1,317  1,572  2,248
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       3,058   2,790   3,955   5,634  3,506  2,933  1,954  2,306  3,186  4,967
----------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $  5.23 $  5.16 $  4.85 $  3.79 $ 5.74 $ 4.83 $ 4.54 $ 4.38     --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         438     466     577     607    124     62     58      3     --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       4,755   5,560   6,055   5,847  1,806    155     14      6     --     --
----------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 15.20 $ 16.73 $ 12.84 $  8.31 $16.02 $13.29 $12.36     --     --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         354     367     354     213    145     44     35     --     --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       6,195   5,888   5,105   3,782  2,291    361     40     --     --     --
----------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $  8.33 $  8.86 $  8.04 $  6.53 $10.71 $10.70     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          88      96     125     170    194     47     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       3,064   3,351   3,613   3,890  3,519    623     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $  9.37 $ 10.42 $  9.18 $  6.73 $11.54 $11.09     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         227     173      95      59     58     17     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       4,627   3,598   3,094   2,347  1,565    227     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 10.54 $ 10.73 $ 10.81 $ 10.17 $10.76 $ 9.81 $ 9.92     --     --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,017   1,201   1,362   1,103    493    337    248     --     --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      13,482  16,269  17,971  11,794  3,625  1,202    300     --     --     --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $16.43 $16.49 $15.77 $15.10 $16.41 $15.95 $15.60 $15.54 $15.21 $14.92
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        289    351    392    279    352    389    490    489    495    429
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,292  4,269  3,756  1,534  1,355    630    455    480    519    474
------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.33 $16.22 $13.10 $10.55 $16.27 $16.83 $14.52 $14.15 $12.21 $ 8.50
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        337    370    435    461    571    681    710    783    789    660
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,203  4,357  4,503  2,777  2,196  1,231    854  1,001  1,152    974
------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.84 $15.37 $13.41 $ 9.55 $16.79 $15.90 $16.83 $16.44     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        358    396    405    410    471     27     41      9     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,317  4,145  3,402  2,310  2,146     71     15     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 7.73 $ 8.57 $ 8.06 $ 6.29 $10.80 $10.75     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         89     86    100     87    124     39     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      3,361  3,481  3,207  3,287  2,998    531     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 5.02 $ 5.25 $ 4.71 $ 3.62 $ 6.12 $ 6.15 $ 5.47 $ 5.10     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        129    112    103    116    141    158    107     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,787  2,555  2,496  2,130  1,796    424    102      6     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.80 $10.15 $ 8.95 $ 7.08 $11.41 $11.88 $10.41     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        118    105     98    107    123    142     85     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,262  2,134  2,153  2,035  1,990    900    131     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.13 $10.94 $ 9.47 $ 6.86 $ 9.62 $ 8.78 $ 8.42 $ 8.23 $ 7,80 $ 5.74
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        528    448    430    348    402    432    488    647    514    419
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      7,512  5,391  3,886  1,482  1,089    319    349    400    500    378
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ----------------------------------------------------------------------
                                              2011    2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 47.51 $51.49 $44.47 $32.90 $62.68 $57.17 $55.24 $51.85 $46.99 $34.70
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         105    125     92     39     49     62     76     88     99    102
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         897  1,021    764    210    180    171    172    181    211    241
-------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 13.96 $13.40 $12.81 $12.02 $11.91 $11.39 $11.14 $11.13 $10.88 $10.65
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,005    968    916    966  1,145  1,341  1,555  1,721  1,778  1,483
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      10,892  9,742  7,487  3,422  2,253  1,474  1,199  1,470  1,625  1,594
-------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 10.49 $12.99 $12.33 $ 9.64 $18.56 $16.77 $13.59 $11.96 $10.30 $ 7.79
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         262    301    365    417    488    569    462    473    456    346
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       3,843  4,046  4,312  3,649  2,753  1,168    480    411    323    108
-------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $  9.81 $10.76 $ 9.80 $ 7.51 $12.62 $12.21 $10.92 $10.39 $ 9.62 $ 7.63
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         156    166    191    192    251    302    332    382    403    338
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       1,147  1,066  1,086    981    750    346    269    397    296    201
-------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.19 $12.03 $10.80 $ 8.93 $14.50 $14.21 $12.10 $11.47 $10.18 $ 7.89
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         291    349    391    462    510    606    636    613    560    565
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,752  3,050  3,315  3,416  2,431  1,285    919    809    635    503
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 10.47 $11.54 $ 9.24 $ 6.62 $11.92 $10.82 $10.03 $ 9.40 $ 8.54 $ 6.19
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         349    414    445    535    685    807    975  1,099  1,103    768
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,328  2,479  2,357  1,770  1,398    884    663    773    720    427
-------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.77 $14.96 $12.17 $ 8.56 $13.58 $13.78 $12.20 $11.54 $10.18 $ 7.35
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         314    346    395    451    510    656    774    995    827    678
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,853  2,739  2,667  1,982  1,394    838    550    720    545    364
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $27.96 $27.03 $25.75 $23.85 $31.67 $31.19 $28.82 $28.41 $26.55 $22.00
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        445    464    465    536    755    896  1,045  1,146  1,144  1,013
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,141  2,079  1,890  1,874  2,103  1,654  1,626  1,924  2,218  1,906
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 6.95 $ 8.37 $ 6.66 $ 5.03 $ 8.83 $ 8.65 $ 7.97 $ 7.53     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        161    192    253    240    362    218    117     30     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,096  4,459  4,460  3,484  2,924    627    195     11     --     --
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.33 $15.99 $13.05 $10.48 $17.14 $19.31 $16.89 $16.39 $14.22 $10.51
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        208    246    285    326    512    683    796    837    707    482
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,624  1,878  1,909  1,879  2,209  2,465  2,629  3,013  3,182  3,460
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.78 $11.50 $ 9.92 $ 6.36 $12.21 $10.49 $ 9.93 $ 9.07 $ 8.77 $ 5.65
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        873    979  1,106  1,152  1,391  1,590  1,869  2,185    284    150
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      5,006  5,183  5,240  4,243  3,629  2,459  2,792  3,478    278    386
------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.60%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011.


--------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                             -----------------------------------------------------------------------
                                              2011   2010   2009   2008   2007    2006    2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.36 $11.38 $10.23 $ 8.17 $ 13.65 $ 13.07 $11.26 $10.59     --     --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        142    130    148    121     152     189     92     24     --     --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,791  2,270  2,633  2,922   3,517   3,308  1,298    726     --     --
--------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.30 $11.27 $10.67 $ 9.88 $ 11.28 $ 10.84 $10.35 $10.27     --     --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        480    481    432    440     256     190    168     63     --     --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,084  3,607  3,583  3,454   1,731   1,508  1,073    686     --     --
--------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.96 $11.21 $10.45 $ 9.28 $ 11.71 $ 11.28 $10.54 $10.37     --     --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        791    875    795    681     594     462    397    279     --     --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,628  3,058  2,907  2,852   1,825   1,741  1,299    787     --     --
--------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $43.87 $45.68 $42.24 $36.68 $ 49.36 $ 47.21 $43.48 $42.17 $39.41 $33.62
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        709    761    868    963   1,073   1,195  1,301  1,400  1,489  1,564
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,775  2,933  3,090  2,966   3,439   3,955  4,167  3,907  2,733    598
--------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.86 $11.62 $10.58 $ 8.82 $ 13.14 $ 12.55 $11.14 $10.61     --     --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,076  1,222  1,415  1,558   1,599   1,043    408    180     --     --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      6,637  7,603  8,360  8,765  10,293  11,247  7,926  3,664     --     --
--------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $18.97 $19.41 $14.80 $11.09 $ 20.36 $ 17.73 $16.53 $15.07 $13.43 $ 9.69
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        320    392    496    604     718     908  1,100  1,230  1,362  1,384
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,239  1,416  1,585  1,882   2,356   3,069  3,839  4,346  4,534  3,377
--------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 8.74 $ 9.83 $ 8.04 $ 6.37 $  9.72 $ 10.81     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         31     20     22     73      29       7     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        129    137    145    250      73      51     --     --     --     --
--------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                        2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 19.81 $ 20.77 $ 18.80 $ 14.66 $ 23.49 $ 23.60 $ 19.83 $ 19.58 $ 17.99 $ 13.94
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             417     479     546     627     774     917   1,046   1,213   1,296   1,419
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,771   1,898   2,050   2,175   2,711   3,644   4,227   4,909   4,335   2,235
----------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  5.53 $  5.64 $  4.95 $  4.51 $  6.78 $  6.64 $  5.82 $  5.57      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             154     179     244     319     306     421     387      56      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             580     519     481     613     684     907   1,277     370      --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  7.42 $  7.52 $  6.80 $  5.28 $  9.79 $  8.87 $  8.57 $  8.01 $  7.86 $  6.24
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)               4       5       8       9       8      10      10      11      25      38
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             160     169     187     206     250     367     468     498     478     128
----------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 11.49 $ 11.22 $  9.85 $  7.61 $ 12.83 $ 12.82 $ 11.63 $ 11.14 $ 10.21 $  7.89
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             341     418     524     659     910     654     775     867     896     961
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           8,697   9,874  11,353  13,273  16,294   9,568  11,228  12,694  12,682   9,408
----------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $198.08 $200.24 $175.62 $139.08 $251.49 $247.00 $226.77 $220.94 $196.75 $133.70
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              78      92     108     127     159     200     244     275     301     314
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             201     228     270     308     377     490     586     683     689     581
----------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 13.81 $ 13.39 $ 12.87 $ 12.73 $ 14.21 $ 14.01 $ 13.68 $ 13.60 $ 13.28 $ 13.05
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             422     475     600     577     869     924     943     748     804     702
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           5,365   6,087   6,863   7,829  10,140  12,428  14,021  15,208  16,175  13,419
----------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  8.91 $  9.50 $  8.64 $  6.62 $ 11.06 $ 10.84      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              36      46      63      75      99      33      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             739     787     803     780     634     332      --      --      --      --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $25.73 $25.76 $22.89 $18.48 $29.96 $ 29.01 $ 25.62 $ 24.94 $ 22.99 $18.28
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        288    320    408    453    582     723     864     968   1,030  1,042
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      3,578  4,010  4,502  5,011  6,391   8,474  10,127  11,584  11,512  7,152
----------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.08 $15.25 $13.44 $10.69 $18.20 $ 16.22 $ 15.07 $ 13.84 $ 12.72 $ 9.86
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        229    323    438    569    676     745     712     676     685    427
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      3,745  4,248  4,931  5,954  7,491  10,192  11,276  11,463  10,296  2,423
----------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.73 $ 9.88 $ 9.02 $ 7.02 $10.46 $ 10.42      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        217    253    309    388    447     120      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,039  1,118  1,591  1,489  2,051     730      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 7.62 $ 8.10 $ 7.46 $ 5.90 $ 9.50      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        110    129    124    122     61      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,015  1,012  1,076  1,164  1,153      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.33 $12.37 $11.47 $ 9.99 $11.78 $ 11.58 $ 10.49      --      --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         70     75     83     67     64      44      19      --      --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        274    216    175    171    230     268     107      --      --     --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $33.22 $34.98 $26.80 $19.26 $28.22 $ 26.24 $ 22.44 $ 21.86      --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        125    155    148    150    151     102      89      21      --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        354    380    352    302    300     291     339      74      --     --
----------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.05 $11.73 $11.21 $11.17 $10.66 $  9.92 $  9.74      --      --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        267    220    231    316    113      61       4      --      --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,228  1,209  1,156  1,062    777     471      36      --      --     --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                             ------------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.08 $17.48 $15.94 $10.79 $25.72 $18.41 $ 13.65 $ 10.45 $  8.58 $ 5.59
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        391    504    641    687    810    929     929     860     837    857
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,613  1,972  2,334  2,396  3,354  4,518   5,043   4,587   4,232  2,823
---------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $19.94 $19.24 $18.76 $19.51 $19.14 $18.20 $ 17.94 $ 18.01 $ 17.95 $17.86
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        534    650    842  1,090  1,229  1,493   1,833   2,200   2,818  3,868
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,072  1,196  1,385  1,664  1,956  2,358   2,881   3,326   3,448  2,501
---------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.25 $12.54 $11.67 $ 8.76 $16.15 $14.24 $ 12.14 $ 10.53 $  9.42 $ 7.22
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         89    139    235    228    212    235     191     193     146     59
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,045  4,538  5,230  5,817  7,394  9,957  11,032  11,933  10,611  5,973
---------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.66 $12.34 $11.92 $ 9.53 $19.66 $17.88 $ 14.71 $ 12.97 $ 11.15 $ 8.38
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        671    802    981  1,144  1,393  1,534   1,664   1,745   1,928  1,910
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,719  1,918  2,139  2,496  3,456  4,168   4,498   4,337   4,026    604
---------------------------------------------------------------------------------------------------------------------
 EQ/ INTERNATIONAL VALUE PLUS
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.00 $18.18 $17.42 $13.59 $24.23 $22.35 $ 18.07 $ 16.57 $ 13.84 $10.98
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        169    219    260    313    437    514     514     468     487    498
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,688  1,956  2,216  2,472  3,272  4,311   4,992   5,077   5,316  3,555
---------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.12 $13.00 $11.76 $ 9.03 $15.24 $15.68 $ 13.24 $ 12.94 $ 11.86 $ 9.51
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        124    153    154    184    229    281     306     338     377    359
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,722  1,965  2,244  2,578  3,182  4,115   4,803   5,325   5,701  4,777
---------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 8.60 $ 9.13 $ 8.12 $ 6.53 $10.60 $10.37 $  9.33 $  8.84 $  8.07 $ 6.72
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         92    120    143    183    230    298     328     421     474    474
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,552  2,981  3,499  4,012  5,022  6,684   7,849   8,941   9,707  8,237
---------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                       ----------------------------------------------------------------------------
                                        2011   2010   2009   2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 7.43 $ 7.37 $ 6.46 $  4.82 $  7.69 $  6.86 $  7.01 $  6.19 $  5.81 $  4.79
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            881  1,064  1,275   1,522   1,913   2,322   2,818   3,283   3,962   4,522
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          4,842  5,531  6,521   7,705   9,407  11,991  14,352  15,822  17,115  16,550
-------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------
   Unit value                          $14.42 $15.21 $13.51 $ 10.18 $ 16.75 $ 14.72 $ 13.88 $ 12.94 $ 11.68 $  9.18
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            388    384    453     537     676     791     957   1,142   1,345   1,556
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,184  1,649  1,897   2,095   2,691   3,075   3,566   4,258   4,710   4,661
-------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 5.72 $ 5.83 $ 5.17 $  4.41 $ 10.35 $ 11.18 $ 10.63      --      --      --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            145     60     77      52      73      63       6      --      --      --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            636    306    341     306     503     784     195      --      --      --
-------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------
   Unit value                          $11.28 $12.07 $10.89 $  9.19 $ 16.48 $ 17.54 $ 14.69 $ 14.16 $ 12.68 $ 10.01
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,625  1,925  2,371   2,907   3,862   1,465   1,617   1,814   1,839   1,712
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          7,113  8,017  9,238  10,639  13,726  13,777  15,585  17,155  15,959   8,615
-------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------
   Unit value                          $10.78 $11.98 $10.68 $  8.65 $ 12.73 $ 11.69 $ 10.54      --      --      --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             42     84     55      48      29      22      21      --      --      --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            316    269    241     207     161     166     132      --      --      --
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------
   Unit value                          $12.80 $14.57 $12.88 $  9.54 $ 16.23 $ 14.19 $ 11.48      --      --      --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            112    111    112     110      94      24       3      --      --      --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            603    648    458     378     409     273      98      --      --      --
-------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------
   Unit value                          $10.70 $11.14 $ 9.00 $  6.71 $ 13.45 $ 12.66 $ 11.53 $ 11.02 $  9.65 $  6.83
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            427    527    670     823   1,036   1,207   1,413   1,558   1,665   1,471
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          3,332  3,823  4,410   5,117   6,276   8,561  10,309  11,422  10,509   4,322
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.16 $15.88 $13.18 $ 9.86 $16.58 $17.13 $15.47 $14.13 $12.18 $ 9.29
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        489    617    776    873  1,135  1,391  1,673  1,805  2,005  2,145
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,583  2,940  3,462  3,335  4,320  6,178  7,278  7,736  7,229  3,714
------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------
   Unit value                                $27.19 $27.63 $28.08 $28.54 $28.40 $27.57 $26.81 $26.55 $26.78 $27.06
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        637    647    889  1,382  1,201  1,177  1,247  1,478  1,911  2,863
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,664  1,996  2,814  4,635  3,889  3,996  4,058  4,693  6,370  9,288
------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 5.19 $ 5.13 $ 4.82 $ 3.77 $ 5.72 $ 4.81 $ 4.53 $ 4.36     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        112    131    196    224     79     29     44      3     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        880  1,000  1,089  1,065    656    206    172     19     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.15 $16.68 $12.81 $ 8.29 $16.00 $13.28 $12.35     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        157    182    196    127     73     30     33     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        562    616    511    412    507    322    172     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 8.31 $ 8.84 $ 8.03 $ 6.52 $10.70 $10.70     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         41     47     76     89    121     23     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        286    357    450    499    748    372     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.35 $10.39 $ 9.17 $ 6.72 $11.53 $11.09     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         90     67     65     44     68     12     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        554    462    301    230    230     61     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.51 $10.70 $10.78 $10.15 $10.75 $ 9.80 $ 9.92     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        447    608    883    742    316    206    120     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      3,170  3,449  3,688  2,800  1,098  1,411    848     --     --     --
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $16.28 $16.35 $15.64 $14.98 $16.29 $15.84 $15.50 $15.45 $15.13 $14.85
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        162    206    276    196    219    243    296    279    282    347
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,226  1,310  1,604  1,459  1,861  2,329  2,753  2,951  3,122  1,064
------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.23 $16.12 $13.02 $10.49 $16.18 $16.75 $14.46 $14.10 $12.18 $ 8.48
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        118    152    195    227    281    323    325    378    358    240
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,200  1,345  1,522  1,675  2,100  2,912  3,372  3.996  4,084  1,913
------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.66 $15.20 $13.27 $ 9.45 $16.62 $15.76 $16.68 $16.30     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        238    279    265    268    293     12     13      2     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,076  1,157  1,232  1,328  1,641    104    146     19     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 7.71 $ 8.55 $ 8.04 $ 6.29 $10.80 $10.75     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         40     31     48     65    109     28     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        394    377    355    411    572    298     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 4.99 $ 5.21 $ 4.69 $ 3.60 $ 6.10 $ 6.12 $ 5.45 $ 5.08     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         59     47     25     48     65     69     33      4     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        207    105    166    145    300    397    286     69     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.76 $10.12 $ 8.93 $ 7.07 $11.39 $11.87 $10.41     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         46     86     84    107    116    129     40     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        335    314    427    491    424    647    410     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.07 $10.87 $ 9.42 $ 6.82 $ 9.58 $ 8.74 $ 8.39 $ 8.20 $ 7.79 $ 5.73
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        255    166    179    147    174    157    190    242    184    143
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,319  1,289  1,281  1,192  1,455  1,731  2,184  2,500  2,016    424
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $46.89 $50.84 $43.93 $32.52 $61.99 $56.56 $54.68 $51.36 $46.56 $34.41
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         64     80     66     32     39     53     62     74     79     66
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        593    669    370    186    233    292    331    388    429    338
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.88 $13.34 $12.76 $11.97 $11.87 $11.36 $11.12 $11.11 $10.87 $10.64
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        485    493    555    707    822    915  1,033  1,124  1,240  1,234
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      3,671  4,073  4,407  4,240  5,230  6,686  7,527  8,293  8,217  3,282
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.43 $12.93 $12.28 $ 9.61 $18.51 $16.73 $13.57 $11.94 $10.29 $ 7.79
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        147    185    249    279    343    377    423    460    371    286
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,097  1,251  1,474  1,547  1,972  2,676  2,300  2,160  1,684    553
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.76 $10.71 $ 9.76 $ 7.48 $12.58 $12.18 $10.89 $10.37 $ 9.61 $ 7.62
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         42     53     84     96    154    175    208    255    249    213
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        806    856    922  1,012  1,291  1,745  1,956  2,038  1,850    635
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.13 $11.98 $10.76 $ 8.90 $14.46 $14.18 $12.07 $11.46 $10.17 $ 7.89
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         96    123    167    229    309    326    300    304    297    292
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,647  1,891  2,160  2,480  3,218  4,325  4,766  4,712  3,848  1,272
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.42 $11.49 $ 9.20 $ 6.60 $11.88 $10.79 $10.01 $ 9.38 $ 8.53 $ 6.18
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        128    154    183    242    327    402    460    503    538    344
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,749  1,969  2,263  2,611  3,156  4,520  5,281  6,078  5,628  1,488
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.70 $14.89 $12.12 $ 8.53 $13.54 $13.75 $12.18 $11.53 $10.17 $ 7.35
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        126    146    194    235    288    386    425    575    467    381
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,503  1,605  1,844  2,077  2,710  3,885  4,432  5,059  3,927  1,262
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $27.61 $26.70 $25.45 $23.59 $31.34 $30.88 $28.55 $28.15 $26.32 $21.83
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        197    236    259    300    409    475    558    647    634    511
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,548  1,666  1,854  2,063  2,743  3,798  4,585  5,526  5,467  2,248
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 6.91 $ 8.32 $ 6.63 $ 5.01 $ 8.79 $ 8.61 $ 7.94 $ 7.51     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         75     98    131    136    193    125     61     11     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        332    379    322    350    436    605    410     22     --     --
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.23 $15.89 $12.97 $10.43 $17.05 $19.22 $16.83 $16.33 $14.17 $10.49
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         88    105    138    174    272    395    502    499    370    275
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,988  2,303  2,646  3,075  3,968  5,693  6,888  7,850  7,354  5,021
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.72 $11.45 $ 9.88 $ 6.34 $12.17 $10.46 $ 9.91 $ 9.05 $ 8.76 $ 5.65
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        334    409    476    553    701    889  1,089  1,346    281     96
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,668  1,814  2,062  2,147  2,564  3,343  4,090  4,725  1,117    205
------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011.


------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------------
                                              2011    2010    2009    2008    2007    2006    2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.38 $ 12.51 $ 11.26 $  9.00 $ 15.05 $ 14.43 $12.45 $11.72 $10.66     --
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          --      --       1       4       7       8     10     13     --     --
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       6,354   7,808   8,367   8,484   6,377   3,084  1,519    656     32     --
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.73 $ 11.71 $ 11.11 $ 10.29 $ 11.76 $ 11.31 $10.82 $10.74 $10.30     --
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          10      12       7       2       5       5      6      5     --     --
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       7,073   6,707   7,276   5,824   2,454   1,800  1,000    281      1     --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.56 $ 11.85 $ 11.05 $  9.82 $ 12.40 $ 11.96 $11.19 $11.02 $10.41     --
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                           7       7       7       8      12      13            --     --     --
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       4,888   4,498   4,925   4,505   2,753   3,022  2,176    414     84     --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 42.73 $ 44.54 $ 41.22 $ 35.84 $ 48.27 $ 46.21 $42.61 $41.36 $38.70 $33.05
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                           3       4       4       4       6      32     33      8      9     13
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       3,918   4,434   4,527   4,019   3,098   2,325  1,725    893    383     86
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.90 $ 12.74 $ 11.62 $  9.69 $ 14.45 $ 13.82 $12.28 $11.71 $10.66     --
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                           2      --      --       1       7      --      4     --     --     --
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      22,803  24,916  27,631  27,177  23,506  14,705  6,917  2,788     46     --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 18.69 $ 19.14 $ 14.61 $ 10.96 $ 20.14 $ 17.56 $16.39 $14.95 $13.34 $ 9.63
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                           6       7       7       8      13      18     18     20     25     28
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         418     455     346     421     443     462    372    312    478    121
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                $  8.70 $  9.79 $  8.01 $  6.36 $  9.71 $ 10.81     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          --      --      --       2      --      --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         379     382     380     377     421      38     --     --     --     --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                        2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 19.51 $ 20.49 $ 18.56 $ 14.49 $ 23.24 $ 23.37 $ 19.66 $ 19.43 $ 17.87 $ 13.86
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)               8      12      13      13      10      14      19      21      25      32
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             960     954     880     834     842     856     849     802     502     184
----------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  5.46 $  5.57 $  4.90 $  4.47 $  6.71 $  6.59 $  5.78 $  5.54      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)               1      --      --       2      --       1      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             634     806     611     730     571     504     326      15      --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  7.33 $  7.44 $  6.72 $  5.23 $  9.71 $  8.81 $  8.51 $  7.96 $  7.82 $  6.22
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              --      --      --      --      --       2       2       1       1      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             122     129     265     286     373     353     314     204     249      42
----------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 11.34 $ 11.09 $  9.74 $  7.54 $ 12.71 $ 12.72 $ 11.55 $ 11.08 $ 10.16 $  7.86
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)               1       1       1       1       1      --      --       1      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,901   2,012   2,196   2,528   3,063   1,393   1,585   1,200     776     200
----------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $191.00 $193.27 $169.68 $134.51 $243.48 $239.38 $219.99 $214.55 $191.26 $130.09
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)               1       1       1       1       2       3       3       3       4       6
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)              45      55      60      63      65      73      73      64      29       9
----------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 13.62 $ 13.22 $ 12.71 $ 12.59 $ 14.07 $ 13.88 $ 13.57 $ 13.50 $ 13.20 $ 12.99
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)               5       5       5       4      13       8      12       8       7       9
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,355   1,424   1,504   1,216   1,473   1,477   1,527   1,343   1,175     441
----------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  8.87 $  9.46 $  8.61 $  6.60 $ 11.05   10.84      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)               3       3       4       5      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,593   1,664   1,601   1,517   1,189     216      --      --      --      --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $25.27 $25.32 $22.52 $18.20 $29.54 $28.64 $25.31 $24.66 $22.76 $18.11
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          4      4      4      4      5      9     12     13     16     10
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,194  1,278  1,432  1,308  1,547     64  1,604  1,386  1,074    399
------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.93 $15.10 $13.33 $10.61 $18.08 $16.13 $15.01 $13.79 $12.69 $ 9.85
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          3      3      3      3      5     11      8     11     16      8
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,904  2,210  2,904  3,228  3,346  2,714  2,354  1,938  1,510    386
------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.68 $ 9.83 $ 8.99 $ 7.01 $10.45 $10.42     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          3      3      3     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,654  1,643  1,908  1,649  1,574    368     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 7.58 $ 8.07 $ 7.44 $ 5.89 $ 9.49     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,136  4,481  4,971  5,195  2,805     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.25 $12.30 $11.41 $ 9.95 $11.75 $11.56 $10.48     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          3      3      3      2      3      3     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        561    286    248    305    337    193     77     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $32.44 $34.20 $26.23 $18.86 $27.67 $25.76 $22.05 $21.50     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          1      1      1      1     --      1      1     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        624    678    666    610    618    233     79      9     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.97 $11.67 $11.16 $11.14 $10.64 $ 9.90 $ 9.74     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --      1      3      1      1      1     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,389  1,235  1,037  1,063    476    185      8     --     --     --
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.86 $17.25 $15.74 $10.67 $25.45 $18.23 $13.53 $10.37 $ 8.53 $ 5.56
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          2      2      3      1      1      1      1     --      6      6
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,149  1,440  1,600  1,528  1,726   1239    755    609    457     69
------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $19.52 $18.86 $18.41 $19.16 $18.82 $17.92 $17.67 $17.76 $17.72 $17.65
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         16     20     21     22     26     29     39     67     84    146
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        457    948    875    948    404    376    481    416    458    259
------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.12 $12.39 $11.54 $ 8.68 $16.01 $14.13 $12.06 $10.47 $ 9.38 $ 7.19
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,069  2,230  2,278  2,341  2,289  3,208  2,337  1,926  1,026    282
------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.48 $12.15 $11.74 $ 9.40 $19.41 $17.67 $14.55 $12.84 $11.05 $ 8.32
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          7      6      6      6      7      9     10     13     20     20
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,332  1,511  1,714  1,924  2,236  1,508  1,037    649    530    142
------------------------------------------------------------------------------------------------------------------
 EQ/ INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.77 $17.93 $17.19 $13.43 $23.97 $22.13 $17.91 $16.44 $13.75 $10.92
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          1      1      1      1      1      3      3      3      6      4
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        843    914    984  1,000  1,136   1052    782    522    441    161
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.94 $12.82 $11.61 $ 8.93 $15.08 $15.53 $13.12 $12.84 $11.78 $ 9.45
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         13     13     13     13      2      2     11     11     16     13
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        247    256    275    280    288    351    347    370    307    128
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 8.49 $ 9.02 $ 8.03 $ 6.46 $10.50 $10.28 $ 9.26 $ 8.79 $ 8.03 $ 6.69
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        284    330    367    389    458    510    603    610    598    229
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                             --------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003  2002
-----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                                $ 7.33 $ 7.29 $ 6.39 $ 4.78 $ 7.62 $ 6.80 $ 6.96 $ 6.16 $ 5.78 $4.77
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         14     14     14     15      9     14     17     17     24    22
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        864    906  1,047  1,004  1,050  1,042  1,055    981    856   341
-----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------------------
   Unit value                                $14.21 $15.00 $13.34 $10.06 $16.57 $14.58 $13.76 $12.84 $11.60 $9.12
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          1      1      1      1      1      1      1      2      5     7
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,072    204    249    298    492    192    184    149     93    38
-----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                                $ 5.68 $ 5.80 $ 5.15 $ 4.39 $10.32 $11.17 $10.63     --     --    --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          5      5      5      4      3      4     --     --     --    --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,412    832    868    847    809    532    144     --     --    --
-----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------------------
   Unit value                                $11.12 $11.91 $10.76 $ 9.09 $16.31 $17.38 $14.57 $14.06 $12.60 $9.96
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         39     46     53     55     62     21     35     49     54    60
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,875  2,059  2,313  2,668  3,123  2,507  2,363  2,169  1,481   530
-----------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------------------------
   Unit value                                $10.71 $11.91 $10.63 $ 8.62 $12.70 $11.67 $10.54     --     --    --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          1      1      1     --     --     --      1     --     --    --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        517    473    455    425    442    196     84     --     --    --
-----------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                                $12.71 $14.48 $12.82 $ 9.50 $16.18 $14.17 $11.47     --     --    --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --      1     --     --     --     --     --    --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,217  1,214    777    796    665    269     56     --     --    --
-----------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                                $10.57 $11.02 $ 8.92 $ 6.66 $13.35 $12.57 $11.47 $10.97 $ 9.62 $6.81
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          4     12     12     12     26     31     35     38     41    39
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,481  1,672  1,781  1,863  2,166  1,890  1,556  1,391    883   285
-----------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.95 $15.67 $13.01 $ 9.74 $16.40 $16.96 $15.34 $14.02 $12.10 $ 9.24
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          7      7      7      6      8     16     19     26     31     36
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,617  1,830  2,158    902  1,069  1,156  1,107  1,007    636    237
------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------
   Unit value                                $26.36 $26.82 $27.28 $27.75 $27.65 $26.86 $26.15 $25.92 $26.17 $26.47
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         44     70     73     79     21     22      8     15     37     57
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        623    729  1,227  1,943  1,051  1,102    845    349    434    630
------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 5.13 $ 5.07 $ 4.77 $ 3.74 $ 5.66 $ 4.77 $ 4.49 $ 4.34            --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --      2     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        816    964  1,099  1,560    657     83     72     22     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.05 $16.59 $12.75 $ 8.26 $15.95 $13.26 $12.34     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          2      1      1     --      2     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        927    889    885    695    782    297    179     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 8.27 $ 8.80 $ 8.00 $ 6.50 $10.69 $10.70     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,002  1,238  1,402  1,644  1,727    258     --     --     --     --
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.30 $10.35 $ 9.14 $ 6.71 $11.51  11.08     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          1     --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,207  1,073    860    786    674     83     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.44 $10.64 $10.73 $10.11 $10.72 $ 9.78 $ 9.91     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         16     16     11      6     13      3     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      5,586  3,294  3,673  2,525  1,235    730    286     --     --     --
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.98 $16.06 $15.38 $14.75 $16.06 $15.63 $15.31 $15.27 $14.97 $14.71
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          5      5      6      5     10     11     14     17     14     17
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        816    941  1,133    502    626    590    573    555    512    198
------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.01 $15.91 $12.86 $10.37 $16.02 $16.60 $14.35 $14.00 $12.10 $ 8.44
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          2      2      2      2      1      3      5     11     10      8
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        734    850  1,024    720    713    744    596    575    449    122
------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.32 $14.85 $12.98 $ 9.26 $16.30 $15.46 $16.39 $16.03     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          1      1      1      1      1     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        571    606    610    421    401     47     41      6     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 7.67 $ 8.51 $ 8.02 $ 6.27 $10.78  10.75     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        657    694    735    848    853    178     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 4.92 $ 5.15 $ 4.63 $ 3.56 $ 6.04 $ 6.07 $ 5.41 $ 5.05     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        186    161    166    153     89    104     69     --     --     --
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.70 $10.07 $ 8.89 $ 7.04 $11.36 $11.85 $10.40     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        581    587    490    545    539    602    296     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.94 $10.74 $ 9.31 $ 6.75 $ 9.49 $ 8.67 $ 8.33 $ 8.15 $ 7.75 $ 5.70
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --     --     --     --     --      1      2      4
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,264    957    537    353    249    215    280    377    218     32
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $45.67 $49.57 $42.88 $31.77 $60.62 $55.37 $53.59 $50.38 $45.72 $33.82
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          1      1      1     --     --      2      2      2      2      2
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        206    250    144     53     56     47     25     28     10      4
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.74 $13.21 $12.66 $11.89 $11.80 $11.30 $11.08 $11.07 $10.84 $10.63
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          2      2      4      2      2      6      8     11     19     23
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,442  3,414  3,238  3,511  1,494  2,030  1,611  1,424  1,202    628
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.33 $12.81 $12.18 $ 9.54 $18.39 $16.64 $13.51 $11.90 $10.27 $ 7.78
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --      1      1      1      1      1      1     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        719    842    967    951  1,047  1,030    783    806    360    135
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.67 $10.61 $ 9.68 $ 7.43 $12.50 $12.11 $10.85 $10.34 $ 9.59 $ 7.61
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --      1      1      1      1      1      1      3      3      3
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        380    416    452    447    473    453    353    272    238    104
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.02 $11.87 $10.67 $ 8.83 $14.37 $14.10 $12.02 $11.42 $10.15 $ 7.88
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --     --     41     41     44     45     45     36
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        773    753    860    921  1,210  1,363  1,238  1,242    726    316
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.31 $11.39 $ 9.13 $ 6.55 $11.81 $10.74 $ 9.96 $ 9.35 $ 8.52 $ 6.18
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          2      2      3      3      3      3      4      6      8      8
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        736    783    810    813    934  1,035  1,075  1,055    731    292
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.57 $14.76 $12.02 $ 8.47 $13.46 $13.68 $12.13 $11.49 $10.15 $ 7.34
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          4      4      5      5     27     27     27     29     30     23
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        726    760    803    727    805  1,010    876  1,011    560    206
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $26.92 $26.06 $24.86 $23.07 $30.68 $30.26 $28.00 $27.64 $25.87 $21.48
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          1      1      1      2     10     11     13     14     20     21
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        628    641    663    523    526    758    755    771    557    125
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 6.81 $ 8.22 $ 6.55 $ 4.95 $ 8.71 $ 8.54 $ 7.89 $ 7.46     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         --     --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        584    746    786    687    788    475    242     59     --     --
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.03 $15.68 $12.81 $10.31 $16.88 $19.05 $16.69 $16.22 $14.09 $10.43
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          2      2      2      2      5      6      5      5      7      8
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        494    612    586    666    748  1,201    991    884    641    270
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.61 $11.34 $ 9.80 $ 6.29 $12.10 $10.41 $ 9.87 $ 9.02 $ 8.74 $ 5.64
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          1      1      1      1     15     15     15     15     14     10
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        579    705    766    462    597    350    311    306     98     14
------------------------------------------------------------------------------------------------------------------

(21)HYPOTHETICAL ILLUSTRATIONS


ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus/SM /benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Plus/SM/, Accumulator(R) Elite and Accumulator(R) Select/SM/ contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus/SM/ we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.60)% and 3.40% for the Accumulator(R) contracts; (2.65)% and 3.35% for Accumulator(R) Plus/SM/ contracts; (2.85)% and 3.15% for Accumulator(R) Elite/SM/ contracts; and (2.95)% and 3.05% for Accumulator(R) Select/SM/ contracts, respectively at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus/SM /benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.56%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.24% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
   5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
   PROTECTION PLUS
   GUARANTEED MINIMUM INCOME BENEFIT


----------------------------------------------------------------------------------------------------------
                                               5% ROLL-UP                               LIFETIME ANNUAL
     CONTRACT                                TO AGE 80 GUARANTEED  TOTAL DEATH BENEFIT  GUARANTEED MINIMUM
AGE    YEAR    ACCOUNT VALUE    CASH VALUE   MINIMUM DEATH BENEFIT WITH PROTECTION PLUS INCOME BENEFIT
----------------------------------------------------------------------------------------------------------
                0%      6%      0%     6%      0%         6%         0%         6%        0%        6%
----------------------------------------------------------------------------------------------------------
62       2    105,000 105,000 99,000  99,000 110,250    110,250    114,350    114,350      N/A       N/A

63       3    101,718 108,006 96,718 103,006 115,763    115,763    122,068    122,068      N/A       N/A

64       4     98,511 111,090 94,511 107,090 121,551    121,551    130,171    130,171      N/A       N/A

65       5     95,375 114,254 92,375 111,254 127,628    127,628    138,679    138,679      N/A       N/A

66       6     92,307 117,501 90,307 115,501 134,010    134,010    147,613    147,613      N/A       N/A

67       7     89,305 120,830 88,305 119,830 140,710    140,710    156,994    156,994      N/A       N/A

68       8     86,366 124,246 86,366 124,246 147,746    147,746    166,844    166,844      N/A       N/A

69       9     83,487 127,748 83,487 127,748 155,133    155,133    177,186    177,186      N/A       N/A

70      10     80,665 131,338 80,665 131,338 162,889    162,889    188,045    188,045    9,627     9,627

75      15     67,317 150,677 67,317 150,677 207,893    207,893    251,050    251,050   13,326    13,326

80      20     54,990 172,475 54,990 172,475 265,330    265,330    331,462    331,462   18,069    18,069

85      25     43,960 197,586 43,960 197,586 265,330    265,330    331,462    331,462   24,543    24,543

90      30     38,151 231,213 38,151 231,213 265,330    265,330    331,462    331,462      N/A       N/A

95      35     33,109 270,562 33,109 270,562 265,330    265,330    331,462    331,462      N/A       N/A
----------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) PLUS/SM/
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$110,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
   5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
   PROTECTION PLUS


 ----------------------------------------------------------------------------------------
                                                 5% ROLL-UP
      CONTRACT                                 TO AGE 80 GUARANTEED  TOTAL DEATH BENEFIT
 AGE    YEAR    ACCOUNT VALUE    CASH VALUE    MINIMUM DEATH BENEFIT WITH PROTECTION PLUS
 ----------------------------------------------------------------------------------------
                 0%      6%      0%      6%      0%         6%         0%         6%
 ----------------------------------------------------------------------------------------
 62       2    110,000 110,000 102,000 102,000 114,660    114,660    120,524    120,524

 63       3    106,871 113,458  99,871 106,458 120,393    120,393    128,550    128,550

 64       4    103,831 117,024  97,831 111,024 126,413    126,413    136,978    136,978

 65       5    100,877 120,702  95,877 115,702 132,733    132,733    145,827    145,827

 66       6     98,007 124,496  94,007 120,496 139,370    139,370    155,118    155,118

 67       7     95,219 128,410  92,219 125,410 146,338    146,338    164,874    164,874

 68       8     92,511 132,446  90,511 130,446 153,655    153,655    175,118    175,118

 69       9     89,879 136,609  89,879 136,609 161,338    161,338    185,873    185,873

 70      10     87,322 140,903  87,322 140,903 169,405    169,405    197,167    197,167

 75      15     75,589 164,485  75,589 164,485 216,209    216,209    262,692    262,692

 80      20     65,432 192,013  65,432 192,013 275,943    275,943    346,320    346,320

 85      25     56,640 224,149  56,640 224,149 275,943    275,943    346,320    346,320

 90      30     49,029 261,662  49,029 261,662 275,943    275,943    346,320    346,320

 95      35     42,441 305,454  42,441 305,454 275,943    275,943    346,320    346,320
 ----------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) ELITE/SM/
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
   5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
   PROTECTION PLUS
   GUARANTEED MINIMUM INCOME BENEFIT


----------------------------------------------------------------------------------------------------------
                                               5% ROLL-UP                               LIFETIME ANNUAL
     CONTRACT                                TO AGE 80 GUARANTEED  TOTAL DEATH BENEFIT  GUARANTEED MINIMUM
AGE    YEAR    ACCOUNT VALUE    CASH VALUE   MINIMUM DEATH BENEFIT WITH PROTECTION PLUS INCOME BENEFIT
----------------------------------------------------------------------------------------------------------
                0%      6%      0%     6%      0%         6%         0%         6%        0%        6%
----------------------------------------------------------------------------------------------------------
62       2    105,000 105,000 97,000  97,000 110,250    110,250    114,350    114,350      N/A       N/A

63       3    101,456 107,744 93,456  99,744 115,763    115,763    122,068    122,068      N/A       N/A

64       4     98,003 110,551 98,003 110,551 121,551    121,551    130,171    130,171      N/A       N/A

65       5     94,637 113,422 94,637 113,422 127,628    127,628    138,679    138,679      N/A       N/A

66       6     91,353 116,359 91,353 116,359 134,010    134,010    147,613    147,613      N/A       N/A

67       7     88,150 119,362 88,150 119,362 140,710    140,710    156,994    156,994      N/A       N/A

68       8     85,023 122,432 85,023 122,432 147,746    147,746    166,844    166,844      N/A       N/A

69       9     81,970 125,571 81,970 125,571 155,133    155,133    177,186    177,186      N/A       N/A

70      10     78,986 128,779 78,986 128,779 162,889    162,889    188,045    188,045    9,627     9,627

75      15     64,997 145,884 64,997 145,884 207,893    207,893    251,050    251,050   13,326    13,326

80      20     52,273 164,830 52,273 164,830 265,330    265,330    331,462    331,462   18,069    18,069

85      25     41,041 186,341 41,041 186,341 265,330    265,330    331,462    331,462   24,543    24,543

90      30     35,163 215,430 35,163 215,430 265,330    265,330    331,462    331,462      N/A       N/A

95      35     30,127 249,061 30,127 249,061 265,330    265,330    331,462    331,462      N/A       N/A
----------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) SELECT/SM/
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
   5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
   PROTECTION PLUS
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------
                                                5% ROLL-UP                               LIFETIME ANNUAL
     CONTRACT                                 TO AGE 80 GUARANTEED  TOTAL DEATH BENEFIT  GUARANTEED MINIMUM
AGE    YEAR    ACCOUNT VALUE    CASH VALUE    MINIMUM DEATH BENEFIT WITH PROTECTION PLUS INCOME BENEFIT
-----------------------------------------------------------------------------------------------------------
                0%      6%      0%      6%      0%         6%         0%         6%        0%        6%
-----------------------------------------------------------------------------------------------------------
62       2    105,000 105,000 105,000 105,000 110,250    110,250    114,350    114,350      N/A       N/A

63       3    101,351 107,639 101,351 107,639 115,763    115,763    122,068    122,068      N/A       N/A

64       4     97,800 110,335  97,800 110,335 121,551    121,551    130,171    130,171      N/A       N/A

65       5     94,342 113,090  94,342 113,090 127,628    127,628    138,679    138,679      N/A       N/A

66       6     90,974 115,904  90,974 115,904 134,010    134,010    147,613    147,613      N/A       N/A

67       7     87,692 118,778  87,692 118,778 140,710    140,710    156,994    156,994      N/A       N/A

68       8     84,491 121,713  84,491 121,713 147,746    147,746    166,844    166,844      N/A       N/A

69       9     81,369 124,709  81,369 124,709 155,133    155,133    177,186    177,186      N/A       N/A

70      10     78,322 127,767  78,322 127,767 162,889    162,889    188,045    188,045    9,627     9,627

75      15     64,089 144,005  64,089 144,005 207,893    207,893    251,050    251,050   13,326    13,326

80      20     51,219 161,860  51,219 161,860 265,330    265,330    331,462    331,462   18,069    18,069

85      25     39,921 182,010  39,921 182,010 265,330    265,330    331,462    331,462   24,543    24,543

90      30     34,027 209,406  34,027 209,406 265,330    265,330    331,462    331,462      N/A       N/A

95      35     29,004 240,925  29,004 240,925 265,330    265,330    331,462    331,462      N/A       N/A
-----------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

Appendix I

--------------------------------------------------------------------------------

The table below sets forth the dates of the most recent prospectuses, supplements to those prospectuses and statements of additional information and supplements you have received to date all of which are hereby incorporated by reference.

DATES OF PRIOR PROSPECTUSES AND SUPPLEMENTS


------------------------------------------------------------------------------------------------------------------------
                                                           PRODUCT DISTRIBUTOR
                    ----------------------------------------------------------------------------------------------------
                    AXA ADVISORS                                        AXA DISTRIBUTORS
                    ----------------------------------------------------------------------------------------------------
                    PROSPECTUS AND SAI                                  PROSPECTUS AND SAI
PRODUCT NAME        DATES               SUPPLEMENT DATES                DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------------
Income Manager/SM/      4/7/95          7/1/95; 9/28/95                     4/7/95          7/1/95; 9/28/95
Accumulator(R)          11/1/95                                             11/1/95
Income Manager/SM/      5/1/96          2/10/97                             10/16/96        2/10/97
Rollover IRA            10/17/96        5/1/97; 12/31/97; 5/1/98;           5/1/97          5/1/97
                        5/1/97          1/4/99; 5/1/99; 5/1/00;             8/1/97
                                        6/23/00;                            12/31/97        12/31/97; 5/1/98;
                                        9/1/00; 2/9/01; 9/1/01;                             1/4/99; 5/1/99; 5/1/00;
                                        1/14/02;                                            9/1/00; 2/9/01; 9/1/01;
                                        2/22/02; 7/15/02; 8/20/02;                          1/14/02; 2/22/ 02; 7/15/02;
                                        1/6/03; 2/20/03; 5/15/03;                           8/20/02; 1/6/03; 2/20/03;
                                        8/15/ 03; 11/24/03; 2/1/04;                         5/15/03; 8/15/03; 11/24/03;
                                        8/4/04; 8/10/04; 12/13/04;                          2/1/04; 8/4/04; 8/10/ 04;
                                        12/31/04 ; 5/9/05; 6/10/05;                         12/13/04; 12/31/04; 5/9/05;
                                        6/17/05; 7/25/ 05; 8/31/05;                         6/10/05; 6/17/05; 7/25/05;
                                        12/2/05; 2/8/06; 8/25/06;                           8/31/05; 12/2/05; 2/8/06;
                                        12/11/06; 5/1/07; 8/24/07;                          8/25/ 06; 12/11/06; 5/1/07;
                                        9/19/07; 10/19/07; 2/15/08;                         8/24/07; 9/19/07; 10/19/07;
                                        6/20/08; 7/21/08; 8/15/08;                          2/15/08; 6/20/08; 7/21/08;
                                        11/13/08; 12/1/08; 1/15/09;                         8/15/08; 11/13/08; 12/1/08;
                                        6/8/09; 8/17/09; 8/18/ 09;                          1/15/09; 6/8/09; 8/17/09;
                                        9/3/09; 9/25/09; 1/7/10;                            8/18/09; 9/3/ 09; 9/25/09;
                                        2/1/10; 2/5/10; 6/14/10; 8/25/                      1/7/10; 2/1/10; 2/5/10;
                                        10; 12/15/10; 12/29/10;                             6/14/10; 8/25/10; 12/15/10;
                                        2/11/11; 6/30/11; 8/16/11;                          12/29/10; 2/11/11; 6/30/11;
                                        12/27/11; 2/6/12                                    8/16/11; 12/27/11; 2/6/12
                    ----------------------------------------------------
                        12/31/97        12/31/97; 5/1/98; 1/4/99;
                                        5/1/99; 5/1/00; 6/23/00;
                                        9/1/00; 2/9/01;
                                        9/1/01; 1/14/02; 2/22/02;
                                        7/15/ 02; 8/20/02; 1/6/03;
                                        2/20/03; 5/15/03; 8/15/03;
                                        11/24/03; 2/1/04; 8/4/04;
                                        8/10/04; 12/13/ 04; 12/31/04;
                                        5/9/05; 6/10/05; 6/17/05;
                                        7/25/05; 8/31/05; 12/2/05;
                                        2/8/06; 8/25/06; 12/11/06;
                                        5/1/07; 8/24/07; 9/19/07;
                                        10/19/07; 6/20/08; 7/21/08;
                                        8/15/08; 11/13/08; 12/1/08;
                                        1/15/09; 6/8/09; 8/17/ 09;
                                        8/18/09; 9/3/09; 9/25/09;
                                        1/7/10; 2/1/10; 2/5/10; 6/14/
                                        10; 8/25/10; 12/15/10; 12/29/
                                        10; 2/11/11; 6/30/11;
                                        8/16/11; 12/27/11; 2/6/12
                                        --------------------------------------------------------------------------------


I-1 APPENDIX I

--------------------------------------------------------------------------------------------------------------------------------
                                                                   PRODUCT DISTRIBUTOR
                           -----------------------------------------------------------------------------------------------------
                           AXA ADVISORS                                        AXA DISTRIBUTORS
                           -----------------------------------------------------------------------------------------------------
                           PROSPECTUS AND SAI                                  PROSPECTUS AND SAI
PRODUCT NAME               DATES               SUPPLEMENT DATES                DATES               SUPPLEMENT DATES
--------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)             5/1/98              5/1/98; 6/18/98; 11/30/98         10/1/97/(2)/
(IRA, NQ and QP)           (Accumulator only)  5/1/99; 5/1/00; 9/1/00;           12/31/97/(2)/     5/1/98; 6/18/98; 11/30/98;
Accumulator(R)             5/1/99              2/9/01; 9/1/01; 1/14/02;          5/1/98            5/1/99; 5/1/00; 9/1/00;
Select/SM/ (IRA, NQ, QP)                       2/22/02; 7/15/ 02; 8/20/02;                         2/9/01; 9/1/01;
                                               1/6/03; 2/20/03; 5/15/03;                           1/14/02; 2/22/02; 7/15/02;
                                               8/15/03; 11/24/03; 2/1/04;                          8/20/02; 1/6/03; 2/20/03;
                                               8/4/04; 8/10/04; 12/13/ 04;                         5/15/ 03; 8/15/03; 11/24/03;
                                               12/31/04; 5/9/05; 6/10/05;                          2/1/04; 8/4/04; 8/10/04;
                                               6/17/05; 7/25/05; 8/31/05;                          12/13/04; 12/31/04; 5/9/05;
                                               12/2/05; 2/8/06; 8/25/06;                           6/10/05; 6/17/05; 7/25/05;
                                               12/11/06; 5/1/07; 8/24/07;                          8/31/05; 12/2/05; 2/8/06;
                                               9/19/07; 10/19/07; 2/15/08;                         8/25/06; 12/11/06; 5/1/07;
                                               6/20/08; 7/21/08; 8/15/08;                          8/24/07;9/19/ 07; 10/19/07;
                                               11/13/08; 12/1/08; 1/15/09;                         2/15/08; 6/20/08; 7/21/08;
                                               6/8/09; 8/17/09; 8/18/09; 9/3/                      8/15/08; 11/13/08;
                                               09; 9/25/09; 1/7/10; 2/1/10;                        12/1/08;1/15/09; 6/8/09;
                                               2/5/10; 6/14/10; 8/25/10;                           8/17/ 09; 8/18/09; 9/3/09;
                                               12/15/10; 12/29/10; 2/11/11;                        9/25/09; 1/7/10; 2/1/10;
                                               6/30/11; 8/16/11; 12/27/11;                         2/5/10; 6/14/10; 8/25/10;
                                               2/6/12                                              12/15/10; 12/29/10; 2/11/11;
                                                                                                   6/30/11; 8/16/11; 12/27/11;
                                                                                                   2/6/12
--------------------------------------------------------------------------------------------------------------------------------
Accumulator(R) Select/SM/  10/18/99/(3)/       3/20/00; 5/1/00; 6/23/00; 9/1/    5/1/99
Accumulator(R)                                 00; 10/13/00; 2/9/01; 9/1/01;     10/18/99          3/20/00; 5/1/00; 9/1/00;
                                               1/14/02; 2/22/02; 7/15/02;                          10/13/ 00; 2/9/01; 9/1/01;
                                               8/20/02; 1/6/03; 2/20/03;                           1/14/02; 2/22/02; 7/15/02;
                                               5/15/ 03; 8/15/03; 11/24/03;                        8/20/02; 1/6/03; 2/20/03;
                                               2/1/04; 8/4/04; 8/10/04;                            5/15/03; 8/15/ 03; 11/24/03;
                                               12/13/04; 12/31/04; 5/9/05;                         2/1/04; 8/4/04; 8/10/04;
                                               6/10/05; 6/17/05; 7/25/05;                          12/13/04; 12/31/04; 5/9/05;
                                               8/31/05; 12/2/05; 2/8/06;                           6/10/05; 6/17/05; 7/25/ 05;
                                               8/25/06; 12/11/06; 5/1/07;                          8/31/05; 12/2/05; 2/8/06;
                                               8/24/07; 9/19/07; 10/19/07;                         8/25/06; 12/11/06; 5/1/07;
                                               2/15/08; 6/20/08; 7/21/08;                          8/24/07; 9/19/07; 10/19/07;
                                               8/15/08; 11/13/08; 12/1/08;                         2/15/08; 6/20/08; 7/21/08;
                                               1/15/09; 6/8/09; 8/17/09;                           8/15/08; 11/13/08; 12/1/08;
                                               8/18/09; 9/3/ 09; 9/25/09;                          1/15/09; 6/8/09; 8/17/09;
                                               1/7/10; 2/1/10; 2/5/10;                             8/18/ 09; 9/3/09; 9/25/09;
                                               6/14/10; 8/25/10; 12/15/10;                         1/7/10; 2/1/10; 2/5/10;
                                               12/29/10; 2/11/11; 6/30/11;                         6/14/10; 8/25/ 10; 12/15/10;
                                               8/16/11; 12/27/11; 2/6/12                           12/29/10; 2/11/11; 6/30/11;
                                                                                                   8/16/11; 12/27/11; 2/6/12
--------------------------------------------------------------------------------------------------------------------------------


                                                                 APPENDIX I  I-2

-----------------------------------------------------------------------------------------------------------------------------
                                                          PRODUCT DISTRIBUTOR
              ---------------------------------------------------------------------------------------------------------------
              AXA ADVISORS                                            AXA DISTRIBUTORS
              ---------------------------------------------------------------------------------------------------------------
              PROSPECTUS AND SAI                                      PROSPECTUS AND SAI
PRODUCT NAME  DATES               SUPPLEMENT DATES                    DATES               SUPPLEMENT DATES
-----------------------------------------------------------------------------------------------------------------------------
                5/1/00/(3)/       3/20/00; 6/23/00; 9/1/00;                5/1/00         3/20/00; 9/1/00; 9/6/00;
                                  9/6/00; 10/13/00; 2/9/01;                               10/13/ 00; 2/9/01; 9/1/01;
                                  9/1/01; 1/14/02; 2/22/02;                               1/14/02; 2/22/02; 7/15/02;
                                  7/15/02; 8/20/02; 1/6/03;                               8/20/02; 1/6/03; 2/20/03;
                                  2/20/03; 5/15/ 03; 8/15/03;                             5/15/03; 8/15/ 03; 11/24/03;
                                  11/24/03; 2/1/04; 8/4/04;                               2/1/04; 8/4/04; 8/10/04;
                                  8/10/04; 12/13/04; 12/31/04;                            12/13/04; 12/31/04; 5/9/05;
                                  5/9/05; 6/10/05; 6/17/05;                               6/10/05; 6/17/05; 7/25/ 05;
                                  7/25/05; 8/31/05; 12/2/05;                              8/31/05; 12/2/05; 2/8/06;
                                  2/8/06; 8/25/06; 12/11/06;                              8/25/06; 12/11/06; 5/1/07;
                                  5/1/07; 8/24/07; 9/19/07;                               8/24/07; 9/19/07; 10/19/07;
                                  10/19/07; 2/15/08; 6/20/08;                             2/15/08; 6/20/08; 7/21/08;
                                  7/21/08; 8/15/08; 11/13/08;                             8/15/08; 11/13/08; 12/1/08;
                                  12/1/08; 1/15/09; 6/8/09;                               1/15/09; 6/8/09; 8/17/09;
                                  8/17/09; 8/18/09; 9/3/ 09;                              8/18/ 09; 9/3/09; 9/25/09;
                                  9/25/09; 1/7/10; 2/1/10;                                1/7/10; 2/1/10; 2/5/10;
                                  2/5/10; 6/14/10; 8/25/10;                               6/14/10; 8/25/ 10; 12/15/10;
                                  12/15/10; 12/29/10; 2/11/11;                            12/29/10; 2/11/11; 6/30/11;
                                  6/30/11; 8/16/11; 12/27/11;                             8/16/11; 12/27/11; 2/6/12
                                  2/6/12
              ---------------------------------------------------------------------------------------------------------------
                5/1/01/(3)/       5/1/01/(1)/; 7/30/01/(4)/; 9/1/01;       5/1/01         5/1/01/(1)/; 7/30/01/(4)/; 9/1/01;
                                  10/1/01/(5)/; 12/14/01; 1/14/02;                        10/1/01/(5)/; 12/14/01; 1/14/02;
                                  2/22/02; 7/15/02; 8/20/02;                              2/22/02; 7/15/02; 8/20/02;
                                  1/6/03; 2/20/03; 5/15/03;                               1/6/03; 2/20/03; 5/15/03;
                                  8/15/ 03; 11/24/03; 2/1/04;                             8/15/ 03; 11/24/03; 2/1/04;
                                  8/4/04; 8/10/04; 12/13/04;                              8/4/04; 8/10/04; 12/13/04;
                                  12/31/04; 5/9/05; 6/10/05;                              12/31/04; 5/9/05; 6/10/05;
                                  6/17/05; 7/25/ 05; 8/31/05;                             6/17/05; 7/25/ 05; 8/31/05;
                                  12/2/05; 2/8/06; 8/25/06;                               12/2/05; 2/8/06; 8/25/06;
                                  12/11/06; 5/1/07; 8/24/07;                              12/11/06; 5/1/07; 8/24/07;
                                  9/19/07; 10/19/07; 2/15/08;                             9/19/07; 10/19/07; 2/15/08;
                                  6/20/08; 7/21/08; 8/15/08;                              6/20/08; 7/21/08; 8/15/08;
                                  11/13/08; 12/1/08; 1/15/09;                             11/13/08; 12/1/08; 1/15/09;
                                  6/8/09; 8/17/09; 8/18/ 09;                              6/8/09; 8/17/09; 8/18/ 09;
                                  9/3/09; 9/25/09; 1/7/10;                                9/3/09; 9/25/09; 1/7/10;
                                  2/1/10; 2/5/10; 6/14/10;                                2/1/10; 2/5/10; 6/14/10; 8/25/
                                  8/25/10; 12/15/10; 12/29/10;                            10; 12/15/10; 12/29/10;
                                  2/11/11; 6/30/11; 8/16/11;                              2/11/11; 6/30/11; 8/16/11;
                                  12/27/11; 2/6/12                                        12/27/11; 2/6/12
              ---------------------------------------------------------------------------------------------------------------
                8/13/01/(2)/      9/1/01; 10/1/01/(5)/; 12/14/01;          N/A            N/A
                                  1/14/02; 2/22/02; 7/15/02;
                                  8/20/02; 1/6/03; 2/20/03;
                                  5/15/ 03; 8/15/03; 11/24/03;
                                  2/1/04; 8/4/04; 8/10/04;
                                  12/13/04; 12/31/04; 5/9/05;
                                  6/10/05; 6/17/05; 7/25/05;
                                  8/31/05; 12/2/05; 2/8/06;
                                  8/25/06; 12/11/06; 5/1/07;
                                  8/24/07; 9/19/07; 10/19/07;
                                  2/15/08; 6/20/08; 7/21/08;
                                  8/15/08; 11/13/08; 12/1/08;
                                  1/15/09; 6/8/09; 8/17/09;
                                  8/18/09; 9/3/ 09; 9/25/09;
                                  1/7/10; 2/1/10; 2/5/10;
                                  6/14/10; 8/25/10; 12/15/10;
                                  12/29/10; 2/11/11; 6/30/11;
                                  8/16/11; 12/27/11; 2/6/12
-----------------------------------------------------------------------------------------------------------------------------


I-3 APPENDIX I

-----------------------------------------------------------------------------------------------------------------------------
                                                              PRODUCT DISTRIBUTOR
                     --------------------------------------------------------------------------------------------------------
                     AXA ADVISORS                                         AXA DISTRIBUTORS
                     --------------------------------------------------------------------------------------------------------
                     PROSPECTUS AND SAI                                   PROSPECTUS AND SAI
PRODUCT NAME         DATES               SUPPLEMENT DATES                 DATES               SUPPLEMENT DATES
-----------------------------------------------------------------------------------------------------------------------------
Accumulator(R)         9/2/99/(3)/       6/23/00; 9/1/00; 9/6/00;           8/2/99/(3)/       9/1/00; 9/6/00; 10/13/00; 2/9/
Plus/SM/               10/18/99/(3)/     10/13/00; 2/9/01; 3/19/01;         10/18/99/(3)/     01; 3/19/01; 7/30/01; 9/1/01;
                       5/1/00/(3)/       7/30/01; 9/1/01; 1/14/02;          5/1/00/(3)/       1/14/02; 2/22/02; 7/15/02;
                                         2/22/02; 7/15/ 02; 8/20/02;                          8/20/02; 1/6/03; 2/20/03;
                                         1/6/03; 2/20/03; 5/15/03;                            5/15/ 03; 8/15/03; 11/24/03;
                                         8/15/03; 11/24/03; 2/1/04;                           2/1/04; 8/4/04; 8/10/04;
                                         8/4/04; 8/10/04; 12/13/ 04;                          12/13/04; 12/31/04; 5/9/05;
                                         12/31/04; 5/9/05; 6/10/05;                           6/10/05; 6/17/05; 7/25/05;
                                         6/17/05; 7/25/05; 8/31/05;                           8/31/05; 12/2/05; 2/8/06;
                                         12/2/05; 2/8/06; 8/25/06;                            8/25/06; 12/11/06; 5/1/07;
                                         12/11/06; 5/1/07; 8/24/07;                           8/24/07; 9/19/07; 10/19/07;
                                         9/19/07; 10/19/07; 2/15/08;                          2/15/08; 6/20/08; 7/21/08;
                                         6/20/08; 7/21/08; 8/15/08;                           8/15/08; 11/13/08; 12/1/08;
                                         11/13/08; 12/1/08; 1/15/09;                          1/15/09; 6/8/09; 8/17/09;
                                         6/8/09; 8/17/09; 8/18/09; 9/3/                       8/18/09; 9/3/ 09; 9/25/09;
                                         09; 9/25/09; 1/7/10; 2/1/10;                         1/7/10; 2/1/10; 2/5/10;
                                         2/5/10; 6/14/10; 8/25/10;                            6/14/10; 8/25/10; 12/15/10;
                                         12/15/10; 12/29/10; 2/11/11;                         12/29/10; 2/11/11; 6/30/11;
                                         6/30/11; 8/16/11; 12/27/11;                          8/16/11; 12/27/11; 2/6/12
                                         2/6/12
                     --------------------------------------------------------------------------------------------------------
                       5/1/01/(3)/       7/30/01/(4)/; 9/1/01; 12/14/01;    5/1/01/(3)/       5/1/01; 7/30/01/(4)/; 9/1/01;
                                         1/14/02; 2/22/02; 7/15/02;                           12/14/01; 1/14/02; 2/22/02;
                                         8/20/02; 1/6/03; 2/20/03;                            7/15/02; 8/20/02; 1/6/03;
                                         5/15/ 03; 8/15/03; 11/24/03;                         2/20/03; 5/15/ 03; 8/15/03;
                                         2/1/04; 8/4/04; 8/10/04;                             11/24/03; 2/1/04; 8/4/04;
                                         12/13/04; 12/31/04; 5/9/05;                          8/10/04; 12/13/04; 12/31/04;
                                         6/10/05; 6/17/05; 7/25/05;                           5/9/05; 6/10/05; 6/17/05;
                                         8/31/05; 12/2/05; 2/8/06;                            7/25/05; 8/31/05; 12/2/05;
                                         8/25/06; 12/11/06; 5/1/07;                           2/8/06; 8/25/06; 12/11/06;
                                         8/24/07; 9/19/07; 10/19/07;                          5/1/07; 8/24/07; 9/19/07;
                                         2/15/08; 6/20/08; 7/21/08;                           10/19/07; 2/15/08; 6/20/08;
                                         8/15/08; 11/13/08; 12/1/08;                          7/21/08; 8/15/08; 11/13/08;
                                         1/15/09; 6/8/09; 8/17/09;                            12/1/08; 1/15/09; 6/8/09;
                                         8/18/09; 9/3/ 09; 9/25/09;                           8/17/09; 8/18/09; 9/3/ 09;
                                         1/7/10; 2/1/10; 2/5/10;                              9/25/09; 1/7/10; 2/1/10;
                                         6/14/10; 8/25/10; 12/15/10;                          2/5/10; 6/14/10; 8/25/10;
                                         12/29/10; 2/11/11; 6/30/11;                          12/15/10; 12/29/10; 2/11/11;
                                         8/16/11; 12/27/11; 2/6/12                            6/30/11; 8/16/11; 12/27/11;
                                                                                              2/6/12
-----------------------------------------------------------------------------------------------------------------------------


                                                                 APPENDIX I  I-4

------------------------------------------------------------------------------------------------------------------------------
                                                              PRODUCT DISTRIBUTOR
                     ---------------------------------------------------------------------------------------------------------
                     AXA ADVISORS                                         AXA DISTRIBUTORS
                     ---------------------------------------------------------------------------------------------------------
                     PROSPECTUS AND SAI                                   PROSPECTUS AND SAI
PRODUCT NAME         DATES               SUPPLEMENT DATES                 DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)         8/13/01/(3)/      9/1/01; 10/1/01/(6)/; 12/14/01;    8/13/01/(3)/      9/1/01; 10/1/01/(6)/; 12/14/01;
Elite/SM/                                1/14/02; 2/22/02; 7/15/02;                           1/14/02; 2/22/02; 7/15/02;
                                         8/20/02; 11/11/02; 1/6/03;                           8/20/02; 11/11/02; 1/6/03;
                                         2/20/03; 5/15/03; 8/15/03;                           2/20/03; 5/15/03; 8/15/03;
                                         11/24/03; 2/1/04; 8/4/04;                            11/24/03; 2/1/04; 8/4/04;
                                         8/10/ 04; 12/13/04; 12/31/04;                        8/10/ 04; 12/13/04; 12/31/04;
                                         5/9/ 05; 6/10/05; 6/17/05;                           5/9/05; 6/10/05; 6/17/05;
                                         7/25/05; 8/31/05; 12/2/05;                           7/25/05; 8/31/05; 12/2/05;
                                         2/8/06; 8/25/ 06; 12/11/06;                          2/8/06; 8/25/ 06; 12/11/06;
                                         5/1/07; 8/24/07; 9/19/07;                            5/1/07; 8/24/07; 9/19/07;
                                         10/19/07; 6/20/08; 7/21/08;                          10/19/07; 2/15/08; 6/20/08;
                                         8/15/08; 11/13/08; 12/1/08;                          7/21/08; 8/15/08; 11/13/08;
                                         1/15/09; 6/8/09; 8/17/ 09;                           12/1/08; 1/15/09; 6/8/09;
                                         8/18/09; 9/3/09; 9/25/09;                            8/17/09; 8/18/09; 9/3/ 09;
                                         1/7/10; 2/1/10; 2/5/10; 6/14/                        9/25/09; 1/7/10; 2/1/10;
                                         10; 8/25/10; 12/15/10; 12/29/                        2/5/10; 6/14/10; 8/25/10;
                                         10; 2/11/11; 6/30/11;                                12/15/10; 12/29/10; 2/11/11;
                                         8/16/11; 12/27/11; 2/6/12                            6/30/11; 8/16/11; 12/27/11;
                                                                                              2/6/12
                     ---------------------------------------------------------------------------------------------------------

(1)applies to Accumulator(R) contracts issued in Oregon only.
(2)applies to Accumulator(R) Select/SM/ only.
(3)applies to non-2002 Series only.
(4)applies to contracts issued in Washington only.
(5)applies to Accumulator(R) Select/SM/ and Select/SM/ II contracts issued in New York only.
(6)applies to contracts issued in New York only.

I-5 APPENDIX I

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Calculating Unit Values                                       2

Financial Statements                                          2

HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a combined Accumulator(R) series SAI dated May 1, 2012
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                                        SAI 13A
                                                                         E13522

AXA Equitable Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012 FOR


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

..   INCOME MANAGER/SM/ ACCUMULATOR(R)  .   ACCUMULATOR(R) PLUS/SM/
..   INCOME MANAGER/SM/ ROLLOVER IRA    .   ACCUMULATOR(R) ELITE/SM/
..   ACCUMULATOR(R) (IRA, NQ, QP)       .   ACCUMULATOR(R) SELECT/SM/
..   ACCUMULATOR(R)

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2012. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of each Prospectus and supplement is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

        TABLE OF CONTENTS
        Who is AXA Equitable?                                        2
        Custodian and Independent Registered Public Accounting Firm  2
        Distribution of the Contracts                                2
        Calculating Unit Values                                      2
        Financial statements                                         2


             Copyright 2012 AXA Equitable Life Insurance Company.

    All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.

 SAI 13A                                                              e235380

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Accounts Nos. 45 and 49, respectively.

The financial statements of each Separate Account at December 31, 2011 and for each of the two years in the period ended December 31, 2011, and the consolidated financial statements of AXA Equitable at December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account
No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $562,732,447 in 2011, $399,625,078 in 2010 and $429,091,474 in 2009, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $15,092,209, $10,963,063 and $40,223,293, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2011, 2010 and 2009. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 45 and Separate Account No. 49, $529,410,549 in 2011, $576,147,169 in 2010 and $557,277,070 in 2009. Of these amounts, AXA Advisors retained $268,084,019, $364,376,758 and $306,063,542, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:


                                   a
                                   ----      --c
                               (   b   )




where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Accounts No. 45 and 49, respectively, list investment options not currently offered under these contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

 Report of Independent Registered Public Accounting Firm...............  FSA-2
 Financial Statements:
    Statements of Assets and Liabilities, December 31, 2011............  FSA-3
    Statements of Operations for the Year Ended December 31, 2011...... FSA-21
    Statements of Changes in Net Assets for the Years Ended
      December 31, 2011 and 2010....................................... FSA-31
    Notes to Financial Statements...................................... FSA-51

 AXA EQUITABLE LIFE INSURANCE COMPANY

 INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

 Report of Independent Registered Public Accounting Firm...............    F-1
 Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2011 and 2010............    F-2
    Consolidated Statements of Earnings (Loss), Years Ended
      December 31, 2011, 2010 and 2009.................................    F-3
    Consolidated Statements of Comprehensive Income (Loss), Years
      Ended December 31, 2011, 2010 and 2009...........................    F-5
    Consolidated Statements of Equity, Years Ended December 31, 2011,
      2010 and 2009....................................................    F-6
    Consolidated Statements of Cash Flows, Years Ended December 31,
      2011, 2010 and 2009..............................................    F-7
    Notes to Consolidated Financial Statements.........................    F-9

                                  FSA-1  e13350

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 45 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                      AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE- AXA MODERATE
                                                       ALLOCATION*     ALLOCATION*    PLUS ALLOCATION*  ALLOCATION*
                                                      -------------- ---------------- ----------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $19,876,272     $51,728,453       $38,119,238    $219,731,328
Receivable for The Trusts shares sold................        4,325              --             5,333          66,863
Receivable for policy-related transactions...........           --         104,685                --              --
                                                       -----------     -----------       -----------    ------------
   Total assets......................................   19,880,597      51,833,138        38,124,571     219,798,191
                                                       -----------     -----------       -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased..............           --         104,685                --              --
Payable for policy-related transactions..............        4,325              --             5,333          66,863
                                                       -----------     -----------       -----------    ------------
   Total liabilities.................................        4,325         104,685             5,333          66,863
                                                       -----------     -----------       -----------    ------------
NET ASSETS...........................................  $19,876,272     $51,728,453       $38,119,238    $219,731,328
                                                       ===========     ===========       ===========    ============

NET ASSETS:
Accumulation Units...................................  $19,863,710     $51,720,759       $38,112,836    $218,078,536
Retained by AXA Equitable in Separate Account No. 45.       12,562           7,694             6,402       1,652,792
                                                       -----------     -----------       -----------    ------------
TOTAL NET ASSETS.....................................  $19,876,272     $51,728,453       $38,119,238    $219,731,328
                                                       ===========     ===========       ===========    ============

Investments in shares of The Trusts, at cost.........  $21,345,166     $53,417,621       $38,855,818    $253,606,156
The Trusts shares held
   Class A...........................................           --              --                --       2,105,386
   Class B...........................................    2,233,050       5,507,535         4,153,770      15,426,084

                                                      AXA MODERATE-PLUS EQ/ALLIANCEBERNSTEIN
                                                         ALLOCATION*     SMALL CAP GROWTH*
                                                      ----------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $ 95,823,693        $49,799,636
Receivable for The Trusts shares sold................             --                 --
Receivable for policy-related transactions...........            957             80,910
                                                        ------------        -----------
   Total assets......................................     95,824,650         49,880,546
                                                        ------------        -----------

LIABILITIES:
Payable for The Trusts shares purchased..............            957             80,910
Payable for policy-related transactions..............             --                 --
                                                        ------------        -----------
   Total liabilities.................................            957             80,910
                                                        ------------        -----------
NET ASSETS...........................................   $ 95,823,693        $49,799,636
                                                        ============        ===========

NET ASSETS:
Accumulation Units...................................   $ 95,817,165        $49,751,097
Retained by AXA Equitable in Separate Account No. 45.          6,528             48,539
                                                        ------------        -----------
TOTAL NET ASSETS.....................................   $ 95,823,693        $49,799,636
                                                        ============        ===========

Investments in shares of The Trusts, at cost.........   $111,667,795        $47,966,338
The Trusts shares held
   Class A...........................................             --            111,860
   Class B...........................................     10,159,125          3,198,179

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                      EQ/AXA FRANKLIN EQ/BLACKROCK                     EQ/CALVERT  EQ/CAPITAL
                                                      SMALL CAP VALUE BASIC VALUE  EQ/BOSTON ADVISORS   SOCIALLY    GUARDIAN
                                                           CORE*        EQUITY*      EQUITY INCOME*   RESPONSIBLE* RESEARCH*
                                                      --------------- ------------ ------------------ ------------ -----------
ASSETS:
Investments in shares of The Trusts, at fair value...   $1,366,377    $63,390,524      $6,756,975       $613,975   $32,358,814
Receivable for The Trusts shares sold................           52         41,886          15,761            116         7,429
Receivable for policy-related transactions...........           --             --              --             --            --
                                                        ----------    -----------      ----------       --------   -----------
   Total assets......................................    1,366,429     63,432,410       6,772,736        614,091    32,366,243
                                                        ----------    -----------      ----------       --------   -----------

LIABILITIES:
Payable for The Trusts shares purchased..............           --             --              --             --            --
Payable for policy-related transactions..............           52         41,886          15,761            116         7,429
                                                        ----------    -----------      ----------       --------   -----------
   Total liabilities.................................           52         41,886          15,761            116         7,429
                                                        ----------    -----------      ----------       --------   -----------
NET ASSETS...........................................   $1,366,377    $63,390,524      $6,756,975       $613,975   $32,358,814
                                                        ==========    ===========      ==========       ========   ===========

NET ASSETS:
Accumulation Units...................................   $1,366,237    $63,356,537      $6,719,712       $603,641   $32,312,249
Retained by AXA Equitable in Separate Account No. 45.          140         33,987          37,263         10,334        46,565
                                                        ----------    -----------      ----------       --------   -----------
TOTAL NET ASSETS.....................................   $1,366,377    $63,390,524      $6,756,975       $613,975   $32,358,814
                                                        ==========    ===========      ==========       ========   ===========

Investments in shares of The Trusts, at cost.........   $1,358,993    $68,899,493      $6,211,359       $617,524   $34,288,455
The Trusts shares held
   Class A...........................................           --             --              --             --            --
   Class B...........................................      147,985      4,844,939       1,313,288         85,462     2,579,276

                                                       EQ/COMMON
                                                      STOCK INDEX*
                                                      ------------
ASSETS:
Investments in shares of The Trusts, at fair value... $179,701,505
Receivable for The Trusts shares sold................       70,978
Receivable for policy-related transactions...........           --
                                                      ------------
   Total assets......................................  179,772,483
                                                      ------------

LIABILITIES:
Payable for The Trusts shares purchased..............           --
Payable for policy-related transactions..............       70,978
                                                      ------------
   Total liabilities.................................       70,978
                                                      ------------
NET ASSETS........................................... $179,701,505
                                                      ============

NET ASSETS:
Accumulation Units................................... $179,686,427
Retained by AXA Equitable in Separate Account No. 45.       15,078
                                                      ------------
TOTAL NET ASSETS..................................... $179,701,505
                                                      ============

Investments in shares of The Trusts, at cost......... $217,135,869
The Trusts shares held
   Class A...........................................    1,596,340
   Class B...........................................    9,732,042

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                      EQ/CORE BOND EQ/DAVIS NEW YORK EQ/EQUITY 500  EQ/EQUITY    EQ/FRANKLIN
                                                         INDEX*        VENTURE*         INDEX*     GROWTH PLUS* CORE BALANCED*
                                                      ------------ ----------------- ------------- ------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value... $28,626,267     $4,408,847      $60,973,051  $26,811,223   $14,576,664
Receivable for The Trusts shares sold................          --          1,465           22,029       13,319           892
Receivable for policy-related transactions...........       2,007             --               --           --            --
                                                      -----------     ----------      -----------  -----------   -----------
   Total assets......................................  28,628,274      4,410,312       60,995,080   26,824,542    14,577,556
                                                      -----------     ----------      -----------  -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased..............       2,007             --               --           --            --
Payable for policy-related transactions..............          --          1,465           22,029       13,319           892
                                                      -----------     ----------      -----------  -----------   -----------
   Total liabilities.................................       2,007          1,465           22,029       13,319           892
                                                      -----------     ----------      -----------  -----------   -----------
NET ASSETS........................................... $28,626,267     $4,408,847      $60,973,051  $26,811,223   $14,576,664
                                                      ===========     ==========      ===========  ===========   ===========

NET ASSETS:
Accumulation Units................................... $28,619,866     $4,408,153      $60,908,753  $26,739,291   $14,576,196
Retained by AXA Equitable in Separate Account No. 45.       6,401            694           64,298       71,932           468
                                                      -----------     ----------      -----------  -----------   -----------
TOTAL NET ASSETS..................................... $28,626,267     $4,408,847      $60,973,051  $26,811,223   $14,576,664
                                                      ===========     ==========      ===========  ===========   ===========

Investments in shares of The Trusts, at cost......... $28,720,365     $3,942,487      $63,842,603  $29,704,939   $13,976,287
The Trusts shares held
   Class B...........................................   2,863,015        476,569        2,794,964    1,918,269     1,762,458

                                                      EQ/FRANKLIN
                                                       TEMPLETON
                                                      ALLOCATION*
                                                      -----------
ASSETS:
Investments in shares of The Trusts, at fair value... $5,916,075
Receivable for The Trusts shares sold................      4,029
Receivable for policy-related transactions...........         --
                                                      ----------
   Total assets......................................  5,920,104
                                                      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............         --
Payable for policy-related transactions..............      4,029
                                                      ----------
   Total liabilities.................................      4,029
                                                      ----------
NET ASSETS........................................... $5,916,075
                                                      ==========

NET ASSETS:
Accumulation Units................................... $5,915,583
Retained by AXA Equitable in Separate Account No. 45.        492
                                                      ----------
TOTAL NET ASSETS..................................... $5,916,075
                                                      ==========

Investments in shares of The Trusts, at cost......... $5,938,516
The Trusts shares held
   Class B...........................................    810,556

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011



                                                      EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL BOND EQ/GLOBAL MULTI-
                                                      AND ACQUISITIONS* COMPANY VALUE*     PLUS*       SECTOR EQUITY*
                                                      ----------------- -------------- -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $6,850,214      $31,970,133    $17,259,361     $43,841,767
Receivable for The Trusts shares sold................           799            4,643          8,283             206
Receivable for policy-related transactions...........            --               --             --              --
                                                         ----------      -----------    -----------     -----------
   Total assets......................................     6,851,013       31,974,776     17,267,644      43,841,973
                                                         ----------      -----------    -----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --               --             --              --
Payable for policy-related transactions..............           799            4,643          8,283             206
                                                         ----------      -----------    -----------     -----------
   Total liabilities.................................           799            4,643          8,283             206
                                                         ----------      -----------    -----------     -----------
NET ASSETS...........................................    $6,850,214      $31,970,133    $17,259,361     $43,841,767
                                                         ==========      ===========    ===========     ===========

NET ASSETS:
Accumulation Units...................................    $6,846,374      $31,875,377    $17,258,794     $43,806,114
Retained by AXA Equitable in Separate Account No. 45.         3,840           94,756            567          35,653
                                                         ----------      -----------    -----------     -----------
TOTAL NET ASSETS.....................................    $6,850,214      $31,970,133    $17,259,361     $43,841,767
                                                         ==========      ===========    ===========     ===========

Investments in shares of The Trusts, at cost.........    $6,659,057      $25,799,861    $17,088,156     $52,828,339
The Trusts shares held
   Class A...........................................            --               --             --              --
   Class B...........................................       563,844          857,791      1,724,135       4,092,452

                                                      EQ/INTERMEDIATE
                                                      GOVERNMENT BOND EQ/INTERNATIONAL
                                                          INDEX*         CORE PLUS*
                                                      --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $47,375,035     $11,316,059
Receivable for The Trusts shares sold................            --             815
Receivable for policy-related transactions...........        25,945              --
                                                        -----------     -----------
   Total assets......................................    47,400,980      11,316,874
                                                        -----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased..............        25,945              --
Payable for policy-related transactions..............            --             815
                                                        -----------     -----------
   Total liabilities.................................        25,945             815
                                                        -----------     -----------
NET ASSETS...........................................   $47,375,035     $11,316,059
                                                        ===========     ===========

NET ASSETS:
Accumulation Units...................................   $47,356,007     $11,283,564
Retained by AXA Equitable in Separate Account No. 45.        19,028          32,495
                                                        -----------     -----------
TOTAL NET ASSETS.....................................   $47,375,035     $11,316,059
                                                        ===========     ===========

Investments in shares of The Trusts, at cost.........   $45,377,544     $13,196,170
The Trusts shares held
   Class A...........................................       216,645              --
   Class B...........................................     4,381,350       1,464,545

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                      EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/JPMORGAN VALUE EQ/LARGE CAP
                                                       EQUITY INDEX*     VALUE PLUS*     OPPORTUNITIES*   CORE PLUS *
                                                      ---------------- ---------------- ----------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $55,014,490      $25,747,657       $14,033,331     $4,344,327
Receivable for The Trusts shares sold................        13,390            5,581             2,177            358
Receivable for policy-related transactions...........            --               --                --             --
                                                        -----------      -----------       -----------     ----------
   Total assets......................................    55,027,880       25,753,238        14,035,508      4,344,685
                                                        -----------      -----------       -----------     ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --               --                --             --
Payable for policy-related transactions..............        13,390            5,581             1,431            358
                                                        -----------      -----------       -----------     ----------
   Total liabilities.................................        13,390            5,581             1,431            358
                                                        -----------      -----------       -----------     ----------
NET ASSETS...........................................   $55,014,490      $25,747,657       $14,034,077     $4,344,327
                                                        ===========      ===========       ===========     ==========

NET ASSETS:
Accumulation Units...................................   $54,984,903      $25,718,989       $14,034,076     $4,338,242
Retained by AXA Equitable in Separate Account No. 45.        29,587           28,668                 1          6,085
                                                        -----------      -----------       -----------     ----------
TOTAL NET ASSETS.....................................   $55,014,490      $25,747,657       $14,034,077     $4,344,327
                                                        ===========      ===========       ===========     ==========

Investments in shares of The Trusts, at cost.........   $75,117,877      $35,760,899       $16,982,118     $5,424,996
The Trusts shares held
   Class A...........................................       874,116               --                --             --
   Class B...........................................     6,768,366        2,688,032         1,529,588        658,285

                                                      EQ/LARGE CAP  EQ/LARGE CAP
                                                      GROWTH INDEX* GROWTH PLUS*
                                                      ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $39,791,856  $46,168,079
Receivable for The Trusts shares sold................        6,754       55,507
Receivable for policy-related transactions...........           --           --
                                                       -----------  -----------
   Total assets......................................   39,798,610   46,223,586
                                                       -----------  -----------

LIABILITIES:
Payable for The Trusts shares purchased..............           --           --
Payable for policy-related transactions..............        6,754       55,507
                                                       -----------  -----------
   Total liabilities.................................        6,754       55,507
                                                       -----------  -----------
NET ASSETS...........................................  $39,791,856  $46,168,079
                                                       ===========  ===========

NET ASSETS:
Accumulation Units...................................  $39,772,910  $46,147,090
Retained by AXA Equitable in Separate Account No. 45.       18,946       20,989
                                                       -----------  -----------
TOTAL NET ASSETS.....................................  $39,791,856  $46,168,079
                                                       ===========  ===========

Investments in shares of The Trusts, at cost.........  $33,917,579  $49,576,739
The Trusts shares held
   Class A...........................................           --           --
   Class B...........................................    4,586,656    2,892,458

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                                   EQ/MFS
                                                      EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT  INTERNATIONAL
                                                      VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*
                                                      ------------ ------------ --------------- ------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $5,291,795  $140,760,011   $4,298,174     $10,199,127     $26,864,457
Receivable for The Trusts shares sold................          --        53,179          486          30,316          16,171
Receivable for policy-related transactions...........       3,399            --           --              --              --
                                                       ----------  ------------   ----------     -----------     -----------
   Total assets......................................   5,295,194   140,813,190    4,298,660      10,229,443      26,880,628
                                                       ----------  ------------   ----------     -----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased..............       3,399            --           --              --              --
Payable for policy-related transactions..............          --        53,179          486          30,316          16,171
                                                       ----------  ------------   ----------     -----------     -----------
   Total liabilities.................................       3,399        53,179          486          30,316          16,171
                                                       ----------  ------------   ----------     -----------     -----------
NET ASSETS...........................................  $5,291,795  $140,760,011   $4,298,174     $10,199,127     $26,864,457
                                                       ==========  ============   ==========     ===========     ===========

NET ASSETS:
Accumulation Units...................................  $5,289,061  $140,696,297   $4,297,194     $10,197,415     $26,853,245
Retained by AXA Equitable in Separate Account No. 45.       2,734        63,714          980           1,712          11,212
                                                       ----------  ------------   ----------     -----------     -----------
TOTAL NET ASSETS.....................................  $5,291,795  $140,760,011   $4,298,174     $10,199,127     $26,864,457
                                                       ==========  ============   ==========     ===========     ===========

Investments in shares of The Trusts, at cost.........  $4,923,853  $204,108,279   $4,315,956     $10,371,150     $29,916,914
The Trusts shares held
   Class A...........................................          --     1,298,114           --              --              --
   Class B...........................................   1,026,661    13,470,241      391,317       1,825,015       3,336,545

                                                      EQ/MID CAP
                                                      VALUE PLUS*
                                                      -----------
ASSETS:
Investments in shares of The Trusts, at fair value... $51,157,839
Receivable for The Trusts shares sold................      10,795
Receivable for policy-related transactions...........          --
                                                      -----------
   Total assets......................................  51,168,634
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased..............          --
Payable for policy-related transactions..............      10,795
                                                      -----------
   Total liabilities.................................      10,795
                                                      -----------
NET ASSETS........................................... $51,157,839
                                                      ===========

NET ASSETS:
Accumulation Units................................... $51,128,899
Retained by AXA Equitable in Separate Account No. 45.      28,940
                                                      -----------
TOTAL NET ASSETS..................................... $51,157,839
                                                      ===========

Investments in shares of The Trusts, at cost......... $60,638,568
The Trusts shares held
   Class A...........................................          --
   Class B...........................................   5,729,295

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                           EQ/MORGAN
                                                                         EQ/MONTAG &    STANLEY MID CAP EQ/MUTUAL LARGE
                                                      EQ/MONEY MARKET* CALDWELL GROWTH*     GROWTH*       CAP EQUITY*
                                                      ---------------- ---------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $65,042,563       $6,111,309      $19,053,331     $3,020,482
Receivable for The Trusts shares sold................       569,745            8,977           83,903            122
Receivable for policy-related transactions...........            --               --               --             --
                                                        -----------       ----------      -----------     ----------
   Total assets......................................    65,612,308        6,120,286       19,137,234      3,020,604
                                                        -----------       ----------      -----------     ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --               --               --             --
Payable for policy-related transactions..............       569,745            8,977           84,649            122
                                                        -----------       ----------      -----------     ----------
   Total liabilities.................................       569,745            8,977           84,649            122
                                                        -----------       ----------      -----------     ----------
NET ASSETS...........................................   $65,042,563       $6,111,309      $19,052,585     $3,020,482
                                                        ===========       ==========      ===========     ==========

NET ASSETS:
Accumulation Units...................................   $65,016,897       $6,108,994      $19,050,052     $3,020,228
Retained by AXA Equitable in Separate Account No. 45.        25,666            2,315            2,533            254
                                                        -----------       ----------      -----------     ----------
TOTAL NET ASSETS.....................................   $65,042,563       $6,111,309      $19,052,585     $3,020,482
                                                        ===========       ==========      ===========     ==========

Investments in shares of The Trusts, at cost.........   $65,048,263       $5,114,531      $19,879,726     $3,243,925
The Trusts shares held
   Class A...........................................     5,062,320               --               --             --
   Class B...........................................    59,978,117          975,388        1,309,921        362,717

                                                      EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                         GLOBAL*      SHORT BOND*
                                                      -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $6,667,053    $32,205,683
Receivable for The Trusts shares sold................        1,439         24,033
Receivable for policy-related transactions...........           --             --
                                                        ----------    -----------
   Total assets......................................    6,668,492     32,229,716
                                                        ----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased..............           --             --
Payable for policy-related transactions..............        1,439         24,033
                                                        ----------    -----------
   Total liabilities.................................        1,439         24,033
                                                        ----------    -----------
NET ASSETS...........................................   $6,667,053    $32,205,683
                                                        ==========    ===========

NET ASSETS:
Accumulation Units...................................   $6,666,693    $32,203,379
Retained by AXA Equitable in Separate Account No. 45.          360          2,304
                                                        ----------    -----------
TOTAL NET ASSETS.....................................   $6,667,053    $32,205,683
                                                        ==========    ===========

Investments in shares of The Trusts, at cost.........   $7,186,303    $32,398,919
The Trusts shares held
   Class A...........................................           --             --
   Class B...........................................      696,756      3,257,893

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                      EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH
                                                      BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*   GLOBAL EQUITY*   & INCOME*
                                                      ----------- -------------- ---------------- -------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value... $15,067,031  $16,984,073     $13,284,576      $2,537,182    $1,832,206
Receivable for The Trusts shares sold................         788        5,503           1,033             102            98
Receivable for policy-related transactions...........          --           --              --              --            --
                                                      -----------  -----------     -----------      ----------    ----------
   Total assets......................................  15,067,819   16,989,576      13,285,609       2,537,284     1,832,304
                                                      -----------  -----------     -----------      ----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased..............          --           --              --              --            --
Payable for policy-related transactions..............         788        5,503           1,033             102            98
                                                      -----------  -----------     -----------      ----------    ----------
   Total liabilities.................................         788        5,503           1,033             102            98
                                                      -----------  -----------     -----------      ----------    ----------
NET ASSETS........................................... $15,067,031  $16,984,073     $13,284,576      $2,537,182    $1,832,206
                                                      ===========  ===========     ===========      ==========    ==========

NET ASSETS:
Accumulation Units................................... $15,058,978  $16,963,922     $13,266,227      $2,537,146    $1,828,680
Retained by AXA Equitable in Separate Account No. 45.       8,053       20,151          18,349              36         3,526
                                                      -----------  -----------     -----------      ----------    ----------
TOTAL NET ASSETS..................................... $15,067,031  $16,984,073     $13,284,576      $2,537,182    $1,832,206
                                                      ===========  ===========     ===========      ==========    ==========

Investments in shares of The Trusts, at cost......... $16,123,031  $17,223,773     $12,356,204      $2,523,470    $1,767,633
The Trusts shares held
   Class B...........................................   1,791,734    1,871,652         658,603         326,869       319,397

                                                      EQ/VAN KAMPEN
                                                        COMSTOCK*
                                                      -------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $5,131,937
Receivable for The Trusts shares sold................          --
Receivable for policy-related transactions...........      98,783
                                                       ----------
   Total assets......................................   5,230,720
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased..............      98,783
Payable for policy-related transactions..............          --
                                                       ----------
   Total liabilities.................................      98,783
                                                       ----------
NET ASSETS...........................................  $5,131,937
                                                       ==========

NET ASSETS:
Accumulation Units...................................  $5,125,925
Retained by AXA Equitable in Separate Account No. 45.       6,012
                                                       ----------
TOTAL NET ASSETS.....................................  $5,131,937
                                                       ==========

Investments in shares of The Trusts, at cost.........  $4,452,039
The Trusts shares held
   Class B...........................................     556,131

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                     MULTIMANAGER   MULTIMANAGER
                                                      EQ/WELLS FARGO    MULTIMANAGER    MULTIMANAGER INTERNATIONAL LARGE CAP CORE
                                                      OMEGA GROWTH*  AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*       EQUITY*
                                                      -------------- ------------------ ------------ ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $18,088,373      $30,060,665     $41,540,964   $ 8,510,749    $3,211,581
Receivable for The Trusts shares sold................        1,358            4,467         254,307         1,641           168
Receivable for policy-related transactions...........           --               --              --            --            --
                                                       -----------      -----------     -----------   -----------    ----------
   Total assets......................................   18,089,731       30,065,132      41,795,271     8,512,390     3,211,749
                                                       -----------      -----------     -----------   -----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased..............           --               --              --            --            --
Payable for policy-related transactions..............        1,358            4,467         254,307         1,641           168
                                                       -----------      -----------     -----------   -----------    ----------
   Total liabilities.................................        1,358            4,467         254,307         1,641           168
                                                       -----------      -----------     -----------   -----------    ----------
NET ASSETS...........................................  $18,088,373      $30,060,665     $41,540,964   $ 8,510,749    $3,211,581
                                                       ===========      ===========     ===========   ===========    ==========

NET ASSETS:
Accumulation Units...................................  $18,084,322      $30,018,668     $41,500,846   $ 8,500,412    $3,118,400
Retained by AXA Equitable in Separate Account No. 45.        4,051           41,997          40,118        10,337        93,181
                                                       -----------      -----------     -----------   -----------    ----------
TOTAL NET ASSETS.....................................  $18,088,373      $30,060,665     $41,540,964   $ 8,510,749    $3,211,581
                                                       ===========      ===========     ===========   ===========    ==========

Investments in shares of The Trusts, at cost.........  $17,730,142      $34,006,020     $41,845,075   $11,493,321    $3,562,424
The Trusts shares held
   Class A...........................................           --          227,368              --            --            --
   Class B...........................................    1,907,988          963,861       3,972,360       960,865       342,009

                                                        MULTIMANAGER
                                                      LARGE CAP VALUE*
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $8,439,836
Receivable for The Trusts shares sold................           843
Receivable for policy-related transactions...........            --
                                                         ----------
   Total assets......................................     8,440,679
                                                         ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --
Payable for policy-related transactions..............           843
                                                         ----------
   Total liabilities.................................           843
                                                         ----------
NET ASSETS...........................................    $8,439,836
                                                         ==========

NET ASSETS:
Accumulation Units...................................    $8,431,147
Retained by AXA Equitable in Separate Account No. 45.         8,689
                                                         ----------
TOTAL NET ASSETS.....................................    $8,439,836
                                                         ==========

Investments in shares of The Trusts, at cost.........    $9,309,725
The Trusts shares held
   Class A...........................................            --
   Class B...........................................       923,543

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                       MULTIMANAGER    MULTIMANAGER     MULTIMANAGER      MULTIMANAGER
                                                      MID CAP GROWTH* MID CAP VALUE* MULTI-SECTOR BOND* SMALL CAP GROWTH*
                                                      --------------- -------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $9,327,815     $10,371,746      $38,848,551        $3,681,338
Receivable for The Trusts shares sold................        2,809           1,188               --               513
Receivable for policy-related transactions...........           --              --          185,569                --
                                                        ----------     -----------      -----------        ----------
   Total assets......................................    9,330,624      10,372,934       39,034,120         3,681,851
                                                        ----------     -----------      -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased..............           --              --          185,569                --
Payable for policy-related transactions..............        2,809           1,188               --               513
                                                        ----------     -----------      -----------        ----------
   Total liabilities.................................        2,809           1,188          185,569               513
                                                        ----------     -----------      -----------        ----------
NET ASSETS...........................................   $9,327,815     $10,371,746      $38,848,551        $3,681,338
                                                        ==========     ===========      ===========        ==========

NET ASSETS:
Accumulation Units...................................   $9,311,226     $10,363,958      $38,824,028        $3,611,366
Retained by AXA Equitable in Separate Account No. 45.       16,589           7,788           24,523            69,972
                                                        ----------     -----------      -----------        ----------
TOTAL NET ASSETS.....................................   $9,327,815     $10,371,746      $38,848,551        $3,681,338
                                                        ==========     ===========      ===========        ==========

Investments in shares of The Trusts, at cost.........   $8,923,492     $ 9,261,003      $47,862,194        $3,618,747
The Trusts shares held
   Class A...........................................           --              --          368,130                --
   Class B...........................................    1,126,569       1,212,598        9,576,301           494,587

                                                        MULTIMANAGER   MULTIMANAGER
                                                      SMALL CAP VALUE* TECHNOLOGY*
                                                      ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $9,538,725    $19,924,258
Receivable for The Trusts shares sold................           695          2,077
Receivable for policy-related transactions...........            --             --
                                                         ----------    -----------
   Total assets......................................     9,539,420     19,926,335
                                                         ----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --             --
Payable for policy-related transactions..............           695          2,077
                                                         ----------    -----------
   Total liabilities.................................           695          2,077
                                                         ----------    -----------
NET ASSETS...........................................    $9,538,725    $19,924,258
                                                         ==========    ===========

NET ASSETS:
Accumulation Units...................................    $9,521,433    $19,862,226
Retained by AXA Equitable in Separate Account No. 45.        17,292         62,032
                                                         ----------    -----------
TOTAL NET ASSETS.....................................    $9,538,725    $19,924,258
                                                         ==========    ===========

Investments in shares of The Trusts, at cost.........    $9,367,685    $17,556,828
The Trusts shares held
   Class A...........................................            --             --
   Class B...........................................       971,963      1,634,230

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION.............   0.50%         B          $11.31         --
AXA AGGRESSIVE ALLOCATION.............   1.15%         B          $10.74        454
AXA AGGRESSIVE ALLOCATION.............   1.35%         B          $10.57        678
AXA AGGRESSIVE ALLOCATION.............   1.55%         B          $10.40        610
AXA AGGRESSIVE ALLOCATION.............   1.60%         B          $10.36        142
AXA AGGRESSIVE ALLOCATION.............   1.70%         B          $11.38         --

AXA CONSERVATIVE ALLOCATION...........   0.50%         B          $12.33         --
AXA CONSERVATIVE ALLOCATION...........   1.15%         B          $11.71      1,263
AXA CONSERVATIVE ALLOCATION...........   1.35%         B          $11.53      1,400
AXA CONSERVATIVE ALLOCATION...........   1.55%         B          $11.34      1,345
AXA CONSERVATIVE ALLOCATION...........   1.60%         B          $11.30        480
AXA CONSERVATIVE ALLOCATION...........   1.70%         B          $11.73         10

AXA CONSERVATIVE-PLUS ALLOCATION......   0.50%         B          $11.96         --
AXA CONSERVATIVE-PLUS ALLOCATION......   1.15%         B          $11.36        788
AXA CONSERVATIVE-PLUS ALLOCATION......   1.35%         B          $11.18        909
AXA CONSERVATIVE-PLUS ALLOCATION......   1.55%         B          $11.00        933
AXA CONSERVATIVE-PLUS ALLOCATION......   1.60%         B          $10.96        791
AXA CONSERVATIVE-PLUS ALLOCATION......   1.70%         B          $11.56          7

AXA MODERATE ALLOCATION...............   1.15%         A          $52.70        476
AXA MODERATE ALLOCATION...............   0.50%         B          $58.54          1
AXA MODERATE ALLOCATION...............   1.15%         B          $49.39        652
AXA MODERATE ALLOCATION...............   1.35%         B          $46.86      1,547
AXA MODERATE ALLOCATION...............   1.55%         B          $44.46      1,283
AXA MODERATE ALLOCATION...............   1.60%         B          $43.87        709
AXA MODERATE ALLOCATION...............   1.70%         B          $42.73          3

AXA MODERATE-PLUS ALLOCATION..........   0.50%         B          $11.86         --
AXA MODERATE-PLUS ALLOCATION..........   1.15%         B          $11.26      1,735
AXA MODERATE-PLUS ALLOCATION..........   1.35%         B          $11.08      2,807
AXA MODERATE-PLUS ALLOCATION..........   1.55%         B          $10.91      3,067
AXA MODERATE-PLUS ALLOCATION..........   1.60%         B          $10.86      1,076
AXA MODERATE-PLUS ALLOCATION..........   1.70%         B          $11.90          2

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.15%         A          $21.02         83
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         B          $22.33          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.15%         B          $20.29        496
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.35%         B          $19.69        563
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.55%         B          $19.11      1,080
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.60%         B          $18.97        320
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.70%         B          $18.69          6

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.50%         B          $ 9.28         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   1.15%         B          $ 8.96         43
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   1.35%         B          $ 8.86         54
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   1.55%         B          $ 8.77         26
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   1.60%         B          $ 8.74         31
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   1.70%         B          $ 8.70         --

EQ/BLACKROCK BASIC VALUE EQUITY.......   0.50%         B          $23.31          1
EQ/BLACKROCK BASIC VALUE EQUITY.......   1.15%         B          $21.18        630

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY..   1.35%         B         $ 20.56      1,106
EQ/BLACKROCK BASIC VALUE EQUITY..   1.55%         B         $ 19.95        945
EQ/BLACKROCK BASIC VALUE EQUITY..   1.60%         B         $ 19.81        417
EQ/BLACKROCK BASIC VALUE EQUITY..   1.70%         B         $ 19.51          8

EQ/BOSTON ADVISORS EQUITY INCOME.   0.50%         B         $  6.39         --
EQ/BOSTON ADVISORS EQUITY INCOME.   1.15%         B         $  5.87        248
EQ/BOSTON ADVISORS EQUITY INCOME.   1.35%         B         $  5.71        433
EQ/BOSTON ADVISORS EQUITY INCOME.   1.55%         B         $  5.57        348
EQ/BOSTON ADVISORS EQUITY INCOME.   1.60%         B         $  5.53        154
EQ/BOSTON ADVISORS EQUITY INCOME.   1.70%         B         $  5.46          1

EQ/CALVERT SOCIALLY RESPONSIBLE..   0.50%         B         $  8.52         --
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.15%         B         $  7.85          5
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.35%         B         $  7.66         19
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.55%         B         $  7.47         52
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.60%         B         $  7.42          4
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.70%         B         $  7.33         --

EQ/CAPITAL GUARDIAN RESEARCH.....   0.50%         B         $ 13.22          1
EQ/CAPITAL GUARDIAN RESEARCH.....   1.15%         B         $ 12.17        574
EQ/CAPITAL GUARDIAN RESEARCH.....   1.35%         B         $ 11.86      1,084
EQ/CAPITAL GUARDIAN RESEARCH.....   1.55%         B         $ 11.56        739
EQ/CAPITAL GUARDIAN RESEARCH.....   1.60%         B         $ 11.49        341
EQ/CAPITAL GUARDIAN RESEARCH.....   1.70%         B         $ 11.34          1

EQ/COMMON STOCK INDEX............   1.15%         A         $242.44        105
EQ/COMMON STOCK INDEX............   0.50%         B         $295.27          4
EQ/COMMON STOCK INDEX............   1.15%         B         $233.35        176
EQ/COMMON STOCK INDEX............   1.35%         B         $216.98        299
EQ/COMMON STOCK INDEX............   1.55%         B         $201.73        155
EQ/COMMON STOCK INDEX............   1.60%         B         $198.08         78
EQ/COMMON STOCK INDEX............   1.70%         B         $191.00          1

EQ/CORE BOND INDEX...............   0.50%         B         $ 16.14          1
EQ/CORE BOND INDEX...............   1.15%         B         $ 14.72        365
EQ/CORE BOND INDEX...............   1.35%         B         $ 14.31        568
EQ/CORE BOND INDEX...............   1.55%         B         $ 13.91        662
EQ/CORE BOND INDEX...............   1.60%         B         $ 13.81        422
EQ/CORE BOND INDEX...............   1.70%         B         $ 13.62          5

EQ/DAVIS NEW YORK VENTURE........   0.50%         B         $  9.46         --
EQ/DAVIS NEW YORK VENTURE........   1.15%         B         $  9.13        147
EQ/DAVIS NEW YORK VENTURE........   1.35%         B         $  9.04        111
EQ/DAVIS NEW YORK VENTURE........   1.55%         B         $  8.94        191
EQ/DAVIS NEW YORK VENTURE........   1.60%         B         $  8.91         36
EQ/DAVIS NEW YORK VENTURE........   1.70%         B         $  8.87          3

EQ/EQUITY 500 INDEX..............   1.15%         A         $ 28.95         --
EQ/EQUITY 500 INDEX..............   0.50%         B         $ 31.37         --
EQ/EQUITY 500 INDEX..............   1.15%         B         $ 27.91        351
EQ/EQUITY 500 INDEX..............   1.35%         B         $ 26.92      1,051
EQ/EQUITY 500 INDEX..............   1.55%         B         $ 25.96        590
EQ/EQUITY 500 INDEX..............   1.60%         B         $ 25.73        288
EQ/EQUITY 500 INDEX..............   1.70%         B         $ 25.27          4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
EQ/EQUITY GROWTH PLUS.................   0.50%         B          $15.79          0
EQ/EQUITY GROWTH PLUS.................   1.15%         B          $14.75        342
EQ/EQUITY GROWTH PLUS.................   1.35%         B          $14.45        696
EQ/EQUITY GROWTH PLUS.................   1.55%         B          $14.15        591
EQ/EQUITY GROWTH PLUS.................   1.60%         B          $14.08        229
EQ/EQUITY GROWTH PLUS.................   1.70%         B          $13.93          3

EQ/FRANKLIN CORE BALANCED.............   0.50%         B          $10.32         --
EQ/FRANKLIN CORE BALANCED.............   1.15%         B          $ 9.97        274
EQ/FRANKLIN CORE BALANCED.............   1.35%         B          $ 9.86        470
EQ/FRANKLIN CORE BALANCED.............   1.55%         B          $ 9.75        520
EQ/FRANKLIN CORE BALANCED.............   1.60%         B          $ 9.73        217
EQ/FRANKLIN CORE BALANCED.............   1.70%         B          $ 9.68          3

EQ/FRANKLIN TEMPLETON ALLOCATION......   0.50%         B          $ 8.02         --
EQ/FRANKLIN TEMPLETON ALLOCATION......   1.15%         B          $ 7.78        113
EQ/FRANKLIN TEMPLETON ALLOCATION......   1.35%         B          $ 7.71        299
EQ/FRANKLIN TEMPLETON ALLOCATION......   1.55%         B          $ 7.64        248
EQ/FRANKLIN TEMPLETON ALLOCATION......   1.60%         B          $ 7.62        110
EQ/FRANKLIN TEMPLETON ALLOCATION......   1.70%         B          $ 7.58         --

EQ/GAMCO MERGERS AND ACQUISITIONS.....   0.50%         B          $13.28         43
EQ/GAMCO MERGERS AND ACQUISITIONS.....   1.15%         B          $12.72         77
EQ/GAMCO MERGERS AND ACQUISITIONS.....   1.35%         B          $12.54        168
EQ/GAMCO MERGERS AND ACQUISITIONS.....   1.55%         B          $12.38        184
EQ/GAMCO MERGERS AND ACQUISITIONS.....   1.60%         B          $12.33         70
EQ/GAMCO MERGERS AND ACQUISITIONS.....   1.70%         B          $12.25          3

EQ/GAMCO SMALL COMPANY VALUE..........   0.50%         B          $43.10         32
EQ/GAMCO SMALL COMPANY VALUE..........   1.15%         B          $36.97        168
EQ/GAMCO SMALL COMPANY VALUE..........   1.35%         B          $35.26        283
EQ/GAMCO SMALL COMPANY VALUE..........   1.55%         B          $33.62        300
EQ/GAMCO SMALL COMPANY VALUE..........   1.60%         B          $33.22        125
EQ/GAMCO SMALL COMPANY VALUE..........   1.70%         B          $32.44          1

EQ/GLOBAL BOND PLUS...................   0.50%         B          $12.91         --
EQ/GLOBAL BOND PLUS...................   1.15%         B          $12.40        265
EQ/GLOBAL BOND PLUS...................   1.35%         B          $12.33        404
EQ/GLOBAL BOND PLUS...................   1.55%         B          $12.09        477
EQ/GLOBAL BOND PLUS...................   1.60%         B          $12.05        267
EQ/GLOBAL BOND PLUS...................   1.70%         B          $11.97         --

EQ/GLOBAL MULTI-SECTOR EQUITY.........   0.50%         B          $17.70          0
EQ/GLOBAL MULTI-SECTOR EQUITY.........   1.15%         B          $16.10        522
EQ/GLOBAL MULTI-SECTOR EQUITY.........   1.35%         B          $15.64      1,002
EQ/GLOBAL MULTI-SECTOR EQUITY.........   1.55%         B          $15.19        908
EQ/GLOBAL MULTI-SECTOR EQUITY.........   1.60%         B          $15.08        391
EQ/GLOBAL MULTI-SECTOR EQUITY.........   1.70%         B          $14.86          2

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.15%         A          $22.74         99
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.50%         B          $25.11          0
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.15%         B          $21.92        229
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.35%         B          $21.02        470
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.55%         B          $20.15        955
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.60%         B          $19.94        534
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.70%         B          $19.52         16

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/INTERNATIONAL CORE PLUS......   0.50%         B          $11.80        132
EQ/INTERNATIONAL CORE PLUS......   1.15%         B          $10.86        186
EQ/INTERNATIONAL CORE PLUS......   1.35%         B          $10.59        323
EQ/INTERNATIONAL CORE PLUS......   1.55%         B          $10.32        327
EQ/INTERNATIONAL CORE PLUS......   1.60%         B          $10.25         89
EQ/INTERNATIONAL CORE PLUS......   1.70%         B          $10.12         --

EQ/INTERNATIONAL EQUITY INDEX...   1.15%         A          $11.95        534
EQ/INTERNATIONAL EQUITY INDEX...   0.50%         B          $12.85          1
EQ/INTERNATIONAL EQUITY INDEX...   1.15%         B          $11.51        638
EQ/INTERNATIONAL EQUITY INDEX...   1.35%         B          $11.13      1,578
EQ/INTERNATIONAL EQUITY INDEX...   1.55%         B          $10.75      1,531
EQ/INTERNATIONAL EQUITY INDEX...   1.60%         B          $10.66        671
EQ/INTERNATIONAL EQUITY INDEX...   1.70%         B          $10.48          7

EQ/INTERNATIONAL VALUE PLUS.....   0.50%         B          $17.65         --
EQ/INTERNATIONAL VALUE PLUS.....   1.15%         B          $16.03        352
EQ/INTERNATIONAL VALUE PLUS.....   1.35%         B          $15.56        588
EQ/INTERNATIONAL VALUE PLUS.....   1.55%         B          $15.11        556
EQ/INTERNATIONAL VALUE PLUS.....   1.60%         B          $15.00        169
EQ/INTERNATIONAL VALUE PLUS.....   1.70%         B          $14.77          1

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.50%         B          $14.27         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.15%         B          $12.96        322
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.35%         B          $12.58        454
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.55%         B          $12.21        204
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.60%         B          $12.12        124
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.70%         B          $11.94         13

EQ/LARGE CAP CORE PLUS..........   0.50%         B          $ 9.94          2
EQ/LARGE CAP CORE PLUS..........   1.15%         B          $ 9.13         39
EQ/LARGE CAP CORE PLUS..........   1.35%         B          $ 8.89        171
EQ/LARGE CAP CORE PLUS..........   1.55%         B          $ 8.66        190
EQ/LARGE CAP CORE PLUS..........   1.60%         B          $ 8.60         92
EQ/LARGE CAP CORE PLUS..........   1.70%         B          $ 8.49         --

EQ/LARGE CAP GROWTH INDEX.......   0.50%         B          $ 8.55         --
EQ/LARGE CAP GROWTH INDEX.......   1.15%         B          $ 7.87        427
EQ/LARGE CAP GROWTH INDEX.......   1.35%         B          $ 7.67      2,110
EQ/LARGE CAP GROWTH INDEX.......   1.55%         B          $ 7.48      1,817
EQ/LARGE CAP GROWTH INDEX.......   1.60%         B          $ 7.43        881
EQ/LARGE CAP GROWTH INDEX.......   1.70%         B          $ 7.33         14

EQ/LARGE CAP GROWTH PLUS........   0.50%         B          $16.98          1
EQ/LARGE CAP GROWTH PLUS........   1.15%         B          $15.42        572
EQ/LARGE CAP GROWTH PLUS........   1.35%         B          $14.97      1,421
EQ/LARGE CAP GROWTH PLUS........   1.55%         B          $14.53        718
EQ/LARGE CAP GROWTH PLUS........   1.60%         B          $14.42        388
EQ/LARGE CAP GROWTH PLUS........   1.70%         B          $14.21          1

EQ/LARGE CAP VALUE INDEX........   0.50%         B          $ 6.13         --
EQ/LARGE CAP VALUE INDEX........   1.15%         B          $ 5.88        157
EQ/LARGE CAP VALUE INDEX........   1.35%         B          $ 5.89        385
EQ/LARGE CAP VALUE INDEX........   1.55%         B          $ 5.74        217
EQ/LARGE CAP VALUE INDEX........   1.60%         B          $ 5.72        145
EQ/LARGE CAP VALUE INDEX........   1.70%         B          $ 5.68          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
EQ/LARGE CAP VALUE PLUS..........   1.15%         A          $ 6.39      1,939
EQ/LARGE CAP VALUE PLUS..........   0.50%         B          $13.18          4
EQ/LARGE CAP VALUE PLUS..........   1.15%         B          $ 6.31      3,625
EQ/LARGE CAP VALUE PLUS..........   1.15%         B          $12.02         --
EQ/LARGE CAP VALUE PLUS..........   1.35%         B          $11.68      3,714
EQ/LARGE CAP VALUE PLUS..........   1.55%         B          $11.36      3,807
EQ/LARGE CAP VALUE PLUS..........   1.60%         B          $11.28      1,625
EQ/LARGE CAP VALUE PLUS..........   1.70%         B          $11.12         39

EQ/LORD ABBETT LARGE CAP CORE....   0.50%         B          $11.61         --
EQ/LORD ABBETT LARGE CAP CORE....   1.15%         B          $11.12        115
EQ/LORD ABBETT LARGE CAP CORE....   1.35%         B          $10.97        114
EQ/LORD ABBETT LARGE CAP CORE....   1.55%         B          $10.82        121
EQ/LORD ABBETT LARGE CAP CORE....   1.60%         B          $10.78         42
EQ/LORD ABBETT LARGE CAP CORE....   1.70%         B          $10.71          1

EQ/MFS INTERNATIONAL GROWTH......   0.50%         B          $13.78         --
EQ/MFS INTERNATIONAL GROWTH......   1.15%         B          $13.19        223
EQ/MFS INTERNATIONAL GROWTH......   1.35%         B          $13.02        232
EQ/MFS INTERNATIONAL GROWTH......   1.55%         B          $12.84        219
EQ/MFS INTERNATIONAL GROWTH......   1.60%         B          $12.80        112
EQ/MFS INTERNATIONAL GROWTH......   1.70%         B          $12.71         --

EQ/MID CAP INDEX.................   0.50%         B          $12.13          2
EQ/MID CAP INDEX.................   1.15%         B          $11.26        326
EQ/MID CAP INDEX.................   1.35%         B          $11.01        610
EQ/MID CAP INDEX.................   1.55%         B          $10.76      1,101
EQ/MID CAP INDEX.................   1.60%         B          $10.70        427
EQ/MID CAP INDEX.................   1.70%         B          $10.57          4

EQ/MID CAP VALUE PLUS............   0.50%         B          $16.67          2
EQ/MID CAP VALUE PLUS............   1.15%         B          $15.14        786
EQ/MID CAP VALUE PLUS............   1.35%         B          $14.69        853
EQ/MID CAP VALUE PLUS............   1.55%         B          $14.26      1,378
EQ/MID CAP VALUE PLUS............   1.60%         B          $14.16        489
EQ/MID CAP VALUE PLUS............   1.70%         B          $13.95          7

EQ/MONEY MARKET..................   1.15%         A          $32.24        157
EQ/MONEY MARKET..................   0.00%         B          $44.43         27
EQ/MONEY MARKET..................   0.50%         B          $38.14          0
EQ/MONEY MARKET..................   1.15%         B          $31.24        328
EQ/MONEY MARKET..................   1.35%         B          $29.38        510
EQ/MONEY MARKET..................   1.55%         B          $27.61        545
EQ/MONEY MARKET..................   1.60%         B          $27.19        637
EQ/MONEY MARKET..................   1.70%         B          $26.36         44

EQ/MONTAG & CALDWELL GROWTH......   0.50%         B          $ 6.01         --
EQ/MONTAG & CALDWELL GROWTH......   1.15%         B          $ 5.51        230
EQ/MONTAG & CALDWELL GROWTH......   1.35%         B          $ 5.37        367
EQ/MONTAG & CALDWELL GROWTH......   1.55%         B          $ 5.23        438
EQ/MONTAG & CALDWELL GROWTH......   1.60%         B          $ 5.19        112
EQ/MONTAG & CALDWELL GROWTH......   1.70%         B          $ 5.13         --

EQ/MORGAN STANLEY MID CAP GROWTH.   0.50%         B          $16.32         79
EQ/MORGAN STANLEY MID CAP GROWTH.   1.15%         B          $15.62        311
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         B          $15.41        333

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
EQ/MORGAN STANLEY MID CAP GROWTH.   1.55%         B          $15.20        354
EQ/MORGAN STANLEY MID CAP GROWTH.   1.60%         B          $15.15        157
EQ/MORGAN STANLEY MID CAP GROWTH.   1.70%         B          $15.05          2

EQ/MUTUAL LARGE CAP EQUITY.......   0.50%         B          $ 8.82         --
EQ/MUTUAL LARGE CAP EQUITY.......   1.15%         B          $ 8.52         73
EQ/MUTUAL LARGE CAP EQUITY.......   1.35%         B          $ 8.42        157
EQ/MUTUAL LARGE CAP EQUITY.......   1.55%         B          $ 8.33         88
EQ/MUTUAL LARGE CAP EQUITY.......   1.60%         B          $ 8.31         41
EQ/MUTUAL LARGE CAP EQUITY.......   1.70%         B          $ 8.27         --

EQ/OPPENHEIMER GLOBAL............   0.50%         B          $ 9.91         --
EQ/OPPENHEIMER GLOBAL............   1.15%         B          $ 9.57        132
EQ/OPPENHEIMER GLOBAL............   1.35%         B          $ 9.47        256
EQ/OPPENHEIMER GLOBAL............   1.55%         B          $ 9.37        227
EQ/OPPENHEIMER GLOBAL............   1.60%         B          $ 9.35         90
EQ/OPPENHEIMER GLOBAL............   1.70%         B          $ 9.30          1

EQ/PIMCO ULTRA SHORT BOND........   0.50%         B          $11.32         --
EQ/PIMCO ULTRA SHORT BOND........   1.15%         B          $10.83        626
EQ/PIMCO ULTRA SHORT BOND........   1.35%         B          $10.69        919
EQ/PIMCO ULTRA SHORT BOND........   1.55%         B          $10.54      1,017
EQ/PIMCO ULTRA SHORT BOND........   1.60%         B          $10.51        447
EQ/PIMCO ULTRA SHORT BOND........   1.70%         B          $10.44         16

EQ/QUALITY BOND PLUS.............   0.50%         B          $19.94         --
EQ/QUALITY BOND PLUS.............   1.15%         B          $17.70        178
EQ/QUALITY BOND PLUS.............   1.35%         B          $17.05        260
EQ/QUALITY BOND PLUS.............   1.55%         B          $16.43        289
EQ/QUALITY BOND PLUS.............   1.60%         B          $16.28        162
EQ/QUALITY BOND PLUS.............   1.70%         B          $15.98          5

EQ/SMALL COMPANY INDEX...........   0.50%         B          $17.79         --
EQ/SMALL COMPANY INDEX...........   1.15%         B          $16.23        192
EQ/SMALL COMPANY INDEX...........   1.35%         B          $15.78        434
EQ/SMALL COMPANY INDEX...........   1.55%         B          $15.33        337
EQ/SMALL COMPANY INDEX...........   1.60%         B          $15.23        118
EQ/SMALL COMPANY INDEX...........   1.70%         B          $15.01          2

EQ/T. ROWE PRICE GROWTH STOCK....   0.50%         B          $19.02          1
EQ/T. ROWE PRICE GROWTH STOCK....   1.15%         B          $16.32         94
EQ/T. ROWE PRICE GROWTH STOCK....   1.35%         B          $15.56        187
EQ/T. ROWE PRICE GROWTH STOCK....   1.55%         B          $14.84        358
EQ/T. ROWE PRICE GROWTH STOCK....   1.60%         B          $14.66        238
EQ/T. ROWE PRICE GROWTH STOCK....   1.70%         B          $14.32          1

EQ/TEMPLETON GLOBAL EQUITY.......   0.50%         B          $ 8.18         --
EQ/TEMPLETON GLOBAL EQUITY.......   1.15%         B          $ 7.90         77
EQ/TEMPLETON GLOBAL EQUITY.......   1.35%         B          $ 7.82        118
EQ/TEMPLETON GLOBAL EQUITY.......   1.55%         B          $ 7.73         89
EQ/TEMPLETON GLOBAL EQUITY.......   1.60%         B          $ 7.71         40
EQ/TEMPLETON GLOBAL EQUITY.......   1.70%         B          $ 7.67         --

EQ/UBS GROWTH & INCOME...........   0.50%         B          $ 5.77         --
EQ/UBS GROWTH & INCOME...........   1.15%         B          $ 5.29         45
EQ/UBS GROWTH & INCOME...........   1.35%         B          $ 5.16        126
EQ/UBS GROWTH & INCOME...........   1.55%         B          $ 5.02        129

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                    --------- -------------- ---------- -----------
EQ/UBS GROWTH & INCOME.............   1.60%         B          $ 4.99         59
EQ/UBS GROWTH & INCOME.............   1.70%         B          $ 4.92         --

EQ/VAN KAMPEN COMSTOCK.............   0.50%         B          $10.52        176
EQ/VAN KAMPEN COMSTOCK.............   1.15%         B          $10.07         44
EQ/VAN KAMPEN COMSTOCK.............   1.35%         B          $ 9.93        123
EQ/VAN KAMPEN COMSTOCK.............   1.55%         B          $ 9.80        118
EQ/VAN KAMPEN COMSTOCK.............   1.60%         B          $ 9.76         46
EQ/VAN KAMPEN COMSTOCK.............   1.70%         B          $ 9.70         --

EQ/WELLS FARGO OMEGA GROWTH........   0.50%         B          $11.63        152
EQ/WELLS FARGO OMEGA GROWTH........   1.15%         B          $10.68        377
EQ/WELLS FARGO OMEGA GROWTH........   1.35%         B          $10.41        419
EQ/WELLS FARGO OMEGA GROWTH........   1.55%         B          $10.13        528
EQ/WELLS FARGO OMEGA GROWTH........   1.60%         B          $10.07        255
EQ/WELLS FARGO OMEGA GROWTH........   1.70%         B          $ 9.94         --

MULTIMANAGER AGGRESSIVE EQUITY.....   1.15%         A          $54.82        118
MULTIMANAGER AGGRESSIVE EQUITY.....   0.50%         B          $62.56         --
MULTIMANAGER AGGRESSIVE EQUITY.....   1.15%         B          $52.78        132
MULTIMANAGER AGGRESSIVE EQUITY.....   1.35%         B          $50.08        170
MULTIMANAGER AGGRESSIVE EQUITY.....   1.55%         B          $47.51        105
MULTIMANAGER AGGRESSIVE EQUITY.....   1.60%         B          $46.89         64
MULTIMANAGER AGGRESSIVE EQUITY.....   1.70%         B          $45.67          1

MULTIMANAGER CORE BOND.............   0.50%         B          $15.52        109
MULTIMANAGER CORE BOND.............   1.15%         B          $14.53        528
MULTIMANAGER CORE BOND.............   1.35%         B          $14.24        798
MULTIMANAGER CORE BOND.............   1.55%         B          $13.96      1,005
MULTIMANAGER CORE BOND.............   1.60%         B          $13.88        485
MULTIMANAGER CORE BOND.............   1.70%         B          $13.74          2

MULTIMANAGER INTERNATIONAL EQUITY..   0.50%         B          $11.66          1
MULTIMANAGER INTERNATIONAL EQUITY..   1.15%         B          $10.92        144
MULTIMANAGER INTERNATIONAL EQUITY..   1.35%         B          $10.70        246
MULTIMANAGER INTERNATIONAL EQUITY..   1.55%         B          $10.49        262
MULTIMANAGER INTERNATIONAL EQUITY..   1.60%         B          $10.43        147
MULTIMANAGER INTERNATIONAL EQUITY..   1.70%         B          $10.33         --

MULTIMANAGER LARGE CAP CORE EQUITY.   0.50%         B          $10.91         --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.15%         B          $10.22         34
MULTIMANAGER LARGE CAP CORE EQUITY.   1.35%         B          $10.01         82
MULTIMANAGER LARGE CAP CORE EQUITY.   1.55%         B          $ 9.81        156
MULTIMANAGER LARGE CAP CORE EQUITY.   1.60%         B          $ 9.76         42
MULTIMANAGER LARGE CAP CORE EQUITY.   1.70%         B          $ 9.67         --

MULTIMANAGER LARGE CAP VALUE.......   0.50%         B          $12.44         --
MULTIMANAGER LARGE CAP VALUE.......   1.15%         B          $11.65        116
MULTIMANAGER LARGE CAP VALUE.......   1.35%         B          $11.42        241
MULTIMANAGER LARGE CAP VALUE.......   1.55%         B          $11.19        291
MULTIMANAGER LARGE CAP VALUE.......   1.60%         B          $11.13         96
MULTIMANAGER LARGE CAP VALUE.......   1.70%         B          $11.02         --

MULTIMANAGER MID CAP GROWTH........   0.50%         B          $11.64         --
MULTIMANAGER MID CAP GROWTH........   1.15%         B          $10.90        192
MULTIMANAGER MID CAP GROWTH........   1.35%         B          $10.68        207
MULTIMANAGER MID CAP GROWTH........   1.55%         B          $10.47        349

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                --------- -------------- ---------- -----------
MULTIMANAGER MID CAP GROWTH....   1.60%         B          $10.42       128
MULTIMANAGER MID CAP GROWTH....   1.70%         B          $10.31         2

MULTIMANAGER MID CAP VALUE.....   0.50%         B          $14.20         0
MULTIMANAGER MID CAP VALUE.....   1.15%         B          $13.29       146
MULTIMANAGER MID CAP VALUE.....   1.35%         B          $13.03       211
MULTIMANAGER MID CAP VALUE.....   1.55%         B          $12.77       314
MULTIMANAGER MID CAP VALUE.....   1.60%         B          $12.70       126
MULTIMANAGER MID CAP VALUE.....   1.70%         B          $12.57         4

MULTIMANAGER MULTI-SECTOR BOND.   1.15%         A          $32.15        45
MULTIMANAGER MULTI-SECTOR BOND.   0.50%         B          $36.45         0
MULTIMANAGER MULTI-SECTOR BOND.   1.15%         B          $30.94       204
MULTIMANAGER MULTI-SECTOR BOND.   1.35%         B          $29.42       448
MULTIMANAGER MULTI-SECTOR BOND.   1.55%         B          $27.96       445
MULTIMANAGER MULTI-SECTOR BOND.   1.60%         B          $27.61       197
MULTIMANAGER MULTI-SECTOR BOND.   1.70%         B          $26.92         1

MULTIMANAGER SMALL CAP GROWTH..   0.50%         B          $ 7.99        --
MULTIMANAGER SMALL CAP GROWTH..   1.15%         B          $ 7.33        82
MULTIMANAGER SMALL CAP GROWTH..   1.35%         B          $ 7.14       192
MULTIMANAGER SMALL CAP GROWTH..   1.55%         B          $ 6.95       161
MULTIMANAGER SMALL CAP GROWTH..   1.60%         B          $ 6.91        75
MULTIMANAGER SMALL CAP GROWTH..   1.70%         B          $ 6.81        --

MULTIMANAGER SMALL CAP VALUE...   0.50%         B          $16.62         1
MULTIMANAGER SMALL CAP VALUE...   1.15%         B          $15.16       119
MULTIMANAGER SMALL CAP VALUE...   1.35%         B          $14.74       234
MULTIMANAGER SMALL CAP VALUE...   1.55%         B          $14.33       208
MULTIMANAGER SMALL CAP VALUE...   1.60%         B          $14.23        88
MULTIMANAGER SMALL CAP VALUE...   1.70%         B          $14.03         2

MULTIMANAGER TECHNOLOGY........   0.50%         B          $11.98         1
MULTIMANAGER TECHNOLOGY........   1.15%         B          $11.22       197
MULTIMANAGER TECHNOLOGY........   1.35%         B          $11.00       422
MULTIMANAGER TECHNOLOGY........   1.55%         B          $10.78       873
MULTIMANAGER TECHNOLOGY........   1.60%         B          $10.72       334
MULTIMANAGER TECHNOLOGY........   1.70%         B          $10.61         1

-----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.
** Contract charges reflect the annual mortality risk, financial accounting and other expenses related to the Variable Investment Options.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE-
                                                                    ALLOCATION*     ALLOCATION*    PLUS ALLOCATION*
                                                                   -------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   277,747     $   857,855       $   597,680
  Expenses:
   Less: Asset-based charges......................................      318,241         687,476           586,134
                                                                    -----------     -----------       -----------

NET INVESTMENT INCOME (LOSS)......................................      (40,494)        170,379            11,546
                                                                    -----------     -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (1,598,064)        778,536          (146,261)
   Realized gain distribution from The Trusts.....................      537,370         999,461           915,435
                                                                    -----------     -----------       -----------
  Net realized gain (loss)........................................   (1,060,694)      1,777,997           769,174
                                                                    -----------     -----------       -----------

  Change in unrealized appreciation (depreciation) of investments.     (956,344)     (1,725,775)       (1,619,898)
                                                                    -----------     -----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (2,017,038)         52,222          (850,724)
                                                                    -----------     -----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(2,057,532)    $   222,601       $  (839,178)
                                                                    ===========     ===========       ===========

                                                                   AXA MODERATE   AXA MODERATE-   EQ/ALLIANCEBERNSTEIN
                                                                   ALLOCATION*   PLUS ALLOCATION*  SMALL CAP GROWTH*
                                                                   ------------  ---------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  3,532,581    $ 1,443,518        $        --
  Expenses:
   Less: Asset-based charges......................................    2,960,693      1,530,576            796,746
                                                                   ------------    -----------        -----------

NET INVESTMENT INCOME (LOSS)......................................      571,888        (87,058)          (796,746)
                                                                   ------------    -----------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (2,175,717)    (8,281,389)         2,732,939
   Realized gain distribution from The Trusts.....................    5,545,819      2,646,822          2,176,877
                                                                   ------------    -----------        -----------
  Net realized gain (loss)........................................    3,370,102     (5,634,567)         4,909,816
                                                                   ------------    -----------        -----------

  Change in unrealized appreciation (depreciation) of investments.  (12,261,799)      (959,844)        (5,146,538)
                                                                   ------------    -----------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (8,891,697)    (6,594,411)          (236,722)
                                                                   ------------    -----------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ (8,319,809)   $(6,681,469)       $(1,033,468)
                                                                   ============    ===========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/AXA FRANKLIN                        EQ/BOSTON
                                                                   SMALL CAP VALUE    EQ/BLACKROCK     ADVISORS EQUITY
                                                                        CORE*      BASIC VALUE EQUITY*     INCOME*
                                                                   --------------- ------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   2,040        $   818,118        $ 126,984
  Expenses:
   Less: Asset-based charges......................................       18,785            976,389           92,031
                                                                      ---------        -----------        ---------

NET INVESTMENT INCOME (LOSS)......................................      (16,745)          (158,271)          34,953
                                                                      ---------        -----------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      126,269           (590,565)        (196,670)
   Realized gain distribution from The Trusts.....................           --                 --               --
                                                                      ---------        -----------        ---------
  Net realized gain (loss)........................................      126,269           (590,565)        (196,670)
                                                                      ---------        -----------        ---------

  Change in unrealized appreciation (depreciation) of investments.     (249,400)        (2,235,791)          55,780
                                                                      ---------        -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (123,131)        (2,826,356)        (140,890)
                                                                      ---------        -----------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(139,876)       $(2,984,627)       $(105,937)
                                                                      =========        ===========        =========

                                                                    EQ/CALVERT  EQ/CAPITAL
                                                                     SOCIALLY    GUARDIAN    EQ/COMMON
                                                                   RESPONSIBLE* RESEARCH*   STOCK INDEX*
                                                                   ------------ ----------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  2,327   $  239,539  $ 2,453,955
  Expenses:
   Less: Asset-based charges......................................      9,219      484,342    2,607,731
                                                                     --------   ----------  -----------

NET INVESTMENT INCOME (LOSS)......................................     (6,892)    (244,803)    (153,776)
                                                                     --------   ----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (47,755)     372,220   (5,182,349)
   Realized gain distribution from The Trusts.....................         --           --           --
                                                                     --------   ----------  -----------
  Net realized gain (loss)........................................    (47,755)     372,220   (5,182,349)
                                                                     --------   ----------  -----------

  Change in unrealized appreciation (depreciation) of investments.     34,626      794,593    4,240,656
                                                                     --------   ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (13,129)   1,166,813     (941,693)
                                                                     --------   ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(20,021)  $  922,010  $(1,095,469)
                                                                     ========   ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/CORE BOND EQ/DAVIS NEW YORK EQ/EQUITY 500  EQ/EQUITY
                                                                      INDEX*        VENTURE*         INDEX*     GROWTH PLUS*
                                                                   ------------ ----------------- ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  540,544      $  14,606       $ 928,155   $    78,725
  Expenses:
   Less: Asset-based charges......................................     427,382         69,286         898,456       450,734
                                                                    ----------      ---------       ---------   -----------

NET INVESTMENT INCOME (LOSS)......................................     113,162        (54,680)         29,699      (372,009)
                                                                    ----------      ---------       ---------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (768,897)       (17,016)       (409,779)     (623,798)
   Realized gain distribution from The Trusts.....................          --             --              --            --
                                                                    ----------      ---------       ---------   -----------
  Net realized gain (loss)........................................    (768,897)       (17,016)       (409,779)     (623,798)
                                                                    ----------      ---------       ---------   -----------

  Change in unrealized appreciation (depreciation) of investments.   1,629,447       (230,355)        555,607    (1,252,591)
                                                                    ----------      ---------       ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     860,550       (247,371)        145,828    (1,876,389)
                                                                    ----------      ---------       ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $  973,712      $(302,051)      $ 175,527   $(2,248,398)
                                                                    ==========      =========       =========   ===========

                                                                                    EQ/FRANKLIN
                                                                   EQ/FRANKLIN CORE  TEMPLETON
                                                                      BALANCED*     ALLOCATION*
                                                                   ---------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 509,123      $ 115,304
  Expenses:
   Less: Asset-based charges......................................      216,116         89,714
                                                                      ---------      ---------

NET INVESTMENT INCOME (LOSS)......................................      293,007         25,590
                                                                      ---------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (498,715)        84,834
   Realized gain distribution from The Trusts.....................           --             --
                                                                      ---------      ---------
  Net realized gain (loss)........................................     (498,715)        84,834
                                                                      ---------      ---------

  Change in unrealized appreciation (depreciation) of investments.       17,583       (528,066)
                                                                      ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (481,132)      (443,232)
                                                                      ---------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(188,125)     $(417,642)
                                                                      =========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                     EQ/GAMCO
                                                                    MERGERS AND  EQ/GAMCO SMALL EQ/GLOBAL  EQ/GLOBAL MULTI-
                                                                   ACQUISITIONS* COMPANY VALUE* BOND PLUS*  SECTOR EQUITY*
                                                                   ------------- -------------- ---------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  12,605    $    24,502    $572,622    $   887,447
  Expenses:
   Less: Asset-based charges......................................      93,044        472,913     235,754        749,781
                                                                     ---------    -----------    --------    -----------

NET INVESTMENT INCOME (LOSS)......................................     (80,439)      (448,411)    336,868        137,666
                                                                     ---------    -----------    --------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      97,916      1,506,225      78,521     (3,915,500)
   Realized gain distribution from The Trusts.....................     250,643        353,497      59,066             --
                                                                     ---------    -----------    --------    -----------
  Net realized gain (loss)........................................     348,559      1,859,722     137,587     (3,915,500)
                                                                     ---------    -----------    --------    -----------

  Change in unrealized appreciation (depreciation) of investments.    (276,063)    (3,156,406)    (24,593)    (3,393,372)
                                                                     ---------    -----------    --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      72,496     (1,296,684)    112,994     (7,308,872)
                                                                     ---------    -----------    --------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $  (7,943)   $(1,745,095)   $449,862    $(7,171,206)
                                                                     =========    ===========    ========    ===========

                                                                   EQ/INTERMEDIATE
                                                                     GOVERNMENT    EQ/INTERNATIONAL
                                                                     BOND INDEX*      CORE PLUS*
                                                                   --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  195,260      $   367,621
  Expenses:
   Less: Asset-based charges......................................      720,764          179,963
                                                                     ----------      -----------

NET INVESTMENT INCOME (LOSS)......................................     (525,504)         187,658
                                                                     ----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      181,410         (566,602)
   Realized gain distribution from The Trusts.....................           --               --
                                                                     ----------      -----------
  Net realized gain (loss)........................................      181,410         (566,602)
                                                                     ----------      -----------

  Change in unrealized appreciation (depreciation) of investments.    2,145,059       (2,166,251)
                                                                     ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    2,326,469       (2,732,853)
                                                                     ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $1,800,965      $(2,545,195)
                                                                     ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                      EQ/JPMORGAN
                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL     VALUE      EQ/LARGE CAP
                                                                    EQUITY INDEX*     VALUE PLUS*    OPPORTUNITIES*  CORE PLUS*
                                                                   ---------------- ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,804,475      $   602,028     $   159,170    $  49,508
  Expenses:
   Less: Asset-based charges......................................       917,128          448,264         228,772       71,489
                                                                     -----------      -----------     -----------    ---------

NET INVESTMENT INCOME (LOSS)......................................       887,347          153,764         (69,602)     (21,981)
                                                                     -----------      -----------     -----------    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (306,967)      (2,807,711)       (971,084)    (276,641)
   Realized gain distribution from The Trusts.....................            --               --              --      146,055
                                                                     -----------      -----------     -----------    ---------
  Net realized gain (loss)........................................      (306,967)      (2,807,711)       (971,084)    (130,586)
                                                                     -----------      -----------     -----------    ---------

  Change in unrealized appreciation (depreciation) of investments.    (9,156,628)      (2,862,729)        (45,339)     (94,686)
                                                                     -----------      -----------     -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (9,463,595)      (5,670,440)     (1,016,423)    (225,272)
                                                                     -----------      -----------     -----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(8,576,248)     $(5,516,676)    $(1,086,025)   $(247,253)
                                                                     ===========      ===========     ===========    =========

                                                                   EQ/LARGE CAP  EQ/LARGE CAP
                                                                   GROWTH INDEX* GROWTH PLUS*
                                                                   ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 361,193   $   198,529
  Expenses:
   Less: Asset-based charges......................................     612,713       700,862
                                                                     ---------   -----------

NET INVESTMENT INCOME (LOSS)......................................    (251,520)     (502,333)
                                                                     ---------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     446,779      (496,818)
   Realized gain distribution from The Trusts.....................          --            --
                                                                     ---------   -----------
  Net realized gain (loss)........................................     446,779      (496,818)
                                                                     ---------   -----------

  Change in unrealized appreciation (depreciation) of investments.     249,685    (1,375,872)
                                                                     ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     696,464    (1,872,690)
                                                                     ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $ 444,944   $(2,375,023)
                                                                     =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                                EQ/MFS
                                                                   EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT  INTERNATIONAL
                                                                   VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*    GROWTH*
                                                                   ------------ ------------ --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 76,025   $ 1,764,896     $  33,219     $    72,947
  Expenses:
   Less: Asset-based charges......................................     60,731     2,245,410        70,555         154,157
                                                                     --------   -----------     ---------     -----------

NET INVESTMENT INCOME (LOSS)......................................     15,294      (480,514)      (37,336)        (81,210)
                                                                     --------   -----------     ---------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (21,542)   (7,382,514)      451,818         290,661
   Realized gain distribution from The Trusts.....................         --            --            --         299,702
                                                                     --------   -----------     ---------     -----------
  Net realized gain (loss)........................................    (21,542)   (7,382,514)      451,818         590,363
                                                                     --------   -----------     ---------     -----------

  Change in unrealized appreciation (depreciation) of investments.    209,276    (1,885,819)     (961,850)     (1,853,736)
                                                                     --------   -----------     ---------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    187,734    (9,268,333)     (510,032)     (1,263,373)
                                                                     --------   -----------     ---------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $203,028   $(9,748,847)    $(547,368)    $(1,344,583)
                                                                     ========   ===========     =========     ===========

                                                                                     EQ/MID CAP
                                                                   EQ/MID CAP INDEX* VALUE PLUS*
                                                                   ----------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   180,935    $   494,484
  Expenses:
   Less: Asset-based charges......................................        442,105        858,026
                                                                      -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................       (261,170)      (363,542)
                                                                      -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (1,791,545)    (3,909,446)
   Realized gain distribution from The Trusts.....................             --             --
                                                                      -----------    -----------
  Net realized gain (loss)........................................     (1,791,545)    (3,909,446)
                                                                      -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.      1,023,269     (2,052,452)
                                                                      -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       (768,276)    (5,961,898)
                                                                      -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(1,029,446)   $(6,325,440)
                                                                      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                              EQ/MONTAG &    EQ/MORGAN
                                                                    EQ/MONEY   CALDWELL   STANLEY MID CAP EQ/MUTUAL LARGE
                                                                    MARKET*     GROWTH*       GROWTH*       CAP EQUITY*
                                                                   ---------  ----------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   7,406   $  31,625    $    53,983      $  30,025
  Expenses:
   Less: Asset-based charges......................................   961,660      90,339        291,042         45,342
                                                                   ---------   ---------    -----------      ---------

NET INVESTMENT INCOME (LOSS)......................................  (954,254)    (58,714)      (237,059)       (15,317)
                                                                   ---------   ---------    -----------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (123)    364,989      3,444,486       (134,532)
   Realized gain distribution from The Trusts.....................        --          --      1,478,919             --
                                                                   ---------   ---------    -----------      ---------
  Net realized gain (loss)........................................      (123)    364,989      4,923,405       (134,532)
                                                                   ---------   ---------    -----------      ---------

  Change in unrealized appreciation (depreciation) of investments.    (7,573)   (205,484)    (6,606,048)       (30,795)
                                                                   ---------   ---------    -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (7,696)    159,505     (1,682,643)      (165,327)
                                                                   ---------   ---------    -----------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(961,950)  $ 100,791    $(1,919,702)     $(180,644)
                                                                   =========   =========    ===========      =========

                                                                   EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                                      GLOBAL*      SHORT BOND*
                                                                   -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    53,195     $ 168,674
  Expenses:
   Less: Asset-based charges......................................       98,333       513,968
                                                                    -----------     ---------

NET INVESTMENT INCOME (LOSS)......................................      (45,138)     (345,294)
                                                                    -----------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      456,529      (135,660)
   Realized gain distribution from The Trusts.....................           --            --
                                                                    -----------     ---------
  Net realized gain (loss)........................................      456,529      (135,660)
                                                                    -----------     ---------

  Change in unrealized appreciation (depreciation) of investments.   (1,234,677)      (84,924)
                                                                    -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (778,148)     (220,584)
                                                                    -----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $  (823,286)    $(565,878)
                                                                    ===========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/QUALITY EQ/SMALL COMPANY EQ/T. ROWE PRICE  EQ/TEMPLETON
                                                                   BOND PLUS*      INDEX*       GROWTH STOCK*   GLOBAL EQUITY*
                                                                   ---------- ---------------- ---------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 365,368    $   121,715       $      --       $  50,056
  Expenses:
   Less: Asset-based charges......................................   234,435        263,653         215,658          37,725
                                                                   ---------    -----------       ---------       ---------

NET INVESTMENT INCOME (LOSS)......................................   130,933       (141,938)       (215,658)         12,331
                                                                   ---------    -----------       ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   228,403       (633,968)        483,582         (29,042)
   Realized gain distribution from The Trusts.....................        --      1,558,365              --              --
                                                                   ---------    -----------       ---------       ---------
  Net realized gain (loss)........................................   228,403        924,397         483,582         (29,042)
                                                                   ---------    -----------       ---------       ---------

  Change in unrealized appreciation (depreciation) of investments.  (391,471)    (1,777,841)       (740,637)       (268,943)
                                                                   ---------    -----------       ---------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (163,068)      (853,444)       (257,055)       (297,985)
                                                                   ---------    -----------       ---------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ (32,135)   $  (995,382)      $(472,713)      $(285,654)
                                                                   =========    ===========       =========       =========

                                                                   EQ/UBS GROWTH EQ/VAN KAMPEN
                                                                     & INCOME*     COMSTOCK*
                                                                   ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 14,875      $  71,458
  Expenses:
   Less: Asset-based charges......................................     25,354         59,970
                                                                     --------      ---------

NET INVESTMENT INCOME (LOSS)......................................    (10,479)        11,488
                                                                     --------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (13,735)       (63,219)
   Realized gain distribution from The Trusts.....................         --             --
                                                                     --------      ---------
  Net realized gain (loss)........................................    (13,735)       (63,219)
                                                                     --------      ---------

  Change in unrealized appreciation (depreciation) of investments.    (55,694)      (118,313)
                                                                     --------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (69,429)      (181,532)
                                                                     --------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(79,908)     $(170,044)
                                                                     ========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                                  MULTIMANAGER
                                                                   EQ/WELLS FARGO    MULTIMANAGER    MULTIMANAGER INTERNATIONAL
                                                                   OMEGA GROWTH*  AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*
                                                                   -------------- ------------------ ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $        --      $    10,423     $ 1,036,321   $   168,362
  Expenses:
   Less: Asset-based charges......................................      224,259          461,565         560,065       155,687
                                                                    -----------      -----------     -----------   -----------

NET INVESTMENT INCOME (LOSS)......................................     (224,259)        (451,142)        476,256        12,675
                                                                    -----------      -----------     -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      729,602         (353,652)        773,748    (1,486,229)
   Realized gain distribution from The Trusts.....................      315,393               --       1,438,878            --
                                                                    -----------      -----------     -----------   -----------
  Net realized gain (loss)........................................    1,044,995         (353,652)      2,212,626    (1,486,229)
                                                                    -----------      -----------     -----------   -----------

  Change in unrealized appreciation (depreciation) of investments.   (2,167,508)      (1,617,483)     (1,003,460)     (640,630)
                                                                    -----------      -----------     -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,122,513)      (1,971,135)      1,209,166    (2,126,859)
                                                                    -----------      -----------     -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(1,346,772)     $(2,422,277)    $ 1,685,422   $(2,114,184)
                                                                    ===========      ===========     ===========   ===========

                                                                    MULTIMANAGER
                                                                   LARGE CAP CORE   MULTIMANAGER
                                                                      EQUITY*     LARGE CAP VALUE*
                                                                   -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  11,177       $  93,048
  Expenses:
   Less: Asset-based charges......................................      40,471         141,004
                                                                     ---------       ---------

NET INVESTMENT INCOME (LOSS)......................................     (29,294)        (47,956)
                                                                     ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (107,919)       (796,737)
   Realized gain distribution from The Trusts.....................          --              --
                                                                     ---------       ---------
  Net realized gain (loss)........................................    (107,919)       (796,737)
                                                                     ---------       ---------

  Change in unrealized appreciation (depreciation) of investments.    (160,715)        208,569
                                                                     ---------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (268,634)       (588,168)
                                                                     ---------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(297,928)      $(636,124)
                                                                     =========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                    MULTIMANAGER    MULTIMANAGER     MULTIMANAGER
                                                                   MID CAP GROWTH* MID CAP VALUE* MULTI-SECTOR BOND*
                                                                   --------------- -------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $      --     $     2,191      $ 1,495,761
  Expenses:
   Less: Asset-based charges......................................      159,496         180,513          570,954
                                                                      ---------     -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................     (159,496)       (178,322)         924,807
                                                                      ---------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (95,994)        120,145       (3,367,148)
   Realized gain distribution from The Trusts.....................           --              --               --
                                                                      ---------     -----------      -----------
  Net realized gain (loss)........................................      (95,994)        120,145       (3,367,148)
                                                                      ---------     -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.     (706,750)     (1,809,768)       3,886,397
                                                                      ---------     -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (802,744)     (1,689,623)         519,249
                                                                      ---------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(962,240)    $(1,867,945)     $ 1,444,056
                                                                      =========     ===========      ===========

                                                                     MULTIMANAGER      MULTIMANAGER   MULTIMANAGER
                                                                   SMALL CAP GROWTH* SMALL CAP VALUE* TECHNOLOGY*
                                                                   ----------------- ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $        --      $     7,227    $        --
  Expenses:
   Less: Asset-based charges......................................         65,845          156,800        329,964
                                                                      -----------      -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................        (65,845)        (149,573)      (329,964)
                                                                      -----------      -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        533,736         (379,217)     1,383,133
   Realized gain distribution from The Trusts.....................             --               --             --
                                                                      -----------      -----------    -----------
  Net realized gain (loss)........................................        533,736         (379,217)     1,383,133
                                                                      -----------      -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.     (1,257,466)        (558,188)    (2,362,306)
                                                                      -----------      -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       (723,730)        (937,405)      (979,173)
                                                                      -----------      -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $  (789,575)     $(1,086,978)   $(1,309,137)
                                                                      ===========      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               AXA AGGRESSIVE
                                                                                                 ALLOCATION*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   (40,494) $    32,843
  Net realized gain (loss) on investments................................................  (1,060,694)  (2,338,159)
  Change in unrealized appreciation (depreciation) of investments........................    (956,344)   4,893,805
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (2,057,532)   2,588,489
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     103,961      140,210
   Transfers between funds including guaranteed interest account, net....................    (784,963)     202,467
   Transfers for contract benefits and terminations......................................  (1,389,580)  (1,499,250)
   Contract maintenance charges..........................................................    (113,779)    (115,720)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (2,184,361)  (1,272,293)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (4,241,893)   1,316,196
NET ASSETS -- BEGINNING OF PERIOD........................................................  24,118,165   22,801,969
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $19,876,272  $24,118,165
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         239          311
  Redeemed...............................................................................        (441)        (424)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (202)        (113)
                                                                                          ===========  ===========

                                                                                              AXA CONSERVATIVE
                                                                                                 ALLOCATION*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   170,379  $   419,229
  Net realized gain (loss) on investments................................................   1,777,997    1,592,380
  Change in unrealized appreciation (depreciation) of investments........................  (1,725,775)     460,210
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................     222,601    2,471,819
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     921,316      380,310
   Transfers between funds including guaranteed interest account, net....................   8,219,044   12,760,872
   Transfers for contract benefits and terminations......................................  (6,469,693)  (6,200,502)
   Contract maintenance charges..........................................................    (212,762)    (173,379)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................   2,457,905    6,767,301
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................   2,680,506    9,239,120
NET ASSETS -- BEGINNING OF PERIOD........................................................  49,047,947   39,808,827
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $51,728,453  $49,047,947
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................       1,422        1,589
  Redeemed...............................................................................      (1,210)        (985)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         212          604
                                                                                          ===========  ===========

                                                                                              AXA CONSERVATIVE-
                                                                                              PLUS ALLOCATION*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $    11,546  $   261,233
  Net realized gain (loss) on investments................................................     769,174     (528,106)
  Change in unrealized appreciation (depreciation) of investments........................  (1,619,898)   3,180,974
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................    (839,178)   2,914,101
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     298,339      669,848
   Transfers between funds including guaranteed interest account, net....................     790,446    8,876,185
   Transfers for contract benefits and terminations......................................  (4,772,442)  (5,307,288)
   Contract maintenance charges..........................................................    (128,900)    (121,255)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (3,812,557)   4,117,490
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           2           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (4,651,733)   7,031,591
NET ASSETS -- BEGINNING OF PERIOD........................................................  42,770,971   35,739,380
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $38,119,238  $42,770,971
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         629        1,126
  Redeemed...............................................................................        (968)        (744)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (339)         382
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                           AXA MODERATE ALLOCATION*
                                                                                          --------------------------
                                                                                              2011          2010
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $    571,888  $  2,027,501
  Net realized gain (loss) on investments................................................    3,370,102     3,797,475
  Change in unrealized appreciation (depreciation) of investments........................  (12,261,799)   13,736,771
                                                                                          ------------  ------------
  Net Increase (decrease) in net assets from operations..................................   (8,319,809)   19,561,747
                                                                                          ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................    3,697,996     2,574,574
   Transfers between funds including guaranteed interest account, net....................    2,169,669     3,459,810
   Transfers for contract benefits and terminations......................................  (20,777,124)  (23,749,703)
   Contract maintenance charges..........................................................     (965,989)     (972,156)
                                                                                          ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions.................  (15,875,448)  (18,687,475)
                                                                                          ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           (1)           34
                                                                                          ------------  ------------

INCREASE (DECREASE) IN NET ASSETS........................................................  (24,195,258)      874,306
NET ASSETS -- BEGINNING OF PERIOD........................................................  243,926,586   243,052,280
                                                                                          ------------  ------------

NET ASSETS -- END OF PERIOD.............................................................. $219,731,328  $243,926,586
                                                                                          ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................           22            21
  Redeemed...............................................................................          (67)          (72)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................          (45)          (51)
                                                                                          ============  ============
UNIT ACTIVITY CLASS B
  Issued.................................................................................          284           325
  Redeemed...............................................................................         (568)         (686)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................         (285)         (361)
                                                                                          ============  ============

                                                                                               AXA MODERATE-PLUS
                                                                                                  ALLOCATION*
                                                                                          --------------------------
                                                                                              2011          2010
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $    (87,058) $    297,262
  Net realized gain (loss) on investments................................................   (5,634,567)   (4,629,122)
  Change in unrealized appreciation (depreciation) of investments........................     (959,844)   14,683,884
                                                                                          ------------  ------------
  Net Increase (decrease) in net assets from operations..................................   (6,681,469)   10,352,024
                                                                                          ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      372,730       542,251
   Transfers between funds including guaranteed interest account, net....................   (4,564,388)    4,011,564
   Transfers for contract benefits and terminations......................................   (7,551,340)   (8,226,413)
   Contract maintenance charges..........................................................     (480,495)     (484,829)
                                                                                          ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions.................  (12,223,493)   (4,157,430)
                                                                                          ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           --            --
                                                                                          ------------  ------------

INCREASE (DECREASE) IN NET ASSETS........................................................  (18,904,962)    6,194,597
NET ASSETS -- BEGINNING OF PERIOD........................................................  114,728,655   108,534,058
                                                                                          ------------  ------------

NET ASSETS -- END OF PERIOD.............................................................. $ 95,823,693  $114,728,655
                                                                                          ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................           --            --
  Redeemed...............................................................................           --            --
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................           --            --
                                                                                          ============  ============
UNIT ACTIVITY CLASS B
  Issued.................................................................................          594         1,055
  Redeemed...............................................................................       (1,655)       (1,449)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................       (1,061)         (394)
                                                                                          ============  ============

                                                                                            EQ/ALLIANCEBERNSTEIN
                                                                                              SMALL CAP GROWTH*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (796,746) $  (732,475)
  Net realized gain (loss) on investments................................................   4,909,816      108,008
  Change in unrealized appreciation (depreciation) of investments........................  (5,146,538)  15,057,923
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (1,033,468)  14,433,456
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     288,263      304,710
   Transfers between funds including guaranteed interest account, net....................  (3,525,649)  (1,413,997)
   Transfers for contract benefits and terminations......................................  (4,964,643)  (3,507,287)
   Contract maintenance charges..........................................................    (239,478)    (231,033)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (8,441,507)  (4,847,607)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (9,474,975)   9,585,849
NET ASSETS -- BEGINNING OF PERIOD........................................................  59,274,611   49,688,762
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $49,799,636  $59,274,611
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................          45           92
  Redeemed...............................................................................        (106)         (55)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         (61)          37
                                                                                          ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................         209          226
  Redeemed...............................................................................        (568)        (571)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (359)        (345)
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                          EQ/AXA FRANKLIN SMALL CAP
                                                                                                VALUE CORE*
                                                                                          ------------------------
                                                                                             2011         2010
                                                                                          ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (16,745)  $  (14,450)
  Net realized gain (loss) on investments................................................    126,269      219,766
  Change in unrealized appreciation (depreciation) of investments........................   (249,400)      26,870
                                                                                          ----------   ----------
  Net Increase (decrease) in net assets from operations..................................   (139,876)     232,186
                                                                                          ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     24,107          158
   Transfers between funds including guaranteed interest account, net....................    166,046       37,730
   Transfers for contract benefits and terminations......................................    (77,294)    (138,002)
   Contract maintenance charges..........................................................     (5,906)      (5,105)
                                                                                          ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions.................    106,953     (105,219)
                                                                                          ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          1           --
                                                                                          ----------   ----------

INCREASE (DECREASE) IN NET ASSETS........................................................    (32,922)     126,967
NET ASSETS -- BEGINNING OF PERIOD........................................................  1,399,299    1,272,332
                                                                                          ----------   ----------

NET ASSETS -- END OF PERIOD.............................................................. $1,366,377   $1,399,299
                                                                                          ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         73          115
  Redeemed...............................................................................        (60)        (131)
                                                                                          ----------   ----------
  Net Increase (Decrease)................................................................         13          (16)
                                                                                          ==========   ==========

                                                                                             EQ/BLACKROCK BASIC
                                                                                                VALUE EQUITY*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (158,271) $  (145,787)
  Net realized gain (loss) on investments................................................    (590,565)    (219,242)
  Change in unrealized appreciation (depreciation) of investments........................  (2,235,791)   7,406,762
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (2,984,627)   7,041,733
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     339,309      561,254
   Transfers between funds including guaranteed interest account, net....................    (642,178)  (2,333,489)
   Transfers for contract benefits and terminations......................................  (6,394,709)  (5,806,670)
   Contract maintenance charges..........................................................    (279,953)    (297,013)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (6,977,531)  (7,875,918)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           3           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (9,962,155)    (834,185)
NET ASSETS -- BEGINNING OF PERIOD........................................................  73,352,679   74,186,864
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $63,390,524  $73,352,679
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         176          184
  Redeemed...............................................................................        (508)        (594)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (332)        (410)
                                                                                          ===========  ===========

                                                                                            EQ/BOSTON ADVISORS
                                                                                              EQUITY INCOME*
                                                                                          ----------------------
                                                                                             2011        2010
                                                                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   34,953  $   59,924
  Net realized gain (loss) on investments................................................   (196,670)   (780,286)
  Change in unrealized appreciation (depreciation) of investments........................     55,780   1,553,580
                                                                                          ----------  ----------
  Net Increase (decrease) in net assets from operations..................................   (105,937)    833,218
                                                                                          ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     78,785      28,574
   Transfers between funds including guaranteed interest account, net....................    444,093    (134,742)
   Transfers for contract benefits and terminations......................................   (464,088)   (606,949)
   Contract maintenance charges..........................................................    (25,063)    (22,385)
                                                                                          ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................     33,727    (735,502)
                                                                                          ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.         --          --
                                                                                          ----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................    (72,210)     97,716
NET ASSETS -- BEGINNING OF PERIOD........................................................  6,829,185   6,731,469
                                                                                          ----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $6,756,975  $6,829,185
                                                                                          ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................        213         188
  Redeemed...............................................................................       (207)       (336)
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................          7        (148)
                                                                                          ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                          EQ/CALVERT SOCIALLY
                                                                                              RESPONSIBLE*
                                                                                          -------------------
                                                                                            2011       2010
                                                                                          --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $ (6,892) $  (7,837)
  Net realized gain (loss) on investments................................................  (47,755)   (81,765)
  Change in unrealized appreciation (depreciation) of investments........................   34,626    136,701
                                                                                          --------  ---------
  Net Increase (decrease) in net assets from operations..................................  (20,021)    47,099
                                                                                          --------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................    3,107         57
   Transfers between funds including guaranteed interest account, net....................  112,186     18,119
   Transfers for contract benefits and terminations......................................  (34,872)  (112,533)
   Contract maintenance charges..........................................................   (1,971)    (1,890)
                                                                                          --------  ---------
  Net increase (decrease) in net assets from contractowners transactions.................   78,450    (96,247)
                                                                                          --------  ---------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.        3         --
                                                                                          --------  ---------

INCREASE (DECREASE) IN NET ASSETS........................................................   58,432    (49,148)
NET ASSETS -- BEGINNING OF PERIOD........................................................  555,543    604,691
                                                                                          --------  ---------

NET ASSETS -- END OF PERIOD.............................................................. $613,975  $ 555,543
                                                                                          ========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................       --         --
  Redeemed...............................................................................       --         --
                                                                                          --------  ---------
  Net Increase (Decrease)................................................................       --         --
                                                                                          ========  =========
UNIT ACTIVITY CLASS B
  Issued.................................................................................       95         16
  Redeemed...............................................................................      (87)       (30)
                                                                                          --------  ---------
  Net Increase (Decrease)................................................................        8        (14)
                                                                                          ========  =========

                                                                                             EQ/CAPITAL GUARDIAN
                                                                                                  RESEARCH*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (244,803) $  (242,569)
  Net realized gain (loss) on investments................................................     372,220      197,353
  Change in unrealized appreciation (depreciation) of investments........................     794,593    4,757,657
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................     922,010    4,712,441
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     185,852      171,912
   Transfers between funds including guaranteed interest account, net....................  (2,092,603)  (2,725,643)
   Transfers for contract benefits and terminations......................................  (3,515,594)  (2,910,443)
   Contract maintenance charges..........................................................    (155,248)    (160,172)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (5,577,593)  (5,624,346)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (4,655,583)    (911,905)
NET ASSETS -- BEGINNING OF PERIOD........................................................  37,014,397   37,926,302
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $32,358,814  $37,014,397
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................          --           --
  Redeemed...............................................................................          --           --
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................          --           --
                                                                                          ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................          72           35
  Redeemed...............................................................................        (549)        (584)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (477)        (549)
                                                                                          ===========  ===========

                                                                                                EQ/COMMON STOCK
                                                                                                    INDEX*
                                                                                          --------------------------
                                                                                              2011          2010
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   (153,776) $   (119,282)
  Net realized gain (loss) on investments................................................   (5,182,349)  (10,967,099)
  Change in unrealized appreciation (depreciation) of investments........................    4,240,656    37,819,223
                                                                                          ------------  ------------
  Net Increase (decrease) in net assets from operations..................................   (1,095,469)   26,732,842
                                                                                          ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................    1,416,316     1,922,958
   Transfers between funds including guaranteed interest account, net....................  (10,459,989)  (10,368,694)
   Transfers for contract benefits and terminations......................................  (16,481,542)  (16,410,283)
   Contract maintenance charges..........................................................   (1,019,676)   (1,062,675)
                                                                                          ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions.................  (26,544,891)  (25,918,694)
                                                                                          ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.            1            --
                                                                                          ------------  ------------

INCREASE (DECREASE) IN NET ASSETS........................................................  (27,640,359)      814,148
NET ASSETS -- BEGINNING OF PERIOD........................................................  207,341,864   206,527,716
                                                                                          ------------  ------------

NET ASSETS -- END OF PERIOD.............................................................. $179,701,505  $207,341,864
                                                                                          ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................            3             3
  Redeemed...............................................................................          (23)          (19)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................          (20)          (16)
                                                                                          ============  ============
UNIT ACTIVITY CLASS B
  Issued.................................................................................            8             8
  Redeemed...............................................................................         (108)         (123)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................         (100)         (115)
                                                                                          ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                             EQ/CORE BOND INDEX*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   113,162  $   207,088
  Net realized gain (loss) on investments................................................    (768,897)  (1,048,459)
  Change in unrealized appreciation (depreciation) of investments........................   1,629,447    2,239,935
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................     973,712    1,398,564
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     137,807       47,273
   Transfers between funds including guaranteed interest account, net....................    (213,642)    (370,939)
   Transfers for contract benefits and terminations......................................  (2,725,014)  (3,439,198)
   Contract maintenance charges..........................................................    (109,491)    (117,730)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (2,910,340)  (3,880,594)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          (2)          --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (1,936,630)  (2,482,030)
NET ASSETS -- BEGINNING OF PERIOD........................................................  30,562,897   33,044,927
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $28,626,267  $30,562,897
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         242          300
  Redeemed...............................................................................        (452)        (585)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (210)        (285)
                                                                                          ===========  ===========

                                                                                             EQ/DAVIS NEW YORK
                                                                                                 VENTURE*
                                                                                          ----------------------
                                                                                             2011        2010
                                                                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (54,680) $  (31,218)
  Net realized gain (loss) on investments................................................    (17,016)   (299,205)
  Change in unrealized appreciation (depreciation) of investments........................   (230,355)    825,142
                                                                                          ----------  ----------
  Net Increase (decrease) in net assets from operations..................................   (302,051)    494,719
                                                                                          ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      9,771       4,937
   Transfers between funds including guaranteed interest account, net....................   (220,680)   (303,586)
   Transfers for contract benefits and terminations......................................   (378,799)   (468,797)
   Contract maintenance charges..........................................................    (24,459)    (24,964)
                                                                                          ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................   (614,167)   (792,410)
                                                                                          ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          1          --
                                                                                          ----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................   (916,217)   (297,691)
NET ASSETS -- BEGINNING OF PERIOD........................................................  5,325,064   5,622,755
                                                                                          ----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $4,408,847  $5,325,064
                                                                                          ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         50          79
  Redeemed...............................................................................       (116)       (170)
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................        (66)        (91)
                                                                                          ==========  ==========

                                                                                            EQ/EQUITY 500 INDEX*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $    29,699  $   (38,310)
  Net realized gain (loss) on investments................................................    (409,779)  (1,280,300)
  Change in unrealized appreciation (depreciation) of investments........................     555,607    8,984,815
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................     175,527    7,666,205
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     554,669      502,240
   Transfers between funds including guaranteed interest account, net....................    (757,665)  (2,796,578)
   Transfers for contract benefits and terminations......................................  (4,741,769)  (6,407,220)
   Contract maintenance charges..........................................................    (281,755)    (289,217)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (5,226,520)  (8,990,775)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (5,050,993)  (1,324,570)
NET ASSETS -- BEGINNING OF PERIOD........................................................  66,024,044   67,348,614
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $60,973,051  $66,024,044
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         138          164
  Redeemed...............................................................................        (330)        (539)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (192)        (375)
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                           EQ/EQUITY GROWTH PLUS*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (372,009) $  (398,083)
  Net realized gain (loss) on investments................................................    (623,798)  (1,513,240)
  Change in unrealized appreciation (depreciation) of investments........................  (1,252,591)   6,259,267
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (2,248,398)   4,347,944
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      40,992       72,916
   Transfers between funds including guaranteed interest account, net....................  (3,732,828)  (3,400,814)
   Transfers for contract benefits and terminations......................................  (2,681,456)  (3,560,791)
   Contract maintenance charges..........................................................    (136,390)    (149,895)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (6,509,682)  (7,038,584)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          (3)          --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (8,758,083)  (2,690,640)
NET ASSETS -- BEGINNING OF PERIOD........................................................  35,569,306   38,259,946
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $26,811,223  $35,569,306
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................          33           49
  Redeemed...............................................................................        (458)        (558)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (425)        (509)
                                                                                          ===========  ===========

                                                                                              EQ/FRANKLIN CORE
                                                                                                  BALANCED*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   293,007  $   236,174
  Net realized gain (loss) on investments................................................    (498,715)  (1,362,952)
  Change in unrealized appreciation (depreciation) of investments........................      17,583    2,561,271
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................    (188,125)   1,434,493
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     549,152       68,243
   Transfers between funds including guaranteed interest account, net....................     502,828     (938,092)
   Transfers for contract benefits and terminations......................................  (1,717,517)  (1,876,489)
   Contract maintenance charges..........................................................     (61,180)     (60,800)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................    (726,717)  (2,807,138)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           19
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................    (914,842)  (1,372,626)
NET ASSETS -- BEGINNING OF PERIOD........................................................  15,491,506   16,864,132
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $14,576,664  $15,491,506
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         295          158
  Redeemed...............................................................................        (367)        (461)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         (72)        (303)
                                                                                          ===========  ===========

                                                                                                EQ/FRANKLIN
                                                                                                 TEMPLETON
                                                                                                ALLOCATION*
                                                                                          ----------------------
                                                                                             2011        2010
                                                                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   25,590  $   36,526
  Net realized gain (loss) on investments................................................     84,834    (489,412)
  Change in unrealized appreciation (depreciation) of investments........................   (528,066)    872,692
                                                                                          ----------  ----------
  Net Increase (decrease) in net assets from operations..................................   (417,642)    419,806
                                                                                          ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................    159,068       5,771
   Transfers between funds including guaranteed interest account, net....................    854,955     389,067
   Transfers for contract benefits and terminations......................................   (558,885)   (299,967)
   Contract maintenance charges..........................................................    (20,132)    (18,553)
                                                                                          ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................    435,006      76,318
                                                                                          ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          2          --
                                                                                          ----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................     17,366     496,124
NET ASSETS -- BEGINNING OF PERIOD........................................................  5,898,709   5,402,585
                                                                                          ----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $5,916,075  $5,898,709
                                                                                          ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................        234         206
  Redeemed...............................................................................       (187)       (204)
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................         47           2
                                                                                          ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                             EQ/GAMCO MERGERS
                                                                                             AND ACQUISITIONS*
                                                                                          ----------------------
                                                                                             2011        2010
                                                                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (80,439) $  (78,044)
  Net realized gain (loss) on investments................................................    348,559      75,463
  Change in unrealized appreciation (depreciation) of investments........................   (276,063)    464,332
                                                                                          ----------  ----------
  Net Increase (decrease) in net assets from operations..................................     (7,943)    461,751
                                                                                          ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     65,624      18,076
   Transfers between funds including guaranteed interest account, net....................    790,774     996,878
   Transfers for contract benefits and terminations......................................   (450,946)   (427,233)
   Contract maintenance charges..........................................................    (27,918)    (22,389)
                                                                                          ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................    377,534     565,332
                                                                                          ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          1          --
                                                                                          ----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................    369,592   1,027,083
NET ASSETS -- BEGINNING OF PERIOD........................................................  6,480,622   5,453,539
                                                                                          ----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $6,850,214  $6,480,622
                                                                                          ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................        137         154
  Redeemed...............................................................................       (108)       (108)
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................         30          46
                                                                                          ==========  ==========

                                                                                               EQ/GAMCO SMALL
                                                                                               COMPANY VALUE*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (448,411) $  (287,966)
  Net realized gain (loss) on investments................................................   1,859,722       33,914
  Change in unrealized appreciation (depreciation) of investments........................  (3,156,406)   8,145,847
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (1,745,095)   7,891,795
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     153,533      194,460
   Transfers between funds including guaranteed interest account, net....................   1,653,787    3,790,473
   Transfers for contract benefits and terminations......................................  (2,622,272)  (2,435,511)
   Contract maintenance charges..........................................................    (136,629)    (111,007)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................    (951,581)   1,438,415
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           2           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (2,696,674)   9,330,210
NET ASSETS -- BEGINNING OF PERIOD........................................................  34,666,807   25,336,597
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $31,970,133  $34,666,807
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         159          253
  Redeemed...............................................................................        (189)        (211)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         (30)          42
                                                                                          ===========  ===========

                                                                                            EQ/GLOBAL BOND PLUS*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   336,868  $   200,992
  Net realized gain (loss) on investments................................................     137,587     (621,538)
  Change in unrealized appreciation (depreciation) of investments........................     (24,593)   1,087,489
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................     449,862      666,943
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     172,663      111,103
   Transfers between funds including guaranteed interest account, net....................   3,010,640    2,154,873
   Transfers for contract benefits and terminations......................................  (1,473,877)  (2,065,302)
   Contract maintenance charges..........................................................     (59,224)     (55,877)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................   1,650,202      144,797
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          (2)          --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................   2,100,062      811,740
NET ASSETS -- BEGINNING OF PERIOD........................................................  15,159,299   14,347,559
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $17,259,361  $15,159,299
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         413          496
  Redeemed...............................................................................        (276)        (486)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         137           10
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            EQ/GLOBAL MULTI-SECTOR
                                                                                                    EQUITY*
                                                                                          --------------------------
                                                                                              2011          2010
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $    137,666  $   (208,097)
  Net realized gain (loss) on investments................................................   (3,915,500)   (3,638,047)
  Change in unrealized appreciation (depreciation) of investments........................   (3,393,372)    9,027,115
                                                                                          ------------  ------------
  Net Increase (decrease) in net assets from operations..................................   (7,171,206)    5,180,971
                                                                                          ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      198,925       279,073
   Transfers between funds including guaranteed interest account, net....................   (3,590,996)   (5,259,579)
   Transfers for contract benefits and terminations......................................   (4,524,558)   (5,159,505)
   Contract maintenance charges..........................................................     (212,645)     (231,677)
                                                                                          ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions.................   (8,129,274)  (10,371,688)
                                                                                          ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           --            --
                                                                                          ------------  ------------

INCREASE (DECREASE) IN NET ASSETS........................................................  (15,300,480)   (5,190,717)
NET ASSETS -- BEGINNING OF PERIOD........................................................   59,142,247    64,332,964
                                                                                          ------------  ------------

NET ASSETS -- END OF PERIOD.............................................................. $ 43,841,767  $ 59,142,247
                                                                                          ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................           --            --
  Redeemed...............................................................................           --            --
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................           --            --
                                                                                          ============  ============
UNIT ACTIVITY CLASS B
  Issued.................................................................................           70           493
  Redeemed...............................................................................         (541)       (1,136)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................         (471)         (643)
                                                                                          ============  ============

                                                                                               EQ/INTERMEDIATE
                                                                                            GOVERNMENT BOND INDEX*
                                                                                          -------------------------
                                                                                              2011         2010
                                                                                          -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (525,504) $   (204,151)
  Net realized gain (loss) on investments................................................     181,410      (187,156)
  Change in unrealized appreciation (depreciation) of investments........................   2,145,059     2,002,022
                                                                                          -----------  ------------
  Net Increase (decrease) in net assets from operations..................................   1,800,965     1,610,715
                                                                                          -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     379,508       646,867
   Transfers between funds including guaranteed interest account, net....................    (403,573)   (1,457,779)
   Transfers for contract benefits and terminations......................................  (6,492,471)   (9,354,598)
   Contract maintenance charges..........................................................    (146,303)     (163,311)
                                                                                          -----------  ------------
  Net increase (decrease) in net assets from contractowners transactions.................  (6,662,839)  (10,328,821)
                                                                                          -----------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          (2)           --
                                                                                          -----------  ------------

INCREASE (DECREASE) IN NET ASSETS........................................................  (4,861,876)   (8,718,106)
NET ASSETS -- BEGINNING OF PERIOD........................................................  52,236,911    60,955,017
                                                                                          -----------  ------------

NET ASSETS -- END OF PERIOD.............................................................. $47,375,035  $ 52,236,911
                                                                                          ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................          55           129
  Redeemed...............................................................................         (65)         (148)
                                                                                          -----------  ------------
  Net Increase (Decrease)................................................................          (9)          (19)
                                                                                          ===========  ============
UNIT ACTIVITY CLASS B
  Issued.................................................................................         165           160
  Redeemed...............................................................................        (489)         (666)
                                                                                          -----------  ------------
  Net Increase (Decrease)................................................................        (324)         (506)
                                                                                          ===========  ============

                                                                                            EQ/INTERNATIONAL CORE
                                                                                                    PLUS*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   187,658  $    55,244
  Net realized gain (loss) on investments................................................    (566,602)  (2,228,155)
  Change in unrealized appreciation (depreciation) of investments........................  (2,166,251)   3,188,204
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (2,545,195)   1,015,293
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      64,329       89,218
   Transfers between funds including guaranteed interest account, net....................      78,955     (973,817)
   Transfers for contract benefits and terminations......................................  (1,451,447)  (1,637,406)
   Contract maintenance charges..........................................................     (57,136)     (58,723)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (1,365,299)  (2,580,728)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          (2)          --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (3,910,496)  (1,565,435)
NET ASSETS -- BEGINNING OF PERIOD........................................................  15,226,555   16,791,990
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $11,316,059  $15,226,555
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................          --           --
  Redeemed...............................................................................          --           --
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................          --           --
                                                                                          ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................         129          157
  Redeemed...............................................................................        (243)        (384)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (114)        (227)
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            EQ/INTERNATIONAL EQUITY
                                                                                                    INDEX*
                                                                                          --------------------------
                                                                                              2011          2010
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $    887,347  $    574,055
  Net realized gain (loss) on investments................................................     (306,967)     (585,758)
  Change in unrealized appreciation (depreciation) of investments........................   (9,156,628)    2,273,963
                                                                                          ------------  ------------
  Net Increase (decrease) in net assets from operations..................................   (8,576,248)    2,262,260
                                                                                          ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      638,700       427,085
   Transfers between funds including guaranteed interest account, net....................   (2,908,307)   (4,476,533)
   Transfers for contract benefits and terminations......................................   (5,520,434)   (5,957,362)
   Contract maintenance charges..........................................................     (290,685)     (319,529)
                                                                                          ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions.................   (8,080,726)  (10,326,339)
                                                                                          ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           (3)           --
                                                                                          ------------  ------------

INCREASE (DECREASE) IN NET ASSETS........................................................  (16,656,977)   (8,064,079)
NET ASSETS -- BEGINNING OF PERIOD........................................................   71,671,467    79,735,546
                                                                                          ------------  ------------

NET ASSETS -- END OF PERIOD.............................................................. $ 55,014,490  $ 71,671,467
                                                                                          ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................           21            18
  Redeemed...............................................................................         (104)         (100)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................          (83)          (82)
                                                                                          ============  ============
UNIT ACTIVITY CLASS B
  Issued.................................................................................          112            96
  Redeemed...............................................................................         (664)         (887)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................         (552)         (791)
                                                                                          ============  ============

                                                                                           EQ/INTERNATIONAL VALUE
                                                                                                    PLUS*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   153,764  $  (235,770)
  Net realized gain (loss) on investments................................................  (2,807,711)  (3,026,517)
  Change in unrealized appreciation (depreciation) of investments........................  (2,862,729)   4,677,217
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (5,516,676)   1,414,930
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     169,138      255,344
   Transfers between funds including guaranteed interest account, net....................  (1,752,714)  (1,075,904)
   Transfers for contract benefits and terminations......................................  (2,645,627)  (3,162,776)
   Contract maintenance charges..........................................................    (139,660)    (154,254)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (4,368,863)  (4,137,590)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (9,885,539)  (2,722,660)
NET ASSETS -- BEGINNING OF PERIOD........................................................  35,633,196   38,355,856
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $25,747,657  $35,633,196
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................          --           --
  Redeemed...............................................................................          --           --
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................          --           --
                                                                                          ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................          77          175
  Redeemed...............................................................................        (317)        (415)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (240)        (240)
                                                                                          ===========  ===========

                                                                                              EQ/JPMORGAN VALUE
                                                                                               OPPORTUNITIES*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   (69,602) $   (22,333)
  Net realized gain (loss) on investments................................................    (971,084)    (664,285)
  Change in unrealized appreciation (depreciation) of investments........................     (45,339)   2,356,685
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (1,086,025)   1,670,067
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      82,961      111,163
   Transfers between funds including guaranteed interest account, net....................    (607,312)     507,921
   Transfers for contract benefits and terminations......................................  (1,387,764)  (1,611,338)
   Contract maintenance charges..........................................................     (74,334)     (78,750)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (1,986,449)  (1,071,004)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.      11,191        7,555
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (3,061,283)     606,618
NET ASSETS -- BEGINNING OF PERIOD........................................................  17,095,360   16,488,742
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $14,034,077  $17,095,360
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................          --           --
  Redeemed...............................................................................          --           --
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................          --           --
                                                                                          ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................          97          151
  Redeemed...............................................................................        (252)        (237)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (155)         (86)
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                             EQ/LARGE CAP CORE
                                                                                                   PLUS*
                                                                                          -----------------------
                                                                                              2011        2010
                                                                                          -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   (21,981) $  (25,241)
  Net realized gain (loss) on investments................................................    (130,586)    166,715
  Change in unrealized appreciation (depreciation) of investments........................     (94,686)    464,301
                                                                                          -----------  ----------
  Net Increase (decrease) in net assets from operations..................................    (247,253)    605,775
                                                                                          -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................       1,128      27,858
   Transfers between funds including guaranteed interest account, net....................    (101,543)   (200,126)
   Transfers for contract benefits and terminations......................................    (677,606)   (426,153)
   Contract maintenance charges..........................................................     (18,588)    (19,499)
                                                                                          -----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................    (796,609)   (617,920)
                                                                                          -----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --          --
                                                                                          -----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (1,043,862)    (12,145)
NET ASSETS -- BEGINNING OF PERIOD........................................................   5,388,189   5,400,334
                                                                                          -----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $ 4,344,327  $5,388,189
                                                                                          ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................          40          38
  Redeemed...............................................................................        (125)       (112)
                                                                                          -----------  ----------
  Net Increase (Decrease)................................................................         (85)        (74)
                                                                                          ===========  ==========

                                                                                             EQ/LARGE CAP GROWTH
                                                                                                   INDEX*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (251,520) $  (214,159)
  Net realized gain (loss) on investments................................................     446,779   (1,220,473)
  Change in unrealized appreciation (depreciation) of investments........................     249,685    6,939,610
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................     444,944    5,504,978
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     481,009      384,000
   Transfers between funds including guaranteed interest account, net....................  (1,057,277)  (2,846,778)
   Transfers for contract benefits and terminations......................................  (3,473,430)  (3,949,957)
   Contract maintenance charges..........................................................    (170,363)    (173,269)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (4,220,061)  (6,586,004)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (3,775,117)  (1,081,026)
NET ASSETS -- BEGINNING OF PERIOD........................................................  43,566,973   44,647,999
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $39,791,856  $43,566,973
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         211          175
  Redeemed...............................................................................        (762)      (1,171)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (551)        (996)
                                                                                          ===========  ===========

                                                                                             EQ/LARGE CAP GROWTH
                                                                                                  PLUS* (B)
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (502,333) $  (504,294)
  Net realized gain (loss) on investments................................................    (496,818)  (2,645,774)
  Change in unrealized appreciation (depreciation) of investments........................  (1,375,872)   9,038,128
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (2,375,023)   5,888,060
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     246,923      477,427
   Transfers between funds including guaranteed interest account, net....................   1,310,034   (2,450,889)
   Transfers for contract benefits and terminations......................................  (3,968,557)  (3,964,582)
   Contract maintenance charges..........................................................    (231,333)    (237,344)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (2,642,933)  (6,175,388)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (5,017,956)    (287,328)
NET ASSETS -- BEGINNING OF PERIOD........................................................  51,186,035   51,473,363
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $46,168,079  $51,186,035
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         262           61
  Redeemed...............................................................................        (427)        (502)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (166)        (441)
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                            EQ/LARGE CAP VALUE
                                                                                                INDEX* (C)
                                                                                          ----------------------
                                                                                             2011        2010
                                                                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   15,294  $      946
  Net realized gain (loss) on investments................................................    (21,542)   (647,749)
  Change in unrealized appreciation (depreciation) of investments........................    209,276     959,050
                                                                                          ----------  ----------
  Net Increase (decrease) in net assets from operations..................................    203,028     312,247
                                                                                          ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     12,543       4,293
   Transfers between funds including guaranteed interest account, net....................  2,862,328     (37,450)
   Transfers for contract benefits and terminations......................................   (380,442)   (207,392)
   Contract maintenance charges..........................................................    (18,836)    (10,180)
                                                                                          ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................  2,475,593    (250,729)
                                                                                          ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.         (3)         --
                                                                                          ----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................  2,678,618      61,518
NET ASSETS -- BEGINNING OF PERIOD........................................................  2,613,177   2,551,659
                                                                                          ----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $5,291,795  $2,613,177
                                                                                          ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................         --          --
  Redeemed...............................................................................         --          --
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................         --          --
                                                                                          ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.................................................................................        770         117
  Redeemed...............................................................................       (302)       (163)
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................        468         (46)
                                                                                          ==========  ==========

                                                                                           EQ/LARGE CAP VALUE PLUS*
                                                                                          --------------------------
                                                                                              2011          2010
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   (480,514) $   (478,309)
  Net realized gain (loss) on investments................................................   (7,382,514)  (11,304,352)
  Change in unrealized appreciation (depreciation) of investments........................   (1,885,819)   29,678,504
                                                                                          ------------  ------------
  Net Increase (decrease) in net assets from operations..................................   (9,748,847)   17,895,843
                                                                                          ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      895,495     1,237,583
   Transfers between funds including guaranteed interest account, net....................   (8,521,704)  (10,978,402)
   Transfers for contract benefits and terminations......................................  (15,084,718)  (15,034,557)
   Contract maintenance charges..........................................................     (695,637)     (755,441)
                                                                                          ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions.................  (23,406,564)  (25,530,817)
                                                                                          ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.            1            --
                                                                                          ------------  ------------

INCREASE (DECREASE) IN NET ASSETS........................................................  (33,155,410)   (7,634,974)
NET ASSETS -- BEGINNING OF PERIOD........................................................  173,915,421   181,550,395
                                                                                          ------------  ------------

NET ASSETS -- END OF PERIOD.............................................................. $140,760,011  $173,915,421
                                                                                          ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................            8            62
  Redeemed...............................................................................         (304)         (412)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................         (296)         (350)
                                                                                          ============  ============
UNIT ACTIVITY CLASS B
  Issued.................................................................................           72            92
  Redeemed...............................................................................       (2,093)       (2,455)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................       (2,021)       (2,363)
                                                                                          ============  ============

                                                                                              EQ/LORD ABBETT
                                                                                              LARGE CAP CORE*
                                                                                          ----------------------
                                                                                             2011        2010
                                                                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (37,336) $  (42,433)
  Net realized gain (loss) on investments................................................    451,818      48,479
  Change in unrealized appreciation (depreciation) of investments........................   (961,850)    506,965
                                                                                          ----------  ----------
  Net Increase (decrease) in net assets from operations..................................   (547,368)    513,011
                                                                                          ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     41,466      83,224
   Transfers between funds including guaranteed interest account, net....................    146,770   1,004,004
   Transfers for contract benefits and terminations......................................   (372,297)   (361,696)
   Contract maintenance charges..........................................................    (19,689)    (14,752)
                                                                                          ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................   (203,750)    710,780
                                                                                          ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.         --          --
                                                                                          ----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................   (751,118)  1,223,791
NET ASSETS -- BEGINNING OF PERIOD........................................................  5,049,292   3,825,501
                                                                                          ----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $4,298,174  $5,049,292
                                                                                          ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................         --          --
  Redeemed...............................................................................         --          --
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................         --          --
                                                                                          ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.................................................................................        157         172
  Redeemed...............................................................................       (180)       (111)
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................        (23)         61
                                                                                          ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                            EQ/MFS INTERNATIONAL
                                                                                                   GROWTH*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   (81,210) $   (43,007)
  Net realized gain (loss) on investments................................................     590,363     (489,870)
  Change in unrealized appreciation (depreciation) of investments........................  (1,853,736)   1,775,474
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (1,344,583)   1,242,597
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      74,776       64,901
   Transfers between funds including guaranteed interest account, net....................     982,856    2,441,641
   Transfers for contract benefits and terminations......................................    (939,974)    (825,884)
   Contract maintenance charges..........................................................     (46,375)     (41,709)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................      71,283    1,638,949
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           2           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (1,273,298)   2,881,546
NET ASSETS -- BEGINNING OF PERIOD........................................................  11,472,425    8,590,879
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $10,199,127  $11,472,425
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         186          300
  Redeemed...............................................................................        (179)        (183)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................           7          117
                                                                                          ===========  ===========

                                                                                              EQ/MID CAP INDEX*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (261,170) $  (228,562)
  Net realized gain (loss) on investments................................................  (1,791,545)  (3,419,718)
  Change in unrealized appreciation (depreciation) of investments........................   1,023,269   10,180,210
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (1,029,446)   6,531,930
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     154,792      320,458
   Transfers between funds including guaranteed interest account, net....................  (1,104,760)  (2,348,654)
   Transfers for contract benefits and terminations......................................  (3,086,794)  (2,951,357)
   Contract maintenance charges..........................................................    (107,317)    (108,252)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (4,144,079)  (5,087,805)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (5,173,525)   1,444,125
NET ASSETS -- BEGINNING OF PERIOD........................................................  32,037,982   30,593,857
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $26,864,457  $32,037,982
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         197          193
  Redeemed...............................................................................        (563)        (713)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (366)        (520)
                                                                                          ===========  ===========

                                                                                            EQ/MID CAP VALUE PLUS*
                                                                                          --------------------------
                                                                                              2011          2010
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   (363,542) $   (292,472)
  Net realized gain (loss) on investments................................................   (3,909,446)   (6,670,759)
  Change in unrealized appreciation (depreciation) of investments........................   (2,052,452)   18,865,203
                                                                                          ------------  ------------
  Net Increase (decrease) in net assets from operations..................................   (6,325,440)   11,901,972
                                                                                          ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      308,564       425,629
   Transfers between funds including guaranteed interest account, net....................   (2,895,261)   (4,829,317)
   Transfers for contract benefits and terminations......................................   (5,912,941)   (5,399,869)
   Contract maintenance charges..........................................................     (243,605)     (260,281)
                                                                                          ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions.................   (8,743,243)  (10,063,838)
                                                                                          ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           (1)           --
                                                                                          ------------  ------------

INCREASE (DECREASE) IN NET ASSETS........................................................  (15,068,684)    1,838,134
NET ASSETS -- BEGINNING OF PERIOD........................................................   66,226,523    64,388,389
                                                                                          ------------  ------------

NET ASSETS -- END OF PERIOD.............................................................. $ 51,157,839  $ 66,226,523
                                                                                          ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................           63           152
  Redeemed...............................................................................         (617)         (859)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................         (553)         (707)
                                                                                          ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                               EQ/MONEY MARKET*
                                                                                          --------------------------
                                                                                              2011          2010
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   (954,254) $ (1,211,194)
  Net realized gain (loss) on investments................................................         (123)         (759)
  Change in unrealized appreciation (depreciation) of investments........................       (7,573)        7,392
                                                                                          ------------  ------------
  Net Increase (decrease) in net assets from operations..................................     (961,950)   (1,204,561)
                                                                                          ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................    1,920,672     2,361,874
   Transfers between funds including guaranteed interest account, net....................   29,264,618    17,828,923
   Transfers for contract benefits and terminations......................................  (41,439,736)  (42,027,717)
   Contract maintenance charges..........................................................     (194,003)     (232,255)
                                                                                          ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions.................  (10,448,449)  (22,069,175)
                                                                                          ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           (1)           --
                                                                                          ------------  ------------

INCREASE (DECREASE) IN NET ASSETS........................................................  (11,410,400)  (23,273,736)
NET ASSETS -- BEGINNING OF PERIOD........................................................   76,452,963    99,726,699
                                                                                          ------------  ------------

NET ASSETS -- END OF PERIOD.............................................................. $ 65,042,563  $ 76,452,963
                                                                                          ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................           89           186
  Redeemed...............................................................................         (134)         (226)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................          (44)          (40)
                                                                                          ============  ============
UNIT ACTIVITY CLASS B
  Issued.................................................................................        1,463         1,476
  Redeemed...............................................................................       (1,769)       (2,192)
                                                                                          ------------  ------------
  Net Increase (Decrease)................................................................         (306)         (716)
                                                                                          ============  ============

                                                                                            EQ/MONTAG & CALDWELL
                                                                                                  GROWTH*
                                                                                          -----------------------
                                                                                             2011         2010
                                                                                          ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (58,714) $   (62,620)
  Net realized gain (loss) on investments................................................    364,989     (201,275)
  Change in unrealized appreciation (depreciation) of investments........................   (205,484)     647,718
                                                                                          ----------  -----------
  Net Increase (decrease) in net assets from operations..................................    100,791      383,823
                                                                                          ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     17,367       22,260
   Transfers between funds including guaranteed interest account, net....................     (4,843)    (982,502)
   Transfers for contract benefits and terminations......................................   (654,864)    (644,277)
   Contract maintenance charges..........................................................    (28,557)     (29,939)
                                                                                          ----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................   (670,897)  (1,634,458)
                                                                                          ----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.         (2)          --
                                                                                          ----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................   (570,108)  (1,250,635)
NET ASSETS -- BEGINNING OF PERIOD........................................................  6,681,417    7,932,052
                                                                                          ----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $6,111,309  $ 6,681,417
                                                                                          ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................         --           --
  Redeemed...............................................................................         --           --
                                                                                          ----------  -----------
  Net Increase (Decrease)................................................................         --           --
                                                                                          ==========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................        203          250
  Redeemed...............................................................................       (327)        (590)
                                                                                          ----------  -----------
  Net Increase (Decrease)................................................................       (124)        (340)
                                                                                          ==========  ===========

                                                                                              EQ/MORGAN STANLEY
                                                                                               MID CAP GROWTH*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (237,059) $  (201,894)
  Net realized gain (loss) on investments................................................   4,923,405      819,537
  Change in unrealized appreciation (depreciation) of investments........................  (6,606,048)   3,798,900
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (1,919,702)   4,416,543
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      83,733      302,480
   Transfers between funds including guaranteed interest account, net....................   1,351,769    3,605,092
   Transfers for contract benefits and terminations......................................  (2,351,963)  (1,401,571)
   Contract maintenance charges..........................................................     (86,005)     (75,680)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (1,002,466)   2,430,321
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.       1,420       (2,167)
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (2,920,748)   6,844,697
NET ASSETS -- BEGINNING OF PERIOD........................................................  21,973,333   15,128,636
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $19,052,585  $21,973,333
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................          --           --
  Redeemed...............................................................................          --           --
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................          --           --
                                                                                          ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................         523          621
  Redeemed...............................................................................        (584)        (490)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         (62)         131
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                            EQ/MUTUAL LARGE CAP
                                                                                                  EQUITY*
                                                                                          ----------------------
                                                                                             2011        2010
                                                                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (15,317) $   12,266
  Net realized gain (loss) on investments................................................   (134,532)   (425,950)
  Change in unrealized appreciation (depreciation) of investments........................    (30,795)    754,350
                                                                                          ----------  ----------
  Net Increase (decrease) in net assets from operations..................................   (180,644)    340,666
                                                                                          ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................    102,783       4,944
   Transfers between funds including guaranteed interest account, net....................     (6,612)   (607,228)
   Transfers for contract benefits and terminations......................................   (356,455)   (253,804)
   Contract maintenance charges..........................................................    (13,659)    (14,238)
                                                                                          ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................   (273,943)   (870,326)
                                                                                          ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          1          --
                                                                                          ----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................   (454,586)   (529,660)
NET ASSETS -- BEGINNING OF PERIOD........................................................  3,475,068   4,004,728
                                                                                          ----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $3,020,482  $3,475,068
                                                                                          ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         22          20
  Redeemed...............................................................................        (53)       (126)
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................        (31)       (106)
                                                                                          ==========  ==========

                                                                                               EQ/OPPENHEIMER
                                                                                                  GLOBAL*
                                                                                          -----------------------
                                                                                              2011        2010
                                                                                          -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   (45,138) $  (26,944)
  Net realized gain (loss) on investments................................................     456,529      27,307
  Change in unrealized appreciation (depreciation) of investments........................  (1,234,677)    498,132
                                                                                          -----------  ----------
  Net Increase (decrease) in net assets from operations..................................    (823,286)    498,495
                                                                                          -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      31,632      75,539
   Transfers between funds including guaranteed interest account, net....................   2,800,158   1,659,290
   Transfers for contract benefits and terminations......................................    (522,378)   (302,076)
   Contract maintenance charges..........................................................     (27,283)    (13,261)
                                                                                          -----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................   2,282,129   1,419,492
                                                                                          -----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.         427          57
                                                                                          -----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................   1,459,270   1,918,044
NET ASSETS -- BEGINNING OF PERIOD........................................................   5,207,783   3,289,739
                                                                                          -----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $ 6,667,053  $5,207,783
                                                                                          ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         401         272
  Redeemed...............................................................................        (192)       (131)
                                                                                          -----------  ----------
  Net Increase (Decrease)................................................................         209         141
                                                                                          ===========  ==========

                                                                                            EQ/PIMCO ULTRA SHORT
                                                                                                    BOND*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (345,294) $  (478,567)
  Net realized gain (loss) on investments................................................    (135,660)    (868,137)
  Change in unrealized appreciation (depreciation) of investments........................     (84,924)   1,105,198
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................    (565,878)    (241,506)
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     302,222      876,608
   Transfers between funds including guaranteed interest account, net....................  (2,679,978)    (715,086)
   Transfers for contract benefits and terminations......................................  (4,060,671)  (6,319,426)
   Contract maintenance charges..........................................................    (137,627)    (147,990)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (6,576,054)  (6,305,894)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           2           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (7,141,930)  (6,547,400)
NET ASSETS -- BEGINNING OF PERIOD........................................................  39,347,613   45,895,013
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $32,205,683  $39,347,613
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         675          920
  Redeemed...............................................................................      (1,287)      (1,504)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (612)        (584)
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                            EQ/QUALITY BOND PLUS*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   130,933  $ 1,602,743
  Net realized gain (loss) on investments................................................     228,403     (330,501)
  Change in unrealized appreciation (depreciation) of investments........................    (391,471)    (386,274)
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................     (32,135)     885,968
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     103,195      103,088
   Transfers between funds including guaranteed interest account, net....................    (967,022)    (903,692)
   Transfers for contract benefits and terminations......................................  (1,576,903)  (1,964,178)
   Contract maintenance charges..........................................................     (55,974)     (63,237)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (2,496,704)  (2,828,019)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           1           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (2,528,838)  (1,942,051)
NET ASSETS -- BEGINNING OF PERIOD........................................................  17,595,869   19,537,920
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $15,067,031  $17,595,869
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         136          272
  Redeemed...............................................................................        (286)        (444)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (150)        (172)
                                                                                          ===========  ===========

                                                                                              EQ/SMALL COMPANY
                                                                                                   INDEX*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (141,938) $   (92,130)
  Net realized gain (loss) on investments................................................     924,397   (1,956,842)
  Change in unrealized appreciation (depreciation) of investments........................  (1,777,841)   6,033,738
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................    (995,382)   3,984,766
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      94,896      232,692
   Transfers between funds including guaranteed interest account, net....................    (491,543)    (961,978)
   Transfers for contract benefits and terminations......................................  (1,599,896)  (1,837,742)
   Contract maintenance charges..........................................................     (79,729)     (81,224)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (2,076,272)  (2,648,252)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          (1)          --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (3,071,655)   1,336,514
NET ASSETS -- BEGINNING OF PERIOD........................................................  20,055,728   18,719,214
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $16,984,073  $20,055,728
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         116          170
  Redeemed...............................................................................        (244)        (363)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (128)        (193)
                                                                                          ===========  ===========

                                                                                              EQ/T. ROWE PRICE
                                                                                                GROWTH STOCK*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (215,658) $  (192,953)
  Net realized gain (loss) on investments................................................     483,582      293,260
  Change in unrealized appreciation (depreciation) of investments........................    (740,637)   1,685,989
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................    (472,713)   1,786,296
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      85,532      142,696
   Transfers between funds including guaranteed interest account, net....................     415,840    1,172,608
   Transfers for contract benefits and terminations......................................  (1,623,236)  (1,133,399)
   Contract maintenance charges..........................................................     (43,367)     (43,507)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (1,165,231)     138,398
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           2           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (1,637,942)   1,924,694
NET ASSETS -- BEGINNING OF PERIOD........................................................  14,922,518   12,997,824
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $13,284,576  $14,922,518
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         164          250
  Redeemed...............................................................................        (241)        (248)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         (77)           2
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                            EQ/TEMPLETON GLOBAL
                                                                                                  EQUITY*
                                                                                          ----------------------
                                                                                             2011        2010
                                                                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   12,331  $   (1,481)
  Net realized gain (loss) on investments................................................    (29,042)   (364,344)
  Change in unrealized appreciation (depreciation) of investments........................   (268,943)    507,287
                                                                                          ----------  ----------
  Net Increase (decrease) in net assets from operations..................................   (285,654)    141,462
                                                                                          ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     37,818      79,485
   Transfers between funds including guaranteed interest account, net....................    356,775    (240,391)
   Transfers for contract benefits and terminations......................................   (139,937)   (244,594)
   Contract maintenance charges..........................................................    (11,248)    (11,239)
                                                                                          ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................    243,408    (416,739)
                                                                                          ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.         --          --
                                                                                          ----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................    (42,246)   (275,277)
NET ASSETS -- BEGINNING OF PERIOD........................................................  2,579,428   2,854,705
                                                                                          ----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $2,537,182  $2,579,428
                                                                                          ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         76          64
  Redeemed...............................................................................        (51)       (116)
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................         25         (52)
                                                                                          ==========  ==========

                                                                                              EQ/UBS GROWTH &
                                                                                                  INCOME*
                                                                                          ----------------------
                                                                                             2011        2010
                                                                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (10,479) $  (12,716)
  Net realized gain (loss) on investments................................................    (13,735)   (165,154)
  Change in unrealized appreciation (depreciation) of investments........................    (55,694)    335,760
                                                                                          ----------  ----------
  Net Increase (decrease) in net assets from operations..................................    (79,908)    157,890
                                                                                          ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      7,635       9,683
   Transfers between funds including guaranteed interest account, net....................    353,037      45,004
   Transfers for contract benefits and terminations......................................    (66,698)   (172,339)
   Contract maintenance charges..........................................................     (7,400)     (8,622)
                                                                                          ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................    286,574    (126,274)
                                                                                          ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.         --          --
                                                                                          ----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................    206,666      31,616
NET ASSETS -- BEGINNING OF PERIOD........................................................  1,625,540   1,593,924
                                                                                          ----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $1,832,206  $1,625,540
                                                                                          ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................        103          90
  Redeemed...............................................................................        (48)       (118)
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................         55         (28)
                                                                                          ==========  ==========

                                                                                               EQ/VAN KAMPEN
                                                                                                 COMSTOCK*
                                                                                          ----------------------
                                                                                             2011        2010
                                                                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   11,488  $    7,044
  Net realized gain (loss) on investments................................................    (63,219)   (390,965)
  Change in unrealized appreciation (depreciation) of investments........................   (118,313)  1,052,978
                                                                                          ----------  ----------
  Net Increase (decrease) in net assets from operations..................................   (170,044)    669,057
                                                                                          ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      5,427      18,382
   Transfers between funds including guaranteed interest account, net....................    415,014     285,603
   Transfers for contract benefits and terminations......................................   (629,357)   (488,906)
   Contract maintenance charges..........................................................    (20,606)    (20,046)
                                                                                          ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................   (229,522)   (204,967)
                                                                                          ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.         --          --
                                                                                          ----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................   (399,566)    464,090
NET ASSETS -- BEGINNING OF PERIOD........................................................  5,531,503   5,067,413
                                                                                          ----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $5,131,937  $5,531,503
                                                                                          ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................        108          83
  Redeemed...............................................................................       (130)       (107)
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................        (22)        (24)
                                                                                          ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                            EQ/WELLS FARGO OMEGA
                                                                                                   GROWTH*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (224,259) $  (162,246)
  Net realized gain (loss) on investments................................................   1,044,995      447,156
  Change in unrealized appreciation (depreciation) of investments........................  (2,167,508)   1,584,390
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (1,346,772)   1,869,300
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     161,741      125,356
   Transfers between funds including guaranteed interest account, net....................   6,315,982    2,222,386
   Transfers for contract benefits and terminations......................................  (1,410,736)  (1,418,668)
   Contract maintenance charges..........................................................     (72,005)     (48,228)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................   4,994,982      880,846
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................   3,648,210    2,750,146
NET ASSETS -- BEGINNING OF PERIOD........................................................  14,440,163   11,690,017
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $18,088,373  $14,440,163
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................          --           --
  Redeemed...............................................................................          --           --
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................          --           --
                                                                                          ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................         780          381
  Redeemed...............................................................................        (328)        (304)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         452           77
                                                                                          ===========  ===========

                                                                                                MULTIMANAGER
                                                                                           AGGRESSIVE EQUITY* (A)
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (451,142) $  (201,895)
  Net realized gain (loss) on investments................................................    (353,652)    (812,179)
  Change in unrealized appreciation (depreciation) of investments........................  (1,617,483)   5,375,140
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (2,422,277)   4,361,066
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     168,447      512,538
   Transfers between funds including guaranteed interest account, net....................  (2,212,943)   4,671,252
   Transfers for contract benefits and terminations......................................  (2,776,155)  (2,326,830)
   Contract maintenance charges..........................................................    (187,705)    (174,533)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (5,008,356)   2,682,427
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (7,430,633)   7,043,493
NET ASSETS -- BEGINNING OF PERIOD........................................................  37,491,298   30,447,805
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $30,060,665  $37,491,298
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................           2            9
  Redeemed...............................................................................         (21)         (22)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         (20)         (13)
                                                                                          ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................          13          151
  Redeemed...............................................................................         (87)         (95)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         (73)          56
                                                                                          ===========  ===========

                                                                                              MULTIMANAGER CORE
                                                                                                    BOND*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   476,256  $   558,412
  Net realized gain (loss) on investments................................................   2,212,626    1,024,423
  Change in unrealized appreciation (depreciation) of investments........................  (1,003,460)     181,181
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................   1,685,422    1,764,016
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     337,148      266,222
   Transfers between funds including guaranteed interest account, net....................   4,805,184    6,581,892
   Transfers for contract benefits and terminations......................................  (4,342,242)  (5,137,305)
   Contract maintenance charges..........................................................    (138,646)    (141,046)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................     661,444    1,569,763
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................   2,346,866    3,333,779
NET ASSETS -- BEGINNING OF PERIOD........................................................  39,194,098   35,860,319
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $41,540,964  $39,194,098
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................          --           --
  Redeemed...............................................................................          --           --
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................          --           --
                                                                                          ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................         966        1,095
  Redeemed...............................................................................        (920)        (978)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................          46          117
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                MULTIMANAGER
                                                                                            INTERNATIONAL EQUITY*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $    12,675  $   170,131
  Net realized gain (loss) on investments................................................  (1,486,229)  (1,645,390)
  Change in unrealized appreciation (depreciation) of investments........................    (640,630)   2,056,624
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (2,114,184)     581,365
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      12,208        6,844
   Transfers between funds including guaranteed interest account, net....................    (743,750)  (1,153,964)
   Transfers for contract benefits and terminations......................................    (906,927)  (1,360,941)
   Contract maintenance charges..........................................................     (43,781)     (50,111)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (1,682,250)  (2,558,172)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          (2)          --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (3,796,436)  (1,976,807)
NET ASSETS -- BEGINNING OF PERIOD........................................................  12,307,185   14,283,992
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $ 8,510,749  $12,307,185
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................          81           78
  Redeemed...............................................................................        (217)        (288)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (136)        (210)
                                                                                          ===========  ===========

                                                                                            MULTIMANAGER LARGE
                                                                                             CAP CORE EQUITY*
                                                                                          ----------------------
                                                                                             2011        2010
                                                                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (29,294) $  (33,943)
  Net realized gain (loss) on investments................................................   (107,919)   (204,505)
  Change in unrealized appreciation (depreciation) of investments........................   (160,715)    603,808
                                                                                          ----------  ----------
  Net Increase (decrease) in net assets from operations..................................   (297,928)    365,360
                                                                                          ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      7,598         204
   Transfers between funds including guaranteed interest account, net....................    (56,118)   (384,921)
   Transfers for contract benefits and terminations......................................   (329,694)   (415,936)
   Contract maintenance charges..........................................................    (12,259)    (13,669)
                                                                                          ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions.................   (390,473)   (814,322)
                                                                                          ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.         (2)         --
                                                                                          ----------  ----------

INCREASE (DECREASE) IN NET ASSETS........................................................   (688,403)   (448,962)
NET ASSETS -- BEGINNING OF PERIOD........................................................  3,899,984   4,348,946
                                                                                          ----------  ----------

NET ASSETS -- END OF PERIOD.............................................................. $3,211,581  $3,899,984
                                                                                          ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         42          18
  Redeemed...............................................................................        (79)       (100)
                                                                                          ----------  ----------
  Net Increase (Decrease)................................................................        (37)        (82)
                                                                                          ==========  ==========

                                                                                             MULTIMANAGER LARGE
                                                                                                 CAP VALUE*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   (47,956) $   (64,518)
  Net realized gain (loss) on investments................................................    (796,737)  (1,149,828)
  Change in unrealized appreciation (depreciation) of investments........................     208,569    2,388,606
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................    (636,124)   1,174,260
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      58,530       30,811
   Transfers between funds including guaranteed interest account, net....................    (838,766)    (802,401)
   Transfers for contract benefits and terminations......................................  (1,014,122)    (946,389)
   Contract maintenance charges..........................................................     (37,981)     (42,129)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (1,832,339)  (1,760,108)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          (1)          --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (2,468,464)    (585,848)
NET ASSETS -- BEGINNING OF PERIOD........................................................  10,908,300   11,494,148
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $ 8,439,836  $10,908,300
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................          34           44
  Redeemed...............................................................................        (185)        (202)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (151)        (158)
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            MULTIMANAGER MID CAP
                                                                                                   GROWTH*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (159,496) $  (153,607)
  Net realized gain (loss) on investments................................................     (95,994)    (564,513)
  Change in unrealized appreciation (depreciation) of investments........................    (706,750)   3,191,577
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................    (962,240)   2,473,457
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      28,263       38,211
   Transfers between funds including guaranteed interest account, net....................    (585,862)    (182,141)
   Transfers for contract benefits and terminations......................................  (1,169,950)    (868,897)
   Contract maintenance charges..........................................................     (40,663)     (39,845)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (1,768,212)  (1,052,672)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           1           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (2,730,451)   1,420,785
NET ASSETS -- BEGINNING OF PERIOD........................................................  12,058,266   10,637,481
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $ 9,327,815  $12,058,266
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................          --           --
  Redeemed...............................................................................          --           --
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................          --           --
                                                                                          ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................         107          150
  Redeemed...............................................................................        (260)        (257)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (153)        (107)
                                                                                          ===========  ===========

                                                                                            MULTIMANAGER MID CAP
                                                                                                   VALUE*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (178,322) $   (91,598)
  Net realized gain (loss) on investments................................................     120,145     (711,473)
  Change in unrealized appreciation (depreciation) of investments........................  (1,809,768)   3,455,767
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (1,867,945)   2,652,696
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      33,350       64,314
   Transfers between funds including guaranteed interest account, net....................      (3,995)  (1,139,597)
   Transfers for contract benefits and terminations......................................  (1,341,605)    (960,587)
   Contract maintenance charges..........................................................     (48,665)     (48,489)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (1,360,915)  (2,084,359)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          (1)          --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (3,228,861)     568,337
NET ASSETS -- BEGINNING OF PERIOD........................................................  13,600,607   13,032,270
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $10,371,746  $13,600,607
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................          --           --
  Redeemed...............................................................................          --           --
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................          --           --
                                                                                          ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................         122          107
  Redeemed...............................................................................        (218)        (270)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         (96)        (163)
                                                                                          ===========  ===========

                                                                                             MULTIMANAGER MULTI-
                                                                                                SECTOR BOND*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   924,807  $   497,041
  Net realized gain (loss) on investments................................................  (3,367,148)  (3,601,030)
  Change in unrealized appreciation (depreciation) of investments........................   3,886,397    5,173,264
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................   1,444,056    2,069,275
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     411,932      684,529
   Transfers between funds including guaranteed interest account, net....................     479,771    2,508,915
   Transfers for contract benefits and terminations......................................  (4,680,467)  (3,883,664)
   Contract maintenance charges..........................................................    (161,681)    (169,606)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (3,950,445)    (859,826)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.           1           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (2,506,388)   1,209,449
NET ASSETS -- BEGINNING OF PERIOD........................................................  41,354,939   40,145,490
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $38,848,551  $41,354,939
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................................          23           40
  Redeemed...............................................................................         (36)         (30)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         (13)          10
                                                                                          ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.................................................................................         149          210
  Redeemed...............................................................................        (273)        (251)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (124)         (41)
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                             MULTIMANAGER SMALL
                                                                                                 CAP GROWTH*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $   (65,845) $   (70,543)
  Net realized gain (loss) on investments................................................     533,736     (709,112)
  Change in unrealized appreciation (depreciation) of investments........................  (1,257,466)   1,905,977
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................    (789,575)   1,126,322
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................      86,364        9,471
   Transfers between funds including guaranteed interest account, net....................    (388,595)    (746,538)
   Transfers for contract benefits and terminations......................................    (470,720)    (519,496)
   Contract maintenance charges..........................................................     (17,886)     (19,951)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................    (790,837)  (1,276,514)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          --           --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (1,580,412)    (150,192)
NET ASSETS -- BEGINNING OF PERIOD........................................................   5,261,750    5,411,942
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $ 3,681,338  $ 5,261,750
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         130          217
  Redeemed...............................................................................        (229)        (399)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................         (99)        (182)
                                                                                          ===========  ===========

                                                                                           MULTIMANAGER SMALL CAP
                                                                                                   VALUE*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (149,573) $  (155,214)
  Net realized gain (loss) on investments................................................    (379,217)  (2,623,019)
  Change in unrealized appreciation (depreciation) of investments........................    (558,188)   5,207,530
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (1,086,978)   2,429,297
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     127,768       27,634
   Transfers between funds including guaranteed interest account, net....................    (912,699)    (902,432)
   Transfers for contract benefits and terminations......................................    (992,727)  (1,239,335)
   Contract maintenance charges..........................................................     (46,197)     (52,382)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (1,823,855)  (2,166,515)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          (1)          --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (2,910,834)     262,782
NET ASSETS -- BEGINNING OF PERIOD........................................................  12,449,559   12,186,777
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $ 9,538,725  $12,449,559
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................          30          209
  Redeemed...............................................................................        (143)        (362)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (113)        (153)
                                                                                          ===========  ===========

                                                                                                MULTIMANAGER
                                                                                                 TECHNOLOGY*
                                                                                          ------------------------
                                                                                              2011         2010
                                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................................................... $  (329,964) $  (330,336)
  Net realized gain (loss) on investments................................................   1,383,133      787,562
  Change in unrealized appreciation (depreciation) of investments........................  (2,362,306)   2,759,300
                                                                                          -----------  -----------
  Net Increase (decrease) in net assets from operations..................................  (1,309,137)   3,216,526
                                                                                          -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................................     137,223      100,274
   Transfers between funds including guaranteed interest account, net....................    (351,924)  (1,004,083)
   Transfers for contract benefits and terminations......................................  (2,084,360)  (1,606,029)
   Contract maintenance charges..........................................................     (82,357)     (81,255)
                                                                                          -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions.................  (2,381,418)  (2,591,093)
                                                                                          -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.          (4)          --
                                                                                          -----------  -----------

INCREASE (DECREASE) IN NET ASSETS........................................................  (3,690,559)     625,433
NET ASSETS -- BEGINNING OF PERIOD........................................................  23,614,817   22,989,384
                                                                                          -----------  -----------

NET ASSETS -- END OF PERIOD.............................................................. $19,924,258  $23,614,817
                                                                                          ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................................         389          630
  Redeemed...............................................................................        (595)        (893)
                                                                                          -----------  -----------
  Net Increase (Decrease)................................................................        (206)        (263)
                                                                                          ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(a)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010.
(b)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(c)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), (collectively, "The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology

     EQ ADVISORS TRUST*
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Frankin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers & Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond Index
 .   EQ/International Core PLUS
 .   EQ/International Equity Index/ (1)/
 .   EQ/International Value PLUS/(2)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth/(3)/
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth/(4)/

  (1)Formerly known as EQ/AllianceBernstein International
  (2)Formerly known as EQ/BlackRock International Value
  (3)Formerly known as EQ/International Growth
  (4)Formerly known as EQ/Wells Fargo Advantage Omega Growth

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of the Trust, as further described in Note 5 of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Concluded)

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Recent Accounting Standards:

   In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Account's financial statements and disclosures.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

2. Significant Accounting Policies (Concluded)


   Due To and Due From:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including the guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                        PURCHASES     SALES
                                       ----------- -----------
AXA AGGRESSIVE ALLOCATION............. $ 3,532,727 $ 5,220,212
AXA CONSERVATIVE ALLOCATION...........  18,247,238  14,619,493
AXA CONSERVATIVE-PLUS ALLOCATION......   8,688,353  11,573,927
AXA MODERATE ALLOCATION...............  23,771,809  33,529,551
AXA MODERATE-PLUS ALLOCATION..........  11,058,809  20,722,538
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   7,537,965  14,599,341
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..     676,534     586,325
EQ/BLACKROCK BASIC VALUE EQUITY.......   4,625,733  11,761,532
EQ/BOSTON ADVISORS EQUITY INCOME......   1,335,634   1,266,954
EQ/CALVERT SOCIALLY RESPONSIBLE.......     744,924     673,363
EQ/CAPITAL GUARDIAN RESEARCH..........   1,087,976   6,910,372
EQ/COMMON STOCK INDEX.................   5,118,235  31,816,901
EQ/CORE BOND INDEX....................   3,927,956   6,725,136
EQ/DAVIS NEW YORK VENTURE.............     506,355   1,175,201
EQ/EQUITY 500 INDEX...................   4,559,763   9,756,584
EQ/EQUITY GROWTH PLUS.................     593,970   7,475,664
EQ/FRANKLIN CORE BALANCED.............   3,468,503   3,902,213
EQ/FRANKLIN TEMPLETON ALLOCATION......   2,071,124   1,610,526
EQ/GAMCO MERGERS & ACQUISITIONS.......   1,993,850   1,446,111
EQ/GAMCO SMALL COMPANY VALUE..........   6,183,764   7,230,257
EQ/GLOBAL BOND PLUS...................   5,629,607   3,583,473
EQ/GLOBAL MULTI-SECTOR EQUITY.........   2,051,868  10,043,476
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   4,776,920  11,965,265
EQ/INTERNATIONAL CORE PLUS............   1,951,444   3,129,087
EQ/INTERNATIONAL EQUITY INDEX.........   3,431,899  10,625,281
EQ/INTERNATIONAL VALUE PLUS...........   1,967,153   6,182,252
EQ/JPMORGAN VALUE OPPORTUNITIES.......   1,472,828   3,517,879
EQ/LARGE CAP CORE PLUS................     560,549   1,233,084
EQ/LARGE CAP GROWTH INDEX.............   1,983,353   6,454,934
EQ/LARGE CAP GROWTH PLUS..............   4,202,513   7,347,779
EQ/LARGE CAP VALUE INDEX..............   4,274,198   1,783,314
EQ/LARGE CAP VALUE PLUS...............   2,652,706  26,539,783
EQ/LORD ABBETT LARGE CAP CORE.........   1,887,687   2,128,773
EQ/MFS INTERNATIONAL GROWTH...........   3,003,197   2,713,420
EQ/MID CAP INDEX......................   2,442,286   6,847,535
EQ/MID CAP VALUE PLUS.................   1,543,628  10,650,414
EQ/MONEY MARKET.......................  45,743,369  57,146,073
EQ/MONTAG & CALDWELL GROWTH...........   1,109,308   1,838,921
EQ/MORGAN STANLEY MID CAP GROWTH......  10,624,490  10,385,096
EQ/MUTUAL LARGE CAP EQUITY............     231,183     520,442
EQ/OPPENHEIMER GLOBAL.................   4,322,118   2,084,625
EQ/PIMCO ULTRA SHORT BOND.............   7,457,642  14,378,988
EQ/QUALITY BOND PLUS..................   2,673,240   5,039,010
EQ/SMALL COMPANY INDEX................   3,558,755   4,218,601
EQ/T. ROWE PRICE GROWTH STOCK.........   2,607,143   3,988,030
EQ/TEMPLETON GLOBAL EQUITY............     725,622     469,883
EQ/UBS GROWTH & INCOME................     550,274     274,179
EQ/VAN KAMPEN COMSTOCK................   1,149,192   1,367,226
EQ/WELLS FARGO OMEGA GROWTH...........   8,892,602   3,806,486
MULTIMANAGER AGGRESSIVE EQUITY........     872,830   6,332,328
MULTIMANAGER CORE BOND................  15,962,055  13,385,477
MULTIMANAGER INTERNATIONAL EQUITY.....   1,168,295   2,837,872

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Concluded)

                                    PURCHASES    SALES
                                    ---------- ----------
MULTIMANAGER LARGE CAP CORE EQUITY. $  494,233 $  914,002
MULTIMANAGER LARGE CAP VALUE.......    481,928  2,362,224
MULTIMANAGER MID CAP GROWTH........  1,267,052  3,194,759
MULTIMANAGER MID CAP VALUE.........  1,756,391  3,295,629
MULTIMANAGER MULTI-SECTOR BOND.....  6,416,477  9,442,114
MULTIMANAGER SMALL CAP GROWTH......  1,064,598  1,921,280
MULTIMANAGER SMALL CAP VALUE.......    500,102  2,473,531
MULTIMANAGER TECHNOLOGY............  4,582,731  7,294,117

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by The Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Class A shares of the Trusts continue to be purchased by Contracts in force prior to May 1, 1997. Effective January 1, 2012, Class A units of the Variable Investment Option, except EQ/Global Bond PLUS, will be charged a 12b-1 fee.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of The Trusts. AXA Equitable receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of The Trusts generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.13% to a high of 1.14% of the average daily net assets of the Portfolios of The Trusts. AXA Equitable, as investment manager of The Trusts, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index as well as a portion of EQ/Large Cap Value PLUS, EQ/Quantity Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

6. Reorganizations


   In 2011 and 2010, several fund reorganizations occurred within The Trusts. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of The Trusts (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of The Trusts (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2011 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

-------------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------------
 MAY 20, 2011                   EQ/CAPITAL GUARDIAN GROWTH       EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------
Shares -- Class B                  261,399                         3,120,468
Value -- Class B                $    13.86                       $     17.57
Net Assets Before Merger        $3,622,990                       $51,203,635
Net Assets After Merger         $       --                       $54,826,625
-------------------------------------------------------------------------------------------------
 MAY 20, 2011                   EQ/LORD ABBETT GROWTH AND INCOME EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------
Shares -- Class B                  391,544                         1,173,216
Value -- Class B                $    10.68                       $      5.61
Net Assets Before Merger        $4,181,691                       $ 2,400,051
Net Assets After Merger         $       --                       $ 6,581,742
-------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010             MULTIMANAGER LARGE CAP GROWTH    MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------
Shares -- Class A                       --                           273,387
Value -- Class A                $       --                       $     23.83
Shares -- Class B                  761,787                         1,175,564
Value -- Class B                $     7.72                       $     23.38
Net Assets Before Substitution  $5,880,998                       $28,118,495
Net Assets After Substitution   $       --                       $33,999,494

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:





                                                                       ASSET-BASED                 CURRENT   MAXIMUM
                                                        MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                        EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                        ------------- -------------- ------------ --------- ---------

Accumulator Advisor....................................     0.50%            --            --       0.50%     0.50%

Income Manager.........................................     0.90%          0.25%           --       1.15%     1.15%

Accumulator............................................     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on, or after March 1, 2000..........     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator Plus, Select, Elite........................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select issued on, or after August 13, 2001.     1.10%          0.25%         0.35%      1.70%     1.70%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                      AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                        -----------                     ---------------                   ------------

Charges for state premium and other  At time of transaction      Varies by state.                         Applied to an annuity
applicable taxes                                                                                          payout option

Annual Administrative charge         Annually on each            Depending on account value a charge of   Unit liquidation from
                                     Contract date anniversary.  $30 or Years 1 to 2 lesser of $30 or 2%  account value of account value

Variable Immediate Annuity payout    At time of transaction      $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                 account value

Withdrawal charge                    At time of transaction      LOW - During the first seven Contract    Unit liquidation from
                                                                 years, a charge is deducted from         account value
                                                                 amounts withdrawn that exceed 15% of
                                                                 account value. The charge begins at 7%
                                                                 and declines by 1% each year.

                                                                 HIGH - During the first nine contract
                                                                 years, a charge is deducted from
                                                                 amounts withdrawn that exceed 15% of
                                                                 account value. The charge begins at 8%
                                                                 and declines by 1% beginning in the
                                                                 third contract year.

BaseBuilder benefit charge           Annually on each contract   LOW 0.15% HIGH 0.45%                     Unit liquidation from
                                     date anniversary.                                                    account value

Protection Plus                      Annually on each contract   0.20%                                    Unit liquidation from
                                     date anniversary.                                                    account value

Guaranteed minimum death benefit     Annually on each contract   LOW 0.20% HIGH 0.35%                     Unit liquidation from
charge 6% rollup to age 80           date anniversary.                                                    account value

8. Accumulation Unit Values

   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.











                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
AXA AGGRESSIVE ALLOCATION
      Unit Value 1.15% to 1.60%*
2011  Lowest contract charges 1.15% Class B     $10.74            --             --          --        (8.60)%
      Highest contract charges 1.60% Class B    $10.36            --             --          --        (8.96)%
      All contract charges                          --         1,884        $19,864        1.22%          --
2010  Lowest contract charges 0.50% Class B     $12.29            --             --          --        12.53%
      Highest contract charges 1.70% Class B    $12.51            --             --          --        11.14%
      All contract charges                          --         2,086        $24,104        1.54%          --
2009  Lowest contract charges 0.50% Class B     $10.92            --             --          --        26.68%
      Highest contract charges 1.70% Class B    $11.26            --             --          --        25.00%
      All contract charges                          --         2,199        $22,790        1.01%          --
2008  Lowest contract charges 0.50% Class B     $ 8.62            --             --          --       (39.51)%
      Highest contract charges 1.70% Class B    $ 9.00            --             --          --       (40.20)%
      All contract charges                          --         2,124        $17,545        1.61%          --

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
AXA AGGRESSIVE ALLOCATION (CONTINUED)
2007  Lowest contract charges 0.50% Class B     $14.25            --              --         --         5.63%
      Highest contract charges 1.70% Class B    $15.05            --              --         --         4.30%
      All contract charges                          --         1,776        $ 24,464       2.52%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B     $11.71            --              --         --         0.69%
      Highest contract charges 1.70% Class B    $11.73            --              --         --         0.17%
      All contract charges                          --         4,498        $ 51,721       1.72%          --
2010  Lowest contract charges 0.50% Class B     $12.16            --              --         --         6.70%
      Highest contract charges 1.70% Class B    $11.71            --              --         --         5.41%
      All contract charges                          --         4,286        $ 49,040       2.36%          --
2009  Lowest contract charges 0.50% Class B     $11.40            --              --         --         9.30%
      Highest contract charges 1.70% Class B    $11.11            --              --         --         7.97%
      All contract charges                          --         3,682        $ 39,801       2.43%          --
2008  Lowest contract charges 0.50% Class B     $10.43            --              --         --       (11.46)%
      Highest contract charges 1.70% Class B    $10.29            --              --         --       (12.50)%
      All contract charges                          --         3,108        $ 31,022       5.44%          --
2007  Lowest contract charges 0.50% Class B     $11.78            --              --         --         5.27%
      Highest contract charges 1.70% Class B    $11.76            --              --         --         3.98%
      All contract charges                          --         1,631        $ 18,538       4.12%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B     $11.36            --              --         --        (1.82)%
      Highest contract charges 1.70% Class B    $11.56            --              --         --        (2.45)%
      All contract charges                          --         3,428        $ 38,113       1.45%          --
2010  Lowest contract charges 0.50% Class B     $12.11            --              --         --         8.48%
      Highest contract charges 1.70% Class B    $11.85            --              --         --         7.21%
      All contract charges                          --         3,766        $ 42,765       2.10%          --
2009  Lowest contract charges 0.50% Class B     $11.16            --              --         --        13.88%
      Highest contract charges 1.70% Class B    $11.05            --              --         --        12.53%
      All contract charges                          --         3,384        $ 35,734       1.97%          --
2008  Lowest contract charges 0.50% Class B     $ 9.80            --              --         --       (19.80)%
      Highest contract charges 1.70% Class B    $ 9.82            --              --         --       (20.81)%
      All contract charges                          --         2,909        $ 27,248       3.66%          --
2007  Lowest contract charges 0.50% Class B     $12.22            --              --         --         4.98%
      Highest contract charges 1.70% Class B    $12.40            --              --         --         3.68%
      All contract charges                          --         2,325        $     27       3.82%          --
AXA MODERATE ALLOCATION
      Unit Value 1.15%*
2011  1.15% Class A                             $52.70           476        $ 25,073       1.49%       (3.29)%
2010  1.15% Class A                             $54.49           521        $ 28,382       2.10%        8.91%
2009  1.15% Class A                             $50.03           572        $ 28,625       1.40%       15.97%
2008  1.15% Class A                             $43.14           542        $ 23,385       3.28%      (25.16)%
2007  1.15% Class A                             $57.64           570        $ 32,884       3.03%        5.30%
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $58.54            --              --         --        (2.89)%
      Highest contract charges 1.70% Class B    $42.73            --              --         --        (4.06)%
      All contract charges                          --         4,195        $193,006       1.49%          --
2010  Lowest contract charges 0.50% Class B     $60.28            --              --         --         9.35%
      Highest contract charges 1.70% Class B    $44.54            --              --         --         8.05%
      All contract charges                          --         4,480        $214,166       2.10%          --
2009  Lowest contract charges 0.50% Class B     $55.12            --              --         --        16.43%
      Highest contract charges 1.70% Class B    $41.22            --              --         --        15.01%
      All contract charges                          --         4,841        $213,482       1.40%          --

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
AXA MODERATE ALLOCATION (CONTINUED)
2008  Lowest contract charges 0.50% Class B     $47.34            --              --         --       (24.86)%
      Highest contract charges 1.70% Class B    $35.84            --              --         --       (25.75)%
      All contract charges                          --         5,218        $199,318       3.28%          --
2007  Lowest contract charges 0.50% Class B     $63.00            --              --         --         5.74%
      Highest contract charges 1.70% Class B    $48.27            --              --         --         4.46%
      All contract charges                          --         5,987        $307,011       3.03%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B     $11.26            --              --         --        (6.09)%
      Highest contract charges 1.70% Class B    $11.90            --              --         --        (6.59)%
      All contract charges                          --         8,687        $ 95,817       1.34%          --
2010  Lowest contract charges 0.50% Class B     $12.54            --              --         --        10.97%
      Highest contract charges 1.70% Class B    $12.74            --              --         --         9.64%
      All contract charges                          --         9,748        $114,722       1.69%          --
2009  Lowest contract charges 0.50% Class B     $11.30            --              --         --        21.37%
      Highest contract charges 1.70% Class B    $11.62            --              --         --        19.92%
      All contract charges                          --        10,142        $108,528       1.36%          --
2008  Lowest contract charges 0.50% Class B     $ 9.31            --              --         --       (32.14)%
      Highest contract charges 1.70% Class B    $ 9.69            --              --         --       (32.94)%
      All contract charges                          --        10,326        $ 91,875       2.22%          --
2007  Lowest contract charges 0.50% Class B     $13.72            --              --         --         5.86%
      Highest contract charges 1.70% Class B    $14.45            --              --         --         4.56%
      All contract charges                          --         9,641        $127,560       3.07%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 1.15%*
2011  1.15% Class A                             $21.02            83        $  1,750       0.00%       (1.55)%
2010  1.15% Class A                             $21.35           144        $  3,080       0.00%       32.03%
2009  1.15% Class A                             $16.17           107        $  1,734       0.02%       34.53%
2008  1.15% Class A                             $12.02           134        $  1,608         --       (45.19)%
2007  1.15% Class A                             $21.93           155        $  3,396         --        15.66%
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $22.33            --              --         --        (1.15)%
      Highest contract charges 1.70% Class B    $18.69            --              --         --        (2.35)%
      All contract charges                          --         2,466        $ 48,001       0.00%          --
2010  Lowest contract charges 0.50% Class B     $22.59            --              --         --        32.59%
      Highest contract charges 1.70% Class B    $19.14            --              --         --        31.00%
      All contract charges                          --         2,825        $ 56,145       0.00%          --
2009  Lowest contract charges 0.50% Class B     $17.04            --              --         --        35.02%
      Highest contract charges 1.70% Class B    $14.61            --              --         --        33.30%
      All contract charges                          --         3,170        $ 47,917       0.02%          --
2008  Lowest contract charges 0.50% Class B     $12.62            --              --         --       (44.94)%
      Highest contract charges 1.70% Class B    $10.96            --              --         --       (45.58)%
      All contract charges                          --         3,651        $ 41,271       0.00%          --
2007  Lowest contract charges 0.50% Class B     $22.92            --              --         --        16.11%
      Highest contract charges 1.70% Class B    $20.14            --              --         --        14.69%
      All contract charges                          --         4,332        $ 89,735       0.00%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 1.15% to 1.60%*
2011  Lowest contract charges 1.15% Class B     $ 8.96            --              --         --       (10.58)%
      Highest contract charges 1.60% Class B    $ 8.74            --              --         --       (11.09)%
      All contract charges                          --           154        $  1,366       0.15%          --
2010  Lowest contract charges 0.50% Class B     $10.31            --              --         --        23.63%
      Highest contract charges 1.70% Class B    $ 9.79            --              --         --        22.16%
      All contract charges                          --           141        $  1,399       0.18%          --

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------
                                                             UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ---------- -------------- ---------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE (CONTINUED)
2009    Lowest contract charges 0.50% Class B       $ 8.34            --              --         --        27.52%
        Highest contract charges 1.70% Class B      $ 8.01            --              --         --        25.94%
        All contract charges                            --           157        $  1,272       0.84%          --
2008    Lowest contract charges 0.50% Class B       $ 6.54            --              --         --       (33.67)%
        Highest contract charges 1.70% Class B      $ 6.36            --              --         --       (34.50)%
        All contract charges                            --           333        $  2,133       1.12%          --
2007    Lowest contract charges 0.50% Class B       $ 9.86            --              --         --        (9.12)%
        Highest contract charges 1.70% Class B      $ 9.71            --              --         --       (10.18)%
        All contract charges                            --           138        $  1,343       0.50%          --
EQ/BLACKROCK BASIC VALUE EQUITY
        Unit Value 0.50% to 1.70%*
2011    Lowest contract charges 0.50% Class B       $23.31            --              --         --        (3.60)%
        Highest contract charges 1.70% Class B      $19.51            --              --         --        (4.78)%
        All contract charges                            --         3,107        $ 63,356       1.18%          --
2010    Lowest contract charges 0.50% Class B       $24.18            --              --         --        11.74%
        Highest contract charges 1.70% Class B      $20.49            --              --         --        10.38%
        All contract charges                            --         3,438        $ 73,317       1.21%          --
2009    Lowest contract charges 0.50% Class B       $21.64            --              --         --        29.58%
        Highest contract charges 1.70% Class B      $18.56            --              --         --        28.09%
        All contract charges                            --         3,848        $ 74,155       2.58%          --
2008    Lowest contract charges 0.50% Class B       $16.70            --              --         --       (36.86)%
        Highest contract charges 1.70% Class B      $14.49            --              --         --       (37.65)%
        All contract charges                            --         4,204        $ 63,087       1.54%          --
2007    Lowest contract charges 0.50% Class B       $26.45            --              --         --         0.69%
        Highest contract charges 1.70% Class B      $23.24            --              --         --        (0.56)%
        All contract charges                            --         5,164        $123,863       0.99%          --
EQ/BOSTON ADVISORS EQUITY INCOME
        Unit Value 1.15% to 1.70%*
2011    Lowest contract charges 1.15% Class B       $ 5.87            --              --         --        (1.51)%
        Highest contract charges 1.70% Class B      $ 5.46            --              --         --        (1.97)%
        All contract charges                            --         1,184        $  6,720       1.94%          --
2010    Lowest contract charges 0.50% Class B       $ 6.45            --              --         --        15.21%
        Highest contract charges 1.70% Class B      $ 5.57            --              --         --        13.71%
        All contract charges                            --         1,176        $  6,791       2.39%          --
2009    Lowest contract charges 0.50% Class B       $ 5.60            --              --         --        10.89%
        Highest contract charges 1.70% Class B      $ 4.90            --              --         --         9.62%
        All contract charges                            --         1,324        $  6,698       2.23%          --
2008    Lowest contract charges 0.50% Class B       $ 5.05            --              --         --       (32.67)%
        Highest contract charges 1.70% Class B      $ 4.47            --              --         --       (33.38)%
        All contract charges                            --         1,651        $  7,626       2.27%          --
2007    Lowest contract charges 0.50% Class B       $ 7.50            --              --         --         3.31%
        Highest contract charges 1.70% Class B      $ 6.71            --              --         --         1.82%
        All contract charges                            --         1,719        $ 11,852       1.62%
EQ/CALVERT SOCIALLY RESPONSIBLE
        Unit Value 1.15% to 1.60%*
2011    Lowest contract charges 1.15% Class B       $ 7.85            --              --         --        (0.88)%
        Highest contract charges 1.60% Class B      $ 7.42            --              --         --        (1.33)%
        All contract charges                            --            80        $    604       0.38%          --
2010    Lowest contract charges 0.50% Class B       $ 8.54            --              --         --        11.89%
        Highest contract charges 1.70% Class B      $ 7.44            --              --         --        10.69%
        All contract charges                            --            72        $    545       0.05%          --
2009    Lowest contract charges 0.50% Class B       $ 7.63            --              --         --        30.20%
        Highest contract charges 1.70% Class B      $ 6.72            --              --         --        28.49%
        All contract charges                            --            86        $    595       0.24%          --
2008    Lowest contract charges 0.50% Class B       $ 5.86            --              --         --       (45.44)%
        Highest contract charges 1.70% Class B      $ 5.23            --              --         --       (46.14)%
        All contract charges                            --            93        $    497       0.25%          --

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE (CONTINUED)
2007  Lowest contract charges 0.50% Class B    $ 10.74            --              --         --        11.53%
      Highest contract charges 1.70% Class B   $  9.71            --              --         --        10.25%
      All contract charges                          --           110        $  1,097       0.21%          --
EQ/CAPITAL GUARDIAN RESEARCH (A)
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B    $ 13.22            --              --         --         3.44%
      Highest contract charges 1.70% Class B   $ 11.34            --              --         --         2.25%
      All contract charges                          --         2,740        $ 32,312       0.69%          --
2010  Lowest contract charges 0.50% Class B    $ 12.78            --              --         --        15.23%
      Highest contract charges 1.70% Class B   $ 11.09            --              --         --        13.88%
      All contract charges                          --         3,216        $ 36,969       0.72%          --
2009  Lowest contract charges 0.50% Class B    $ 11.09            --              --         --        30.78%
      Highest contract charges 1.70% Class B   $  9.74            --              --         --        29.18%
      All contract charges                          --         3,765        $ 37,886       1.11%          --
2008  Lowest contract charges 0.50% Class B    $  8.48            --              --         --       (39.94)%
      Highest contract charges 1.70% Class B   $  7.54            --              --         --       (40.68)%
      All contract charges                          --         4,480        $ 34,775       0.86%          --
2007  Lowest contract charges 0.50% Class B    $ 14.12            --              --         --         1.15%
      Highest contract charges 1.70% Class B   $ 12.71            --              --         --        (0.08)%
      All contract charges                          --         5,973        $ 77,900       1.06%          --
EQ/COMMON STOCK INDEX (K)
      Unit Value 1.15%*
2011  1.15% Class A                            $242.44           105        $ 25,574       1.25%       (0.37)%
2010  1.15% Class A                            $243.35           125        $ 30,304       1.28%       14.83%
2009  1.15% Class A                            $211.93           141        $ 29,896       1.73%       27.17%
2008  1.15% Class A                            $166.65           164        $ 27,251       1.55%      (44.31)%
2007  1.15% Class A                            $299.23           203        $ 60,734       0.95%        2.54%
EQ/COMMON STOCK INDEX (K)
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B    $295.27            --              --         --         0.03%
      Highest contract charges 1.70% Class B   $191.00            --              --         --        (1.17)%
      All contract charges                          --           713        $154,112       1.25%          --
2010  Lowest contract charges 0.50% Class B    $295.18            --              --         --        15.29%
      Highest contract charges 1.70% Class B   $193.27            --              --         --        13.90%
      All contract charges                          --           813        $177,023       1.28%          --
2009  Lowest contract charges 0.50% Class B    $256.03            --              --         --        27.68%
      Highest contract charges 1.70% Class B   $169.68            --              --         --        26.15%
      All contract charges                                       928        $176,620       1.73%          --
2008  Lowest contract charges 0.50% Class B    $200.52            --              --         --       (44.08)%
      Highest contract charges 1.70% Class B   $134.51            --              --         --       (44.76)%
      All contract charges                          --         1,053        $158,344       1.55%          --
2007  Lowest contract charges 0.50% Class B    $358.57            --              --         --         2.96%
      Highest contract charges 1.70% Class B   $243.48            --              --         --         1.71%
      All contract charges                          --         1,297        $351,552       0.95%          --
EQ/CORE BOND INDEX (I)
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B    $ 16.14            --              --         --         4.33%
      Highest contract charges 1.70% Class B   $ 13.62            --              --         --         3.03%
      All contract charges                          --         2,023        $ 28,620       1.82%          --
2010  Lowest contract charges 0.50% Class B    $ 15.47            --              --         --         5.26%
      Highest contract charges 1.70% Class B   $ 13.22            --              --         --         3.98%
      All contract charges                          --         2,233        $ 30,557       2.08%          --
2009  Lowest contract charges 0.50% Class B    $ 14.70            --              --         --         2.15%
      Highest contract charges 1.70% Class B   $ 12.71            --              --         --         0.95%
      All contract charges                          --         2,518        $ 33,039       2.48%          --

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                          UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                               ---------- ----------------- ---------- -------------- ---------
EQ/CORE BOND INDEX (I) (CONTINUED)
2008  Lowest contract charges 0.50% Class B      $14.39            --              --         --        (9.38)%
      Highest contract charges 1.70% Class B     $12.59            --              --         --       (10.52)%
      All contract charges                           --         2,561        $ 33,222       3.69%          --
2007  Lowest contract charges 0.50% Class B      $15.88            --              --         --         2.58%
      Highest contract charges 1.70% Class B     $14.07            --              --         --         1.37%
      All contract charges                           --         3,901        $ 56,331       4.18%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B      $ 9.13            --              --         --        (5.78)%
      Highest contract charges 1.70% Class B     $ 8.87            --              --         --        (6.24)%
      All contract charges                           --           488        $  4,408       0.29%          --
2010  Lowest contract charges 0.50% Class B      $ 9.97            --              --         --        11.26%
      Highest contract charges 1.70% Class B     $ 9.46            --              --         --         9.87%
      All contract charges                           --           555        $  5,324       0.79%          --
2009  Lowest contract charges 0.50% Class B      $ 8.96            --              --         --        31.96%
      Highest contract charges 1.70% Class B     $ 8.61            --              --         --        30.45%
      All contract charges                           --           646        $  5,622       1.73%          --
2008  Lowest contract charges 0.50% Class B      $ 6.79            --              --         --       (39.54)%
      Highest contract charges 1.70% Class B     $ 6.60            --              --         --       (40.27)%
      All contract charges                           --           684        $  4,548       0.55%          --
2007  Lowest contract charges 0.50% Class B      $11.23            --              --         --         3.23%
      Highest contract charges 1.70% Class B     $11.05            --              --         --         1.94%
      All contract charges                                        528        $  5,854       0.58%          --
EQ/EQUITY 500 INDEX
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B      $27.91            --              --         --         0.36%
      Highest contract charges 1.70% Class B     $25.27            --              --         --        (0.20)%
      All contract charges                           --         2,284        $ 60,909       1.45%          --
2010  Lowest contract charges 0.50% Class B      $31.06            --              --         --        13.81%
      Highest contract charges 1.70% Class B     $25.32            --              --         --        12.44%
      All contract charges                           --         2,476        $ 65,960       1.35%          --
2009  Lowest contract charges 0.50% Class B      $27.29            --              --         --        25.24%
      Highest contract charges 1.70% Class B     $22.52            --              --         --        23.74%
      All contract charges                           --         2,851        $ 67,293       1.88%          --
2008  Lowest contract charges 0.50% Class B      $21.79            --              --         --       (37.64)%
      Highest contract charges 1.70% Class B     $18.20            --              --         --       (38.39)%
      All contract charges                           --         3,111        $ 59,174       1.59%          --
2007  Lowest contract charges 0.50% Class B      $34.94            --              --         --         4.42%
      Highest contract charges 1.70% Class B     $29.54            --              --         --         3.14%
      All contract charges                           --         3,801        $116,961       1.24%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B      $15.79            --              --         --        (6.68)%
      Highest contract charges 1.70% Class B     $13.93            --              --         --        (7.75)%
      All contract charges                           --         1,861        $ 26,739       0.25%          --
2010  Lowest contract charges 0.50% Class B      $16.92            --              --         --        14.68%
      Highest contract charges 1.70% Class B     $15.10            --              --         --        13.31%
      All contract charges                           --         2,287        $ 35,492       0.28%          --
2009  Lowest contract charges 0.50% Class B      $14.75            --              --         --        27.16%
      Highest contract charges 1.70% Class B     $13.33            --              --         --        25.64%
      All contract charges                           --         2,796        $ 38,192       0.80%          --

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------
                                                             UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ---------- -------------- ---------
EQ/EQUITY GROWTH PLUS (CONTINUED)
2008  Lowest contract charges 0.50% Class B         $11.60            --             --          --       (40.57)%
      Highest contract charges 1.70% Class B        $10.61            --             --          --       (41.32)%
      All contract charges                              --         3,497        $37,939        0.88%          --
2007  Lowest contract charges 0.50% Class B         $19.52            --             --          --        13.49%
      Highest contract charges 1.70% Class B        $18.08            --             --          --        12.09%
      All contract charges                              --         3,964        $72,987        0.17%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B         $ 9.97            --             --          --        (0.99)%
      Highest contract charges 1.70% Class B        $ 9.68            --             --          --        (1.53)%
      All contract charges                              --         1,484        $14,576        3.35%          --
2010  Lowest contract charges 0.50% Class B         $10.36            --             --          --        10.72%
      Highest contract charges 1.70% Class B        $ 9.83            --             --          --         9.40%
      All contract charges                              --         1,556        $15,491        2.93%          --
2009  Lowest contract charges 0.50% Class B         $ 9.36            --             --          --        30.00%
      Highest contract charges 1.70% Class B        $ 8.99            --             --          --        28.25%
      All contract charges                              --         1,859        $16,864        5.87%          --
2008  Lowest contract charges 0.50% Class B         $ 7.20            --             --          --       (32.20)%
      Highest contract charges 1.70% Class B        $ 7.01            --             --          --       (32.92)%
      All contract charges                              --         1,959        $13,811        5.97%          --
2007  Lowest contract charges 0.50% Class B         $10.62            --             --          --         1.53%
      Highest contract charges 1.70% Class B        $10.45            --             --          --         0.29%
      All contract charges                              --         2,107        $22,106        3.79%          --
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 1.15% to 1.60%*
2011  Lowest contract charges 1.15% Class B (e)     $ 7.78            --             --          --        (5.58)%
      Highest contract charges 1.60% Class B (e)    $ 7.62            --             --          --        (5.93)%
      All contract charges                              --           770        $ 5,916        1.84%          --
2010  Lowest contract charges 0.50% Class B (e)     $ 8.43            --             --          --         9.83%
      Highest contract charges 1.70% Class B (e)    $ 8.07            --             --          --         8.49%
      All contract charges                              --           723        $ 5,898        2.14%          --
2009  Lowest contract charges 0.50% Class B (e)     $ 7.68            --             --          --        27.79%
      Highest contract charges 1.70% Class B (e)    $ 7.44            --             --          --        26.32%
      All contract charges                              --           721        $ 5,402        2.56%          --
2008  Lowest contract charges 0.50% Class B (e)     $ 6.01            --             --          --       (37.20)%
      Highest contract charges 1.70% Class B (e)    $ 5.89            --             --          --       (37.93)%
      All contract charges                              --           659        $ 3,902        4.13%          --
2007  Lowest contract charges 0.50% Class B (e)     $ 9.57            --             --          --        (4.30)%
      Highest contract charges 1.70% Class B (e)    $ 9.49            --             --          --        (5.10)%
      All contract charges                              --           472        $ 4,489        1.96%          --
EQ/GAMCO MERGERS & ACQUISITIONS
      Unit Value 0.50% to 1.70%
2011  Lowest contract charges 0.50% Class B         $13.28            --             --          --         0.84%
      Highest contract charges 1.70% Class B        $12.25            --             --          --        (0.41)%
      All contract charges                              --           545        $ 6,846        0.18%          --
2010  Lowest contract charges 0.50% Class B         $13.17            --             --          --         9.04%
      Highest contract charges 1.70% Class B        $12.30            --             --          --         7.77%
      All contract charges                              --           516        $ 6,477        0.00%          --
2009  Lowest contract charges 0.50% Class B         $12.08            --             --          --        16.04%
      Highest contract charges 1.70% Class B        $11.41            --             --          --        14.67%
      All contract charges                              --           470        $ 5,450        0.00%          --

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
EQ/GAMCO MERGERS & ACQUISITIONS (CONTINUED)
2008  Lowest contract charges 0.50% Class B     $10.41            --              --         --       (14.25)%
      Highest contract charges 1.70% Class B    $ 9.95            --              --         --       (15.32)%
      All contract charges                          --           447        $  4,504       0.44%          --
2007  Lowest contract charges 0.50% Class B     $12.14            --              --         --         2.97%
      Highest contract charges 1.70% Class B    $11.75            --              --         --         1.64%
      All contract charges                          --           601        $  7,151       0.49%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $43.10            --              --         --        (3.99)%
      Highest contract charges 1.70% Class B    $32.44            --              --         --        (5.15)%
      All contract charges                          --           909        $ 31,875       0.07%          --
2010  Lowest contract charges 0.50% Class B     $44.89            --              --         --        31.98%
      Highest contract charges 1.70% Class B    $34.20            --              --         --        30.37%
      All contract charges                          --           940        $ 34,567       0.36%          --
2009  Lowest contract charges 0.50% Class B     $34.01            --              --         --        40.71%
      Highest contract charges 1.70% Class B    $26.23            --              --         --        39.08%
      All contract charges                          --           898        $ 25,260       0.44%          --
2008  Lowest contract charges 0.50% Class B     $24.17            --              --         --       (30.98)%
      Highest contract charges 1.70% Class B    $18.86            --              --         --       (31.84)%
      All contract charges                          --           840        $ 16,988       0.58%          --
2007  Lowest contract charges 0.50% Class B     $35.02            --              --         --         8.72%
      Highest contract charges 1.70% Class B    $27.67            --              --         --         7.41%
      All contract charges                          --           792        $ 23,223       0.47%          --
EQ/GLOBAL BOND PLUS
      Unit Value 1.15% to 1.60%*
2011  Lowest contract charges 1.15% Class B     $12.40            --              --         --         3.25%
      Highest contract charges 1.60% Class B    $12.05            --              --         --         2.73%
      All contract charges                          --         1,413        $ 17,259       3.48%          --
2010  Lowest contract charges 0.50% Class B     $12.43            --              --         --         5.80%
      Highest contract charges 1.70% Class B    $11.67            --              --         --         4.54%
      All contract charges                          --         1,277        $ 15,159       2.76%          --
2009  Lowest contract charges 0.50% Class B     $11.75            --              --         --         1.47%
      Highest contract charges 1.70% Class B    $11.16            --              --         --         0.18%
      All contract charges                          --         1,267        $ 13,347       0.79%          --
2008  Lowest contract charges 0.50% Class B     $11.58            --              --         --         5.95%
      Highest contract charges 1.70% Class B    $11.14            --              --         --         4.70%
      All contract charges                          --         1,470        $ 16,556      16.15%          --
2007  Lowest contract charges 0.50% Class B     $10.93            --              --         --         8.76%
      Highest contract charges 1.70% Class B    $10.64            --              --         --         7.47%
      All contract charges                          --           983        $ 10,635       4.53%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $17.70            --              --         --       (12.72)%
      Highest contract charges 1.70% Class B    $14.86            --              --         --       (13.86)%
      All contract charges                          --         2,825        $ 43,806       1.68%          --
2010  Lowest contract charges 0.50% Class B     $20.28            --              --         --        10.89%
      Highest contract charges 1.70% Class B    $17.25            --              --         --         9.57%
      All contract charges                          --         3,296        $ 59,101       1.07%          --
2009  Lowest contract charges 0.50% Class B     $18.29            --              --         --        49.31%
      Highest contract charges 1.70% Class B    $15.74            --              --         --        47.52%
      All contract charges                          --         3,939        $ 64,296       1.27%          --
2008  Lowest contract charges 0.50% Class B     $12.25            --              --         --       (57.55)%
      Highest contract charges 1.70% Class B    $10.67            --              --         --       (58.07)%
      All contract charges                          --         4,221        $ 46,562       0.13%          --
2007  Lowest contract charges 0.50% Class B     $28.86            --              --         --        41.26%
      Highest contract charges 1.70% Class B    $25.45            --              --         --        39.61%
      All contract charges                          --         5,020        $131,723         --           --

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 1.15%*
2011  1.15% Class A                             $22.74            99        $ 2,245        0.40%        4.36%
2010  1.15% Class A                             $21.79           108        $ 2,352        1.12%        3.27%
2009  1.15% Class A                             $21.10           127        $ 2,687        0.94%       (3.17)%
2008  1.15% Class A                             $21.79           204        $ 4,453        2.98%        2.69%
2007  1.15% Class A                             $21.22           205        $ 4,343        4.03%        5.89%
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $25.11            --             --          --         4.76%
      Highest contract charges 1.70% Class B    $19.52            --             --          --         3.50%
      All contract charges                          --         2,204        $45,111        0.40%          --
2010  Lowest contract charges 0.50% Class B     $23.97            --             --          --         3.71%
      Highest contract charges 1.70% Class B    $18.86            --             --          --         2.45%
      All contract charges                          --         2,529        $49,867        1.12%          --
2009  Lowest contract charges 0.50% Class B     $23.11            --             --          --        (2.78)%
      Highest contract charges 1.70% Class B    $18.41            --             --          --        (3.91)%
      All contract charges                          --         3,035        $58,250        0.94%          --
2008  Lowest contract charges 0.50% Class B     $23.77            --             --          --         3.08%
      Highest contract charges 1.70% Class B    $19.16            --             --          --         1.81%
      All contract charges                          --         3,845        $76,626        2.98%          --
2007  Lowest contract charges 0.50% Class B     $23.06            --             --          --         6.32%
      Highest contract charges 1.70% Class B    $18.82            --             --          --         5.02%
      All contract charges                          --         4,615        $90,022        4.03%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.60%*
2011  Lowest contract charges 0.50% Class B     $11.80            --             --          --       (17.37)%
      Highest contract charges 1.60% Class B    $10.25            --             --          --       (18.26)%
      All contract charges                          --         1,057        $11,283        2.67%          --
2010  Lowest contract charges 0.50% Class B     $14.28            --             --          --         8.66%
      Highest contract charges 1.70% Class B    $12.39            --             --          --         7.39%
      All contract charges                          --         1,171        $15,187        1.70%          --
2009  Lowest contract charges 0.50% Class B     $13.14            --             --          --        34.63%
      Highest contract charges 1.70% Class B    $11.54            --             --          --        32.95%
      All contract charges                          --         1,398        $16,755        3.17%          --
2008  Lowest contract charges 0.50% Class B     $ 9.76            --             --          --       (45.11)%
      Highest contract charges 1.70% Class B    $ 8.68            --             --          --       (45.78)%
      All contract charges                          --         1,350        $12,153        1.39%          --
2007  Lowest contract charges 0.50% Class B     $17.78            --             --          --        14.64%
      Highest contract charges 1.70% Class B    $16.01            --             --          --        13.31%
      All contract charges                          --         1,518        $25,426        0.39%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 1.15%*
2011  1.15% Class A                             $11.95           534        $ 6,381        2.76%      (13.03)%
2010  1.15% Class A                             $13.74           617        $ 8,484        2.20%        4.24%
2009  1.15% Class A                             $13.18           699        $ 9,205        2.36%       26.00%
2008  1.15% Class A                             $10.46           815        $ 8,523        2.56%      (51.17)%
2007  1.15% Class A                             $21.42           978        $20,944        1.24%       10.70%
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $12.85            --             --          --       (12.59)%
      Highest contract charges 1.70% Class B    $10.48            --             --          --       (13.74)%
      All contract charges                          --         4,426        $48,604        2.76%          --
2010  Lowest contract charges 0.50% Class B     $14.70            --             --          --         4.65%
      Highest contract charges 1.70% Class B    $12.15            --             --          --         3.46%
      All contract charges                          --         4,978        $63,154        2.20%          --

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2009  Lowest contract charges 0.50% Class B     $14.05            --             --          --        26.46%
      Highest contract charges 1.70% Class B    $11.74            --             --          --        24.89%
      All contract charges                          --         5,769        $70,498        2.36%          --
2008  Lowest contract charges 0.50% Class B     $11.11            --             --          --       (50.95)%
      Highest contract charges 1.70% Class B    $ 9.40            --             --          --       (51.57)%
      All contract charges                          --         6,676        $65,108        2.56%          --
2007  Lowest contract charges 0.50% Class B     $22.65            --             --          --        11.14%
      Highest contract charges 1.70% Class B    $19.41            --             --          --         9.85%
      All contract charges                          --         8,005        $   161        1.24%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B     $16.03            --             --          --       (17.16)%
      Highest contract charges 1.70% Class B    $14.77            --             --          --       (17.62)%
      All contract charges                          --         1,666        $25,719        1.89%          --
2010  Lowest contract charges 0.50% Class B     $21.16            --             --          --         5.55%
      Highest contract charges 1.70% Class B    $17.93            --             --          --         4.29%
      All contract charges                          --         1,904        $35,599        0.73%          --
2009  Lowest contract charges 0.50% Class B     $20.05            --             --          --        29.61%
      Highest contract charges 1.70% Class B    $17.19            --             --          --        28.00%
      All contract charges                          --         2,144        $38,323        1.96%          --
2008  Lowest contract charges 0.50% Class B     $15.47            --             --          --       (43.29)%
      Highest contract charges 1.70% Class B    $13.43            --             --          --       (43.97)%
      All contract charges                          --         2,498        $34,788        2.01%          --
2007  Lowest contract charges 0.50% Class B     $27.28            --             --          --         9.65%
      Highest contract charges 1.70% Class B    $23.97            --             --          --         8.31%
      All contract charges                          --         3,268        $80,889        1.75%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B     $12.96            --             --          --        (6.29)%
      Highest contract charges 1.70% Class B    $11.94            --             --          --        (6.86)%
      All contract charges                          --         1,117        $14,034        1.00%          --
2010  Lowest contract charges 0.50% Class B     $15.13            --             --          --        11.74%
      Highest contract charges 1.70% Class B    $12.82            --             --          --        10.40%
      All contract charges                          --         1,272        $17,095        1.30%          --
2009  Lowest contract charges 0.50% Class B     $13.54            --             --          --        31.71%
      Highest contract charges 1.70% Class B    $11.61            --             --          --        30.01%
      All contract charges                          --         1,358        $16,484        1.42%          --
2008  Lowest contract charges 0.50% Class B     $10.28            --             --          --       (40.09)%
      Highest contract charges 1.70% Class B    $ 8.93            --             --          --       (40.78)%
      All contract charges                          --         1,563        $14,524        1.76%          --
2007  Lowest contract charges 0.50% Class B     $17.16            --             --          --        (1.72)%
      Highest contract charges 1.70% Class B    $15.08            --             --          --        (2.90)%
      All contract charges                          --         1,918        $30,002        1.29%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.50% to 1.60%*
2011  Lowest contract charges 0.50% Class B     $ 9.94            --             --          --        (4.70)%
      Highest contract charges 1.60% Class B    $ 8.60            --             --          --        (5.81)%
      All contract charges                          --           494        $ 4,338        1.01%          --
2010  Lowest contract charges 0.50% Class B     $10.43            --             --          --        13.63%
      Highest contract charges 1.70% Class B    $ 9.02            --             --          --        12.30%
      All contract charges                          --           580        $ 5,382        0.98%          --
2009  Lowest contract charges 0.50% Class B     $ 9.18            --             --          --        25.93%
      Highest contract charges 1.70% Class B    $ 8.03            --             --          --        24.30%
      All contract charges                          --           654        $ 5,395        4.18%          --

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
EQ/LARGE CAP CORE PLUS (CONTINUED)
2008  Lowest contract charges 0.50% Class B     $ 7.29            --             --          --       (37.75)%
      Highest contract charges 1.70% Class B    $ 6.46            --             --          --       (38.48)%
      All contract charges                          --           778        $ 5,152        0.32%          --
2007  Lowest contract charges 0.50% Class B     $11.71            --             --          --         3.35%
      Highest contract charges 1.70% Class B    $10.50            --             --          --         2.14%
      All contract charges                          --           941        $10,092        1.11%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B     $ 7.87            --             --          --         1.16%
      Highest contract charges 1.70% Class B    $ 7.33            --             --          --         0.55%
      All contract charges                          --         5,249        $39,773        0.85%          --
2010  Lowest contract charges 0.50% Class B     $ 8.40            --             --          --        15.34%
      Highest contract charges 1.70% Class B    $ 7.29            --             --          --        14.04%
      All contract charges                          --         5,800        $43,550        0.94%          --
2009  Lowest contract charges 0.50% Class B     $ 7.28            --             --          --        35.57%
      Highest contract charges 1.70% Class B    $ 6.39            --             --          --        33.68%
      All contract charges                          --         6,796        $44,637        2.07%          --
2008  Lowest contract charges 0.50% Class B     $ 5.37            --             --          --       (36.60)%
      Highest contract charges 1.70% Class B    $ 4.78            --             --          --       (37.27)%
      All contract charges                          --         7,550        $36,927        0.13%          --
2007  Lowest contract charges 0.50% Class B     $ 8.47            --             --          --        13.39%
      Highest contract charges 1.70% Class B    $ 7.62            --             --          --        12.06%
      All contract charges                          --         9,142        $71,185        0.00%          --
EQ/LARGE CAP GROWTH PLUS (O)
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $16.98            --             --          --        (4.12)%
      Highest contract charges 1.70% Class B    $14.21            --             --          --        (5.27)%
      All contract charges                          --         3,101        $46,147        0.39%          --
2010  Lowest contract charges 0.50% Class B     $17.71            --             --          --        13.90%
      Highest contract charges 1.70% Class B    $15.00            --             --          --        12.48%
      All contract charges                          --         3,267        $51,178        0.37%          --
2009  Lowest contract charges 0.50% Class B     $15.55            --             --          --        34.17%
      Highest contract charges 1.70% Class B    $13.34            --             --          --        32.60%
      All contract charges                          --         3,708        $51,466        1.26%          --
2008  Lowest contract charges 0.50% Class B     $11.59            --             --          --       (38.55)%
      Highest contract charges 1.70% Class B    $10.06            --             --          --       (39.29)%
      All contract charges                          --         4,156        $43,404        0.10%          --
2007  Lowest contract charges 0.50% Class B     $18.86            --             --          --        15.07%
      Highest contract charges 1.70% Class B    $16.57            --             --          --        13.65%
      All contract charges                          --         4,958        $85,014        0.34%          --
EQ/LARGE CAP VALUE INDEX (P)
      Unit Value 1.15% to 1.70%
2011  Lowest contract charges 1.15% Class B     $ 5.88            --             --          --        (1.51)%
      Highest contract charges 1.70% Class B    $ 5.68            --             --          --        (2.07)%
      All contract charges                          --           909        $ 5,289        1.76%          --
2010  Lowest contract charges 0.50% Class B     $ 6.18            --             --          --        14.00%
      Highest contract charges 1.70% Class B    $ 5.80            --             --          --        12.58%
      All contract charges                          --           440        $ 2,612        1.44%          --
2009  Lowest contract charges 0.50% Class B     $ 5.42            --             --          --        18.60%
      Highest contract charges 1.70% Class B    $ 5.15            --             --          --        17.31%
      All contract charges                          --           486        $ 2,551        9.32%          --
2008  Lowest contract charges 0.50% Class B     $ 4.57            --             --          --       (56.93)%
      Highest contract charges 1.70% Class B    $ 4.39            --             --          --       (57.46)%
      All contract charges                          --           341        $ 1,523        0.72%          --
2007  Lowest contract charges 0.50% Class B     $10.61            --             --          --        (6.35)%
      Highest contract charges 1.70% Class B    $10.32            --             --          --        (7.61)%
      All contract charges                          --           706        $ 7,423          --           --

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
EQ/LARGE CAP VALUE PLUS (D)
      Unit Value 1.15%*
2011  1.15% Class A (f)                         $ 6.39         1,939        $ 12,393       1.10%       (5.89)%
2010  1.15% Class A (f)                         $ 6.79         2,235        $ 15,174       1.13%       11.67%
2009  1.15% Class A (f)                         $ 6.08         2,585        $ 15,729       2.13%       19.22%
2008  1.15% Class A (f)                         $ 5.10         3,136        $ 15,999       2.68%      (43.71)%
2007  1.15% Class A (f)                         $ 9.06         4,100        $ 37,131       2.27%       (9.40)%
EQ/LARGE CAP VALUE PLUS (D)
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $13.18            --              --         --        (5.52)%
      Highest contract charges 1.70% Class B    $11.12            --              --         --        (6.63)%
      All contract charges                          --        12,814        $128,303       1.10%          --
2010  Lowest contract charges 0.50% Class B     $13.95            --              --         --        12.14%
      Highest contract charges 1.70% Class B    $11.91            --              --         --        10.73%
      All contract charges                          --        14,835        $158,669       1.13%          --
2009  Lowest contract charges 0.50% Class B     $12.44            --              --         --        19.85%
      Highest contract charges 1.70% Class B    $10.76            --              --         --        18.37%
      All contract charges                          --        17,198        $165,754       2.13%          --
2008  Lowest contract charges 0.50% Class B     $10.38            --              --         --       (43.62)%
      Highest contract charges 1.70% Class B    $ 9.09            --              --         --       (44.27)%
      All contract charges                          --        20,212        $164,159       2.68%          --
2007  Lowest contract charges 0.50% Class B     $18.41            --              --         --        (5.05)%
      Highest contract charges 1.70% Class B    $16.31            --              --         --        (6.16)%
      All contract charges                          --        26,493        $387,603       2.27%          --
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 1.15% to 1.70%
2011  Lowest contract charges 1.15% Class B     $11.12            --              --         --        (9.52)%
      Highest contract charges 1.70% Class B    $10.71            --              --         --       (10.08)%
      All contract charges                          --           393        $  4,297       0.66%          --
2010  Lowest contract charges 0.50% Class B     $12.76            --              --         --        13.40%
      Highest contract charges 1.70% Class B    $11.91            --              --         --        12.04%
      All contract charges                          --           416        $  5,048       0.41%          --
2009  Lowest contract charges 0.50% Class B     $11.25            --              --         --        24.86%
      Highest contract charges 1.70% Class B    $10.63            --              --         --        23.32%
      All contract charges                          --           355        $  3,825       0.70%          --
2008  Lowest contract charges 0.50% Class B     $ 9.01            --              --         --       (31.27)%
      Highest contract charges 1.70% Class B    $ 8.62            --              --         --       (32.13)%
      All contract charges                          --           276        $  2,408       1.29%          --
2007  Lowest contract charges 0.50% Class B     $13.11            --              --         --        10.08%
      Highest contract charges 1.70% Class B    $12.70            --              --         --         8.83%
      All contract charges                          --           138        $  1,764       0.78%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 1.15% to 1.60%
2011  Lowest contract charges 1.15% Class B     $13.19            --              --         --       (11.77)%
      Highest contract charges 1.60% Class B    $12.80            --              --         --       (12.15)%
      All contract charges                          --           786        $ 10,197       0.66%          --
2010  Lowest contract charges 0.50% Class B     $15.51            --              --         --        14.40%
      Highest contract charges 1.70% Class B    $14.48            --              --         --        12.97%
      All contract charges                          --           778        $ 11,470       0.94%          --
2009  Lowest contract charges 0.50% Class B     $13.56            --              --         --        36.56%
      Highest contract charges 1.70% Class B    $12.82            --              --         --        34.95%
      All contract charges                          --           661        $  8,589       1.32%          --

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
EQ/MFS INTERNATIONAL GROWTH (CONTINUED)
2008  Lowest contract charges 0.50% Class B     $ 9.93            --              --         --       (40.61)%
      Highest contract charges 1.70% Class B    $ 9.50            --              --         --       (41.29)%
      All contract charges                          --           556        $  5,339       0.97%          --
2007  Lowest contract charges 0.50% Class B     $16.72            --              --         --        15.63%
      Highest contract charges 1.70% Class B    $16.18            --              --         --        14.18%
      All contract charges                          --           478        $  7,804       0.67%          --
EQ/MID CAP INDEX
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $12.13            --              --         --        (2.88)%
      Highest contract charges 1.70% Class B    $10.57            --              --         --        (4.08)%
      All contract charges                          --         2,470        $ 26,853       0.60%          --
2010  Lowest contract charges 0.50% Class B     $12.49            --              --         --        25.05%
      Highest contract charges 1.70% Class B    $11.02            --              --         --        23.55%
      All contract charges                          --         2,835        $ 32,027       0.71%          --
2009  Lowest contract charges 0.50% Class B     $ 9.99            --              --         --        35.73%
      Highest contract charges 1.70% Class B    $ 8.92            --              --         --        33.93%
      All contract charges                          --         3,355        $ 30,585       1.04%          --
2008  Lowest contract charges 0.50% Class B     $ 7.36            --              --         --       (49.55)%
      Highest contract charges 1.70% Class B    $ 6.66            --              --         --       (50.11)%
      All contract charges                          --         3,909        $ 26,540       0.78%          --
2007  Lowest contract charges 0.50% Class B     $14.59            --              --         --         7.44%
      Highest contract charges 1.70% Class B    $13.35            --              --         --         6.21%
      All contract charges                          --         4,894        $ 66,595         --           --
EQ/MID CAP VALUE PLUS (G)
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $16.67            --              --         --        (9.84)%
      Highest contract charges 1.70% Class B    $13.95            --              --         --       (10.98)%
      All contract charges                          --         3,515        $ 51,129       0.82%          --
2010  Lowest contract charges 0.50% Class B     $18.49            --              --         --        21.82%
      Highest contract charges 1.70% Class B    $15.67            --              --         --        20.42%
      All contract charges                          --         4,067        $ 66,195       0.97%          --
2009  Lowest contract charges 0.50% Class B     $15.18            --              --         --        35.17%
      Highest contract charges 1.70% Class B    $13.01            --              --         --        33.57%
      All contract charges                          --         4,774        $ 64,362       1.12%          --
2008  Lowest contract charges 0.50% Class B     $11.23            --              --         --       (39.85)%
      Highest contract charges 1.70% Class B    $ 9.74            --              --         --       (40.61)%
      All contract charges                          --         5,140        $ 51,712       1.30%          --
2007  Lowest contract charges 0.50% Class B     $18.67            --              --         --        (2.10)%
      Highest contract charges 1.70% Class B    $16.40            --              --         --        (3.30)%
      All contract charges                          --         6,755        $114,184       0.93%          --
EQ/MONEY MARKET
      Unit Value 1.15%*
2011  1.15% Class A                             $32.24           157        $  5,064       0.01%       (1.16)%
2010  1.15% Class A                             $32.62           201        $  6,563       0.01%       (1.07)%
2009  1.15% Class A                             $32.97           241        $  7,957       0.02%       (0.84)%
2008  1.15% Class A                             $33.25           335        $  1,107       2.05%        1.19%
2007  1.15% Class A                             $32.86           259        $  8,522       4.62%        3.76%
EQ/MONEY MARKET
      Unit Value 0.00% to 1.70%*
2011  Lowest contract charges 0.00% Class B     $44.43            --              --         --         0.00%
      Highest contract charges 1.70% Class B    $26.36            --              --         --        (1.72)%
      All contract charges                          --         2,091        $ 59,953       0.01%          --

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                          UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                               ---------- ----------------- ---------- -------------- ---------
EQ/MONEY MARKET (CONTINUED)
2010  Lowest contract charges 0.00% Class B      $44.43            --              --         --         0.00%
      Highest contract charges 1.70% Class B     $26.82            --              --         --        (1.70)%
      All contract charges                           --         2,397        $ 69,864       0.01%          --
2009  Lowest contract charges 0.00% Class B      $44.43            --              --         --        13.30%
      Highest contract charges 1.70% Class B     $27.28            --              --         --        (1.69)%
      All contract charges                           --         3,113        $ 91,745       0.02%          --
2008  Lowest contract charges 0.00% Class B      $44.43            --              --         --         2.11%
      Highest contract charges 1.70% Class B     $27.75            --              --         --         0.36%
      All contract charges                           --         4,855        $154,195       2.05%          --
2007  Lowest contract charges 0.00% Class B      $43.51            --              --         --         4.72%
      Highest contract charges 1.70% Class B     $27.65            --              --         --         2.94%
      All contract charges                           --         3,848        $113,281       4.62%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 1.15% to 1.60%*
2011  Lowest contract charges 1.15% Class B      $ 5.51            --              --         --         1.66%
      Highest contract charges 1.60% Class B     $ 5.19            --              --         --         1.17%
      All contract charges                           --         1,147        $  6,109       0.49%          --
2010  Lowest contract charges 0.50% Class B      $ 5.87            --              --         --         7.70%
      Highest contract charges 1.70% Class B     $ 5.07            --              --         --         6.27%
      All contract charges                           --         1,271        $  6,679       0.53%          --
2009  Lowest contract charges 0.50% Class B      $ 5.45            --              --         --        29.15%
      Highest contract charges 1.70% Class B     $ 4.77            --              --         --        27.54%
      All contract charges                           --         1,611        $  7,930       0.39%          --
2008  Lowest contract charges 0.50% Class B      $ 4.22            --              --         --       (33.23)%
      Highest contract charges 1.70% Class B     $ 3.74            --              --         --       (33.92)%
      All contract charges                           --         1,775        $  6,830       0.27%          --
2007  Lowest contract charges 0.50% Class B      $ 6.32            --              --         --        20.15%
      Highest contract charges 1.70% Class B     $ 5.66            --              --         --        18.66%
      All contract charges                           --           554        $  3,227       0.29%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.50% to 1.70%
2011  Lowest contract charges 0.50% Class B      $16.32            --              --         --        (8.16)%
      Highest contract charges 1.70% Class B     $15.05            --              --         --        (9.28)%
      All contract charges                           --         1,236        $ 19,050       0.25%          --
2010  Lowest contract charges 0.50% Class B      $17.77            --              --         --        31.60%
      Highest contract charges 1.70% Class B     $16.59            --              --         --        30.09%
      All contract charges                           --         1,297        $ 21,972       0.12%          --
2009  Lowest contract charges 0.50% Class B      $13.50            --              --         --        56.25%
      Highest contract charges 1.70% Class B     $12.75            --              --         --        54.36%
      All contract charges                           --         1,166        $ 15,126       0.00%          --
2008  Lowest contract charges 0.50% Class B      $ 8.64            --              --         --       (47.57)%
      Highest contract charges 1.70% Class B     $ 8.26            --              --         --       (48.21)%
      All contract charges                           --           821        $  6,886       0.00%          --
2007  Lowest contract charges 0.50% Class B      $16.48            --              --         --        21.80%
      Highest contract charges 1.70% Class B     $15.95            --              --         --        20.29%
      All contract charges                           --           530        $  8,521       0.39%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 1.15% to 1.60%*
2011  Lowest contract charges 1.15% Class B      $ 8.52            --              --         --        (5.54)%
      Highest contract charges 1.60% Class B     $ 8.31            --              --         --        (6.00)%
      All contract charges                           --           359        $  3,020       0.92%          --
2010  Lowest contract charges 0.50% Class B      $ 9.28            --              --         --        11.35%
      Highest contract charges 1.70% Class B     $ 8.80            --              --         --        10.03%
      All contract charges                           --           390        $  3,475       1.74%          --
2009  Lowest contract charges 0.50% Class B      $ 8.33            --              --         --        24.51%
      Highest contract charges 1.70% Class B     $ 8.00            --              --         --        23.08%
      All contract charges                           --           496        $  4,005       0.18%          --

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                          UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                               ---------- ----------------- ---------- -------------- ---------
EQ/MUTUAL LARGE CAP EQUITY (CONTINUED)
2008  Lowest contract charges 0.50% Class B      $ 6.69            --             --          --       (38.40)%
      Highest contract charges 1.70% Class B     $ 6.50            --             --          --       (39.20)%
      All contract charges                           --           576        $ 3,775        3.34%          --
2007  Lowest contract charges 0.50% Class B      $10.86            --             --          --         1.12%
      Highest contract charges 1.70% Class B     $10.69            --             --          --        (0.09)%
      All contract charges                           --           678        $ 7,267          --           --
EQ/OPPENHEIMER GLOBAL
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B      $ 9.57            --             --          --        (9.72)%
      Highest contract charges 1.70% Class B     $ 9.30            --             --          --       (10.14)%
      All contract charges                           --           706        $ 6,667        0.77%          --
2010  Lowest contract charges 0.50% Class B      $10.90            --             --          --        14.66%
      Highest contract charges 1.70% Class B     $10.35            --             --          --        13.21%
      All contract charges                           --           497          5,208        0.68%          --
2009  Lowest contract charges 0.50% Class B      $ 9.51            --             --          --        37.83%
      Highest contract charges 1.70% Class B     $ 9.14            --             --          --        36.21%
      All contract charges                           --           356          3,290        0.75%          --
2008  Lowest contract charges 0.50% Class B      $ 6.90            --             --          --       (41.03)%
      Highest contract charges 1.70% Class B     $ 6.71            --             --          --       (41.70)%
      All contract charges                           --           216        $ 1,459        1.09%          --
2007  Lowest contract charges 0.50% Class B      $11.70            --             --          --         5.22%
      Highest contract charges 1.70% Class B     $11.51            --             --          --         3.88%
      All contract charges                           --           236        $ 2,725        0.35%          --
EQ/PIMCO ULTRA SHORT BOND (H)
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B      $10.83            --             --          --        (1.37)%
      Highest contract charges 1.70% Class B     $10.44            --             --          --        (1.88)%
      All contract charges                           --         3,025        $32,203        0.47%          --
2010  Lowest contract charges 0.50% Class B      $11.40            --             --          --         0.31%
      Highest contract charges 1.70% Class B     $10.64            --             --          --        (0.85)%
      All contract charges                           --         3,638        $39,346        0.32%          --
2009  Lowest contract charges 0.50% Class B      $11.36            --             --          --         7.47%
      Highest contract charges 1.70% Class B     $10.73            --             --          --         6.13%
      All contract charges                           --         4,222        $45,893        1.10%          --
2008  Lowest contract charges 0.50% Class B      $10.57            --             --          --        (4.52)%
      Highest contract charges 1.70% Class B     $10.11            --             --          --        (5.69)%
      All contract charges                           --         3,408        $34,789        3.23%          --
2007  Lowest contract charges 0.50% Class B      $11.07            --             --          --        10.92%
      Highest contract charges 1.70% Class B     $10.72            --             --          --         9.61%
      All contract charges                           --         1,487        $16,050        3.24%          --
EQ/QUALITY BOND PLUS (M)
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B      $17.70            --             --          --         0.06%
      Highest contract charges 1.70% Class B     $15.98            --             --          --        (0.50)%
      All contract charges                           --           894        $15,059        2.23%          --
2010  Lowest contract charges 0.50% Class B      $19.80            --             --          --         5.73%
      Highest contract charges 1.70% Class B     $16.06            --             --          --         4.45%
      All contract charges                           --         1,044        $17,588       10.02%          --
2009  Lowest contract charges 0.50% Class B      $18.73            --             --          --         5.52%
      Highest contract charges 1.70% Class B     $15.38            --             --          --         4.27%
      All contract charges                           --         1,216        $19,530        3.61%          --
2008  Lowest contract charges 0.50% Class B      $17.75            --             --          --        (7.02)%
      Highest contract charges 1.70% Class B     $14.75            --             --          --        (8.16)%
      All contract charges                           --           860        $13,225        5.01%          --
2007  Lowest contract charges 0.50% Class B      $19.09            --             --          --         4.03%
      Highest contract charges 1.70% Class B     $16.06            --             --          --         2.75%
      All contract charges                           --         1,044        $17,419        4.60%          --

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                          UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                               ---------- ----------------- ---------- -------------- ---------
EQ/SMALL COMPANY INDEX (L)
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B      $16.23            --             --          --        (5.09)%
      Highest contract charges 1.70% Class B     $15.01            --             --          --        (5.66)%
      All contract charges                           --         1,083        $16,964        0.65%          --
2010  Lowest contract charges 0.50% Class B      $18.62            --             --          --        25.16%
      Highest contract charges 1.70% Class B     $15.91            --             --          --        23.68%
      All contract charges                           --         1,211        $20,035        0.92%          --
2009  Lowest contract charges 0.50% Class B      $14.88            --             --          --        25.57%
      Highest contract charges 1.70% Class B     $12.86            --             --          --        24.01%
      All contract charges                           --         1,404        $18,702        1.38%          --
2008  Lowest contract charges 0.50% Class B      $11.85            --             --          --       (34.49)%
      Highest contract charges 1.70% Class B     $10.37            --             --          --       (35.27)%
      All contract charges                           --         1,489        $15,941        0.79%          --
2007  Lowest contract charges 0.50% Class B      $18.09            --             --          --        (2.32)%
      Highest contract charges 1.70% Class B     $16.02            --             --          --        (3.49)%
      All contract charges                           --         1,780        $29,335        1.22%          --
EQ/T. ROWE PRICE GROWTH STOCK (B)
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B      $19.02            --             --          --        (2.46)%
      Highest contract charges 1.70% Class B     $14.32            --             --          --        (3.57)%
      All contract charges                           --           879        $13,266        0.00%          --
2010  Lowest contract charges 0.50% Class B      $19.50            --             --          --        15.78%
      Highest contract charges 1.70% Class B     $14.85            --             --          --        14.43%
      All contract charges                           --           955        $14,904        0.00%          --
2009  Lowest contract charges 0.50% Class B      $16.84            --             --          --        41.99%
      Highest contract charges 1.70% Class B     $12.98            --             --          --        40.17%
      All contract charges                           --           953        $12,981        0.00%          --
2008  Lowest contract charges 0.50% Class B      $11.86            --             --          --       (42.51)%
      Highest contract charges 1.70% Class B     $ 9.26            --             --          --       (43.19)%
      All contract charges                           --           891        $ 8,606        0.00%          --
2007  Lowest contract charges 0.50% Class B      $20.63            --             --          --         6.67%
      Highest contract charges 1.70% Class B     $16.30            --             --          --         5.43%
      All contract charges                           --         1,038        $17,635        0.14%          --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 1.15% to 1.60%*
2011  Lowest contract charges 1.15% Class B      $ 7.90            --             --          --        (9.40)%
      Highest contract charges 1.60% Class B     $ 7.71            --             --          --        (9.82)%
      All contract charges                           --           324        $ 2,537        1.85%          --
2010  Lowest contract charges 0.50% Class B      $ 8.97            --             --          --         7.42%
      Highest contract charges 1.70% Class B     $ 8.51            --             --          --         6.13%
      All contract charges                           --           300        $ 2,579        1.34%          --
2009  Lowest contract charges 0.50% Class B      $ 8.35            --             --          --        29.46%
      Highest contract charges 1.70% Class B     $ 8.02            --             --          --        27.91%
      All contract charges                           --           352        $ 2,855        1.50%          --
2008  Lowest contract charges 0.50% Class B      $ 6.45            --             --          --       (41.15)%
      Highest contract charges 1.70% Class B     $ 6.27            --             --          --       (41.84)%
      All contract charges                           --           356        $ 2,250        1.47%          --
2007  Lowest contract charges 0.50% Class B      $10.96            --             --          --         1.58%
      Highest contract charges 1.70% Class B     $10.78            --             --          --         0.28%
      All contract charges                           --           463        $ 5,015        0.58%          --
EQ/UBS GROWTH & INCOME
      Unit Value 1.15% to 1.60%*
2011  Lowest contract charges 1.15% Class B      $ 5.29            --             --          --        (3.99)%
      Highest contract charges 1.60% Class B     $ 4.99            --             --          --        (4.22)%
      All contract charges                           --           359        $ 1,829        0.84%          --

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
EQ/UBS GROWTH & INCOME (CONTINUED)
2010  Lowest contract charges 0.50% Class B     $ 5.97            --             --          --        12.55%
      Highest contract charges 1.70% Class B    $ 5.15            --             --          --        11.26%
      All contract charges                          --           304        $ 1,622        0.62%          --
2009  Lowest contract charges 0.50% Class B     $ 5.30            --             --          --        31.84%
      Highest contract charges 1.70% Class B    $ 4.63            --             --          --        30.06%
      All contract charges                          --           332        $ 1,591        0.76%          --
2008  Lowest contract charges 0.50% Class B     $ 4.02            --             --          --       (40.36)%
      Highest contract charges 1.70% Class B    $ 3.56            --             --          --       (41.06)%
      All contract charges                          --           382        $ 1,403        1.14%          --
2007  Lowest contract charges 0.50% Class B     $ 6.74            --             --          --         0.60%
      Highest contract charges 1.70% Class B    $ 6.04            --             --          --        (0.49)%
      All contract charges                          --           506        $ 3,135        0.69%          --
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.50% to 1.60%
2011  Lowest contract charges 0.50% Class B     $10.52            --             --          --        (2.41)%
      Highest contract charges 1.60% Class B    $ 9.76            --             --          --        (3.56)%
      All contract charges                          --           507        $ 5,126        1.33%          --
2010  Lowest contract charges 0.50% Class B     $10.78            --             --          --        14.58%
      Highest contract charges 1.70% Class B    $10.07            --             --          --        13.22%
      All contract charges                          --           530        $ 5,525        1.27%          --
2009  Lowest contract charges 0.50% Class B     $ 9.41            --             --          --        27.85%
      Highest contract charges 1.70% Class B    $ 8.89            --             --          --        26.28%
      All contract charges                          --           554        $ 5,062        1.44%          --
2008  Lowest contract charges 0.50% Class B     $ 7.36            --             --          --       (37.25)%
      Highest contract charges 1.70% Class B    $ 7.04            --             --          --       (38.03)%
      All contract charges                          --           628        $ 4,511        2.39%          --
2007  Lowest contract charges 0.50% Class B     $11.73            --             --          --        (3.06)%
      Highest contract charges 1.70% Class B    $11.36            --             --          --        (4.14)%
      All contract charges                          --           491        $ 5,623        0.84%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $11.63            --             --          --        (6.36)%
      Highest contract charges 1.70% Class B    $ 9.94            --             --          --        (7.45)%
      All contract charges                          --         1,731        $18,084        0.00%          --
2010  Lowest contract charges 0.50% Class B     $12.42            --             --          --        16.74%
      Highest contract charges 1.70% Class B    $10.74            --             --          --        15.34%
      All contract charges                          --         1,280        $14,436        0.01%          --
2009  Lowest contract charges 0.50% Class B     $10.64            --             --          --        39.63%
      Highest contract charges 1.70% Class B    $ 9.31            --             --          --        37.93%
      All contract charges                          --         1,203        $11,686        0.20%          --
2008  Lowest contract charges 0.50% Class B     $ 7.62            --             --          --       (27.98)%
      Highest contract charges 1.70% Class B    $ 6.75            --             --          --       (28.87)%
      All contract charges                          --           787        $ 5,445        0.54%          --
2007  Lowest contract charges 0.50% Class B     $10.58            --             --          --        10.79%
      Highest contract charges 1.70% Class B    $ 9.49            --             --          --         9.46%
      All contract charges                          --           930        $ 9,027          --           --
MULTIMANAGER AGGRESSIVE EQUITY (J) (N)
      Unit Value 1.15%*
2011  1.15% Class A                             $54.82           118        $ 6,487        0.03%       (7.13)%
2010  1.15% Class A                             $59.03           138        $ 8,145        0.67%       16.55%
2009  1.15% Class A                             $50.65           151        $ 7,647        0.21%       36.05%
2008  1.15% Class A                             $37.23           154        $ 5,733        0.37%      (47.16)%
2007  1.15% Class A                             $70.46           186        $13,100        0.03%       10.37%

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (J) (N)
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charges 1.15% Class B     $52.78            --             --          --        (7.35)%
      Highest contract charges 1.70% Class B    $45.67            --             --          --        (7.87)%
      All contract charges                          --           472        $23,532        0.03%          --
2010  Lowest contract charges 0.50% Class B     $67.09            --             --          --        17.02%
      Highest contract charges 1.70% Class B    $49.57            --             --          --        15.61%
      All contract charges                          --           545        $29,298        0.67%          --
2009  Lowest contract charges 0.50% Class B     $57.33            --             --          --        36.60%
      Highest contract charges 1.70% Class B    $42.88            --             --          --        34.97%
      All contract charges                          --           489        $22,782        0.21%          --
2008  Lowest contract charges 0.50% Class B     $41.97            --             --          --       (46.95)%
      Highest contract charges 1.70% Class B    $31.77            --             --          --       (47.59)%
      All contract charges                          --           342        $11,917        0.37%          --
2007  Lowest contract charges 0.50% Class B     $79.11            --             --          --        10.83%
      Highest contract charges 1.70% Class B    $60.62            --             --          --         9.48%
      All contract charges                          --           417        $27,546        0.03%          --
MULTIMANAGER CORE BOND
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $15.52            --             --          --         5.29%
      Highest contract charges 1.70% Class B    $13.74            --             --          --         4.01%
      All contract charges                          --         2,927        $41,501        2.57%          --
2010  Lowest contract charges 0.50% Class B     $14.74            --             --          --         5.65%
      Highest contract charges 1.70% Class B    $13.21            --             --          --         4.38%
      All contract charges                          --         2,880        $39,156        2.79%          --
2009  Lowest contract charges 0.50% Class B     $13.95            --             --          --         7.81%
      Highest contract charges 1.70% Class B    $12.66            --             --          --         6.48%
      All contract charges                          --         2,763        $35,823        3.53%          --
2008  Lowest contract charges 0.50% Class B     $12.94            --             --          --         1.97%
      Highest contract charges 1.70% Class B    $11.89            --             --          --         0.76%
      All contract charges                          --         2,816        $34,157        4.86%          --
2007  Lowest contract charges 0.50% Class B     $12.69            --             --          --         5.66%
      Highest contract charges 1.70% Class B    $11.80            --             --          --         4.42%
      All contract charges                          --         3,034        $36,328        4.10%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.60%*
2011  Lowest contract charge 0.50% Class B      $11.66            --             --          --       (18.40)%
      Highest contract charge 1.60% Class B     $10.43            --             --          --       (19.33)%
      All contract charges                          --           800        $ 8,500        1.55%          --
2010  Lowest contract charge 0.50% Class B      $14.29            --             --          --         6.39%
      Highest contract charge 1.70% Class B     $12.81            --             --          --         5.17%
      All contract charges                          --           936        $12,294        2.79%          --
2009  Lowest contract charge 0.50% Class B      $13.43            --             --          --        29.26%
      Highest contract charge 1.70% Class B     $12.18            --             --          --        27.67%
      All contract charges                          --         1,146        $14,272        1.53%          --
2008  Lowest contract charge 0.50% Class B      $10.39            --             --          --       (47.47)%
      Highest contract charge 1.70% Class B     $ 9.54            --             --          --       (48.12)%
      All contract charges                          --         1,334        $12,979        1.46%          --
2007  Lowest contract charge 0.50% Class B      $19.78            --             --          --        11.88%
      Highest contract charge 1.70% Class B     $18.39            --             --          --        10.52%
      All contract charges                          --         1,545        $28,884        0.65%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 1.15% to 1.70%*
2011  Lowest contract charge 1.15% Class B      $10.22            --             --          --        (8.42)%
      Highest contract charge 1.70% Class B     $ 9.67            --             --          --        (8.86)%
      All contract charges                          --           314        $ 3,118        0.30%          --

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                           UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ---------- -------------- ---------
MULTIMANAGER LARGE CAP CORE EQUITY (CONTINUED)
2010    Lowest contract charge 0.50% Class B      $11.84            --             --          --        10.94%
        Highest contract charge 1.70% Class B     $10.61            --             --          --         9.63%
        All contract charges                          --           352        $ 3,812        0.25%          --
2009    Lowest contract charge 0.50% Class B      $10.67            --             --          --        31.89%
        Highest contract charge 1.70% Class B     $ 9.68            --             --          --        30.28%
        All contract charges                          --           434        $ 4,283        1.42%          --
2008    Lowest contract charge 0.50% Class B      $ 8.09            --             --          --       (39.85)%
        Highest contract charge 1.70% Class B     $ 7.43            --             --          --       (40.56)%
        All contract charges                          --           463        $ 3,499        0.45%          --
2007    Lowest contract charge 0.50% Class B      $13.45            --             --          --         4.51%
        Highest contract charge 1.70% Class B     $12.50            --             --          --         3.22%
        All contract charges                          --           625        $ 7,927        0.39%          --
MULTIMANAGER LARGE CAP VALUE
        Unit Value 1.15% to 1.60%*
2011    Lowest contract charge 1.15% Class B      $11.65            --             --          --        (6.65)%
        Highest contract charge 1.60% Class B     $11.13            --             --          --        (7.10)%
        All contract charges                          --           744        $ 8,431        0.95%          --
2010    Lowest contract charge 0.50% Class B      $13.24            --             --          --        12.56%
        Highest contract charge 1.70% Class B     $11.87            --             --          --        11.22%
        All contract charges                          --           895        $10,899        0.84%          --
2009    Lowest contract charge 0.50% Class B      $11.76            --             --          --        22.25%
        Highest contract charge 1.70% Class B     $10.67            --             --          --        20.84%
        All contract charges                          --         1,053        $11,486        1.74%          --
2008    Lowest contract charge 0.50% Class B      $ 9.62            --             --          --       (37.73)%
        Highest contract charge 1.70% Class B     $ 8.83            --             --          --       (38.55)%
        All contract charges                          --         1,342        $12,087        1.25%          --
2007    Lowest contract charge 0.50% Class B      $15.45            --             --          --         3.07%
        Highest contract charge 1.70% Class B     $14.37            --             --          --         1.91%
        All contract charges                          --         1,619        $23,654        1.07%          --
MULTIMANAGER MID CAP GROWTH
        Unit Value 1.15% to 1.70%*
2011    Lowest contract charge 1.15% Class B      $10.90            --             --          --        (8.94)%
        Highest contract charge 1.70% Class B     $10.31            --             --          --        (9.48)%
        All contract charges                          --           878        $ 9,311        0.00%          --
2010    Lowest contract charge 0.50% Class B      $12.70            --             --          --        26.24%
        Highest contract charge 1.70% Class B     $11.39            --             --          --        24.71%
        All contract charges                          --         1,031        $12,040        0.00%          --
2009    Lowest contract charge 0.50% Class B      $10.06            --             --          --        41.09%
        Highest contract charge 1.70% Class B     $ 9.13            --             --          --        39.39%
        All contract charges                          --         1,138        $10,623        0.00%          --
2008    Lowest contract charge 0.50% Class B      $ 7.13            --             --          --       (43.86)%
        Highest contract charge 1.70% Class B     $ 6.55            --             --          --       (44.54)%
        All contract charges                          --         1,350        $ 9,013        0.00%          --
2007    Lowest contract charge 0.50% Class B      $12.70            --             --          --        11.31%
        Highest contract charge 1.70% Class B     $11.81            --             --          --         9.96%
        All contract charges                          --         1,704        $20,433          --           --
MULTIMANAGER MID CAP VALUE
        Unit Value 0.50% to 1.70%*
2011    Lowest contract charge 0.50% Class B      $14.20            --             --          --       (13.73)%
        Highest contract charge 1.70% Class B     $12.57            --             --          --       (14.84)%
        All contract charges                          --           801        $10,364        0.02%          --
2010    Lowest contract charge 0.50% Class B      $16.46            --             --          --        24.33%
        Highest contract charge 1.70% Class B     $14.76            --             --          --        22.78%
        All contract charges                          --           898        $13,592        0.72%          --
2009    Lowest contract charge 0.50% Class B      $13.24            --             --          --        43.60%
        Highest contract charge 1.70% Class B     $12.02            --             --          --        41.91%
        All contract charges                          --         1,061        $13,025        2.96%          --

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
MULTIMANAGER MID CAP VALUE (CONTINUED)
2008  Lowest contract charge 0.50% Class B      $ 9.22            --             --          --       (36.28)%
      Highest contract charge 1.70% Class B     $ 8.47            --             --          --       (37.07)%
      All contract charges                          --         1,224        $10,559        0.46%          --
2007  Lowest contract charge 0.50% Class B      $14.47            --             --          --        (0.41)%
      Highest contract charge 1.70% Class B     $13.46            --             --          --        (1.61)%
      All contract charges                          --         1,372        $18,748          --           --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 1.15%*
2011  1.15% Class A                             $32.15            45        $ 1,437        3.71%        4.11%
2010  1.15% Class A                             $30.88            58        $ 1,786        2.61%        5.67%
2009  1.15% Class A                             $29.22            48        $ 1,411        4.37%        8.66%
2008  1.15% Class A                             $26.89            59        $ 1,590        8.44%      (24.21)%
2007  1.15% Class A                             $35.48            76        $ 2,697        6.89%        2.22%
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $36.45            --             --          --         4.53%
      Highest contract charges 1.70% Class B    $26.92            --             --          --         3.30%
      All contract charges                          --         1,295        $37,387        3.71%          --
2010  Lowest contract charges 0.50% Class B     $34.87            --             --          --         6.11%
      Highest contract charges 1.70% Class B    $26.06            --             --          --         4.83%
      All contract charges                          --         1,418        $39,545        2.61%          --
2009  Lowest contract charges 0.50% Class B     $32.86            --             --          --         9.10%
      Highest contract charges 1.70% Class B    $24.86            --             --          --         7.76%
      All contract charges                          --         1,459        $38,712        4.37%          --
2008  Lowest contract charges 0.50% Class B     $30.12            --             --          --       (23.90)%
      Highest contract charges 1.70% Class B    $23.07            --             --          --       (24.80)%
      All contract charges                          --         1,640        $40,215        8.44%          --
2007  Lowest contract charges 0.50% Class B     $39.58            --             --          --         2.62%
      Highest contract charges 1.70% Class B    $30.68            --             --          --         1.39%
      All contract charges                          --         2,228        $72,319        6.89%          --
MULTIMANAGER SMALL CAP GROWTH (C)
      Unit Value 1.15% to 1.60%*
2011  Lowest contract charges 1.15% Class B     $ 7.33            --             --          --       (16.70)%
      Highest contract charges 1.60% Class B    $ 6.91            --             --          --       (16.95)%
      All contract charges                          --           510        $ 3,611        0.00%          --
2010  Lowest contract charges 0.50% Class B     $ 9.52            --             --          --        26.94%
      Highest contract charges 1.70% Class B    $ 8.22            --             --          --        25.52%
      All contract charges                          --           609        $ 5,177        0.00%          --
2009  Lowest contract charges 0.50% Class B     $ 7.50            --             --          --        33.93%
      Highest contract charges 1.70% Class B    $ 6.55            --             --          --        32.32%
      All contract charges                          --           791        $ 5,345        0.00%          --
2008  Lowest contract charges 0.50% Class B     $ 5.60            --             --          --       (42.39)%
      Highest contract charges 1.70% Class B    $ 4.95            --             --          --       (43.17)%
      All contract charges                          --           811        $ 4,168        0.00%          --
2007  Lowest contract charges 0.50% Class B     $ 9.72            --             --          --         3.18%
      Highest contract charges 1.70% Class B    $ 8.71            --             --          --         1.99%
      All contract charges                          --         1,163        $10,398          --           --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charges 0.50% Class B     $16.62            --             --          --        (9.48)%
      Highest contract charges 1.70% Class B    $14.03            --             --          --       (10.52)%
      All contract charges                          --           652        $ 9,521        0.07%          --
2010  Lowest contract charges 0.50% Class B     $18.36            --             --          --        23.89%
      Highest contract charges 1.70% Class B    $15.68            --             --          --        22.41%
      All contract charges                          --           764        $12,430        0.14%          --

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Concluded)

                                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                         UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              UNIT VALUE      (000S)         (000S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ---------- -------------- ---------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
2009  Lowest contract charges 0.50% Class B     $14.82            --             --          --        25.81%
      Highest contract charges 1.70% Class B    $12.81            --             --          --        24.25%
      All contract charges                          --           917        $12,171        0.98%          --
2008  Lowest contract charges 0.50% Class B     $11.78            --             --          --       (38.20)%
      Highest contract charges 1.70% Class B    $10.31            --             --          --       (38.92)%
      All contract charges                          --         1,103        $11,746        0.22%          --
2007  Lowest contract charges 0.50% Class B     $19.06            --             --          --       (10.31)%
      Highest contract charges 1.70% Class B    $16.88            --             --          --       (11.39)%
      All contract charges                          --         1,623        $28,199        0.27%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.70%*
2011  Lowest contract charge 0.50% Class B      $11.98            --             --          --        (5.30)%
      Highest contract charge 1.70% Class B     $10.61            --             --          --        (6.44)%
      All contract charges                          --         1,828        $19,862        0.00%          --
2010  Lowest contract charge 0.50% Class B      $12.65            --             --          --        17.14%
      Highest contract charge 1.70% Class B     $11.34            --             --          --        15.73%
      All contract charges                          --         2,034        $23,548        0.00%          --
2009  Lowest contract charge 0.50% Class B      $10.80            --             --          --        57.66%
      Highest contract charge 1.70% Class B     $ 9.80            --             --          --        55.80%
      All contract charges                          --         2,297        $22,932        0.00%          --
2008  Lowest contract charge 0.50% Class B      $ 6.85            --             --          --       (47.35)%
      Highest contract charge 1.70% Class B     $ 6.29            --             --          --       (48.02)%
      All contract charges                          --         2,388        $15,263        0.00%          --
2007  Lowest contract charge 0.50% Class B      $13.01            --             --          --        17.63%
      Highest contract charge 1.70% Class B     $12.10            --             --          --        16.23%
      All contract charges                          --         2,895        $35,481          --           --

   ----------
  (a)A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
  (b)A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
  (c)A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
  (d)A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
  (e)Units were made available for sale on May 29, 2007.
  (f)Units were made available for sale on July 2, 2007.
  (g)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation & EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (h)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (i)EQ/Core Bond Index replaced EQ/ Long Term Bond due to a fund merger on September 25, 2009.
  (j)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (k)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (l)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund substitution on September 18, 2009.
  (m)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (n)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010.
  (o)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (p)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
  * Expenses as a percentage of average net assets consisting of mortality, risk, financial accounting and other expenses for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expenses of the underlying Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Account as Contractowners may not have selected all available and applicable contract options.
  ** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2011

9. Subsequent Events


   All material subsequent transactions and events have been evaluated for the period from December 31, 2011 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2011............   F-3
   Statements of Operations for the Year Ended December 31, 2011......  F-57
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2011 and 2010.......................................  F-86
   Notes to Financial Statements...................................... F-127

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................. F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2011 and 2010.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009................................... F-5
   Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009...................................................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2011, 2010 and 2009................................................ F-7
   Notes to Consolidated Financial Statements........................... F-9


                                   F-1  e13344

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 49 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011


                                                                   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN VPS AMERICAN CENTURY VP
                                                       ALL ASSET  VPS BALANCED WEALTH  INTERNATIONAL GROWTH  LARGE COMPANY VALUE
                                                      ALLOCATION* STRATEGY PORTFOLIO**      PORTFOLIO**             FUND
                                                      ----------- -------------------- --------------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value... $4,032,030       $2,189,375           $3,649,939           $1,180,234
Receivable for The Trusts shares sold................         --               86                   --                   --
Receivable for policy-related transactions...........      5,014               --                1,593               48,555
                                                      ----------       ----------           ----------           ----------
   Total assets......................................  4,037,044        2,189,461            3,651,532            1,228,789
                                                      ----------       ----------           ----------           ----------

LIABILITIES:
Payable for The Trusts shares purchased..............      5,014               --                1,505               48,516
Payable for policy-related transactions..............         --                9                   --                   --
                                                      ----------       ----------           ----------           ----------
   Total liabilities.................................      5,014                9                1,505               48,516
                                                      ----------       ----------           ----------           ----------
NET ASSETS........................................... $4,032,030       $2,189,452           $3,650,027           $1,180,273
                                                      ==========       ==========           ==========           ==========

NET ASSETS:
Accumulation Units................................... $4,020,391       $2,189,452           $3,650,027           $1,180,273
Retained by AXA Equitable in Separate Account No. 49.     11,639               --                   --                   --
                                                      ----------       ----------           ----------           ----------
TOTAL NET ASSETS..................................... $4,032,030       $2,189,452           $3,650,027           $1,180,273
                                                      ==========       ==========           ==========           ==========

Investments in shares of The Trusts, at cost......... $4,348,505       $2,234,301           $4,213,775           $1,155,664
The Trusts shares held
   Class A...........................................    235,663               --                   --                   --
   Class B...........................................         --          202,720              244,470                   --
   Class II..........................................         --               --                   --              126,093

                                                      AMERICAN CENTURY VP
                                                      MID CAP VALUE FUND
                                                      -------------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $6,610,418
Receivable for The Trusts shares sold................             --
Receivable for policy-related transactions...........         27,649
                                                          ----------
   Total assets......................................      6,638,067
                                                          ----------

LIABILITIES:
Payable for The Trusts shares purchased..............         27,584
Payable for policy-related transactions..............             --
                                                          ----------
   Total liabilities.................................         27,584
                                                          ----------
NET ASSETS...........................................     $6,610,483
                                                          ==========

NET ASSETS:
Accumulation Units...................................     $6,610,483
Retained by AXA Equitable in Separate Account No. 49.             --
                                                          ----------
TOTAL NET ASSETS.....................................     $6,610,483
                                                          ==========

Investments in shares of The Trusts, at cost.........     $6,602,445
The Trusts shares held
   Class A...........................................             --
   Class B...........................................             --
   Class II..........................................        489,661

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                      AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE
                                                       ALLOCATION*    STRATEGY*     ALLOCATION*    GROWTH STRATEGY*
                                                      -------------- ------------ ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value... $2,603,639,593 $864,399,408  $2,014,563,659    $456,131,507
Receivable for The Trusts shares sold................      1,365,888           --       3,503,347              --
Receivable for policy-related transactions...........             --    1,758,276              --       1,109,099
                                                      -------------- ------------  --------------    ------------
   Total assets......................................  2,605,005,481  866,157,684   2,018,067,006     457,240,606
                                                      -------------- ------------  --------------    ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --    1,758,276              --       1,109,099
Payable for policy-related transactions..............      1,365,888           --       3,503,347              --
                                                      -------------- ------------  --------------    ------------
   Total liabilities.................................      1,365,888    1,758,276       3,503,347       1,109,099
                                                      -------------- ------------  --------------    ------------
NET ASSETS........................................... $2,603,639,593 $864,399,408  $2,014,563,659    $456,131,507
                                                      ============== ============  ==============    ============

NET ASSETS:
Accumulation Units................................... $2,603,506,918 $864,297,821  $2,014,227,347    $456,026,854
Retained by AXA Equitable in Separate Account No. 49.        132,675      101,587         336,312         104,653
                                                      -------------- ------------  --------------    ------------
TOTAL NET ASSETS..................................... $2,603,639,593 $864,399,408  $2,014,563,659    $456,131,507
                                                      ============== ============  ==============    ============

Investments in shares of The Trusts, at cost......... $3,091,478,435 $882,649,765  $2,071,644,131    $465,029,661
The Trusts shares held
   Class A...........................................      1,402,927          955              --              --
   Class B...........................................    291,108,712   74,142,104     214,490,835      39,667,369
   Class K...........................................          1,125           --              --              --

                                                      AXA CONSERVATIVE
                                                         STRATEGY*
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $305,370,441
Receivable for The Trusts shares sold................             --
Receivable for policy-related transactions...........        743,901
                                                        ------------
   Total assets......................................    306,114,342
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased..............        743,901
Payable for policy-related transactions..............             --
                                                        ------------
   Total liabilities.................................        743,901
                                                        ------------
NET ASSETS...........................................   $305,370,441
                                                        ============

NET ASSETS:
Accumulation Units...................................   $305,265,411
Retained by AXA Equitable in Separate Account No. 49.        105,030
                                                        ------------
TOTAL NET ASSETS.....................................   $305,370,441
                                                        ============

Investments in shares of The Trusts, at cost.........   $310,411,748
The Trusts shares held
   Class A...........................................             --
   Class B...........................................     27,779,602
   Class K...........................................             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                      AXA CONSERVATIVE-  AXA GROWTH   AXA MODERATE    AXA MODERATE
                                                      PLUS ALLOCATION*   STRATEGY*    ALLOCATION*   GROWTH STRATEGY*
                                                      ----------------- ------------ -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $1,647,623,397   $726,177,042 $6,771,103,898  $2,245,022,509
Receivable for The Trusts shares sold................         236,181        435,196             --              --
Receivable for policy-related transactions...........              --             --      4,375,800       4,177,470
                                                       --------------   ------------ --------------  --------------
   Total assets......................................   1,647,859,578    726,612,238  6,775,479,698   2,249,199,979
                                                       --------------   ------------ --------------  --------------

LIABILITIES:
Payable for The Trusts shares purchased..............              --             --      4,375,800       4,177,470
Payable for policy-related transactions..............         236,181        435,196             --              --
                                                       --------------   ------------ --------------  --------------
   Total liabilities.................................         236,181        435,196      4,375,800       4,177,470
                                                       --------------   ------------ --------------  --------------
NET ASSETS...........................................  $1,647,623,397   $726,177,042 $6,771,103,898  $2,245,022,509
                                                       ==============   ============ ==============  ==============

NET ASSETS:
Accumulation Units...................................  $1,647,589,469   $726,065,620 $6,771,022,459  $2,244,949,628
Retained by AXA Equitable in Separate Account No. 49.          33,928        111,422         81,439          72,881
                                                       --------------   ------------ --------------  --------------
TOTAL NET ASSETS.....................................  $1,647,623,397   $726,177,042 $6,771,103,898  $2,245,022,509
                                                       ==============   ============ ==============  ==============

Investments in shares of The Trusts, at cost.........  $1,723,219,539   $738,638,790 $7,676,781,560  $2,305,562,166
The Trusts shares held
   Class A...........................................              --            920      2,280,594              --
   Class B...........................................     179,536,830     59,764,214    538,353,320     184,727,043
   Class K...........................................           1,094             --            795              --

                                                       AXA MODERATE-   AXA TACTICAL
                                                      PLUS ALLOCATION* MANAGER 2000*
                                                      ---------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value... $ 9,523,626,654   $49,792,220
Receivable for The Trusts shares sold................       1,471,216            --
Receivable for policy-related transactions...........              --        44,399
                                                      ---------------   -----------
   Total assets......................................   9,525,097,870    49,836,619
                                                      ---------------   -----------

LIABILITIES:
Payable for The Trusts shares purchased..............              --        44,399
Payable for policy-related transactions..............       1,471,216            --
                                                      ---------------   -----------
   Total liabilities.................................       1,471,216        44,399
                                                      ---------------   -----------
NET ASSETS........................................... $ 9,523,626,654   $49,792,220
                                                      ===============   ===========

NET ASSETS:
Accumulation Units................................... $ 9,523,541,349   $49,629,359
Retained by AXA Equitable in Separate Account No. 49.          85,305       162,861
                                                      ---------------   -----------
TOTAL NET ASSETS..................................... $ 9,523,626,654   $49,792,220
                                                      ===============   ===========

Investments in shares of The Trusts, at cost......... $11,772,271,681   $52,141,691
The Trusts shares held
   Class A...........................................       3,213,151        10,648
   Class B...........................................   1,006,471,263     3,736,635
   Class K...........................................           1,062           781

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                               BLACKROCK
                                                                                 AXA TACTICAL   AXA ULTRA       GLOBAL
                                                      AXA TACTICAL AXA TACTICAL    MANAGER     CONSERVATIVE ALLOCATION V.I.
                                                      MANAGER 400* MANAGER 500* INTERNATIONAL*  STRATEGY*        FUND
                                                      ------------ ------------ -------------- ------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value... $45,223,763  $105,424,675  $79,241,374     $100,771     $30,084,322
Receivable for policy-related transactions...........      54,300        96,721      124,582           --          67,897
                                                      -----------  ------------  -----------     --------     -----------
   Total assets......................................  45,278,063   105,521,396   79,365,956      100,771      30,152,219
                                                      -----------  ------------  -----------     --------     -----------

LIABILITIES:
Payable for The Trusts shares purchased..............      54,300        96,721      124,582           --          67,897
                                                      -----------  ------------  -----------     --------     -----------
   Total liabilities.................................      54,300        96,721      124,582           --          67,897
                                                      -----------  ------------  -----------     --------     -----------
NET ASSETS........................................... $45,223,763  $105,424,675  $79,241,374     $100,771     $30,084,322
                                                      ===========  ============  ===========     ========     ===========

NET ASSETS:
Accumulation Units................................... $45,056,094  $105,269,856  $79,116,142     $     --     $30,082,958
Retained by AXA Equitable in Separate Account No. 49.     167,669       154,819      125,232      100,771           1,364
                                                      -----------  ------------  -----------     --------     -----------
TOTAL NET ASSETS..................................... $45,223,763  $105,424,675  $79,241,374     $100,771     $30,084,322
                                                      ===========  ============  ===========     ========     ===========

Investments in shares of The Trusts, at cost......... $47,234,428  $107,216,975  $89,816,389     $100,361     $31,796,042
The Trusts shares held
   Class A...........................................      10,631        10,527       10,533           --              --
   Class B...........................................   3,284,998     8,146,367    7,590,964       10,036              --
   Class III.........................................          --            --           --           --       2,265,386
   Class K...........................................         747           804          906           --              --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                      BLACKROCK LARGE EQ/ALLIANCEBERNSTEIN                      EQ/AXA FRANKLIN
                                                      CAP GROWTH V.I.    DYNAMIC WEALTH    EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE
                                                           FUND           STRATEGIES*       SMALL CAP GROWTH*        CORE*
                                                      --------------- -------------------- -------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $5,041,764        $66,093,873          $436,103,998      $125,396,849
Receivable for The Trusts shares sold................           --                 --                14,429           106,839
Receivable for policy-related transactions...........        4,898            426,917                    --                --
                                                        ----------        -----------          ------------      ------------
   Total assets......................................    5,046,662         66,520,790           436,118,427       125,503,688
                                                        ----------        -----------          ------------      ------------

LIABILITIES:
Payable for The Trusts shares purchased..............        4,898            426,917                    --                --
Payable for policy-related transactions..............           --                 --                14,429           106,839
                                                        ----------        -----------          ------------      ------------
   Total liabilities.................................        4,898            426,917                14,429           106,839
                                                        ----------        -----------          ------------      ------------
NET ASSETS...........................................   $5,041,764        $66,093,873          $436,103,998      $125,396,849
                                                        ==========        ===========          ============      ============

NET ASSETS:
Accumulation Units...................................   $5,041,182        $56,476,769          $436,094,732      $125,284,710
Retained by AXA Equitable in Separate Account No. 49.          582          9,617,104                 9,266           112,139
                                                        ----------        -----------          ------------      ------------
TOTAL NET ASSETS.....................................   $5,041,764        $66,093,873          $436,103,998      $125,396,849
                                                        ==========        ===========          ============      ============

Investments in shares of The Trusts, at cost.........   $5,171,399        $65,778,577          $413,681,304      $115,699,824
The Trusts shares held
   Class A...........................................           --                 --               227,726           213,261
   Class B...........................................           --          6,870,911            28,791,395        13,366,884
   Class III.........................................      460,015                 --                    --                --
   Class K...........................................           --                 --                   715             1,163

                                                      EQ/BLACKROCK
                                                      BASIC VALUE
                                                        EQUITY*
                                                      ------------
ASSETS:
Investments in shares of The Trusts, at fair value... $852,277,605
Receivable for The Trusts shares sold................           --
Receivable for policy-related transactions...........       98,622
                                                      ------------
   Total assets......................................  852,376,227
                                                      ------------

LIABILITIES:
Payable for The Trusts shares purchased..............       98,622
Payable for policy-related transactions..............           --
                                                      ------------
   Total liabilities.................................       98,622
                                                      ------------
NET ASSETS........................................... $852,277,605
                                                      ============

NET ASSETS:
Accumulation Units................................... $852,262,600
Retained by AXA Equitable in Separate Account No. 49.       15,005
                                                      ------------
TOTAL NET ASSETS..................................... $852,277,605
                                                      ============

Investments in shares of The Trusts, at cost......... $879,350,064
The Trusts shares held
   Class A...........................................    1,974,428
   Class B...........................................   63,169,446
   Class III.........................................           --
   Class K...........................................          830

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                         EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                      ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK  EQ/CORE BOND
                                                          INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*          INDEX*
                                                      --------------- ------------ ------------ --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $215,530,484   $42,343,096  $836,961,239  $719,773,682   $1,156,594,471
Receivable for The Trusts shares sold................            --        25,124            --       303,579               --
Receivable for policy-related transactions...........       505,130            --       137,379            --          336,934
                                                       ------------   -----------  ------------  ------------   --------------
   Total assets......................................   216,035,614    42,368,220   837,098,618   720,077,261    1,156,931,405
                                                       ------------   -----------  ------------  ------------   --------------

LIABILITIES:
Payable for The Trusts shares purchased..............       505,130            --       137,379            --          336,934
Payable for policy-related transactions..............            --        25,124            --       302,374               --
                                                       ------------   -----------  ------------  ------------   --------------
   Total liabilities.................................       505,130        25,124       137,379       302,374          336,934
                                                       ------------   -----------  ------------  ------------   --------------
NET ASSETS...........................................  $215,530,484   $42,343,096  $836,961,239  $719,774,887   $1,156,594,471
                                                       ============   ===========  ============  ============   ==============

NET ASSETS:
Accumulation Units...................................  $215,514,205   $42,314,605  $836,854,897  $719,774,887   $1,156,459,757
Retained by AXA Equitable in Separate Account No. 49.        16,279        28,491       106,342            --          134,714
                                                       ------------   -----------  ------------  ------------   --------------
TOTAL NET ASSETS.....................................  $215,530,484   $42,343,096  $836,961,239  $719,774,887   $1,156,594,471
                                                       ============   ===========  ============  ============   ==============

Investments in shares of The Trusts, at cost.........  $206,672,935   $42,076,938  $872,662,413  $767,332,850   $1,168,378,560
The Trusts shares held
   Class A...........................................       492,226            --        87,619       122,808               --
   Class B...........................................    41,397,771     5,893,925    66,625,495    45,285,034      115,674,107
   Class K...........................................         2,125            --            --            --            1,010

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                      EQ/DAVIS NEW YORK EQ/EQUITY 500  EQ/EQUITY GROWTH EQ/FRANKLIN CORE
                                                          VENTURE*         INDEX*           PLUS*          BALANCED*
                                                      ----------------- -------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $313,994,996    $1,167,049,454  $1,039,069,544    $524,997,635
Receivable for The Trusts shares sold................             --                --         156,332         102,642
Receivable for policy-related transactions...........          9,448           185,662              --              --
                                                        ------------    --------------  --------------    ------------
   Total assets......................................    314,004,444     1,167,235,116   1,039,225,876     525,100,277
                                                        ------------    --------------  --------------    ------------

LIABILITIES:
Payable for The Trusts shares purchased..............          9,448           166,860              --              --
Payable for policy-related transactions..............             --                --         163,780         102,642
                                                        ------------    --------------  --------------    ------------
   Total liabilities.................................          9,448           166,860         163,780         102,642
                                                        ------------    --------------  --------------    ------------
NET ASSETS...........................................   $313,994,996    $1,167,068,256  $1,039,062,096    $524,997,635
                                                        ============    ==============  ==============    ============

NET ASSETS:
Accumulation Units...................................   $313,866,371    $1,167,068,256  $1,038,982,696    $524,751,133
Retained by AXA Equitable in Separate Account No. 49.        128,625                --          79,400         246,502
                                                        ------------    --------------  --------------    ------------
TOTAL NET ASSETS.....................................   $313,994,996    $1,167,068,256  $1,039,062,096    $524,997,635
                                                        ============    ==============  ==============    ============

Investments in shares of The Trusts, at cost.........   $301,092,051    $1,134,063,831  $1,129,132,958    $523,386,579
The Trusts shares held
   Class A...........................................        841,042           612,775              --         126,645
   Class B...........................................     33,098,848        52,880,589      74,341,816      63,349,381
   Class K...........................................          1,144               498             733           1,240

                                                       EQ/FRANKLIN     EQ/GAMCO
                                                        TEMPLETON     MERGERS AND
                                                       ALLOCATION*   ACQUISITIONS*
                                                      -------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value... $1,215,456,557 $205,926,608
Receivable for The Trusts shares sold................         77,183           --
Receivable for policy-related transactions...........             --       39,873
                                                      -------------- ------------
   Total assets......................................  1,215,533,740  205,966,481
                                                      -------------- ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --       39,873
Payable for policy-related transactions..............         77,183           --
                                                      -------------- ------------
   Total liabilities.................................         77,183       39,873
                                                      -------------- ------------
NET ASSETS........................................... $1,215,456,557 $205,926,608
                                                      ============== ============

NET ASSETS:
Accumulation Units................................... $1,215,364,194 $205,832,389
Retained by AXA Equitable in Separate Account No. 49.         92,363       94,219
                                                      -------------- ------------
TOTAL NET ASSETS..................................... $1,215,456,557 $205,926,608
                                                      ============== ============

Investments in shares of The Trusts, at cost......... $1,293,557,481 $204,197,948
The Trusts shares held
   Class A...........................................        140,314      326,149
   Class B...........................................    166,388,331   16,621,625
   Class K...........................................             --          833

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                     EQ/INTERMEDIATE
                                                      EQ/GAMCO SMALL EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND
                                                      COMPANY VALUE*     PLUS*       SECTOR EQUITY*      INDEX*
                                                      -------------- -------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $815,339,995   $512,028,437   $  859,312,651   $447,461,389
Receivable for The Trusts shares sold................        84,928         66,439          565,835             --
Receivable for policy-related transactions...........            --             --               --        846,145
                                                       ------------   ------------   --------------   ------------
   Total assets......................................   815,424,923    512,094,876      859,878,486    448,307,534
                                                       ------------   ------------   --------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased..............            --             --               --        846,145
Payable for policy-related transactions..............        84,928         93,895          565,835             --
                                                       ------------   ------------   --------------   ------------
   Total liabilities.................................        84,928         93,895          565,835        846,145
                                                       ------------   ------------   --------------   ------------
NET ASSETS...........................................  $815,339,995   $512,000,981   $  859,312,651   $447,461,389
                                                       ============   ============   ==============   ============

NET ASSETS:
Accumulation Units...................................  $815,251,899   $511,886,474   $  859,293,980   $447,385,735
Retained by AXA Equitable in Separate Account No. 49.        88,096        114,507           18,671         75,654
                                                       ------------   ------------   --------------   ------------
TOTAL NET ASSETS.....................................  $815,339,995   $512,000,981   $  859,312,651   $447,461,389
                                                       ============   ============   ==============   ============

Investments in shares of The Trusts, at cost.........  $673,905,953   $512,547,883   $1,005,423,819   $434,939,748
The Trusts shares held
   Class A...........................................     1,013,903        371,523          275,021             --
   Class B...........................................    20,863,717     50,775,997       79,936,797     43,439,415
   Class K...........................................           294            988              911            974

                                                      EQ/INTERNATIONAL
                                                         CORE PLUS*
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $608,815,833
Receivable for The Trusts shares sold................        102,826
Receivable for policy-related transactions...........             --
                                                        ------------
   Total assets......................................    608,918,659
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --
Payable for policy-related transactions..............         97,866
                                                        ------------
   Total liabilities.................................         97,866
                                                        ------------
NET ASSETS...........................................   $608,820,793
                                                        ============

NET ASSETS:
Accumulation Units...................................   $608,820,793
Retained by AXA Equitable in Separate Account No. 49.             --
                                                        ------------
TOTAL NET ASSETS.....................................   $608,820,793
                                                        ============

Investments in shares of The Trusts, at cost.........   $826,614,198
The Trusts shares held
   Class A...........................................        307,679
   Class B...........................................     78,485,453
   Class K...........................................          1,222

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                          EQ/JPMORGAN
                                                      EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL     VALUE
                                                       EQUITY INDEX*         ETF*         VALUE PLUS*    OPPORTUNITIES*
                                                      ---------------- ---------------- ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $523,944,373      $4,161,100      $553,939,909    $241,819,441
Receivable for The Trusts shares sold................        511,747              90           118,206         152,378
Receivable for policy-related transactions...........             --              --                --              --
                                                        ------------      ----------      ------------    ------------
   Total assets......................................    524,456,120       4,161,190       554,058,115     241,971,819
                                                        ------------      ----------      ------------    ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --              --                --              --
Payable for policy-related transactions..............        511,747              90           118,206         152,378
                                                        ------------      ----------      ------------    ------------
   Total liabilities.................................        511,747              90           118,206         152,378
                                                        ------------      ----------      ------------    ------------
NET ASSETS...........................................   $523,944,373      $4,161,100      $553,939,909    $241,819,441
                                                        ============      ==========      ============    ============

NET ASSETS:
Accumulation Units...................................   $523,925,644      $2,292,527      $553,934,193    $241,771,422
Retained by AXA Equitable in Separate Account No. 49.         18,729       1,868,573             5,716          48,019
                                                        ------------      ----------      ------------    ------------
TOTAL NET ASSETS.....................................   $523,944,373      $4,161,100      $553,939,909    $241,819,441
                                                        ============      ==========      ============    ============

Investments in shares of The Trusts, at cost.........   $809,398,300      $5,596,435      $744,156,572    $279,327,486
The Trusts shares held
   Class A...........................................        227,015         556,628           318,938         310,919
   Class B...........................................     72,682,099         158,833        57,510,943      26,046,424
   Class K...........................................          1,350           1,690               995           1,096

                                                      EQ/LARGE CAP CORE EQ/LARGE CAP
                                                            PLUS*       GROWTH INDEX*
                                                      ----------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $134,407,670    $326,202,188
Receivable for The Trusts shares sold................         56,091              --
Receivable for policy-related transactions...........             --         279,500
                                                        ------------    ------------
   Total assets......................................    134,463,761     326,481,688
                                                        ------------    ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --         279,500
Payable for policy-related transactions..............         56,091              --
                                                        ------------    ------------
   Total liabilities.................................         56,091         279,500
                                                        ------------    ------------
NET ASSETS...........................................   $134,407,670    $326,202,188
                                                        ============    ============

NET ASSETS:
Accumulation Units...................................   $134,374,834    $326,176,281
Retained by AXA Equitable in Separate Account No. 49.         32,836          25,907
                                                        ------------    ------------
TOTAL NET ASSETS.....................................   $134,407,670    $326,202,188
                                                        ============    ============

Investments in shares of The Trusts, at cost.........   $160,598,232    $277,527,227
The Trusts shares held
   Class A...........................................             --         434,674
   Class B...........................................     20,364,860      37,155,110
   Class K...........................................          1,588           1,224

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                                  EQ/MFS
                                                      EQ/LARGE CAP EQ/LARGE CAP  EQ/LARGE CAP  EQ/LORD ABBETT  INTERNATIONAL
                                                      GROWTH PLUS* VALUE INDEX*  VALUE PLUS*   LARGE CAP CORE*    GROWTH*
                                                      ------------ ------------ -------------- --------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value... $507,585,270 $256,255,173 $  973,194,602  $176,415,878   $332,097,427
Receivable for The Trusts shares sold................      345,184           --        190,492       139,496        543,702
Receivable for policy-related transactions...........           --      278,569             --            --             --
                                                      ------------ ------------ --------------  ------------   ------------
   Total assets......................................  507,930,454  256,533,742    973,385,094   176,555,374    332,641,129
                                                      ------------ ------------ --------------  ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased..............           --      278,569             --            --             --
Payable for policy-related transactions..............      345,184           --        190,492       139,496        543,702
                                                      ------------ ------------ --------------  ------------   ------------
   Total liabilities.................................      345,184      278,569        190,492       139,496        543,702
                                                      ------------ ------------ --------------  ------------   ------------
NET ASSETS........................................... $507,585,270 $256,255,173 $  973,194,602  $176,415,878   $332,097,427
                                                      ============ ============ ==============  ============   ============

NET ASSETS:
Accumulation Units................................... $507,478,048 $254,370,881 $  973,079,704  $176,265,684   $331,969,988
Retained by AXA Equitable in Separate Account No. 49.      107,222    1,884,292        114,898       150,194        127,439
                                                      ------------ ------------ --------------  ------------   ------------
TOTAL NET ASSETS..................................... $507,585,270 $256,255,173 $  973,194,602  $176,415,878   $332,097,427
                                                      ============ ============ ==============  ============   ============

Investments in shares of The Trusts, at cost......... $510,470,963 $256,604,904 $1,438,524,888  $171,540,630   $338,718,324
The Trusts shares held
   Class A...........................................      114,651      355,243        131,289         1,884        631,167
   Class B...........................................   31,682,620   49,357,709    101,994,705    16,059,474     58,793,166
   Class K...........................................          637        2,122          1,099            --          1,777

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011



                                                                        EQ/MID CAP VALUE                    EQ/MONTAG &
                                                      EQ/MID CAP INDEX*      PLUS*       EQ/MONEY MARKET* CALDWELL GROWTH*
                                                      ----------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $636,793,133      $900,720,463     $703,450,079     $161,077,598
Receivable for The Trusts shares sold................             --           395,727               --          136,898
Receivable for policy-related transactions...........        340,407                --        2,880,328               --
                                                        ------------      ------------     ------------     ------------
   Total assets......................................    637,133,540       901,116,190      706,330,407      161,214,496
                                                        ------------      ------------     ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased..............        332,960                --        2,880,328               --
Payable for policy-related transactions..............             --           395,727               --          136,898
                                                        ------------      ------------     ------------     ------------
   Total liabilities.................................        332,960           395,727        2,880,328          136,898
                                                        ------------      ------------     ------------     ------------
NET ASSETS...........................................   $636,800,580      $900,720,463     $703,450,079     $161,077,598
                                                        ============      ============     ============     ============

NET ASSETS:
Accumulation Units...................................   $636,778,755      $900,459,405     $703,395,245     $161,067,635
Retained by AXA Equitable in Separate Account No. 49.         21,825           261,058           54,834            9,963
                                                        ------------      ------------     ------------     ------------
TOTAL NET ASSETS.....................................   $636,800,580      $900,720,463     $703,450,079     $161,077,598
                                                        ============      ============     ============     ============

Investments in shares of The Trusts, at cost.........   $691,670,673      $990,560,257     $703,507,900     $135,833,721
The Trusts shares held
   Class A...........................................        465,890            69,674       47,526,117        1,188,408
   Class B...........................................     78,615,561       100,802,554      655,904,691       24,523,195
   Class K...........................................          1,329             1,120               --               --

                                                         EQ/MORGAN
                                                      STANLEY MID CAP EQ/MUTUAL LARGE
                                                          GROWTH*       CAP EQUITY*
                                                      --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $570,983,800    $194,007,025
Receivable for The Trusts shares sold................       486,678           1,254
Receivable for policy-related transactions...........            --              --
                                                       ------------    ------------
   Total assets......................................   571,470,478     194,008,279
                                                       ------------    ------------

LIABILITIES:
Payable for The Trusts shares purchased..............            --              --
Payable for policy-related transactions..............       486,678           1,254
                                                       ------------    ------------
   Total liabilities.................................       486,678           1,254
                                                       ------------    ------------
NET ASSETS...........................................  $570,983,800    $194,007,025
                                                       ============    ============

NET ASSETS:
Accumulation Units...................................  $570,970,659    $193,752,214
Retained by AXA Equitable in Separate Account No. 49.        13,141         254,811
                                                       ------------    ------------
TOTAL NET ASSETS.....................................  $570,983,800    $194,007,025
                                                       ============    ============

Investments in shares of The Trusts, at cost.........  $561,545,566    $215,087,195
The Trusts shares held
   Class A...........................................       978,688         114,536
   Class B...........................................    38,266,003      23,181,497
   Class K...........................................           653           1,249

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                      EQ/OPPENHEIMER EQ/PIMCO ULTRA EQ/QUALITY BOND EQ/SMALL COMPANY
                                                         GLOBAL*      SHORT BOND*        PLUS*           INDEX*
                                                      -------------- -------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $280,417,491  $1,169,994,014  $519,944,888     $437,778,204
Receivable for The Trusts shares sold................            --       1,053,028       242,851           72,283
Receivable for policy-related transactions...........        43,629              --            --               --
                                                       ------------  --------------  ------------     ------------
   Total assets......................................   280,461,120   1,171,047,042   520,187,739      437,850,487
                                                       ------------  --------------  ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased..............        43,629              --            --               --
Payable for policy-related transactions..............            --       1,053,028       242,851           72,283
                                                       ------------  --------------  ------------     ------------
   Total liabilities.................................        43,629       1,053,028       242,851           72,283
                                                       ------------  --------------  ------------     ------------
NET ASSETS...........................................  $280,417,491  $1,169,994,014  $519,944,888     $437,778,204
                                                       ============  ==============  ============     ============

NET ASSETS:
Accumulation Units...................................  $280,261,177  $1,169,725,033  $519,876,086     $437,756,942
Retained by AXA Equitable in Separate Account No. 49.       156,314         268,981        68,802           21,262
                                                       ------------  --------------  ------------     ------------
TOTAL NET ASSETS.....................................  $280,417,491  $1,169,994,014  $519,944,888     $437,778,204
                                                       ============  ==============  ============     ============

Investments in shares of The Trusts, at cost.........  $284,896,642  $1,179,644,883  $552,517,989     $424,476,630
The Trusts shares held
   Class A...........................................       792,211       1,846,115            --          380,336
   Class B...........................................    28,513,461     116,510,178    61,830,547       47,861,954
   Class K...........................................            --           1,011            --            1,220

                                                      EQ/T. ROWE PRICE
                                                       GROWTH STOCK*
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $395,725,502
Receivable for The Trusts shares sold................        324,778
Receivable for policy-related transactions...........             --
                                                        ------------
   Total assets......................................    396,050,280
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --
Payable for policy-related transactions..............        324,778
                                                        ------------
   Total liabilities.................................        324,778
                                                        ------------
NET ASSETS...........................................   $395,725,502
                                                        ============

NET ASSETS:
Accumulation Units...................................   $395,699,626
Retained by AXA Equitable in Separate Account No. 49.         25,876
                                                        ------------
TOTAL NET ASSETS.....................................   $395,725,502
                                                        ============

Investments in shares of The Trusts, at cost.........   $359,302,801
The Trusts shares held
   Class A...........................................        502,980
   Class B...........................................     19,110,070
   Class K...........................................            486

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                       EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                      GLOBAL EQUITY*     INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                      -------------- --------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $170,965,494    $70,466,238   $239,020,310   $495,320,099
Receivable for The Trusts shares sold................            --        146,160             --             --
Receivable for policy-related transactions...........        50,835             --        550,201         91,456
                                                       ------------    -----------   ------------   ------------
   Total assets......................................   171,016,329     70,612,398    239,570,511    495,411,555
                                                       ------------    -----------   ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased..............        50,835             --        550,201         91,456
Payable for policy-related transactions..............            --        146,160             --             --
                                                       ------------    -----------   ------------   ------------
   Total liabilities.................................        50,835        146,160        550,201         91,456
                                                       ------------    -----------   ------------   ------------
NET ASSETS...........................................  $170,965,494    $70,466,238   $239,020,310   $495,320,099
                                                       ============    ===========   ============   ============

NET ASSETS:
Accumulation Units...................................  $170,948,626    $70,446,755   $239,016,668   $495,316,067
Retained by AXA Equitable in Separate Account No. 49.        16,868         19,483          3,642          4,032
                                                       ------------    -----------   ------------   ------------
TOTAL NET ASSETS.....................................  $170,965,494    $70,466,238   $239,020,310   $495,320,099
                                                       ============    ===========   ============   ============

Investments in shares of The Trusts, at cost.........  $196,847,793    $68,227,522   $250,689,795   $480,578,713
The Trusts shares held
   Class A...........................................       182,681             --        173,353             --
   Class B...........................................    21,841,825     12,283,941     25,728,658     52,247,089
   Class K...........................................         1,299             --             --             --
   Service Class 2...................................            --             --             --             --

                                                      FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                         MANAGER: GROWTH     CONTRAFUND(R)
                                                            PORTFOLIO          PORTFOLIO
                                                      --------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...       $801,347          $23,100,268
Receivable for The Trusts shares sold................             32                   --
Receivable for policy-related transactions...........             --               18,803
                                                            --------          -----------
   Total assets......................................        801,379           23,119,071
                                                            --------          -----------

LIABILITIES:
Payable for The Trusts shares purchased..............             --               18,803
Payable for policy-related transactions..............              7                   --
                                                            --------          -----------
   Total liabilities.................................              7               18,803
                                                            --------          -----------
NET ASSETS...........................................       $801,372          $23,100,268
                                                            ========          ===========

NET ASSETS:
Accumulation Units...................................       $801,372          $23,084,697
Retained by AXA Equitable in Separate Account No. 49.             --               15,571
                                                            --------          -----------
TOTAL NET ASSETS.....................................       $801,372          $23,100,268
                                                            ========          ===========

Investments in shares of The Trusts, at cost.........       $857,105          $23,009,788
The Trusts shares held
   Class A...........................................             --                   --
   Class B...........................................             --                   --
   Class K...........................................             --                   --
   Service Class 2...................................         60,708            1,020,330

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                      FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                       FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030
                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                      --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $441,640        $454,559        $118,091        $167,616
Receivable for The Trusts shares sold................          19              17               4               6
Receivable for policy-related transactions...........          --              --              --              --
                                                         --------        --------        --------        --------
   Total assets......................................     441,659         454,576         118,095         167,622
                                                         --------        --------        --------        --------

LIABILITIES:
Payable for The Trusts shares purchased..............          --              --              --              --
Payable for policy-related transactions..............          12               4               1              --
                                                         --------        --------        --------        --------
   Total liabilities.................................          12               4               1              --
                                                         --------        --------        --------        --------
NET ASSETS...........................................    $441,647        $454,572        $118,094        $167,622
                                                         ========        ========        ========        ========

NET ASSETS:
Accumulation Units...................................    $441,647        $454,572        $118,094        $167,622
Retained by AXA Equitable in Separate Account No. 49.          --              --              --              --
                                                         --------        --------        --------        --------
TOTAL NET ASSETS.....................................    $441,647        $454,572        $118,094        $167,622
                                                         ========        ========        ========        ========

Investments in shares of The Trusts, at cost.........    $458,257        $476,105        $121,827        $177,330
The Trusts shares held
   Service Class 2...................................      42,712          44,696          11,845          17,334

                                                      FIDELITY(R) VIP MID
                                                         CAP PORTFOLIO
                                                      -------------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $10,083,246
Receivable for The Trusts shares sold................              --
Receivable for policy-related transactions...........           4,683
                                                          -----------
   Total assets......................................      10,087,929
                                                          -----------

LIABILITIES:
Payable for The Trusts shares purchased..............           4,683
Payable for policy-related transactions..............              --
                                                          -----------
   Total liabilities.................................           4,683
                                                          -----------
NET ASSETS...........................................     $10,083,246
                                                          ===========

NET ASSETS:
Accumulation Units...................................     $10,073,082
Retained by AXA Equitable in Separate Account No. 49.          10,164
                                                          -----------
TOTAL NET ASSETS.....................................     $10,083,246
                                                          ===========

Investments in shares of The Trusts, at cost.........     $10,972,909
The Trusts shares held
   Service Class 2...................................         352,808

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                                           FRANKLIN
                                                      FIDELITY(R) VIP                      FRANKLIN      TEMPLETON VIP
                                                      STRATEGIC INCOME FRANKLIN INCOME STRATEGIC INCOME FOUNDING FUNDS
                                                         PORTFOLIO     SECURITIES FUND SECURITIES FUND  ALLOCATION FUND
                                                      ---------------- --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $16,924,934      $6,314,204      $11,672,081      $1,447,259
Receivable for The Trusts shares sold................            --             257               --             635
Receivable for policy-related transactions...........        76,318              --            7,677              --
                                                        -----------      ----------      -----------      ----------
   Total assets......................................    17,001,252       6,314,461       11,679,758       1,447,894
                                                        -----------      ----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............        76,318              --            7,677              --
Payable for policy-related transactions..............            --             257               --             635
                                                        -----------      ----------      -----------      ----------
   Total liabilities.................................        76,318             257            7,677             635
                                                        -----------      ----------      -----------      ----------
NET ASSETS...........................................   $16,924,934      $6,314,204      $11,672,081      $1,447,259
                                                        ===========      ==========      ===========      ==========

NET ASSETS:
Accumulation Units...................................   $16,924,769      $6,313,814      $11,645,530      $1,446,285
Retained by AXA Equitable in Separate Account No. 49.           165             390           26,551             974
                                                        -----------      ----------      -----------      ----------
TOTAL NET ASSETS.....................................   $16,924,934      $6,314,204      $11,672,081      $1,447,259
                                                        ===========      ==========      ===========      ==========

Investments in shares of The Trusts, at cost.........   $17,753,392      $6,479,725      $11,933,886      $1,438,980
The Trusts shares held
   Class 2...........................................            --         440,936          951,270         190,680
   Series II.........................................            --              --               --              --
   Service Class 2...................................     1,523,396              --               --              --
   Service Shares....................................            --              --               --              --

                                                      GOLDMAN SACHS VIT  INVESCO V.I.
                                                        MID CAP VALUE   DIVIDEND GROWTH
                                                            FUND             FUND
                                                      ----------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $6,426,193       $1,154,877
Receivable for The Trusts shares sold................            --               --
Receivable for policy-related transactions...........         2,661            8,714
                                                         ----------       ----------
   Total assets......................................     6,428,854        1,163,591
                                                         ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased..............         2,661            8,686
Payable for policy-related transactions..............            --               --
                                                         ----------       ----------
   Total liabilities.................................         2,661            8,686
                                                         ----------       ----------
NET ASSETS...........................................    $6,426,193       $1,154,905
                                                         ==========       ==========

NET ASSETS:
Accumulation Units...................................    $6,425,995       $1,154,905
Retained by AXA Equitable in Separate Account No. 49.           198               --
                                                         ----------       ----------
TOTAL NET ASSETS.....................................    $6,426,193       $1,154,905
                                                         ==========       ==========

Investments in shares of The Trusts, at cost.........    $6,631,190       $1,132,964
The Trusts shares held
   Class 2...........................................            --               --
   Series II.........................................            --           82,491
   Service Class 2...................................            --               --
   Service Shares....................................       490,175               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                            INVESCO V.I.
                                                      INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I.
                                                       REAL ESTATE FUND      YIELD FUND      GROWTH FUND  LEISURE FUND
                                                      ------------------- ----------------- ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $16,049,123        $2,005,872      $ 9,431,993    $315,181
Receivable for The Trusts shares sold................              --                --               --          12
Receivable for policy-related transactions...........          15,091             9,989           11,232          --
                                                          -----------        ----------      -----------    --------
   Total assets......................................      16,064,214         2,015,861        9,443,225     315,193
                                                          -----------        ----------      -----------    --------

LIABILITIES:
Payable for The Trusts shares purchased..............          15,091             9,925           11,232          --
Payable for policy-related transactions..............              --                --               --          12
                                                          -----------        ----------      -----------    --------
   Total liabilities.................................          15,091             9,925           11,232          12
                                                          -----------        ----------      -----------    --------
NET ASSETS...........................................     $16,049,123        $2,005,936      $ 9,431,993    $315,181
                                                          ===========        ==========      ===========    ========

NET ASSETS:
Accumulation Units...................................     $16,048,612        $2,005,936      $ 9,431,652    $315,158
Retained by AXA Equitable in Separate Account No. 49.             511                --              341          23
                                                          -----------        ----------      -----------    --------
TOTAL NET ASSETS.....................................     $16,049,123        $2,005,936      $ 9,431,993    $315,181
                                                          ===========        ==========      ===========    ========

Investments in shares of The Trusts, at cost.........     $17,517,375        $2,025,535      $10,014,985    $326,551
The Trusts shares held
   Series II.........................................       1,352,074           398,782          361,656      41,581

                                                      INVESCO V.I. MID CAP
                                                        CORE EQUITY FUND
                                                      --------------------
ASSETS:
Investments in shares of The Trusts, at fair value...      $2,516,091
Receivable for The Trusts shares sold................             231
Receivable for policy-related transactions...........              --
                                                           ----------
   Total assets......................................       2,516,322
                                                           ----------

LIABILITIES:
Payable for The Trusts shares purchased..............              --
Payable for policy-related transactions..............             231
                                                           ----------
   Total liabilities.................................             231
                                                           ----------
NET ASSETS...........................................      $2,516,091
                                                           ==========

NET ASSETS:
Accumulation Units...................................      $2,516,059
Retained by AXA Equitable in Separate Account No. 49.              32
                                                           ----------
TOTAL NET ASSETS.....................................      $2,516,091
                                                           ==========

Investments in shares of The Trusts, at cost.........      $2,623,559
The Trusts shares held
   Series II.........................................         219,363

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                             IVY FUNDS VIP
                                                      INVESCO V.I. SMALL IVY FUNDS VIP ASSET   DIVIDEND    IVY FUNDS VIP
                                                       CAP EQUITY FUND        STRATEGY       OPPORTUNITIES    ENERGY
                                                      ------------------ ------------------- ------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $2,441,705         $6,460,573       $7,611,380    $8,578,046
Receivable for policy-related transactions...........         22,772             49,011           19,357        43,489
                                                          ----------         ----------       ----------    ----------
   Total assets......................................      2,464,477          6,509,584        7,630,737     8,621,535
                                                          ----------         ----------       ----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased..............         22,772             49,011           19,285        43,489
                                                          ----------         ----------       ----------    ----------
   Total liabilities.................................         22,772             49,011           19,285        43,489
                                                          ----------         ----------       ----------    ----------
NET ASSETS...........................................     $2,441,705         $6,460,573       $7,611,452    $8,578,046
                                                          ==========         ==========       ==========    ==========

NET ASSETS:
Accumulation Units...................................     $2,441,684         $6,460,269       $7,611,452    $8,577,790
Retained by AXA Equitable in Separate Account No. 49.             21                304               --           256
                                                          ----------         ----------       ----------    ----------
TOTAL NET ASSETS.....................................     $2,441,705         $6,460,573       $7,611,452    $8,578,046
                                                          ==========         ==========       ==========    ==========

Investments in shares of The Trusts, at cost.........     $2,442,231         $6,889,673       $7,753,100    $9,241,471
The Trusts shares held
   Common Shares.....................................             --            709,353        1,175,684     1,475,387
   Series II.........................................        151,565                 --               --            --

                                                      IVY FUNDS VIP
                                                      GLOBAL NATURAL IVY FUNDS VIP HIGH
                                                        RESOURCES          INCOME
                                                      -------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $7,878,105      $23,263,746
Receivable for policy-related transactions...........       19,756           30,152
                                                        ----------      -----------
   Total assets......................................    7,897,861       23,293,898
                                                        ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased..............       19,756           30,152
                                                        ----------      -----------
   Total liabilities.................................       19,756           30,152
                                                        ----------      -----------
NET ASSETS...........................................   $7,878,105      $23,263,746
                                                        ==========      ===========

NET ASSETS:
Accumulation Units...................................   $7,870,807      $23,255,935
Retained by AXA Equitable in Separate Account No. 49.        7,298            7,811
                                                        ----------      -----------
TOTAL NET ASSETS.....................................   $7,878,105      $23,263,746
                                                        ==========      ===========

Investments in shares of The Trusts, at cost.........   $9,308,531      $23,357,779
The Trusts shares held
   Common Shares.....................................    1,490,456        6,804,653
   Series II.........................................           --               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                                            LAZARD
                                                                        IVY FUNDS VIP                     RETIREMENT
                                                      IVY FUNDS VIP MID  SCIENCE AND   IVY FUNDS VIP   EMERGING MARKETS
                                                         CAP GROWTH      TECHNOLOGY   SMALL CAP GROWTH EQUITY PORTFOLIO
                                                      ----------------- ------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $10,800,875     $6,730,080      $5,881,368      $27,298,479
Receivable for The Trusts shares sold................             --             --           3,023               --
Receivable for policy-related transactions...........         21,909         11,010              --           43,500
                                                         -----------     ----------      ----------      -----------
   Total assets......................................     10,822,784      6,741,090       5,884,391       27,341,979
                                                         -----------     ----------      ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased..............         21,909         11,010              --           43,500
Payable for policy-related transactions..............             --             --           3,023               --
                                                         -----------     ----------      ----------      -----------
   Total liabilities.................................         21,909         11,010           3,023           43,500
                                                         -----------     ----------      ----------      -----------
NET ASSETS...........................................    $10,800,875     $6,730,080      $5,881,368      $27,298,479
                                                         ===========     ==========      ==========      ===========

NET ASSETS:
Accumulation Units...................................    $10,800,553     $6,729,768      $5,876,199      $27,283,629
Retained by AXA Equitable in Separate Account No. 49.            322            312           5,169           14,850
                                                         -----------     ----------      ----------      -----------
TOTAL NET ASSETS.....................................    $10,800,875     $6,730,080      $5,881,368      $27,298,479
                                                         ===========     ==========      ==========      ===========

Investments in shares of The Trusts, at cost.........    $11,072,524     $7,387,419      $6,250,004      $31,616,203
The Trusts shares held
   Common Shares.....................................      1,290,766        441,409         629,589               --
   Service Shares....................................             --             --              --        1,459,031
   VC Shares.........................................             --             --              --               --

                                                      LORD ABBETT BOND
                                                         DEBENTURE
                                                         PORTFOLIO
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $826,608
Receivable for The Trusts shares sold................           34
Receivable for policy-related transactions...........           --
                                                          --------
   Total assets......................................      826,642
                                                          --------

LIABILITIES:
Payable for The Trusts shares purchased..............           --
Payable for policy-related transactions..............            4
                                                          --------
   Total liabilities.................................            4
                                                          --------
NET ASSETS...........................................     $826,638
                                                          ========

NET ASSETS:
Accumulation Units...................................     $826,638
Retained by AXA Equitable in Separate Account No. 49.           --
                                                          --------
TOTAL NET ASSETS.....................................     $826,638
                                                          ========

Investments in shares of The Trusts, at cost.........     $861,737
The Trusts shares held
   Common Shares.....................................           --
   Service Shares....................................           --
   VC Shares.........................................       71,014

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                     LORD ABBETT
                                                       LORD ABBETT     GROWTH         MFS(R)      MFS(R) INVESTORS
                                                      CLASSIC STOCK OPPORTUNITIES  INTERNATIONAL    GROWTH STOCK
                                                        PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO      SERIES
                                                      ------------- ------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $1,049,731     $602,642      $14,179,897      $3,267,361
Receivable for The Trusts shares sold................          --           24               --              --
Receivable for policy-related transactions...........      28,012           --           95,773           9,869
                                                       ----------     --------      -----------      ----------
   Total assets......................................   1,077,743      602,666       14,275,670       3,277,230
                                                       ----------     --------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............      27,983           --           95,773           9,869
Payable for policy-related transactions..............          --            5               --              --
                                                       ----------     --------      -----------      ----------
   Total liabilities.................................      27,983            5           95,773           9,869
                                                       ----------     --------      -----------      ----------
NET ASSETS...........................................  $1,049,760     $602,661      $14,179,897      $3,267,361
                                                       ==========     ========      ===========      ==========

NET ASSETS:
Accumulation Units...................................  $1,049,760     $602,661      $14,175,085      $3,266,973
Retained by AXA Equitable in Separate Account No. 49.          --           --            4,812             388
                                                       ----------     --------      -----------      ----------
TOTAL NET ASSETS.....................................  $1,049,760     $602,661      $14,179,897      $3,267,361
                                                       ==========     ========      ===========      ==========

Investments in shares of The Trusts, at cost.........  $1,086,277     $784,541      $14,403,905      $3,275,794
The Trusts shares held
   Service Class.....................................          --           --          945,957         303,376
   VC Shares.........................................      93,642       49,276               --              --


                                                      MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                        TRUST SERIES       PORTFOLIO
                                                      ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $2,631,050       $3,597,384
Receivable for The Trusts shares sold................           103               --
Receivable for policy-related transactions...........            --            1,549
                                                         ----------       ----------
   Total assets......................................     2,631,153        3,598,933
                                                         ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --            1,549
Payable for policy-related transactions..............           103               --
                                                         ----------       ----------
   Total liabilities.................................           103            1,549
                                                         ----------       ----------
NET ASSETS...........................................    $2,631,050       $3,597,384
                                                         ==========       ==========

NET ASSETS:
Accumulation Units...................................    $2,630,949       $3,596,998
Retained by AXA Equitable in Separate Account No. 49.           101              386
                                                         ----------       ----------
TOTAL NET ASSETS.....................................    $2,631,050       $3,597,384
                                                         ==========       ==========

Investments in shares of The Trusts, at cost.........    $2,663,056       $3,557,812
The Trusts shares held
   Service Class.....................................       136,253          534,530
   VC Shares.........................................            --               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                       MULTIMANAGER                MULTIMANAGER   MULTIMANAGER
                                                      MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER  INTERNATIONAL LARGE CAP CORE
                                                           SERIES        EQUITY*      CORE BOND*      EQUITY*       EQUITY*
                                                      ---------------- ------------ -------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $6,062,057    $467,485,076 $1,295,345,365 $333,293,461   $126,568,423
Receivable for The Trusts shares sold................            --         357,699             --      173,717          8,201
Receivable for policy-related transactions...........        77,640              --        135,319           --             --
                                                         ----------    ------------ -------------- ------------   ------------
   Total assets......................................     6,139,697     467,842,775  1,295,480,684  333,467,178    126,576,624
                                                         ----------    ------------ -------------- ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased..............        77,640              --        135,319           --             --
Payable for policy-related transactions..............            --         357,699             --      173,717          8,201
                                                         ----------    ------------ -------------- ------------   ------------
   Total liabilities.................................        77,640         357,699        135,319      173,717          8,201
                                                         ----------    ------------ -------------- ------------   ------------
NET ASSETS...........................................    $6,062,057    $467,485,076 $1,295,345,365 $333,293,461   $126,568,423
                                                         ==========    ============ ============== ============   ============

NET ASSETS:
Accumulation Units...................................    $6,061,772    $467,297,222 $1,295,329,902 $333,279,020   $126,552,609
Retained by AXA Equitable in Separate Account No. 49.           285         187,854         15,463       14,441         15,814
                                                         ----------    ------------ -------------- ------------   ------------
TOTAL NET ASSETS.....................................    $6,062,057    $467,485,076 $1,295,345,365 $333,293,461   $126,568,423
                                                         ==========    ============ ============== ============   ============

Investments in shares of The Trusts, at cost.........    $5,923,133    $457,387,452 $1,303,081,562 $464,112,208   $130,238,086
The Trusts shares held
   Class B...........................................            --      18,588,713    123,866,594   37,627,825     13,477,464
   Class K...........................................            --             403            970        1,069          1,096
   Service Class.....................................       235,603              --             --           --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                                         MULTIMANAGER
                                                        MULTIMANAGER   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR
                                                      LARGE CAP VALUE*   CAP GROWTH*       CAP VALUE*       BOND*
                                                      ---------------- ---------------- ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $322,978,964     $286,175,524     $343,373,635   $614,230,527
Receivable for The Trusts shares sold................         28,867          365,011            6,794             --
Receivable for policy-related transactions...........             --               --               --        737,731
                                                        ------------     ------------     ------------   ------------
   Total assets......................................    323,007,831      286,540,535      343,380,429    614,968,258
                                                        ------------     ------------     ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --               --               --        737,731
Payable for policy-related transactions..............         28,867          365,011            6,794             --
                                                        ------------     ------------     ------------   ------------
   Total liabilities.................................         28,867          365,011            6,794        737,731
                                                        ------------     ------------     ------------   ------------
NET ASSETS...........................................   $322,978,964     $286,175,524     $343,373,635   $614,230,527
                                                        ============     ============     ============   ============

NET ASSETS:
Accumulation Units...................................   $322,969,251     $286,162,707     $343,362,736   $614,218,125
Retained by AXA Equitable in Separate Account No. 49.          9,713           12,817           10,899         12,402
                                                        ------------     ------------     ------------   ------------
TOTAL NET ASSETS.....................................   $322,978,964     $286,175,524     $343,373,635   $614,230,527
                                                        ============     ============     ============   ============

Investments in shares of The Trusts, at cost.........   $362,550,261     $279,899,362     $341,367,558   $677,000,156
The Trusts shares held
   Class B...........................................     35,341,355       34,561,658       40,143,859    157,254,972
   Class K...........................................          1,146            1,217            1,152          2,573

                                                      MULTIMANAGER
                                                       SMALL CAP
                                                        GROWTH*
                                                      ------------
ASSETS:
Investments in shares of The Trusts, at fair value... $177,417,054
Receivable for The Trusts shares sold................      134,748
Receivable for policy-related transactions...........           --
                                                      ------------
   Total assets......................................  177,551,802
                                                      ------------

LIABILITIES:
Payable for The Trusts shares purchased..............           --
Payable for policy-related transactions..............      134,748
                                                      ------------
   Total liabilities.................................      134,748
                                                      ------------
NET ASSETS........................................... $177,417,054
                                                      ============

NET ASSETS:
Accumulation Units................................... $177,376,064
Retained by AXA Equitable in Separate Account No. 49.       40,990
                                                      ------------
TOTAL NET ASSETS..................................... $177,417,054
                                                      ============

Investments in shares of The Trusts, at cost......... $176,746,682
The Trusts shares held
   Class B...........................................   23,834,597
   Class K...........................................        1,352

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                                        PIMCO VARIABLE
                                                                                                       INSURANCE TRUST
                                                        MULTIMANAGER   MULTIMANAGER  MUTUAL SHARES  COMMODITYREALRETURN(R)
                                                      SMALL CAP VALUE* TECHNOLOGY*  SECURITIES FUND   STRATEGY PORTFOLIO
                                                      ---------------- ------------ --------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $365,555,785   $363,549,012   $5,643,089         $10,607,860
Receivable for The Trusts shares sold................        115,449             --           --                  --
Receivable for policy-related transactions...........             --        310,530        3,935              10,408
                                                        ------------   ------------   ----------         -----------
   Total assets......................................    365,671,234    363,859,542    5,647,024          10,618,268
                                                        ------------   ------------   ----------         -----------

LIABILITIES:
Payable for The Trusts shares purchased..............             --        310,530        3,935              10,408
Payable for policy-related transactions..............        115,449             --           --                  --
                                                        ------------   ------------   ----------         -----------
   Total liabilities.................................        115,449        310,530        3,935              10,408
                                                        ------------   ------------   ----------         -----------
NET ASSETS...........................................   $365,555,785   $363,549,012   $5,643,089         $10,607,860
                                                        ============   ============   ==========         ===========

NET ASSETS:
Accumulation Units...................................   $365,539,661   $363,491,820   $5,642,755         $10,607,742
Retained by AXA Equitable in Separate Account No. 49.         16,124         57,192          334                 118
                                                        ------------   ------------   ----------         -----------
TOTAL NET ASSETS.....................................   $365,555,785   $363,549,012   $5,643,089         $10,607,860
                                                        ============   ============   ==========         ===========

Investments in shares of The Trusts, at cost.........   $439,796,091   $321,367,409   $5,807,868         $12,541,336
The Trusts shares held
   Advisor Class.....................................             --             --           --           1,459,128
   Class A...........................................              8             --           --                  --
   Class B...........................................     37,247,804     29,819,055           --                  --
   Class 2...........................................             --             --      366,911                  --
   Class K...........................................          1,070             --           --                  --

                                                       PIMCO VARIABLE
                                                      INSURANCE TRUST
                                                      EMERGING MARKETS
                                                       BOND PORTFOLIO
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $9,690,476
Receivable for The Trusts shares sold................         3,560
Receivable for policy-related transactions...........            --
                                                         ----------
   Total assets......................................     9,694,036
                                                         ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --
Payable for policy-related transactions..............         2,764
                                                         ----------
   Total liabilities.................................         2,764
                                                         ----------
NET ASSETS...........................................    $9,691,272
                                                         ==========

NET ASSETS:
Accumulation Units...................................    $9,691,272
Retained by AXA Equitable in Separate Account No. 49.            --
                                                         ----------
TOTAL NET ASSETS.....................................    $9,691,272
                                                         ==========

Investments in shares of The Trusts, at cost.........    $9,721,422
The Trusts shares held
   Advisor Class.....................................       709,925
   Class A...........................................            --
   Class B...........................................            --
   Class 2...........................................            --
   Class K...........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                      PIMCO VARIABLE  PIMCO VARIABLE
                                                      INSURANCE TRUST INSURANCE TRUST
                                                        REAL RETURN    TOTAL RETURN                    PROFUND VP
                                                         PORTFOLIO       PORTFOLIO    PROFUND VP BEAR BIOTECHNOLOGY
                                                      --------------- --------------- --------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $34,061,443     $56,085,667      $830,380      $2,142,683
Receivable for The Trusts shares sold................            --              --            33              86
Receivable for policy-related transactions...........       172,985         103,486            --              --
                                                        -----------     -----------      --------      ----------
   Total assets......................................    34,234,428      56,189,153       830,413       2,142,769
                                                        -----------     -----------      --------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............       172,369         103,486            --              --
Payable for policy-related transactions..............            --              --            33              86
                                                        -----------     -----------      --------      ----------
   Total liabilities.................................       172,369         103,486            33              86
                                                        -----------     -----------      --------      ----------
NET ASSETS...........................................   $34,062,059     $56,085,667      $830,380      $2,142,683
                                                        ===========     ===========      ========      ==========

NET ASSETS:
Accumulation Units...................................   $34,062,059     $56,085,558      $826,563      $2,142,299
Retained by AXA Equitable in Separate Account No. 49.            --             109         3,817             384
                                                        -----------     -----------      --------      ----------
TOTAL NET ASSETS.....................................   $34,062,059     $56,085,667      $830,380      $2,142,683
                                                        ===========     ===========      ========      ==========

Investments in shares of The Trusts, at cost.........   $33,577,649     $57,280,238      $886,609      $2,075,833
The Trusts shares held
   Advisor Class.....................................     2,441,680       5,089,443            --              --
   Common Shares.....................................            --              --        44,740          87,923

                                                      RYDEX | SGI VT
                                                        ALTERNATIVE
                                                        STRATEGIES
                                                      ALLOCATION FUND
                                                      ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $368,751
Receivable for The Trusts shares sold................          --
Receivable for policy-related transactions...........         764
                                                         --------
   Total assets......................................     369,515
                                                         --------

LIABILITIES:
Payable for The Trusts shares purchased..............         752
Payable for policy-related transactions..............          --
                                                         --------
   Total liabilities.................................         752
                                                         --------
NET ASSETS...........................................    $368,763
                                                         ========

NET ASSETS:
Accumulation Units...................................    $368,763
Retained by AXA Equitable in Separate Account No. 49.          --
                                                         --------
TOTAL NET ASSETS.....................................    $368,763
                                                         ========

Investments in shares of The Trusts, at cost.........    $380,517
The Trusts shares held
   Advisor Class.....................................          --
   Common Shares.....................................      19,531

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                         TEMPLETON
                                                      RYDEX | SGI VT   T. ROWE PRICE    DEVELOPING        TEMPLETON
                                                      MANAGED FUTURES HEALTH SCIENCES     MARKETS     FOREIGN SECURITIES
                                                       STRATEGY FUND     PORTFOLIO    SECURITIES FUND        FUND
                                                      --------------- --------------- --------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $370,793       $5,466,831      $4,730,496        $4,902,766
Receivable for The Trusts shares sold................          15               --              83                --
Receivable for policy-related transactions...........          --           38,227              --             2,035
                                                         --------       ----------      ----------        ----------
   Total assets......................................     370,808        5,505,058       4,730,579         4,904,801
                                                         --------       ----------      ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased..............          --           38,140              --             2,035
Payable for policy-related transactions..............           4               --              83                --
                                                         --------       ----------      ----------        ----------
   Total liabilities.................................           4           38,140              83             2,035
                                                         --------       ----------      ----------        ----------
NET ASSETS...........................................    $370,804       $5,466,918      $4,730,496        $4,902,766
                                                         ========       ==========      ==========        ==========

NET ASSETS:
Accumulation Units...................................    $370,804       $5,466,918      $4,730,490        $4,901,294
Retained by AXA Equitable in Separate Account No. 49.          --               --               6             1,472
                                                         --------       ----------      ----------        ----------
TOTAL NET ASSETS.....................................    $370,804       $5,466,918      $4,730,496        $4,902,766
                                                         ========       ==========      ==========        ==========

Investments in shares of The Trusts, at cost.........    $388,189       $5,249,609      $5,412,389        $5,456,800
The Trusts shares held
   Class 2...........................................          --               --         502,176           390,348
   Class II..........................................          --          340,613              --                --
   Common Shares.....................................      18,141               --              --                --

                                                      TEMPLETON GLOBAL
                                                      BOND SECURITIES
                                                            FUND
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $43,698,230
Receivable for The Trusts shares sold................            --
Receivable for policy-related transactions...........        86,753
                                                        -----------
   Total assets......................................    43,784,983
                                                        -----------

LIABILITIES:
Payable for The Trusts shares purchased..............        86,753
Payable for policy-related transactions..............            --
                                                        -----------
   Total liabilities.................................        86,753
                                                        -----------
NET ASSETS...........................................   $43,698,230
                                                        ===========

NET ASSETS:
Accumulation Units...................................   $43,690,402
Retained by AXA Equitable in Separate Account No. 49.         7,828
                                                        -----------
TOTAL NET ASSETS.....................................   $43,698,230
                                                        ===========

Investments in shares of The Trusts, at cost.........   $46,027,050
The Trusts shares held
   Class 2...........................................     2,407,616
   Class II..........................................            --
   Common Shares.....................................            --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                          TEMPLETON     VAN ECK VIP
                                                      GROWTH SECURITIES GLOBAL HARD
                                                            FUND        ASSETS FUND
                                                      ----------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value...     $919,307      $16,330,082
Receivable for The Trusts shares sold................           37               --
Receivable for policy-related transactions...........           --          102,056
                                                          --------      -----------
   Total assets......................................      919,344       16,432,138
                                                          --------      -----------

LIABILITIES:
Payable for The Trusts shares purchased..............           --          101,653
Payable for policy-related transactions..............           37               --
                                                          --------      -----------
   Total liabilities.................................           37          101,653
                                                          --------      -----------
NET ASSETS...........................................     $919,307      $16,330,485
                                                          ========      ===========

NET ASSETS:
Accumulation Units...................................     $918,050      $16,330,485
Retained by AXA Equitable in Separate Account No. 49.        1,257               --
                                                          --------      -----------
TOTAL NET ASSETS.....................................     $919,307      $16,330,485
                                                          ========      ===========

Investments in shares of The Trusts, at cost.........     $990,491      $18,369,580
The Trusts shares held
   Class 2...........................................       90,930               --
   Class S Shares....................................           --          542,528

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                                 UNITS
                                                          CONTRACT                            OUTSTANDING
                                                          CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                                          -------- --------------- ---------- -----------
ALL ASSET ALLOCATION.....................................  0.65%         A           $ 9.76         --
ALL ASSET ALLOCATION.....................................  1.30%         A           $11.06        221
ALL ASSET ALLOCATION.....................................  1.55%         A           $11.00         65
ALL ASSET ALLOCATION.....................................  1.65%         A           $10.97         70
ALL ASSET ALLOCATION.....................................  1.70%         A           $10.96          9

ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  0.65%      CLASS B        $ 9.61         --
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.30%      CLASS B        $10.53        131
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.55%      CLASS B        $10.47          3
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.65%      CLASS B        $10.45         72
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.70%      CLASS B        $10.44          3
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  0.65%      CLASS B        $ 8.16         --
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.30%      CLASS B        $ 9.32        231
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.55%      CLASS B        $ 9.27         42
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.65%      CLASS B        $ 9.25        115
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.70%      CLASS B        $ 9.24          5

AMERICAN CENTURY VP LARGE COMPANY VALUE FUND.............  0.65%      CLASS II       $10.38         --
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND.............  1.30%      CLASS II       $11.00         58
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND.............  1.55%      CLASS II       $10.94          7
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND.............  1.65%      CLASS II       $10.92         42
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND.............  1.70%      CLASS II       $10.91          1

AMERICAN CENTURY VP MID CAP VALUE FUND...................  0.65%      CLASS II       $10.45          1
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.30%      CLASS II       $12.08        277
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.55%      CLASS II       $12.01         62
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.65%      CLASS II       $11.98        186
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.70%      CLASS II       $11.97         24

AXA AGGRESSIVE ALLOCATION................................  0.65%         A           $ 9.42         --
AXA AGGRESSIVE ALLOCATION................................  1.30%         A           $10.48        824
AXA AGGRESSIVE ALLOCATION................................  1.55%         A           $10.42        243
AXA AGGRESSIVE ALLOCATION................................  1.65%         A           $10.40        117
AXA AGGRESSIVE ALLOCATION................................  1.70%         A           $10.39         10
AXA AGGRESSIVE ALLOCATION................................  0.50%         B           $11.31         --
AXA AGGRESSIVE ALLOCATION................................  0.95%         B           $10.91         --
AXA AGGRESSIVE ALLOCATION................................  1.15%         B           $10.74        696
AXA AGGRESSIVE ALLOCATION................................  1.20%         B           $10.70      3,379
AXA AGGRESSIVE ALLOCATION................................  1.25%         B           $11.82     19,298
AXA AGGRESSIVE ALLOCATION................................  1.30%         B           $11.20     53,671
AXA AGGRESSIVE ALLOCATION................................  1.35%         B           $10.57      1,284
AXA AGGRESSIVE ALLOCATION................................  1.40%         B           $10.53      3,546
AXA AGGRESSIVE ALLOCATION................................  1.50%         B           $11.57     19,731
AXA AGGRESSIVE ALLOCATION................................  1.55%         B           $10.40     39,758
AXA AGGRESSIVE ALLOCATION................................  1.60%         B           $10.36      1,791
AXA AGGRESSIVE ALLOCATION................................  1.65%         B           $11.43     81,741
AXA AGGRESSIVE ALLOCATION................................  1.70%         B           $11.38      6,353
AXA AGGRESSIVE ALLOCATION................................  1.80%         B           $10.20          3
AXA AGGRESSIVE ALLOCATION................................  1.90%         B           $10.11         48

AXA BALANCED STRATEGY....................................  0.65%         B           $ 9.73         --
AXA BALANCED STRATEGY....................................  1.30%         B           $10.56     19,416

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                  -------- --------------- ---------- -----------
AXA BALANCED STRATEGY............  1.30%          B         $11.80      28,557
AXA BALANCED STRATEGY............  1.55%          B         $10.50       5,837
AXA BALANCED STRATEGY............  1.55%          B         $11.72       6,613
AXA BALANCED STRATEGY............  1.65%          B         $10.48       8,798
AXA BALANCED STRATEGY............  1.65%          B         $11.69       6,698
AXA BALANCED STRATEGY............  1.70%          B         $10.47         784
AXA BALANCED STRATEGY............  1.70%          B         $11.67         419

AXA CONSERVATIVE ALLOCATION......  0.50%          B         $12.33          --
AXA CONSERVATIVE ALLOCATION......  0.95%          B         $11.90          --
AXA CONSERVATIVE ALLOCATION......  1.15%          B         $11.71         506
AXA CONSERVATIVE ALLOCATION......  1.20%          B         $11.66       4,265
AXA CONSERVATIVE ALLOCATION......  1.25%          B         $12.18      12,889
AXA CONSERVATIVE ALLOCATION......  1.30%          B         $12.13      27,990
AXA CONSERVATIVE ALLOCATION......  1.35%          B         $11.53       2,363
AXA CONSERVATIVE ALLOCATION......  1.40%          B         $11.48       8,350
AXA CONSERVATIVE ALLOCATION......  1.50%          B         $11.93      20,557
AXA CONSERVATIVE ALLOCATION......  1.55%          B         $ 11.34     26,538
AXA CONSERVATIVE ALLOCATION......  1.60%          B         $ 11.30      4,084
AXA CONSERVATIVE ALLOCATION......  1.65%          B         $ 11.78     56,299
AXA CONSERVATIVE ALLOCATION......  1.70%          B         $ 11.73      7,073
AXA CONSERVATIVE ALLOCATION......  1.80%          B         $ 11.12         10
AXA CONSERVATIVE ALLOCATION......  1.90%          B         $ 11.03          5

AXA CONSERVATIVE GROWTH STRATEGY.  0.65%          B         $  9.77         --
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B         $ 10.55     10,951
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B         $ 11.69     11,231
AXA CONSERVATIVE GROWTH STRATEGY.  1.55%          B         $ 10.49      3,875
AXA CONSERVATIVE GROWTH STRATEGY.  1.55%          B         $ 11.61      4,541
AXA CONSERVATIVE GROWTH STRATEGY.  1.65%          B         $ 10.47      5,095
AXA CONSERVATIVE GROWTH STRATEGY.  1.65%          B         $ 11.58      4,566
AXA CONSERVATIVE GROWTH STRATEGY.  1.70%          B         $ 10.45        480
AXA CONSERVATIVE GROWTH STRATEGY.  1.70%          B         $ 11.56        408

AXA CONSERVATIVE STRATEGY........  0.65%          B         $  9.87         --
AXA CONSERVATIVE STRATEGY........  1.30%          B         $ 10.51      6,310
AXA CONSERVATIVE STRATEGY........  1.30%          B         $ 11.21      8,013
AXA CONSERVATIVE STRATEGY........  1.55%          B         $ 10.45      2,423
AXA CONSERVATIVE STRATEGY........  1.55%          B         $ 11.14      3,004
AXA CONSERVATIVE STRATEGY........  1.65%          B         $ 10.43      3,918
AXA CONSERVATIVE STRATEGY........  1.65%          B         $ 11.11      3,542
AXA CONSERVATIVE STRATEGY........  1.70%          B         $ 10.42        592
AXA CONSERVATIVE STRATEGY........  1.70%          B         $ 11.09        359

AXA CONSERVATIVE-PLUS ALLOCATION.  0.50%          B         $ 11.96         --
AXA CONSERVATIVE-PLUS ALLOCATION.  0.95%          B         $ 11.54         --
AXA CONSERVATIVE-PLUS ALLOCATION.  1.15%          B         $ 11.36        458
AXA CONSERVATIVE-PLUS ALLOCATION.  1.20%          B         $ 11.31      3,130
AXA CONSERVATIVE-PLUS ALLOCATION.  1.25%          B         $ 12.01     14,485
AXA CONSERVATIVE-PLUS ALLOCATION.  1.30%          B         $ 11.96     25,466
AXA CONSERVATIVE-PLUS ALLOCATION.  1.35%          B         $ 11.18      1,195
AXA CONSERVATIVE-PLUS ALLOCATION.  1.40%          B         $ 11.13      4,843
AXA CONSERVATIVE-PLUS ALLOCATION.  1.50%          B         $ 11.76     19,670
AXA CONSERVATIVE-PLUS ALLOCATION.  1.55%          B         $ 11.00     20,717
AXA CONSERVATIVE-PLUS ALLOCATION.  1.60%          B         $ 10.96      2,628

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                  -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION.  1.65%          B          $11.61      44,468
AXA CONSERVATIVE-PLUS ALLOCATION.  1.70%          B          $11.56       4,887
AXA CONSERVATIVE-PLUS ALLOCATION.  1.80%          B          $10.78           1
AXA CONSERVATIVE-PLUS ALLOCATION.  1.90%          B          $10.70          26

AXA GROWTH STRATEGY..............  0.65%          B          $ 9.63          --
AXA GROWTH STRATEGY..............  1.30%          B          $10.57       2,152
AXA GROWTH STRATEGY..............  1.30%          B          $12.23      30,524
AXA GROWTH STRATEGY..............  1.55%          B          $10.51       1,052
AXA GROWTH STRATEGY..............  1.55%          B          $12.15      10,548
AXA GROWTH STRATEGY..............  1.65%          B          $10.49       1,108
AXA GROWTH STRATEGY..............  1.65%          B          $12.12      13,966
AXA GROWTH STRATEGY..............  1.70%          B          $10.48          53
AXA GROWTH STRATEGY..............  1.70%          B          $12.10         759

AXA MODERATE ALLOCATION..........  0.65%          A          $ 9.73          --
AXA MODERATE ALLOCATION..........  1.30%          A          $10.60       1,704
AXA MODERATE ALLOCATION..........  1.55%          A          $10.55         470
AXA MODERATE ALLOCATION..........  1.65%          A          $10.52         477
AXA MODERATE ALLOCATION..........  1.70%          A          $10.51          66
AXA MODERATE ALLOCATION..........  0.50%          B          $58.54          --
AXA MODERATE ALLOCATION..........  0.95%          B          $52.05          23
AXA MODERATE ALLOCATION..........  1.15%          B          $49.39         405
AXA MODERATE ALLOCATION..........  1.20%          B          $48.74       3,607
AXA MODERATE ALLOCATION..........  1.25%          B          $12.05      57,988
AXA MODERATE ALLOCATION..........  1.30%          B          $11.94     118,023
AXA MODERATE ALLOCATION..........  1.35%          B          $46.86       1,058
AXA MODERATE ALLOCATION..........  1.40%          B          $46.25       6,081
AXA MODERATE ALLOCATION..........  1.50%          B          $11.80      75,947
AXA MODERATE ALLOCATION..........  1.55%          B          $44.46      21,265
AXA MODERATE ALLOCATION..........  1.60%          B          $43.87       2,775
AXA MODERATE ALLOCATION..........  1.65%          B          $11.65     169,486
AXA MODERATE ALLOCATION..........  1.70%          B          $42.73       3,918
AXA MODERATE ALLOCATION..........  1.80%          B          $41.62          36
AXA MODERATE ALLOCATION..........  1.90%          B          $40.54           3

AXA MODERATE GROWTH STRATEGY.....  0.65%          B          $ 9.69          16
AXA MODERATE GROWTH STRATEGY.....  1.30%          B          $10.57      70,698
AXA MODERATE GROWTH STRATEGY.....  1.30%          B          $12.24      43,029
AXA MODERATE GROWTH STRATEGY.....  1.55%          B          $10.52      23,643
AXA MODERATE GROWTH STRATEGY.....  1.55%          B          $12.16      15,302
AXA MODERATE GROWTH STRATEGY.....  1.65%          B          $10.49      32,870
AXA MODERATE GROWTH STRATEGY.....  1.65%          B          $12.13      13,647
AXA MODERATE GROWTH STRATEGY.....  1.70%          B          $10.48       1,311
AXA MODERATE GROWTH STRATEGY.....  1.70%          B          $12.11         949

AXA MODERATE-PLUS ALLOCATION.....  0.65%          A          $ 9.58          --
AXA MODERATE-PLUS ALLOCATION.....  1.30%          A          $10.55       1,991
AXA MODERATE-PLUS ALLOCATION.....  1.55%          A          $10.49         387
AXA MODERATE-PLUS ALLOCATION.....  1.65%          A          $10.47         418
AXA MODERATE-PLUS ALLOCATION.....  1.70%          A          $10.46          82
AXA MODERATE-PLUS ALLOCATION.....  0.50%          B          $11.86          --
AXA MODERATE-PLUS ALLOCATION.....  0.95%          B          $11.44           1
AXA MODERATE-PLUS ALLOCATION.....  1.15%          B          $11.26       2,017

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                       UNITS
                                                CONTRACT                            OUTSTANDING
                                                CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                                -------- --------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION...................  1.20%          B          $11.22      10,152
AXA MODERATE-PLUS ALLOCATION...................  1.25%          B          $12.36      80,135
AXA MODERATE-PLUS ALLOCATION...................  1.30%          B          $12.31     159,713
AXA MODERATE-PLUS ALLOCATION...................  1.35%          B          $11.08       4,167
AXA MODERATE-PLUS ALLOCATION...................  1.40%          B          $11.04      16,713
AXA MODERATE-PLUS ALLOCATION...................  1.50%          B          $12.11      87,053
AXA MODERATE-PLUS ALLOCATION...................  1.55%          B          $10.91     130,217
AXA MODERATE-PLUS ALLOCATION...................  1.60%          B          $10.86       6,637
AXA MODERATE-PLUS ALLOCATION...................  1.65%          B          $11.95     280,251
AXA MODERATE-PLUS ALLOCATION...................  1.70%          B          $11.90      22,802
AXA MODERATE-PLUS ALLOCATION...................  1.80%          B          $10.69          58
AXA MODERATE-PLUS ALLOCATION...................  1.90%          B          $10.61           1

AXA TACTICAL MANAGER 2000......................  0.65%          B          $ 9.49           2
AXA TACTICAL MANAGER 2000......................  1.30%          B          $11.56       2,227
AXA TACTICAL MANAGER 2000......................  1.55%          B          $11.50         829
AXA TACTICAL MANAGER 2000......................  1.65%          B          $11.47       1,194
AXA TACTICAL MANAGER 2000......................  1.70%          B          $11.46          56

AXA TACTICAL MANAGER 400.......................  0.65%          B          $ 9.67           2
AXA TACTICAL MANAGER 400.......................  1.30%          B          $11.49       2,008
AXA TACTICAL MANAGER 400.......................  1.55%          B          $11.43         766
AXA TACTICAL MANAGER 400.......................  1.65%          B          $11.40       1,118
AXA TACTICAL MANAGER 400.......................  1.70%          B          $11.39          42

AXA TACTICAL MANAGER 500.......................  0.65%          B          $ 9.86           6
AXA TACTICAL MANAGER 500.......................  1.30%          B          $10.77       4,921
AXA TACTICAL MANAGER 500.......................  1.55%          B          $10.71       1,923
AXA TACTICAL MANAGER 500.......................  1.65%          B          $10.69       2,784
AXA TACTICAL MANAGER 500.......................  1.70%          B          $10.68         173

AXA TACTICAL MANAGER INTERNATIONAL.............  0.65%          B          $ 8.18           2
AXA TACTICAL MANAGER INTERNATIONAL.............  1.30%          B          $ 8.56       4,753
AXA TACTICAL MANAGER INTERNATIONAL.............  1.55%          B          $ 8.51       1,863
AXA TACTICAL MANAGER INTERNATIONAL.............  1.65%          B          $ 8.49       2,522
AXA TACTICAL MANAGER INTERNATIONAL.............  1.70%          B          $ 8.49         134

AXA ULTRA CONSERVATIVE STRATEGY................  1.30%          B          $10.05          --
AXA ULTRA CONSERVATIVE STRATEGY................  1.55%          B          $10.05          --
AXA ULTRA CONSERVATIVE STRATEGY................  1.65%          B          $10.05          --
AXA ULTRA CONSERVATIVE STRATEGY................  1.70%          B          $10.04          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND..........  0.65%      CLASS III      $ 9.62          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND..........  1.30%      CLASS III      $10.44       1,595
BLACKROCK GLOBAL ALLOCATION V.I. FUND..........  1.55%      CLASS III      $10.38         223
BLACKROCK GLOBAL ALLOCATION V.I. FUND..........  1.65%      CLASS III      $10.36         892
BLACKROCK GLOBAL ALLOCATION V.I. FUND..........  1.70%      CLASS III      $10.35         181

BLACKROCK LARGE CAP GROWTH V.I. FUND...........  0.65%      CLASS III      $10.56          --
BLACKROCK LARGE CAP GROWTH V.I. FUND...........  1.30%      CLASS III      $11.78         260
BLACKROCK LARGE CAP GROWTH V.I. FUND...........  1.55%      CLASS III      $11.72          96
BLACKROCK LARGE CAP GROWTH V.I. FUND...........  1.65%      CLASS III      $11.69          62
BLACKROCK LARGE CAP GROWTH V.I. FUND...........  1.70%      CLASS III      $11.68          11

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.  0.65%          B          $ 9.57          --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.  1.30%          B          $ 9.51       3,058
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.  1.55%          B          $ 9.49         888
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.  1.65%          B          $ 9.48       1,982
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.  1.70%          B          $ 9.48          18

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                       -------- --------------- ---------- -----------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.65%          A          $10.66          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.30%          A          $13.90        151
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.55%          A          $13.83         46
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.65%          A          $13.80         53
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.70%          A          $13.78          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.50%          B          $22.33         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.95%          B          $20.90          8
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.20%          B          $20.14      1,671
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.25%          B          $15.65      2,858
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.30%          B          $15.53      3,319
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.35%          B          $19.69      1,490
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.40%          B          $19.55      2,831
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.50%          B          $15.32      4,352
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.55%          B          $19.11      2,859
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.60%          B          $18.97      1,239
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.65%          B          $15.13      4,294
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.70%          B          $18.69        418
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.80%          B          $18.42          5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.90%          B          $18.14          2

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  0.65%          A          $ 9.65         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.30%          A          $11.63        106
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.55%          A          $11.57         16
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.65%          A          $11.54         43
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.70%          A          $11.53          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  0.50%          B          $ 9.28         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  0.95%          B          $ 9.06         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.20%          B          $ 8.94        343
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.25%          B          $ 8.91        627
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.30%          B          $ 8.89      3,890
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.35%          B          $ 8.86         87
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.40%          B          $ 8.84        468
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.50%          B          $ 8.79        782
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.55%          B          $ 8.77      2,620
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.60%          B          $ 8.74        129
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.65%          B          $ 8.72      4,691
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.70%          B          $ 8.70        379
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.80%          B          $ 8.65         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.90%          B          $ 8.60         --

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.65%          A          $10.10          6
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.30%          A          $11.04      1,404
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.55%          A          $10.98        285
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.65%          A          $10.95        604
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.70%          A          $10.94         43
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.50%          B          $23.31         --
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.95%          B          $21.81          3
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.20%          B          $21.02      3,142
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.25%          B          $12.38      7,546
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.30%          B          $12.29      9,486
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.35%          B          $20.56      1,314
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.40%          B          $20.40      4,752
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.50%          B          $12.12     10,456

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                  -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY..  1.55%          B          $19.95      5,468
EQ/BLACKROCK BASIC VALUE EQUITY..  1.60%          B          $19.81      1,771
EQ/BLACKROCK BASIC VALUE EQUITY..  1.65%          B          $11.97     11,402
EQ/BLACKROCK BASIC VALUE EQUITY..  1.70%          B          $19.51        960
EQ/BLACKROCK BASIC VALUE EQUITY..  1.80%          B          $19.22         15
EQ/BLACKROCK BASIC VALUE EQUITY..  1.90%          B          $18.94          2

EQ/BOSTON ADVISORS EQUITY INCOME.  0.65%          A          $10.26         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.30%          A          $11.45        114
EQ/BOSTON ADVISORS EQUITY INCOME.  1.55%          A          $11.39         27
EQ/BOSTON ADVISORS EQUITY INCOME.  1.65%          A          $11.37         77
EQ/BOSTON ADVISORS EQUITY INCOME.  1.70%          A          $11.35          3
EQ/BOSTON ADVISORS EQUITY INCOME.  0.50%          B          $ 6.39         --
EQ/BOSTON ADVISORS EQUITY INCOME.  0.95%          B          $ 6.03         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.20%          B          $ 5.83      1,325
EQ/BOSTON ADVISORS EQUITY INCOME.  1.25%          B          $ 5.79      4,650
EQ/BOSTON ADVISORS EQUITY INCOME.  1.30%          B          $ 2.34     15,306
EQ/BOSTON ADVISORS EQUITY INCOME.  1.35%          B          $ 5.71        335
EQ/BOSTON ADVISORS EQUITY INCOME.  1.40%          B          $ 5.68      1,944
EQ/BOSTON ADVISORS EQUITY INCOME.  1.50%          B          $ 5.60      7,930
EQ/BOSTON ADVISORS EQUITY INCOME.  1.55%          B          $ 5.57      6,811
EQ/BOSTON ADVISORS EQUITY INCOME.  1.60%          B          $ 5.53        580
EQ/BOSTON ADVISORS EQUITY INCOME.  1.65%          B          $ 5.49      7,357
EQ/BOSTON ADVISORS EQUITY INCOME.  1.70%          B          $ 5.46        634
EQ/BOSTON ADVISORS EQUITY INCOME.  1.80%          B          $ 5.38         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.90%          B          $ 5.31         24

EQ/CALVERT SOCIALLY RESPONSIBLE..  0.50%          B          $ 8.52         --
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.95%          B          $ 8.05         --
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.20%          B          $ 7.81        355
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.25%          B          $10.21        666
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.30%          B          $10.14        595
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.35%          B          $ 7.66         77
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.40%          B          $ 7.61        560
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.50%          B          $10.00        677
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.55%          B          $ 7.47        623
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.60%          B          $ 7.42        160
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.65%          B          $ 9.87        845
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.70%          B          $ 7.33        122
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.80%          B          $ 7.24          1
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.90%          B          $ 7.15         --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.65%          A          $10.76         --
EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          A          $12.28         41
EQ/CAPITAL GUARDIAN RESEARCH.....  1.55%          A          $12.22         13
EQ/CAPITAL GUARDIAN RESEARCH.....  1.65%          A          $12.19         35
EQ/CAPITAL GUARDIAN RESEARCH.....  1.70%          A          $12.18          1
EQ/CAPITAL GUARDIAN RESEARCH.....  0.50%          B          $13.22         --
EQ/CAPITAL GUARDIAN RESEARCH.....  0.95%          B          $12.49         44
EQ/CAPITAL GUARDIAN RESEARCH.....  1.20%          B          $12.09      8,621
EQ/CAPITAL GUARDIAN RESEARCH.....  1.25%          B          $12.42      8,110
EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          B          $12.34      3,141
EQ/CAPITAL GUARDIAN RESEARCH.....  1.35%          B          $11.86      6,168
EQ/CAPITAL GUARDIAN RESEARCH.....  1.40%          B          $11.78      9,278

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                     UNITS
                              CONTRACT                            OUTSTANDING
                              CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                              -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH.  1.50%          B         $ 12.16      6,881
EQ/CAPITAL GUARDIAN RESEARCH.  1.55%          B         $ 11.56      4,729
EQ/CAPITAL GUARDIAN RESEARCH.  1.60%          B         $ 11.49      8,697
EQ/CAPITAL GUARDIAN RESEARCH.  1.65%          B         $ 12.01     12,353
EQ/CAPITAL GUARDIAN RESEARCH.  1.70%          B         $ 11.34      1,901
EQ/CAPITAL GUARDIAN RESEARCH.  1.80%          B         $ 11.19         63
EQ/CAPITAL GUARDIAN RESEARCH.  1.90%          B         $ 11.05         10

EQ/COMMON STOCK INDEX........  0.65%          A         $ 10.38         --
EQ/COMMON STOCK INDEX........  1.30%          A         $ 11.77        104
EQ/COMMON STOCK INDEX........  1.55%          A         $ 11.71         42
EQ/COMMON STOCK INDEX........  1.65%          A         $ 11.69         17
EQ/COMMON STOCK INDEX........  1.70%          A         $ 11.67          3
EQ/COMMON STOCK INDEX........  0.50%          B         $295.27         --
EQ/COMMON STOCK INDEX........  0.95%          B         $250.92         --
EQ/COMMON STOCK INDEX........  1.20%          B         $229.14        228
EQ/COMMON STOCK INDEX........  1.25%          B         $ 11.33      7,433
EQ/COMMON STOCK INDEX........  1.30%          B         $ 11.11      6,092
EQ/COMMON STOCK INDEX........  1.35%          B         $216.98        378
EQ/COMMON STOCK INDEX........  1.40%          B         $213.06        365
EQ/COMMON STOCK INDEX........  1.50%          B         $ 11.09     12,756
EQ/COMMON STOCK INDEX........  1.55%          B         $201.73        444
EQ/COMMON STOCK INDEX........  1.60%          B         $198.08        201
EQ/COMMON STOCK INDEX........  1.65%          B         $ 10.95      6,758
EQ/COMMON STOCK INDEX........  1.70%          B         $191.00         45
EQ/COMMON STOCK INDEX........  1.80%          B         $184.14          2
EQ/COMMON STOCK INDEX........  1.90%          B         $177.52          1

EQ/CORE BOND INDEX...........  0.50%          B         $ 16.14         --
EQ/CORE BOND INDEX...........  0.65%          B         $ 10.24         --
EQ/CORE BOND INDEX...........  0.65%          B         $ 10.16          7
EQ/CORE BOND INDEX...........  0.95%          B         $ 15.14          9
EQ/CORE BOND INDEX...........  1.20%          B         $ 14.62      5,404
EQ/CORE BOND INDEX...........  1.25%          B         $ 10.16         62
EQ/CORE BOND INDEX...........  1.25%          B         $ 10.93      9,194
EQ/CORE BOND INDEX...........  1.30%          B         $ 10.71      9,309
EQ/CORE BOND INDEX...........  1.30%          B         $ 10.85     10,017
EQ/CORE BOND INDEX...........  1.35%          B         $ 14.31      2,887
EQ/CORE BOND INDEX...........  1.40%          B         $ 14.21      8,196
EQ/CORE BOND INDEX...........  1.50%          B         $ 10.70     12,639
EQ/CORE BOND INDEX...........  1.55%          B         $ 10.65      3,504
EQ/CORE BOND INDEX...........  1.55%          B         $ 13.91      9,160
EQ/CORE BOND INDEX...........  1.60%          B         $ 13.81      5,365
EQ/CORE BOND INDEX...........  1.65%          B         $ 10.57     15,378
EQ/CORE BOND INDEX...........  1.65%          B         $ 10.63      4,773
EQ/CORE BOND INDEX...........  1.70%          B         $ 10.62        299
EQ/CORE BOND INDEX...........  1.70%          B         $ 13.62      1,355
EQ/CORE BOND INDEX...........  1.80%          B         $ 13.42         77
EQ/CORE BOND INDEX...........  1.90%          B         $ 13.23         12

EQ/DAVIS NEW YORK VENTURE....  0.65%          A         $  9.85         --
EQ/DAVIS NEW YORK VENTURE....  1.30%          A         $ 10.72        391
EQ/DAVIS NEW YORK VENTURE....  1.55%          A         $ 10.66         51
EQ/DAVIS NEW YORK VENTURE....  1.65%          A         $ 10.64        272

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                           -------- --------------- ---------- -----------
EQ/DAVIS NEW YORK VENTURE.  1.70%          A          $10.63         14
EQ/DAVIS NEW YORK VENTURE.  0.50%          B          $ 9.46         --
EQ/DAVIS NEW YORK VENTURE.  0.95%          B          $ 9.23         --
EQ/DAVIS NEW YORK VENTURE.  1.20%          B          $ 9.11      1,017
EQ/DAVIS NEW YORK VENTURE.  1.25%          B          $ 9.08      2,397
EQ/DAVIS NEW YORK VENTURE.  1.30%          B          $ 9.06      7,530
EQ/DAVIS NEW YORK VENTURE.  1.35%          B          $ 9.04        382
EQ/DAVIS NEW YORK VENTURE.  1.40%          B          $ 9.01      1,396
EQ/DAVIS NEW YORK VENTURE.  1.50%          B          $ 8.96      2,949
EQ/DAVIS NEW YORK VENTURE.  1.55%          B          $ 8.94      5,090
EQ/DAVIS NEW YORK VENTURE.  1.60%          B          $ 8.91        739
EQ/DAVIS NEW YORK VENTURE.  1.65%          B          $ 8.89     11,038
EQ/DAVIS NEW YORK VENTURE.  1.70%          B          $ 8.87      1,593
EQ/DAVIS NEW YORK VENTURE.  1.80%          B          $ 8.82         --
EQ/DAVIS NEW YORK VENTURE.  1.90%          B          $ 8.77          1

EQ/EQUITY 500 INDEX.......  0.65%          A          $10.43         --
EQ/EQUITY 500 INDEX.......  1.30%          A          $11.67        478
EQ/EQUITY 500 INDEX.......  1.55%          A          $11.60        152
EQ/EQUITY 500 INDEX.......  1.65%          A          $11.58        382
EQ/EQUITY 500 INDEX.......  1.70%          A          $11.57        144
EQ/EQUITY 500 INDEX.......  0.50%          B          $31.37         --
EQ/EQUITY 500 INDEX.......  0.65%          B          $11.13         --
EQ/EQUITY 500 INDEX.......  0.95%          B          $28.94          4
EQ/EQUITY 500 INDEX.......  1.20%          B          $27.66      4,013
EQ/EQUITY 500 INDEX.......  1.25%          B          $11.05         66
EQ/EQUITY 500 INDEX.......  1.25%          B          $12.41      8,876
EQ/EQUITY 500 INDEX.......  1.30%          B          $12.29      9,406
EQ/EQUITY 500 INDEX.......  1.35%          B          $26.92      2,569
EQ/EQUITY 500 INDEX.......  1.40%          B          $26.68      5,897
EQ/EQUITY 500 INDEX.......  1.50%          B          $12.15     12,464
EQ/EQUITY 500 INDEX.......  1.55%          B          $25.96      4,883
EQ/EQUITY 500 INDEX.......  1.60%          B          $25.73      3,578
EQ/EQUITY 500 INDEX.......  1.65%          B          $11.99     15,593
EQ/EQUITY 500 INDEX.......  1.70%          B          $25.27      1,194
EQ/EQUITY 500 INDEX.......  1.80%          B          $24.81         81
EQ/EQUITY 500 INDEX.......  1.90%          B          $24.37          7

EQ/EQUITY GROWTH PLUS.....  0.50%          B          $15.79         --
EQ/EQUITY GROWTH PLUS.....  0.95%          B          $15.07          4
EQ/EQUITY GROWTH PLUS.....  1.20%          B          $14.68      5,903
EQ/EQUITY GROWTH PLUS.....  1.25%          B          $12.05     10,915
EQ/EQUITY GROWTH PLUS.....  1.30%          B          $11.98      9,338
EQ/EQUITY GROWTH PLUS.....  1.35%          B          $14.45        805
EQ/EQUITY GROWTH PLUS.....  1.40%          B          $14.37      8,921
EQ/EQUITY GROWTH PLUS.....  1.50%          B          $11.80     14,459
EQ/EQUITY GROWTH PLUS.....  1.55%          B          $14.15      6,980
EQ/EQUITY GROWTH PLUS.....  1.60%          B          $14.08      3,745
EQ/EQUITY GROWTH PLUS.....  1.65%          B          $11.65     18,903
EQ/EQUITY GROWTH PLUS.....  1.70%          B          $13.93      1,904
EQ/EQUITY GROWTH PLUS.....  1.80%          B          $13.78         17
EQ/EQUITY GROWTH PLUS.....  1.90%          B          $13.64          2

EQ/FRANKLIN CORE BALANCED.  0.65%          A          $10.07         --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                   -------- --------------- ---------- -----------
EQ/FRANKLIN CORE BALANCED.........  1.30%          A          $11.22         59
EQ/FRANKLIN CORE BALANCED.........  1.55%          A          $11.16          4
EQ/FRANKLIN CORE BALANCED.........  1.65%          A          $11.14         28
EQ/FRANKLIN CORE BALANCED.........  1.70%          A          $11.13          2
EQ/FRANKLIN CORE BALANCED.........  0.50%          B          $10.32         --
EQ/FRANKLIN CORE BALANCED.........  0.95%          B          $10.07         15
EQ/FRANKLIN CORE BALANCED.........  1.20%          B          $ 9.94      1,633
EQ/FRANKLIN CORE BALANCED.........  1.25%          B          $ 9.91      4,459
EQ/FRANKLIN CORE BALANCED.........  1.30%          B          $ 9.89      8,799
EQ/FRANKLIN CORE BALANCED.........  1.35%          B          $ 9.86        603
EQ/FRANKLIN CORE BALANCED.........  1.40%          B          $ 9.83      2,536
EQ/FRANKLIN CORE BALANCED.........  1.50%          B          $ 9.78      6,073
EQ/FRANKLIN CORE BALANCED.........  1.55%          B          $ 9.75      7,905
EQ/FRANKLIN CORE BALANCED.........  1.60%          B          $ 9.73      1,039
EQ/FRANKLIN CORE BALANCED.........  1.65%          B          $ 9.70     18,817
EQ/FRANKLIN CORE BALANCED.........  1.70%          B          $ 9.68      1,654
EQ/FRANKLIN CORE BALANCED.........  1.80%          B          $ 9.62          9
EQ/FRANKLIN CORE BALANCED.........  1.90%          B          $ 9.57         --

EQ/FRANKLIN TEMPLETON ALLOCATION..  0.65%          A          $ 9.64         --
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.30%          A          $10.57         53
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.55%          A          $10.51         19
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.65%          A          $10.49         16
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.70%          A          $10.47          1
EQ/FRANKLIN TEMPLETON ALLOCATION..  0.50%          B          $ 8.02         --
EQ/FRANKLIN TEMPLETON ALLOCATION..  0.95%          B          $ 7.85         --
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.15%          B          $ 7.78        625
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.20%          B          $ 7.76      1,065
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.25%          B          $ 7.74      3,443
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.30%          B          $ 7.73     47,962
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.35%          B          $ 7.71        505
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.40%          B          $ 7.69      1,866
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.50%          B          $ 7.65      4,946
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.55%          B          $ 7.64     26,376
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.60%          B          $ 7.62      1,015
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.65%          B          $ 7.60     66,777
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.70%          B          $ 7.58      4,136
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.80%          B          $ 7.55         --
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.90%          B          $ 7.51         --

EQ/GAMCO MERGERS AND ACQUISITIONS.  0.65%          A          $10.19         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          A          $11.08        186
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.55%          A          $11.02         40
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.65%          A          $10.99         97
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.70%          A          $10.98         37
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.50%          B          $13.28         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.95%          B          $12.89         10
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B          $12.67        601
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.25%          B          $12.63      1,795
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          B          $12.36      2,756
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.35%          B          $12.54        177
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.40%          B          $12.50      1,177
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.50%          B          $12.42      2,508

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.55%          B          $12.38      2,259
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.60%          B          $12.33        274
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.65%          B          $12.29      4,153
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.70%          B          $12.25        561
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.80%          B          $12.17          2
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.90%          B          $12.09         --

EQ/GAMCO SMALL COMPANY VALUE......  0.65%          A          $10.23          1
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          A          $13.27      1,650
EQ/GAMCO SMALL COMPANY VALUE......  1.55%          A          $13.20        386
EQ/GAMCO SMALL COMPANY VALUE......  1.65%          A          $13.17        737
EQ/GAMCO SMALL COMPANY VALUE......  1.70%          A          $13.15         79
EQ/GAMCO SMALL COMPANY VALUE......  0.50%          B          $43.10         --
EQ/GAMCO SMALL COMPANY VALUE......  0.95%          B          $38.76         --
EQ/GAMCO SMALL COMPANY VALUE......  1.20%          B          $36.53        800
EQ/GAMCO SMALL COMPANY VALUE......  1.25%          B          $36.10      2,459
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          B          $55.32      2,477
EQ/GAMCO SMALL COMPANY VALUE......  1.35%          B          $35.26        273
EQ/GAMCO SMALL COMPANY VALUE......  1.40%          B          $34.84      1,676
EQ/GAMCO SMALL COMPANY VALUE......  1.50%          B          $34.02      4,024
EQ/GAMCO SMALL COMPANY VALUE......  1.55%          B          $33.62      3,903
EQ/GAMCO SMALL COMPANY VALUE......  1.60%          B          $33.22        354
EQ/GAMCO SMALL COMPANY VALUE......  1.65%          B          $32.83      4,688
EQ/GAMCO SMALL COMPANY VALUE......  1.70%          B          $32.44        624
EQ/GAMCO SMALL COMPANY VALUE......  1.80%          B          $31.68          7
EQ/GAMCO SMALL COMPANY VALUE......  1.90%          B          $30.93          7

EQ/GLOBAL BOND PLUS...............  0.65%          A          $10.06         --
EQ/GLOBAL BOND PLUS...............  1.30%          A          $10.70        172
EQ/GLOBAL BOND PLUS...............  1.55%          A          $10.64         46
EQ/GLOBAL BOND PLUS...............  1.65%          A          $10.62        118
EQ/GLOBAL BOND PLUS...............  1.70%          A          $10.61         14
EQ/GLOBAL BOND PLUS...............  0.50%          B          $12.91         --
EQ/GLOBAL BOND PLUS...............  0.95%          B          $12.55          5
EQ/GLOBAL BOND PLUS...............  1.20%          B          $12.36      1,454
EQ/GLOBAL BOND PLUS...............  1.25%          B          $12.32      4,058
EQ/GLOBAL BOND PLUS...............  1.30%          B          $12.28      5,807
EQ/GLOBAL BOND PLUS...............  1.35%          B          $12.33        472
EQ/GLOBAL BOND PLUS...............  1.40%          B          $12.20      3,315
EQ/GLOBAL BOND PLUS...............  1.50%          B          $12.13      7,076
EQ/GLOBAL BOND PLUS...............  1.55%          B          $12.09      5,949
EQ/GLOBAL BOND PLUS...............  1.60%          B          $12.05      1,228
EQ/GLOBAL BOND PLUS...............  1.65%          B          $12.01     11,107
EQ/GLOBAL BOND PLUS...............  1.70%          B          $11.97      1,389
EQ/GLOBAL BOND PLUS...............  1.80%          B          $11.90          1
EQ/GLOBAL BOND PLUS...............  1.90%          B          $11.82          2

EQ/GLOBAL MULTI-SECTOR EQUITY.....  0.65%          A          $ 8.74         --
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.30%          A          $ 9.72        195
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.55%          A          $ 9.67         46
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.65%          A          $ 9.65         62
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.70%          A          $ 9.64          1
EQ/GLOBAL MULTI-SECTOR EQUITY.....  0.50%          B          $17.70         --
EQ/GLOBAL MULTI-SECTOR EQUITY.....  0.95%          B          $16.58         25

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                       -------- --------------- ---------- -----------
EQ/GLOBAL MULTI-SECTOR EQUITY.........  1.20%          B          $15.99      2,235
EQ/GLOBAL MULTI-SECTOR EQUITY.........  1.25%          B          $20.79      4,783
EQ/GLOBAL MULTI-SECTOR EQUITY.........  1.30%          B          $20.63      6,177
EQ/GLOBAL MULTI-SECTOR EQUITY.........  1.35%          B          $15.64      1,233
EQ/GLOBAL MULTI-SECTOR EQUITY.........  1.40%          B          $15.53      4,556
EQ/GLOBAL MULTI-SECTOR EQUITY.........  1.50%          B          $20.35      8,139
EQ/GLOBAL MULTI-SECTOR EQUITY.........  1.55%          B          $15.19      7,953
EQ/GLOBAL MULTI-SECTOR EQUITY.........  1.60%          B          $15.08      1,613
EQ/GLOBAL MULTI-SECTOR EQUITY.........  1.65%          B          $20.10      8,714
EQ/GLOBAL MULTI-SECTOR EQUITY.........  1.70%          B          $14.86      1,149
EQ/GLOBAL MULTI-SECTOR EQUITY.........  1.80%          B          $14.65         14
EQ/GLOBAL MULTI-SECTOR EQUITY.........  1.90%          B          $14.44          3

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.50%          B          $25.11         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.65%          B          $10.19         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.95%          B          $22.86         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.20%          B          $21.69      1,594
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.25%          B          $11.54      2,706
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.30%          B          $10.57      4,179
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.30%          B          $11.42      5,722
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.35%          B          $21.02        396
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.40%          B          $20.80      2,443
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.50%          B          $11.30      3,179
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.55%          B          $10.52      1,583
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.55%          B          $20.15      2,375
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.60%          B          $19.94      1,072
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.65%          B          $10.49      2,224
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.65%          B          $11.16      5,171
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.70%          B          $10.48        106
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.70%          B          $19.52        457
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.80%          B          $19.11         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  1.90%          B          $18.71          1

EQ/INTERNATIONAL CORE PLUS............  0.65%          A          $ 8.29         --
EQ/INTERNATIONAL CORE PLUS............  1.30%          A          $ 8.95        158
EQ/INTERNATIONAL CORE PLUS............  1.55%          A          $ 8.90         24
EQ/INTERNATIONAL CORE PLUS............  1.65%          A          $ 8.88         84
EQ/INTERNATIONAL CORE PLUS............  1.70%          A          $ 8.87          1
EQ/INTERNATIONAL CORE PLUS............  0.50%          B          $11.80         --
EQ/INTERNATIONAL CORE PLUS............  0.95%          B          $11.14         29
EQ/INTERNATIONAL CORE PLUS............  1.20%          B          $10.79      4,273
EQ/INTERNATIONAL CORE PLUS............  1.25%          B          $12.52      6,349
EQ/INTERNATIONAL CORE PLUS............  1.30%          B          $12.44      5,782
EQ/INTERNATIONAL CORE PLUS............  1.35%          B          $10.59      1,338
EQ/INTERNATIONAL CORE PLUS............  1.40%          B          $10.52      4,918
EQ/INTERNATIONAL CORE PLUS............  1.50%          B          $12.26      6,036
EQ/INTERNATIONAL CORE PLUS............  1.55%          B          $10.32      6,307
EQ/INTERNATIONAL CORE PLUS............  1.60%          B          $10.25      4,045
EQ/INTERNATIONAL CORE PLUS............  1.65%          B          $12.11     11,646
EQ/INTERNATIONAL CORE PLUS............  1.70%          B          $10.12      2,069
EQ/INTERNATIONAL CORE PLUS............  1.80%          B          $ 9.99         18
EQ/INTERNATIONAL CORE PLUS............  1.90%          B          $ 9.86          1

EQ/INTERNATIONAL EQUITY INDEX.........  0.65%          A          $ 8.57         --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          A          $ 9.05        105
EQ/INTERNATIONAL EQUITY INDEX...  1.55%          A          $ 9.00         27
EQ/INTERNATIONAL EQUITY INDEX...  1.65%          A          $ 8.98         46
EQ/INTERNATIONAL EQUITY INDEX...  1.70%          A          $ 8.97          6
EQ/INTERNATIONAL EQUITY INDEX...  0.50%          B          $12.85         --
EQ/INTERNATIONAL EQUITY INDEX...  0.95%          B          $11.91          1
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          B          $11.41      2,985
EQ/INTERNATIONAL EQUITY INDEX...  1.25%          B          $11.02      5,996
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          B          $10.93      6,997
EQ/INTERNATIONAL EQUITY INDEX...  1.35%          B          $11.13      1,015
EQ/INTERNATIONAL EQUITY INDEX...  1.40%          B          $11.03      4,344
EQ/INTERNATIONAL EQUITY INDEX...  1.50%          B          $10.79      7,951
EQ/INTERNATIONAL EQUITY INDEX...  1.55%          B          $10.75      6,041
EQ/INTERNATIONAL EQUITY INDEX...  1.60%          B          $10.66      1,719
EQ/INTERNATIONAL EQUITY INDEX...  1.65%          B          $10.65      9,683
EQ/INTERNATIONAL EQUITY INDEX...  1.70%          B          $10.48      1,332
EQ/INTERNATIONAL EQUITY INDEX...  1.80%          B          $10.31         17
EQ/INTERNATIONAL EQUITY INDEX...  1.90%          B          $10.13          4

EQ/INTERNATIONAL ETF............  0.65%          A          $ 8.53         --
EQ/INTERNATIONAL ETF............  1.30%          A          $ 9.14        156
EQ/INTERNATIONAL ETF............  1.55%          A          $ 9.09         19
EQ/INTERNATIONAL ETF............  1.65%          A          $ 9.07         64
EQ/INTERNATIONAL ETF............  1.70%          A          $ 9.06         12

EQ/INTERNATIONAL VALUE PLUS.....  0.65%          A          $ 8.12         --
EQ/INTERNATIONAL VALUE PLUS.....  1.30%          A          $ 8.64        216
EQ/INTERNATIONAL VALUE PLUS.....  1.55%          A          $ 8.60         48
EQ/INTERNATIONAL VALUE PLUS.....  1.65%          A          $ 8.58         75
EQ/INTERNATIONAL VALUE PLUS.....  1.70%          A          $ 8.57         15
EQ/INTERNATIONAL VALUE PLUS.....  0.50%          B          $17.65         --
EQ/INTERNATIONAL VALUE PLUS.....  0.95%          B          $16.52          8
EQ/INTERNATIONAL VALUE PLUS.....  1.20%          B          $15.91      2,505
EQ/INTERNATIONAL VALUE PLUS.....  1.25%          B          $12.38      5,025
EQ/INTERNATIONAL VALUE PLUS.....  1.30%          B          $12.29      4,719
EQ/INTERNATIONAL VALUE PLUS.....  1.35%          B          $15.56      2,912
EQ/INTERNATIONAL VALUE PLUS.....  1.40%          B          $15.45      3,135
EQ/INTERNATIONAL VALUE PLUS.....  1.50%          B          $12.13      6,761
EQ/INTERNATIONAL VALUE PLUS.....  1.55%          B          $15.11      5,124
EQ/INTERNATIONAL VALUE PLUS.....  1.60%          B          $15.00      1,688
EQ/INTERNATIONAL VALUE PLUS.....  1.65%          B          $11.97      8,297
EQ/INTERNATIONAL VALUE PLUS.....  1.70%          B          $14.77        843
EQ/INTERNATIONAL VALUE PLUS.....  1.80%          B          $14.56         23
EQ/INTERNATIONAL VALUE PLUS.....  1.90%          B          $14.34          4

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.65%          A          $ 9.85         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          A          $10.70        189
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.55%          A          $10.64         40
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.65%          A          $10.62         22
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.70%          A          $10.60         15
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.50%          B          $14.27         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.95%          B          $13.35          3
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B          $12.86      1,506
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.25%          B          $11.54      1,219

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                 -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          B          $11.45      1,715
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.35%          B          $12.58      4,536
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.40%          B          $12.49      2,269
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.50%          B          $11.30      1,510
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.55%          B          $12.21      2,749
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.60%          B          $12.12      1,722
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.65%          B          $11.16      2,278
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.70%          B          $11.94        247
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.80%          B          $11.76         36
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.90%          B          $11.59         11

EQ/LARGE CAP CORE PLUS..........  0.50%          B          $ 9.94         --
EQ/LARGE CAP CORE PLUS..........  0.95%          B          $ 9.37          1
EQ/LARGE CAP CORE PLUS..........  1.20%          B          $ 9.07      1,662
EQ/LARGE CAP CORE PLUS..........  1.25%          B          $11.61        761
EQ/LARGE CAP CORE PLUS..........  1.30%          B          $11.53        704
EQ/LARGE CAP CORE PLUS..........  1.35%          B          $ 8.89      1,207
EQ/LARGE CAP CORE PLUS..........  1.40%          B          $ 8.83      2,149
EQ/LARGE CAP CORE PLUS..........  1.50%          B          $11.37        996
EQ/LARGE CAP CORE PLUS..........  1.55%          B          $ 8.66      2,282
EQ/LARGE CAP CORE PLUS..........  1.60%          B          $ 8.60      2,552
EQ/LARGE CAP CORE PLUS..........  1.65%          B          $11.22      1,518
EQ/LARGE CAP CORE PLUS..........  1.70%          B          $ 8.49        284
EQ/LARGE CAP CORE PLUS..........  1.80%          B          $ 8.38         16
EQ/LARGE CAP CORE PLUS..........  1.90%          B          $ 8.27          2

EQ/LARGE CAP GROWTH INDEX.......  0.65%          A          $10.51         --
EQ/LARGE CAP GROWTH INDEX.......  1.30%          A          $12.07        164
EQ/LARGE CAP GROWTH INDEX.......  1.55%          A          $12.01         81
EQ/LARGE CAP GROWTH INDEX.......  1.65%          A          $11.98         63
EQ/LARGE CAP GROWTH INDEX.......  1.70%          A          $11.97         12
EQ/LARGE CAP GROWTH INDEX.......  0.50%          B          $ 8.55         --
EQ/LARGE CAP GROWTH INDEX.......  0.95%          B          $ 8.07         16
EQ/LARGE CAP GROWTH INDEX.......  1.20%          B          $ 7.82      2,718
EQ/LARGE CAP GROWTH INDEX.......  1.25%          B          $13.62      2,145
EQ/LARGE CAP GROWTH INDEX.......  1.30%          B          $13.54      2,019
EQ/LARGE CAP GROWTH INDEX.......  1.35%          B          $ 7.67      2,679
EQ/LARGE CAP GROWTH INDEX.......  1.40%          B          $ 7.62      4,721
EQ/LARGE CAP GROWTH INDEX.......  1.50%          B          $13.34      2,913
EQ/LARGE CAP GROWTH INDEX.......  1.55%          B          $ 7.48      7,060
EQ/LARGE CAP GROWTH INDEX.......  1.60%          B          $ 7.43      4,841
EQ/LARGE CAP GROWTH INDEX.......  1.65%          B          $13.17      4,033
EQ/LARGE CAP GROWTH INDEX.......  1.70%          B          $ 7.33        864
EQ/LARGE CAP GROWTH INDEX.......  1.80%          B          $ 7.24         94
EQ/LARGE CAP GROWTH INDEX.......  1.90%          B          $ 7.15         19

EQ/LARGE CAP GROWTH PLUS........  0.65%          A          $ 9.88         --
EQ/LARGE CAP GROWTH PLUS........  1.30%          A          $11.07         92
EQ/LARGE CAP GROWTH PLUS........  1.55%          A          $11.01         12
EQ/LARGE CAP GROWTH PLUS........  1.65%          A          $10.99         44
EQ/LARGE CAP GROWTH PLUS........  1.70%          A          $10.98         22
EQ/LARGE CAP GROWTH PLUS........  0.50%          B          $16.98         --
EQ/LARGE CAP GROWTH PLUS........  0.95%          B          $15.89         11
EQ/LARGE CAP GROWTH PLUS........  1.20%          B          $15.31      1,698

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                               -------- --------------- ---------- -----------
EQ/LARGE CAP GROWTH PLUS......  1.25%          B          $13.03      3,419
EQ/LARGE CAP GROWTH PLUS......  1.30%          B          $12.93      4,628
EQ/LARGE CAP GROWTH PLUS......  1.35%          B          $14.97      4,619
EQ/LARGE CAP GROWTH PLUS......  1.40%          B          $14.86      2,259
EQ/LARGE CAP GROWTH PLUS......  1.50%          B          $12.75      3,853
EQ/LARGE CAP GROWTH PLUS......  1.55%          B          $14.53      4,411
EQ/LARGE CAP GROWTH PLUS......  1.60%          B          $14.42      2,184
EQ/LARGE CAP GROWTH PLUS......  1.65%          B          $12.59      8,906
EQ/LARGE CAP GROWTH PLUS......  1.70%          B          $14.21      1,072
EQ/LARGE CAP GROWTH PLUS......  1.80%          B          $14.00         10
EQ/LARGE CAP GROWTH PLUS......  1.90%          B          $13.79          6

EQ/LARGE CAP VALUE INDEX......  0.65%          A          $10.32         --
EQ/LARGE CAP VALUE INDEX......  1.30%          A          $11.46         96
EQ/LARGE CAP VALUE INDEX......  1.55%          A          $11.39         26
EQ/LARGE CAP VALUE INDEX......  1.65%          A          $11.37         24
EQ/LARGE CAP VALUE INDEX......  1.70%          A          $11.36          9
EQ/LARGE CAP VALUE INDEX......  0.50%          B          $ 6.13         --
EQ/LARGE CAP VALUE INDEX......  0.95%          B          $ 5.96         --
EQ/LARGE CAP VALUE INDEX......  1.20%          B          $ 5.86      1,237
EQ/LARGE CAP VALUE INDEX......  1.25%          B          $ 5.85      5,007
EQ/LARGE CAP VALUE INDEX......  1.30%          B          $ 5.83      7,147
EQ/LARGE CAP VALUE INDEX......  1.35%          B          $ 5.89        542
EQ/LARGE CAP VALUE INDEX......  1.40%          B          $ 5.79      1,650
EQ/LARGE CAP VALUE INDEX......  1.50%          B          $ 5.75      5,955
EQ/LARGE CAP VALUE INDEX......  1.55%          B          $ 5.74      6,597
EQ/LARGE CAP VALUE INDEX......  1.60%          B          $ 5.72        636
EQ/LARGE CAP VALUE INDEX......  1.65%          B          $ 5.70     13,668
EQ/LARGE CAP VALUE INDEX......  1.70%          B          $ 5.68      1,412
EQ/LARGE CAP VALUE INDEX......  1.80%          B          $ 5.65          6
EQ/LARGE CAP VALUE INDEX......  1.90%          B          $ 5.61         --

EQ/LARGE CAP VALUE PLUS.......  0.65%          A          $ 9.79         --
EQ/LARGE CAP VALUE PLUS.......  1.30%          A          $10.72         80
EQ/LARGE CAP VALUE PLUS.......  1.55%          A          $10.66         24
EQ/LARGE CAP VALUE PLUS.......  1.65%          A          $10.64         12
EQ/LARGE CAP VALUE PLUS.......  1.70%          A          $10.63          1
EQ/LARGE CAP VALUE PLUS.......  0.50%          B          $13.18         --
EQ/LARGE CAP VALUE PLUS.......  0.95%          B          $12.37          4
EQ/LARGE CAP VALUE PLUS.......  1.20%          B          $11.94     10,066
EQ/LARGE CAP VALUE PLUS.......  1.25%          B          $10.01     12,275
EQ/LARGE CAP VALUE PLUS.......  1.30%          B          $ 9.94      4,541
EQ/LARGE CAP VALUE PLUS.......  1.35%          B          $11.68      2,804
EQ/LARGE CAP VALUE PLUS.......  1.40%          B          $11.60     15,254
EQ/LARGE CAP VALUE PLUS.......  1.50%          B          $ 9.81     18,107
EQ/LARGE CAP VALUE PLUS.......  1.55%          B          $11.36      6,058
EQ/LARGE CAP VALUE PLUS.......  1.60%          B          $11.28      7,113
EQ/LARGE CAP VALUE PLUS.......  1.65%          B          $ 9.68     12,952
EQ/LARGE CAP VALUE PLUS.......  1.70%          B          $11.12      1,875
EQ/LARGE CAP VALUE PLUS.......  1.80%          B          $10.96         75
EQ/LARGE CAP VALUE PLUS.......  1.90%          B          $10.81         16

EQ/LORD ABBETT LARGE CAP CORE.  0.50%          B          $11.61         --
EQ/LORD ABBETT LARGE CAP CORE.  0.95%          B          $11.27         --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                               -------- --------------- ---------- -----------
EQ/LORD ABBETT LARGE CAP CORE.  1.20%          B          $11.08        510
EQ/LORD ABBETT LARGE CAP CORE.  1.25%          B          $11.04      1,517
EQ/LORD ABBETT LARGE CAP CORE.  1.30%          B          $11.08      3,229
EQ/LORD ABBETT LARGE CAP CORE.  1.35%          B          $10.97        291
EQ/LORD ABBETT LARGE CAP CORE.  1.40%          B          $10.93      1,150
EQ/LORD ABBETT LARGE CAP CORE.  1.50%          B          $10.86      1,964
EQ/LORD ABBETT LARGE CAP CORE.  1.55%          B          $10.82      2,347
EQ/LORD ABBETT LARGE CAP CORE.  1.60%          B          $10.78        316
EQ/LORD ABBETT LARGE CAP CORE.  1.65%          B          $10.75      4,342
EQ/LORD ABBETT LARGE CAP CORE.  1.70%          B          $10.71        517
EQ/LORD ABBETT LARGE CAP CORE.  1.80%          B          $10.64         --
EQ/LORD ABBETT LARGE CAP CORE.  1.90%          B          $10.57         --

EQ/MFS INTERNATIONAL GROWTH...  0.65%          A          $ 8.96         --
EQ/MFS INTERNATIONAL GROWTH...  1.30%          A          $10.23        210
EQ/MFS INTERNATIONAL GROWTH...  1.55%          A          $10.18         36
EQ/MFS INTERNATIONAL GROWTH...  1.65%          A          $10.15         80
EQ/MFS INTERNATIONAL GROWTH...  1.70%          A          $10.14          8
EQ/MFS INTERNATIONAL GROWTH...  0.50%          B          $13.78         --
EQ/MFS INTERNATIONAL GROWTH...  0.95%          B          $13.37         --
EQ/MFS INTERNATIONAL GROWTH...  1.20%          B          $13.15      1,001
EQ/MFS INTERNATIONAL GROWTH...  1.25%          B          $13.10      2,431
EQ/MFS INTERNATIONAL GROWTH...  1.30%          B          $ 5.80      9,720
EQ/MFS INTERNATIONAL GROWTH...  1.35%          B          $13.02        204
EQ/MFS INTERNATIONAL GROWTH...  1.40%          B          $12.97      1,804
EQ/MFS INTERNATIONAL GROWTH...  1.50%          B          $12.88      3,484
EQ/MFS INTERNATIONAL GROWTH...  1.55%          B          $12.84      4,068
EQ/MFS INTERNATIONAL GROWTH...  1.60%          B          $12.80        603
EQ/MFS INTERNATIONAL GROWTH...  1.65%          B          $12.75      6,332
EQ/MFS INTERNATIONAL GROWTH...  1.70%          B          $12.71      1,217
EQ/MFS INTERNATIONAL GROWTH...  1.80%          B          $12.62          5
EQ/MFS INTERNATIONAL GROWTH...  1.90%          B          $12.54         --

EQ/MID CAP INDEX..............  0.65%          A          $10.31         --
EQ/MID CAP INDEX..............  1.30%          A          $12.63        171
EQ/MID CAP INDEX..............  1.55%          A          $12.56         38
EQ/MID CAP INDEX..............  1.65%          A          $12.53         78
EQ/MID CAP INDEX..............  1.70%          A          $12.52         15
EQ/MID CAP INDEX..............  0.50%          B          $12.13         --
EQ/MID CAP INDEX..............  0.95%          B          $11.52         15
EQ/MID CAP INDEX..............  1.20%          B          $11.20      5,483
EQ/MID CAP INDEX..............  1.25%          B          $12.94      6,089
EQ/MID CAP INDEX..............  1.30%          B          $12.87      5,047
EQ/MID CAP INDEX..............  1.35%          B          $11.01        640
EQ/MID CAP INDEX..............  1.40%          B          $10.94      7,132
EQ/MID CAP INDEX..............  1.50%          B          $12.67      8,003
EQ/MID CAP INDEX..............  1.55%          B          $10.76      6,910
EQ/MID CAP INDEX..............  1.60%          B          $10.70      3,332
EQ/MID CAP INDEX..............  1.65%          B          $12.51      9,217
EQ/MID CAP INDEX..............  1.70%          B          $10.57      1,481
EQ/MID CAP INDEX..............  1.80%          B          $10.45         22
EQ/MID CAP INDEX..............  1.90%          B          $10.33          2

EQ/MID CAP VALUE PLUS.........  0.65%          A          $ 9.46         --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                             -------- --------------- ---------- -----------
EQ/MID CAP VALUE PLUS.......  1.30%          A          $11.40         32
EQ/MID CAP VALUE PLUS.......  1.55%          A          $11.34         11
EQ/MID CAP VALUE PLUS.......  1.65%          A          $11.31         12
EQ/MID CAP VALUE PLUS.......  1.70%          A          $11.30         --
EQ/MID CAP VALUE PLUS.......  0.50%          B          $16.67         --
EQ/MID CAP VALUE PLUS.......  0.95%          B          $15.59          7
EQ/MID CAP VALUE PLUS.......  1.20%          B          $15.03      4,139
EQ/MID CAP VALUE PLUS.......  1.25%          B          $13.22      9,712
EQ/MID CAP VALUE PLUS.......  1.30%          B          $13.12      7,540
EQ/MID CAP VALUE PLUS.......  1.35%          B          $14.69        622
EQ/MID CAP VALUE PLUS.......  1.40%          B          $14.59      6,165
EQ/MID CAP VALUE PLUS.......  1.50%          B          $12.95     13,585
EQ/MID CAP VALUE PLUS.......  1.55%          B          $14.26      6,450
EQ/MID CAP VALUE PLUS.......  1.60%          B          $14.16      2,583
EQ/MID CAP VALUE PLUS.......  1.65%          B          $12.78     14,368
EQ/MID CAP VALUE PLUS.......  1.70%          B          $13.95      1,617
EQ/MID CAP VALUE PLUS.......  1.80%          B          $13.74         22
EQ/MID CAP VALUE PLUS.......  1.90%          B          $13.54          9

EQ/MONEY MARKET.............  0.65%          A          $ 9.93         24
EQ/MONEY MARKET.............  1.30%          A          $ 9.74        865
EQ/MONEY MARKET.............  1.55%          A          $ 9.68      3,216
EQ/MONEY MARKET.............  1.65%          A          $ 9.66        372
EQ/MONEY MARKET.............  1.70%          A          $ 9.65        430
EQ/MONEY MARKET.............  0.00%          B          $44.43         14
EQ/MONEY MARKET.............  0.50%          B          $38.14         --
EQ/MONEY MARKET.............  0.65%          B          $ 1.00        757
EQ/MONEY MARKET.............  0.65%          B          $ 9.93         --
EQ/MONEY MARKET.............  0.95%          B          $33.23         --
EQ/MONEY MARKET.............  1.15%          B          $10.95          2
EQ/MONEY MARKET.............  1.15%          B          $30.81         28
EQ/MONEY MARKET.............  1.15%          B          $31.24         26
EQ/MONEY MARKET.............  1.20%          B          $30.77      1,109
EQ/MONEY MARKET.............  1.25%          B          $ 1.00     43,482
EQ/MONEY MARKET.............  1.25%          B          $10.42      4,454
EQ/MONEY MARKET.............  1.30%          B          $10.26      5,651
EQ/MONEY MARKET.............  1.35%          B          $29.38      1,247
EQ/MONEY MARKET.............  1.40%          B          $28.92      2,291
EQ/MONEY MARKET.............  1.50%          B          $10.21      9,062
EQ/MONEY MARKET.............  1.55%          B          $27.61      3,062
EQ/MONEY MARKET.............  1.55%          B          $30.81        340
EQ/MONEY MARKET.............  1.60%          B          $27.19      1,664
EQ/MONEY MARKET.............  1.65%          B          $10.08     11,709
EQ/MONEY MARKET.............  1.70%          B          $26.36        623
EQ/MONEY MARKET.............  1.70%          B          $30.65         16
EQ/MONEY MARKET.............  1.80%          B          $25.56          5
EQ/MONEY MARKET.............  1.90%          B          $24.78          3

EQ/MONTAG & CALDWELL GROWTH.  0.65%          A          $10.56         --
EQ/MONTAG & CALDWELL GROWTH.  1.30%          A          $11.20        463
EQ/MONTAG & CALDWELL GROWTH.  1.55%          A          $11.14         70
EQ/MONTAG & CALDWELL GROWTH.  1.65%          A          $11.12        118
EQ/MONTAG & CALDWELL GROWTH.  1.70%          A          $11.10         14

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                  -------- --------------- ---------- -----------
EQ/MONTAG & CALDWELL GROWTH......  0.50%          B          $ 6.01         --
EQ/MONTAG & CALDWELL GROWTH......  0.95%          B          $ 5.66         --
EQ/MONTAG & CALDWELL GROWTH......  1.20%          B          $ 5.48      1,243
EQ/MONTAG & CALDWELL GROWTH......  1.25%          B          $ 5.44      3,099
EQ/MONTAG & CALDWELL GROWTH......  1.30%          B          $ 2.17      9,728
EQ/MONTAG & CALDWELL GROWTH......  1.30%          B          $10.70         10
EQ/MONTAG & CALDWELL GROWTH......  1.35%          B          $ 5.37        415
EQ/MONTAG & CALDWELL GROWTH......  1.40%          B          $ 5.33      3,105
EQ/MONTAG & CALDWELL GROWTH......  1.50%          B          $ 5.26      5,002
EQ/MONTAG & CALDWELL GROWTH......  1.55%          B          $ 5.23      4,755
EQ/MONTAG & CALDWELL GROWTH......  1.55%          B          $10.69          7
EQ/MONTAG & CALDWELL GROWTH......  1.60%          B          $ 5.19        880
EQ/MONTAG & CALDWELL GROWTH......  1.65%          B          $ 5.16      5,784
EQ/MONTAG & CALDWELL GROWTH......  1.65%          B          $10.69          4
EQ/MONTAG & CALDWELL GROWTH......  1.70%          B          $ 5.13        816
EQ/MONTAG & CALDWELL GROWTH......  1.70%          B          $10.69         --
EQ/MONTAG & CALDWELL GROWTH......  1.80%          B          $ 5.06         13
EQ/MONTAG & CALDWELL GROWTH......  1.90%          B          $ 4.99         --

EQ/MORGAN STANLEY MID CAP GROWTH.  0.65%          A          $ 9.61          1
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          A          $12.21        677
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          A          $12.14        174
EQ/MORGAN STANLEY MID CAP GROWTH.  1.65%          A          $12.11        304
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          A          $12.10         26
EQ/MORGAN STANLEY MID CAP GROWTH.  0.50%          B          $16.32         --
EQ/MORGAN STANLEY MID CAP GROWTH.  0.95%          B          $15.83          7
EQ/MORGAN STANLEY MID CAP GROWTH.  1.20%          B          $15.57      1,343
EQ/MORGAN STANLEY MID CAP GROWTH.  1.25%          B          $15.51      3,877
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          B          $15.46      5,727
EQ/MORGAN STANLEY MID CAP GROWTH.  1.35%          B          $15.41        463
EQ/MORGAN STANLEY MID CAP GROWTH.  1.40%          B          $15.36      2,592
EQ/MORGAN STANLEY MID CAP GROWTH.  1.50%          B          $15.25      5,546
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          B          $15.20      6,242
EQ/MORGAN STANLEY MID CAP GROWTH.  1.60%          B          $15.15        562
EQ/MORGAN STANLEY MID CAP GROWTH.  1.65%          B          $15.10      9,136
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          B          $15.05        927
EQ/MORGAN STANLEY MID CAP GROWTH.  1.80%          B          $14.95          3
EQ/MORGAN STANLEY MID CAP GROWTH.  1.90%          B          $14.85         --

EQ/MUTUAL LARGE CAP EQUITY.......  0.65%          A          $ 9.76         --
EQ/MUTUAL LARGE CAP EQUITY.......  1.30%          A          $10.72         40
EQ/MUTUAL LARGE CAP EQUITY.......  1.55%          A          $10.67          8
EQ/MUTUAL LARGE CAP EQUITY.......  1.65%          A          $10.64         27
EQ/MUTUAL LARGE CAP EQUITY.......  1.70%          A          $10.63          2
EQ/MUTUAL LARGE CAP EQUITY.......  0.50%          B          $ 8.82         --
EQ/MUTUAL LARGE CAP EQUITY.......  0.95%          B          $ 8.61          1
EQ/MUTUAL LARGE CAP EQUITY.......  1.20%          B          $ 8.49        576
EQ/MUTUAL LARGE CAP EQUITY.......  1.25%          B          $ 8.47      1,950
EQ/MUTUAL LARGE CAP EQUITY.......  1.30%          B          $ 8.45      4,725
EQ/MUTUAL LARGE CAP EQUITY.......  1.35%          B          $ 8.42        134
EQ/MUTUAL LARGE CAP EQUITY.......  1.40%          B          $ 8.40        812
EQ/MUTUAL LARGE CAP EQUITY.......  1.50%          B          $ 8.36      1,688
EQ/MUTUAL LARGE CAP EQUITY.......  1.55%          B          $ 8.33      3,064

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                   UNITS
                            CONTRACT                            OUTSTANDING
                            CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                            -------- --------------- ---------- -----------
EQ/MUTUAL LARGE CAP EQUITY.  1.60%          B          $ 8.31        286
EQ/MUTUAL LARGE CAP EQUITY.  1.65%          B          $ 8.29      8,848
EQ/MUTUAL LARGE CAP EQUITY.  1.70%          B          $ 8.27      1,002
EQ/MUTUAL LARGE CAP EQUITY.  1.80%          B          $ 8.22         --
EQ/MUTUAL LARGE CAP EQUITY.  1.90%          B          $ 8.18         --

EQ/OPPENHEIMER GLOBAL......  0.65%          A          $ 9.19         --
EQ/OPPENHEIMER GLOBAL......  1.30%          A          $10.49        410
EQ/OPPENHEIMER GLOBAL......  1.55%          A          $10.44         73
EQ/OPPENHEIMER GLOBAL......  1.65%          A          $10.42        221
EQ/OPPENHEIMER GLOBAL......  1.70%          A          $10.40         14
EQ/OPPENHEIMER GLOBAL......  0.50%          B          $ 9.91         --
EQ/OPPENHEIMER GLOBAL......  0.95%          B          $ 9.68         --
EQ/OPPENHEIMER GLOBAL......  1.20%          B          $ 9.55      1,013
EQ/OPPENHEIMER GLOBAL......  1.25%          B          $ 9.52      2,371
EQ/OPPENHEIMER GLOBAL......  1.30%          B          $ 9.50      5,123
EQ/OPPENHEIMER GLOBAL......  1.35%          B          $ 9.47        286
EQ/OPPENHEIMER GLOBAL......  1.40%          B          $ 9.45      1,975
EQ/OPPENHEIMER GLOBAL......  1.50%          B          $ 9.40      3,395
EQ/OPPENHEIMER GLOBAL......  1.55%          B          $ 9.37      4,639
EQ/OPPENHEIMER GLOBAL......  1.60%          B          $ 9.35        554
EQ/OPPENHEIMER GLOBAL......  1.65%          B          $ 9.32      8,411
EQ/OPPENHEIMER GLOBAL......  1.70%          B          $ 9.30      1,215
EQ/OPPENHEIMER GLOBAL......  1.80%          B          $ 9.25         26
EQ/OPPENHEIMER GLOBAL......  1.90%          B          $ 9.20         --

EQ/PIMCO ULTRA SHORT BOND..  0.65%          A          $ 9.92         --
EQ/PIMCO ULTRA SHORT BOND..  1.30%          A          $ 9.84        720
EQ/PIMCO ULTRA SHORT BOND..  1.55%          A          $ 9.79        179
EQ/PIMCO ULTRA SHORT BOND..  1.65%          A          $ 9.77        404
EQ/PIMCO ULTRA SHORT BOND..  1.70%          A          $ 9.76        547
EQ/PIMCO ULTRA SHORT BOND..  0.50%          B          $11.32         --
EQ/PIMCO ULTRA SHORT BOND..  0.95%          B          $10.98         --
EQ/PIMCO ULTRA SHORT BOND..  1.20%          B          $10.80      3,309
EQ/PIMCO ULTRA SHORT BOND..  1.25%          B          $10.76     11,075
EQ/PIMCO ULTRA SHORT BOND..  1.30%          B          $ 9.36     16,930
EQ/PIMCO ULTRA SHORT BOND..  1.35%          B          $10.69      1,490
EQ/PIMCO ULTRA SHORT BOND..  1.40%          B          $10.65      6,378
EQ/PIMCO ULTRA SHORT BOND..  1.50%          B          $10.58     16,504
EQ/PIMCO ULTRA SHORT BOND..  1.55%          B          $10.54     13,482
EQ/PIMCO ULTRA SHORT BOND..  1.60%          B          $10.51      3,170
EQ/PIMCO ULTRA SHORT BOND..  1.65%          B          $10.47     33,009
EQ/PIMCO ULTRA SHORT BOND..  1.70%          B          $10.44      5,586
EQ/PIMCO ULTRA SHORT BOND..  1.80%          B          $10.37         14
EQ/PIMCO ULTRA SHORT BOND..  1.90%          B          $10.30         16

EQ/QUALITY BOND PLUS.......  0.50%          B          $19.94         --
EQ/QUALITY BOND PLUS.......  0.95%          B          $18.36         --
EQ/QUALITY BOND PLUS.......  1.20%          B          $17.53      2,206
EQ/QUALITY BOND PLUS.......  1.25%          B          $11.30      4,817
EQ/QUALITY BOND PLUS.......  1.30%          B          $11.20      6,495
EQ/QUALITY BOND PLUS.......  1.35%          B          $17.05        344
EQ/QUALITY BOND PLUS.......  1.40%          B          $16.90      3,757
EQ/QUALITY BOND PLUS.......  1.50%          B          $11.07      7,597

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                               -------- --------------- ---------- -----------
EQ/QUALITY BOND PLUS..........  1.55%          B          $16.43      4,345
EQ/QUALITY BOND PLUS..........  1.60%          B          $16.28      1,226
EQ/QUALITY BOND PLUS..........  1.65%          B          $10.93      8,790
EQ/QUALITY BOND PLUS..........  1.70%          B          $15.98        816
EQ/QUALITY BOND PLUS..........  1.80%          B          $15.69          4
EQ/QUALITY BOND PLUS..........  1.90%          B          $15.40          5

EQ/SMALL COMPANY INDEX........  0.65%          A          $10.20         --
EQ/SMALL COMPANY INDEX........  1.30%          A          $12.73        154
EQ/SMALL COMPANY INDEX........  1.55%          A          $12.66         31
EQ/SMALL COMPANY INDEX........  1.65%          A          $12.63         70
EQ/SMALL COMPANY INDEX........  1.70%          A          $12.62         17
EQ/SMALL COMPANY INDEX........  0.50%          B          $17.79         --
EQ/SMALL COMPANY INDEX........  0.95%          B          $16.70          5
EQ/SMALL COMPANY INDEX........  1.20%          B          $16.11      1,831
EQ/SMALL COMPANY INDEX........  1.25%          B          $13.80      3,244
EQ/SMALL COMPANY INDEX........  1.30%          B          $13.70      4,801
EQ/SMALL COMPANY INDEX........  1.35%          B          $15.78        657
EQ/SMALL COMPANY INDEX........  1.40%          B          $15.66      2,910
EQ/SMALL COMPANY INDEX........  1.50%          B          $13.51      4,194
EQ/SMALL COMPANY INDEX........  1.55%          B          $15.33      4,203
EQ/SMALL COMPANY INDEX........  1.60%          B          $15.23      1,200
EQ/SMALL COMPANY INDEX........  1.65%          B          $13.34      6,575
EQ/SMALL COMPANY INDEX........  1.70%          B          $15.01        734
EQ/SMALL COMPANY INDEX........  1.80%          B          $14.80          5
EQ/SMALL COMPANY INDEX........  1.90%          B          $14.59          2

EQ/T. ROWE PRICE GROWTH STOCK.  0.65%          A          $ 9.96          2
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          A          $11.56        559
EQ/T. ROWE PRICE GROWTH STOCK.  1.55%          A          $11.50         96
EQ/T. ROWE PRICE GROWTH STOCK.  1.65%          A          $11.48        225
EQ/T. ROWE PRICE GROWTH STOCK.  1.70%          A          $11.46          7
EQ/T. ROWE PRICE GROWTH STOCK.  0.50%          B          $19.02         --
EQ/T. ROWE PRICE GROWTH STOCK.  0.95%          B          $17.11          1
EQ/T. ROWE PRICE GROWTH STOCK.  1.20%          B          $16.12      1,328
EQ/T. ROWE PRICE GROWTH STOCK.  1.25%          B          $15.93      2,129
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          B          $ 6.02     10,314
EQ/T. ROWE PRICE GROWTH STOCK.  1.35%          B          $15.56        385
EQ/T. ROWE PRICE GROWTH STOCK.  1.40%          B          $15.38      2,202
EQ/T. ROWE PRICE GROWTH STOCK.  1.50%          B          $15.01      3,715
EQ/T. ROWE PRICE GROWTH STOCK.  1.55%          B          $14.84      4,329
EQ/T. ROWE PRICE GROWTH STOCK.  1.60%          B          $14.66      1,076
EQ/T. ROWE PRICE GROWTH STOCK.  1.65%          B          $14.49      5,792
EQ/T. ROWE PRICE GROWTH STOCK.  1.70%          B          $14.32        571
EQ/T. ROWE PRICE GROWTH STOCK.  1.80%          B          $13.98          7
EQ/T. ROWE PRICE GROWTH STOCK.  1.90%          B          $13.65         11

EQ/TEMPLETON GLOBAL EQUITY....  0.65%          A          $ 9.14         --
EQ/TEMPLETON GLOBAL EQUITY....  1.30%          A          $ 9.86         69
EQ/TEMPLETON GLOBAL EQUITY....  1.55%          A          $ 9.81         30
EQ/TEMPLETON GLOBAL EQUITY....  1.65%          A          $ 9.79         37
EQ/TEMPLETON GLOBAL EQUITY....  1.70%          A          $ 9.78          8
EQ/TEMPLETON GLOBAL EQUITY....  0.50%          B          $ 8.18         --
EQ/TEMPLETON GLOBAL EQUITY....  0.95%          B          $ 7.99          1

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                             -------- --------------- ---------- -----------
EQ/TEMPLETON GLOBAL EQUITY..  1.20%          B          $ 7.88        434
EQ/TEMPLETON GLOBAL EQUITY..  1.25%          B          $ 7.86      1,615
EQ/TEMPLETON GLOBAL EQUITY..  1.30%          B          $ 7.84      4,890
EQ/TEMPLETON GLOBAL EQUITY..  1.35%          B          $ 7.82        158
EQ/TEMPLETON GLOBAL EQUITY..  1.40%          B          $ 7.80        711
EQ/TEMPLETON GLOBAL EQUITY..  1.50%          B          $ 7.76      1,923
EQ/TEMPLETON GLOBAL EQUITY..  1.55%          B          $ 7.73      3,403
EQ/TEMPLETON GLOBAL EQUITY..  1.60%          B          $ 7.71        394
EQ/TEMPLETON GLOBAL EQUITY..  1.65%          B          $ 7.69      7,664
EQ/TEMPLETON GLOBAL EQUITY..  1.70%          B          $ 7.67        657
EQ/TEMPLETON GLOBAL EQUITY..  1.80%          B          $ 7.63          2
EQ/TEMPLETON GLOBAL EQUITY..  1.90%          B          $ 7.59         --

EQ/UBS GROWTH & INCOME......  0.50%          B          $ 5.77         --
EQ/UBS GROWTH & INCOME......  0.95%          B          $ 5.44         --
EQ/UBS GROWTH & INCOME......  1.20%          B          $ 5.26        384
EQ/UBS GROWTH & INCOME......  1.25%          B          $ 5.22      1,683
EQ/UBS GROWTH & INCOME......  1.30%          B          $ 2.04      5,726
EQ/UBS GROWTH & INCOME......  1.35%          B          $ 5.16         77
EQ/UBS GROWTH & INCOME......  1.40%          B          $ 5.12        543
EQ/UBS GROWTH & INCOME......  1.50%          B          $ 5.05      2,959
EQ/UBS GROWTH & INCOME......  1.55%          B          $ 5.02      2,795
EQ/UBS GROWTH & INCOME......  1.60%          B          $ 4.99        207
EQ/UBS GROWTH & INCOME......  1.65%          B          $ 4.95      2,796
EQ/UBS GROWTH & INCOME......  1.70%          B          $ 4.92        186
EQ/UBS GROWTH & INCOME......  1.80%          B          $ 4.86         --
EQ/UBS GROWTH & INCOME......  1.90%          B          $ 4.79         --

EQ/VAN KAMPEN COMSTOCK......  0.65%          A          $10.08         --
EQ/VAN KAMPEN COMSTOCK......  1.30%          A          $11.29         82
EQ/VAN KAMPEN COMSTOCK......  1.55%          A          $11.23         23
EQ/VAN KAMPEN COMSTOCK......  1.65%          A          $11.20         27
EQ/VAN KAMPEN COMSTOCK......  1.70%          A          $11.19         10
EQ/VAN KAMPEN COMSTOCK......  0.50%          B          $10.52         --
EQ/VAN KAMPEN COMSTOCK......  0.95%          B          $10.20          1
EQ/VAN KAMPEN COMSTOCK......  1.20%          B          $10.03        438
EQ/VAN KAMPEN COMSTOCK......  1.25%          B          $10.00      3,403
EQ/VAN KAMPEN COMSTOCK......  1.30%          B          $ 9.96      2,990
EQ/VAN KAMPEN COMSTOCK......  1.35%          B          $ 9.93        195
EQ/VAN KAMPEN COMSTOCK......  1.40%          B          $ 9.90        884
EQ/VAN KAMPEN COMSTOCK......  1.50%          B          $ 9.83      2,948
EQ/VAN KAMPEN COMSTOCK......  1.55%          B          $ 9.80      2,264
EQ/VAN KAMPEN COMSTOCK......  1.60%          B          $ 9.76        335
EQ/VAN KAMPEN COMSTOCK......  1.65%          B          $ 9.73     10,113
EQ/VAN KAMPEN COMSTOCK......  1.70%          B          $ 9.70        581
EQ/VAN KAMPEN COMSTOCK......  1.80%          B          $ 9.63          3
EQ/VAN KAMPEN COMSTOCK......  1.90%          B          $ 9.57         --

EQ/WELLS FARGO OMEGA GROWTH.  0.50%          B          $11.63         --
EQ/WELLS FARGO OMEGA GROWTH.  0.65%          B          $ 9.92         --
EQ/WELLS FARGO OMEGA GROWTH.  0.95%          B          $10.97         14
EQ/WELLS FARGO OMEGA GROWTH.  1.20%          B          $10.61      2,717
EQ/WELLS FARGO OMEGA GROWTH.  1.25%          B          $14.23      3,664
EQ/WELLS FARGO OMEGA GROWTH.  1.30%          B          $ 8.67        520

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                                 -------- --------------- ---------- -----------
EQ/WELLS FARGO OMEGA GROWTH.....................  1.30%          B          $14.13      5,493
EQ/WELLS FARGO OMEGA GROWTH.....................  1.35%          B          $10.41        454
EQ/WELLS FARGO OMEGA GROWTH.....................  1.40%          B          $10.34      3,990
EQ/WELLS FARGO OMEGA GROWTH.....................  1.50%          B          $13.93      5,190
EQ/WELLS FARGO OMEGA GROWTH.....................  1.55%          B          $ 8.65        149
EQ/WELLS FARGO OMEGA GROWTH.....................  1.55%          B          $10.13      7,538
EQ/WELLS FARGO OMEGA GROWTH.....................  1.60%          B          $10.07      1,319
EQ/WELLS FARGO OMEGA GROWTH.....................  1.65%          B          $ 8.65        180
EQ/WELLS FARGO OMEGA GROWTH.....................  1.65%          B          $13.76      7,891
EQ/WELLS FARGO OMEGA GROWTH.....................  1.70%          B          $ 8.64         15
EQ/WELLS FARGO OMEGA GROWTH.....................  1.70%          B          $ 9.94      1,264
EQ/WELLS FARGO OMEGA GROWTH.....................  1.80%          B          $ 9.81         --
EQ/WELLS FARGO OMEGA GROWTH.....................  1.90%          B          $ 9.68          1

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.65%   SERVICE CLASS 2   $ 9.41         --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  1.30%   SERVICE CLASS 2   $10.85         37
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  1.55%   SERVICE CLASS 2   $10.79         10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  1.65%   SERVICE CLASS 2   $10.77         24
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  1.70%   SERVICE CLASS 2   $10.76          3

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.65%   SERVICE CLASS 2   $10.06          5
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.30%   SERVICE CLASS 2   $11.49      1,082
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.55%   SERVICE CLASS 2   $11.42        209
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.65%   SERVICE CLASS 2   $11.40        678
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.70%   SERVICE CLASS 2   $11.39         43

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  0.65%   SERVICE CLASS 2   $ 9.96         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  1.30%   SERVICE CLASS 2   $ 9.62         11
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  1.55%   SERVICE CLASS 2   $ 9.60         10
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  1.65%   SERVICE CLASS 2   $ 9.59         24
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  1.70%   SERVICE CLASS 2   $ 9.58          1

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  0.65%   SERVICE CLASS 2   $ 9.93         --
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  1.30%   SERVICE CLASS 2   $ 9.50         38
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  1.55%   SERVICE CLASS 2   $ 9.48          6
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  1.65%   SERVICE CLASS 2   $ 9.47          4
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  1.70%   SERVICE CLASS 2   $ 9.47         --

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........  0.65%   SERVICE CLASS 2   $ 9.85         --
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........  1.30%   SERVICE CLASS 2   $ 9.35         11
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........  1.55%   SERVICE CLASS 2   $ 9.33         --
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........  1.65%   SERVICE CLASS 2   $ 9.32          2
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........  1.70%   SERVICE CLASS 2   $ 9.31         --

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  0.65%   SERVICE CLASS 2   $ 9.83         --
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  1.30%   SERVICE CLASS 2   $ 9.28         14
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  1.55%   SERVICE CLASS 2   $ 9.26          2
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  1.65%   SERVICE CLASS 2   $ 9.25          2
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  1.70%   SERVICE CLASS 2   $ 9.24         --

FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.65%   SERVICE CLASS 2   $ 9.00          2
FIDELITY(R) VIP MID CAP PORTFOLIO...............  1.30%   SERVICE CLASS 2   $11.36        513
FIDELITY(R) VIP MID CAP PORTFOLIO...............  1.55%   SERVICE CLASS 2   $11.30        125
FIDELITY(R) VIP MID CAP PORTFOLIO...............  1.65%   SERVICE CLASS 2   $11.27        215
FIDELITY(R) VIP MID CAP PORTFOLIO...............  1.70%   SERVICE CLASS 2   $11.26         35

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......  0.65%   SERVICE CLASS 2   $10.16         --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                                       -------- --------------- ---------- -----------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............  1.30%   SERVICE CLASS 2   $11.24       705
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............  1.55%   SERVICE CLASS 2   $11.18       125
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............  1.65%   SERVICE CLASS 2   $11.16       579
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............  1.70%   SERVICE CLASS 2   $11.14       103

FRANKLIN INCOME SECURITIES FUND.......................  0.65%       CLASS 2       $10.29        --
FRANKLIN INCOME SECURITIES FUND.......................  1.30%       CLASS 2       $10.99       284
FRANKLIN INCOME SECURITIES FUND.......................  1.55%       CLASS 2       $10.93        54
FRANKLIN INCOME SECURITIES FUND.......................  1.65%       CLASS 2       $10.91       132
FRANKLIN INCOME SECURITIES FUND.......................  1.70%       CLASS 2       $10.90       107

FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  0.65%       CLASS 2       $10.12        --
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.30%       CLASS 2       $11.25       525
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.55%       CLASS 2       $11.19       124
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.65%       CLASS 2       $11.17       286
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.70%       CLASS 2       $11.15       104

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  0.65%       CLASS 2       $ 9.86        --
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.30%       CLASS 2       $10.32        70
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.55%       CLASS 2       $10.27         7
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.65%       CLASS 2       $10.25        51
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.70%       CLASS 2       $10.24        13

GOLDMAN SACHS VIT MID CAP VALUE FUND..................  0.65%   SERVICE SHARES    $ 9.79        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..................  1.30%   SERVICE SHARES    $11.89       331
GOLDMAN SACHS VIT MID CAP VALUE FUND..................  1.55%   SERVICE SHARES    $11.83        57
GOLDMAN SACHS VIT MID CAP VALUE FUND..................  1.65%   SERVICE SHARES    $11.80       146
GOLDMAN SACHS VIT MID CAP VALUE FUND..................  1.70%   SERVICE SHARES    $11.79         8

INVESCO V.I. DIVIDEND GROWTH FUND.....................  0.65%      SERIES II      $10.18        --
INVESCO V.I. DIVIDEND GROWTH FUND.....................  1.30%      SERIES II      $10.50        47
INVESCO V.I. DIVIDEND GROWTH FUND.....................  1.55%      SERIES II      $10.44        29
INVESCO V.I. DIVIDEND GROWTH FUND.....................  1.65%      SERIES II      $10.42        27
INVESCO V.I. DIVIDEND GROWTH FUND.....................  1.70%      SERIES II      $10.41         7

INVESCO V.I. GLOBAL REAL ESTATE FUND..................  0.65%      SERIES II      $ 8.99         2
INVESCO V.I. GLOBAL REAL ESTATE FUND..................  1.30%      SERIES II      $10.89       842
INVESCO V.I. GLOBAL REAL ESTATE FUND..................  1.55%      SERIES II      $10.83       154
INVESCO V.I. GLOBAL REAL ESTATE FUND..................  1.65%      SERIES II      $10.81       413
INVESCO V.I. GLOBAL REAL ESTATE FUND..................  1.70%      SERIES II      $10.80        68

INVESCO V.I. HIGH YIELD FUND..........................  0.65%      SERIES II      $ 9.99        --
INVESCO V.I. HIGH YIELD FUND..........................  1.30%      SERIES II      $ 9.69       109
INVESCO V.I. HIGH YIELD FUND..........................  1.55%      SERIES II      $ 9.67        24
INVESCO V.I. HIGH YIELD FUND..........................  1.65%      SERIES II      $ 9.66        64
INVESCO V.I. HIGH YIELD FUND..........................  1.70%      SERIES II      $ 9.66        10

INVESCO V.I. INTERNATIONAL GROWTH FUND................  0.65%      SERIES II      $ 9.19         1
INVESCO V.I. INTERNATIONAL GROWTH FUND................  1.30%      SERIES II      $10.46       554
INVESCO V.I. INTERNATIONAL GROWTH FUND................  1.55%      SERIES II      $10.40       120
INVESCO V.I. INTERNATIONAL GROWTH FUND................  1.65%      SERIES II      $10.38       211
INVESCO V.I. INTERNATIONAL GROWTH FUND................  1.70%      SERIES II      $10.37        18

INVESCO V.I. LEISURE FUND.............................  0.65%      SERIES II      $ 9.94        --
INVESCO V.I. LEISURE FUND.............................  1.30%      SERIES II      $11.71        17
INVESCO V.I. LEISURE FUND.............................  1.55%      SERIES II      $11.65         3
INVESCO V.I. LEISURE FUND.............................  1.65%      SERIES II      $11.62         6
INVESCO V.I. LEISURE FUND.............................  1.70%      SERIES II      $11.61         1

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                        -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.65%      SERIES II      $ 9.67        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.30%      SERIES II      $10.77       149
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.55%      SERIES II      $10.71        30
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.65%      SERIES II      $10.69        50
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.70%      SERIES II      $10.67         5

INVESCO V.I. SMALL CAP EQUITY FUND.....  0.65%      SERIES II      $10.61        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.30%      SERIES II      $13.19        95
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.55%      SERIES II      $13.12        41
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.65%      SERIES II      $13.09        43
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.70%      SERIES II      $13.08         7

IVY FUNDS VIP ASSET STRATEGY...........  0.65%    COMMON SHARES    $ 9.24        --
IVY FUNDS VIP ASSET STRATEGY...........  1.30%    COMMON SHARES    $ 9.02       362
IVY FUNDS VIP ASSET STRATEGY...........  1.55%    COMMON SHARES    $ 8.99        39
IVY FUNDS VIP ASSET STRATEGY...........  1.65%    COMMON SHARES    $ 8.99       289
IVY FUNDS VIP ASSET STRATEGY...........  1.70%    COMMON SHARES    $ 8.98        28

IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  0.65%    COMMON SHARES    $ 9.96        --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  1.30%    COMMON SHARES    $10.97       352
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  1.55%    COMMON SHARES    $10.91       140
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  1.65%    COMMON SHARES    $10.89       174
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  1.70%    COMMON SHARES    $10.88        30

IVY FUNDS VIP ENERGY...................  0.65%    COMMON SHARES    $10.04        --
IVY FUNDS VIP ENERGY...................  1.30%    COMMON SHARES    $11.15       448
IVY FUNDS VIP ENERGY...................  1.55%    COMMON SHARES    $11.09       133
IVY FUNDS VIP ENERGY...................  1.65%    COMMON SHARES    $11.07       169
IVY FUNDS VIP ENERGY...................  1.70%    COMMON SHARES    $11.06        21

IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  0.65%    COMMON SHARES    $ 8.69         2
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  1.30%    COMMON SHARES    $ 9.27       463
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  1.55%    COMMON SHARES    $ 9.22       131
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  1.65%    COMMON SHARES    $ 9.20       224
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  1.70%    COMMON SHARES    $ 9.19        32

IVY FUNDS VIP HIGH INCOME..............  0.65%    COMMON SHARES    $10.55         7
IVY FUNDS VIP HIGH INCOME..............  1.30%    COMMON SHARES    $12.13       819
IVY FUNDS VIP HIGH INCOME..............  1.55%    COMMON SHARES    $12.06       216
IVY FUNDS VIP HIGH INCOME..............  1.65%    COMMON SHARES    $12.04       722
IVY FUNDS VIP HIGH INCOME..............  1.70%    COMMON SHARES    $12.02       162

IVY FUNDS VIP MID CAP GROWTH...........  0.65%    COMMON SHARES    $10.64        --
IVY FUNDS VIP MID CAP GROWTH...........  1.30%    COMMON SHARES    $13.29       402
IVY FUNDS VIP MID CAP GROWTH...........  1.55%    COMMON SHARES    $13.22       108
IVY FUNDS VIP MID CAP GROWTH...........  1.65%    COMMON SHARES    $13.19       278
IVY FUNDS VIP MID CAP GROWTH...........  1.70%    COMMON SHARES    $13.17        28

IVY FUNDS VIP SCIENCE AND TECHNOLOGY...  0.65%    COMMON SHARES    $ 9.65        --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY...  1.30%    COMMON SHARES    $10.99       350
IVY FUNDS VIP SCIENCE AND TECHNOLOGY...  1.55%    COMMON SHARES    $10.93       117
IVY FUNDS VIP SCIENCE AND TECHNOLOGY...  1.65%    COMMON SHARES    $10.91       130
IVY FUNDS VIP SCIENCE AND TECHNOLOGY...  1.70%    COMMON SHARES    $10.90        17

IVY FUNDS VIP SMALL CAP GROWTH.........  0.65%    COMMON SHARES    $ 9.92        --
IVY FUNDS VIP SMALL CAP GROWTH.........  1.30%    COMMON SHARES    $11.86       275
IVY FUNDS VIP SMALL CAP GROWTH.........  1.55%    COMMON SHARES    $11.79        57

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                                     -------- --------------- ---------- -----------
IVY FUNDS VIP SMALL CAP GROWTH......................  1.65%   COMMON SHARES     $11.77        159
IVY FUNDS VIP SMALL CAP GROWTH......................  1.70%   COMMON SHARES     $11.76          6

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.65%   SERVICE SHARES    $ 8.09          2
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.30%   SERVICE SHARES    $10.01      1,497
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.55%   SERVICE SHARES    $ 9.95        381
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.65%   SERVICE SHARES    $ 9.93        786
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.70%   SERVICE SHARES    $ 9.92         70

LORD ABBETT BOND DEBENTURE PORTFOLIO................  0.65%     VC SHARES       $10.36         --
LORD ABBETT BOND DEBENTURE PORTFOLIO................  1.30%     VC SHARES       $10.06         36
LORD ABBETT BOND DEBENTURE PORTFOLIO................  1.55%     VC SHARES       $10.03         12
LORD ABBETT BOND DEBENTURE PORTFOLIO................  1.65%     VC SHARES       $10.03         31
LORD ABBETT BOND DEBENTURE PORTFOLIO................  1.70%     VC SHARES       $10.02          3

LORD ABBETT CLASSIC STOCK PORTFOLIO (VC0............  0.65%     VC SHARES       $ 9.54         --
LORD ABBETT CLASSIC STOCK PORTFOLIO (VC0............  1.30%     VC SHARES       $ 8.70         88
LORD ABBETT CLASSIC STOCK PORTFOLIO (VC0............  1.55%     VC SHARES       $ 8.68          7
LORD ABBETT CLASSIC STOCK PORTFOLIO (VC0............  1.65%     VC SHARES       $ 8.68         26
LORD ABBETT CLASSIC STOCK PORTFOLIO (VC0............  1.70%     VC SHARES       $ 8.67         --

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO..........  0.65%     VC SHARES       $ 9.54         --
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO..........  1.30%     VC SHARES       $ 8.31         42
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO..........  1.55%     VC SHARES       $ 8.30         19
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO..........  1.65%     VC SHARES       $ 8.29         10
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO..........  1.70%     VC SHARES       $ 8.28          2

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.65%   SERVICE CLASS     $ 9.74         --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.30%   SERVICE CLASS     $10.50        789
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.55%   SERVICE CLASS     $10.44        207
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.65%   SERVICE CLASS     $10.42        324
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.70%   SERVICE CLASS     $10.41         34

MFS(R) INVESTORS GROWTH STOCK SERIES................  0.65%   SERVICE CLASS     $10.20         --
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.30%   SERVICE CLASS     $11.45        150
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.55%   SERVICE CLASS     $11.39         52
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.65%   SERVICE CLASS     $11.36         81
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.70%   SERVICE CLASS     $11.35          3

MFS(R) INVESTORS TRUST SERIES.......................  0.65%   SERVICE CLASS     $ 9.95         --
MFS(R) INVESTORS TRUST SERIES.......................  1.30%   SERVICE CLASS     $10.87        151
MFS(R) INVESTORS TRUST SERIES.......................  1.55%   SERVICE CLASS     $10.81         32
MFS(R) INVESTORS TRUST SERIES.......................  1.65%   SERVICE CLASS     $10.79         55
MFS(R) INVESTORS TRUST SERIES.......................  1.70%   SERVICE CLASS     $10.78          5

MFS(R) TECHNOLOGY PORTFOLIO.........................  0.65%   SERVICE CLASS     $10.20         --
MFS(R) TECHNOLOGY PORTFOLIO.........................  1.30%   SERVICE CLASS     $12.14        149
MFS(R) TECHNOLOGY PORTFOLIO.........................  1.55%   SERVICE CLASS     $12.08         76
MFS(R) TECHNOLOGY PORTFOLIO.........................  1.65%   SERVICE CLASS     $12.05         69
MFS(R) TECHNOLOGY PORTFOLIO.........................  1.70%   SERVICE CLASS     $12.04          3

MFS(R) UTILITIES SERIES.............................  0.65%   SERVICE CLASS     $10.72          2
MFS(R) UTILITIES SERIES.............................  1.30%   SERVICE CLASS     $12.40        256
MFS(R) UTILITIES SERIES.............................  1.55%   SERVICE CLASS     $12.34         70
MFS(R) UTILITIES SERIES.............................  1.65%   SERVICE CLASS     $12.31        135
MFS(R) UTILITIES SERIES.............................  1.70%   SERVICE CLASS     $12.30         28

MULTIMANAGER AGGRESSIVE EQUITY......................  0.50%         B           $62.56         --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                    -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.....  0.95%          B          $55.62         --
MULTIMANAGER AGGRESSIVE EQUITY.....  1.20%          B          $52.09        851
MULTIMANAGER AGGRESSIVE EQUITY.....  1.25%          B          $11.06      4,634
MULTIMANAGER AGGRESSIVE EQUITY.....  1.30%          B          $10.91      3,713
MULTIMANAGER AGGRESSIVE EQUITY.....  1.35%          B          $50.08        283
MULTIMANAGER AGGRESSIVE EQUITY.....  1.40%          B          $49.42      1,479
MULTIMANAGER AGGRESSIVE EQUITY.....  1.50%          B          $10.83      7,336
MULTIMANAGER AGGRESSIVE EQUITY.....  1.55%          B          $47.51        903
MULTIMANAGER AGGRESSIVE EQUITY.....  1.60%          B          $46.89        593
MULTIMANAGER AGGRESSIVE EQUITY.....  1.65%          B          $10.69      7,857
MULTIMANAGER AGGRESSIVE EQUITY.....  1.70%          B          $45.67        206
MULTIMANAGER AGGRESSIVE EQUITY.....  1.80%          B          $44.48          8
MULTIMANAGER AGGRESSIVE EQUITY.....  1.90%          B          $43.32          1

MULTIMANAGER CORE BOND.............  0.50%          B          $15.52         --
MULTIMANAGER CORE BOND.............  0.95%          B          $14.83         --
MULTIMANAGER CORE BOND.............  1.20%          B          $14.46      6,905
MULTIMANAGER CORE BOND.............  1.25%          B          $13.38      8,406
MULTIMANAGER CORE BOND.............  1.30%          B          $13.35     13,377
MULTIMANAGER CORE BOND.............  1.35%          B          $14.24        745
MULTIMANAGER CORE BOND.............  1.40%          B          $14.17     12,234
MULTIMANAGER CORE BOND.............  1.50%          B          $13.10     13,565
MULTIMANAGER CORE BOND.............  1.55%          B          $13.96     11,025
MULTIMANAGER CORE BOND.............  1.60%          B          $13.88      3,671
MULTIMANAGER CORE BOND.............  1.65%          B          $12.93     23,505
MULTIMANAGER CORE BOND.............  1.70%          B          $13.74      2,442
MULTIMANAGER CORE BOND.............  1.80%          B          $13.61         28
MULTIMANAGER CORE BOND.............  1.90%          B          $13.47          2

MULTIMANAGER INTERNATIONAL EQUITY..  0.50%          B          $11.66         --
MULTIMANAGER INTERNATIONAL EQUITY..  0.95%          B          $11.14         --
MULTIMANAGER INTERNATIONAL EQUITY..  1.20%          B          $10.86      2,038
MULTIMANAGER INTERNATIONAL EQUITY..  1.25%          B          $11.73      3,045
MULTIMANAGER INTERNATIONAL EQUITY..  1.30%          B          $11.67      3,762
MULTIMANAGER INTERNATIONAL EQUITY..  1.35%          B          $10.70        349
MULTIMANAGER INTERNATIONAL EQUITY..  1.40%          B          $10.65      3,343
MULTIMANAGER INTERNATIONAL EQUITY..  1.50%          B          $11.48      4,548
MULTIMANAGER INTERNATIONAL EQUITY..  1.55%          B          $10.49      3,858
MULTIMANAGER INTERNATIONAL EQUITY..  1.60%          B          $10.43      1,097
MULTIMANAGER INTERNATIONAL EQUITY..  1.65%          B          $11.34      7,106
MULTIMANAGER INTERNATIONAL EQUITY..  1.70%          B          $10.33        719
MULTIMANAGER INTERNATIONAL EQUITY..  1.80%          B          $10.22          7
MULTIMANAGER INTERNATIONAL EQUITY..  1.90%          B          $10.12          1

MULTIMANAGER LARGE CAP CORE EQUITY.  0.50%          B          $10.91         --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.95%          B          $10.43         --
MULTIMANAGER LARGE CAP CORE EQUITY.  1.20%          B          $10.17      1,361
MULTIMANAGER LARGE CAP CORE EQUITY.  1.25%          B          $11.07        903
MULTIMANAGER LARGE CAP CORE EQUITY.  1.30%          B          $11.01        992
MULTIMANAGER LARGE CAP CORE EQUITY.  1.35%          B          $10.01        151
MULTIMANAGER LARGE CAP CORE EQUITY.  1.40%          B          $ 9.96      2,299
MULTIMANAGER LARGE CAP CORE EQUITY.  1.50%          B          $10.84      1,438
MULTIMANAGER LARGE CAP CORE EQUITY.  1.55%          B          $ 9.81      1,154
MULTIMANAGER LARGE CAP CORE EQUITY.  1.60%          B          $ 9.76        806

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                    -------- --------------- ---------- -----------
MULTIMANAGER LARGE CAP CORE EQUITY.  1.65%          B          $10.70      2,701
MULTIMANAGER LARGE CAP CORE EQUITY.  1.70%          B          $ 9.67        380
MULTIMANAGER LARGE CAP CORE EQUITY.  1.80%          B          $ 9.57          1
MULTIMANAGER LARGE CAP CORE EQUITY.  1.90%          B          $ 9.47         --

MULTIMANAGER LARGE CAP VALUE.......  0.50%          B          $12.44         --
MULTIMANAGER LARGE CAP VALUE.......  0.95%          B          $11.89         14
MULTIMANAGER LARGE CAP VALUE.......  1.20%          B          $11.59      2,549
MULTIMANAGER LARGE CAP VALUE.......  1.25%          B          $12.48      2,652
MULTIMANAGER LARGE CAP VALUE.......  1.30%          B          $12.41      2,985
MULTIMANAGER LARGE CAP VALUE.......  1.35%          B          $11.42        281
MULTIMANAGER LARGE CAP VALUE.......  1.40%          B          $11.36      4,168
MULTIMANAGER LARGE CAP VALUE.......  1.50%          B          $12.22      4,306
MULTIMANAGER LARGE CAP VALUE.......  1.55%          B          $11.19      2,766
MULTIMANAGER LARGE CAP VALUE.......  1.60%          B          $11.13      1,647
MULTIMANAGER LARGE CAP VALUE.......  1.65%          B          $12.06      5,127
MULTIMANAGER LARGE CAP VALUE.......  1.70%          B          $11.02        773
MULTIMANAGER LARGE CAP VALUE.......  1.80%          B          $10.91         21
MULTIMANAGER LARGE CAP VALUE.......  1.90%          B          $10.80          3

MULTIMANAGER MID CAP GROWTH........  0.50%          B          $11.64         --
MULTIMANAGER MID CAP GROWTH........  0.95%          B          $11.12         --
MULTIMANAGER MID CAP GROWTH........  1.20%          B          $10.85      2,966
MULTIMANAGER MID CAP GROWTH........  1.25%          B          $13.24      2,111
MULTIMANAGER MID CAP GROWTH........  1.30%          B          $13.17      2,147
MULTIMANAGER MID CAP GROWTH........  1.35%          B          $10.68        292
MULTIMANAGER MID CAP GROWTH........  1.40%          B          $10.63      4,834
MULTIMANAGER MID CAP GROWTH........  1.50%          B          $12.96      3,021
MULTIMANAGER MID CAP GROWTH........  1.55%          B          $10.47      2,342
MULTIMANAGER MID CAP GROWTH........  1.60%          B          $10.42      1,749
MULTIMANAGER MID CAP GROWTH........  1.65%          B          $12.80      4,196
MULTIMANAGER MID CAP GROWTH........  1.70%          B          $10.31        736
MULTIMANAGER MID CAP GROWTH........  1.80%          B          $10.21          6
MULTIMANAGER MID CAP GROWTH........  1.90%          B          $10.10          2

MULTIMANAGER MID CAP VALUE.........  0.50%          B          $14.20         --
MULTIMANAGER MID CAP VALUE.........  0.95%          B          $13.57         --
MULTIMANAGER MID CAP VALUE.........  1.20%          B          $13.23      2,406
MULTIMANAGER MID CAP VALUE.........  1.25%          B          $14.14      2,335
MULTIMANAGER MID CAP VALUE.........  1.30%          B          $14.07      2,972
MULTIMANAGER MID CAP VALUE.........  1.35%          B          $13.03        301
MULTIMANAGER MID CAP VALUE.........  1.40%          B          $12.96      4,173
MULTIMANAGER MID CAP VALUE.........  1.50%          B          $13.85      3,429
MULTIMANAGER MID CAP VALUE.........  1.55%          B          $12.77      2,860
MULTIMANAGER MID CAP VALUE.........  1.60%          B          $12.70      1,503
MULTIMANAGER MID CAP VALUE.........  1.65%          B          $13.67      4,856
MULTIMANAGER MID CAP VALUE.........  1.70%          B          $12.57        726
MULTIMANAGER MID CAP VALUE.........  1.80%          B          $12.45          6
MULTIMANAGER MID CAP VALUE.........  1.90%          B          $12.32          1

MULTIMANAGER MULTI-SECTOR BOND.....  0.50%          B          $36.45         --
MULTIMANAGER MULTI-SECTOR BOND.....  0.95%          B          $32.55          2
MULTIMANAGER MULTI-SECTOR BOND.....  1.20%          B          $30.55      1,900
MULTIMANAGER MULTI-SECTOR BOND.....  1.25%          B          $11.44      5,746
MULTIMANAGER MULTI-SECTOR BOND.....  1.30%          B          $11.29      3,670

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                -------- --------------- ---------- -----------
MULTIMANAGER MULTI-SECTOR BOND.  1.35%          B          $29.42        931
MULTIMANAGER MULTI-SECTOR BOND.  1.40%          B          $29.05      3,237
MULTIMANAGER MULTI-SECTOR BOND.  1.50%          B          $11.20      9,585
MULTIMANAGER MULTI-SECTOR BOND.  1.55%          B          $27.96      2,141
MULTIMANAGER MULTI-SECTOR BOND.  1.60%          B          $27.61      1,548
MULTIMANAGER MULTI-SECTOR BOND.  1.65%          B          $11.06      9,077
MULTIMANAGER MULTI-SECTOR BOND.  1.70%          B          $26.92        628
MULTIMANAGER MULTI-SECTOR BOND.  1.80%          B          $26.24          9
MULTIMANAGER MULTI-SECTOR BOND.  1.90%          B          $25.58         --

MULTIMANAGER SMALL CAP GROWTH..  0.50%          B          $ 7.99         --
MULTIMANAGER SMALL CAP GROWTH..  0.95%          B          $ 7.53         --
MULTIMANAGER SMALL CAP GROWTH..  1.20%          B          $ 7.28        574
MULTIMANAGER SMALL CAP GROWTH..  1.25%          B          $ 7.23      3,135
MULTIMANAGER SMALL CAP GROWTH..  1.30%          B          $ 4.14      7,121
MULTIMANAGER SMALL CAP GROWTH..  1.35%          B          $ 7.14        247
MULTIMANAGER SMALL CAP GROWTH..  1.40%          B          $ 7.09      1,141
MULTIMANAGER SMALL CAP GROWTH..  1.50%          B          $ 7.00      4,697
MULTIMANAGER SMALL CAP GROWTH..  1.55%          B          $ 6.95      4,125
MULTIMANAGER SMALL CAP GROWTH..  1.60%          B          $ 6.91        332
MULTIMANAGER SMALL CAP GROWTH..  1.65%          B          $ 6.86      6,318
MULTIMANAGER SMALL CAP GROWTH..  1.70%          B          $ 6.81        584
MULTIMANAGER SMALL CAP GROWTH..  1.80%          B          $ 6.72         --
MULTIMANAGER SMALL CAP GROWTH..  1.90%          B          $ 6.64         --

MULTIMANAGER SMALL CAP VALUE...  0.50%          B          $16.62         --
MULTIMANAGER SMALL CAP VALUE...  0.95%          B          $15.60          2
MULTIMANAGER SMALL CAP VALUE...  1.20%          B          $15.06      3,004
MULTIMANAGER SMALL CAP VALUE...  1.25%          B          $11.30      4,283
MULTIMANAGER SMALL CAP VALUE...  1.30%          B          $11.22      1,461
MULTIMANAGER SMALL CAP VALUE...  1.35%          B          $14.74      1,462
MULTIMANAGER SMALL CAP VALUE...  1.40%          B          $14.64      3,993
MULTIMANAGER SMALL CAP VALUE...  1.50%          B          $11.07      5,570
MULTIMANAGER SMALL CAP VALUE...  1.55%          B          $14.33      1,633
MULTIMANAGER SMALL CAP VALUE...  1.60%          B          $14.23      1,988
MULTIMANAGER SMALL CAP VALUE...  1.65%          B          $10.93      5,025
MULTIMANAGER SMALL CAP VALUE...  1.70%          B          $14.03        494
MULTIMANAGER SMALL CAP VALUE...  1.80%          B          $13.83         20
MULTIMANAGER SMALL CAP VALUE...  1.90%          B          $13.63          4

MULTIMANAGER TECHNOLOGY........  0.50%          B          $11.98         --
MULTIMANAGER TECHNOLOGY........  0.95%          B          $11.45         10
MULTIMANAGER TECHNOLOGY........  1.20%          B          $11.16      1,743
MULTIMANAGER TECHNOLOGY........  1.25%          B          $12.99      2,540
MULTIMANAGER TECHNOLOGY........  1.30%          B          $12.92      3,374
MULTIMANAGER TECHNOLOGY........  1.35%          B          $11.00        491
MULTIMANAGER TECHNOLOGY........  1.40%          B          $10.94      4,121
MULTIMANAGER TECHNOLOGY........  1.50%          B          $12.72      5,143
MULTIMANAGER TECHNOLOGY........  1.55%          B          $10.78      5,030
MULTIMANAGER TECHNOLOGY........  1.60%          B          $10.72      1,668
MULTIMANAGER TECHNOLOGY........  1.65%          B          $12.56      5,819
MULTIMANAGER TECHNOLOGY........  1.70%          B          $10.61        579
MULTIMANAGER TECHNOLOGY........  1.80%          B          $10.50         13
MULTIMANAGER TECHNOLOGY........  1.90%          B          $10.40         --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                                       -------- --------------- ---------- -----------

MUTUAL SHARES SECURITIES FUND.........................  0.65%       CLASS 2       $10.00         --
MUTUAL SHARES SECURITIES FUND.........................  1.30%       CLASS 2       $10.49        322
MUTUAL SHARES SECURITIES FUND.........................  1.55%       CLASS 2       $10.44         62
MUTUAL SHARES SECURITIES FUND.........................  1.65%       CLASS 2       $10.42        131
MUTUAL SHARES SECURITIES FUND.........................  1.70%       CLASS 2       $10.40         24

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.65%    ADVISOR CLASS    $ 9.53         --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.30%    ADVISOR CLASS    $11.83        499
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.55%    ADVISOR CLASS    $11.77         69
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.65%    ADVISOR CLASS    $11.74        269
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.70%    ADVISOR CLASS    $11.73         63

PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  0.65%    ADVISOR CLASS    $10.07          1
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.30%    ADVISOR CLASS    $11.65        398
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.55%    ADVISOR CLASS    $11.59        105
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.65%    ADVISOR CLASS    $11.56        270
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.70%    ADVISOR CLASS    $11.55         61

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.65%    ADVISOR CLASS    $10.60          1
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.30%    ADVISOR CLASS    $11.71      1,444
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.55%    ADVISOR CLASS    $11.65        242
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.65%    ADVISOR CLASS    $11.63        967
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.70%    ADVISOR CLASS    $11.61        265

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.65%    ADVISOR CLASS    $10.01          8
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.30%    ADVISOR CLASS    $10.87      2,557
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.55%    ADVISOR CLASS    $10.82        460
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.65%    ADVISOR CLASS    $10.79      1,675
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.70%    ADVISOR CLASS    $10.78        477

PROFUND VP BEAR.......................................  0.65%    COMMON SHARES    $ 8.71         --
PROFUND VP BEAR.......................................  1.30%    COMMON SHARES    $ 7.05         67
PROFUND VP BEAR.......................................  1.55%    COMMON SHARES    $ 7.02         17
PROFUND VP BEAR.......................................  1.65%    COMMON SHARES    $ 7.00         32
PROFUND VP BEAR.......................................  1.70%    COMMON SHARES    $ 6.99          2

PROFUND VP BIOTECHNOLOGY..............................  0.65%    COMMON SHARES    $10.53         --
PROFUND VP BIOTECHNOLOGY..............................  1.30%    COMMON SHARES    $11.01        108
PROFUND VP BIOTECHNOLOGY..............................  1.55%    COMMON SHARES    $10.95         32
PROFUND VP BIOTECHNOLOGY..............................  1.65%    COMMON SHARES    $10.92         52
PROFUND VP BIOTECHNOLOGY..............................  1.70%    COMMON SHARES    $10.91          3

RYDEX1/2SGI VT ALTERNATIVE STRATEGIES ALLOCATION FUND.  0.65%    COMMON SHARES    $ 9.65         --
RYDEX1/2SGI VT ALTERNATIVE STRATEGIES ALLOCATION FUND.  1.30%    COMMON SHARES    $ 9.50         19
RYDEX1/2SGI VT ALTERNATIVE STRATEGIES ALLOCATION FUND.  1.55%    COMMON SHARES    $ 9.48          2
RYDEX1/2SGI VT ALTERNATIVE STRATEGIES ALLOCATION FUND.  1.65%    COMMON SHARES    $ 9.47         17

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE   (000S)
                                                       -------- --------------- ---------- -----------
RYDEX1/2SGI VT ALTERNATIVE STRATEGIES ALLOCATION FUND.  1.70%   COMMON SHARES     $ 9.47          1

RYDEX1/2SGI VT MANAGED FUTURES STRATEGY FUND..........  0.65%   COMMON SHARES     $ 9.19         --
RYDEX1/2SGI VT MANAGED FUTURES STRATEGY FUND..........  1.30%   COMMON SHARES     $ 8.98         20
RYDEX1/2SGI VT MANAGED FUTURES STRATEGY FUND..........  1.55%   COMMON SHARES     $ 8.96          4
RYDEX1/2SGI VT MANAGED FUTURES STRATEGY FUND..........  1.65%   COMMON SHARES     $ 8.96         16
RYDEX1/2SGI VT MANAGED FUTURES STRATEGY FUND..........  1.70%   COMMON SHARES     $ 8.95          1

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO...............  0.65%      CLASS II       $11.53         --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO...............  1.30%      CLASS II       $13.06        242
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO...............  1.55%      CLASS II       $12.99         84
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO...............  1.65%      CLASS II       $12.96         88
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO...............  1.70%      CLASS II       $12.95          6

TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  0.65%      CLASS 2        $ 8.29         --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  1.30%      CLASS 2        $ 9.93        286
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  1.55%      CLASS 2        $ 9.87         64
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  1.65%      CLASS 2        $ 9.85        123
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  1.70%      CLASS 2        $ 9.84          5

TEMPLETON FOREIGN SECURITIES FUND.....................  0.65%      CLASS 2        $ 8.78          1
TEMPLETON FOREIGN SECURITIES FUND.....................  1.30%      CLASS 2        $ 9.51        276
TEMPLETON FOREIGN SECURITIES FUND.....................  1.55%      CLASS 2        $ 9.46         32
TEMPLETON FOREIGN SECURITIES FUND.....................  1.65%      CLASS 2        $ 9.44        144
TEMPLETON FOREIGN SECURITIES FUND.....................  1.70%      CLASS 2        $ 9.43         64

TEMPLETON GLOBAL BOND SECURITIES FUND.................  0.65%      CLASS 2        $ 9.76          4
TEMPLETON GLOBAL BOND SECURITIES FUND.................  1.30%      CLASS 2        $11.11      2,065
TEMPLETON GLOBAL BOND SECURITIES FUND.................  1.55%      CLASS 2        $11.05        431
TEMPLETON GLOBAL BOND SECURITIES FUND.................  1.65%      CLASS 2        $11.03      1,225
TEMPLETON GLOBAL BOND SECURITIES FUND.................  1.70%      CLASS 2        $11.01        221

TEMPLETON GROWTH SECURITIES FUND......................  0.65%      CLASS 2        $ 9.22         --
TEMPLETON GROWTH SECURITIES FUND......................  1.30%      CLASS 2        $ 9.46         62
TEMPLETON GROWTH SECURITIES FUND......................  1.55%      CLASS 2        $ 9.41          8
TEMPLETON GROWTH SECURITIES FUND......................  1.65%      CLASS 2        $ 9.39         25
TEMPLETON GROWTH SECURITIES FUND......................  1.70%      CLASS 2        $ 9.38          2

VAN ECK VIP GLOBAL HARD ASSETS FUND...................  0.65%   CLASS S SHARES    $ 9.16         --
VAN ECK VIP GLOBAL HARD ASSETS FUND...................  1.30%   CLASS S SHARES    $10.76        873
VAN ECK VIP GLOBAL HARD ASSETS FUND...................  1.55%   CLASS S SHARES    $10.70        187
VAN ECK VIP GLOBAL HARD ASSETS FUND...................  1.65%   CLASS S SHARES    $10.68        391
VAN ECK VIP GLOBAL HARD ASSETS FUND...................  1.70%   CLASS S SHARES    $10.66         72

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
**Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                                                    ALLIANCEBERNSTEIN
                                                                                ALLIANCEBERNSTEIN   VPS INTERNATIONAL
                                                                    ALL ASSET  VPS BALANCED WEALTH       GROWTH
                                                                   ALLOCATION* STRATEGY PORTFOLIO**    PORTFOLIO**
                                                                   ----------- -------------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  67,982       $  36,297           $  79,530
  Expenses:
   Less: Asset-based charges......................................     42,104          25,686              43,095
                                                                    ---------       ---------           ---------

NET INVESTMENT INCOME (LOSS)......................................     25,878          10,611              36,435
                                                                    ---------       ---------           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     74,959          60,811              39,912
   Realized gain distribution from The Trusts.....................     93,773              --                  --
                                                                    ---------       ---------           ---------
  Net realized gain (loss)........................................    168,732          60,811              39,912
                                                                    ---------       ---------           ---------

  Change in unrealized appreciation (depreciation) of investments.   (415,166)       (127,670)           (689,783)
                                                                    ---------       ---------           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (246,434)        (66,859)           (649,871)
                                                                    ---------       ---------           ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(220,556)      $ (56,248)          $(613,436)
                                                                    =========       =========           =========

                                                                   AMERICAN CENTURY
                                                                   VP LARGE COMPANY
                                                                      VALUE FUND
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $11,736
  Expenses:
   Less: Asset-based charges......................................      10,465
                                                                       -------

NET INVESTMENT INCOME (LOSS)......................................       1,271
                                                                       -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       9,333
   Realized gain distribution from The Trusts.....................          --
                                                                       -------
  Net realized gain (loss)........................................       9,333
                                                                       -------

  Change in unrealized appreciation (depreciation) of investments.      (6,119)
                                                                       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       3,214
                                                                       -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ 4,485
                                                                       =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of AllianceBerstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   AMERICAN CENTURY
                                                                   VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED  AXA CONSERVATIVE
                                                                         FUND        ALLOCATION*    STRATEGY*      ALLOCATION*
                                                                   ---------------- -------------- ------------  ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  61,911     $  36,348,102  $  9,727,193    $ 33,666,752
  Expenses:
   Less: Asset-based charges......................................       67,179        44,185,508     9,824,399      29,153,808
                                                                      ---------     -------------  ------------    ------------

NET INVESTMENT INCOME (LOSS)......................................       (5,268)       (7,837,406)      (97,206)      4,512,944
                                                                      ---------     -------------  ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       27,997      (202,449,992)    2,747,033      30,305,674
   Realized gain distribution from The Trusts.....................       91,450        70,060,454    11,142,077      39,499,723
                                                                      ---------     -------------  ------------    ------------
  Net realized gain (loss)........................................      119,447      (132,389,538)   13,889,110      69,805,397
                                                                      ---------     -------------  ------------    ------------

  Change in unrealized appreciation (depreciation) of investments.     (220,563)     (120,967,030)  (44,102,675)    (67,785,829)
                                                                      ---------     -------------  ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (101,116)     (253,356,568)  (30,213,565)      2,019,568
                                                                      ---------     -------------  ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(106,384)    $(261,193,974) $(30,310,771)   $  6,532,512
                                                                      =========     =============  ============    ============

                                                                   AXA CONSERVATIVE
                                                                   GROWTH STRATEGY*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  5,434,513
  Expenses:
   Less: Asset-based charges......................................      5,280,635
                                                                     ------------

NET INVESTMENT INCOME (LOSS)......................................        153,878
                                                                     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      2,287,000
   Realized gain distribution from The Trusts.....................      6,176,398
                                                                     ------------
  Net realized gain (loss)........................................      8,463,398
                                                                     ------------

  Change in unrealized appreciation (depreciation) of investments.    (20,308,190)
                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (11,844,792)
                                                                     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(11,690,914)
                                                                     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   AXA CONSERVATIVE AXA CONSERVATIVE-  AXA GROWTH
                                                                      STRATEGY*     PLUS ALLOCATION*   STRATEGY*
                                                                   ---------------- ----------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 4,071,195      $ 25,796,280    $  8,628,171
  Expenses:
   Less: Asset-based charges......................................     3,382,404        25,626,649       9,762,408
                                                                     -----------      ------------    ------------

NET INVESTMENT INCOME (LOSS)......................................       688,791           169,631      (1,134,237)
                                                                     -----------      ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,348,200       (44,172,600)      4,219,116
   Realized gain distribution from The Trusts.....................     3,446,928        39,305,304      10,746,535
                                                                     -----------      ------------    ------------
  Net realized gain (loss)........................................     4,795,128        (4,867,296)     14,965,651
                                                                     -----------      ------------    ------------

  Change in unrealized appreciation (depreciation) of investments.    (7,823,887)      (32,019,775)    (57,312,397)
                                                                     -----------      ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (3,028,759)      (36,887,071)    (42,346,746)
                                                                     -----------      ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(2,339,968)     $(36,717,440)   $(43,480,983)
                                                                     ===========      ============    ============

                                                                    AXA MODERATE
                                                                    ALLOCATION*
                                                                   -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 106,775,882
  Expenses:
   Less: Asset-based charges......................................   107,688,180
                                                                   -------------

NET INVESTMENT INCOME (LOSS)......................................      (912,298)
                                                                   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (159,533,658)
   Realized gain distribution from The Trusts.....................   169,824,239
                                                                   -------------
  Net realized gain (loss)........................................    10,290,581
                                                                   -------------

  Change in unrealized appreciation (depreciation) of investments.  (282,428,494)
                                                                   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (272,137,913)
                                                                   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(273,050,211)
                                                                   =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                     AXA MODERATE   AXA MODERATE-PLUS AXA TACTICAL  AXA TACTICAL
                                                                   GROWTH STRATEGY*    ALLOCATION*    MANAGER 2000* MANAGER 400*
                                                                   ---------------- ----------------- ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  23,877,693     $ 143,471,645    $    11,717  $    16,748
  Expenses:
   Less: Asset-based charges......................................     25,929,571       157,703,677        532,586      489,036
                                                                    -------------     -------------    -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................     (2,051,878)      (14,232,032)      (520,869)    (472,288)
                                                                    -------------     -------------    -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      5,300,032      (319,952,106)       250,936      327,431
   Realized gain distribution from The Trusts.....................     28,941,086       261,455,277        871,988      816,577
                                                                    -------------     -------------    -----------  -----------
  Net realized gain (loss)........................................     34,241,118       (58,496,829)     1,122,924    1,144,008
                                                                    -------------     -------------    -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.   (136,025,864)     (591,443,510)    (5,274,245)  (4,474,436)
                                                                    -------------     -------------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (101,784,746)     (649,940,339)    (4,151,321)  (3,330,428)
                                                                    -------------     -------------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(103,836,624)    $(664,172,371)   $(4,672,190) $(3,802,716)
                                                                    =============     =============    ===========  ===========

                                                                   AXA TACTICAL
                                                                   MANAGER 500*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   473,878
  Expenses:
   Less: Asset-based charges......................................   1,143,183
                                                                   -----------

NET INVESTMENT INCOME (LOSS)......................................    (669,305)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     616,378
   Realized gain distribution from The Trusts.....................   1,152,643
                                                                   -----------
  Net realized gain (loss)........................................   1,769,021
                                                                   -----------

  Change in unrealized appreciation (depreciation) of investments.  (5,874,420)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (4,105,399)
                                                                   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(4,774,704)
                                                                   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                    AXA TACTICAL    AXA ULTRA   BLACKROCK GLOBAL BLACKROCK LARGE
                                                                      MANAGER     CONSERVATIVE  ALLOCATION V.I.  CAP GROWTH V.I.
                                                                   INTERNATIONAL* STRATEGY* (1)       FUND            FUND
                                                                   -------------- ------------- ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  1,148,283      $ 441       $   821,911       $  34,195
  Expenses:
   Less: Asset-based charges......................................       896,466         13           381,220          51,605
                                                                    ------------      -----       -----------       ---------

NET INVESTMENT INCOME (LOSS)......................................       251,817        428           440,691         (17,410)
                                                                    ------------      -----       -----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       204,596       (101)          326,724         173,446
   Realized gain distribution from The Trusts.....................       514,826         --           641,060          11,869
                                                                    ------------      -----       -----------       ---------
  Net realized gain (loss)........................................       719,422       (101)          967,784         185,315
                                                                    ------------      -----       -----------       ---------

  Change in unrealized appreciation (depreciation) of investments.   (13,913,157)       410        (2,940,562)       (303,852)
                                                                    ------------      -----       -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (13,193,735)       309        (1,972,778)       (118,537)
                                                                    ------------      -----       -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(12,941,918)     $ 737       $(1,532,087)      $(135,947)
                                                                    ============      =====       ===========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/ALLIANCEBERNSTEIN                      EQ/AXA FRANKLIN
                                                                      DYNAMIC WEALTH    EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE
                                                                     STRATEGIES* (1)     SMALL CAP GROWTH*        CORE*
                                                                   -------------------- -------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $     --           $         --      $    189,584
  Expenses:
   Less: Asset-based charges......................................         87,485              6,799,447         1,980,693
                                                                         --------           ------------      ------------

NET INVESTMENT INCOME (LOSS)......................................        (87,485)            (6,799,447)       (1,791,109)
                                                                         --------           ------------      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................          2,706              7,763,007         7,683,824
   Realized gain distribution from The Trusts.....................             --             19,021,302                --
                                                                         --------           ------------      ------------
  Net realized gain (loss)........................................          2,706             26,784,309         7,683,824
                                                                         --------           ------------      ------------

  Change in unrealized appreciation (depreciation) of investments.        315,296            (31,803,951)      (21,073,127)
                                                                         --------           ------------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        318,002             (5,019,642)      (13,389,303)
                                                                         --------           ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $230,517           $(11,819,089)     $(15,180,412)
                                                                         ========           ============      ============

                                                                                          EQ/BOSTON
                                                                      EQ/BLACKROCK     ADVISORS EQUITY
                                                                   BASIC VALUE EQUITY*     INCOME*
                                                                   ------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 10,995,739       $ 4,087,522
  Expenses:
   Less: Asset-based charges......................................      12,688,520         3,154,582
                                                                      ------------       -----------

NET INVESTMENT INCOME (LOSS)......................................      (1,692,781)          932,940
                                                                      ------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (10,326,397)       (3,120,323)
   Realized gain distribution from The Trusts.....................              --                --
                                                                      ------------       -----------
  Net realized gain (loss)........................................     (10,326,397)       (3,120,323)
                                                                      ------------       -----------

  Change in unrealized appreciation (depreciation) of investments.     (29,669,224)       (1,073,746)
                                                                      ------------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (39,995,621)       (4,194,069)
                                                                      ------------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(41,688,402)      $(3,261,129)
                                                                      ============       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                    EQ/CALVERT   EQ/CAPITAL
                                                                     SOCIALLY     GUARDIAN   EQ/COMMON STOCK EQ/CORE BOND
                                                                   RESPONSIBLE*  RESEARCH*       INDEX*         INDEX*
                                                                   ------------ -----------  --------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   160,640  $ 6,177,742    $ 9,566,431   $ 21,547,607
  Expenses:
   Less: Asset-based charges......................................     665,170   12,664,250     11,098,640     16,571,218
                                                                   -----------  -----------    -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................    (504,530)  (6,486,508)    (1,532,209)     4,976,389
                                                                   -----------  -----------    -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (1,773,547)   6,185,721     (4,649,482)   (16,567,702)
                                                                   -----------  -----------    -----------   ------------
  Net realized gain (loss)........................................  (1,773,547)   6,185,721     (4,649,482)   (16,567,702)
                                                                   -----------  -----------    -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.   1,597,626   22,319,299        330,310     48,809,618
                                                                   -----------  -----------    -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (175,921)  28,505,020     (4,319,172)    32,241,916
                                                                   -----------  -----------    -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $  (680,451) $22,018,512    $(5,851,381)  $ 37,218,305
                                                                   ===========  ===========    ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/DAVIS NEW YORK                      EQ/EQUITY GROWTH
                                                                       VENTURE*      EQ/EQUITY 500 INDEX*      PLUS*
                                                                   ----------------- -------------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  1,051,768        $17,782,006        $  3,031,275
  Expenses:
   Less: Asset-based charges......................................      5,132,787         17,847,583          17,341,731
                                                                     ------------        -----------        ------------

NET INVESTMENT INCOME (LOSS)......................................     (4,081,019)           (65,577)        (14,310,456)
                                                                     ------------        -----------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,002,278)        (2,091,154)           (463,731)
                                                                     ------------        -----------        ------------
  Net realized gain (loss)........................................     (6,002,278)        (2,091,154)           (463,731)
                                                                     ------------        -----------        ------------

  Change in unrealized appreciation (depreciation) of investments.    (11,388,354)         4,577,530         (70,046,530)
                                                                     ------------        -----------        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (17,390,632)         2,486,376         (70,510,261)
                                                                     ------------        -----------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(21,471,651)       $ 2,420,799        $(84,820,717)
                                                                     ============        ===========        ============

                                                                                     EQ/FRANKLIN
                                                                   EQ/FRANKLIN CORE   TEMPLETON
                                                                      BALANCED*      ALLOCATION*
                                                                   ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 18,235,475   $ 23,702,273
  Expenses:
   Less: Asset-based charges......................................      8,161,303     20,166,095
                                                                     ------------   ------------

NET INVESTMENT INCOME (LOSS)......................................     10,074,172      3,536,178
                                                                     ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (15,041,372)   (36,044,051)
                                                                     ------------   ------------
  Net realized gain (loss)........................................    (15,041,372)   (36,044,051)
                                                                     ------------   ------------

  Change in unrealized appreciation (depreciation) of investments.     (2,954,998)   (44,944,292)
                                                                     ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (17,996,370)   (80,988,343)
                                                                     ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $ (7,922,198)  $(77,452,165)
                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL BOND
                                                                   AND ACQUISITIONS* COMPANY VALUE*     PLUS*
                                                                   ----------------- -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   388,310     $    710,269   $16,872,152
  Expenses:
   Less: Asset-based charges......................................      3,025,072       12,751,838     7,480,495
                                                                      -----------     ------------   -----------

NET INVESTMENT INCOME (LOSS)......................................     (2,636,762)     (12,041,569)    9,391,657
                                                                      -----------     ------------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      2,474,344       42,025,565    (5,804,095)
   Realized gain distribution from The Trusts.....................      7,532,520        8,970,134     1,738,176
                                                                      -----------     ------------   -----------
  Net realized gain (loss)........................................     10,006,864       50,995,699    (4,065,919)
                                                                      -----------     ------------   -----------

  Change in unrealized appreciation (depreciation) of investments.     (8,149,018)     (83,945,249)    8,494,958
                                                                      -----------     ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      1,857,846      (32,949,550)    4,429,039
                                                                      -----------     ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $  (778,916)    $(44,991,119)  $13,820,696
                                                                      ===========     ============   ===========

                                                                   EQ/GLOBAL MULTI-
                                                                    SECTOR EQUITY*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  17,388,820
  Expenses:
   Less: Asset-based charges......................................     15,074,981
                                                                    -------------

NET INVESTMENT INCOME (LOSS)......................................      2,313,839
                                                                    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (62,532,210)
   Realized gain distribution from The Trusts.....................             --
                                                                    -------------
  Net realized gain (loss)........................................    (62,532,210)
                                                                    -------------

  Change in unrealized appreciation (depreciation) of investments.    (78,779,171)
                                                                    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (141,311,381)
                                                                    -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(138,997,542)
                                                                    =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/INTERMEDIATE
                                                                   GOVERNMENT BOND EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                       INDEX*         CORE PLUS*     EQUITY INDEX*
                                                                   --------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,736,271    $  19,694,977     $ 17,012,312
  Expenses:
   Less: Asset-based charges......................................     5,867,231       10,749,866        9,018,641
                                                                     -----------    -------------     ------------

NET INVESTMENT INCOME (LOSS)......................................    (4,130,960)       8,945,111        7,993,671
                                                                     -----------    -------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     4,490,968      (30,871,558)     (64,998,237)
   Realized gain distribution from The Trusts.....................            --               --               --
                                                                     -----------    -------------     ------------
  Net realized gain (loss)........................................     4,490,968      (30,871,558)     (64,998,237)
                                                                     -----------    -------------     ------------

  Change in unrealized appreciation (depreciation) of investments.    14,122,971     (114,393,240)     (25,254,165)
                                                                     -----------    -------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    18,613,939     (145,264,798)     (90,252,402)
                                                                     -----------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $14,482,979    $(136,319,687)    $(82,258,731)
                                                                     ===========    =============     ============

                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                         ETF*         VALUE PLUS*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 105,110      $  12,875,876
  Expenses:
   Less: Asset-based charges......................................       29,542          9,820,773
                                                                      ---------      -------------

NET INVESTMENT INCOME (LOSS)......................................       75,568          3,055,103
                                                                      ---------      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (26,226)       (42,789,971)
   Realized gain distribution from The Trusts.....................      171,292                 --
                                                                      ---------      -------------
  Net realized gain (loss)........................................      145,066        (42,789,971)
                                                                      ---------      -------------

  Change in unrealized appreciation (depreciation) of investments.     (868,083)       (78,839,087)
                                                                      ---------      -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (723,017)      (121,629,058)
                                                                      ---------      -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(647,449)     $(118,573,955)
                                                                      =========      =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/JPMORGAN VALUE EQ/LARGE CAP CORE EQ/LARGE CAP
                                                                    OPPORTUNITIES*         PLUS*       GROWTH INDEX*
                                                                   ----------------- ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  2,752,926       $ 1,528,227     $ 2,967,789
  Expenses:
   Less: Asset-based charges......................................      3,843,077         2,177,768       4,966,484
                                                                     ------------       -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     (1,090,151)         (649,541)     (1,998,695)
                                                                     ------------       -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (7,541,764)       (3,482,796)     13,613,801
   Realized gain distribution from The Trusts.....................             --         4,508,554              --
                                                                     ------------       -----------     -----------
  Net realized gain (loss)........................................     (7,541,764)        1,025,758      13,613,801
                                                                     ------------       -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.     (9,451,943)       (8,429,082)     (8,197,628)
                                                                     ------------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (16,993,707)       (7,403,324)      5,416,173
                                                                     ------------       -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(18,083,858)      $(8,052,865)    $ 3,417,478
                                                                     ============       ===========     ===========

                                                                   EQ/LARGE CAP
                                                                   GROWTH PLUS*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  2,180,639
  Expenses:
   Less: Asset-based charges......................................    6,376,937
                                                                   ------------

NET INVESTMENT INCOME (LOSS)......................................   (4,196,298)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    4,638,185
   Realized gain distribution from The Trusts.....................           --
                                                                   ------------
  Net realized gain (loss)........................................    4,638,185
                                                                   ------------

  Change in unrealized appreciation (depreciation) of investments.  (29,171,977)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (24,533,792)
                                                                   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(28,730,090)
                                                                   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                                                                  EQ/MFS
                                                                   EQ/LARGE CAP  EQ/LARGE CAP  EQ/LORD ABBETT  INTERNATIONAL
                                                                   VALUE INDEX*  VALUE PLUS*   LARGE CAP CORE*    GROWTH*
                                                                   ------------  ------------  --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  3,696,841  $ 11,944,760   $  1,353,188   $  2,373,497
  Expenses:
   Less: Asset-based charges......................................    3,093,525    15,667,458      2,909,015      5,530,338
                                                                   ------------  ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS)......................................      603,316    (3,722,698)    (1,555,827)    (3,156,841)
                                                                   ------------  ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (22,677,009)  (65,119,242)    12,278,772      5,048,933
   Realized gain distribution from The Trusts.....................           --            --             --      9,686,224
                                                                   ------------  ------------   ------------   ------------
  Net realized gain (loss)........................................  (22,677,009)  (65,119,242)    12,278,772     14,735,157
                                                                   ------------  ------------   ------------   ------------

  Change in unrealized appreciation (depreciation) of investments.   23,174,305     1,633,641    (31,951,329)   (57,122,173)
                                                                   ------------  ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      497,296   (63,485,601)   (19,672,557)   (42,387,016)
                                                                   ------------  ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $  1,100,612  $(67,208,299)  $(21,228,384)  $(45,543,857)
                                                                   ============  ============   ============   ============


                                                                   EQ/MID CAP INDEX*
                                                                   -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  4,289,788
  Expenses:
   Less: Asset-based charges......................................     10,225,398
                                                                     ------------

NET INVESTMENT INCOME (LOSS)......................................     (5,935,610)
                                                                     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (26,940,767)
   Realized gain distribution from The Trusts.....................             --
                                                                     ------------
  Net realized gain (loss)........................................    (26,940,767)
                                                                     ------------

  Change in unrealized appreciation (depreciation) of investments.      8,939,264
                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (18,001,503)
                                                                     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(23,937,113)
                                                                     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011



                                                                   EQ/MID CAP VALUE                    EQ/MONTAG &
                                                                        PLUS*       EQ/MONEY MARKET* CALDWELL GROWTH*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   8,668,730     $    85,397      $   841,769
  Expenses:
   Less: Asset-based charges......................................     15,179,374       9,726,299        2,396,251
                                                                    -------------     -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................     (6,510,644)     (9,640,902)      (1,554,482)
                                                                    -------------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (57,064,876)         (5,664)       4,604,786
   Realized gain distribution from The Trusts.....................             --              --               --
                                                                    -------------     -----------      -----------
  Net realized gain (loss)........................................    (57,064,876)         (5,664)       4,604,786
                                                                    -------------     -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.    (45,450,648)        (82,757)        (729,842)
                                                                    -------------     -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (102,515,524)        (88,421)       3,874,944
                                                                    -------------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(109,026,168)    $(9,729,323)     $ 2,320,462
                                                                    =============     ===========      ===========

                                                                      EQ/MORGAN
                                                                   STANLEY MID CAP
                                                                       GROWTH*
                                                                   ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   1,594,336
  Expenses:
   Less: Asset-based charges......................................      9,495,903
                                                                    -------------

NET INVESTMENT INCOME (LOSS)......................................     (7,901,567)
                                                                    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     37,094,114
   Realized gain distribution from The Trusts.....................     44,433,000
                                                                    -------------
  Net realized gain (loss)........................................     81,527,114
                                                                    -------------

  Change in unrealized appreciation (depreciation) of investments.   (132,852,052)
                                                                    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (51,324,938)
                                                                    -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ (59,226,505)
                                                                    =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA EQ/QUALITY BOND
                                                                     CAP EQUITY*      GLOBAL*      SHORT BOND*        PLUS*
                                                                   --------------- -------------- -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  1,942,721    $  2,249,548   $  6,163,431   $ 12,591,434
  Expenses:
   Less: Asset-based charges......................................     3,251,983       4,295,683     18,244,721      7,945,580
                                                                    ------------    ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS)......................................    (1,309,262)     (2,046,135)   (12,081,290)     4,645,854
                                                                    ------------    ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (9,527,288)      6,265,079    (12,969,821)   (12,266,119)
   Realized gain distribution from The Trusts.....................            --              --             --             --
                                                                    ------------    ------------   ------------   ------------

  Net realized gain (loss)........................................    (9,527,288)      6,265,079    (12,969,821)   (12,266,119)
                                                                    ------------    ------------   ------------   ------------

  Change in unrealized appreciation (depreciation) of investments.    (1,353,986)    (37,740,991)     4,551,855      6,355,955
                                                                    ------------    ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (10,881,274)    (31,475,912)    (8,417,966)    (5,910,164)
                                                                    ------------    ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(12,190,536)   $(33,522,047)  $(20,499,256)  $ (1,264,310)
                                                                    ============    ============   ============   ============

                                                                   EQ/SMALL COMPANY
                                                                        INDEX*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,129,654
  Expenses:
   Less: Asset-based charges......................................      6,976,379
                                                                     ------------

NET INVESTMENT INCOME (LOSS)......................................     (3,846,725)
                                                                     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,787,721)
   Realized gain distribution from The Trusts.....................     39,965,493
                                                                     ------------

  Net realized gain (loss)........................................     33,177,772
                                                                     ------------

  Change in unrealized appreciation (depreciation) of investments.    (54,463,263)
                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (21,285,491)
                                                                     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(25,132,216)
                                                                     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN
                                                                    GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*
                                                                   ---------------- -------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $         --    $  3,355,124    $   563,466    $ 3,404,968
  Expenses:
   Less: Asset-based charges......................................      6,118,796       2,841,635      1,033,994      3,710,076
                                                                     ------------    ------------    -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................     (6,118,796)        513,489       (470,528)      (305,108)
                                                                     ------------    ------------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      5,162,523      (7,277,283)      (238,060)    (2,981,340)
                                                                     ------------    ------------    -----------    -----------
  Net realized gain (loss)........................................      5,162,523      (7,277,283)      (238,060)    (2,981,340)
                                                                     ------------    ------------    -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.    (13,360,596)    (11,497,469)    (2,235,090)    (6,069,576)
                                                                     ------------    ------------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (8,198,073)    (18,774,752)    (2,473,150)    (9,050,916)
                                                                     ------------    ------------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(14,316,869)   $(18,261,263)   $(2,943,678)   $(9,356,024)
                                                                     ============    ============    ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                                  FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                                   EQ/WELLS FARGO    MANAGER: GROWTH     CONTRAFUND(R)
                                                                   OMEGA GROWTH*        PORTFOLIO          PORTFOLIO
                                                                   -------------- --------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $         --        $  11,862         $   188,432
  Expenses:
   Less: Asset-based charges......................................     7,144,859           12,490             273,729
                                                                    ------------        ---------         -----------

NET INVESTMENT INCOME (LOSS)......................................    (7,144,859)            (628)            (85,297)
                                                                    ------------        ---------         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    19,773,629           43,442             225,994
   Realized gain distribution from The Trusts.....................     8,549,967            1,720                  --
                                                                    ------------        ---------         -----------

  Net realized gain (loss)........................................    28,323,596           45,162             225,994
                                                                    ------------        ---------         -----------

  Change in unrealized appreciation (depreciation) of investments.   (63,334,553)        (112,308)         (1,214,510)
                                                                    ------------        ---------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (35,010,957)         (67,146)           (988,516)
                                                                    ------------        ---------         -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(42,155,816)       $ (67,774)        $(1,073,813)
                                                                    ============        =========         ===========

                                                                   FIDELITY(R) VIP FIDELITY(R) VIP
                                                                    FREEDOM 2015    FREEDOM 2020
                                                                    PORTFOLIO (1)   PORTFOLIO (1)
                                                                   --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  8,337        $  9,119
  Expenses:
   Less: Asset-based charges......................................       4,223           2,365
                                                                      --------        --------

NET INVESTMENT INCOME (LOSS)......................................       4,114           6,754
                                                                      --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (8,857)           (127)
   Realized gain distribution from The Trusts.....................       2,293           1,745
                                                                      --------        --------

  Net realized gain (loss)........................................      (6,564)          1,618
                                                                      --------        --------

  Change in unrealized appreciation (depreciation) of investments.     (16,617)        (21,546)
                                                                      --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (23,181)        (19,928)
                                                                      --------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(19,067)       $(13,174)
                                                                      ========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   FIDELITY(R) VIP FIDELITY(R) VIP
                                                                    FREEDOM 2025    FREEDOM 2030   FIDELITY(R) VIP MID
                                                                    PORTFOLIO (1)   PORTFOLIO (1)     CAP PORTFOLIO
                                                                   --------------- --------------- -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 2,224         $ 3,254         $     2,446
  Expenses:
   Less: Asset-based charges......................................         493             989             125,407
                                                                       -------         -------         -----------

NET INVESTMENT INCOME (LOSS)......................................       1,731           2,265            (122,961)
                                                                       -------         -------         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (314)           (200)            155,929
   Realized gain distribution from The Trusts.....................         382             508              19,215
                                                                       -------         -------         -----------
  Net realized gain (loss)........................................          68             308             175,144
                                                                       -------         -------         -----------

  Change in unrealized appreciation (depreciation) of investments.      (3,736)         (9,714)         (1,409,604)
                                                                       -------         -------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (3,668)         (9,406)         (1,234,460)
                                                                       -------         -------         -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(1,937)        $(7,141)        $(1,357,421)
                                                                       =======         =======         ===========

                                                                   FIDELITY(R) VIP
                                                                   STRATEGIC INCOME
                                                                      PORTFOLIO
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 659,950
  Expenses:
   Less: Asset-based charges......................................      173,422
                                                                      ---------

NET INVESTMENT INCOME (LOSS)......................................      486,528
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       35,553
   Realized gain distribution from The Trusts.....................      308,126
                                                                      ---------
  Net realized gain (loss)........................................      343,679
                                                                      ---------

  Change in unrealized appreciation (depreciation) of investments.     (609,688)
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (266,009)
                                                                      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 220,519
                                                                      =========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                         FRANKLIN
                                                                                   FRANKLIN STRATEGIC  TEMPLETON VIP
                                                                   FRANKLIN INCOME INCOME SECURITIES  FOUNDING FUNDS
                                                                   SECURITIES FUND        FUND        ALLOCATION FUND
                                                                   --------------- ------------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 306,197        $ 482,649         $    208
  Expenses:
   Less: Asset-based charges......................................       81,966          125,331           20,996
                                                                      ---------        ---------         --------

NET INVESTMENT INCOME (LOSS)......................................      224,231          357,318          (20,788)
                                                                      ---------        ---------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       23,069           12,298           22,282
                                                                      ---------        ---------         --------

  Net realized gain (loss)........................................       23,069           12,298           22,282
                                                                      ---------        ---------         --------

  Change in unrealized appreciation (depreciation) of investments.     (324,383)        (375,251)         (46,150)
                                                                      ---------        ---------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (301,314)        (362,953)         (23,868)
                                                                      ---------        ---------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ (77,083)       $  (5,635)        $(44,656)
                                                                      =========        =========         ========

                                                                                       INVESCO V.I.
                                                                   GOLDMAN SACHS VIT  DIVIDEND GROWTH
                                                                   MID CAP VALUE FUND      FUND
                                                                   ------------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  36,964         $     --
  Expenses:
   Less: Asset-based charges......................................        70,387           10,444
                                                                       ---------         --------

NET INVESTMENT INCOME (LOSS)......................................       (33,423)         (10,444)
                                                                       ---------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        97,623           (7,901)
                                                                       ---------         --------

  Net realized gain (loss)........................................        97,623           (7,901)
                                                                       ---------         --------

  Change in unrealized appreciation (depreciation) of investments.      (571,636)          21,913
                                                                       ---------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (474,013)          14,012
                                                                       ---------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(507,436)        $  3,568
                                                                       =========         ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                                                         INVESCO V.I.
                                                                   INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL
                                                                    REAL ESTATE FUND    YIELD FUND (1)    GROWTH FUND
                                                                   ------------------- ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   565,334         $ 10,413        $  68,025
  Expenses:
   Less: Asset-based charges......................................         170,737           10,654          102,777
                                                                       -----------         --------        ---------

NET INVESTMENT INCOME (LOSS)......................................         394,597             (241)         (34,752)
                                                                       -----------         --------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................          47,979           (8,261)         154,602
                                                                       -----------         --------        ---------
  Net realized gain (loss)........................................          47,979           (8,261)         154,602
                                                                       -----------         --------        ---------

  Change in unrealized appreciation (depreciation) of investments.      (1,767,798)         (19,663)        (919,864)
                                                                       -----------         --------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (1,719,819)         (27,924)        (765,262)
                                                                       -----------         --------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(1,325,222)        $(28,165)       $(800,014)
                                                                       ===========         ========        =========

                                                                   INVESCO V.I. LEISURE
                                                                           FUND
                                                                   --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $  1,112
  Expenses:
   Less: Asset-based charges......................................          3,557
                                                                         --------

NET INVESTMENT INCOME (LOSS)......................................         (2,445)
                                                                         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................          3,549
                                                                         --------
  Net realized gain (loss)........................................          3,549
                                                                         --------

  Change in unrealized appreciation (depreciation) of investments.        (23,427)
                                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        (19,878)
                                                                         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $(22,323)
                                                                         ========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011



                                                                   INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP ASSET
                                                                     CORE EQUITY FUND    CAP EQUITY FUND        STRATEGY
                                                                   -------------------- ------------------ -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $   2,192           $      --           $  12,023
  Expenses:
   Less: Asset-based charges......................................         30,643              26,281              40,574
                                                                        ---------           ---------           ---------

NET INVESTMENT INCOME (LOSS)......................................        (28,451)            (26,281)            (28,551)
                                                                        ---------           ---------           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         29,040              37,909            (126,608)
                                                                        ---------           ---------           ---------

  Net realized gain (loss)........................................         29,040              37,909            (126,608)
                                                                        ---------           ---------           ---------

  Change in unrealized appreciation (depreciation) of investments.       (225,536)           (141,658)           (429,100)
                                                                        ---------           ---------           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       (196,496)           (103,749)           (555,708)
                                                                        ---------           ---------           ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $(224,947)          $(130,030)          $(584,259)
                                                                        =========           =========           =========

                                                                   IVY FUNDS VIP
                                                                     DIVIDEND    IVY FUNDS VIP
                                                                   OPPORTUNITIES  ENERGY (1)
                                                                   ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  63,762    $        --
  Expenses:
   Less: Asset-based charges......................................      93,714         90,890
                                                                     ---------    -----------

NET INVESTMENT INCOME (LOSS)......................................     (29,952)       (90,890)
                                                                     ---------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     205,863        213,470
                                                                     ---------    -----------

  Net realized gain (loss)........................................     205,863        213,470
                                                                     ---------    -----------

  Change in unrealized appreciation (depreciation) of investments.    (653,300)    (1,132,222)
                                                                     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (447,437)      (918,752)
                                                                     ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(477,389)   $(1,009,642)
                                                                     =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   IVY FUNDS VIP
                                                                   GLOBAL NATURAL IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                                     RESOURCES          INCOME          CAP GROWTH
                                                                   -------------- ------------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $        --       $1,043,038         $ 255,712
  Expenses:
   Less: Asset-based charges......................................      106,349          240,989           121,078
                                                                    -----------       ----------         ---------

NET INVESTMENT INCOME (LOSS)......................................     (106,349)         802,049           134,634
                                                                    -----------       ----------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      193,686          128,351           325,380
                                                                    -----------       ----------         ---------
  Net realized gain (loss)........................................      193,686          128,351           325,380
                                                                    -----------       ----------         ---------

  Change in unrealized appreciation (depreciation) of investments.   (2,254,071)        (491,371)         (934,920)
                                                                    -----------       ----------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (2,060,385)        (363,020)         (609,540)
                                                                    -----------       ----------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(2,166,734)      $  439,029         $(474,906)
                                                                    ===========       ==========         =========

                                                                   IVY FUNDS VIP
                                                                    SCIENCE AND
                                                                    TECHNOLOGY
                                                                   -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 176,747
  Expenses:
   Less: Asset-based charges......................................      77,416
                                                                     ---------

NET INVESTMENT INCOME (LOSS)......................................      99,331
                                                                     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     110,943
                                                                     ---------
  Net realized gain (loss)........................................     110,943
                                                                     ---------

  Change in unrealized appreciation (depreciation) of investments.    (883,390)
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (772,447)
                                                                     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(673,116)
                                                                     =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                                       LAZARD RETIREMENT LORD ABBETT BOND
                                                                   IVY FUNDS VIP SMALL EMERGING MARKETS     DEBENTURE
                                                                       CAP GROWTH      EQUITY PORTFOLIO   PORTFOLIO (1)
                                                                   ------------------- ----------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $  42,269         $   590,251        $ 41,063
  Expenses:
   Less: Asset-based charges......................................         74,484             322,054           3,652
                                                                        ---------         -----------        --------

NET INVESTMENT INCOME (LOSS)......................................        (32,215)            268,197          37,411
                                                                        ---------         -----------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        214,618             161,512            (707)
   Realized gain distribution from The Trusts.....................             --                  --           5,141
                                                                        ---------         -----------        --------

  Net realized gain (loss)........................................        214,618             161,512           4,434
                                                                        ---------         -----------        --------

  Change in unrealized appreciation (depreciation) of investments.       (982,628)         (5,462,153)        (35,129)
                                                                        ---------         -----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       (768,010)         (5,300,641)        (30,695)
                                                                        ---------         -----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $(800,225)        $(5,032,444)       $  6,716
                                                                        =========         ===========        ========

                                                                                  LORD ABBETT
                                                                    LORD ABBETT     GROWTH
                                                                   CLASSIC STOCK OPPORTUNITIES
                                                                   PORTFOLIO (1) PORTFOLIO (1)
                                                                   ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  7,678      $      --
  Expenses:
   Less: Asset-based charges......................................      5,890          4,031
                                                                     --------      ---------

NET INVESTMENT INCOME (LOSS)......................................      1,788         (4,031)
                                                                     --------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (7,765)        (8,842)
   Realized gain distribution from The Trusts.....................         --        132,390
                                                                     --------      ---------

  Net realized gain (loss)........................................     (7,765)       123,548
                                                                     --------      ---------

  Change in unrealized appreciation (depreciation) of investments.    (36,546)      (181,899)
                                                                     --------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (44,311)       (58,351)
                                                                     --------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(42,523)     $ (62,382)
                                                                     ========      =========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                       MFS(R)      MFS(R) INVESTORS
                                                                    INTERNATIONAL    GROWTH STOCK   MFS(R) INVESTORS
                                                                   VALUE PORTFOLIO      SERIES        TRUST SERIES
                                                                   --------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 125,843       $   7,018        $  17,641
  Expenses:
   Less: Asset-based charges......................................      145,706          39,618           29,743
                                                                      ---------       ---------        ---------

NET INVESTMENT INCOME (LOSS)......................................      (19,863)        (32,600)         (12,102)
                                                                      ---------       ---------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      114,738         177,894           36,451
                                                                      ---------       ---------        ---------
  Net realized gain (loss)........................................      114,738         177,894           36,451
                                                                      ---------       ---------        ---------

  Change in unrealized appreciation (depreciation) of investments.     (629,382)       (200,709)        (141,875)
                                                                      ---------       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (514,644)        (22,815)        (105,424)
                                                                      ---------       ---------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(534,507)      $ (55,415)       $(117,526)
                                                                      =========       =========        =========

                                                                   MFS(R) TECHNOLOGY
                                                                       PORTFOLIO
                                                                   -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $      --
  Expenses:
   Less: Asset-based charges......................................        41,075
                                                                       ---------

NET INVESTMENT INCOME (LOSS)......................................       (41,075)
                                                                       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       149,913
                                                                       ---------
  Net realized gain (loss)........................................       149,913
                                                                       ---------

  Change in unrealized appreciation (depreciation) of investments.      (165,255)
                                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       (15,342)
                                                                       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ (56,417)
                                                                       =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011



                                                                   MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER
                                                                        SERIES      AGGRESSIVE EQUITY*  CORE BOND*
                                                                   ---------------- ------------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $103,094        $         18    $ 30,849,763
  Expenses:
   Less: Asset-based charges......................................       47,213           7,884,793      17,533,070
                                                                       --------        ------------    ------------

NET INVESTMENT INCOME (LOSS)......................................       55,881          (7,884,775)     13,316,693
                                                                       --------        ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      101,998             565,834      15,768,005
   Realized gain distribution from The Trusts.....................           --                  --      43,917,941
                                                                       --------        ------------    ------------

  Net realized gain (loss)........................................      101,998             565,834      59,685,946
                                                                       --------        ------------    ------------

  Change in unrealized appreciation (depreciation) of investments.      (12,899)        (31,253,911)    (24,544,791)
                                                                       --------        ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       89,099         (30,688,077)     35,141,155
                                                                       --------        ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $144,980        $(38,572,852)   $ 48,457,848
                                                                       ========        ============    ============

                                                                   MULTIMANAGER   MULTIMANAGER
                                                                   INTERNATIONAL LARGE CAP CORE
                                                                      EQUITY*       EQUITY*
                                                                   ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  6,539,492   $    437,297
  Expenses:
   Less: Asset-based charges......................................    5,948,898      2,087,697
                                                                   ------------   ------------

NET INVESTMENT INCOME (LOSS)......................................      590,594     (1,650,400)
                                                                   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (22,647,381)      (376,630)
   Realized gain distribution from The Trusts.....................           --             --
                                                                   ------------   ------------

  Net realized gain (loss)........................................  (22,647,381)      (376,630)
                                                                   ------------   ------------

  Change in unrealized appreciation (depreciation) of investments.  (57,874,848)   (10,729,788)
                                                                   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (80,522,229)   (11,106,418)
                                                                   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(79,931,635)  $(12,756,818)
                                                                   ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011



                                                                     MULTIMANAGER   MULTIMANAGER MID MULTIMANAGER MID
                                                                   LARGE CAP VALUE*   CAP GROWTH*       CAP VALUE*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,563,380     $         --     $     72,463
  Expenses:
   Less: Asset-based charges......................................      5,274,738        4,950,107        5,826,643
                                                                     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS)......................................     (1,711,358)      (4,950,107)      (5,754,180)
                                                                     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (15,927,306)       4,265,882        4,239,303
                                                                     ------------     ------------     ------------
  Net realized gain (loss)........................................    (15,927,306)       4,265,882        4,239,303
                                                                     ------------     ------------     ------------

  Change in unrealized appreciation (depreciation) of investments.     (6,200,830)     (29,427,772)     (58,698,724)
                                                                     ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (22,128,136)     (25,161,890)     (54,459,421)
                                                                     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(23,839,494)    $(30,111,997)    $(60,213,601)
                                                                     ============     ============     ============

                                                                   MULTIMANAGER
                                                                   MULTI-SECTOR
                                                                      BOND*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 23,676,397
  Expenses:
   Less: Asset-based charges......................................    9,066,419
                                                                   ------------

NET INVESTMENT INCOME (LOSS)......................................   14,609,978
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (40,965,657)
                                                                   ------------
  Net realized gain (loss)........................................  (40,965,657)
                                                                   ------------

  Change in unrealized appreciation (depreciation) of investments.   48,131,497
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    7,165,840
                                                                   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 21,775,818
                                                                   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011




                                                                     MULTIMANAGER      MULTIMANAGER   MULTIMANAGER
                                                                   SMALL CAP GROWTH* SMALL CAP VALUE* TECHNOLOGY*
                                                                   ----------------- ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $         --      $    276,596   $         --
  Expenses:
   Less: Asset-based charges......................................      3,150,088         6,037,552      6,002,375
                                                                     ------------      ------------   ------------

NET INVESTMENT INCOME (LOSS)......................................     (3,150,088)       (5,760,956)    (6,002,375)
                                                                     ------------      ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        273,172       (17,991,023)    15,578,501
                                                                     ------------      ------------   ------------

  Net realized gain (loss)........................................        273,172       (17,991,023)    15,578,501
                                                                     ------------      ------------   ------------

  Change in unrealized appreciation (depreciation) of investments.    (34,258,406)      (18,742,289)   (35,513,441)
                                                                     ------------      ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (33,985,234)      (36,733,312)   (19,934,940)
                                                                     ------------      ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(37,135,322)     $(42,494,268)  $(25,937,315)
                                                                     ============      ============   ============

                                                                                       PIMCO VARIABLE
                                                                                      INSURANCE TRUST
                                                                    MUTUAL SHARES  COMMODITYREALRETURN(R)
                                                                   SECURITIES FUND   STRATEGY PORTFOLIO
                                                                   --------------- ----------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 109,338         $ 1,137,079
  Expenses:
   Less: Asset-based charges......................................       55,485             118,218
                                                                      ---------         -----------

NET INVESTMENT INCOME (LOSS)......................................       53,853           1,018,861
                                                                      ---------         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       14,888              90,665
                                                                      ---------         -----------

  Net realized gain (loss)........................................       14,888              90,665
                                                                      ---------         -----------

  Change in unrealized appreciation (depreciation) of investments.     (242,829)         (2,283,978)
                                                                      ---------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (227,941)         (2,193,313)
                                                                      ---------         -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(174,088)        $(1,174,452)
                                                                      =========         ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                    PIMCO VARIABLE  PIMCO VARIABLE  PIMCO VARIABLE
                                                                   INSURANCE TRUST  INSURANCE TRUST INSURANCE TRUST
                                                                   EMERGING MARKETS   REAL RETURN    TOTAL RETURN
                                                                    BOND PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                                   ---------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $383,269       $  370,554      $1,014,723
  Expenses:
   Less: Asset-based charges......................................      107,486          305,314         587,117
                                                                       --------       ----------      ----------

NET INVESTMENT INCOME (LOSS)......................................      275,783           65,240         427,606
                                                                       --------       ----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       63,020          324,766         (50,926)
   Realized gain distribution from The Trusts.....................           --          904,079         778,346
                                                                       --------       ----------      ----------
  Net realized gain (loss)........................................       63,020        1,228,845         727,420
                                                                       --------       ----------      ----------

  Change in unrealized appreciation (depreciation) of investments.      (18,207)         534,326        (527,898)
                                                                       --------       ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       44,813        1,763,171         199,522
                                                                       --------       ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $320,596       $1,828,411      $  627,128
                                                                       ========       ==========      ==========



                                                                   PROFUND VP BEAR
                                                                   ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $     --
  Expenses:
   Less: Asset-based charges......................................      10,131
                                                                      --------

NET INVESTMENT INCOME (LOSS)......................................     (10,131)
                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (81,574)
   Realized gain distribution from The Trusts.....................          --
                                                                      --------
  Net realized gain (loss)........................................     (81,574)
                                                                      --------

  Change in unrealized appreciation (depreciation) of investments.       5,881
                                                                      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (75,693)
                                                                      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(85,824)
                                                                      ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                                   RYDEX | SGI VT
                                                                                     ALTERNATIVE      RYDEX | SGI VT
                                                                    PROFUND VP       STRATEGIES       MANAGED FUTURES
                                                                   BIOTECHNOLOGY ALLOCATION FUND (1) STRATEGY FUND (1)
                                                                   ------------- ------------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $     --         $  6,713           $     --
  Expenses:
   Less: Asset-based charges......................................     22,069            1,885              2,106
                                                                     --------         --------           --------

NET INVESTMENT INCOME (LOSS)......................................    (22,069)           4,828             (2,106)
                                                                     --------         --------           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     40,406             (142)            (3,388)
                                                                     --------         --------           --------

  Net realized gain (loss)........................................     40,406             (142)            (3,388)
                                                                     --------         --------           --------

  Change in unrealized appreciation (depreciation) of investments.     39,079          (11,766)           (17,396)
                                                                     --------         --------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     79,485          (11,908)           (20,784)
                                                                     --------         --------           --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $ 57,416         $ (7,080)          $(22,890)
                                                                     ========         ========           ========

                                                                                      TEMPLETON
                                                                    T. ROWE PRICE    DEVELOPING
                                                                   HEALTH SCIENCES     MARKETS
                                                                      PORTFOLIO    SECURITIES FUND
                                                                   --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $     --       $    43,805
  Expenses:
   Less: Asset-based charges......................................      49,901            66,223
                                                                      --------       -----------

NET INVESTMENT INCOME (LOSS)......................................     (49,901)          (22,418)
                                                                      --------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     204,477           143,292
                                                                      --------       -----------

  Net realized gain (loss)........................................     204,477           143,292
                                                                      --------       -----------

  Change in unrealized appreciation (depreciation) of investments.      44,225        (1,045,502)
                                                                      --------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     248,702          (902,210)
                                                                      --------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $198,801       $  (924,628)
                                                                      ========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                                     TEMPLETON GLOBAL
                                                                   TEMPLETON FOREIGN BOND SECURITIES  TEMPLETON GROWTH
                                                                    SECURITIES FUND        FUND       SECURITIES FUND
                                                                   ----------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  77,176       $ 1,609,291       $  11,183
  Expenses:
   Less: Asset-based charges......................................        63,577           455,946          11,456
                                                                       ---------       -----------       ---------

NET INVESTMENT INCOME (LOSS)......................................        13,599         1,153,345            (273)
                                                                       ---------       -----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        66,062           122,110          22,253
   Realized gain distribution from The Trusts.....................            --           187,147              --
                                                                       ---------       -----------       ---------
  Net realized gain (loss)........................................        66,062           309,257          22,253
                                                                       ---------       -----------       ---------

  Change in unrealized appreciation (depreciation) of investments.      (818,932)       (2,909,625)       (117,532)
                                                                       ---------       -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (752,870)       (2,600,368)        (95,279)
                                                                       ---------       -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(739,271)      $(1,447,023)      $ (95,552)
                                                                       =========       ===========       =========

                                                                   VAN ECK VIP GLOBAL
                                                                    HARD ASSETS FUND
                                                                   ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $    86,128
  Expenses:
   Less: Asset-based charges......................................        192,745
                                                                      -----------

NET INVESTMENT INCOME (LOSS)......................................       (106,617)
                                                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        192,082
   Realized gain distribution from The Trusts.....................        103,995
                                                                      -----------
  Net realized gain (loss)........................................        296,077
                                                                      -----------

  Change in unrealized appreciation (depreciation) of investments.     (3,361,488)
                                                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (3,065,411)
                                                                      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(3,172,028)
                                                                      ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                         ALLIANCEBERNSTEIN VPS
                                                                                                        BALANCED WEALTH STRATEGY
                                                                                 ALL ASSET ALLOCATION*        PORTFOLIO**
                                                                                ----------------------  ----------------------
                                                                                   2011        2010        2011         2010
                                                                                ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   25,878  $   17,226  $   10,611   $   (2,202)
  Net realized gain (loss) on investments......................................    168,732      36,275      60,811        2,320
  Change in unrealized appreciation (depreciation) of investments..............   (415,166)     98,495    (127,670)      82,744
                                                                                ----------  ----------  ----------   ----------
  Net Increase (decrease) in net assets from operations........................   (220,556)    151,996     (56,248)      82,862
                                                                                ----------  ----------  ----------   ----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  2,582,818   1,556,159     896,253    1,019,897
   Transfers between funds including guaranteed interest account, net..........     (8,116)     38,996    (630,247)     919,382
   Transfers for contract benefits and terminations............................    (61,588)    (17,798)    (37,767)      (4,561)
   Contract maintenance charges................................................       (449)         --        (196)          --
                                                                                ----------  ----------  ----------   ----------

  Net increase (decrease) in net assets from contractowner transactions........  2,512,665   1,577,357     228,043    1,934,718
                                                                                ----------  ----------  ----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         --          58          (6)          83
                                                                                ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS..............................................  2,292,109   1,729,411     171,789    2,017,663
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,739,921      10,510   2,017,663           --
                                                                                ----------  ----------  ----------   ----------
NET ASSETS -- END OF PERIOD.................................................... $4,032,030  $1,739,921  $2,189,452   $2,017,663
                                                                                ==========  ==========  ==========   ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................        298         176          --           --
  Redeemed.....................................................................        (83)        (26)         --           --
                                                                                ----------  ----------  ----------   ----------
  Net Increase (Decrease)......................................................        215         150          --           --
                                                                                ==========  ==========  ==========   ==========
UNIT ACTIVITY CLASS B
  Issued.......................................................................         --          --         232          189
  Redeemed.....................................................................         --          --        (207)          (5)
                                                                                ----------  ----------  ----------   ----------
  Net Increase (Decrease)......................................................         --          --          25          184
                                                                                ==========  ==========  ==========   ==========
UNIT ACTIVITY CLASS II
  Issued.......................................................................         --          --          --           --
  Redeemed.....................................................................         --          --          --           --
                                                                                ----------  ----------  ----------   ----------
  Net Increase (Decrease)......................................................         --          --          --           --
                                                                                ==========  ==========  ==========   ==========

                                                                                 ALLIANCEBERNSTEIN VPS
                                                                                 INTERNATIONAL GROWTH   AMERICAN CENTURY VP LARGE
                                                                                      PORTFOLIO**        COMPANY VALUE FUND
                                                                                ----------------------  ------------------------
                                                                                   2011        2010        2011         2010
                                                                                ----------  ----------   ----------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   36,435  $   (3,576) $    1,271    $    252
  Net realized gain (loss) on investments......................................     39,912        (755)      9,333        (490)
  Change in unrealized appreciation (depreciation) of investments..............   (689,783)    125,947      (6,119)     30,689
                                                                                ----------  ----------   ----------    --------
  Net Increase (decrease) in net assets from operations........................   (613,436)    121,616       4,485      30,451
                                                                                ----------  ----------   ----------    --------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  2,594,507   1,306,392     643,571     332,505
   Transfers between funds including guaranteed interest account, net..........    117,477     209,685     167,706      22,713
   Transfers for contract benefits and terminations............................    (69,051)    (17,198)    (20,504)       (570)
   Contract maintenance charges................................................       (253)         --        (121)         --
                                                                                ----------  ----------   ----------    --------

  Net increase (decrease) in net assets from contractowner transactions........  2,642,680   1,498,879     790,652     354,648
                                                                                ----------  ----------   ----------    --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         88         200          24          13
                                                                                ----------  ----------   ----------    --------
INCREASE (DECREASE) IN NET ASSETS..............................................  2,029,332   1,620,695     795,161     385,112
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,620,695          --     385,112          --
                                                                                ----------  ----------   ----------    --------
NET ASSETS -- END OF PERIOD.................................................... $3,650,027  $1,620,695  $1,180,273    $385,112
                                                                                ==========  ==========   ==========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................         --          --          --          --
  Redeemed.....................................................................         --          --          --          --
                                                                                ----------  ----------   ----------    --------
  Net Increase (Decrease)......................................................         --          --          --          --
                                                                                ==========  ==========   ==========    ========
UNIT ACTIVITY CLASS B
  Issued.......................................................................        393         146          --          --
  Redeemed.....................................................................       (144)         (2)         --          --
                                                                                ----------  ----------   ----------    --------
  Net Increase (Decrease)......................................................        249         144          --          --
                                                                                ==========  ==========   ==========    ========
UNIT ACTIVITY CLASS II
  Issued.......................................................................         --          --         124          38
  Redeemed.....................................................................         --          --         (51)         (3)
                                                                                ----------  ----------   ----------    --------
  Net Increase (Decrease)......................................................         --          --          73          35
                                                                                ==========  ==========   ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                AMERICAN CENTURY VP MID CAP
                                                                                      VALUE FUND
                                                                                --------------------------
                                                                                   2011          2010
                                                                                 ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   (5,268)   $   16,016
  Net realized gain (loss) on investments......................................    119,447         4,713
  Change in unrealized appreciation (depreciation) of investments..............   (220,563)      228,547
                                                                                 ----------    ----------
  Net Increase (decrease) in net assets from operations........................   (106,384)      249,276
                                                                                 ----------    ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  3,726,053     2,177,407
   Transfers between funds including guaranteed interest account, net..........    452,047       238,487
   Transfers for contract benefits and terminations............................   (114,910)      (12,519)
   Contract maintenance charges................................................       (388)           (3)
                                                                                 ----------    ----------

  Net increase (decrease) in net assets from contractowner transactions........  4,062,802     2,403,372
                                                                                 ----------    ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         65           401
                                                                                 ----------    ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  3,956,483     2,653,049
NET ASSETS -- BEGINNING OF PERIOD..............................................  2,654,000           951
                                                                                 ----------    ----------
NET ASSETS -- END OF PERIOD.................................................... $6,610,483    $2,654,000
                                                                                 ==========    ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................         --            --
  Redeemed.....................................................................         --            --
                                                                                 ----------    ----------
  Net Increase (Decrease)......................................................         --            --
                                                                                 ==========    ==========
UNIT ACTIVITY CLASS B
  Issued.......................................................................         --            --
  Redeemed.....................................................................         --            --
                                                                                 ----------    ----------
  Net Increase (Decrease)......................................................         --            --
                                                                                 ==========    ==========
UNIT ACTIVITY CLASS II
  Issued.......................................................................        421           227
  Redeemed.....................................................................        (87)          (11)
                                                                                 ----------    ----------
  Net Increase (Decrease)......................................................        334           216
                                                                                 ==========    ==========

                                                                                  AXA AGGRESSIVE ALLOCATION*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   (7,837,406) $    1,237,581
  Net realized gain (loss) on investments......................................   (132,389,538)   (183,275,248)
  Change in unrealized appreciation (depreciation) of investments..............   (120,967,030)    488,754,760
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................   (261,193,974)    306,717,093
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     43,519,232      57,279,993
   Transfers between funds including guaranteed interest account, net..........    (80,097,741)    (42,877,100)
   Transfers for contract benefits and terminations............................   (134,658,552)   (112,599,987)
   Contract maintenance charges................................................    (43,695,594)    (42,528,483)
                                                                                --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions........   (214,932,655)   (140,725,577)
                                                                                --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         10,000          46,647
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (476,116,629)    166,038,163
NET ASSETS -- BEGINNING OF PERIOD..............................................  3,079,756,222   2,913,718,059
                                                                                --------------  --------------
NET ASSETS -- END OF PERIOD.................................................... $2,603,639,593  $3,079,756,222
                                                                                ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................            762             747
  Redeemed.....................................................................           (254)            (64)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................            508             683
                                                                                ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.......................................................................         78,434          24,724
  Redeemed.....................................................................        (97,194)        (38,947)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................        (18,760)        (14,223)
                                                                                ==============  ==============
UNIT ACTIVITY CLASS II
  Issued.......................................................................             --              --
  Redeemed.....................................................................             --              --
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................             --              --
                                                                                ==============  ==============

                                                                                  AXA BALANCED STRATEGY*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    (97,206) $  1,558,963
  Net realized gain (loss) on investments......................................   13,889,110     3,038,358
  Change in unrealized appreciation (depreciation) of investments..............  (44,102,675)   25,097,789
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (30,310,771)   29,695,110
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  309,450,004   286,440,355
   Transfers between funds including guaranteed interest account, net..........  101,247,087   107,637,066
   Transfers for contract benefits and terminations............................  (17,353,859)   (6,650,152)
   Contract maintenance charges................................................   (7,456,948)   (1,587,725)
                                                                                ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions........  385,886,284   385,839,544
                                                                                ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.           --            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  355,575,513   415,534,654
NET ASSETS -- BEGINNING OF PERIOD..............................................  508,823,895    93,289,241
                                                                                ------------  ------------
NET ASSETS -- END OF PERIOD.................................................... $864,399,408  $508,823,895
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           --            --
  Redeemed.....................................................................           --            --
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           --            --
                                                                                ============  ============
UNIT ACTIVITY CLASS B
  Issued.......................................................................       63,063        35,947
  Redeemed.....................................................................      (29,176)         (987)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       33,887        34,960
                                                                                ============  ============
UNIT ACTIVITY CLASS II
  Issued.......................................................................           --            --
  Redeemed.....................................................................           --            --
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           --            --
                                                                                ============  ============

                                                                                 AXA CONSERVATIVE ALLOCATION*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    4,512,944  $   11,943,707
  Net realized gain (loss) on investments......................................     69,805,397      82,637,023
  Change in unrealized appreciation (depreciation) of investments..............    (67,785,829)     19,959,612
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................      6,532,512     114,540,342
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     21,963,360      34,502,814
   Transfers between funds including guaranteed interest account, net..........    198,639,034      97,950,678
   Transfers for contract benefits and terminations............................   (156,298,886)   (141,170,509)
   Contract maintenance charges................................................    (27,515,664)    (27,914,777)
                                                                                --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions........     36,787,844     (36,631,794)
                                                                                --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.             --              --
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................     43,320,356      77,908,548
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,971,243,303   1,893,334,755
                                                                                --------------  --------------
NET ASSETS -- END OF PERIOD.................................................... $2,014,563,659  $1,971,243,303
                                                                                ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................             --              --
  Redeemed.....................................................................             --              --
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................             --              --
                                                                                ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.......................................................................         98,971          58,746
  Redeemed.....................................................................        (95,891)        (61,204)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................          3,080          (2,458)
                                                                                ==============  ==============
UNIT ACTIVITY CLASS II
  Issued.......................................................................             --              --
  Redeemed.....................................................................             --              --
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................             --              --
                                                                                ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                AXA CONSERVATIVE GROWTH STRATEGY*
                                                                                --------------------------------
                                                                                    2011             2010
                                                                                 ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    153,878     $    732,121
  Net realized gain (loss) on investments......................................    8,463,398        2,077,241
  Change in unrealized appreciation (depreciation) of investments..............  (20,308,190)      11,327,306
                                                                                 ------------     ------------
  Net Increase (decrease) in net assets from operations........................  (11,690,914)      14,136,668
                                                                                 ------------     ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  150,007,441      164,337,470
   Transfers between funds including guaranteed interest account, net..........   51,214,344       55,232,659
   Transfers for contract benefits and terminations............................  (13,217,159)      (2,950,650)
   Contract maintenance charges................................................   (3,959,736)        (881,518)
                                                                                 ------------     ------------
  Net increase (decrease) in net assets from contractowner transactions........  184,044,890      215,737,961
                                                                                 ------------     ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.           --               --
                                                                                 ------------     ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  172,353,976      229,874,629
NET ASSETS -- BEGINNING OF PERIOD..............................................  283,777,531       53,902,902
                                                                                 ------------     ------------

NET ASSETS -- END OF PERIOD.................................................... $456,131,507     $283,777,531
                                                                                 ============     ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued.......................................................................       32,570           20,969
  Redeemed.....................................................................      (16,066)          (1,159)
                                                                                 ------------     ------------
  Net Increase (Decrease)......................................................       16,504           19,810
                                                                                 ============     ============

                                                                                AXA CONSERVATIVE STRATEGY*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    688,791  $    509,538
  Net realized gain (loss) on investments......................................    4,795,128     1,497,382
  Change in unrealized appreciation (depreciation) of investments..............   (7,823,887)    3,082,030
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................   (2,339,968)    5,088,950
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   95,226,052    96,361,197
   Transfers between funds including guaranteed interest account, net..........   57,282,445    35,030,226
   Transfers for contract benefits and terminations............................   (8,768,293)   (2,613,889)
   Contract maintenance charges................................................   (2,484,384)     (583,274)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  141,255,820   128,194,260
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.           --            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  138,915,852   133,283,210
NET ASSETS -- BEGINNING OF PERIOD..............................................  166,454,589    33,171,379
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $305,370,441  $166,454,589
                                                                                ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued.......................................................................       28,043        13,891
  Redeemed.....................................................................      (15,025)       (1,857)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       13,018        12,034
                                                                                ============  ============

                                                                                     AXA CONSERVATIVE-PLUS
                                                                                          ALLOCATION*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $      169,631  $    8,519,169
  Net realized gain (loss) on investments......................................     (4,867,296)      3,669,876
  Change in unrealized appreciation (depreciation) of investments..............    (32,019,775)    115,049,961
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................    (36,717,440)    127,239,006
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     21,808,851      25,750,062
   Transfers between funds including guaranteed interest account, net..........     20,679,821      66,165,400
   Transfers for contract benefits and terminations............................   (111,163,203)   (103,642,385)
   Contract maintenance charges................................................    (22,706,778)    (22,368,763)
                                                                                --------------  --------------
  Net increase (decrease) in net assets from contractowner transactions........    (91,381,309)    (34,095,686)
                                                                                --------------  --------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         10,002              --
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (128,088,747)     93,143,320
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,775,712,144   1,682,568,824
                                                                                --------------  --------------

NET ASSETS -- END OF PERIOD.................................................... $1,647,623,397  $1,775,712,144
                                                                                ==============  ==============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued.......................................................................         65,569          22,128
  Redeemed.....................................................................        (73,232)        (24,771)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................         (7,663)         (2,643)
                                                                                ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   AXA GROWTH STRATEGY*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (1,134,237) $    245,083
  Net realized gain (loss) on investments......................................   14,965,651     5,179,874
  Change in unrealized appreciation (depreciation) of investments..............  (57,312,397)   40,955,455
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (43,480,983)   46,380,412
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  188,419,136   262,893,896
   Transfers between funds including guaranteed interest account, net..........   35,713,252    80,199,789
   Transfers for contract benefits and terminations............................  (18,855,526)  (10,860,582)
   Contract maintenance charges................................................   (7,529,929)   (2,951,613)
                                                                                ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions........  197,746,933   329,281,490
                                                                                ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.           --            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  154,265,950   375,661,902
NET ASSETS -- BEGINNING OF PERIOD..............................................  571,911,092   196,249,190
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $726,177,042  $571,911,092
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           --            --
  Redeemed.....................................................................           --            --
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           --            --
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       45,673        29,149
  Redeemed.....................................................................      (29,995)       (1,355)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       15,678        27,794
                                                                                ============  ============

                                                                                   AXA MODERATE ALLOCATION*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $     (912,298) $   45,939,329
  Net realized gain (loss) on investments......................................     10,290,581      26,004,908
  Change in unrealized appreciation (depreciation) of investments..............   (282,428,494)    505,050,402
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................   (273,050,211)    576,994,639
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     98,626,591     135,214,704
   Transfers between funds including guaranteed interest account, net..........    (44,218,143)    183,875,060
   Transfers for contract benefits and terminations............................   (460,701,810)   (419,993,785)
   Contract maintenance charges................................................    (96,642,543)    (93,873,612)
                                                                                --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions........   (502,935,905)   (194,777,633)
                                                                                --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          9,999              --
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (775,976,117)    382,217,006
NET ASSETS -- BEGINNING OF PERIOD..............................................  7,547,080,015   7,164,863,009
                                                                                --------------  --------------

NET ASSETS -- END OF PERIOD.................................................... $6,771,103,898  $7,547,080,015
                                                                                ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          2,039           1,488
  Redeemed.....................................................................           (627)           (185)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................          1,412           1,303
                                                                                ==============  ==============

UNIT ACTIVITY CLASS B
  Issued.......................................................................        160,765          28,668
  Redeemed.....................................................................       (194,975)        (43,089)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................        (34,210)        (14,421)
                                                                                ==============  ==============

                                                                                      AXA MODERATE GROWTH
                                                                                           STRATEGY*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   (2,051,878) $    3,641,728
  Net realized gain (loss) on investments......................................     34,241,118       7,394,378
  Change in unrealized appreciation (depreciation) of investments..............   (136,025,864)     72,357,490
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................   (103,836,624)     83,393,596
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    876,199,474     778,781,950
   Transfers between funds including guaranteed interest account, net..........    258,929,557     210,400,988
   Transfers for contract benefits and terminations............................    (36,907,165)    (14,830,252)
   Contract maintenance charges................................................    (18,675,823)     (3,285,544)
                                                                                --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions........  1,079,546,043     971,067,142
                                                                                --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         31,998              --
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................    975,741,417   1,054,460,738
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,269,281,092     214,820,354
                                                                                --------------  --------------

NET ASSETS -- END OF PERIOD.................................................... $2,245,022,509  $1,269,281,092
                                                                                ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................             --              --
  Redeemed.....................................................................             --              --
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................             --              --
                                                                                ==============  ==============

UNIT ACTIVITY CLASS B
  Issued.......................................................................        161,630          89,688
  Redeemed.....................................................................        (66,797)         (1,427)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................         94,833          88,261
                                                                                ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        AXA MODERATE-PLUS
                                                                                           ALLOCATION*
                                                                                --------------------------------
                                                                                      2011             2010
                                                                                ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   (14,232,032) $    20,678,827
  Net realized gain (loss) on investments......................................     (58,496,829)     (31,869,033)
  Change in unrealized appreciation (depreciation) of investments..............    (591,443,510)     996,339,245
                                                                                ---------------  ---------------
  Net Increase (decrease) in net assets from operations........................    (664,172,371)     985,149,039
                                                                                ---------------  ---------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     140,977,747      189,796,564
   Transfers between funds including guaranteed interest account, net..........    (232,647,391)      (8,733,977)
   Transfers for contract benefits and terminations............................    (561,458,487)    (507,089,356)
   Contract maintenance charges................................................    (152,491,867)    (149,144,879)
                                                                                ---------------  ---------------

  Net increase (decrease) in net assets from contractowner transactions........    (805,619,998)    (475,171,648)
                                                                                ---------------  ---------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.           9,998           53,353
                                                                                ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (1,469,782,371)     510,030,744
NET ASSETS -- BEGINNING OF PERIOD..............................................  10,993,409,025   10,483,378,281
                                                                                ---------------  ---------------

NET ASSETS -- END OF PERIOD.................................................... $ 9,523,626,654  $10,993,409,025
                                                                                ===============  ===============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           2,029            1,521
  Redeemed.....................................................................            (552)            (153)
                                                                                ---------------  ---------------
  Net Increase (Decrease)......................................................           1,477            1,368
                                                                                ===============  ===============

UNIT ACTIVITY CLASS B
  Issued.......................................................................         235,695           33,233
  Redeemed.....................................................................        (301,845)         (76,111)
                                                                                ---------------  ---------------
  Net Increase (Decrease)......................................................         (66,150)         (42,878)
                                                                                ===============  ===============

                                                                                AXA TACTICAL MANAGER 2000*
                                                                                ------------------------
                                                                                    2011          2010
                                                                                -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (520,869)  $  (124,903)
  Net realized gain (loss) on investments......................................   1,122,924       717,005
  Change in unrealized appreciation (depreciation) of investments..............  (5,274,245)    2,895,878
                                                                                -----------   -----------
  Net Increase (decrease) in net assets from operations........................  (4,672,190)    3,487,980
                                                                                -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  19,845,935    17,711,767
   Transfers between funds including guaranteed interest account, net..........  10,514,712     3,788,315
   Transfers for contract benefits and terminations............................    (607,144)     (133,831)
   Contract maintenance charges................................................    (368,555)       (1,717)
                                                                                -----------   -----------

  Net increase (decrease) in net assets from contractowner transactions........  29,384,948    21,364,534
                                                                                -----------   -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.      10,001            --
                                                                                -----------   -----------

INCREASE (DECREASE) IN NET ASSETS..............................................  24,722,759    24,852,514
NET ASSETS -- BEGINNING OF PERIOD..............................................  25,069,461       216,947
                                                                                -----------   -----------

NET ASSETS -- END OF PERIOD.................................................... $49,792,220   $25,069,461
                                                                                ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          --            --
  Redeemed.....................................................................          --            --
                                                                                -----------   -----------
  Net Increase (Decrease)......................................................          --            --
                                                                                ===========   ===========

UNIT ACTIVITY CLASS B
  Issued.......................................................................       3,438         1,952
  Redeemed.....................................................................      (1,035)          (54)
                                                                                -----------   -----------
  Net Increase (Decrease)......................................................       2,403         1,898
                                                                                ===========   ===========

                                                                                AXA TACTICAL MANAGER 400*
                                                                                ------------------------
                                                                                    2011         2010
                                                                                -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (472,288) $  (118,323)
  Net realized gain (loss) on investments......................................   1,144,008      531,531
  Change in unrealized appreciation (depreciation) of investments..............  (4,474,436)   2,433,989
                                                                                -----------  -----------
  Net Increase (decrease) in net assets from operations........................  (3,802,716)   2,847,197
                                                                                -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  18,261,240   16,285,089
   Transfers between funds including guaranteed interest account, net..........   9,018,504    3,405,657
   Transfers for contract benefits and terminations............................    (577,831)    (104,611)
   Contract maintenance charges................................................    (331,917)      (1,448)
                                                                                -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions........  26,369,996   19,584,687
                                                                                -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.      10,000           --
                                                                                -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..............................................  22,577,280   22,431,884
NET ASSETS -- BEGINNING OF PERIOD..............................................  22,646,483      214,599
                                                                                -----------  -----------

NET ASSETS -- END OF PERIOD.................................................... $45,223,763  $22,646,483
                                                                                ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          --           --
  Redeemed.....................................................................          --           --
                                                                                -----------  -----------
  Net Increase (Decrease)......................................................          --           --
                                                                                ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.......................................................................       3,179        1,811
  Redeemed.....................................................................      (1,018)         (43)
                                                                                -----------  -----------
  Net Increase (Decrease)......................................................       2,161        1,768
                                                                                ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                AXA TACTICAL MANAGER 500*
                                                                                -------------------------
                                                                                    2011          2010
                                                                                ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   (669,305) $  (156,106)
  Net realized gain (loss) on investments......................................    1,769,021      893,504
  Change in unrealized appreciation (depreciation) of investments..............   (5,874,420)   4,055,677
                                                                                ------------  -----------
  Net Increase (decrease) in net assets from operations........................   (4,774,704)   4,793,075
                                                                                ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   41,660,684   36,932,071
   Transfers between funds including guaranteed interest account, net..........   19,051,029    9,647,240
   Transfers for contract benefits and terminations............................   (1,297,339)    (213,949)
   Contract maintenance charges................................................     (775,254)      (4,978)
                                                                                ------------  -----------
  Net increase (decrease) in net assets from contractowner transactions........   58,639,120   46,360,384
                                                                                ------------  -----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        9,999           --
                                                                                ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..............................................   53,874,415   51,153,459

NET ASSETS -- BEGINNING OF PERIOD..............................................   51,550,260      396,801
                                                                                ------------  -----------

NET ASSETS -- END OF PERIOD.................................................... $105,424,675  $51,550,260
                                                                                ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................        8,076        4,608
  Redeemed.....................................................................       (2,811)         (91)
                                                                                ------------  -----------
  Net Increase (Decrease)......................................................        5,265        4,517
                                                                                ============  ===========

                                                                                                             AXA ULTRA
                                                                                   AXA TACTICAL MANAGER    CONSERVATIVE
                                                                                      INTERNATIONAL*       STRATEGY* (H)
                                                                                -------------------------  -------------
                                                                                    2011          2010         2011
                                                                                ------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    251,817  $   (13,028)   $    428
  Net realized gain (loss) on investments......................................      719,422       94,043        (101)
  Change in unrealized appreciation (depreciation) of investments..............  (13,913,157)   3,313,728         410
                                                                                ------------  -----------    --------
  Net Increase (decrease) in net assets from operations........................  (12,941,918)   3,394,743         737
                                                                                ------------  -----------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   31,441,196   32,319,285          34
   Transfers between funds including guaranteed interest account, net..........   19,704,729    7,114,950          --
   Transfers for contract benefits and terminations............................   (1,085,791)    (274,668)         --
   Contract maintenance charges................................................     (655,201)      (1,497)         --
                                                                                ------------  -----------    --------
  Net increase (decrease) in net assets from contractowner transactions........   49,404,933   39,158,070          34
                                                                                ------------  -----------    --------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       34,169      (24,170)    100,000
                                                                                ------------  -----------    --------

INCREASE (DECREASE) IN NET ASSETS..............................................   36,497,184   42,528,643     100,771

NET ASSETS -- BEGINNING OF PERIOD..............................................   42,744,190      215,547          --
                                                                                ------------  -----------    --------

NET ASSETS -- END OF PERIOD.................................................... $ 79,241,374  $42,744,190    $100,771
                                                                                ============  ===========    ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................        7,514        4,218           2
  Redeemed.....................................................................       (2,373)         (93)         (2)
                                                                                ------------  -----------    --------
  Net Increase (Decrease)......................................................        5,141        4,125          --
                                                                                ============  ===========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                BLACKROCK GLOBAL ALLOCATION
                                                                                        V.I. FUND
                                                                                --------------------------
                                                                                    2011          2010
                                                                                -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   440,691   $    72,117
  Net realized gain (loss) on investments......................................     967,784        96,644
  Change in unrealized appreciation (depreciation) of investments..............  (2,940,562)    1,231,110
                                                                                -----------   -----------
  Net Increase (decrease) in net assets from operations........................  (1,532,087)    1,399,871
                                                                                -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  11,500,152    16,983,431
   Transfers between funds including guaranteed interest account, net..........     704,480     1,463,147
   Transfers for contract benefits and terminations............................    (647,292)     (428,281)
   Contract maintenance charges................................................      (4,376)           (3)
                                                                                -----------   -----------
  Net increase (decrease) in net assets from contractowner transactions........  11,552,964    18,018,294
                                                                                -----------   -----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          (4)        1,476
                                                                                -----------   -----------

INCREASE (DECREASE) IN NET ASSETS..............................................  10,020,873    19,419,641

NET ASSETS -- BEGINNING OF PERIOD..............................................  20,063,449       643,808
                                                                                -----------   -----------

NET ASSETS -- END OF PERIOD.................................................... $30,084,322   $20,063,449
                                                                                ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................          --            --
  Redeemed.....................................................................          --            --
                                                                                -----------   -----------
  Net Increase (Decrease)......................................................          --            --
                                                                                ===========   ===========
UNIT ACTIVITY CLASS III
  Issued.......................................................................       2,048         1,964
  Redeemed.....................................................................        (988)         (196)
                                                                                -----------   -----------
  Net Increase (Decrease)......................................................       1,060         1,768
                                                                                ===========   ===========

                                                                                                           EQ/ALLIANCEBERNSTEIN
                                                                                BLACKROCK LARGE CAP GROWTH    DYNAMIC WEALTH
                                                                                       V.I. FUND             STRATEGIES* (D)
                                                                                -------------------------  --------------------
                                                                                   2011          2010              2011
                                                                                 ----------   ----------   --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (17,410)   $   (2,258)      $   (87,485)
  Net realized gain (loss) on investments......................................    185,315           803             2,706
  Change in unrealized appreciation (depreciation) of investments..............   (303,852)      174,217           315,296
                                                                                 ----------   ----------       -----------
  Net Increase (decrease) in net assets from operations........................   (135,947)      172,762           230,517
                                                                                 ----------   ----------       -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  2,608,022     1,392,473        44,391,074
   Transfers between funds including guaranteed interest account, net..........    806,438       292,652        11,502,988
   Transfers for contract benefits and terminations............................    (81,958)      (12,286)          (28,188)
   Contract maintenance charges................................................       (392)           --            (2,518)
                                                                                 ----------   ----------       -----------
  Net increase (decrease) in net assets from contractowner transactions........  3,332,110     1,672,839        55,863,356
                                                                                 ----------   ----------       -----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         --            --        10,000,000
                                                                                 ----------   ----------       -----------

INCREASE (DECREASE) IN NET ASSETS..............................................  3,196,163     1,845,601        66,093,873

NET ASSETS -- BEGINNING OF PERIOD..............................................  1,845,601            --                --
                                                                                 ----------   ----------       -----------

NET ASSETS -- END OF PERIOD.................................................... $5,041,764    $1,845,601       $66,093,873
                                                                                 ==========   ==========       ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................         --            --             5,981
  Redeemed.....................................................................         --            --               (35)
                                                                                 ----------   ----------       -----------
  Net Increase (Decrease)......................................................         --            --             5,946
                                                                                 ==========   ==========       ===========
UNIT ACTIVITY CLASS III
  Issued.......................................................................        481           170                --
  Redeemed.....................................................................       (210)          (12)               --
                                                                                 ----------   ----------       -----------
  Net Increase (Decrease)......................................................        271           158                --
                                                                                 ==========   ==========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                EQ/ALLIANCEBERNSTEIN SMALL
                                                                                        CAP GROWTH*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (6,799,447) $ (5,401,799)
  Net realized gain (loss) on investments......................................   26,784,309   (10,937,416)
  Change in unrealized appreciation (depreciation) of investments..............  (31,803,951)  121,150,323
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (11,819,089)  104,811,108
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   11,563,514     8,745,606
   Transfers between funds including guaranteed interest account, net..........    9,512,745    34,772,189
   Transfers for contract benefits and terminations............................  (31,701,606)  (21,517,303)
   Contract maintenance charges................................................   (5,886,946)   (4,570,443)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (16,512,293)   17,430,049
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       20,409        20,590
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (28,310,973)  122,261,747

NET ASSETS -- BEGINNING OF PERIOD..............................................  464,414,971   342,153,224
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $436,103,998  $464,414,971
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          266           202
  Redeemed.....................................................................         (176)          (34)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           90           168
                                                                                ============  ============
UNIT ACTIVITY CLASS B
  Issued.......................................................................       16,215         5,853
  Redeemed.....................................................................      (17,288)       (4,953)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (1,073)          900
                                                                                ============  ============

                                                                                 EQ/AXA FRANKLIN SMALL CAP
                                                                                        VALUE CORE*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (1,791,109) $ (1,437,540)
  Net realized gain (loss) on investments......................................    7,683,824     2,335,672
  Change in unrealized appreciation (depreciation) of investments..............  (21,073,127)   22,255,032
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (15,180,412)   23,153,164
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    7,018,166     7,605,922
   Transfers between funds including guaranteed interest account, net..........    7,678,227     7,982,897
   Transfers for contract benefits and terminations............................   (6,850,645)   (4,321,503)
   Contract maintenance charges................................................   (2,020,057)   (1,686,092)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........    5,825,691     9,581,224
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,001            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (9,344,720)   32,734,388

NET ASSETS -- BEGINNING OF PERIOD..............................................  134,741,569   102,007,181
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $125,396,849  $134,741,569
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          192           121
  Redeemed.....................................................................         (131)          (12)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           61           109
                                                                                ============  ============
UNIT ACTIVITY CLASS B
  Issued.......................................................................        8,970         4,561
  Redeemed.....................................................................       (8,439)       (3,705)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          531           856
                                                                                ============  ============

                                                                                 EQ/BLACKROCK BASIC VALUE
                                                                                          EQUITY*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (1,692,781) $ (1,238,006)
  Net realized gain (loss) on investments......................................  (10,326,397)  (24,211,249)
  Change in unrealized appreciation (depreciation) of investments..............  (29,669,224)  107,145,393
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (41,688,402)   81,696,138
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   36,075,898    37,720,972
   Transfers between funds including guaranteed interest account, net..........   59,763,482    46,309,976
   Transfers for contract benefits and terminations............................  (51,303,512)  (40,757,628)
   Contract maintenance charges................................................  (11,132,799)   (9,928,004)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........   33,403,069    33,345,316
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,001            16
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (8,275,332)  115,041,470

NET ASSETS -- BEGINNING OF PERIOD..............................................  860,552,937   745,511,467
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $852,277,605  $860,552,937
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................        1,565         1,091
  Redeemed.....................................................................         (293)          (21)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................        1,272         1,070
                                                                                ============  ============
UNIT ACTIVITY CLASS B
  Issued.......................................................................       33,238         9,124
  Redeemed.....................................................................      (31,667)       (6,912)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................        1,571         2,212
                                                                                ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 EQ/BOSTON ADVISORS EQUITY
                                                                                          INCOME*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    932,940  $  1,884,905
  Net realized gain (loss) on investments......................................   (3,120,323)  (13,445,593)
  Change in unrealized appreciation (depreciation) of investments..............   (1,073,746)   37,462,138
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................   (3,261,129)   25,901,450
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    7,389,298     9,028,539
   Transfers between funds including guaranteed interest account, net..........   10,537,773    10,108,616
   Transfers for contract benefits and terminations............................  (11,599,847)   (9,191,527)
   Contract maintenance charges................................................   (2,975,286)   (2,552,463)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........    3,351,938     7,393,165
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        9,999            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................      100,808    33,294,615
NET ASSETS -- BEGINNING OF PERIOD..............................................  215,429,676   182,135,061
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $215,530,484  $215,429,676
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          209            86
  Redeemed.....................................................................          (65)           (9)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          144            77
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       32,266        10,933
  Redeemed.....................................................................      (30,975)       (8,648)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................        1,291         2,285
                                                                                ============  ============

                                                                                   EQ/CALVERT SOCIALLY
                                                                                      RESPONSIBLE*
                                                                                ------------------------
                                                                                    2011         2010
                                                                                -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (504,530) $  (632,416)
  Net realized gain (loss) on investments......................................  (1,773,547)  (2,591,833)
  Change in unrealized appreciation (depreciation) of investments..............   1,597,626    7,974,772
                                                                                -----------  -----------
  Net Increase (decrease) in net assets from operations........................    (680,451)   4,750,523
                                                                                -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     589,147      766,100
   Transfers between funds including guaranteed interest account, net..........  (1,016,516)  (1,524,027)
   Transfers for contract benefits and terminations............................  (2,835,178)  (2,149,040)
   Contract maintenance charges................................................    (621,741)    (616,504)
                                                                                -----------  -----------
  Net increase (decrease) in net assets from contractowner transactions........  (3,884,288)  (3,523,471)
                                                                                -----------  -----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          --           --
                                                                                -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..............................................  (4,564,739)   1,227,052
NET ASSETS -- BEGINNING OF PERIOD..............................................  46,907,835   45,680,783
                                                                                -----------  -----------

NET ASSETS -- END OF PERIOD.................................................... $42,343,096  $46,907,835
                                                                                ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          --           --
  Redeemed.....................................................................          --           --
                                                                                -----------  -----------
  Net Increase (Decrease)......................................................          --           --
                                                                                ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.......................................................................       2,035          807
  Redeemed.....................................................................      (2,455)      (1,240)
                                                                                -----------  -----------
  Net Increase (Decrease)......................................................        (420)        (433)
                                                                                ===========  ===========

                                                                                    EQ/CAPITAL GUARDIAN
                                                                                         RESEARCH*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (6,486,508) $ (6,039,987)
  Net realized gain (loss) on investments......................................    6,185,721    (9,628,458)
  Change in unrealized appreciation (depreciation) of investments..............   22,319,299   129,006,990
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................   22,018,512   113,338,545
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    9,206,535    10,972,286
   Transfers between funds including guaranteed interest account, net..........  (21,779,441)  (32,703,851)
   Transfers for contract benefits and terminations............................  (67,411,532)  (58,486,215)
   Contract maintenance charges................................................  (10,363,376)  (10,117,724)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (90,347,814)  (90,335,504)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.           --            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (68,329,302)   23,003,041
NET ASSETS -- BEGINNING OF PERIOD..............................................  905,290,541   882,287,500
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $836,961,239  $905,290,541
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           83            55
  Redeemed.....................................................................          (43)           (5)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           40            50
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       12,796         1,521
  Redeemed.....................................................................      (20,466)      (10,327)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (7,670)       (8,806)
                                                                                ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                       EQ/COMMON STOCK INDEX*          EQ/CORE BOND INDEX*       EQ/DAVIS NEW YORK VENTURE*
                                     --------------------------  ------------------------------  --------------------------
                                         2011          2010           2011            2010           2011          2010
                                     ------------  ------------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....... $ (1,532,209) $ (1,433,395) $    4,976,389  $    8,448,026  $ (4,081,019) $ (2,337,987)
 Net realized gain (loss) on
   investments......................   (4,649,482)  (23,550,500)    (16,567,702)    (27,611,329)   (6,002,278)  (14,273,215)
 Change in unrealized appreciation
   (depreciation) of investments....      330,310   126,777,315      48,809,618      62,747,112   (11,388,354)   49,500,530
                                     ------------  ------------  --------------  --------------  ------------  ------------
 Net Increase (decrease) in net
   assets from operations...........   (5,851,381)  101,793,420      37,218,305      43,583,809   (21,471,651)   32,889,328
                                     ------------  ------------  --------------  --------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners..................   12,712,181    15,442,258     111,986,676     112,195,063     9,928,339    10,689,753
   Transfers between funds
    including guaranteed interest
    account, net....................  (27,396,652)  (31,908,979)     (5,465,627)     19,349,652   (14,917,999)   (2,032,940)
   Transfers for contract benefits
    and terminations................  (55,053,208)  (47,102,983)    (76,852,744)    (74,192,447)  (15,860,219)  (14,213,298)
   Contract maintenance charges.....   (9,569,822)   (9,488,582)    (13,365,088)    (12,009,051)   (5,059,064)   (5,004,651)
                                     ------------  ------------  --------------  --------------  ------------  ------------
 Net increase (decrease) in net
   assets from contractowner
   transactions.....................  (79,307,501)  (73,058,286)     16,303,217      45,343,217   (25,908,943)  (10,561,136)
                                     ------------  ------------  --------------  --------------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate
   Account No. 49...................       36,205        39,999           9,998           3,576        10,000             1
                                     ------------  ------------  --------------  --------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...  (85,122,677)   28,775,133      53,531,520      88,930,602   (47,370,594)   22,328,193
NET ASSETS -- BEGINNING OF PERIOD...  804,897,564   776,122,431   1,103,062,951   1,014,132,349   361,365,590   339,037,397
                                     ------------  ------------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF PERIOD......... $719,774,887  $804,897,564  $1,156,594,471  $1,103,062,951  $313,994,996  $361,365,590
                                     ============  ============  ==============  ==============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.............................          135           116              --              --           526           352
 Redeemed...........................          (62)          (23)             --              --          (146)           (4)
                                     ------------  ------------  --------------  --------------  ------------  ------------
 Net Increase (Decrease)............           73            93              --              --           380           348
                                     ============  ============  ==============  ==============  ============  ============
UNIT ACTIVITY CLASS B
 Issued.............................       21,603         1,839          57,102          24,443        12,475         4,670
 Redeemed...........................      (25,036)       (5,231)        (54,378)        (19,150)      (15,763)       (6,330)
                                     ------------  ------------  --------------  --------------  ------------  ------------
 Net Increase (Decrease)............       (3,433)       (3,392)          2,724           5,293        (3,288)       (1,660)
                                     ============  ============  ==============  ==============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/EQUITY 500 INDEX*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $      (65,577) $     (375,029)
  Net realized gain (loss) on investments......................................     (2,091,154)    (24,017,262)
  Change in unrealized appreciation (depreciation) of investments..............      4,577,530     164,923,811
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................      2,420,799     140,531,520
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     23,766,804      28,693,199
   Transfers between funds including guaranteed interest account, net..........    (17,668,791)     16,276,515
   Transfers for contract benefits and terminations............................    (82,770,891)    (67,735,914)
   Contract maintenance charges................................................    (14,505,284)    (13,651,440)
                                                                                --------------  --------------
  Net increase (decrease) in net assets from contractowner transactions........    (91,178,162)    (36,417,640)
                                                                                --------------  --------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         28,803          10,302
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................    (88,728,560)    104,124,182
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,255,796,816   1,151,672,634
                                                                                --------------  --------------

NET ASSETS -- END OF PERI OD................................................... $1,167,068,256  $1,255,796,816
                                                                                ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          1,059             543
  Redeemed.....................................................................           (404)            (45)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................            655             498
                                                                                ==============  ==============

UNIT ACTIVITY CLASS B
  Issued.......................................................................         31,679           9,328
  Redeemed.....................................................................        (37,023)        (11,078)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................         (5,344)         (1,750)
                                                                                ==============  ==============

                                                                                    EQ/EQUITY GROWTH PLUS*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (14,310,456) $  (14,559,688)
  Net realized gain (loss) on investments......................................       (463,731)    (22,200,303)
  Change in unrealized appreciation (depreciation) of investments..............    (70,046,530)    192,797,317
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................    (84,820,717)    156,037,326
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     14,626,874      16,093,932
   Transfers between funds including guaranteed interest account, net..........    (92,255,483)   (121,876,697)
   Transfers for contract benefits and terminations............................    (70,276,687)    (61,811,958)
   Contract maintenance charges................................................    (16,380,962)    (17,034,281)
                                                                                --------------  --------------
  Net increase (decrease) in net assets from contractowner transactions........   (164,286,258)   (184,629,004)
                                                                                --------------  --------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          9,999              --
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (249,096,976)    (28,591,678)
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,288,159,072   1,316,750,750
                                                                                --------------  --------------

NET ASSETS -- END OF PERI OD................................................... $1,039,062,096  $1,288,159,072
                                                                                ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................             --              --
  Redeemed.....................................................................             --              --
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................             --              --
                                                                                ==============  ==============

UNIT ACTIVITY CLASS B
  Issued.......................................................................         36,790           1,277
  Redeemed.....................................................................        (48,662)        (16,247)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................        (11,872)        (14,970)
                                                                                ==============  ==============

                                                                                 EQ/FRANKLIN CORE BALANCED*
                                                                                ---------------------------
                                                                                    2011           2010
                                                                                ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ 10,074,172  $   7,925,639
  Net realized gain (loss) on investments......................................  (15,041,372)   (48,297,438)
  Change in unrealized appreciation (depreciation) of investments..............   (2,954,998)    89,802,920
                                                                                ------------  -------------
  Net Increase (decrease) in net assets from operations........................   (7,922,198)    49,431,121
                                                                                ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    6,599,941      7,950,275
   Transfers between funds including guaranteed interest account, net..........   22,045,570    (71,437,251)
   Transfers for contract benefits and terminations............................  (33,668,075)   (28,627,392)
   Contract maintenance charges................................................   (8,190,732)    (8,243,350)
                                                                                ------------  -------------
  Net increase (decrease) in net assets from contractowner transactions........  (13,213,296)  (100,357,718)
                                                                                ------------  -------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        9,998             --
                                                                                ------------  -------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (21,125,496)   (50,926,597)
NET ASSETS -- BEGINNING OF PERIOD..............................................  546,123,131    597,049,728
                                                                                ------------  -------------

NET ASSETS -- END OF PERI OD................................................... $524,997,635  $ 546,123,131
                                                                                ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           58             63
  Redeemed.....................................................................          (27)            (1)
                                                                                ------------  -------------
  Net Increase (Decrease)......................................................           31             62
                                                                                ============  =============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       24,104          4,879
  Redeemed.....................................................................      (25,513)       (15,898)
                                                                                ------------  -------------
  Net Increase (Decrease)......................................................       (1,409)       (11,019)
                                                                                ============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/FRANKLIN TEMPLETON
                                                                                          ALLOCATION*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    3,536,178  $    6,157,195
  Net realized gain (loss) on investments......................................    (36,044,051)    (48,402,797)
  Change in unrealized appreciation (depreciation) of investments..............    (44,944,292)    152,079,246
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................    (77,452,165)    109,833,644
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     23,407,427      24,331,477
   Transfers between funds including guaranteed interest account, net..........    (18,077,940)    (18,954,035)
   Transfers for contract benefits and terminations............................    (71,339,688)    (59,358,724)
   Contract maintenance charges................................................    (19,381,347)    (18,909,604)
                                                                                --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions........    (85,391,548)    (72,890,886)
                                                                                --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.             --              --
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (162,843,713)     36,942,758
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,378,300,270   1,341,357,512
                                                                                --------------  --------------

NET ASSETS -- END OF PERIOD.................................................... $1,215,456,557  $1,378,300,270
                                                                                ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................             76              43
  Redeemed.....................................................................            (27)             (3)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................             49              40
                                                                                ==============  ==============

UNIT ACTIVITY CLASS B
  Issued.......................................................................         42,013           9,195
  Redeemed.....................................................................        (52,781)        (19,113)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................        (10,768)         (9,918)
                                                                                ==============  ==============

                                                                                   EQ/GAMCO MERGERS AND
                                                                                       ACQUISITIONS*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (2,636,762) $ (2,295,384)
  Net realized gain (loss) on investments......................................   10,006,864     4,547,741
  Change in unrealized appreciation (depreciation) of investments..............   (8,149,018)    9,750,229
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................     (778,916)   12,002,586
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    4,189,091     4,201,579
   Transfers between funds including guaranteed interest account, net..........   33,663,357    36,633,851
   Transfers for contract benefits and terminations............................   (9,729,307)   (7,181,754)
   Contract maintenance charges................................................   (2,913,749)   (2,260,010)
                                                                                ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions........   25,209,392    31,393,666
                                                                                ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,000            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................   24,440,476    43,396,252
NET ASSETS -- BEGINNING OF PERIOD..............................................  181,486,132   138,089,880
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $205,926,608  $181,486,132
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          286           166
  Redeemed.....................................................................          (89)           (3)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          197           163
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       12,720         5,493
  Redeemed.....................................................................      (10,902)       (3,036)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................        1,818         2,457
                                                                                ============  ============

                                                                                  EQ/GAMCO SMALL COMPANY
                                                                                          VALUE*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $(12,041,569) $ (7,670,386)
  Net realized gain (loss) on investments......................................   50,995,699     7,145,762
  Change in unrealized appreciation (depreciation) of investments..............  (83,945,249)  194,551,939
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (44,991,119)  194,027,315
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   30,656,830    23,512,644
   Transfers between funds including guaranteed interest account, net..........   11,114,182    74,286,097
   Transfers for contract benefits and terminations............................  (41,775,549)  (29,712,014)
   Contract maintenance charges................................................  (11,976,411)   (9,812,593)
                                                                                ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions........  (11,980,948)   58,274,134
                                                                                ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,002            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (56,962,065)  252,301,449
NET ASSETS -- BEGINNING OF PERIOD..............................................  872,302,060   620,000,611
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $815,339,995  $872,302,060
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................        2,020         1,283
  Redeemed.....................................................................         (402)          (50)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................        1,618         1,233
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       15,118         4,836
  Redeemed.....................................................................      (16,128)       (3,679)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (1,010)        1,157
                                                                                ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                   EQ/GLOBAL BOND PLUS*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  9,391,657  $  6,411,792
  Net realized gain (loss) on investments......................................   (4,065,919)  (11,435,204)
  Change in unrealized appreciation (depreciation) of investments..............    8,494,958    24,553,768
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................   13,820,696    19,530,356
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    7,805,717     8,242,445
   Transfers between funds including guaranteed interest account, net..........   53,793,222    62,114,094
   Transfers for contract benefits and terminations............................  (31,197,036)  (23,627,301)
   Contract maintenance charges................................................   (6,787,907)   (5,907,904)
                                                                                ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions........   23,613,996    40,821,334
                                                                                ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       86,862      (104,316)
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................   37,521,554    60,247,374
NET ASSETS -- BEGINNING OF PERIOD..............................................  474,479,427   414,232,053
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $512,000,981  $474,479,427
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          570           245
  Redeemed.....................................................................         (360)         (107)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          210           138
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       27,814        11,764
  Redeemed.....................................................................      (26,028)       (8,434)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................        1,786         3,330
                                                                                ============  ============

                                                                                    EQ/GLOBAL MULTI-SECTOR
                                                                                            EQUITY*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    2,313,839  $   (4,071,620)
  Net realized gain (loss) on investments......................................    (62,532,210)    (93,814,827)
  Change in unrealized appreciation (depreciation) of investments..............    (78,779,171)    195,853,821
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................   (138,997,542)     97,967,374
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     13,583,381      17,930,470
   Transfers between funds including guaranteed interest account, net..........    (80,264,970)    (43,139,517)
   Transfers for contract benefits and terminations............................    (56,943,878)    (51,708,000)
   Contract maintenance charges................................................    (14,496,142)    (15,496,696)
                                                                                --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions........   (138,121,609)    (92,413,746)
                                                                                --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         25,002               3
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (277,094,149)      5,553,628
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,136,406,800   1,130,853,172
                                                                                --------------  --------------

NET ASSETS -- END OF PERIOD.................................................... $  859,312,651  $1,136,406,800
                                                                                ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................            189             192
  Redeemed.....................................................................            (59)            (20)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................            130             172
                                                                                ==============  ==============

UNIT ACTIVITY CLASS B
  Issued.......................................................................         25,512           5,663
  Redeemed.....................................................................        (32,404)        (10,964)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................         (6,892)         (5,301)
                                                                                ==============  ==============

                                                                                EQ/INTERMEDIATE GOVERNMENT
                                                                                        BOND INDEX*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (4,130,960) $   (950,110)
  Net realized gain (loss) on investments......................................    4,490,968        11,700
  Change in unrealized appreciation (depreciation) of investments..............   14,122,971    10,662,192
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................   14,482,979     9,723,782
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   45,773,295    58,835,387
   Transfers between funds including guaranteed interest account, net..........   29,777,337   (14,557,934)
   Transfers for contract benefits and terminations............................  (29,568,007)  (27,784,102)
   Contract maintenance charges................................................   (4,679,431)   (4,338,587)
                                                                                ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions........   41,303,194    12,154,764
                                                                                ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,000            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................   55,796,173    21,878,546
NET ASSETS -- BEGINNING OF PERIOD..............................................  391,665,216   369,786,670
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $447,461,389  $391,665,216
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           --            --
  Redeemed.....................................................................           --            --
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           --            --
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       30,027        15,689
  Redeemed.....................................................................      (25,461)      (13,481)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................        4,566         2,208
                                                                                ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                EQ/INTERNATIONAL CORE PLUS*
                                                                                ---------------------------
                                                                                     2011          2010
                                                                                -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   8,945,111  $  2,336,295
  Net realized gain (loss) on investments......................................   (30,871,558)  (38,528,670)
  Change in unrealized appreciation (depreciation) of investments..............  (114,393,240)   90,147,494
                                                                                -------------  ------------
  Net Increase (decrease) in net assets from operations........................  (136,319,687)   53,955,119
                                                                                -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    12,881,872    17,014,839
   Transfers between funds including guaranteed interest account, net..........    (1,101,636)   (5,643,923)
   Transfers for contract benefits and terminations............................   (43,918,690)  (38,198,114)
   Contract maintenance charges................................................    (9,587,667)   (9,621,790)
                                                                                -------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........   (41,726,121)  (36,448,988)
                                                                                -------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        17,961        21,998
                                                                                -------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (178,027,847)   17,528,129
NET ASSETS -- BEGINNING OF PERIOD..............................................   786,848,640   769,320,511
                                                                                -------------  ------------
NET ASSETS -- END OF PERIOD.................................................... $ 608,820,793  $786,848,640
                                                                                =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           223           269
  Redeemed.....................................................................          (145)          (80)
                                                                                -------------  ------------
  Net Increase (Decrease)......................................................            78           189
                                                                                =============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................        19,256         5,530
  Redeemed.....................................................................       (22,482)       (8,709)
                                                                                -------------  ------------
  Net Increase (Decrease)......................................................        (3,226)       (3,179)
                                                                                =============  ============

                                                                                EQ/INTERNATIONAL EQUITY INDEX*
                                                                                -----------------------------
                                                                                     2011           2010
                                                                                -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   7,993,671   $  4,998,147
  Net realized gain (loss) on investments......................................   (64,998,237)   (75,518,603)
  Change in unrealized appreciation (depreciation) of investments..............   (25,254,165)    91,853,963
                                                                                -------------   ------------
  Net Increase (decrease) in net assets from operations........................   (82,258,731)    21,333,507
                                                                                -------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    10,146,413     13,350,290
   Transfers between funds including guaranteed interest account, net..........   (24,651,154)   (32,985,851)
   Transfers for contract benefits and terminations............................   (35,162,957)   (31,609,278)
   Contract maintenance charges................................................    (8,795,508)    (9,184,793)
                                                                                -------------   ------------
  Net increase (decrease) in net assets from contractowner transactions........   (58,463,206)   (60,429,632)
                                                                                -------------   ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        10,002             --
                                                                                -------------   ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (140,711,935)   (39,096,125)
NET ASSETS -- BEGINNING OF PERIOD..............................................   664,656,308    703,752,433
                                                                                -------------   ------------
NET ASSETS -- END OF PERIOD.................................................... $ 523,944,373   $664,656,308
                                                                                =============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           128            106
  Redeemed.....................................................................           (46)            (4)
                                                                                -------------   ------------
  Net Increase (Decrease)......................................................            82            102
                                                                                =============   ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................        25,807         (4,302)
  Redeemed.....................................................................       (30,577)        (9,558)
                                                                                -------------   ------------
  Net Increase (Decrease)......................................................        (4,770)        (5,256)
                                                                                =============   ============

                                                                                 EQ/INTERNATIONAL ETF*
                                                                                ----------------------
                                                                                   2011        2010
                                                                                ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   75,568  $   53,285
  Net realized gain (loss) on investments......................................    145,066      77,869
  Change in unrealized appreciation (depreciation) of investments..............   (868,083)    137,277
                                                                                ----------  ----------
  Net Increase (decrease) in net assets from operations........................   (647,449)    268,431
                                                                                ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    946,520     941,249
   Transfers between funds including guaranteed interest account, net..........    429,559     301,281
   Transfers for contract benefits and terminations............................    (43,523)    (29,518)
   Contract maintenance charges................................................       (288)         --
                                                                                ----------  ----------
  Net increase (decrease) in net assets from contractowner transactions........  1,332,268   1,213,012
                                                                                ----------  ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.     10,001          --
                                                                                ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..............................................    694,820   1,481,443
NET ASSETS -- BEGINNING OF PERIOD..............................................  3,466,280   1,984,837
                                                                                ----------  ----------
NET ASSETS -- END OF PERIOD.................................................... $4,161,100  $3,466,280
                                                                                ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................        226         137
  Redeemed.....................................................................       (100)        (12)
                                                                                ----------  ----------
  Net Increase (Decrease)......................................................        126         125
                                                                                ==========  ==========

UNIT ACTIVITY CLASS B
  Issued.......................................................................         --          --
  Redeemed.....................................................................         --          --
                                                                                ----------  ----------
  Net Increase (Decrease)......................................................         --          --
                                                                                ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                EQ/INTERNATIONAL VALUE PLUS*
                                                                                ---------------------------
                                                                                     2011          2010
                                                                                -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   3,055,103  $ (4,996,923)
  Net realized gain (loss) on investments......................................   (42,789,971)  (46,214,094)
  Change in unrealized appreciation (depreciation) of investments..............   (78,839,087)   79,693,302
                                                                                -------------  ------------
  Net Increase (decrease) in net assets from operations........................  (118,573,955)   28,482,285
                                                                                -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    11,109,488    19,881,418
   Transfers between funds including guaranteed interest account, net..........   (30,008,576)   (2,706,603)
   Transfers for contract benefits and terminations............................   (40,740,419)  (39,464,023)
   Contract maintenance charges................................................    (8,507,720)   (8,865,559)
                                                                                -------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........   (68,147,227)  (31,154,767)
                                                                                -------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        17,727        12,971
                                                                                -------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (186,703,455)   (2,659,511)
NET ASSETS -- BEGINNING OF PERIOD..............................................   740,643,364   743,302,875
                                                                                -------------  ------------
NET ASSETS -- END OF PERIOD.................................................... $ 553,939,909  $740,643,364
                                                                                =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           207           411
  Redeemed.....................................................................          (144)         (121)
                                                                                -------------  ------------
  Net Increase (Decrease)......................................................            63           290
                                                                                =============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................        19,960         5,876
  Redeemed.....................................................................       (24,276)       (8,184)
                                                                                -------------  ------------
  Net Increase (Decrease)......................................................        (4,316)       (2,308)
                                                                                =============  ============

                                                                                     EQ/JPMORGAN VALUE
                                                                                      OPPORTUNITIES*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (1,090,151) $   (330,695)
  Net realized gain (loss) on investments......................................   (7,541,764)  (15,337,191)
  Change in unrealized appreciation (depreciation) of investments..............   (9,451,943)   42,809,362
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (18,083,858)   27,141,476
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    6,270,814     9,000,248
   Transfers between funds including guaranteed interest account, net..........   (3,578,944)    9,752,342
   Transfers for contract benefits and terminations............................  (21,464,787)  (20,411,208)
   Contract maintenance charges................................................   (2,630,337)   (2,524,569)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (21,403,254)   (4,183,187)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,001            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (39,477,111)   22,958,289
NET ASSETS -- BEGINNING OF PERIOD..............................................  281,296,552   258,338,263
                                                                                ------------  ------------
NET ASSETS -- END OF PERIOD.................................................... $241,819,441  $281,296,552
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          275           173
  Redeemed.....................................................................         (172)          (10)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          103           163
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................        6,058         4,040
  Redeemed.....................................................................       (7,853)       (4,472)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (1,795)         (432)
                                                                                ============  ============

                                                                                  EQ/LARGE CAP CORE PLUS
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   (649,541) $   (703,941)
  Net realized gain (loss) on investments......................................    1,025,758     5,950,445
  Change in unrealized appreciation (depreciation) of investments..............   (8,429,082)   12,483,696
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................   (8,052,865)   17,730,200
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    2,547,113     3,378,773
   Transfers between funds including guaranteed interest account, net..........   (3,403,052)   (1,379,102)
   Transfers for contract benefits and terminations............................  (14,023,825)  (13,141,839)
   Contract maintenance charges................................................   (1,539,500)   (1,507,734)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (16,419,264)  (12,649,902)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,000            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (24,462,129)    5,080,298
NET ASSETS -- BEGINNING OF PERIOD..............................................  158,869,799   153,789,501
                                                                                ------------  ------------
NET ASSETS -- END OF PERIOD.................................................... $134,407,670  $158,869,799
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           --            --
  Redeemed.....................................................................           --            --
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           --            --
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................        2,871         1,377
  Redeemed.....................................................................       (4,565)       (2,891)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (1,694)       (1,514)
                                                                                ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                EQ/LARGE CAP GROWTH INDEX*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (1,998,695) $ (1,599,272)
  Net realized gain (loss) on investments......................................   13,613,801     4,081,061
  Change in unrealized appreciation (depreciation) of investments..............   (8,197,628)   39,038,701
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................    3,417,478    41,520,490
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    6,895,512     8,708,376
   Transfers between funds including guaranteed interest account, net..........   10,892,275    (7,012,053)
   Transfers for contract benefits and terminations............................  (25,590,200)  (22,541,290)
   Contract maintenance charges................................................   (3,848,166)   (3,501,836)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (11,650,579)  (24,346,803)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,002            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (8,223,099)   17,173,687
NET ASSETS -- BEGINNING OF PERIOD..............................................  334,425,287   317,251,600
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD                                                     $326,202,188  $334,425,287
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          258           183
  Redeemed.....................................................................          (93)          (28)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          165           155
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       14,404         4,253
  Redeemed.....................................................................      (16,284)       (7,903)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (1,880)       (3,650)
                                                                                ============  ============

                                                                                EQ/LARGE CAP GROWTH PLUS* (F)
                                                                                ----------------------------
                                                                                    2011           2010
                                                                                ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (4,196,298)  $ (2,665,001)
  Net realized gain (loss) on investments......................................    4,638,185     (2,058,115)
  Change in unrealized appreciation (depreciation) of investments..............  (29,171,977)    34,373,610
                                                                                ------------   ------------
  Net Increase (decrease) in net assets from operations........................  (28,730,090)    29,650,494
                                                                                ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    7,754,849      6,983,905
   Transfers between funds including guaranteed interest account, net..........  301,140,982     (8,881,962)
   Transfers for contract benefits and terminations............................  (29,312,087)   (15,689,813)
   Contract maintenance charges................................................   (5,327,835)    (2,688,173)
                                                                                ------------   ------------
  Net increase (decrease) in net assets from contractowner transactions........  274,255,909    (20,276,043)
                                                                                ------------   ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,000             --
                                                                                ------------   ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  245,535,819      9,374,451
NET ASSETS -- BEGINNING OF PERIOD..............................................  262,049,451    252,675,000
                                                                                ------------   ------------

NET ASSETS -- END OF PERIOD                                                     $507,585,270   $262,049,451
                                                                                ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          193             93
  Redeemed.....................................................................         (102)           (14)
                                                                                ------------   ------------
  Net Increase (Decrease)......................................................           91             79
                                                                                ============   ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       32,813          1,929
  Redeemed.....................................................................      (13,596)        (3,524)
                                                                                ------------   ------------
  Net Increase (Decrease)......................................................       19,217         (1,595)
                                                                                ============   ============

                                                                                EQ/LARGE CAP VALUE INDEX* (G)
                                                                                ----------------------------
                                                                                    2011           2010
                                                                                ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    603,316   $     57,450
  Net realized gain (loss) on investments......................................  (22,677,009)   (17,662,023)
  Change in unrealized appreciation (depreciation) of investments..............   23,174,305     31,190,003
                                                                                ------------   ------------
  Net Increase (decrease) in net assets from operations........................    1,100,612     13,585,430
                                                                                ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    4,604,817      4,653,486
   Transfers between funds including guaranteed interest account, net..........  144,598,466      5,143,141
   Transfers for contract benefits and terminations............................  (11,769,742)    (4,978,531)
   Contract maintenance charges................................................   (3,224,606)    (1,671,559)
                                                                                ------------   ------------
  Net increase (decrease) in net assets from contractowner transactions........  134,208,935      3,146,537
                                                                                ------------   ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        9,997             --
                                                                                ------------   ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  135,319,544     16,731,967
NET ASSETS -- BEGINNING OF PERIOD..............................................  120,935,629    104,203,662
                                                                                ------------   ------------

NET ASSETS -- END OF PERIOD                                                     $256,255,173   $120,935,629
                                                                                ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          157             93
  Redeemed.....................................................................          (84)           (11)
                                                                                ------------   ------------
  Net Increase (Decrease)......................................................           73             82
                                                                                ============   ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       47,469          4,665
  Redeemed.....................................................................      (23,761)        (4,280)
                                                                                ------------   ------------
  Net Increase (Decrease)......................................................       23,708            385
                                                                                ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                   EQ/LARGE CAP VALUE PLUS*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   (3,722,698) $   (3,572,302)
  Net realized gain (loss) on investments......................................    (65,119,242)    (79,295,631)
  Change in unrealized appreciation (depreciation) of investments..............      1,633,641     201,532,934
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................    (67,208,299)    118,665,001
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     12,228,570      14,109,750
   Transfers between funds including guaranteed interest account, net..........    (49,004,609)    (57,748,572)
   Transfers for contract benefits and terminations............................    (77,866,151)    (72,783,534)
   Contract maintenance charges................................................    (13,839,555)    (14,517,732)
                                                                                --------------  --------------
  Net increase (decrease) in net assets from contractowner transactions........   (128,481,745)   (130,940,088)
                                                                                --------------  --------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          9,999              --
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (195,680,045)    (12,275,087)
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,168,874,647   1,181,149,734
                                                                                --------------  --------------

NET ASSETS -- END OF PERIOD.................................................... $  973,194,602  $1,168,874,647
                                                                                ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................             92             104
  Redeemed.....................................................................            (77)             (2)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................             15             102
                                                                                ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.......................................................................         39,282           1,260
  Redeemed.....................................................................        (50,515)        (13,798)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................        (11,233)        (12,538)
                                                                                ==============  ==============

                                                                                 EQ/LORD ABBETT LARGE CAP
                                                                                           CORE*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (1,555,827) $ (1,829,718)
  Net realized gain (loss) on investments......................................   12,278,772       764,286
  Change in unrealized appreciation (depreciation) of investments..............  (31,951,329)   21,860,374
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (21,228,384)   20,794,942
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    6,393,877     7,190,672
   Transfers between funds including guaranteed interest account, net..........   12,373,566    18,698,798
   Transfers for contract benefits and terminations............................  (10,231,541)   (7,562,569)
   Contract maintenance charges................................................   (2,836,483)   (2,345,017)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........    5,699,419    15,981,884
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.           --            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (15,528,965)   36,776,826
NET ASSETS -- BEGINNING OF PERIOD..............................................  191,944,843   155,168,017
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $176,415,878  $191,944,843
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           --            --
  Redeemed.....................................................................           --            --
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           --            --
                                                                                ============  ============
UNIT ACTIVITY CLASS B
  Issued.......................................................................       12,159         5,493
  Redeemed.....................................................................      (11,849)       (4,032)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          310         1,461
                                                                                ============  ============

                                                                                EQ/MFS INTERNATIONAL GROWTH*
                                                                                --------------------------
                                                                                    2011           2010
                                                                                ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (3,156,841)  $ (1,539,936)
  Net realized gain (loss) on investments......................................   14,735,157    (12,960,436)
  Change in unrealized appreciation (depreciation) of investments..............  (57,122,173)    54,538,719
                                                                                ------------   ------------
  Net Increase (decrease) in net assets from operations........................  (45,543,857)    40,038,347
                                                                                ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   10,962,807     12,615,167
   Transfers between funds including guaranteed interest account, net..........   11,540,240     70,815,470
   Transfers for contract benefits and terminations............................  (17,926,168)   (12,777,936)
   Contract maintenance charges................................................   (5,444,863)    (4,359,648)
                                                                                ------------   ------------
  Net increase (decrease) in net assets from contractowner transactions........     (867,984)    66,293,053
                                                                                ------------   ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,000             --
                                                                                ------------   ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (46,401,841)   106,331,400
NET ASSETS -- BEGINNING OF PERIOD..............................................  378,499,268    272,167,868
                                                                                ------------   ------------

NET ASSETS -- END OF PERIOD.................................................... $332,097,427   $378,499,268
                                                                                ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          362            270
  Redeemed.....................................................................         (154)          (144)
                                                                                ------------   ------------
  Net Increase (Decrease)......................................................          208            126
                                                                                ============   ============
UNIT ACTIVITY CLASS B
  Issued.......................................................................       18,469         11,475
  Redeemed.....................................................................      (18,267)        (5,927)
                                                                                ------------   ------------
  Net Increase (Decrease)......................................................          202          5,548
                                                                                ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     EQ/MID CAP INDEX*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (5,935,610) $ (4,804,345)
  Net realized gain (loss) on investments......................................  (26,940,767)  (53,827,554)
  Change in unrealized appreciation (depreciation) of investments..............    8,939,264   203,223,970
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (23,937,113)  144,592,071
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   11,576,104    13,019,432
   Transfers between funds including guaranteed interest account, net..........  (32,034,388)  (31,800,373)
   Transfers for contract benefits and terminations............................  (44,019,394)  (34,995,676)
   Contract maintenance charges................................................   (9,379,343)   (8,962,624)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (73,857,021)  (62,739,241)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       37,783        53,718
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (97,756,351)   81,906,548
NET ASSETS -- BEGINNING OF PERIOD..............................................  734,556,931   652,650,383
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $636,800,580  $734,556,931
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          302           211
  Redeemed.....................................................................         (185)          (26)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          117           185
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       26,078         4,368
  Redeemed.....................................................................      (32,152)      (10,648)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (6,074)       (6,280)
                                                                                ============  ============

                                                                                    EQ/MID CAP VALUE PLUS*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   (6,510,644) $   (5,227,522)
  Net realized gain (loss) on investments......................................    (57,064,876)   (124,431,143)
  Change in unrealized appreciation (depreciation) of investments..............    (45,450,648)    332,475,742
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................   (109,026,168)    202,817,077
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     11,279,012      15,635,307
   Transfers between funds including guaranteed interest account, net..........    (59,373,885)   (109,598,303)
   Transfers for contract benefits and terminations............................    (64,888,459)    (59,654,561)
   Contract maintenance charges................................................    (14,303,820)    (15,073,590)
                                                                                --------------  --------------
  Net increase (decrease) in net assets from contractowner transactions........   (127,287,152)   (168,691,147)
                                                                                --------------  --------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          9,997              --
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (236,303,323)     34,125,930
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,137,023,786   1,102,897,856
                                                                                --------------  --------------

NET ASSETS -- END OF PERIOD.................................................... $  900,720,463  $1,137,023,786
                                                                                ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................             66              34
  Redeemed.....................................................................            (36)             (9)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................             30              25
                                                                                ==============  ==============

UNIT ACTIVITY CLASS B
  Issued.......................................................................         30,477           2,106
  Redeemed.....................................................................        (38,944)        (14,942)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................         (8,467)        (12,836)
                                                                                ==============  ==============

                                                                                      EQ/MONEY MARKET*
                                                                                ----------------------------
                                                                                     2011           2010
                                                                                -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (9,640,902) $ (11,461,435)
  Net realized gain (loss) on investments......................................        (5,664)       (34,619)
  Change in unrealized appreciation (depreciation) of investments..............       (82,757)        93,700
                                                                                -------------  -------------
  Net Increase (decrease) in net assets from operations........................    (9,729,323)   (11,402,354)
                                                                                -------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   600,679,674    211,662,332
   Transfers between funds including guaranteed interest account, net..........  (347,945,831)  (251,321,649)
   Transfers for contract benefits and terminations............................  (207,112,460)  (206,937,596)
   Contract maintenance charges................................................    (7,404,516)    (8,713,003)
                                                                                -------------  -------------
  Net increase (decrease) in net assets from contractowner transactions........    38,216,867   (255,309,916)
                                                                                -------------  -------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.            --             --
                                                                                -------------  -------------

INCREASE (DECREASE) IN NET ASSETS..............................................    28,487,544   (266,712,270)
NET ASSETS -- BEGINNING OF PERIOD..............................................   674,962,535    941,674,805
                                                                                -------------  -------------

NET ASSETS -- END OF PERIOD.................................................... $ 703,450,079  $ 674,962,535
                                                                                =============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................         9,796             --
  Redeemed.....................................................................        (7,068)            --
                                                                                -------------  -------------
  Net Increase (Decrease)......................................................         2,728             --
                                                                                =============  =============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       513,586         94,244
  Redeemed.....................................................................      (493,238)       (90,015)
                                                                                -------------  -------------
  Net Increase (Decrease)......................................................        20,348          4,229
                                                                                =============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   EQ/MONTAG & CALDWELL
                                                                                          GROWTH*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (1,554,482) $ (1,562,532)
  Net realized gain (loss) on investments......................................    4,604,786    (3,832,437)
  Change in unrealized appreciation (depreciation) of investments..............     (729,842)   15,990,596
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................    2,320,462    10,595,627
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    4,696,079     6,424,399
   Transfers between funds including guaranteed interest account, net..........   (9,974,453)   (5,491,466)
   Transfers for contract benefits and terminations............................   (7,940,812)   (7,731,372)
   Contract maintenance charges................................................   (2,213,752)   (2,398,972)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (15,432,938)   (9,197,411)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.           --            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (13,112,476)    1,398,216
NET ASSETS -- BEGINNING OF PERIOD..............................................  174,190,074   172,791,858
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $161,077,598  $174,190,074
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          366           477
  Redeemed.....................................................................         (159)          (20)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          207           457
                                                                                ============  ============
UNIT ACTIVITY CLASS B
  Issued.......................................................................       23,686         6,962
  Redeemed.....................................................................      (26,946)      (10,137)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (3,260)       (3,175)
                                                                                ============  ============

                                                                                 EQ/MORGAN STANLEY MID CAP
                                                                                          GROWTH*
                                                                                ---------------------------
                                                                                     2011          2010
                                                                                -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (7,901,567) $ (6,483,463)
  Net realized gain (loss) on investments......................................    81,527,114     2,139,710
  Change in unrealized appreciation (depreciation) of investments..............  (132,852,052)  134,660,911
                                                                                -------------  ------------
  Net Increase (decrease) in net assets from operations........................   (59,226,505)  130,317,158
                                                                                -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    22,203,213    19,088,458
   Transfers between funds including guaranteed interest account, net..........    37,863,905    88,611,674
   Transfers for contract benefits and terminations............................   (35,091,888)  (23,291,011)
   Contract maintenance charges................................................    (9,199,344)   (6,757,222)
                                                                                -------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........    15,775,886    77,651,899
                                                                                -------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        10,000            --
                                                                                -------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (43,440,619)  207,969,057
NET ASSETS -- BEGINNING OF PERIOD..............................................   614,424,419   406,455,362
                                                                                -------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $ 570,983,800  $614,424,419
                                                                                =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................         1,011           590
  Redeemed.....................................................................          (285)         (137)
                                                                                -------------  ------------
  Net Increase (Decrease)......................................................           726           453
                                                                                =============  ============
UNIT ACTIVITY CLASS B
  Issued.......................................................................        23,875        11,688
  Redeemed.....................................................................       (23,657)       (7,010)
                                                                                -------------  ------------
  Net Increase (Decrease)......................................................           218         4,678
                                                                                =============  ============

                                                                                EQ/MUTUAL LARGE CAP EQUITY*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (1,309,262) $    686,220
  Net realized gain (loss) on investments......................................   (9,527,288)  (15,707,826)
  Change in unrealized appreciation (depreciation) of investments..............   (1,353,986)   36,768,566
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (12,190,536)   21,746,960
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    2,771,916     3,479,102
   Transfers between funds including guaranteed interest account, net..........  (12,739,768)  (18,211,997)
   Transfers for contract benefits and terminations............................  (11,427,620)  (10,895,006)
   Contract maintenance charges................................................   (3,466,743)   (3,624,570)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (24,862,215)  (29,252,471)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        9,998            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (37,042,753)   (7,505,511)
NET ASSETS -- BEGINNING OF PERIOD..............................................  231,049,778   238,555,289
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $194,007,025  $231,049,778
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           51            48
  Redeemed.....................................................................          (21)           (1)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           30            47
                                                                                ============  ============
UNIT ACTIVITY CLASS B
  Issued.......................................................................        5,870         1,203
  Redeemed.....................................................................       (8,716)       (4,866)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (2,846)       (3,663)
                                                                                ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/OPPENHEIMER GLOBAL*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (2,046,135) $ (1,594,990)
  Net realized gain (loss) on investments......................................    6,265,079    (5,794,188)
  Change in unrealized appreciation (depreciation) of investments..............  (37,740,991)   31,989,119
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (33,522,047)   24,599,941
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   14,420,197    13,281,583
   Transfers between funds including guaranteed interest account, net..........   72,762,469    55,292,392
   Transfers for contract benefits and terminations............................  (14,183,966)   (8,293,582)
   Contract maintenance charges................................................   (4,237,300)   (2,762,472)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........   68,761,400    57,517,921
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.           --             3
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................   35,239,353    82,117,865
NET ASSETS -- BEGINNING OF PERIOD..............................................  245,178,138   163,060,273
                                                                                ------------  ------------
NET ASSETS -- END OF PERIOD.................................................... $280,417,491  $245,178,138
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          616           306
  Redeemed.....................................................................         (162)          (43)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          454           263
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       20,642        10,580
  Redeemed.....................................................................      (14,797)       (5,120)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................        5,845         5,460
                                                                                ============  ============

                                                                                  EQ/PIMCO ULTRA SHORT BOND*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (12,081,290) $  (16,660,452)
  Net realized gain (loss) on investments......................................    (12,969,821)    (32,817,732)
  Change in unrealized appreciation (depreciation) of investments..............      4,551,855      40,441,026
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................    (20,499,256)     (9,037,158)
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     20,474,715      35,647,672
   Transfers between funds including guaranteed interest account, net..........    (22,097,758)    (36,975,938)
   Transfers for contract benefits and terminations............................    (85,324,057)    (90,378,169)
   Contract maintenance charges................................................    (17,335,189)    (19,746,167)
                                                                                --------------  --------------
  Net increase (decrease) in net assets from contractowner transactions........   (104,282,289)   (111,452,602)
                                                                                --------------  --------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         10,000              --
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (124,771,545)   (120,489,760)
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,294,765,559   1,415,255,319
                                                                                --------------  --------------
NET ASSETS -- END OF PERIOD.................................................... $1,169,994,014  $1,294,765,559
                                                                                ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          1,678           1,539
  Redeemed.....................................................................         (1,167)           (209)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................            511           1,330
                                                                                ==============  ==============

UNIT ACTIVITY CLASS B
  Issued.......................................................................         70,846          32,281
  Redeemed.....................................................................        (81,152)        (43,958)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................        (10,306)        (11,677)
                                                                                ==============  ==============

                                                                                   EQ/QUALITY BOND PLUS*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  4,645,854  $ 52,128,835
  Net realized gain (loss) on investments......................................  (12,266,119)   (6,003,038)
  Change in unrealized appreciation (depreciation) of investments..............    6,355,955   (19,985,136)
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................   (1,264,310)   26,140,661
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   24,754,700    34,150,025
   Transfers between funds including guaranteed interest account, net..........  (24,697,967)   (9,692,627)
   Transfers for contract benefits and terminations............................  (37,001,498)  (36,306,894)
   Contract maintenance charges................................................   (7,141,775)   (7,338,590)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (44,086,540)  (19,188,086)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.           --            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (45,350,850)    6,952,575
NET ASSETS -- BEGINNING OF PERIOD..............................................  565,295,738   558,343,163
                                                                                ------------  ------------
NET ASSETS -- END OF PERIOD.................................................... $519,944,888  $565,295,738
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           --            --
  Redeemed.....................................................................           --            --
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           --            --
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       24,213        11,067
  Redeemed.....................................................................      (27,455)      (12,329)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (3,242)       (1,262)
                                                                                ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                  EQ/SMALL COMPANY INDEX*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (3,846,725) $ (2,260,703)
  Net realized gain (loss) on investments......................................   33,177,772   (24,935,414)
  Change in unrealized appreciation (depreciation) of investments..............  (54,463,263)  125,792,660
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (25,132,216)   98,596,543
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   11,372,509    14,071,255
   Transfers between funds including guaranteed interest account, net..........  (24,868,278)  (17,676,567)
   Transfers for contract benefits and terminations............................  (26,000,265)  (20,362,790)
   Contract maintenance charges................................................   (6,387,779)   (5,991,684)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (45,883,813)  (29,959,786)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,000            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (71,006,029)   68,636,757
NET ASSETS -- BEGINNING OF PERIOD..............................................  508,784,233   440,147,476
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $437,778,204  $508,784,233
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          216           214
  Redeemed.....................................................................         (137)          (22)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           79           192
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       15,949         4,584
  Redeemed.....................................................................      (19,036)       (7,147)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (3,087)       (2,563)
                                                                                ============  ============

                                                                                  EQ/T. ROWE PRICE GROWTH
                                                                                          STOCK*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (6,118,796) $ (4,924,523)
  Net realized gain (loss) on investments......................................    5,162,523    (2,732,322)
  Change in unrealized appreciation (depreciation) of investments..............  (13,360,596)   56,083,078
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (14,316,869)   48,426,233
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   18,172,867    21,494,187
   Transfers between funds including guaranteed interest account, net..........   20,930,830    41,257,431
   Transfers for contract benefits and terminations............................  (25,928,337)  (17,689,907)
   Contract maintenance charges................................................   (5,404,524)   (4,308,822)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........    7,770,836    40,752,889
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        9,997            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................   (6,536,036)   89,179,122
NET ASSETS -- BEGINNING OF PERIOD..............................................  402,261,538   313,082,416
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $395,725,502  $402,261,538
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          639           567
  Redeemed.....................................................................         (193)         (127)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          446           440
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................       18,034         8,662
  Redeemed.....................................................................      (17,255)       (4,967)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          779         3,695
                                                                                ============  ============

                                                                                EQ/TEMPLETON GLOBAL EQUITY*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    513,489  $    (58,709)
  Net realized gain (loss) on investments......................................   (7,277,283)  (11,950,986)
  Change in unrealized appreciation (depreciation) of investments..............  (11,497,469)   23,739,286
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (18,261,263)   11,729,591
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    5,788,966     6,851,036
   Transfers between funds including guaranteed interest account, net..........    2,727,929     3,687,608
   Transfers for contract benefits and terminations............................  (10,543,828)   (8,887,410)
   Contract maintenance charges................................................   (2,983,239)   (2,856,263)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........   (5,010,172)   (1,205,029)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        9,998            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (23,261,437)   10,524,562
NET ASSETS -- BEGINNING OF PERIOD..............................................  194,226,931   183,702,369
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $170,965,494  $194,226,931
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          110           105
  Redeemed.....................................................................          (53)          (18)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           57            87
                                                                                ============  ============

UNIT ACTIVITY CLASS B
  Issued.......................................................................        8,107         3,697
  Redeemed.....................................................................       (8,761)       (3,946)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................         (654)         (249)
                                                                                ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                 EQ/UBS GROWTH & INCOME*
                                                                                ------------------------
                                                                                    2011         2010
                                                                                -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (470,528) $  (494,021)
  Net realized gain (loss) on investments......................................    (238,060)  (2,127,239)
  Change in unrealized appreciation (depreciation) of investments..............  (2,235,090)   9,628,253
                                                                                -----------  -----------
  Net Increase (decrease) in net assets from operations........................  (2,943,678)   7,006,993
                                                                                -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   3,138,369    4,282,687
   Transfers between funds including guaranteed interest account, net..........   4,644,067     (980,741)
   Transfers for contract benefits and terminations............................  (3,421,163)  (3,187,709)
   Contract maintenance charges................................................    (978,710)    (892,945)
                                                                                -----------  -----------
  Net increase (decrease) in net assets from contractowner transactions........   3,382,563     (778,708)
                                                                                -----------  -----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          --           --
                                                                                -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..............................................     438,885    6,228,285
NET ASSETS -- BEGINNING OF PERIOD..............................................  70,027,353   63,799,068
                                                                                -----------  -----------

NET ASSETS -- END OF PERIOD.................................................... $70,466,238  $70,027,353
                                                                                ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          --           --
  Redeemed.....................................................................          --           --
                                                                                -----------  -----------
  Net Increase (Decrease)......................................................          --           --
                                                                                ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.......................................................................      13,292        5,058
  Redeemed.....................................................................     (12,396)      (4,631)
                                                                                -----------  -----------
  Net Increase (Decrease)......................................................         896          427
                                                                                ===========  ===========

                                                                                  EQ/VAN KAMPEN COMSTOCK*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   (305,108) $   (540,884)
  Net realized gain (loss) on investments......................................   (2,981,340)   (9,464,917)
  Change in unrealized appreciation (depreciation) of investments..............   (6,069,576)   37,945,921
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................   (9,356,024)   27,940,120
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    5,376,414     5,581,392
   Transfers between funds including guaranteed interest account, net..........   22,589,584       556,523
   Transfers for contract benefits and terminations............................  (14,848,024)  (11,285,117)
   Contract maintenance charges................................................   (3,662,957)   (3,263,131)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........    9,455,017    (8,410,333)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.           --            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................       98,993    19,529,787
NET ASSETS -- BEGINNING OF PERIOD..............................................  238,921,317   219,391,530
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $239,020,310  $238,921,317
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................          101            87
  Redeemed.....................................................................          (42)           (4)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           59            83
                                                                                ============  ============
UNIT ACTIVITY CLASS B
  Issued.......................................................................        9,637         2,566
  Redeemed.....................................................................       (8,851)       (3,651)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................          786        (1,085)
                                                                                ============  ============

                                                                                   EQ/WELLS FARGO OMEGA
                                                                                          GROWTH*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (7,144,859) $ (4,851,626)
  Net realized gain (loss) on investments......................................   28,323,596    13,444,641
  Change in unrealized appreciation (depreciation) of investments..............  (63,334,553)   44,175,021
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (42,155,816)   52,768,036
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   22,576,367    17,657,805
   Transfers between funds including guaranteed interest account, net..........  133,274,686    67,388,141
   Transfers for contract benefits and terminations............................  (24,897,217)  (15,511,156)
   Contract maintenance charges................................................   (6,762,743)   (4,493,713)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  124,191,093    65,041,077
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       20,001         9,999
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................   82,055,278   117,819,112
NET ASSETS -- BEGINNING OF PERIOD..............................................  413,264,821   295,445,709
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $495,320,099  $413,264,821
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           --            --
  Redeemed.....................................................................           --            --
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           --            --
                                                                                ============  ============
UNIT ACTIVITY CLASS B
  Issued.......................................................................       30,146        11,345
  Redeemed.....................................................................      (20,894)       (5,945)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................        9,252         5,400
                                                                                ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                FIDELITY(R) VIP ASSET MANAGER:
                                                                                  GROWTH PORTFOLIO
                                                                                -----------------------------
                                                                                   2011           2010
                                                                                  ---------       --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    (628)      $   (450)
  Net realized gain (loss) on investments......................................    45,162          8,181
  Change in unrealized appreciation (depreciation) of investments..............  (112,308)        56,550
                                                                                  ---------       --------
  Net Increase (decrease) in net assets from operations........................   (67,774)        64,281
                                                                                  ---------       --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   353,207        535,368
   Transfers between funds including guaranteed interest account, net..........  (198,188)       181,064
   Transfers for contract benefits and terminations............................   (58,291)        (8,186)
   Contract maintenance charges................................................      (134)            --
                                                                                  ---------       --------
  Net increase (decrease) in net assets from contractowner transactions........    96,594        708,246
                                                                                  ---------       --------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        (8)            33
                                                                                  ---------       --------

INCREASE (DECREASE) IN NET ASSETS..............................................    28,812        772,560
NET ASSETS -- BEGINNING OF PERIOD..............................................   772,560             --
                                                                                  ---------       --------

NET ASSETS -- END OF PERIOD.................................................... $ 801,372       $772,560
                                                                                  =========       ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.......................................................................        76            119
  Redeemed.....................................................................       (68)           (53)
                                                                                  ---------       --------
  Net Increase (Decrease)......................................................         8             66
                                                                                  =========       ========

                                                                                                              FIDELITY(R) VIP
                                                                                FIDELITY(R) VIP CONTRAFUND(R)  FREEDOM 2015
                                                                                        PORTFOLIO              PORTFOLIO (C)
                                                                                ----------------------------  ---------------
                                                                                    2011           2010            2011
                                                                                 -----------    -----------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   (85,297)   $    23,873       $  4,114
  Net realized gain (loss) on investments......................................     225,994         41,815         (6,564)
  Change in unrealized appreciation (depreciation) of investments..............  (1,214,510)     1,304,990        (16,617)
                                                                                 -----------    -----------      --------
  Net Increase (decrease) in net assets from operations........................  (1,073,813)     1,370,678        (19,067)
                                                                                 -----------    -----------      --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  11,726,196      9,917,768        464,113
   Transfers between funds including guaranteed interest account, net..........     511,060      1,377,266          7,837
   Transfers for contract benefits and terminations............................    (658,234)      (101,238)       (11,244)
   Contract maintenance charges................................................      (1,969)            (6)            --
                                                                                 -----------    -----------      --------
  Net increase (decrease) in net assets from contractowner transactions........  11,577,053     11,193,790        460,706
                                                                                 -----------    -----------      --------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          --         14,997              8
                                                                                 -----------    -----------      --------

INCREASE (DECREASE) IN NET ASSETS..............................................  10,503,240     12,579,465        441,647
NET ASSETS -- BEGINNING OF PERIOD..............................................  12,597,028         17,563             --
                                                                                 -----------    -----------      --------

NET ASSETS -- END OF PERIOD.................................................... $23,100,268    $12,597,028       $441,647
                                                                                 ===========    ===========      ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.......................................................................       1,364          1,092             89
  Redeemed.....................................................................        (400)           (41)           (43)
                                                                                 -----------    -----------      --------
  Net Increase (Decrease)......................................................         964          1,051             46
                                                                                 ===========    ===========      ========

                                                                                FIDELITY(R) VIP
                                                                                 FREEDOM 2020
                                                                                 PORTFOLIO (C)
                                                                                ---------------
                                                                                     2011
                                                                                ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).................................................    $  6,754
  Net realized gain (loss) on investments......................................       1,618
  Change in unrealized appreciation (depreciation) of investments..............     (21,546)
                                                                                   --------
  Net Increase (decrease) in net assets from operations........................     (13,174)
                                                                                   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     318,411
   Transfers between funds including guaranteed interest account, net..........     149,322
   Transfers for contract benefits and terminations............................          --
   Contract maintenance charges................................................          --
                                                                                   --------
  Net increase (decrease) in net assets from contractowner transactions........     467,733
                                                                                   --------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          13
                                                                                   --------

INCREASE (DECREASE) IN NET ASSETS..............................................     454,572
NET ASSETS -- BEGINNING OF PERIOD..............................................          --
                                                                                   --------

NET ASSETS -- END OF PERIOD....................................................    $454,572
                                                                                   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.......................................................................          60
  Redeemed.....................................................................         (12)
                                                                                   --------
  Net Increase (Decrease)......................................................          48
                                                                                   ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                FIDELITY(R) VIP FIDELITY(R) VIP
                                                                                 FREEDOM 2025    FREEDOM 2030
                                                                                 PORTFOLIO (C)   PORTFOLIO (C)
                                                                                --------------- ---------------
                                                                                     2011            2011
                                                                                --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).................................................    $  1,731        $  2,265
  Net realized gain (loss) on investments......................................          68             308
  Change in unrealized appreciation (depreciation) of investments..............      (3,736)         (9,714)
                                                                                   --------        --------
  Net Increase (decrease) in net assets from operations........................      (1,937)         (7,141)
                                                                                   --------        --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     115,932         247,354
   Transfers between funds including guaranteed interest account, net..........       4,999         (72,596)
   Transfers for contract benefits and terminations............................        (900)             --
   Contract maintenance charges................................................          --              --
                                                                                   --------        --------
  Net increase (decrease) in net assets from contractowner transactions........     120,031         174,758
                                                                                   --------        --------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          --               5
                                                                                   --------        --------

INCREASE (DECREASE) IN NET ASSETS..............................................     118,094         167,622
NET ASSETS -- BEGINNING OF PERIOD..............................................          --              --
                                                                                   --------        --------

NET ASSETS -- END OF PERIOD....................................................    $118,094        $167,622
                                                                                   ========        ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.......................................................................          19              24
  Redeemed.....................................................................          (6)             (6)
                                                                                   --------        --------
  Net Increase (Decrease)......................................................          13              18
                                                                                   ========        ========


                                                                                FIDELITY(R) VIP MID CAP PORTFOLIO
                                                                                --------------------------------
                                                                                    2011             2010
                                                                                  -----------       ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (122,961)      $  (18,324)
  Net realized gain (loss) on investments......................................     175,144           25,950
  Change in unrealized appreciation (depreciation) of investments..............  (1,409,604)         519,941
                                                                                  -----------       ----------
  Net Increase (decrease) in net assets from operations........................  (1,357,421)         527,567
                                                                                  -----------       ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   5,970,724        4,151,129
   Transfers between funds including guaranteed interest account, net..........     324,719          770,481
   Transfers for contract benefits and terminations............................    (242,766)         (76,216)
   Contract maintenance charges................................................        (850)              (2)
                                                                                  -----------       ----------
  Net increase (decrease) in net assets from contractowner transactions........   6,051,827        4,845,392
                                                                                  -----------       ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          --           10,000
                                                                                  -----------       ----------

INCREASE (DECREASE) IN NET ASSETS..............................................   4,694,406        5,382,959
NET ASSETS -- BEGINNING OF PERIOD..............................................   5,388,840            5,881
                                                                                  -----------       ----------

NET ASSETS -- END OF PERIOD.................................................... $10,083,246       $5,388,840
                                                                                  ===========       ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.......................................................................         679              437
  Redeemed.....................................................................        (206)             (21)
                                                                                  -----------       ----------
  Net Increase (Decrease)......................................................         473              416
                                                                                  ===========       ==========

                                                                                FIDELITY(R) VIP STRATEGIC INCOME
                                                                                       PORTFOLIO
                                                                                -------------------------------
                                                                                    2011            2010
                                                                                  -----------      ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   486,528      $  235,780
  Net realized gain (loss) on investments......................................     343,679         163,162
  Change in unrealized appreciation (depreciation) of investments..............    (609,688)       (218,791)
                                                                                  -----------      ----------
  Net Increase (decrease) in net assets from operations........................     220,519         180,151
                                                                                  -----------      ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   8,082,716       5,996,892
   Transfers between funds including guaranteed interest account, net..........   2,138,521         726,700
   Transfers for contract benefits and terminations............................    (387,085)        (56,385)
   Contract maintenance charges................................................        (865)             (4)
                                                                                  -----------      ----------
  Net increase (decrease) in net assets from contractowner transactions........   9,833,287       6,667,203
                                                                                  -----------      ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         496             205
                                                                                  -----------      ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  10,054,302       6,847,559
NET ASSETS -- BEGINNING OF PERIOD..............................................   6,870,632          23,073
                                                                                  -----------      ----------

NET ASSETS -- END OF PERIOD.................................................... $16,924,934      $6,870,632
                                                                                  ===========      ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.......................................................................       1,198             658
  Redeemed.....................................................................        (317)            (29)
                                                                                  -----------      ----------
  Net Increase (Decrease)......................................................         881             629
                                                                                  ===========      ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                FRANKLIN INCOME SECURITIES
                                                                                       FUND (A)
                                                                                -------------------------
                                                                                   2011          2010
                                                                                 ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  224,231    $   14,976
  Net realized gain (loss) on investments......................................     23,069        (2,591)
  Change in unrealized appreciation (depreciation) of investments..............   (324,383)      158,862
                                                                                 ----------   ----------
  Net Increase (decrease) in net assets from operations........................    (77,083)      171,247
                                                                                 ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  2,497,516     2,662,103
   Transfers between funds including guaranteed interest account, net..........    367,228       992,400
   Transfers for contract benefits and terminations............................   (288,187)      (11,054)
   Contract mainten............................................................
   ance charges................................................................       (264)           --
                                                                                 ----------   ----------
  Net increase (decrease) in net assets from contractowner transactions........  2,576,293     3,643,449
                                                                                 ----------   ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         --           298
                                                                                 ----------   ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  2,499,210     3,814,994
NET ASSETS -- BEGINNING OF PERIOD..............................................  3,814,994            --
                                                                                 ----------   ----------

NET ASSETS -- END OF PERIOD.................................................... $6,314,204    $3,814,994
                                                                                 ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.......................................................................        561           358
  Redeemed.....................................................................       (336)           (6)
                                                                                 ----------   ----------
  Net Increase (Decrease)......................................................        225           352
                                                                                 ==========   ==========

                                                                                                          FRANKLIN TEMPLETON VIP
                                                                                FRANKLIN STRATEGIC INCOME     FOUNDING FUNDS
                                                                                    SECURITIES FUND         ALLOCATION FUND (A)
                                                                                -----------------------   ----------------------
                                                                                    2011         2010        2011        2010
                                                                                -----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   357,318   $   46,154  $  (20,788) $   15,184
  Net realized gain (loss) on investments......................................      12,298        7,038      22,282         859
  Change in unrealized appreciation (depreciation) of investments..............    (375,251)     113,388     (46,150)     54,429
                                                                                -----------   ----------  ----------  ----------
  Net Increase (decrease) in net assets from operations........................      (5,635)     166,580     (44,656)     70,472
                                                                                -----------   ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   5,558,448    3,764,694     563,376     862,343
   Transfers between funds including guaranteed interest account, net..........   1,610,620      981,718     (81,329)    170,851
   Transfers for contract benefits and terminations............................    (396,758)     (78,141)    (95,162)       (481)
   Contract mainten............................................................
   ance charges................................................................        (775)          (6)       (156)         --
                                                                                -----------   ----------  ----------  ----------
  Net increase (decrease) in net assets from contractowner transactions........   6,771,535    4,668,265     386,729   1,032,713
                                                                                -----------   ----------  ----------  ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          --       24,997       1,924          77
                                                                                -----------   ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..............................................   6,765,900    4,859,842     343,997   1,103,262
NET ASSETS -- BEGINNING OF PERIOD..............................................   4,906,181       46,339   1,103,262          --
                                                                                -----------   ----------  ----------  ----------

NET ASSETS -- END OF PERIOD.................................................... $11,672,081   $4,906,181  $1,447,259  $1,103,262
                                                                                ===========   ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.......................................................................         797          465         215         108
  Redeemed.....................................................................        (198)         (30)       (178)         (4)
                                                                                -----------   ----------  ----------  ----------
  Net Increase (Decrease)......................................................         599          435          37         104
                                                                                ===========   ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 GOLDMAN SACHS VIT MID  INVESCO V.I. DIVIDEND
                                                                                    CAP VALUE FUND         GROWTH FUND (E)
                                                                                ----------------------  ---------------------
                                                                                   2011        2010             2011
                                                                                ----------  ----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (33,423) $   (4,057)      $  (10,444)
  Net realized gain (loss) on investments......................................     97,623      20,694           (7,901)
  Change in unrealized appreciation (depreciation) of investments..............   (571,636)    366,648           21,913
                                                                                ----------  ----------       ----------
  Net Increase (decrease) in net assets from operations........................   (507,436)    383,285            3,568
                                                                                ----------  ----------       ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  3,473,949   2,555,130          302,636
   Transfers between funds including guaranteed interest account, net..........    434,900     201,034          931,813
   Transfers for contract benefits and terminations............................   (103,728)    (13,427)         (83,055)
   Contract maintenance charges................................................       (519)         (2)             (43)
                                                                                ----------  ----------       ----------
  Net increase (decrease) in net assets from contractowner transactions........  3,804,602   2,742,735        1,151,351
                                                                                ----------  ----------       ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        401         101              (14)
                                                                                ----------  ----------       ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  3,297,567   3,126,121        1,154,905
NET ASSETS -- BEGINNING OF PERIOD..............................................  3,128,626       2,505               --
                                                                                ----------  ----------       ----------

NET ASSETS -- END OF PERIOD.................................................... $6,426,193  $3,128,626       $1,154,905
                                                                                ==========  ==========       ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.......................................................................         --          --              184
  Redeemed.....................................................................         --          --              (74)
                                                                                ----------  ----------       ----------
  Net Increase (Decrease)......................................................         --          --              110
                                                                                ==========  ==========       ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.......................................................................        402         271               --
  Redeemed.....................................................................       (103)        (28)              --
                                                                                ----------  ----------       ----------
  Net Increase (Decrease)......................................................        299         243               --
                                                                                ==========  ==========       ==========

                                                                                INVESCO V.I. GLOBAL REAL
                                                                                      ESTATE FUND
                                                                                -----------------------
                                                                                    2011        2010
                                                                                -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   394,597  $  113,606
  Net realized gain (loss) on investments......................................      47,979       6,434
  Change in unrealized appreciation (depreciation) of investments..............  (1,767,798)    299,536
                                                                                -----------  ----------
  Net Increase (decrease) in net assets from operations........................  (1,325,222)    419,576
                                                                                -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   9,747,103   4,431,862
   Transfers between funds including guaranteed interest account, net..........   2,160,665     859,574
   Transfers for contract benefits and terminations............................    (235,206)    (21,125)
   Contract maintenance charges................................................        (911)         --
                                                                                -----------  ----------
  Net increase (decrease) in net assets from contractowner transactions........  11,671,651   5,270,311
                                                                                -----------  ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         999         299
                                                                                -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  10,347,428   5,690,186
NET ASSETS -- BEGINNING OF PERIOD..............................................   5,701,695      11,509
                                                                                -----------  ----------

NET ASSETS -- END OF PERIOD.................................................... $16,049,123  $5,701,695
                                                                                ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.......................................................................       1,221         488
  Redeemed.....................................................................        (225)         (6)
                                                                                -----------  ----------
  Net Increase (Decrease)......................................................         996         482
                                                                                ===========  ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.......................................................................          --          --
  Redeemed.....................................................................          --          --
                                                                                -----------  ----------
  Net Increase (Decrease)......................................................          --          --
                                                                                ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   INVESCO V.I.     INVESCO V.I. INTERNATIONAL
                                                                                HIGH YIELD FUND (C)       GROWTH FUND
                                                                                ------------------- -------------------------
                                                                                       2011            2011          2010
                                                                                -------------------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).................................................     $     (241)     $  (34,752)   $   18,769
  Net realized gain (loss) on investments......................................         (8,261)        154,602         3,607
  Change in unrealized appreciation (depreciation) of investments..............        (19,663)       (919,864)      336,872
                                                                                    ----------       ----------   ----------
  Net Increase (decrease) in net assets from operations........................        (28,165)       (800,014)      359,248
                                                                                    ----------       ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................      1,719,114       5,901,351     3,316,405
   Transfers between funds including guaranteed interest account, net..........        340,935         316,952       506,317
   Transfers for contract benefits and terminations............................        (26,011)       (150,481)      (17,882)
   Contract maintenance charges................................................             --            (600)           (2)
                                                                                    ----------       ----------   ----------
  Net increase (decrease) in net assets from contractowner transactions........      2,034,038       6,067,222     3,804,838
                                                                                    ----------       ----------   ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.             63             499           200
                                                                                    ----------       ----------   ----------

INCREASE (DECREASE) IN NET ASSETS..............................................      2,005,936       5,267,707     4,164,286
NET ASSETS -- BEGINNING OF PERIOD..............................................             --       4,164,286            --
                                                                                    ----------       ----------   ----------

NET ASSETS -- END OF PERIOD....................................................     $2,005,936      $9,431,993    $4,164,286
                                                                                    ==========       ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.......................................................................            260             721           371
  Redeemed.....................................................................            (53)           (183)           (5)
                                                                                    ----------       ----------   ----------
  Net Increase (Decrease)......................................................            207             538           366
                                                                                    ==========       ==========   ==========

                                                                                                           INVESCO V.I. MID CAP
                                                                                INVESCO V.I. LEISURE FUND    CORE EQUITY FUND
                                                                                ------------------------  ----------------------
                                                                                  2011         2010          2011        2010
                                                                                 --------     --------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (2,445)    $   (352)    $  (28,451) $   (4,611)
  Net realized gain (loss) on investments......................................    3,549          628         29,040       2,876
  Change in unrealized appreciation (depreciation) of investments..............  (23,427)      12,057       (225,536)    118,073
                                                                                 --------     --------    ----------  ----------
  Net Increase (decrease) in net assets from operations........................  (22,323)      12,333       (224,947)    116,338
                                                                                 --------     --------    ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  177,887       94,133      1,207,734   1,081,781
   Transfers between funds including guaranteed interest account, net..........   27,258       27,981        137,663     242,444
   Transfers for contract benefits and terminations............................   (2,064)          --        (36,918)     (8,395)
   Contract maintenance charges................................................      (24)          --           (240)         (3)
                                                                                 --------     --------    ----------  ----------
  Net increase (decrease) in net assets from contractowner transactions........  203,057      122,114      1,308,239   1,315,827
                                                                                 --------     --------    ----------  ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       --           --             --          --
                                                                                 --------     --------    ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  180,734      134,447      1,083,292   1,432,165
NET ASSETS -- BEGINNING OF PERIOD..............................................  134,447           --      1,432,799         634
                                                                                 --------     --------    ----------  ----------

NET ASSETS -- END OF PERIOD.................................................... $315,181     $134,447     $2,516,091  $1,432,799
                                                                                 ========     ========    ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.......................................................................       25           13            176         129
  Redeemed.....................................................................       (9)          (2)           (65)         (6)
                                                                                 --------     --------    ----------  ----------
  Net Increase (Decrease)......................................................       16           11            111         123
                                                                                 ========     ========    ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                INVESCO V.I. SMALL CAP   IVY FUNDS VIP
                                                                                     EQUITY FUND       ASSET STRATEGY (C)
                                                                                --------------------   ------------------
                                                                                   2011        2010           2011
                                                                                ----------   --------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (26,281)  $ (5,405)     $  (28,551)
  Net realized gain (loss) on investments......................................     37,909    (25,501)       (126,608)
  Change in unrealized appreciation (depreciation) of investments..............   (141,658)   141,132        (429,100)
                                                                                ----------   --------      ----------
  Net Increase (decrease) in net assets from operations........................   (130,030)   110,226        (584,259)
                                                                                ----------   --------      ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  1,315,712    674,292       5,249,607
   Transfers between funds including guaranteed interest account, net..........    344,268    214,496       1,893,193
   Transfers for contract benefits and terminations............................    (38,449)   (48,638)        (98,373)
   Contract maintenance charges................................................       (172)        --             (94)
                                                                                ----------   --------      ----------
  Net increase (decrease) in net assets from contractowner transactions........  1,621,359    840,150       7,044,333
                                                                                ----------   --------      ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         --         --             499
                                                                                ----------   --------      ----------
INCREASE (DECREASE) IN NET ASSETS..............................................  1,491,329    950,376       6,460,573
NET ASSETS -- BEGINNING OF PERIOD..............................................    950,376         --              --
                                                                                ----------   --------      ----------

NET ASSETS -- END OF PERIOD.................................................... $2,441,705   $950,376      $6,460,573
                                                                                ==========   ========      ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................         --         --           1,076
  Redeemed.....................................................................         --         --            (358)
                                                                                ----------   --------      ----------
  Net Increase (Decrease)......................................................         --         --             718
                                                                                ==========   ========      ==========
UNIT ACTIVITY SERIES II
  Issued.......................................................................        221        101              --
  Redeemed.....................................................................       (106)       (30)             --
                                                                                ----------   --------      ----------
  Net Increase (Decrease)......................................................        115         71              --
                                                                                ==========   ========      ==========

                                                                                IVY FUNDS VIP DIVIDEND
                                                                                     OPPORTUNITIES        IVY FUNDS VIP ENERGY
                                                                                ----------------------  -----------------------
                                                                                   2011        2010         2011        2010
                                                                                ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (29,952) $  (14,382) $   (90,890) $  (11,920)
  Net realized gain (loss) on investments......................................    205,863      (2,123)     213,470     (22,116)
  Change in unrealized appreciation (depreciation) of investments..............   (653,300)    511,615   (1,132,222)    468,805
                                                                                ----------  ----------  -----------  ----------
  Net Increase (decrease) in net assets from operations........................   (477,389)    495,110   (1,009,642)    434,769
                                                                                ----------  ----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  3,408,366   3,292,575    5,245,122   1,874,270
   Transfers between funds including guaranteed interest account, net..........    419,993     670,688    1,626,952     559,232
   Transfers for contract benefits and terminations............................   (137,806)    (73,191)    (130,167)    (23,036)
   Contract maintenance charges................................................       (574)        (10)        (425)         --
                                                                                ----------  ----------  -----------  ----------
  Net increase (decrease) in net assets from contractowner transactions........  3,689,979   3,890,062    6,741,482   2,410,466
                                                                                ----------  ----------  -----------  ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         74         197          458          42
                                                                                ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS..............................................  3,212,664   4,385,369    5,732,298   2,845,277
NET ASSETS -- BEGINNING OF PERIOD..............................................  4,398,788      13,419    2,845,748         471
                                                                                ----------  ----------  -----------  ----------

NET ASSETS -- END OF PERIOD.................................................... $7,611,452  $4,398,788  $ 8,578,046  $2,845,748
                                                                                ==========  ==========  ===========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................        509         398          682         295
  Redeemed.....................................................................       (191)        (21)        (140)        (66)
                                                                                ----------  ----------  -----------  ----------
  Net Increase (Decrease)......................................................        318         377          542         229
                                                                                ==========  ==========  ===========  ==========
UNIT ACTIVITY SERIES II
  Issued.......................................................................         --          --           --          --
  Redeemed.....................................................................         --          --           --          --
                                                                                ----------  ----------  -----------  ----------
  Net Increase (Decrease)......................................................         --          --           --          --
                                                                                ==========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                IVY FUNDS VIP GLOBAL NATURAL
                                                                                       RESOURCES
                                                                                ---------------------------
                                                                                    2011          2010
                                                                                 -----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (106,349)   $  (26,243)
  Net realized gain (loss) on investments......................................     193,686       (23,831)
  Change in unrealized appreciation (depreciation) of investments..............  (2,254,071)      824,015
                                                                                 -----------    ----------
  Net Increase (decrease) in net assets from operations........................  (2,166,734)      773,941
                                                                                 -----------    ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   4,531,746     3,357,438
   Transfers between funds including guaranteed interest account, net..........     828,109       840,262
   Transfers for contract benefits and terminations............................    (330,465)      (36,658)
   Contract maintenance charges................................................        (735)           (3)
                                                                                 -----------    ----------
  Net increase (decrease) in net assets from contractowner transactions........   5,028,655     4,161,039
                                                                                 -----------    ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          --         7,997
                                                                                 -----------    ----------

INCREASE (DECREASE) IN NET ASSETS..............................................   2,861,921     4,942,977
NET ASSETS -- BEGINNING OF PERIOD..............................................   5,016,184        73,207
                                                                                 -----------    ----------

NET ASSETS -- END OF PERIOD.................................................... $ 7,878,105    $5,016,184
                                                                                 ===========    ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................         751           471
  Redeemed.....................................................................        (318)          (59)
                                                                                 -----------    ----------
  Net Increase (Decrease)......................................................         433           412
                                                                                 ===========    ==========

                                                                                IVY FUNDS VIP HIGH INCOME
                                                                                -----------------------
                                                                                    2011         2010
                                                                                -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   802,049   $   89,755
  Net realized gain (loss) on investments......................................     128,351       22,354
  Change in unrealized appreciation (depreciation) of investments..............    (491,371)     397,231
                                                                                -----------   ----------
  Net Increase (decrease) in net assets from operations........................     439,029      509,340
                                                                                -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  10,148,647    6,833,466
   Transfers between funds including guaranteed interest account, net..........   4,213,433    1,759,195
   Transfers for contract benefits and terminations............................    (610,231)     (60,895)
   Contract maintenance charges................................................      (1,287)          (7)
                                                                                -----------   ----------
  Net increase (decrease) in net assets from contractowner transactions........  13,750,562    8,531,759
                                                                                -----------   ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          --        7,999
                                                                                -----------   ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  14,189,591    9,049,098
NET ASSETS -- BEGINNING OF PERIOD..............................................   9,074,155       25,057
                                                                                -----------   ----------

NET ASSETS -- END OF PERIOD.................................................... $23,263,746   $9,074,155
                                                                                ===========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................       1,726          848
  Redeemed.....................................................................        (578)         (72)
                                                                                -----------   ----------
  Net Increase (Decrease)......................................................       1,148          776
                                                                                ===========   ==========

                                                                                IVY FUNDS VIP MID CAP GROWTH
                                                                                ---------------------------
                                                                                    2011          2010
                                                                                 -----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   134,634    $  (21,737)
  Net realized gain (loss) on investments......................................     325,380        10,693
  Change in unrealized appreciation (depreciation) of investments..............    (934,920)      663,279
                                                                                 -----------    ----------
  Net Increase (decrease) in net assets from operations........................    (474,906)      652,235
                                                                                 -----------    ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   4,428,745     3,087,205
   Transfers between funds including guaranteed interest account, net..........   2,988,712       710,125
   Transfers for contract benefits and terminations............................    (568,874)      (42,819)
   Contract maintenance charges................................................        (677)           (4)
                                                                                 -----------    ----------
  Net increase (decrease) in net assets from contractowner transactions........   6,847,906     3,754,507
                                                                                 -----------    ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         501            --
                                                                                 -----------    ----------

INCREASE (DECREASE) IN NET ASSETS..............................................   6,373,501     4,406,742
NET ASSETS -- BEGINNING OF PERIOD..............................................   4,427,374        20,632
                                                                                 -----------    ----------

NET ASSETS -- END OF PERIOD.................................................... $10,800,875    $4,427,374
                                                                                 ===========    ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................         787           337
  Redeemed.....................................................................        (299)          (11)
                                                                                 -----------    ----------
  Net Increase (Decrease)......................................................         488           326
                                                                                 ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                IVY FUNDS VIP SCIENCE AND IVY FUNDS VIP SMALL CAP
                                                                                      TECHNOLOGY                  GROWTH
                                                                                ------------------------  ----------------------
                                                                                   2011         2010         2011        2010
                                                                                ----------   ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   99,331   $  (17,200)  $  (32,215) $  (20,635)
  Net realized gain (loss) on investments......................................    110,943       35,891      214,618       6,893
  Change in unrealized appreciation (depreciation) of investments..............   (883,390)     226,046     (982,628)    614,001
                                                                                ----------   ----------   ----------  ----------
  Net Increase (decrease) in net assets from operations........................   (673,116)     244,737     (800,225)    600,259
                                                                                ----------   ----------   ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  4,050,997    2,180,871    2,971,515   2,563,013
   Transfers between funds including guaranteed interest account, net..........    794,879      309,419      306,866     601,042
   Transfers for contract benefits and terminations............................   (123,045)     (56,595)    (344,498)    (24,472)
   Contract maintenance charges................................................       (549)          (2)        (409)         (3)
                                                                                ----------   ----------   ----------  ----------
  Net increase (decrease) in net assets from contractowner transactions........  4,722,282    2,433,693    2,933,474   3,139,580
                                                                                ----------   ----------   ----------  ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        435           65           --       5,000
                                                                                ----------   ----------   ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  4,049,601    2,678,495    2,133,249   3,744,839
NET ASSETS -- BEGINNING OF PERIOD..............................................  2,680,479        1,984    3,748,119       3,280
                                                                                ----------   ----------   ----------  ----------

NET ASSETS -- END OF PERIOD.................................................... $6,730,080   $2,680,479   $5,881,368  $3,748,119
                                                                                ==========   ==========   ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................        625          250          386         296
  Redeemed.....................................................................       (238)         (23)        (168)        (17)
                                                                                ----------   ----------   ----------  ----------
  Net Increase (Decrease)......................................................        387          227          218         279
                                                                                ==========   ==========   ==========  ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.......................................................................         --           --           --          --
  Redeemed.....................................................................         --           --           --          --
                                                                                ----------   ----------   ----------  ----------
  Net Increase (Decrease)......................................................         --           --           --          --
                                                                                ==========   ==========   ==========  ==========

                                                                                LAZARD RETIREMENT EMERGING
                                                                                MARKETS EQUITY PORTFOLIO
                                                                                ------------------------
                                                                                    2011          2010
                                                                                -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   268,197   $    64,079
  Net realized gain (loss) on investments......................................     161,512        33,247
  Change in unrealized appreciation (depreciation) of investments..............  (5,462,153)    1,144,429
                                                                                -----------   -----------
  Net Increase (decrease) in net assets from operations........................  (5,032,444)    1,241,755
                                                                                -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  17,335,076    10,027,200
   Transfers between funds including guaranteed interest account, net..........   2,497,689     1,947,357
   Transfers for contract benefits and terminations............................    (636,240)     (107,238)
   Contract maintenance charges................................................      (2,195)           --
                                                                                -----------   -----------
  Net increase (decrease) in net assets from contractowner transactions........  19,194,330    11,867,319
                                                                                -----------   -----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          --         4,997
                                                                                -----------   -----------

INCREASE (DECREASE) IN NET ASSETS..............................................  14,161,886    13,114,071
NET ASSETS -- BEGINNING OF PERIOD..............................................  13,136,593        22,522
                                                                                -----------   -----------

NET ASSETS -- END OF PERIOD.................................................... $27,298,479   $13,136,593
                                                                                ===========   ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................          --            --
  Redeemed.....................................................................          --            --
                                                                                -----------   -----------
  Net Increase (Decrease)......................................................          --            --
                                                                                ===========   ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.......................................................................       2,069         1,105
  Redeemed.....................................................................        (397)          (43)
                                                                                -----------   -----------
  Net Increase (Decrease)......................................................       1,672         1,062
                                                                                ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 LORD ABBETT                 LORD ABBETT
                                                                                    BOND       LORD ABBETT     GROWTH
                                                                                  DEBENTURE   CLASSIC STOCK OPPORTUNITIES
                                                                                PORTFOLIO (C) PORTFOLIO (C) PORTFOLIO (C)
                                                                                ------------- ------------- -------------
                                                                                    2011          2011          2011
                                                                                ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).................................................   $ 37,411     $    1,788     $  (4,031)
  Net realized gain (loss) on investments......................................      4,434         (7,765)      123,548
  Change in unrealized appreciation (depreciation) of investments..............    (35,129)       (36,546)     (181,899)
                                                                                  --------     ----------     ---------
  Net Increase (decrease) in net assets from operations........................      6,716        (42,523)      (62,382)
                                                                                  --------     ----------     ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    576,361      1,057,723       591,208
   Transfers between funds including guaranteed interest account, net..........    247,633         39,910        82,482
   Transfers for contract benefits and terminations............................     (4,103)        (5,379)       (8,664)
   Contract maintenance charges................................................         --             --            --
                                                                                  --------     ----------     ---------
  Net increase (decrease) in net assets from contractowner transactions........    819,891      1,092,254       665,026
                                                                                  --------     ----------     ---------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         31             29            17
                                                                                  --------     ----------     ---------

INCREASE (DECREASE) IN NET ASSETS..............................................    826,638      1,049,760       602,661
NET ASSETS -- BEGINNING OF PERIOD..............................................         --             --            --
                                                                                  --------     ----------     ---------

NET ASSETS -- END OF PERIOD....................................................   $826,638     $1,049,760     $ 602,661
                                                                                  ========     ==========     =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.......................................................................         --             --            --
  Redeemed.....................................................................         --             --            --
                                                                                  --------     ----------     ---------
  Net Increase (Decrease)......................................................         --             --            --
                                                                                  ========     ==========     =========
UNIT ACTIVITY VC SHARES
  Issued.......................................................................         97            163            94
  Redeemed.....................................................................        (15)           (42)          (21)
                                                                                  --------     ----------     ---------
  Net Increase (Decrease)......................................................         82            121            73
                                                                                  ========     ==========     =========


                                                                                  MFS(R) INTERNATIONAL
                                                                                    VALUE PORTFOLIO
                                                                                -----------------------
                                                                                    2011        2010
                                                                                -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   (19,863) $  (20,072)
  Net realized gain (loss) on investments......................................     114,738       1,780
  Change in unrealized appreciation (depreciation) of investments..............    (629,382)    405,374
                                                                                -----------  ----------
  Net Increase (decrease) in net assets from operations........................    (534,507)    387,082
                                                                                -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   7,808,361   4,346,575
   Transfers between funds including guaranteed interest account, net..........   1,706,319     753,351
   Transfers for contract benefits and terminations............................    (223,830)    (69,928)
   Contract maintenance charges................................................      (1,037)         (6)
                                                                                -----------  ----------
  Net increase (decrease) in net assets from contractowner transactions........   9,289,813   5,029,992
                                                                                -----------  ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          --       4,997
                                                                                -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..............................................   8,755,306   5,422,071
NET ASSETS -- BEGINNING OF PERIOD..............................................   5,424,591       2,520
                                                                                -----------  ----------

NET ASSETS -- END OF PERIOD.................................................... $14,179,897  $5,424,591
                                                                                ===========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.......................................................................       1,074         523
  Redeemed.....................................................................        (221)        (22)
                                                                                -----------  ----------
  Net Increase (Decrease)......................................................         853         501
                                                                                ===========  ==========
UNIT ACTIVITY VC SHARES
  Issued.......................................................................          --          --
  Redeemed.....................................................................          --          --
                                                                                -----------  ----------
  Net Increase (Decrease)......................................................          --          --
                                                                                ===========  ==========


                                                                                MFS(R) INVESTORS GROWTH STOCK
                                                                                        SERIES
                                                                                ----------------------------
                                                                                   2011           2010
                                                                                 ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (32,600)    $   (8,018)
  Net realized gain (loss) on investments......................................    177,894          1,529
  Change in unrealized appreciation (depreciation) of investments..............   (200,709)       192,276
                                                                                 ----------     ----------
  Net Increase (decrease) in net assets from operations........................    (55,415)       185,787
                                                                                 ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  1,489,388      1,573,066
   Transfers between funds including guaranteed interest account, net..........     23,430        122,655
   Transfers for contract benefits and terminations............................    (64,398)        (7,400)
   Contract maintenance charges................................................       (254)            --
                                                                                 ----------     ----------
  Net increase (decrease) in net assets from contractowner transactions........  1,448,166      1,688,321
                                                                                 ----------     ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        429             73
                                                                                 ----------     ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  1,393,180      1,874,181
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,874,181             --
                                                                                 ----------     ----------

NET ASSETS -- END OF PERIOD.................................................... $3,267,361     $1,874,181
                                                                                 ==========     ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.......................................................................        325            165
  Redeemed.....................................................................       (201)            (3)
                                                                                 ----------     ----------
  Net Increase (Decrease)......................................................        124            162
                                                                                 ==========     ==========
UNIT ACTIVITY VC SHARES
  Issued.......................................................................         --             --
  Redeemed.....................................................................         --             --
                                                                                 ----------     ----------
  Net Increase (Decrease)......................................................         --             --
                                                                                 ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                MFS(R) INVESTORS TRUST SERIES
                                                                                ----------------------------
                                                                                   2011           2010
                                                                                 ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (12,102)    $   (4,935)
  Net realized gain (loss) on investments......................................     36,451          2,000
  Change in unrealized appreciation (depreciation) of investments..............   (141,875)       109,869
                                                                                 ----------     ----------
  Net Increase (decrease) in net assets from operations........................   (117,526)       106,934
                                                                                 ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  1,529,309      1,002,551
   Transfers between funds including guaranteed interest account, net..........     22,946        147,780
   Transfers for contract benefits and terminations............................    (52,454)        (8,259)
   Contract maintenance charges................................................       (231)            --
                                                                                 ----------     ----------
  Net increase (decrease) in net assets from contractowner transactions........  1,499,570      1,142,072
                                                                                 ----------     ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         --             --
                                                                                 ----------     ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  1,382,044      1,249,006
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,249,006             --
                                                                                 ----------     ----------

NET ASSETS -- END OF PERIOD.................................................... $2,631,050     $1,249,006
                                                                                 ==========     ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.......................................................................        194            120
  Redeemed.....................................................................        (62)            (9)
                                                                                 ----------     ----------
  Net Increase (Decrease)......................................................        132            111
                                                                                 ==========     ==========

                                                                                MFS(R) TECHNOLOGY PORTFOLIO
                                                                                --------------------------
                                                                                   2011          2010
                                                                                 ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (41,075)   $  (10,172)
  Net realized gain (loss) on investments......................................    149,913        (6,570)
  Change in unrealized appreciation (depreciation) of investments..............   (165,255)      204,827
                                                                                 ----------    ----------
  Net Increase (decrease) in net assets from operations........................    (56,417)      188,085
                                                                                 ----------    ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  1,456,635     1,463,738
   Transfers between funds including guaranteed interest account, net..........    410,623       257,417
   Transfers for contract benefits and terminations............................   (112,423)      (10,492)
   Contract maintenance charges................................................       (282)           --
                                                                                 ----------    ----------
  Net increase (decrease) in net assets from contractowner transactions........  1,754,553     1,710,663
                                                                                 ----------    ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        428            72
                                                                                 ----------    ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  1,698,564     1,898,820
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,898,820            --
                                                                                 ----------    ----------

NET ASSETS -- END OF PERIOD.................................................... $3,597,384    $1,898,820
                                                                                 ==========    ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.......................................................................        258           181
  Redeemed.....................................................................       (117)          (25)
                                                                                 ----------    ----------
  Net Increase (Decrease)......................................................        141           156
                                                                                 ==========    ==========

                                                                                MFS(R) UTILITIES SERIES
                                                                                ----------------------
                                                                                   2011        2010
                                                                                ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   55,881  $      321
  Net realized gain (loss) on investments......................................    101,998       3,866
  Change in unrealized appreciation (depreciation) of investments..............    (12,899)    151,823
                                                                                ----------  ----------
  Net Increase (decrease) in net assets from operations........................    144,980     156,010
                                                                                ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  2,372,460   1,202,233
   Transfers between funds including guaranteed interest account, net..........  1,950,969     294,963
   Transfers for contract benefits and terminations............................    (55,032)     (4,784)
   Contract maintenance charges................................................       (240)         (1)
                                                                                ----------  ----------
  Net increase (decrease) in net assets from contractowner transactions........  4,268,157   1,492,411
                                                                                ----------  ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        444          55
                                                                                ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  4,413,581   1,648,476
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,648,476          --
                                                                                ----------  ----------

NET ASSETS -- END OF PERIOD.................................................... $6,062,057  $1,648,476
                                                                                ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.......................................................................        452         149
  Redeemed.....................................................................       (101)         (9)
                                                                                ----------  ----------
  Net Increase (Decrease)......................................................        351         140
                                                                                ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  MULTIMANAGER AGGRESSIVE
                                                                                        EQUITY* (B)
                                                                                ---------------------------
                                                                                     2011          2010
                                                                                -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (7,884,775) $ (3,300,754)
  Net realized gain (loss) on investments......................................       565,834   (10,011,442)
  Change in unrealized appreciation (depreciation) of investments..............   (31,253,911)   67,064,699
                                                                                -------------  ------------
  Net Increase (decrease) in net assets from operations........................   (38,572,852)   53,752,503
                                                                                -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     7,442,145     6,396,795
   Transfers between funds including guaranteed interest account, net..........   (36,944,938)  209,262,252
   Transfers for contract benefits and terminations............................   (36,721,448)  (22,771,842)
   Contract maintenance charges................................................    (7,266,769)   (5,214,681)
                                                                                -------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........   (73,491,010)  187,672,524
                                                                                -------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        10,002         5,306
                                                                                -------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (112,053,860)  241,430,333
NET ASSETS -- BEGINNING OF PERIOD..............................................   579,538,936   338,108,603
                                                                                -------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $ 467,485,076  $579,538,936
                                                                                =============  ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................        11,654        14,223
  Redeemed.....................................................................       (15,283)       (4,635)
                                                                                -------------  ------------
  Net Increase (Decrease)......................................................        (3,629)        9,588
                                                                                =============  ============

                                                                                    MULTIMANAGER CORE BOND*
                                                                                ------------------------------
                                                                                     2011            2010
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   13,316,693  $   14,969,343
  Net realized gain (loss) on investments......................................     59,685,946      31,944,676
  Change in unrealized appreciation (depreciation) of investments..............    (24,544,791)      2,327,617
                                                                                --------------  --------------
  Net Increase (decrease) in net assets from operations........................     48,457,848      49,241,636
                                                                                --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     43,425,121      54,471,139
   Transfers between funds including guaranteed interest account, net..........    159,302,963      99,642,576
   Transfers for contract benefits and terminations............................    (90,705,087)    (76,218,848)
   Contract maintenance charges................................................    (15,967,267)    (14,448,356)
                                                                                --------------  --------------
  Net increase (decrease) in net assets from contractowner transactions........     96,055,730      63,446,511
                                                                                --------------  --------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          9,998              --
                                                                                --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..............................................    144,523,576     112,688,147
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,150,821,789   1,038,133,642
                                                                                --------------  --------------

NET ASSETS -- END OF PERIOD.................................................... $1,295,345,365  $1,150,821,789
                                                                                ==============  ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................         63,639          32,660
  Redeemed.....................................................................        (56,251)        (27,671)
                                                                                --------------  --------------
  Net Increase (Decrease)......................................................          7,388           4,989
                                                                                ==============  ==============

                                                                                        MULTIMANAGER
                                                                                   INTERNATIONAL EQUITY*
                                                                                ---------------------------
                                                                                     2011          2010
                                                                                -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $     590,594  $  6,306,819
  Net realized gain (loss) on investments......................................   (22,647,381)  (30,024,963)
  Change in unrealized appreciation (depreciation) of investments..............   (57,874,848)   44,641,850
                                                                                -------------  ------------
  Net Increase (decrease) in net assets from operations........................   (79,931,635)   20,923,706
                                                                                -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................     7,689,436     8,962,430
   Transfers between funds including guaranteed interest account, net..........   (11,521,718)  (16,962,668)
   Transfers for contract benefits and terminations............................   (22,297,990)  (19,864,038)
   Contract maintenance charges................................................    (5,684,668)   (5,971,528)
                                                                                -------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........   (31,814,940)  (33,835,804)
                                                                                -------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        24,998        20,500
                                                                                -------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (111,721,577)  (12,891,598)
NET ASSETS -- BEGINNING OF PERIOD..............................................   445,015,038   457,906,636
                                                                                -------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $ 333,293,461  $445,015,038
                                                                                =============  ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................        14,213         3,288
  Redeemed.....................................................................       (16,602)       (6,035)
                                                                                -------------  ------------
  Net Increase (Decrease)......................................................        (2,389)       (2,747)
                                                                                =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                MULTIMANAGER LARGE CAP CORE
                                                                                          EQUITY*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (1,650,400) $ (1,609,490)
  Net realized gain (loss) on investments......................................     (376,630)   (5,914,448)
  Change in unrealized appreciation (depreciation) of investments..............  (10,729,788)   20,335,514
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (12,756,818)   12,811,576
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    3,897,390     3,422,349
   Transfers between funds including guaranteed interest account, net..........      804,459     5,498,775
   Transfers for contract benefits and terminations............................   (8,818,051)   (7,545,457)
   Contract maintenance charges................................................   (1,926,093)   (1,793,031)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........   (6,042,295)     (417,364)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,000            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (18,789,113)   12,394,212
NET ASSETS -- BEGINNING OF PERIOD..............................................  145,357,536   132,963,324
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $126,568,423  $145,357,536
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................        7,701         2,847
  Redeemed.....................................................................       (8,312)       (2,943)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................         (611)          (96)
                                                                                ============  ============

                                                                                  MULTIMANAGER LARGE CAP
                                                                                          VALUE*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (1,711,358) $ (2,260,430)
  Net realized gain (loss) on investments......................................  (15,927,306)  (20,081,892)
  Change in unrealized appreciation (depreciation) of investments..............   (6,200,830)   63,553,047
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (23,839,494)   41,210,725
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    6,239,641     7,645,471
   Transfers between funds including guaranteed interest account, net..........  (21,537,376)  (18,493,905)
   Transfers for contract benefits and terminations............................  (23,210,437)  (21,956,412)
   Contract maintenance charges................................................   (4,855,251)   (5,061,232)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (43,363,423)  (37,866,078)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       23,285        10,715
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (67,179,632)    3,355,362
NET ASSETS -- BEGINNING OF PERIOD..............................................  390,158,596   386,803,234
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $322,978,964  $390,158,596
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................       13,031         2,095
  Redeemed.....................................................................      (16,462)       (5,348)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (3,431)       (3,253)
                                                                                ============  ============

                                                                                   MULTIMANAGER MID CAP
                                                                                          GROWTH*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (4,950,107) $ (4,486,343)
  Net realized gain (loss) on investments......................................    4,265,882   (11,872,172)
  Change in unrealized appreciation (depreciation) of investments..............  (29,427,772)   86,729,962
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (30,111,997)   70,371,447
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    5,682,211     5,903,356
   Transfers between funds including guaranteed interest account, net..........  (13,309,166)      236,202
   Transfers for contract benefits and terminations............................  (23,486,952)  (17,993,249)
   Contract maintenance charges................................................   (4,542,864)   (4,129,294)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (35,656,771)  (15,982,985)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       25,516         4,484
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (65,743,252)   54,392,946
NET ASSETS -- BEGINNING OF PERIOD..............................................  351,918,776   297,525,830
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $286,175,524  $351,918,776
                                                                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................       12,750         3,776
  Redeemed.....................................................................      (15,653)       (5,462)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (2,903)       (1,686)
                                                                                ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   MULTIMANAGER MID CAP
                                                                                          VALUE*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (5,754,180) $ (2,481,550)
  Net realized gain (loss) on investments......................................    4,239,303    (7,974,382)
  Change in unrealized appreciation (depreciation) of investments..............  (58,698,724)   86,985,030
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (60,213,601)   76,529,098
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    7,508,274     8,105,066
   Transfers between funds including guaranteed interest account, net..........   13,237,116    11,044,753
   Transfers for contract benefits and terminations............................  (24,283,664)  (20,165,978)
   Contract maintenance charges................................................   (5,368,284)   (4,820,401)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........   (8,906,558)   (5,836,560)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       24,999        16,500
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS..............................................  (69,095,160)   70,709,038
NET ASSETS -- BEGINNING OF PERIOD..............................................  412,468,795   341,759,757
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $343,373,635  $412,468,795
                                                                                ============  ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................       13,414         4,226
  Redeemed.....................................................................      (14,111)       (4,804)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................         (697)         (578)
                                                                                ============  ============

                                                                                    MULTIMANAGER MULTI-
                                                                                       SECTOR BOND*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ 14,609,978  $  7,139,639
  Net realized gain (loss) on investments......................................  (40,965,657)  (43,869,658)
  Change in unrealized appreciation (depreciation) of investments..............   48,131,497    66,814,688
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................   21,775,818    30,084,669
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    7,540,092     9,246,784
   Transfers between funds including guaranteed interest account, net..........   20,995,393    51,873,040
   Transfers for contract benefits and terminations............................  (47,895,293)  (42,777,795)
   Contract maintenance charges................................................   (7,679,861)   (7,490,513)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (27,039,669)   10,851,516
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       28,693        37,999
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS..............................................   (5,235,158)   40,974,184
NET ASSETS -- BEGINNING OF PERIOD..............................................  619,465,685   578,491,501
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $614,230,527  $619,465,685
                                                                                ============  ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................       24,283         9,449
  Redeemed.....................................................................      (25,579)       (7,856)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (1,296)        1,593
                                                                                ============  ============

                                                                                  MULTIMANAGER SMALL CAP
                                                                                          GROWTH*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (3,150,088) $ (3,035,539)
  Net realized gain (loss) on investments......................................      273,172    (9,987,140)
  Change in unrealized appreciation (depreciation) of investments..............  (34,258,406)   61,443,500
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (37,135,322)   48,420,821
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    4,998,248     5,913,458
   Transfers between funds including guaranteed interest account, net..........  (13,657,298)   (3,629,128)
   Transfers for contract benefits and terminations............................  (11,817,990)   (9,590,691)
   Contract maintenance charges................................................   (3,096,628)   (2,959,627)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (23,573,668)  (10,265,988)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       10,000            --
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS..............................................  (60,698,990)   38,154,833
NET ASSETS -- BEGINNING OF PERIOD..............................................  238,116,044   199,961,211
                                                                                ------------  ------------

NET ASSETS -- END OF PERIOD.................................................... $177,417,054  $238,116,044
                                                                                ============  ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................       17,212         5,949
  Redeemed.....................................................................      (20,377)       (7,430)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (3,165)       (1,481)
                                                                                ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  MULTIMANAGER SMALL CAP
                                                                                          VALUE*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (5,760,956) $ (5,585,595)
  Net realized gain (loss) on investments......................................  (17,991,023)  (39,496,152)
  Change in unrealized appreciation (depreciation) of investments..............  (18,742,289)  132,997,447
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (42,494,268)   87,915,700
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    5,296,362     6,361,073
   Transfers between funds including guaranteed interest account, net..........  (25,444,413)  (17,602,238)
   Transfers for contract benefits and terminations............................  (30,195,343)  (26,593,649)
   Contract maintenance charges................................................   (5,158,689)   (5,355,840)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (55,502,083)  (43,190,654)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       26,590        28,835
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (97,969,761)   44,753,881
NET ASSETS -- BEGINNING OF PERIOD..............................................  463,525,546   418,771,665
                                                                                ------------  ------------
NET ASSETS -- END OF PERIOD.................................................... $365,555,785  $463,525,546
                                                                                ============  ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................       11,278         3,839
  Redeemed.....................................................................      (15,207)       (7,339)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (3,929)       (3,500)
                                                                                ============  ============
UNIT ACTIVITY CLASS 2
  Issued.......................................................................           --            --
  Redeemed.....................................................................           --            --
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           --            --
                                                                                ============  ============

                                                                                 MULTIMANAGER TECHNOLOGY*
                                                                                --------------------------
                                                                                    2011          2010
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ (6,002,375) $ (5,350,390)
  Net realized gain (loss) on investments......................................   15,578,501     8,933,618
  Change in unrealized appreciation (depreciation) of investments..............  (35,513,441)   49,871,744
                                                                                ------------  ------------
  Net Increase (decrease) in net assets from operations........................  (25,937,315)   53,454,972
                                                                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................    7,037,038     8,805,930
   Transfers between funds including guaranteed interest account, net..........    2,306,548     8,218,313
   Transfers for contract benefits and terminations............................  (25,027,884)  (20,104,444)
   Contract maintenance charges................................................   (5,445,045)   (4,791,220)
                                                                                ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions........  (21,129,343)   (7,871,421)
                                                                                ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.           --            --
                                                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..............................................  (47,066,658)   45,583,551
NET ASSETS -- BEGINNING OF PERIOD..............................................  410,615,670   365,032,119
                                                                                ------------  ------------
NET ASSETS -- END OF PERIOD.................................................... $363,549,012  $410,615,670
                                                                                ============  ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................       19,848         9,748
  Redeemed.....................................................................      (21,717)      (10,861)
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................       (1,869)       (1,113)
                                                                                ============  ============
UNIT ACTIVITY CLASS 2
  Issued.......................................................................           --            --
  Redeemed.....................................................................           --            --
                                                                                ------------  ------------
  Net Increase (Decrease)......................................................           --            --
                                                                                ============  ============

                                                                                MUTUAL SHARES SECURITIES
                                                                                       FUND (A)
                                                                                ----------------------
                                                                                   2011         2010
                                                                                ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   53,853   $    1,005
  Net realized gain (loss) on investments......................................     14,888          (68)
  Change in unrealized appreciation (depreciation) of investments..............   (242,829)      78,050
                                                                                ----------   ----------
  Net Increase (decrease) in net assets from operations........................   (174,088)      78,987
                                                                                ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  3,514,329    1,293,546
   Transfers between funds including guaranteed interest account, net..........    834,742      192,509
   Transfers for contract benefits and terminations............................    (93,895)      (3,170)
   Contract maintenance charges................................................       (370)          --
                                                                                ----------   ----------
  Net increase (decrease) in net assets from contractowner transactions........  4,254,806    1,482,885
                                                                                ----------   ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        436           63
                                                                                ----------   ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  4,081,154    1,561,935
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,561,935           --
                                                                                ----------   ----------
NET ASSETS -- END OF PERIOD.................................................... $5,643,089   $1,561,935
                                                                                ==========   ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.......................................................................         --           --
  Redeemed.....................................................................         --           --
                                                                                ----------   ----------
  Net Increase (Decrease)......................................................         --           --
                                                                                ==========   ==========
UNIT ACTIVITY CLASS 2
  Issued.......................................................................        568          147
  Redeemed.....................................................................       (175)          (1)
                                                                                ----------   ----------
  Net Increase (Decrease)......................................................        393          146
                                                                                ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                PIMCO VARIABLE INSURANCE
                                                                                TRUST COMMODITYREALRETURN(R)
                                                                                   STRATEGY PORTFOLIO
                                                                                ---------------------------
                                                                                    2011          2010
                                                                                 -----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ 1,018,861    $  204,287
  Net realized gain (loss) on investments......................................      90,665        58,047
  Change in unrealized appreciation (depreciation) of investments..............  (2,283,978)      350,502
                                                                                 -----------    ----------
  Net Increase (decrease) in net assets from operations........................  (1,174,452)      612,836
                                                                                 -----------    ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   6,095,590     2,893,946
   Transfers between funds including guaranteed interest account, net..........   1,741,746       610,171
   Transfers for contract benefits and terminations............................    (141,268)      (30,858)
   Contract maintenance charges................................................        (551)           --
                                                                                 -----------    ----------
  Net increase (decrease) in net assets from contractowner transactions........   7,695,517     3,473,259
                                                                                 -----------    ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         500           200
                                                                                 -----------    ----------

INCREASE (DECREASE) IN NET ASSETS..............................................   6,521,565     4,086,295
NET ASSETS -- BEGINNING OF PERIOD..............................................   4,086,295            --
                                                                                 -----------    ----------
NET ASSETS -- END OF PERIOD.................................................... $10,607,860    $4,086,295
                                                                                 ===========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.......................................................................         808           326
  Redeemed.....................................................................        (224)          (10)
                                                                                 -----------    ----------
  Net Increase (Decrease)......................................................         584           316
                                                                                 ===========    ==========

                                                                                PIMCO VARIABLE INSURANCE
                                                                                TRUST EMERGING MARKETS BOND
                                                                                       PORTFOLIO
                                                                                --------------------------
                                                                                   2011          2010
                                                                                 ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  275,783    $   69,368
  Net realized gain (loss) on investments......................................     63,020        33,647
  Change in unrealized appreciation (depreciation) of investments..............    (18,207)      (12,577)
                                                                                 ----------    ----------
  Net Increase (decrease) in net assets from operations........................    320,596        90,438
                                                                                 ----------    ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  3,199,013     4,628,318
   Transfers between funds including guaranteed interest account, net..........  1,249,104       475,640
   Transfers for contract benefits and terminations............................   (315,375)      (52,766)
   Contract maintenance charges................................................       (812)           --
                                                                                 ----------    ----------
  Net increase (decrease) in net assets from contractowner transactions........  4,131,930     5,051,192
                                                                                 ----------    ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        790           384
                                                                                 ----------    ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  4,453,316     5,142,014
NET ASSETS -- BEGINNING OF PERIOD..............................................  5,237,956        95,942
                                                                                 ----------    ----------
NET ASSETS -- END OF PERIOD.................................................... $9,691,272    $5,237,956
                                                                                 ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.......................................................................        729           512
  Redeemed.....................................................................       (366)          (50)
                                                                                 ----------    ----------
  Net Increase (Decrease)......................................................        363           462
                                                                                 ==========    ==========

                                                                                PIMCO VARIABLE INSURANCE
                                                                                   TRUST REAL RETURN
                                                                                       PORTFOLIO
                                                                                -----------------------
                                                                                    2011        2010
                                                                                -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    65,240  $   57,951
  Net realized gain (loss) on investments......................................   1,228,845      34,827
  Change in unrealized appreciation (depreciation) of investments..............     534,326     (50,511)
                                                                                -----------  ----------
  Net Increase (decrease) in net assets from operations........................   1,828,411      42,267
                                                                                -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  17,924,736   8,902,445
   Transfers between funds including guaranteed interest account, net..........   5,061,621   1,110,278
   Transfers for contract benefits and terminations............................    (736,649)   (144,553)
   Contract maintenance charges................................................      (1,761)         (4)
                                                                                -----------  ----------
  Net increase (decrease) in net assets from contractowner transactions........  22,247,947   9,868,166
                                                                                -----------  ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       3,803         500
                                                                                -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  24,080,161   9,910,933
NET ASSETS -- BEGINNING OF PERIOD..............................................   9,981,898      70,965
                                                                                -----------  ----------
NET ASSETS -- END OF PERIOD.................................................... $34,062,059  $9,981,898
                                                                                ===========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.......................................................................       2,700         979
  Redeemed.....................................................................        (721)        (46)
                                                                                -----------  ----------
  Net Increase (Decrease)......................................................       1,979         933
                                                                                ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                PIMCO VARIABLE INSURANCE
                                                                                   TRUST TOTAL RETURN
                                                                                        PORTFOLIO           PROFUND VP BEAR
                                                                                ------------------------  ------------------
                                                                                    2011         2010       2011      2010
                                                                                -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   427,606  $   559,548  $(10,131) $ (3,972)
  Net realized gain (loss) on investments......................................     727,420      204,378   (81,574)  (14,568)
  Change in unrealized appreciation (depreciation) of investments..............    (527,898)    (666,627)    5,881   (62,175)
                                                                                -----------  -----------  --------  --------
  Net Increase (decrease) in net assets from operations........................     627,128       97,299   (85,824)  (80,715)
                                                                                -----------  -----------  --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  27,111,097   21,875,302   107,940   370,498
   Transfers between funds including guaranteed interest account, net..........   5,807,725    2,212,962   389,826   134,042
   Transfers for contract benefits and terminations............................  (1,555,215)    (170,457)  (12,964)   (8,433)
   Contract maintenance charges................................................      (3,025)         (20)      (99)       --
                                                                                -----------  -----------  --------  --------
  Net increase (decrease) in net assets from contractowner transactions........  31,360,582   23,917,787   484,703   496,107
                                                                                -----------  -----------  --------  --------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       2,364        2,376        --     4,999
                                                                                -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS..............................................  31,990,074   24,017,462   398,879   420,391
NET ASSETS -- BEGINNING OF PERIOD..............................................  24,095,593       78,131   431,501    11,110
                                                                                -----------  -----------  --------  --------
NET ASSETS -- END OF PERIOD.................................................... $56,085,667  $24,095,593  $830,380  $431,501
                                                                                ===========  ===========  ========  ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.......................................................................       4,046        2,431        --        --
  Redeemed.....................................................................      (1,137)        (171)       --        --
                                                                                -----------  -----------  --------  --------
  Net Increase (Decrease)......................................................       2,909        2,260        --        --
                                                                                ===========  ===========  ========  ========
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................          --           --       483       126
  Redeemed.....................................................................          --           --      (420)      (72)
                                                                                -----------  -----------  --------  --------
  Net Increase (Decrease)......................................................          --           --        63        54
                                                                                ===========  ===========  ========  ========


                                                                                PROFUND VP BIOTECHNOLOGY
                                                                                -----------------------
                                                                                   2011         2010
                                                                                 ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (22,069)   $ (3,975)
  Net realized gain (loss) on investments......................................     40,406      (2,698)
  Change in unrealized appreciation (depreciation) of investments..............     39,079      27,806
                                                                                 ----------   --------
  Net Increase (decrease) in net assets from operations........................     57,416      21,133
                                                                                 ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  1,163,535     558,226
   Transfers between funds including guaranteed interest account, net..........    228,110     162,608
   Transfers for contract benefits and terminations............................    (48,771)     (3,516)
   Contract maintenance charges................................................       (161)         --
                                                                                 ----------   --------
  Net increase (decrease) in net assets from contractowner transactions........  1,342,713     717,318
                                                                                 ----------   --------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.        459          40
                                                                                 ----------   --------
INCREASE (DECREASE) IN NET ASSETS..............................................  1,400,588     738,491
NET ASSETS -- BEGINNING OF PERIOD..............................................    742,095       3,604
                                                                                 ----------   --------
NET ASSETS -- END OF PERIOD.................................................... $2,142,683    $742,095
                                                                                 ==========   ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.......................................................................         --          --
  Redeemed.....................................................................         --          --
                                                                                 ----------   --------
  Net Increase (Decrease)......................................................         --          --
                                                                                 ==========   ========
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................        187          75
  Redeemed.....................................................................        (63)         (4)
                                                                                 ----------   --------
  Net Increase (Decrease)......................................................        124          71
                                                                                 ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                RYDEX | SGI VT ALTERNATIVE  RYDEX | SGI VT
                                                                                  STRATEGIES ALLOCATION     MANAGED FUTURES
                                                                                         FUND (C)          STRATEGY FUND (C)
                                                                                -------------------------- -----------------
                                                                                           2011                  2011
                                                                                -------------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).................................................          $  4,828              $ (2,106)
  Net realized gain (loss) on investments......................................              (142)               (3,388)
  Change in unrealized appreciation (depreciation) of investments..............           (11,766)              (17,396)
                                                                                         --------              --------
  Net Increase (decrease) in net assets from operations........................            (7,080)              (22,890)
                                                                                         --------              --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................           273,756               206,299
   Transfers between funds including guaranteed interest account, net..........           103,303               188,469
   Transfers for contract benefits and terminations............................            (1,229)               (1,087)
   Contract maintenance charges................................................                --                    --
                                                                                         --------              --------
  Net increase (decrease) in net assets from contractowner transactions........           375,830               393,681
                                                                                         --------              --------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.                13                    13
                                                                                         --------              --------

INCREASE (DECREASE) IN NET ASSETS..............................................           368,763               370,804
NET ASSETS -- BEGINNING OF PERIOD..............................................                --                    --
                                                                                         --------              --------

NET ASSETS -- END OF PERIOD....................................................          $368,763              $370,804
                                                                                         ========              ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.......................................................................                --                    --
  Redeemed.....................................................................                --                    --
                                                                                         --------              --------
  Net Increase (Decrease)......................................................                --                    --
                                                                                         ========              ========
UNIT ACTIVITY CLASS II
  Issued.......................................................................                --                    --
  Redeemed.....................................................................                --                    --
                                                                                         --------              --------
  Net Increase (Decrease)......................................................                --                    --
                                                                                         ========              ========
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................                47                    54
  Redeemed.....................................................................                (8)                  (13)
                                                                                         --------              --------
  Net Increase (Decrease)......................................................                39                    41
                                                                                         ========              ========

                                                                                T. ROWE PRICE HEALTH SCIENCES
                                                                                       PORTFOLIO
                                                                                ----------------------------
                                                                                   2011           2010
                                                                                 ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (49,901)    $  (10,824)
  Net realized gain (loss) on investments......................................    204,477          1,136
  Change in unrealized appreciation (depreciation) of investments..............     44,225        172,997
                                                                                 ----------     ----------
  Net Increase (decrease) in net assets from operations........................    198,801        163,309
                                                                                 ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  2,344,683      1,491,765
   Transfers between funds including guaranteed interest account, net..........  1,163,389        200,425
   Transfers for contract benefits and terminations............................    (66,822)       (28,346)
   Contract maintenance charges................................................       (373)            --
                                                                                 ----------     ----------
  Net increase (decrease) in net assets from contractowner transactions........  3,440,877      1,663,844
                                                                                 ----------     ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         87             --
                                                                                 ----------     ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  3,639,765      1,827,153
NET ASSETS -- BEGINNING OF PERIOD..............................................  1,827,153             --
                                                                                 ----------     ----------

NET ASSETS -- END OF PERIOD.................................................... $5,466,918     $1,827,153
                                                                                 ==========     ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.......................................................................         --             --
  Redeemed.....................................................................         --             --
                                                                                 ----------     ----------
  Net Increase (Decrease)......................................................         --             --
                                                                                 ==========     ==========
UNIT ACTIVITY CLASS II
  Issued.......................................................................        369            164
  Redeemed.....................................................................       (102)           (11)
                                                                                 ----------     ----------
  Net Increase (Decrease)......................................................        267            153
                                                                                 ==========     ==========
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................         --             --
  Redeemed.....................................................................         --             --
                                                                                 ----------     ----------
  Net Increase (Decrease)......................................................         --             --
                                                                                 ==========     ==========

                                                                                  TEMPLETON DEVELOPING
                                                                                MARKETS SECURITIES FUND
                                                                                -----------------------
                                                                                    2011        2010
                                                                                -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   (22,418) $   (1,184)
  Net realized gain (loss) on investments......................................     143,292       2,508
  Change in unrealized appreciation (depreciation) of investments..............  (1,045,502)    363,435
                                                                                -----------  ----------
  Net Increase (decrease) in net assets from operations........................    (924,628)    364,759
                                                                                -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   2,232,822   2,487,364
   Transfers between funds including guaranteed interest account, net..........     295,463     488,297
   Transfers for contract benefits and terminations............................    (218,741)    (27,332)
   Contract maintenance charges................................................        (617)         (1)
                                                                                -----------  ----------
  Net increase (decrease) in net assets from contractowner transactions........   2,308,927   2,948,328
                                                                                -----------  ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          --       4,997
                                                                                -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..............................................   1,384,299   3,318,084
NET ASSETS -- BEGINNING OF PERIOD..............................................   3,346,197      28,113
                                                                                -----------  ----------

NET ASSETS -- END OF PERIOD.................................................... $ 4,730,496  $3,346,197
                                                                                ===========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.......................................................................         509         289
  Redeemed.....................................................................        (311)        (11)
                                                                                -----------  ----------
  Net Increase (Decrease)......................................................         198         278
                                                                                ===========  ==========
UNIT ACTIVITY CLASS II
  Issued.......................................................................          --          --
  Redeemed.....................................................................          --          --
                                                                                -----------  ----------
  Net Increase (Decrease)......................................................          --          --
                                                                                ===========  ==========
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................          --          --
  Redeemed.....................................................................          --          --
                                                                                -----------  ----------
  Net Increase (Decrease)......................................................          --          --
                                                                                ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                TEMPLETON FOREIGN SECURITIES
                                                                                         FUND
                                                                                ---------------------------
                                                                                   2011           2010
                                                                                 ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $   13,599     $   (1,459)
  Net realized gain (loss) on investments......................................     66,062          1,659
  Change in unrealized appreciation (depreciation) of investments..............   (818,932)       264,898
                                                                                 ----------     ----------
  Net Increase (decrease) in net assets from operations........................   (739,271)       265,098
                                                                                 ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  2,972,482      2,354,307
   Transfers between funds including guaranteed interest account, net..........    (73,635)       270,295
   Transfers for contract benefits and terminations............................    (94,101)       (52,322)
   Contract maintenance charges................................................       (384)            (4)
                                                                                 ----------     ----------
  Net increase (decrease) in net assets from contractowner transactions........  2,804,362      2,572,276
                                                                                 ----------     ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         --            301
                                                                                 ----------     ----------

INCREASE (DECREASE) IN NET ASSETS..............................................  2,065,091      2,837,675
NET ASSETS -- BEGINNING OF PERIOD..............................................  2,837,675             --
                                                                                 ----------     ----------

NET ASSETS -- END OF PERIOD.................................................... $4,902,766     $2,837,675
                                                                                 ==========     ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.......................................................................        367            277
  Redeemed.....................................................................       (114)           (13)
                                                                                 ----------     ----------
  Net Increase (Decrease)......................................................        253            264
                                                                                 ==========     ==========

                                                                                  TEMPLETON GLOBAL BOND
                                                                                     SECURITIES FUND
                                                                                ------------------------
                                                                                    2011         2010
                                                                                -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $ 1,153,345  $   (31,071)
  Net realized gain (loss) on investments......................................     309,257       37,100
  Change in unrealized appreciation (depreciation) of investments..............  (2,909,625)     580,760
                                                                                -----------  -----------
  Net Increase (decrease) in net assets from operations........................  (1,447,023)     586,789
                                                                                -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................  24,101,112   14,434,071
   Transfers between funds including guaranteed interest account, net..........   4,995,674    2,034,654
   Transfers for contract benefits and terminations............................    (871,940)    (169,125)
   Contract maintenance charges................................................      (2,709)          (4)
                                                                                -----------  -----------
  Net increase (decrease) in net assets from contractowner transactions........  28,222,137   16,299,596
                                                                                -----------  -----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.          --        9,996
                                                                                -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..............................................  26,775,114   16,896,381
NET ASSETS -- BEGINNING OF PERIOD..............................................  16,923,116       26,735
                                                                                -----------  -----------

NET ASSETS -- END OF PERIOD.................................................... $43,698,230  $16,923,116
                                                                                ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.......................................................................       3,113        1,539
  Redeemed.....................................................................        (659)         (50)
                                                                                -----------  -----------
  Net Increase (Decrease)......................................................       2,454        1,489
                                                                                ===========  ===========

                                                                                TEMPLETON GROWTH SECURITIES
                                                                                      FUND (A)
                                                                                --------------------------
                                                                                   2011          2010
                                                                                  ---------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    (273)     $   (535)
  Net realized gain (loss) on investments......................................    22,253            42
  Change in unrealized appreciation (depreciation) of investments..............  (117,532)       46,348
                                                                                  ---------     --------
  Net Increase (decrease) in net assets from operations........................   (95,552)       45,855
                                                                                  ---------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   493,379       393,337
   Transfers between funds including guaranteed interest account, net..........   (57,823)      190,068
   Transfers for contract benefits and terminations............................   (40,035)       (9,860)
   Contract maintenance charges................................................       (65)           --
                                                                                  ---------     --------
  Net increase (decrease) in net assets from contractowner transactions........   395,456       573,545
                                                                                  ---------     --------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.       (25)           28
                                                                                  ---------     --------

INCREASE (DECREASE) IN NET ASSETS..............................................   299,879       619,428
NET ASSETS -- BEGINNING OF PERIOD..............................................   619,428            --
                                                                                  ---------     --------

NET ASSETS -- END OF PERIOD.................................................... $ 919,307      $619,428
                                                                                  =========     ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.......................................................................        94            63
  Redeemed.....................................................................       (57)           (3)
                                                                                  ---------     --------
  Net Increase (Decrease)......................................................        37            60
                                                                                  =========     ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                VAN ECK VIP GLOBAL HARD
                                                                                      ASSETS FUND
                                                                                -----------------------
                                                                                    2011        2010
                                                                                -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $  (106,617) $  (34,271)
  Net realized gain (loss) on investments......................................     296,077       9,870
  Change in unrealized appreciation (depreciation) of investments..............  (3,361,488)  1,322,197
                                                                                -----------  ----------
  Net Increase (decrease) in net assets from operations........................  (3,172,028)  1,297,796
                                                                                -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................   9,670,906   5,385,770
   Transfers between funds including guaranteed interest account, net..........   2,429,370   1,041,442
   Transfers for contract benefits and terminations............................    (281,480)    (50,237)
   Contract maintenance charges................................................      (1,252)         (2)
                                                                                -----------  ----------
  Net increase (decrease) in net assets from contractowner transactions........  11,817,544   6,376,973
                                                                                -----------  ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.         310          93
                                                                                -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..............................................   8,645,826   7,674,862
NET ASSETS -- BEGINNING OF PERIOD..............................................   7,684,659       9,797
                                                                                -----------  ----------

NET ASSETS -- END OF PERIOD.................................................... $16,330,485  $7,684,659
                                                                                ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
  Issued.......................................................................       1,181         606
  Redeemed.....................................................................        (246)        (19)
                                                                                -----------  ----------
  Net Increase (Decrease)......................................................         935         587
                                                                                ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available for sale on January 25, 2010.
(b)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010.
(c)Units were made available on January 18, 2011.
(d)Units were made available on February 22, 2011.
(e)Invesco V.I. Dividend Growth replaced Invesco V.I. Financial Services due to a fund merger on April 29, 2011.
(f)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(g)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
(h)Units were made available on October 10, 2011.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AllianceBernstein Variable Products Series Fund, Inc. , American Century Variable Portfolios, Inc. , AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc. , EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust , ProFunds, T.Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Dividend Growth Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Leisure Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.*
 .   AllianceBernstein VPS Balanced Wealth Strategy Portfolio
 .   AllianceBernstein VPS International Growth Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Large Company Value Fund
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund
 .   BlackRock Large Cap Growth V.I Fund

     EQ ADVISORS TRUST *
 .   All Asset Allocation
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager International
 .   AXA Ultra Conservative Strategy
 .   EQ/AllianceBernstein Dynamic Wealth Strategies
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond Index
 .   EQ/International Core PLUS
 .   EQ/International Equity Index/(1)/
 .   EQ/International ETF
 .   EQ/International Value PLUS/(2)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Continued)

 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth/(3)/
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/Pimco Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth/(4)/

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Freedom 2015 Portfolio
 .   Fidelity(R) VIP Freedom 2020 Portfolio
 .   Fidelity(R) VIP Freedom 2025 Portfolio
 .   Fidelity(R) VIP Freedom 2030 Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Strategic Income Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Income Securities Fund
 .   Franklin Strategic Income Securities Fund
 .   Franklin Templeton VIP Founding Funds Allocation Fund
 .   Mutual Shares Securities Fund
 .   Templeton Developing Markets Securities Fund
 .   Templeton Foreign Securities Fund
 .   Templeton Global Bond Securities Fund
 .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST-VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Asset Strategy
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP Global Natural Resources
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     LORD ABBETT SERIES FUND, INC.
 .   Lord Abbett Bond Debenture Portfolio
 .   Lord Abbett Classic Stock Portfolio
 .   Lord Abbett Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio
 .   PIMCO Variable Insurance Trust Real Return Portfolio
 .   PIMCO Variable Insurance Trust Total Return Portfolio

     PROFUNDS
 .   ProFund VP Bear
 .   ProFund VP Biotechnology

     RYDEX VARIABLE TRUST
 .   RYDEX|SGI VT Alternative Strategies Allocation Fund
 .   RYDEX|SGI VT Managed Futures Strategy Fund

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Health Sciences Portfolio II

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

  (1)Formerly known as EQ/AllianceBernstein International
  (2)Formerly known as EQ/BlackRock International Value
  (3)Formerly known as EQ/International Growth
  (4)Formerly known as EQ/Wells Fargo Advantage Omega Growth

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
   Note: Separate Account No. 49 also includes nine variable investment options that have not been offered to the public and for which the financial statements have not been included herein.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Concluded)

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Retirement Cornerstone, Structured Capital Strategies, including all contracts issued currently. These annuities in the Accumulator series and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Recent Accounting Standards:

   In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Account's financial statements and disclosures.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

2. Significant Accounting Policies (Concluded)


   Due to and Due From:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between funds including the guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                          PURCHASES    SALES
                                                          ---------- ----------
All Asset Allocation..................................... $3,639,248 $1,006,932
AllianceBernstein VPS Balanced Wealth Strategy Portfolio.  2,581,634  2,342,981
AllianceBernstein VPS International Growth Portfolio.....  4,300,785  1,621,670

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Continued)

                                                  PURCHASES        SALES
                                                -------------- --------------
American Century VP Large Company Value Fund... $    1,340,211 $      548,289
American Century VP Mid Cap Value Fund.........      5,258,801      1,109,817
AXA Aggressive Allocation......................  1,056,569,945  1,209,269,552
AXA Balanced Strategy..........................    740,590,937    343,659,782
AXA Conservative Allocation....................  1,242,271,292  1,161,470,781
AXA Conservative Growth Strategy...............    376,048,237    185,673,071
AXA Conservative Strategy......................    311,621,427    166,229,888
AXA Conservative-Plus Allocation...............    837,448,157    889,344,529
AXA Growth Strategy............................    579,882,757    372,523,526
AXA Moderate Allocation........................  3,009,028,917  3,343,042,882
AXA Moderate Growth Strategy...................  1,899,019,447    792,552,198
AXA Moderate-Plus Allocation...................  3,624,072,923  4,182,459,678
AXA Tactical Manager 2000......................     42,907,926     13,161,858
AXA Tactical Manager 400.......................     39,467,637     12,743,352
AXA Tactical Manager 500.......................     91,024,313     31,891,856
AXA Tactical Manager International.............     74,366,189     24,184,614
AXA Ultra Conservative Strategy................        125,293         24,831
BlackRock Global Allocation V.I. Fund..........     23,492,778     10,858,067
BlackRock Large Cap Growth V.I Fund............      5,867,358      2,540,789
EQ/AllianceBernstein Dynamic Wealth Strategies.     66,197,462        421,591
EQ/AllianceBernstein Small Cap Growth..........    289,014,333    293,279,772
EQ/AXA Franklin Small Cap Value Core...........     80,968,952     76,924,369
EQ/BlackRock Basic Value Equity................    521,141,581    489,421,292
EQ/Boston Advisors Equity Income...............    152,822,245    148,527,368
EQ/Calvert Socially Responsible................     18,199,315     22,588,133
EQ/Capital Guardian Research...................    165,891,602    262,725,924
EQ/Common Stock Index..........................    379,941,152    460,745,862
EQ/Core Bond Index.............................    673,492,332    652,202,728
EQ/Davis New York Venture......................    112,982,183    142,962,145
EQ/Equity 500 Index............................    495,307,765    586,541,503
EQ/Equity Growth PLUS..........................    508,575,146    687,161,860
EQ/Franklin Core Balanced......................    259,359,938    262,489,064
EQ/Franklin Templeton Allocation...............    354,361,101    436,216,471
EQ/GAMCO Mergers & Acquisitions................    166,890,886    136,775,736
EQ/GAMCO Small Company Value...................    509,267,387    524,309,768
EQ/Global Bond PLUS............................    359,956,991    325,203,161
EQ/Global Multi-Sector Equity..................    589,802,944    725,585,712
EQ/Intermediate Government Bond Index..........    386,479,927    349,297,693
EQ/International Core PLUS.....................    292,094,133    324,862,142
EQ/International Equity Index..................    427,341,425    477,800,958
EQ/International ETF...........................      2,608,176      1,019,047
EQ/International Value PLUS....................    376,564,653    441,626,779
EQ/JPMorgan Value Opportunities................     79,660,975    102,144,379
EQ/Large Cap Core PLUS.........................     37,430,963     49,981,214
EQ/Large Cap Growth Index......................    135,217,242    148,856,514
EQ/Large Cap Growth PLUS.......................    459,710,635    189,641,024
EQ/Large Cap Value Index.......................    271,204,530    136,382,282
EQ/Large Cap Value PLUS........................    620,018,688    752,213,132
EQ/Lord Abbett Large Cap Core..................    135,548,336    131,404,744
EQ/MFS International Growth....................    219,553,228    213,881,829
EQ/Mid Cap Index...............................    343,569,487    423,312,117
EQ/Mid Cap Value PLUS..........................    487,638,482    621,426,281
EQ/Money Market................................  1,291,481,565  1,262,905,600
EQ/Montag & Caldwell Growth....................     96,021,018    113,008,438

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Continued)


                                                        PURCHASES      SALES
                                                       ------------ ------------
EQ/Morgan Stanley Mid Cap Growth...................... $412,229,765 $359,912,446
EQ/Mutual Large Cap Equity............................   52,633,649   78,795,128
EQ/Oppenheimer Global.................................  216,762,856  150,047,591
EQ/Pimco Ultra Short Bond.............................  770,960,663  887,314,242
EQ/Quality Bond PLUS..................................  335,409,978  374,850,664
EQ/Small Company Index................................  256,941,712  266,696,757
EQ/T. Rowe Price Growth Stock.........................  210,689,604  209,027,567
EQ/Templeton Global Equity............................   71,634,963   76,121,648
EQ/UBS Growth & Income................................   56,113,510   53,201,475
EQ/Van Kampen Comstock................................  100,960,559   91,810,650
EQ/Wells Fargo Omega Growth...........................  381,307,479  255,691,277
Fidelity(R) VIP Asset Manager: Growth Portfolio.......      891,296      793,610
Fidelity(R) VIP Contrafund(R) Portfolio...............   16,333,757    4,842,001
Fidelity(R) VIP Freedom 2015 Portfolio................      901,494      434,380
Fidelity(R) VIP Freedom 2020 Portfolio................      604,431      128,199
Fidelity(R) VIP Freedom 2025 Portfolio................      180,906       58,765
Fidelity(R) VIP Freedom 2030 Portfolio................      242,338       64,808
Fidelity(R) VIP Mid Cap Portfolio.....................    8,627,667    2,679,586
Fidelity(R) VIP Strategic Income Portfolio............   14,354,356    3,725,912
Franklin Income Securities Fund.......................    6,576,908    3,776,384
Franklin Strategic Income Securities Fund.............    9,501,821    2,372,968
Franklin Templeton VIP Founding Funds Allocation Fund.    2,195,879    1,827,938
Goldman Sachs VIT Mid Cap Value Fund..................    5,139,394    1,367,714
Invesco V.I Dividend Growth Fund......................    1,906,636      765,771
Invesco V.I. Global Real Estate Fund..................   14,822,873    2,755,626
Invesco V.I. High Yield Fund..........................    2,581,508      547,712
Invesco V.I. International Growth Fund................    8,223,094    2,190,125
Invesco V.I. Leisure Fund.............................      315,119      114,507
Invesco V.I. Mid Cap Core Equity Fund.................    2,032,190      752,402
Invesco V.I. Small Cap Equity Fund....................    2,946,270    1,351,192
Ivy Funds VIP Asset Strategy..........................   10,635,534    3,619,253
Ivy Funds VIP Dividend Opportunities..................    5,922,008    2,261,979
Ivy Funds VIP Energy..................................    8,412,890    1,761,798
Ivy Funds VIP Global Natural Resources................    8,514,682    3,592,376
Ivy Funds VIP High Income.............................   21,906,268    7,353,657
Ivy Funds VIP Mid Cap Growth..........................   11,245,172    4,262,131
Ivy Funds VIP Science and Technology..................    7,704,306    2,882,192
Ivy Funds VIP Small Cap Growth........................    5,226,973    2,325,714
Lazard Retirement Emerging Markets Equity Portfolio...   24,370,457    4,907,930
Lord Abbett Bond Debenture Portfolio..................    1,020,657      158,213
Lord Abbett Classic Stock Portfolio...................    1,501,967      407,925
Lord Abbett Growth Opportunities Portfolio............      998,806      205,423
MFS(R) International Value Portfolio..................   11,768,563    2,498,613
MFS(R) Investors Growth Stock Series..................    3,746,045    2,329,977
MFS(R) Investors Trust Series.........................    2,192,822      705,354
MFS(R) Technology Porfolio............................    3,168,610    1,454,632
MFS(R) Utilities Series...............................    5,597,833    1,273,295
Multimanager Aggressive Equity........................  185,443,907  266,809,690
Multimanager Core Bond................................  905,961,230  752,660,868
Multimanager International Equity.....................  220,365,444  251,564,792
Multimanager Large Cap Core Equity....................   87,563,269   95,245,964
Multimanager Large Cap Value..........................  171,415,365  216,465,147
Multimanager Mid Cap Growth...........................  154,554,078  195,130,953
Multimanager Mid Cap Value............................  184,794,409  199,430,148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES      SALES
                                                                          ------------ ------------
Multimanager Multi-Sector Bond........................................... $413,698,598 $426,098,292
Multimanager Small Cap Growth............................................  115,556,118  142,269,874
Multimanager Small Cap Value.............................................  164,336,971  225,570,010
Multimanager Technology..................................................  227,723,381  254,855,099
Mutual Shares Securities Fund............................................    6,215,612    1,906,454
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.   11,785,816    3,070,938
PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio...........    8,701,861    4,294,154
PIMCO Variable Insurance Trust Real Return Portfolio.....................   31,495,013    8,274,551
PIMCO Variable Insurance Trust Total Return Portfolio....................   45,465,912   12,897,014
ProFund VP Bear..........................................................    3,683,424    3,208,852
ProFund VP Biotechnology.................................................    2,008,847      687,704
Rydex|SGI VT Alternative Strategies Allocation Fund......................      465,972       85,313
Rydex|SGI VT Managed Futures Strategy Fund...............................      524,076      132,499
T. Rowe Price Health Sciences Portfolio..................................    4,748,122    1,357,146
Templeton Developing Markets Securities Fund.............................    5,956,727    3,670,218
Templeton Foreign Securities Fund........................................    4,049,385    1,231,424
Templeton Global Bond Securities Fund....................................   37,743,030    8,180,401
Templeton Growth Securities Fund.........................................      991,713      596,529
Van Eck VIP Global Hard Assets Fund......................................   15,041,719    3,226,798

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest in are categorized by the share class of the Portfolio. During 2011, the EQAT and VIP Trusts, issued a new share class, Class K. The shares of Class K held by the Variable Investment Options as of December 31, 2011, reflect contributions from AXA Equitable. All share classes are subject to fees for investment management and advisory services and other Trust expenses. Class A units, or equivalent units, and Class K units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charges by the Variable Investment Options offered by the non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Effective January 1, 2012, Class A units of the Variable Investment Options investing in the EQAT and VIP Portfolios, except EQ/Global Bond PLUS, will be charged a 12b-1 fee.

   AXA Equitable and its affiliates serve as investment managers of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.14% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

5. Expenses and Related Party Transactions (Concluded)


   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Dynamic Wealth Strategies, EQ/AllianceBerstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Tactical Manager 500, AXA Tactical Manager 400, AXA Tactical Manager 2000, AXA Tactical Manager International, EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industrial Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

6. Reorganizations

   In 2011 and 2010, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2011 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Growth Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Dividend Growth Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVIDEND GROWTH FUND
------------------------------------------------------------------------------------------------
Shares -- Series II            175,545                               68,069
Value -- Series II        $       5.89                         $      15.19
Net Assets Before Merger  $  1,033,961                         $         --
Net Assets After Merger   $         --                         $  1,033,961
------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------
Shares -- Class A               70,733                              124,498
Value -- Class A          $      13.86                         $      17.94
Shares -- Class B           24,750,301                           34,472,013
Value -- Class B          $      13.86                         $      17.57
Net Assets Before Merger  $344,019,522                         $263,887,253
Net Assets After Merger   $         --                         $607,906,775
------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011
6. Reorganizations (Concluded)

----------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------
Shares -- Class A                   --                          252,280
Value -- Class A                    --                     $       5.63
Shares -- Class B           16,157,268                       52,913,950
Value -- Class B          $      10.68                     $       5.61
Net Assets Before Merger  $172,559,624                     $125,707,972
Net Assets After Merger   $         --                     $298,267,596
----------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010       MULTIMANAGER LAGE CAP GROWTH     MULTIMANAGER AGGRESIVE EQUITY
----------------------------------------------------------------------------------------
Shares -- Class B           27,549,345                       22,327,597
Value -- Class B          $       7.72                     $      23.38
Net Assets Before Merger  $212,680,942                     $309,338,272
Net Assets After Merger   $         --                     $522,019,214
----------------------------------------------------------------------------------------

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                                        ASSET-BASED                 CURRENT   MAXIMUM
                                                         MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                         EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                         ------------- -------------- ------------ --------- ---------

Accumulator and Rollover IRA issued before May 1, 1997..     0.90%          0.30%           --       1.20%     1.20%

Accumulator issued on or after May 1, 1997..............     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on or after March 1, 2000............     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator issued on or after April 1, 2002............     0.75%          0.25%         0.20%      1.20%     1.20%

Accumulator issued on or after September 15, 2003.......     0.75%          0.30%         0.20%      1.25%     1.25%

Accumulator 06, 07, 8.0, 9.0............................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Elite, Plus, Select.........................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select II...................................     1.10%          0.35%         0.45%      1.90%     1.90%

Accumulator Select issued on or after April 1, 2002.....     1.10%          0.25%         0.35%      1.70%     1.70%

Accumulator Plus issued on or after April 1, 2002.......     0.90%          0.25%         0.25%      1.40%     1.40%

Accumulator Plus issued on or after September 15, 2003..     0.90%          0.35%         0.25%      1.50%     1.50%

Accumulator Plus 06, 07, 8.0, 9.0.......................     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator Elite issued on or after September 15, 2003.     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator Elite II....................................     1.10%          0.25%         0.45%      1.80%     1.80%

Accumulator Elite 06, 07, 8.0, 9.0......................     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator 11.0 -- Series B............................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator 11.0 -- Series CP...........................     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator 11.0 -- Series L............................     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator 11.0 -- Series C............................     1.10%          0.25%         0.35%      1.70%     1.70%

Stylus..................................................     0.80%          0.30%         0.05%      1.15%     1.15%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Continued)

                                                              ASSET-BASED                 CURRENT   MAXIMUM
                                               MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                               EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                               ------------- -------------- ------------ --------- ---------

Retirement Income for Life....................     0.75%          0.30%         0.20%      1.25%     1.25%

Retirement Income for Life (NY)...............     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Advisor/(1)/......................     0.50%            --            --       0.50%     0.50%

Accumulator Express...........................     0.70%          0.25%           --       0.95%     0.95%

Retirement Cornerstone Series CP..............     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone Series B...............     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone Series L...............     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone Series C...............     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 11 -- Series B.........     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 11 -- Series CP........     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone 11 -- Series C.........     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 11 -- Series L.........     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone 11 -- Series ADV.......     0.35%          0.20%         0.10%      0.65%     0.65%

Structured Capital Strategies Series B/(2)/...     1.25%            --            --       1.25%     1.25%

Structured Capital Strategies Series ADV/(2)/.     0.65%            --            --       0.65%     0.65%

   ----------
  (1)The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
  (2)Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                       -----------                     ---------------                   ------------

Charges for state premium and other  At time of transaction     Varies by state                          Applied to an annuity
applicable taxes                                                                                         payout option

Annual Administrative charge         Annually on each contract  Depending on account value, in Years 1   Unit liquidation from
                                     date anniversary.          to 2 lesser of $30 or 2% of account      account value
                                                                value, thereafter $30

Variable Immediate Annuity payout    At time of transaction     $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                account value

Withdrawal charge                    At time of transaction     LOW - 0% in contract year 10 and         Unit liquidation from
                                                                thereafter.                              account value

                                                                HIGH - 8% in contract years 1 and 2.
                                                                The charge is 7% in contract years 3
                                                                and 4, and declines 1% each contract
                                                                year until it reaches 0% in contract
                                                                year 10.

                                                                *  Note - Depending on the contract
                                                                   and/or certain elections made under
                                                                   the contract, the withdrawal charge
                                                                   may or may not apply.

BaseBuilder benefit charge           Annually on each contract  0.30%                                    Unit liquidation from
                                     date anniversary.                                                   account value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Continued)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                  AMOUNT DEDUCTED                HOW DEDUCTED
                -------                        -----------                  ---------------                 ------------

Protection Plus                         Annually on each contract  LOW - 0.20%                         Unit liquidation from
                                        date anniversary.          HIGH - 0.35%.                       account value

Guaranteed minimum death benefit
options:

Annual ratchet to age 85                Annually on each contract  LOW - 0.20% of the Annual ratchet   Unit liquidation from
                                        date anniversary.          to age 85 benefit base              account value
                                                                   HIGH - 0.35% of the Annual ratchet
                                                                   to age 85 benefit base

Greater of 4% roll up to age 85 or      Annually on each contract  1.00% of the greater of 4% roll-up
Annual ratchet to age 85                date anniversary           to age 85 or Annual ratchet to age
                                                                   85 benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or       Annually on each contract  LOW - 0.50% of the greater of 5%    Unit liquidation from
annual ratchet to age 85                date anniversary.          roll-up to age 85 or annual         account value
                                                                   ratchet to age 85 benefit base
                                                                   HIGH - 1.00 % of 5% roll-up to age
                                                                   85 or Annual ratchet to age 85
                                                                   benefit base

6% rollup to age 80 or 70                                          0.20% of 6% roll-up to age 80 (or
                                                                   70) benefit base

6% rollup to age 85                     Annually on each contract  LOW - 0.35% of the 6% roll-up to    Unit liquidation from
                                        date anniversary.          age 85 benefit base                 account value
                                                                   HIGH - 0.45% of the 6% roll-up to
                                                                   age 85 benefit base

Greater of 6.5%, 6% or 3% rollup to     Annually on each contract  LOW - 0.45% of the 6% roll-up to    Unit liquidation from
age 85 or annual ratchet to age 85      date anniversary.          age 85 benefit base or the Annual   account value
                                                                   ratchet to age 85 benefit base,
                                                                   as applicable
                                                                   HIGH - 0.80% of the 6.5%, 6% or 3%
                                                                   roll-up to age 85 benefit base or
                                                                   the Annual ratchet to age 85
                                                                   benefit base, as applicable

Greater of 5% rollup to owner's age 80                             LOW - 0.80% (max 0.95%) of the 5%
or Annual ratchet to owner's age 80                                roll-up to age 80 benefit base or
                                                                   the annual ratchet benefit base,
                                                                   as applicable
                                                                   HIGH - 1.10% (max 1.25%) of the 5%
                                                                   roll-up to age 80 benefit base or
                                                                   the annual ratchet benefit base,
                                                                   as applicable

Greater of compounded annual roll-up                               LOW - 0.80% (max 0.95%) of the
to age 85 or annual ratchet to age 85                              roll-up to age 85 benefit base or
                                                                   annual ratchet to age 85 benefit
                                                                   base, as applicable
                                                                   HIGH - 0.90% (max 1.05%) of the
                                                                   roll-up to age 85 benefit base or
                                                                   annual ratchet to age 85 benefit
                                                                   base, as applicable

Greater of death benefit                Annually on each contract  Current charge 0.95%. Maximum       Unit liquidation from
                                        date anniversary           charge can be increased to 1.10%    account value
                                                                   if the roll-up benefit base to
                                                                   age 85 resets.

Greater of GMDB I                       Annually on each contract  GMIB I election : 1.00% (max 1.15%) Unit liquidation from
                                        date anniversary           GMIB II election: 1.00% (max 1.30%) account value

Greater of GMDB II                      Annually on each contract  GMIB I election: 1.15% (max 1.30%)  Unit liquidation from
                                        date anniversary           GMIB II election: 1.15% (max 1.45%) account value

Guaranteed Withdrawal Benefit for Life  Annually on each contract  0.30%                               Unit liquidation from
Enhanced Death Benefit                  date anniversary                                               account value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Concluded)


                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                   AMOUNT DEDUCTED                HOW DEDUCTED
                -------                         -----------                   ---------------                 ------------

Earnings Enhancement Benefit            Annually on each contract    0.35%                               Unit liquidation from
(additional death benefit)              date anniversary                                                 account value

Guaranteed Minimum Income Benefit       Annually on each contract    LOW - 0.45%                         Unit liquidation from
                                        date anniversary.            HIGH - 1.15% (max 1.45%)            account value

Guaranteed Principal Benefit            Annually on first 10         LOW - 100% Guaranteed Principal     Unit liquidation from
                                        contract date anniversaries  Benefit - 0.50%                     account value
                                                                     HIGH - 125% Guaranteed Principal
                                                                     Benefit - 0.75%

Guaranteed Withdrawal Benefit           Annually on each contract    LOW - 5% Withdrawal Option is 0.35% Unit liquidation from
                                        date anniversary             HIGH - 7% Withdrawal Option is      account value
                                                                     0.50%

Net Loan Interest charge for Rollover   Netted against loan          2.00%                               Unit liquidation from
                                        repayment                                                        account value

Retirement Income for Life Benefit      Annually on contract date    LOW - 0.60% for Single life         Unit liquidation from
charge                                  anniversary                      0.75% for Joint life            account value
                                                                     HIGH - 0.75% for Single life
                                                                         0.90% for Joint life

Guaranteed Withdrawal Benefit for Life  Annually on each contract    LOW - 0.60% for Single life;        Unit liquidation from
(GWBL)                                  date anniversary                 0.75% for Joint life            account value
                                                                     HIGH - 0.75% for Single life;
                                                                         0.90% for Joint life

Death benefit under converted GWBL      Annually on each contract    The GMDB charge in effect prior to  Unit liquidation from
                                        anniversary date             conversion will be deducted. Note   account value
                                                                     - Charge will vary depending on
                                                                     combination GMDB elections.

Converted Guaranteed withdrawal         Upon initial conversion and  Single and Joint life - charge is   Unit liquidation of
benefit for life charge                 annually on each contract    equal to the percentage of          account value
                                        date anniversary thereafter  Guaranteed minimum income benefit base charge deducted as the
                                                                     Guaranteed minimum income benefit
                                                                     charge on the conversion effective
                                                                     date. Annual ratchets may increase
                                                                     the charge to a percentage equal
                                                                     to the maximum charge for the
                                                                     Guaranteed minimum income benefit.

8. Accumulation Unit Values

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
ALL ASSET ALLOCATION
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $11.06         --               --          --        (4.49)%
      Highest contract charge 1.70% Class A (q)  $10.96         --               --          --        (4.94)%
      All contract charges                           --        365           $4,020        2.31%
2010  Lowest contract charge 1.30% Class A (q)   $11.58         --               --          --        13.75%
      Highest contract charge 1.70% Class A (q)  $11.53         --               --          --        13.37%
      All contract charges                           --        150           $1,728        3.84%
2009  Lowest contract charge 1.30% Class A (q)   $10.18         --               --          --         0.20%
      Highest contract charge 1.70% Class A (q)  $10.17         --               --          --         0.10%
      All contract charges                           --         --               --        0.75%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                        YEARS ENDED DECEMBER 31,
                                                      -----------------------------------------------------------
                                                      UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                      VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                      ------ ------------------ ---------- -------------- ---------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class B (q) (r)    $10.53           --               --        --        (4.27)%
      Highest contract charge 1.70% Class B (q) (r)   $10.44           --               --        --        (4.66)%
      All contract charges                                --          209       $    2,189      2.01%
2010  Lowest contract charge 1.30% Class B (q) (r)    $11.00           --               --        --         8.80%
      Highest contract charge 1.70% Class B (q) (r)   $10.95           --               --        --         8.42%
      All contract charges                                --          184       $    2,018      1.04%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class B (v)        $ 8.16           --               --        --       (17.16)%
      Highest contract charge 1.70% Class B (q) (r)   $ 9.24           --               --        --       (17.50)%
      All contract charges                                --          393       $    3,650      2.67%
2010  Lowest contract charge 1.30% Class B (q) (r)    $11.25           --               --        --        11.17%
      Highest contract charge 1.70% Class B (q) (r)   $11.20           --               --        --        10.67%
      All contract charges                                --          144       $    1,621      0.54%
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class II (q) (r)   $11.00           --               --        --        (0.45)%
      Highest contract charge 1.70% Class II (q) (r)  $10.91           --               --        --        (0.82)%
      All contract charges                                --          108       $    1,180      1.66%
2010  Lowest contract charge 1.30% Class II (q) (r)   $11.05           --               --        --         9.30%
      Highest contract charge 1.70% Class II (q) (r)  $11.00           --               --        --         8.91%
      All contract charges                                --           35       $      385      1.67%
AMERICAN CENTURY VP MID CAP VALUE FUND
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class II (v)       $10.45           --               --        --        (3.24)%
      Highest contract charge 1.70% Class II (q)      $11.97           --               --        --        (2.52)%
      All contract charges                                --          550       $    6,610      1.36%
2010  Lowest contract charge 1.30% Class II (q)       $12.34           --               --        --        17.41%
      Highest contract charge 1.70% Class II (q)      $12.28           --               --        --        16.95%
      All contract charges                                --          216       $    2,654      3.23%
2009  Lowest contract charge 1.30% Class II (q)       $10.51           --               --        --         1.55%
      Highest contract charge 1.70% Class II (q)      $10.50           --               --        --         1.45%
      All contract charges                                --           --       $        1      1.80%
AXA AGGRESSIVE ALLOCATION
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A            $10.48           --               --        --        (8.47)%
      Highest contract charge 1.70% Class A           $10.39           --               --        --        (8.86)%
      All contract charges                                --        1,194       $   12,486      1.24%
2010  Lowest contract charge 1.30% Class A            $11.45           --               --        --        11.93%
      Highest contract charge 1.70% Class A           $11.40           --               --        --        11.44%
      All contract charges                                --          686       $    7,851      1.55%
2009  Lowest contract charge 1.30% Class A            $10.23           --               --        --         0.29%
      Highest contract charge 1.70% Class A           $10.23           --               --        --         0.39%
      All contract charges                                --            3       $       29        --
AXA AGGRESSIVE ALLOCATION
      Unit Value 1.15% to 1.90%*
2011  Lowest contract charge 1.15% Class B            $10.74           --               --        --        (8.60)%
      Highest contract charge 1.90% Class B           $10.11           --               --        --        (9.33)%
      All contract charges                                --      231,299       $2,591,021      1.24%
2010  Lowest contract charge 0.50% Class B            $12.29           --               --        --        12.55%
      Highest contract charge 1.90% Class B           $11.15           --               --        --        10.95%
      All contract charges                                --      250,059       $3,071,781      1.55%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2009  Lowest contract charge 0.50% Class B       $10.92           --               --        --        26.71%
      Highest contract charge 1.90% Class B      $10.05           --               --        --        24.82%
      All contract charges                           --      264,282       $2,913,632      1.00%
2008  Lowest contract charge 0.50% Class B       $ 8.62           --               --        --       (39.51)%
      Highest contract charge 1.90% Class B      $ 8.05           --               --        --       (40.33)%
      All contract charges                           --      249,764       $2,198,545      1.66%
2007  Lowest contract charge 0.50% Class B       $14.25           --               --        --         5.63%
      Highest contract charge 1.90% Class B      $13.49           --               --        --         4.17%
      All contract charges                                   189,188       $2,787,372      3.04%
AXA BALANCED STRATEGY
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class B (p)   $10.56           --               --        --        (3.65)%
      Highest contract charge 1.70% Class B (p)  $10.47           --               --        --        (4.03)%
      All contract charges                           --       77,122       $  864,298      1.41%
2010  Lowest contract charge 1.30% Class B (p)   $10.96           --               --        --         8.62%
      Highest contract charge 1.70% Class B (p)  $10.91           --               --        --         8.13%
      All contract charges                           --       43,235       $  508,706      2.00%
2009  Lowest contract charge 1.30% Class B (p)   $10.09           --               --        --        (0.30)%
      Highest contract charge 1.70% Class B (p)  $10.09           --               --        --        (0.20)%
      All contract charges                           --        8,275       $   93,171      2.87%
AXA CONSERVATIVE ALLOCATION
      Unit Value 1.15% to 1.90%*
2011  Lowest contract charge 1.15% Class B       $11.71           --               --        --         0.69%
      Highest contract charge 1.90% Class B      $11.03           --               --        --         0.00%
      All contract charges                           --      170,929       $2,014,227      1.74%
2010  Lowest contract charge 0.50% Class B       $12.16           --               --        --         6.67%
      Highest contract charge 1.90% Class B      $11.03           --               --        --         5.25%
      All contract charges                           --      167,849       $1,970,907      2.11%
2009  Lowest contract charge 0.50% Class B       $11.40           --               --        --         9.27%
      Highest contract charge 1.90% Class B      $10.48           --               --        --         7.76%
      All contract charges                           --      170,307       $1,893,018      2.38%
2008  Lowest contract charge 0.50% Class B       $10.43           --               --        --       (11.46)%
      Highest contract charge 1.90% Class B      $ 9.73           --               --        --       (12.74)%
      All contract charges                           --      130,528       $1,340,728      6.68%
2007  Lowest contract charge 0.50% Class B       $11.78           --               --        --         5.27%
      Highest contract charge 1.90% Class B      $11.15           --               --        --         3.82%
      All contract charges                                    43,687       $  512,686      4.38%
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class B (p)   $10.55           --               --        --        (2.68)%
      Highest contract charge 1.70% Class B (p)  $10.45           --               --        --        (3.15)%
      All contract charges                           --       41,147       $  456,027      1.49%
2010  Lowest contract charge 1.30% Class B (p)   $10.84           --               --        --         7.75%
      Highest contract charge 1.70% Class B (p)  $10.79           --               --        --         7.36%
      All contract charges                           --       24,643       $  283,665      1.91%
2009  Lowest contract charge 1.30% Class B (p)   $10.06           --               --        --        (0.40)%
      Highest contract charge 1.70% Class B (p)  $10.05           --               --        --        (0.40)%
      All contract charges                           --        4,833       $   53,791      3.54%
AXA CONSERVATIVE STRATEGY
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class B (v)   $ 9.87           --               --        --        (0.50)%
      Highest contract charge 1.70% Class B (p)  $10.42           --               --        --        (0.95)%
      All contract charges                           --       28,161       $  305,265      1.76%
2010  Lowest contract charge 1.30% Class B (p)   $10.57           --               --        --         5.91%
      Highest contract charge 1.70% Class B (p)  $10.52           --               --        --         5.41%
      All contract charges                           --       15,143       $  166,345      2.01%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2009  Lowest contract charge 1.30% Class B (p)   $ 9.98           --               --        --        (0.70)%
      Highest contract charge 1.70% Class B (p)  $ 9.98           --               --        --        (0.70)%
      All contract charges                           --        3,109       $   33,065      4.46%
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 1.15% to 1.90%*
2011  Lowest contract charge 1.15% Class B       $11.36           --               --        --        (1.82)%
      Highest contract charge 1.90% Class B      $10.70           --               --        --        (2.55)%
      All contract charges                           --      141,974       $1,647,589      1.50%
2010  Lowest contract charge 0.50% Class B       $12.11           --               --        --         8.51%
      Highest contract charge 1.90% Class B      $10.98           --               --        --         7.02%
      All contract charges                           --      149,637       $1,775,692      1.99%
2009  Lowest contract charge 0.50% Class B       $11.16           --               --        --        13.83%
      Highest contract charge 1.90% Class B      $10.26           --               --        --        12.28%
      All contract charges                           --      152,280       $1,682,551      1.98%
2008  Lowest contract charge 0.50% Class B       $ 9.80           --               --        --       (19.80)%
      Highest contract charge 1.90% Class B      $ 9.14           --               --        --       (21.00)%
      All contract charges                           --      126,714       $1,241,651      3.99%
2007  Lowest contract charge 0.50% Class B       $12.22           --               --        --         4.98%
      Highest contract charge 1.90% Class B      $11.57           --               --        --         3.49%
      All contract charges                                    83,083       $1,028,164      3.70%
AXA GROWTH STRATEGY
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class B (p)   $10.57           --               --        --        (5.62)%
      Highest contract charge 1.70% Class B (p)  $10.48           --               --        --        (6.01)%
      All contract charges                           --       60,162       $  726,066      1.28%
2010  Lowest contract charge 1.30% Class B (p)   $11.20           --               --        --        10.24%
      Highest contract charge 1.70% Class B (p)  $11.15           --               --        --         9.74%
      All contract charges                           --       44,484       $  517,788      1.51%
2009  Lowest contract charge 1.30% Class B (p)   $10.16           --               --        --         0.00%
      Highest contract charge 1.70% Class B (p)  $10.16           --               --        --         0.00%
      All contract charges                           --       16,690       $  196,220      1.94%
AXA MODERATE ALLOCATION
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $10.60           --               --        --        (3.46)%
      Highest contract charge 1.70% Class A (q)  $10.51           --               --        --        (3.84)%
      All contract charges                           --        2,717       $   28,735      1.47%
2010  Lowest contract charge 1.30% Class A (q)   $10.98           --               --        --         8.71%
      Highest contract charge 1.70% Class A (q)  $10.93           --               --        --         8.33%
      All contract charges                           --        1,305       $   14,308      2.12%
2009  Lowest contract charge 1.30% Class A (q)   $10.10           --               --        --        (0.20)%
      Highest contract charge 1.70% Class A (q)  $10.09           --               --        --        (0.20)%
      All contract charges                           --            2       $       24      1.45%
AXA MODERATE ALLOCATION
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $52.05           --               --        --        (3.31)%
      Highest contract charge 1.90% Class B      $40.54           --               --        --        (4.23)%
      All contract charges                           --      460,615       $6,742,287      1.47%
2010  Lowest contract charge 0.50% Class B       $60.28           --               --        --         9.36%
      Highest contract charge 1.90% Class B      $42.33           --               --        --         7.82%
      All contract charges                           --      494,825       $7,532,763      2.12%
2009  Lowest contract charge 0.50% Class B       $55.12           --               --        --        16.43%
      Highest contract charge 1.90% Class B      $39.26           --               --        --        14.80%
      All contract charges                           --      509,246       $7,164,791      1.45%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                    YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS    INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)    INCOME RATIO** RETURN***
                                                 ------ ------------------ ----------- -------------- ---------
2008  Lowest contract charge 0.50% Class B       $47.34           --                --        --       (24.86)%
      Highest contract charge 1.90% Class B      $34.20           --                --        --       (25.91)%
      All contract charges                           --      438,140       $ 5,361,993      4.05%
2007  Lowest contract charge 0.50% Class B       $63.00           --                --        --         5.74%
      Highest contract charge 1.90% Class B      $46.16           --                --        --         4.25%
      All contract charges                                   339,622       $ 5,580,780      3.49%
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class B (v)   $ 9.69           --                --        --        (5.65)%
      Highest contract charge 1.70% Class B (p)  $10.48           --                --        --        (4.99)%
      All contract charges                           --      201,465       $ 2,244,950      1.33%
2010  Lowest contract charge 1.30% Class B (p)   $11.08           --                --        --         9.38%
      Highest contract charge 1.70% Class B (p)  $11.03           --                --        --         8.99%
      All contract charges                           --      106,632       $ 1,269,198      1.99%
2009  Lowest contract charge 1.30% Class B (p)   $10.13           --                --        --        (0.10)%
      Highest contract charge 1.70% Class B (p)  $10.12           --                --        --        (0.20)%
      All contract charges                           --       18,371       $   214,806      2.33%
AXA MODERATE-PLUS ALLOCATION
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $10.55           --                --        --        (5.97)%
      Highest contract charge 1.70% Class A (q)  $10.46           --                --        --        (6.36)%
      All contract charges                           --        2,878       $    30,294      1.37%
2010  Lowest contract charge 1.30% Class A (q)   $11.22           --                --        --        10.32%
      Highest contract charge 1.70% Class A (q)  $11.17           --                --        --         9.94%
      All contract charges                           --        1,401       $    15,700      1.70%
2009  Lowest contract charge 1.30% Class A (q)   $10.17           --                --        --         0.10%
      Highest contract charge 1.70% Class A (q)  $10.16           --                --        --         0.10%
      All contract charges                           --           33       $       334      1.36%
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $11.44           --                --        --        (5.84)%
      Highest contract charge 1.90% Class B      $10.61           --                --        --        (6.68)%
      All contract charges                           --      799,917       $ 9,493,247      1.37%
2010  Lowest contract charge 0.50% Class B       $12.54           --                --        --        10.97%
      Highest contract charge 1.90% Class B      $11.37           --                --        --         9.43%
      All contract charges                           --      866,067       $10,977,390      1.70%
2009  Lowest contract charge 0.50% Class B       $11.30           --                --        --        21.35%
      Highest contract charge 1.90% Class B      $10.39           --                --        --        19.61%
      All contract charges                           --      908,945       $10,483,044      1.36%
2008  Lowest contract charge 0.50% Class B       $ 9.31           --                --        --       (32.14)%
      Highest contract charge 1.90% Class B      $ 8.69           --                --        --       (33.05)%
      All contract charges                           --      853,511       $ 8,197,686      2.40%
2007  Lowest contract charge 0.50% Class B       $13.72           --                --        --         5.86%
      Highest contract charge 1.90% Class B      $12.98           --                --        --         4.34%
      All contract charges                                   689,233       $ 9,864,221      3.23%
AXA TACTICAL MANAGER 2000
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class B (v)   $ 9.49           --                --        --       (13.81)%
      Highest contract charge 1.70% Class B (q)  $11.46           --                --        --       (12.05)%
      All contract charges                           --        4,308       $    49,629      0.03%
2010  Lowest contract charge 1.30% Class B (q)   $13.09           --                --        --        21.77%
      Highest contract charge 1.70% Class B (q)  $13.03           --                --        --        21.32%
      All contract charges                           --        1,905       $    24,898      0.08%
2009  Lowest contract charge 1.30% Class B (q)   $10.75           --                --        --         2.76%
      Highest contract charge 1.70% Class B (q)  $10.74           --                --        --         2.58%
      All contract charges                           --            7       $        78      0.01%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------
                                                       UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                       ------ ------------------ ---------- -------------- ---------
AXA TACTICAL MANAGER 400
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class B (v)         $ 9.67          --               --         --       (11.93)%
      Highest contract charge 1.70% Class B (q)        $11.39          --               --         --        (9.75)%
      All contract charges                                 --       3,936         $ 45,056       0.05%
2010  Lowest contract charge 1.30% Class B (q)         $12.68          --               --         --        21.34%
      Highest contract charge 1.70% Class B (q)        $12.62          --               --         --        20.88%
      All contract charges                                 --       1,775         $ 22,475         --
2009  Lowest contract charge 1.30% Class B (q)         $10.45          --               --         --         1.65%
      Highest contract charge 1.70% Class B (q)        $10.44          --               --         --         1.66%
      All contract charges                                 --           7         $     75       0.01%
AXA TACTICAL MANAGER 500
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class B (v)         $ 9.86          --               --         --        (7.24)%
      Highest contract charge 1.70% Class B (q)        $10.68          --               --         --        (5.40)%
      All contract charges                                 --       9,807         $105,270       0.61%
2010  Lowest contract charge 1.30% Class B (q)         $11.34          --               --         --        10.85%
      Highest contract charge 1.70% Class B (q)        $11.29          --               --         --        10.36%
      All contract charges                                 --       4,542         $ 51,399       0.65%
2009  Lowest contract charge 1.30% Class B (q)         $10.23          --               --         --         0.00%
      Highest contract charge 1.70% Class B (q)        $10.23          --               --         --         0.00%
      All contract charges                                 --          25         $    261       0.03%
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class B (v)         $ 8.18          --               --         --       (19.09)%
      Highest contract charge 1.70% Class B (q)        $ 8.49          --               --         --       (17.41)%
      All contract charges                                 --       9,274         $ 79,116       1.87%
2010  Lowest contract charge 1.30% Class B (q)         $10.33          --               --         --         3.30%
      Highest contract charge 1.70% Class B (q)        $10.28          --               --         --         2.90%
      All contract charges                                 --       4,133         $ 42,628       1.38%
2009  Lowest contract charge 1.30% Class B (q)         $10.00          --               --         --        (0.20)%
      Highest contract charge 1.70% Class B (q)        $ 9.99          --               --         --        (0.30)%
      All contract charges                                 --           8         $     81       0.05%
AXA ULTRA CONSERVATIVE STRATEGY
      Unit Value 1.30% to 1.30%*
2011  Lowest contract charge 1.30% Class B (aa)        $10.05          --               --         --         0.50%
      Highest contract charge 1.30% Class B (aa)       $10.05          --               --         --         0.50%
      All contract charges                                 --          --               --       0.42%
BLACKROCK GLOBAL ALLOCATION V.I. FUND
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class III (v)       $ 9.62          --               --         --        (5.59)%
      Lowest contract charge 1.70% Class III (q)       $10.35          --               --         --        (5.31)%
      All contract charges                                 --       2,891         $ 30,083       3.14%
2010  Lowest contract charge 1.30% Class III (q)       $10.98          --               --         --         8.39%
      Lowest contract charge 1.70% Class III (q)       $10.93          --               --         --         7.90%
      All contract charges                                 --       1,831         $ 20,063       2.23%
2009  Lowest contract charge 1.30% Class III (q)       $10.13          --               --         --        (0.49)%
      Lowest contract charge 1.70% Class III (q)       $10.13          --               --         --        (0.39)%
      All contract charges                                 --          63         $    644       1.59%
BLACKROCK LARGE CAP GROWTH V.I. FUND
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class III (v)       $10.56          --               --         --        (2.22)%
      Highest contract charge 1.70% Class III (q) (r)  $11.68          --               --         --         0.60%
      All contract charges                                 --         429         $  5,041       0.95%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------
                                                       UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                       ------ ------------------ ---------- -------------- ---------
2010  Lowest contract charge 1.30% Class III (q) (r)   $11.67           --              --         --        13.63%
      Highest contract charge 1.70% Class III (q) (r)  $11.61           --              --         --        13.16%
      All contract charges                                 --          158        $  1,845       1.10%
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class B (w)         $ 9.51           --              --         --        (4.90)%
      Highest contract charge 1.70% Class B (w)        $ 9.48           --              --         --        (5.20)%
      All contract charges                                 --        5,946        $ 56,477         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class A (v)         $10.66           --              --         --        (4.65)%
      Highest contract charge 1.70% Class A (q)        $13.78           --              --         --        (2.13)%
      All contract charges                                 --          258        $  3,572         --
2010  Lowest contract charge 1.30% Class A (q)         $14.14           --              --         --        31.78%
      Highest contract charge 1.70% Class A (q)        $14.08           --              --         --        31.34%
      All contract charges                                 --          168        $  2,379         --
2009  Lowest contract charge 1.30% Class A (q)         $10.73           --              --         --         3.27%
      Highest contract charge 1.70% Class A (q)        $10.72           --              --         --         3.18%
      All contract charges                                 --           --        $      2       0.02%
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B             $20.90           --              --         --        (1.55)%
      Highest contract charge 1.90% Class B            $18.14           --              --         --        (2.53)%
      All contract charges                                 --       25,346        $432,523         --
2010  Lowest contract charge 0.50% Class B             $22.59           --              --         --        32.57%
      Highest contract charge 1.90% Class B            $18.61           --              --         --        30.69%
      All contract charges                                 --       26,419        $462,036         --
2009  Lowest contract charge 0.50% Class B             $17.04           --              --         --        35.03%
      Highest contract charge 1.90% Class B            $14.24           --              --         --        33.07%
      All contract charges                                 --       25,519        $342,139       0.02%
2008  Lowest contract charge 0.50% Class B             $12.62           --              --         --       (44.94)%
      Highest contract charge 1.90% Class B            $10.70           --              --         --       (45.71)%
      All contract charges                                 --       27,869        $280,414         --
2007  Lowest contract charge 0.50% Class B             $22.92           --              --         --        16.11%
      Highest contract charge 1.90% Class B            $19.71           --              --         --        14.46%
      All contract charges                                          28,246        $526,859         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)         $11.63           --              --         --       (10.54)%
      Highest contract charge 1.70% Class A (q)        $11.53           --              --         --       (10.90)%
      All contract charges                                 --          170        $  1,967       0.14%
2010  Lowest contract charge 1.30% Class A (q)         $13.00           --              --         --        22.99%
      Highest contract charge 1.70% Class A (q)        $12.94           --              --         --        22.42%
      All contract charges                                 --          109        $  1,418       0.19%
2009  Lowest contract charge 1.30% Class A (q)         $10.57           --              --         --         1.44%
      Highest contract charge 1.70% Class A (q)        $10.57           --              --         --         1.54%
      All contract charges                                 --           --              --       1.03%
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 1.20% to 1.90%*
2011  Lowest contract charge 1.20% Class B             $ 8.94           --              --         --       (10.60)%
      Highest contract charge 1.90% Class B            $ 8.60           --              --         --       (11.34)%
      All contract charges                                 --       14,016        $123,318       0.14%
2010  Lowest contract charge 0.50% Class B             $10.31           --              --         --        23.62%
      Highest contract charge 1.90% Class B            $ 9.70           --              --         --        21.86%
      All contract charges                                 --       13,485        $133,212       0.19%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2009  Lowest contract charge 0.50% Class B       $ 8.34           --              --         --        27.51%
      Highest contract charge 1.90% Class B      $ 7.96           --              --         --        25.69%
      All contract charges                           --       12,629        $101,917       1.03%
2008  Lowest contract charge 0.50% Class B       $ 6.54                                               (33.67)%
      Highest contract charge 1.90% Class B      $ 6.33                                               (34.61)%
      All contract charges                           --       11,658        $ 74,460       1.06%
2007  Lowest contract charge 0.50% Class B       $ 9.86                                                (9.12)%
      Highest contract charge 1.90% Class B      $ 9.68                                               (10.37)%
      All contract charges                                     5,985        $ 58,243       0.48%
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class A (v)   $10.10           --              --         --        (6.57)%
      Highest contract charge 1.70% Class A (q)  $10.94           --              --         --        (4.54)%
      All contract charges                           --        2,342        $ 25,770       1.26%
2010  Lowest contract charge 1.30% Class A (q)   $11.51           --              --         --        11.10%
      Highest contract charge 1.70% Class A (q)  $11.46           --              --         --        10.62%
      All contract charges                           --        1,070        $ 12,298       1.30%
2009  Lowest contract charge 1.30% Class A (q)   $10.36           --              --         --         0.68%
      Highest contract charge 1.70% Class A (q)  $10.36           --              --         --         0.68%
      All contract charges                           --           --        $      3       2.75%
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $21.81           --              --         --        (4.05)%
      Highest contract charge 1.90% Class B      $18.94           --              --         --        (4.92)%
      All contract charges                           --       56,317        $826,492       1.26%
2010  Lowest contract charge 0.50% Class B       $24.18           --              --         --        11.74%
      Highest contract charge 1.90% Class B      $19.92           --              --         --        10.12%
      All contract charges                           --       54,746        $848,219       1.30%
2009  Lowest contract charge 0.50% Class B       $21.64           --              --         --        29.60%
      Highest contract charge 1.90% Class B      $18.09           --              --         --        27.82%
      All contract charges                           --       52,534        $745,364       2.75%
2008  Lowest contract charge 0.50% Class B       $16.70           --              --         --       (36.86)%
      Highest contract charge 1.90% Class B      $14.15           --              --         --       (37.77)%
      All contract charges                           --       46,485        $522,247       1.73%
2007  Lowest contract charge 0.50% Class B       $26.45           --              --         --         0.69%
      Highest contract charge 1.90% Class B      $22.74           --              --         --        (0.74)%
      All contract charges                                    45,201        $829,334       1.08%
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $11.45           --              --         --        (1.46)%
      Highest contract charge 1.70% Class A (q)  $11.35           --              --         --        (1.90)%
      All contract charges                           --          221        $  2,525       1.90%
2010  Lowest contract charge 1.30% Class A (q)   $11.62           --              --         --        14.48%
      Highest contract charge 1.70% Class A (q)  $11.57           --              --         --        14.10%
      All contract charges                           --           77        $    889       2.49%
2009  Lowest contract charge 1.30% Class A (q)   $10.15           --              --         --        (0.39)%
      Highest contract charge 1.70% Class A (q)  $10.14           --              --         --        (0.39)%
      All contract charges                           --           --              --       2.55%
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $ 6.03           --              --         --        (1.31)%
      Highest contract charge 1.90% Class B      $ 5.31           --              --         --        (2.39)%
      All contract charges                           --       46,896        $212,989       1.90%
2010  Lowest contract charge 0.50% Class B       $ 6.45           --              --         --        15.18%
      Highest contract charge 1.90% Class B      $ 5.44           --              --         --        13.57%
      All contract charges                           --       45,605        $214,535       2.49%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2009  Lowest contract charge 0.50% Class B       $ 5.60           --               --        --        10.97%
      Highest contract charge 1.90% Class B      $ 4.79           --               --        --         9.34%
      All contract charges                           --       43,320       $  182,082      2.55%
2008  Lowest contract charge 0.50% Class B       $ 5.05           --               --        --       (32.67)%
      Highest contract charge 1.90% Class B      $ 4.38           --               --        --       (33.54)%
      All contract charges                           --       39,344       $  157,390      2.44%
2007  Lowest contract charge 0.50% Class B       $ 7.50           --               --        --         3.31%
      Highest contract charge 1.90% Class B      $ 6.59           --               --        --         1.70%
      All contract charges                                    31,430       $  202,051      1.82%
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 1.20% to 1.80%*
2011  Lowest contract charge 1.20% Class B       $ 7.81           --               --        --        (0.89)%
      Highest contract charge 1.80% Class B      $ 7.24           --               --        --        (1.50)%
      All contract charges                           --        4,681       $   42,315      0.35%
2010  Lowest contract charge 0.50% Class B       $ 8.54           --               --        --        11.93%
      Highest contract charge 1.90% Class B      $ 7.27           --               --        --        10.49%
      All contract charges                           --        5,101       $   46,879      0.05%
2009  Lowest contract charge 0.50% Class B       $ 7.63           --               --        --        30.12%
      Highest contract charge 1.90% Class B      $ 6.58           --               --        --        28.35%
      All contract charges                           --        5,534       $   45,654      0.24%
2008  Lowest contract charge 0.50% Class B       $ 5.86           --               --        --       (45.44)%
      Highest contract charge 1.90% Class B      $ 5.13           --               --        --       (46.23)%
      All contract charges                           --        5,674       $   36,090      0.30%
2007  Lowest contract charge 0.50% Class B       $10.74           --               --        --        11.53%
      Highest contract charge 1.90% Class B      $ 9.54           --               --        --         9.91%
      All contract charges                                     5,341       $   62,358      0.23%
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $12.28           --               --        --         2.85%
      Highest contract charge 1.70% Class A (q)  $12.18           --               --        --         2.53%
      All contract charges                           --           90       $    1,098      0.71%
2010  Lowest contract charge 1.30% Class A (q)   $11.94           --               --        --        14.59%
      Highest contract charge 1.70% Class A (q)  $11.88           --               --        --        14.12%
      All contract charges                           --           50       $      602      0.74%
2009  Lowest contract charge 1.30% Class A (q)   $10.42           --               --        --         1.56%
      Highest contract charge 1.70% Class A (q)  $10.41           --               --        --         1.56%
      All contract charges                           --           --               --      1.14%
EQ/CAPITAL GUARDIAN RESEARCH (A)
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $12.49           --               --        --         3.05%
      Highest contract charge 1.90% Class B      $11.05           --               --        --         2.03%
      All contract charges                           --       69,996       $  835,757      0.71%
2010  Lowest contract charge 0.50% Class B       $12.78           --               --        --        15.24%
      Highest contract charge 1.90% Class B      $10.83           --               --        --        13.64%
      All contract charges                           --       77,666       $  904,589      0.74%
2009  Lowest contract charge 0.50% Class B       $11.09           --               --        --        30.79%
      Highest contract charge 1.90% Class B      $ 9.53           --               --        --        29.02%
      All contract charges                           --       86,472       $  882,191      1.14%
2008  Lowest contract charge 0.50% Class B       $ 8.48           --               --        --       (39.94)%
      Highest contract charge 1.90% Class B      $ 7.39           --               --        --       (40.83)%
      All contract charges                           --       96,287       $  757,787      0.91%
2007  Lowest contract charge 0.50% Class B       $14.12           --               --        --         1.15%
      Highest contract charge 1.90% Class B      $12.49           --               --        --        (0.32)%
      All contract charges                                   113,240       $1,497,202      1.28%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                    YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------
                                                  UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                  VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------- ------------------ ---------- -------------- ---------
EQ/COMMON STOCK INDEX
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $ 11.77           --               --        --        (0.59)%
      Highest contract charge 1.70% Class A (q)  $ 11.67           --               --        --        (0.93)%
      All contract charges                            --          166       $    1,957      1.24%
2010  Lowest contract charge 1.30% Class A (q)   $ 11.84           --               --        --        14.73%
      Highest contract charge 1.70% Class A (q)  $ 11.78           --               --        --        14.15%
      All contract charges                            --           93       $    1,103      1.26%
2009  Lowest contract charge 1.30% Class A (q)   $ 10.32           --               --        --         0.39%
      Highest contract charge 1.70% Class A (q)  $ 10.32           --               --        --         0.39%
      All contract charges                            --           --               --      1.80%
EQ/COMMON STOCK INDEX (N)
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $250.92           --               --        --        (0.42)%
      Highest contract charge 1.90% Class B      $177.52           --               --        --        (1.38)%
      All contract charges                            --       34,703       $  717,818      1.24%
2010  Lowest contract charge 0.50% Class B       $295.18           --               --        --        15.29%
      Highest contract charge 1.90% Class B      $180.00           --               --        --        13.67%
      All contract charges                            --       38,136       $  803,765      1.26%
2009  Lowest contract charge 0.50% Class B       $256.03           --               --        --        27.69%
      Highest contract charge 1.90% Class B      $158.35           --               --        --        25.90%
      All contract charges                            --       41,528       $  776,118      1.80%
2008  Lowest contract charge 0.50% Class B       $200.52           --               --        --       (44.08)%
      Highest contract charge 1.90% Class B      $125.78           --               --        --       (44.87)%
      All contract charges                            --       40,142       $  617,520      1.63%
2007  Lowest contract charge 0.50% Class B       $358.57           --               --        --         2.96%
      Highest contract charge 1.90% Class B      $228.16           --               --        --         1.51%
      All contract charges                                     41,874       $1,221,553      0.97%
EQ/CORE BOND INDEX (L)
      Unit Value 0.65% to 1.90%*
2011  Lowest contract charge 0.65% Class B       $ 10.16           --               --        --         4.21%
      Highest contract charge 1.90% Class B      $ 13.23           --               --        --         2.80%
      All contract charges                            --       97,647       $1,156,460      1.89%
2010  Lowest contract charge 0.50% Class B       $ 15.47           --               --        --         5.24%
      Highest contract charge 1.90% Class B      $ 12.87           --               --        --         3.79%
      All contract charges                            --       94,923       $1,102,809      2.24%
2009  Lowest contract charge 0.50% Class B       $ 14.70           --               --        --         2.17%
      Highest contract charge 1.90% Class B      $ 12.40           --               --        --         0.76%
      All contract charges                            --       89,630       $1,013,962      2.61%
2008  Lowest contract charge 0.50% Class B       $ 14.39           --               --        --        (9.38)%
      Highest contract charge 1.90% Class B      $ 12.31           --               --        --       (10.67)%
      All contract charges                            --       80,413       $  913,345      4.06%
2007  Lowest contract charge 0.50% Class B       $ 15.88           --               --        --         2.58%
      Highest contract charge 1.90% Class B      $ 13.78           --               --        --         1.10%
      All contract charges                                     99,922       $1,271,392      4.32%
EQ/DAVIS NEW YORK VENTURE
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $ 10.72           --               --        --        (5.72)%
      Highest contract charge 1.70% Class A (q)  $ 10.63           --               --        --        (6.01)%
      All contract charges                            --          728       $    7,778      0.31%
2010  Lowest contract charge 1.30% Class A (q)   $ 11.37           --               --        --        10.60%
      Highest contract charge 1.70% Class A (q)  $ 11.31           --               --        --        10.13%
      All contract charges                            --          348       $    3,958      0.81%
2009  Lowest contract charge 1.30% Class A (q)   $ 10.28           --               --        --         1.48%
      Highest contract charge 1.70% Class A (q)  $ 10.27           --               --        --         1.48%
      All contract charges                            --           --       $        7      1.73%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $ 9.23           --               --        --        (5.62)%
      Highest contract charge 1.90% Class B      $ 8.77           --               --        --        (6.50)%
      All contract charges                           --       34,132       $  306,088      0.31%
2010  Lowest contract charge 0.50% Class B       $ 9.97           --               --        --        11.27%
      Highest contract charge 1.90% Class B      $ 9.38           --               --        --         9.71%
      All contract charges                           --       37,420       $  357,290      0.81%
2009  Lowest contract charge 0.50% Class B       $ 8.96           --               --        --        32.03%
      Highest contract charge 1.90% Class B      $ 8.55           --               --        --        30.18%
      All contract charges                           --       39,080       $  338,925      1.73%
2008  Lowest contract charge 0.50% Class B       $ 6.79           --               --        --       (39.54)%
      Highest contract charge 1.90% Class B      $ 6.57           --               --        --       (40.38)%
      All contract charges                           --       36,597       $  242,910      0.62%
2007  Lowest contract charge 0.50% Class B       $11.23           --               --        --         3.22%
      Highest contract charge 1.90% Class B      $11.02           --               --        --         1.75%
      All contract charges                                    24,733       $  273,949      0.62%
EQ/EQUITY 500 INDEX
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $11.67           --               --        --         0.52%
      Highest contract charge 1.70% Class A (q)  $11.57           --               --        --         0.09%
      All contract charges                           --        1,156       $   13,434      1.45%
2010  Lowest contract charge 1.30% Class A (q)   $11.61           --               --        --        13.16%
      Highest contract charge 1.70% Class A (q)  $11.56           --               --        --        12.67%
      All contract charges                           --          501       $    5,807      1.43%
2009  Lowest contract charge 1.30% Class A (q)   $10.26           --               --        --         0.10%
      Highest contract charge 1.70% Class A (q)  $10.26           --               --        --         0.10%
      All contract charges                           --            3       $       34      1.96%
EQ/EQUITY 500 INDEX
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $28.94           --               --        --         0.56%
      Highest contract charge 1.90% Class B      $24.37           --               --        --        (0.41)%
      All contract charges                           --       68,631       $1,153,634      1.45%
2010  Lowest contract charge 0.50% Class B       $31.06           --               --        --        13.81%
      Highest contract charge 1.90% Class B      $24.47           --               --        --        12.20%
      All contract charges                           --       73,975       $1,249,931      1.43%
2009  Lowest contract charge 0.50% Class B       $27.29           --               --        --        25.25%
      Highest contract charge 1.90% Class B      $21.81           --               --        --        23.48%
      All contract charges                           --       75,725       $1,151,603      1.96%
2008  Lowest contract charge 0.50% Class B       $21.79           --               --        --       (37.64)%
      Highest contract charge 1.90% Class B      $17.66           --               --        --       (38.51)%
      All contract charges                           --       71,841       $  912,729      1.72%
2007  Lowest contract charge 0.50% Class B       $34.94           --               --        --         4.42%
      Highest contract charge 1.90% Class B      $28.72           --               --        --         2.94%
      All contract charges                                    74,013       $1,576,822      1.31%
EQ/EQUITY GROWTH PLUS
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $15.07           --               --        --        (7.03)%
      Highest contract charge 1.90% Class B      $13.64           --               --        --        (7.96)%
      All contract charges                           --       81,896       $1,038,983      0.26%
2010  Lowest contract charge 0.50% Class B       $16.92           --               --        --        14.71%
      Highest contract charge 1.90% Class B      $14.82           --               --        --        13.04%
      All contract charges                           --       93,768       $1,288,091      0.28%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2009  Lowest contract charge 0.50% Class B       $14.75           --               --        --        27.15%
      Highest contract charge 1.90% Class B      $13.11           --               --        --        25.42%
      All contract charges                           --      108,738       $1,316,635      0.85%
2008  Lowest contract charge 0.50% Class B       $11.60           --               --        --       (40.57)%
      Highest contract charge 1.90% Class B      $10.45           --               --        --       (41.46)%
      All contract charges                           --      118,651       $1,143,520      0.95%
2007  Lowest contract charge 0.50% Class B       $19.52           --               --        --        13.49%
      Highest contract charge 1.90% Class B      $17.85           --               --        --        11.91%
      All contract charges                                   115,724       $1,909,092      0.18%
EQ/FRANKLIN CORE BALANCED
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $11.22           --               --        --        (0.97)%
      Highest contract charge 1.70% Class A (q)  $11.13           --               --        --        (1.33)%
      All contract charges                           --           93       $    1,047      3.36%
2010  Lowest contract charge 1.30% Class A (q)   $11.33           --               --        --        10.11%
      Highest contract charge 1.70% Class A (q)  $11.28           --               --        --         9.73%
      All contract charges                           --           62       $      703      2.96%
2009  Lowest contract charge 1.30% Class A (q)   $10.29           --               --        --         0.29%
      Highest contract charge 1.70% Class A (q)  $10.28           --               --        --         0.19%
      All contract charges                           --           --               --      5.95%
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.95% to 1.80%*
2011  Lowest contract charge 0.95% Class B       $10.07           --               --        --        (0.89)%
      Highest contract charge 1.80% Class B      $ 9.62           --               --        --        (1.74)%
      All contract charges                           --       53,542       $  523,704      3.36%
2010  Lowest contract charge 0.50% Class B       $10.36           --               --        --        10.68%
      Highest contract charge 1.90% Class B      $ 9.75           --               --        --         9.18%
      All contract charges                           --       54,951       $  545,194      2.96%
2009  Lowest contract charge 0.50% Class B       $ 9.36           --               --        --        29.97%
      Highest contract charge 1.90% Class B      $ 8.93           --               --        --        28.10%
      All contract charges                           --       65,970       $  596,850      5.95%
2008  Lowest contract charge 0.50% Class B       $ 7.20           --               --        --       (32.20)%
      Highest contract charge 1.90% Class B      $ 6.97           --               --        --       (33.11)%
      All contract charges                           --       60,463       $  425,663      6.36%
2007  Lowest contract charge 0.50% Class B       $10.62           --               --        --         1.53%
      Highest contract charge 1.90% Class B      $10.42           --               --        --         0.10%
      All contract charges                                    57,439       $  601,803      4.16%
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $10.57           --               --        --        (5.37)%
      Highest contract charge 1.70% Class A (q)  $10.47           --               --        --        (5.85)%
      All contract charges                           --           89       $      940      1.78%
2010  Lowest contract charge 1.30% Class A (q)   $11.17           --               --        --         9.19%
      Highest contract charge 1.70% Class A (q)  $11.12           --               --        --         8.70%
      All contract charges                           --           40       $      455      1.99%
2009  Lowest contract charge 1.30% Class A (q)   $10.23           --               --        --         0.29%
      Highest contract charge 1.70% Class A (q)  $10.23           --               --        --         0.29%
      All contract charges                           --           --       $        2      2.46%
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 1.15% to 1.90%*
2011  Lowest contract charge 1.15% Class B (e)   $ 7.78           --               --        --        (5.58)%
      Highest contract charge 1.90% Class B (e)  $ 7.51           --               --        --        (6.24)%
      All contract charges                           --      158,716       $1,214,424      1.78%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2010  Lowest contract charge 0.50% Class B (e)   $ 8.43           --               --        --         9.77%
      Highest contract charge 1.90% Class B (e)  $ 8.01           --               --        --         8.24%
      All contract charges                           --      169,484       $1,377,768      1.99%
2009  Lowest contract charge 0.50% Class B (e)   $ 7.68           --               --        --        27.78%
      Highest contract charge 1.90% Class B (e)  $ 7.40           --               --        --        26.04%
      All contract charges                           --      179,402       $1,341,290      2.46%
2008  Lowest contract charge 0.50% Class B (e)   $ 6.01           --               --        --       (37.20)%
      Highest contract charge 1.90% Class B (e)  $ 5.87           --               --        --       (38.08)%
      All contract charges                           --      168,583       $  996,068      5.08%
2007  Lowest contract charge 0.50% Class B (e)   $ 9.57           --               --        --        (4.30)%
      Highest contract charge 1.90% Class B (e)  $ 9.48           --               --        --        (5.20)%
      All contract charges                                    83,451       $  793,251      2.63%
EQ/GAMCO MERGERS & ACQUISITIONS
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $11.08           --               --        --         0.27%
      Highest contract charge 1.70% Class A (q)  $10.98           --               --        --        (0.09)%
      All contract charges                           --          360       $    3,979      0.19%
2010  Lowest contract charge 1.30% Class A (q)   $11.05           --               --        --         8.55%
      Highest contract charge 1.70% Class A (q)  $10.99           --               --        --         7.96%
      All contract charges                           --          163       $    1,798        --
2009  Lowest contract charge 1.30% Class A (q)   $10.18           --               --        --         0.69%
      Highest contract charge 1.70% Class A (q)  $10.18           --               --        --         0.69%
      All contract charges                           --           --               --        --
EQ/GAMCO MERGERS & ACQUISITIONS
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $12.89           --               --        --         0.39%
      Highest contract charge 1.90% Class B      $12.09           --               --        --        (0.58)%
      All contract charges                           --       16,273       $  201,854      0.19%
2010  Lowest contract charge 0.50% Class B       $13.17           --               --        --         9.02%
      Highest contract charge 1.90% Class B      $12.16           --               --        --         7.61%
      All contract charges                           --       14,455       $  179,603        --
2009  Lowest contract charge 0.50% Class B       $12.08           --               --        --        16.01%
      Highest contract charge 1.90% Class B      $11.30           --               --        --        14.41%
      All contract charges                           --       11,998       $  137,992        --
2008  Lowest contract charge 0.50% Class B       $10.41           --               --        --       (14.25)%
      Highest contract charge 1.90% Class B      $ 9.88           --               --        --       (15.48)%
      All contract charges                           --       11,081       $  111,017      0.50%
2007  Lowest contract charge 0.50% Class B       $12.14           --               --        --         2.97%
      Highest contract charge 1.90% Class B      $11.69           --               --        --         1.48%
      All contract charges                                    11,173       $  131,859      0.78%
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class A (v)   $10.23           --               --        --        (5.45)%
      Highest contract charge 1.70% Class A (q)  $13.15           --               --        --        (4.92)%
      All contract charges                           --        2,853       $   37,738      0.08%
2010  Lowest contract charge 1.30% Class A (q)   $13.89           --               --        --        31.16%
      Highest contract charge 1.70% Class A (q)  $13.83           --               --        --        30.72%
      All contract charges                           --        1,235       $   17,130      0.37%
2009  Lowest contract charge 1.30% Class A (q)   $10.59           --               --        --         1.53%
      Highest contract charge 1.70% Class A (q)  $10.58           --               --        --         1.44%
      All contract charges                           --            2       $       23      0.44%
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 1.20% to 1.90%*
2011  Lowest contract charge 1.20% Class B       $36.53           --               --        --        (4.65)%
      Highest contract charge 1.90% Class B      $30.93           --               --        --        (5.33)%
      All contract charges                           --       21,292       $  777,514      0.08%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2010  Lowest contract charge 0.50% Class B       $44.89           --              --         --        31.99%
      Highest contract charge 1.90% Class B      $32.67           --              --         --        30.11%
      All contract charges                           --       22,302        $855,090       0.37%
2009  Lowest contract charge 0.50% Class B       $34.01           --              --         --        40.72%
      Highest contract charge 1.90% Class B      $25.11           --              --         --        38.78%
      All contract charges                           --       21,145        $619,879       0.44%
2008  Lowest contract charge 0.50% Class B       $24.17           --              --         --       (30.98)%
      Highest contract charge 1.90% Class B      $18.09           --              --         --       (31.99)%
      All contract charges                           --       18,794        $392,717       0.61%
2007  Lowest contract charge 0.50% Class B       $35.02           --              --         --         8.72%
      Highest contract charge 1.90% Class B      $26.60           --              --         --         7.21%
      All contract charges                                    15,674        $470,454       0.52%
EQ/GLOBAL BOND PLUS
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $10.70           --              --         --         3.28%
      Highest contract charge 1.70% Class A (q)  $10.61           --              --         --         2.91%
      All contract charges                           --          350        $  3,728       3.36%
2010  Lowest contract charge 1.30% Class A (q)   $10.36           --              --         --         5.18%
      Highest contract charge 1.70% Class A (q)  $10.31           --              --         --         4.67%
      All contract charges                           --          140        $  1,442       2.92%
2009  Lowest contract charge 1.30% Class A (q)   $ 9.85           --              --         --        (1.70)%
      Highest contract charge 1.70% Class A (q)  $ 9.85           --              --         --        (1.70)%
      All contract charges                           --            2        $     15       0.80%
EQ/GLOBAL BOND PLUS
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $12.55           --              --         --         3.38%
      Highest contract charge 1.90% Class B      $11.82           --              --         --         2.43%
      All contract charges                           --       41,863        $508,159       3.36%
2010  Lowest contract charge 0.50% Class B       $12.43           --              --         --         5.79%
      Highest contract charge 1.90% Class B      $11.54           --              --         --         4.25%
      All contract charges                           --       40,077        $473,013       2.92%
2009  Lowest contract charge 0.50% Class B       $11.75           --              --         --         1.49%
      Highest contract charge 1.90% Class B      $11.07           --              --         --         0.07%
      All contract charges                           --       36,747        $414,061       0.80%
2008  Lowest contract charge 0.50% Class B       $11.58           --              --         --         5.95%
      Highest contract charge 1.90% Class B      $11.06           --              --         --         4.44%
      All contract charges                           --       36,828        $413,319      19.53%
2007  Lowest contract charge 0.50% Class B       $10.93           --              --         --         8.76%
      Highest contract charge 1.90% Class B      $10.59           --              --         --         7.19%
      All contract charges                                    18,195        $194,602       3.41%
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $ 9.72           --              --         --       (13.21)%
      Highest contract charge 1.70% Class A (q)  $ 9.64           --              --         --       (13.54)%
      All contract charges                           --          304        $  2,952       1.70%
2010  Lowest contract charge 1.30% Class A (q)   $11.20           --              --         --        10.24%
      Highest contract charge 1.70% Class A (q)  $11.15           --              --         --         9.74%
      All contract charges                           --          174        $  1,953       1.10%
2009  Lowest contract charge 1.30% Class A (q)   $10.16           --              --         --        (0.10)%
      Highest contract charge 1.70% Class A (q)  $10.16           --              --         --         0.00%
      All contract charges                           --            2        $     29       1.33%
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $16.58           --              --         --       (13.15)%
      Highest contract charge 1.90% Class B      $14.44           --              --         --       (13.95)%
      All contract charges                           --       46,594        $856,342       1.70%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2010  Lowest contract charge 0.50% Class B       $20.28           --               --        --        10.88%
      Highest contract charge 1.90% Class B      $16.78           --               --        --         9.32%
      All contract charges                           --       53,486       $1,134,438      1.10%
2009  Lowest contract charge 0.50% Class B       $18.29           --               --        --        49.30%
      Highest contract charge 1.90% Class B      $15.35           --               --        --        47.16%
      All contract charges                           --       58,787       $1,130,770      1.33%
2008  Lowest contract charge 0.50% Class B       $12.25           --               --        --       (57.55)%
      Highest contract charge 1.90% Class B      $10.43           --               --        --       (58.15)%
      All contract charges                           --       53,574       $  696,118      0.15%
2007  Lowest contract charge 0.50% Class B       $28.86           --               --        --        41.26%
      Highest contract charge 1.90% Class B      $24.92           --               --        --        39.30%
      All contract charges                                    53,185       $1,627,247        --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $22.86           --               --        --         4.34%
      Highest contract charge 1.90% Class B      $18.71           --               --        --         3.26%
      All contract charges                           --       33,208       $  447,386      0.43%
2010  Lowest contract charge 0.50% Class B       $23.97           --               --        --         3.72%
      Highest contract charge 1.90% Class B      $18.12           --               --        --         2.26%
      All contract charges                           --       28,642       $  391,601      1.22%
2009  Lowest contract charge 0.50% Class B       $23.11           --               --        --        (2.76)%
      Highest contract charge 1.90% Class B      $17.72           --               --        --        (4.11)%
      All contract charges                           --       26,434       $  369,725      1.00%
2008  Lowest contract charge 0.50% Class B       $23.77           --               --        --         3.08%
      Highest contract charge 1.90% Class B      $18.48           --               --        --         1.59%
      All contract charges                           --       26,853       $  401,655      3.71%
2007  Lowest contract charge 0.50% Class B       $23.06           --               --        --         6.32%
      Highest contract charge 1.90% Class B      $18.19           --               --        --         4.84%
      All contract charges                                    18,561       $  296,887      4.29%
EQ/INTERNATIONAL CORE PLUS
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $ 8.95           --               --        --       (17.74)%
      Highest contract charge 1.70% Class A (q)  $ 8.87           --               --        --       (18.10)%
      All contract charges                           --          267       $    2,376      2.70%
2010  Lowest contract charge 1.30% Class A (q)   $10.88           --               --        --         8.04%
      Highest contract charge 1.70% Class A (q)  $10.83           --               --        --         7.55%
      All contract charges                           --          189       $    2,052      1.80%
2009  Lowest contract charge 1.30% Class A (q)   $10.07           --               --        --         0.00%
      Highest contract charge 1.70% Class A (q)  $10.07           --               --        --        (0.10)%
      All contract charges                           --           --               --      3.14%
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $11.14           --               --        --       (17.73)%
      Highest contract charge 1.90% Class B      $ 9.86           --               --        --       (18.51)%
      All contract charges                           --       52,811       $  606,445      2.70%
2010  Lowest contract charge 0.50% Class B       $14.28           --               --        --         8.68%
      Highest contract charge 1.90% Class B      $12.10           --               --        --         7.17%
      All contract charges                           --       56,037       $  784,792      1.80%
2009  Lowest contract charge 0.50% Class B       $13.14           --               --        --        34.62%
      Highest contract charge 1.90% Class B      $11.29           --               --        --        32.72%
      All contract charges                           --       59,216       $  769,256      3.14%
2008  Lowest contract charge 0.50% Class B       $ 9.76           --               --        --       (45.11)%
      Highest contract charge 1.90% Class B      $ 8.51           --               --        --       (45.90)%
      All contract charges                           --       57,050       $  554,312      1.49%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------
                                                     UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                     VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                     ------ ------------------ ---------- -------------- ---------
2007  Lowest contract charge 0.50% Class B           $17.78           --               --        --        14.64%
      Highest contract charge 1.90% Class B          $15.73           --               --        --        13.08%
      All contract charges                                        57,566       $1,024,304      0.39%
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class A (v)       $ 8.57           --               --        --       (15.48)%
      Highest contract charge 1.70% Class A (q)      $ 8.97           --               --        --       (13.42)%
      All contract charges                               --          184       $    1,657      2.76%
2010  Lowest contract charge 1.30% Class A (q)       $10.41           --               --        --         4.10%
      Highest contract charge 1.70% Class A (q)      $10.36           --               --        --         3.70%
      All contract charges                               --          102       $    1,062      2.24%
2009  Lowest contract charge 1.30% Class A (q)       $10.00           --               --        --        (0.10)%
      Highest contract charge 1.70% Class A (q)      $ 9.99           --               --        --        (0.20)%
      All contract charges                               --           --               --      2.38%
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B           $11.91           --               --        --       (13.00)%
      Highest contract charge 1.90% Class B          $10.13           --               --        --       (13.86)%
      All contract charges                               --       48,085       $  522,268      2.76%
2010  Lowest contract charge 0.50% Class B           $14.70           --               --        --         4.63%
      Highest contract charge 1.90% Class B          $11.76           --               --        --         3.16%
      All contract charges                               --       52,855       $  663,562      2.24%
2009  Lowest contract charge 0.50% Class B           $14.05           --               --        --        26.42%
      Highest contract charge 1.90% Class B          $11.40           --               --        --        24.68%
      All contract charges                               --       58,111       $  703,686      2.38%
2008  Lowest contract charge 0.50% Class B           $11.11           --               --        --       (50.95)%
      Highest contract charge 1.90% Class B          $ 9.14           --               --        --       (51.67)%
      All contract charges                               --       62,852       $  607,988      2.73%
2007  Lowest contract charge 0.50% Class B           $22.65           --               --        --        11.14%
      Highest contract charge 1.90% Class B          $18.91           --               --        --         9.62%
      All contract charges                                        64,446       $1,284,350      1.43%
EQ/INTERNATIONAL ETF
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q) (s)   $ 9.14           --               --        --       (14.02)%
      Highest contract charge 1.70% Class A (q) (s)  $ 9.06           --               --        --       (14.37)%
      All contract charges                               --          251       $    2,293      2.55%
2010  Lowest contract charge 1.30% Class A (q) (s)   $10.63           --               --        --         6.30%
      Highest contract charge 1.70% Class A (q) (s)  $10.58           --               --        --         5.91%
      All contract charges                               --          125       $    1,330      2.43%
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)       $ 8.64           --               --        --       (17.00)%
      Highest contract charge 1.70% Class A (q)      $ 8.57           --               --        --       (17.36)%
      All contract charges                               --          354       $    3,054      1.92%
2010  Lowest contract charge 1.30% Class A (q)       $10.41           --               --        --         4.94%
      Highest contract charge 1.70% Class A (q)      $10.37           --               --        --         4.54%
      All contract charges                               --          291       $    3,029      0.76%
2009  Lowest contract charge 1.30% Class A (q)       $ 9.92           --               --        --        (0.40)%
      Highest contract charge 1.70% Class A (q)      $ 9.92           --               --        --        (0.30)%
      All contract charges                               --            1       $        8      2.07%
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B           $16.52           --               --        --       (16.94)%
      Highest contract charge 1.90% Class B          $14.34           --               --        --       (17.78)%
      All contract charges                               --       41,044       $  550,880      1.92%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2010  Lowest contract charge 0.50% Class B       $21.16           --               --        --         5.54%
      Highest contract charge 1.90% Class B      $17.44           --               --        --         4.06%
      All contract charges                           --       45,360       $  737,614      0.76%
2009  Lowest contract charge 0.50% Class B       $20.05           --               --        --        29.61%
      Highest contract charge 1.90% Class B      $16.76           --               --        --        27.81%
      All contract charges                           --       47,668       $  743,266      2.07%
2008  Lowest contract charge 0.50% Class B       $15.47           --               --        --       (43.29)%
      Highest contract charge 1.90% Class B      $13.11           --               --        --       (44.09)%
      All contract charges                           --       48,585       $  592,816      2.19%
2007  Lowest contract charge 0.50% Class B       $27.28           --               --        --         9.65%
      Highest contract charge 1.90% Class B      $23.45           --               --        --         8.06%
      All contract charges                                    52,311       $1,144,877      1.85%
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class A (v)   $ 9.85           --               --        --        (8.46)%
      Highest contract charge 1.70% Class A (q)  $10.60           --               --        --        (6.61)%
      All contract charges                           --          266       $    2,845      1.03%
2010  Lowest contract charge 1.30% Class A (q)   $11.41           --               --        --        11.21%
      Highest contract charge 1.70% Class A (q)  $11.35           --               --        --        10.62%
      All contract charges                           --          163       $    1,852      1.32%
2009  Lowest contract charge 1.30% Class A (q)   $10.26           --               --        --         0.00%
      Highest contract charge 1.70% Class A (q)  $10.26           --               --        --         0.10%
      All contract charges                           --           --               --      1.48%
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $13.35           --               --        --        (6.12)%
      Highest contract charge 1.90% Class B      $11.59           --               --        --        (7.06)%
      All contract charges                           --       19,801       $  238,926      1.03%
2010  Lowest contract charge 0.50% Class B       $15.13           --               --        --        11.74%
      Highest contract charge 1.90% Class B      $12.47           --               --        --        10.26%
      All contract charges                           --       21,596       $  279,401      1.32%
2009  Lowest contract charge 0.50% Class B       $13.54           --               --        --        31.69%
      Highest contract charge 1.90% Class B      $11.31           --               --        --        29.73%
      All contract charges                           --       22,028       $  258,292      1.48%
2008  Lowest contract charge 0.50% Class B       $10.28           --               --        --       (40.09)%
      Highest contract charge 1.90% Class B      $ 8.72           --               --        --       (40.88)%
      All contract charges                           --       23,322       $  210,531      1.78%
2007  Lowest contract charge 0.50% Class B       $17.16           --               --        --        (1.72)%
      Highest contract charge 1.90% Class B      $14.75           --               --        --        (3.09)%
      All contract charges                                    27,538       $  419,788      1.32%
EQ/LARGE CAP CORE PLUS
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $ 9.37           --               --        --        (5.16)%
      Highest contract charge 1.90% Class B      $ 8.27           --               --        --        (6.02)%
      All contract charges                           --       14,134       $  134,375      1.03%
2010  Lowest contract charge 0.50% Class B       $10.43           --               --        --        13.62%
      Highest contract charge 1.90% Class B      $ 8.80           --               --        --        11.96%
      All contract charges                           --       15,828       $  158,846      1.00%
2009  Lowest contract charge 0.50% Class B       $ 9.18           --               --        --        25.95%
      Highest contract charge 1.90% Class B      $ 7.86           --               --        --        24.11%
      All contract charges                           --       17,342       $  153,764      4.38%
2008  Lowest contract charge 0.50% Class B       $ 7.29           --               --        --       (37.75)%
      Highest contract charge 1.90% Class B      $ 6.33           --               --        --       (38.60)%
      All contract charges                           --       18,391       $  129,337      0.34%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2007  Lowest contract charge 0.50% Class B       $11.71           --              --         --         3.35%
      Highest contract charge 1.90% Class B      $10.31           --              --         --         1.88%
      All contract charges                                    21,585        $243,826       1.14%
EQ/LARGE CAP GROWTH INDEX
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $12.07           --              --         --         1.26%
      Highest contract charge 1.70% Class A (q)  $11.97           --              --         --         0.93%
      All contract charges                           --          320        $  3,850       0.88%
2010  Lowest contract charge 1.30% Class A (q)   $11.92           --              --         --        14.73%
      Highest contract charge 1.70% Class A (q)  $11.86           --              --         --        14.26%
      All contract charges                           --          155        $  1,848       0.97%
2009  Lowest contract charge 1.30% Class A (q)   $10.39           --              --         --         0.97%
      Highest contract charge 1.70% Class A (q)  $10.38           --              --         --         0.97%
      All contract charges                           --           --              --       2.14%
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $ 8.07           --              --         --         1.38%
      Highest contract charge 1.90% Class B      $ 7.15           --              --         --         0.42%
      All contract charges                           --       34,122        $322,327       0.88%
2010  Lowest contract charge 0.50% Class B       $ 8.40           --              --         --        15.38%
      Highest contract charge 1.90% Class B      $ 7.12           --              --         --        13.74%
      All contract charges                           --       36,002        $332,558       0.97%
2009  Lowest contract charge 0.50% Class B       $ 7.28           --              --         --        35.53%
      Highest contract charge 1.90% Class B      $ 6.26           --              --         --        33.67%
      All contract charges                           --       39,652        $317,224       2.14%
2008  Lowest contract charge 0.50% Class B       $ 5.37           --              --         --       (36.60)%
      Highest contract charge 1.90% Class B      $ 4.68           --              --         --       (37.52)%
      All contract charges                           --       41,922        $248,887       0.14%
2007  Lowest contract charge 0.50% Class B       $ 8.47           --              --         --        13.39%
      Highest contract charge 1.90% Class B      $ 7.49           --              --         --        11.79%
      All contract charges                                    45,255        $411,124         --
EQ/LARGE CAP GROWTH PLUS (Y)
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $11.07           --              --         --        (4.57)%
      Highest contract charge 1.70% Class A (q)  $10.98           --              --         --        (4.94)%
      All contract charges                           --          170        $  1,871       0.50%
2010  Lowest contract charge 1.30% Class A (q)   $11.60           --              --         --        12.84%
      Highest contract charge 1.70% Class A (q)  $11.55           --              --         --        12.46%
      All contract charges                           --           79        $    909       0.38%
2009  Lowest contract charge 1.30% Class A (q)   $10.28           --              --         --         0.69%
      Highest contract charge 1.70% Class A (q)  $10.27           --              --         --         0.59%
      All contract charges                           --           --              --       1.31%
EQ/LARGE CAP GROWTH PLUS (Y)
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $15.89           --              --         --        (4.56)%
      Highest contract charge 1.90% Class B      $13.79           --              --         --        (5.48)%
      All contract charges                           --       37,076        $505,607       0.50%
2010  Lowest contract charge 0.50% Class B       $17.71           --              --         --        13.89%
      Highest contract charge 1.90% Class B      $14.59           --              --         --        12.23%
      All contract charges                           --       17,859        $261,108       0.38%
2009  Lowest contract charge 0.50% Class B       $15.55           --              --         --        34.19%
      Highest contract charge 1.90% Class B      $13.00           --              --         --        32.35%
      All contract charges                           --       19,454        $252,641       1.31%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2008  Lowest contract charge 0.50% Class B       $11.59           --               --        --       (38.55)%
      Highest contract charge 1.90% Class B      $ 9.82           --               --        --       (39.42)%
      All contract charges                           --       19,719       $  193,193      0.11%
2007  Lowest contract charge 0.50% Class B       $18.86           --               --        --        15.07%
      Highest contract charge 1.90% Class B      $16.21           --               --        --        13.36%
      All contract charges                                    22,503       $  363,276      0.41%
EQ/LARGE CAP VALUE INDEX (Z)
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $11.46           --               --        --        (1.38)%
      Highest contract charge 1.70% Class A (q)  $11.36           --               --        --        (1.73)%
      All contract charges                           --          155       $    1,774      1.77%
2010  Lowest contract charge 1.30% Class A (q)   $11.62           --               --        --        13.48%
      Highest contract charge 1.70% Class A (q)  $11.56           --               --        --        12.89%
      All contract charges                           --           82       $      948      1.54%
2009  Lowest contract charge 1.30% Class A (q)   $10.24           --               --        --        (0.10)%
      Highest contract charge 1.70% Class A (q)  $10.24           --               --        --         0.00%
      All contract charges                           --           --               --      9.15%
EQ/LARGE CAP VALUE INDEX (Z)
      Unit Value 1.20% to 1.80%*
2011  Lowest contract charge 1.20% Class B       $ 5.86           --               --        --        (1.51)%
      Highest contract charge 1.80% Class B      $ 5.65           --               --        --        (2.08)%
      All contract charges                           --       43,857       $  252,597      1.77%
2010  Lowest contract charge 0.50% Class B       $ 6.18           --               --        --        14.02%
      Highest contract charge 1.90% Class B      $ 5.74           --               --        --        12.55%
      All contract charges                           --       20,149       $  118,119      1.54%
2009  Lowest contract charge 0.50% Class B       $ 5.42           --               --        --        18.55%
      Highest contract charge 1.90% Class B      $ 5.10           --               --        --        17.01%
      All contract charges                           --       19,764       $  102,573      9.15%
2008  Lowest contract charge 0.50% Class B       $ 4.57           --               --        --       (56.93)%
      Highest contract charge 1.90% Class B      $ 4.36           --               --        --       (57.59)%
      All contract charges                           --       16,998       $   75,141      1.37%
2007  Lowest contract charge 0.50% Class B       $10.61                                                (6.35)%
      Highest contract charge 1.90% Class B      $10.28                                                (7.72)%
      All contract charges                                    17,409       $  180,500        --
EQ/LARGE CAP VALUE PLUS (D)
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $10.72           --               --        --        (6.05)%
      Highest contract charge 1.70% Class A (q)  $10.63           --               --        --        (6.43)%
      All contract charges                           --          117       $    1,254      1.10%
2010  Lowest contract charge 1.30% Class A (q)   $11.41           --               --        --        11.43%
      Highest contract charge 1.70% Class A (q)  $11.36           --               --        --        11.05%
      All contract charges                           --          102       $    1,161      1.13%
2009  Lowest contract charge 1.30% Class A (q)   $10.24           --               --        --         0.00%
      Highest contract charge 1.70% Class A (q)  $10.23           --               --        --        (0.10)%
      All contract charges                           --           --               --      2.14%
EQ/LARGE CAP VALUE PLUS (D)
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $12.37           --               --        --        (5.93)%
      Highest contract charge 1.90% Class B      $10.81           --               --        --        (6.81)%
      All contract charges                           --       91,140       $  971,826      1.10%
2010  Lowest contract charge 0.50% Class B       $13.95           --               --        --        12.14%
      Highest contract charge 1.90% Class B      $11.60           --               --        --        10.48%
      All contract charges                           --      102,373       $1,167,606      1.13%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2009  Lowest contract charge 0.50% Class B       $12.44           --               --        --        19.87%
      Highest contract charge 1.90% Class B      $10.50           --               --        --        18.20%
      All contract charges                           --      114,911       $1,181,003      2.14%
2008  Lowest contract charge 0.50% Class B       $10.38           --               --        --       (43.62)%
      Highest contract charge 1.90% Class B      $ 8.88           --               --        --       (44.43)%
      All contract charges                           --      128,632       $1,114,977      2.84%
2007  Lowest contract charge 0.50% Class B       $18.41           --               --        --        (5.05)%
      Highest contract charge 1.90% Class B      $15.98           --               --        --        (6.39)%
      All contract charges                                   150,945       $2,349,958      1.61%
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 1.20% to 1.90%*
2011  Lowest contract charge 1.20% Class B       $11.08           --               --        --        (9.62)%
      Highest contract charge 1.90% Class B      $10.57           --               --        --       (10.20)%
      All contract charges                           --       16,183       $  176,266      0.69%
2010  Lowest contract charge 0.50% Class B       $12.76           --               --        --        13.42%
      Highest contract charge 1.90% Class B      $11.77           --               --        --        11.78%
      All contract charges                           --       15,873       $  191,761      0.39%
2009  Lowest contract charge 0.50% Class B       $11.25           --               --        --        24.86%
      Highest contract charge 1.90% Class B      $10.53           --               --        --        23.16%
      All contract charges                           --       14,412       $  154,971      0.68%
2008  Lowest contract charge 0.50% Class B       $ 9.01           --               --        --       (31.27)%
      Highest contract charge 1.90% Class B      $ 8.55           --               --        --       (32.30)%
      All contract charges                           --        9,794       $   85,138      1.16%
2007  Lowest contract charge 0.50% Class B       $13.11           --               --        --        10.08%
      Highest contract charge 1.90% Class B      $12.63           --               --        --         8.60%
      All contract charges                                     6,105       $   78,014      0.80%
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $10.23           --               --        --       (11.66)%
      Highest contract charge 1.70% Class A (q)  $10.14           --               --        --       (12.06)%
      All contract charges                           --          334       $    3,412      0.64%
2010  Lowest contract charge 1.30% Class A (q)   $11.58           --               --        --        13.75%
      Highest contract charge 1.70% Class A (q)  $11.53           --               --        --        13.26%
      All contract charges                           --          126       $    1,453      0.98%
2009  Lowest contract charge 1.30% Class A (q)   $10.18           --               --        --         0.30%
      Highest contract charge 1.70% Class A (q)  $10.18           --               --        --         0.39%
      All contract charges                           --           --       $        3      1.27%
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 1.20% to 1.90%*
2011  Lowest contract charge 1.20% Class B       $13.15           --               --        --       (11.74)%
      Highest contract charge 1.90% Class B      $12.54           --               --        --       (12.43)%
      All contract charges                           --       30,869       $  328,558      0.64%
2010  Lowest contract charge 0.50% Class B       $15.51           --               --        --        14.38%
      Highest contract charge 1.90% Class B      $14.32           --               --        --        12.76%
      All contract charges                           --       30,667       $  376,915      0.98%
2009  Lowest contract charge 0.50% Class B       $13.56           --               --        --        36.59%
      Highest contract charge 1.90% Class B      $12.70           --               --        --        34.63%
      All contract charges                           --       25,119       $  272,003      1.27%
2008  Lowest contract charge 0.50% Class B       $ 9.93           --               --        --       (40.61)%
      Highest contract charge 1.90% Class B      $ 9.43           --               --        --       (41.43)%
      All contract charges                           --       20,631       $  168,007      0.99%
2007  Lowest contract charge 0.50% Class B       $16.72           --               --        --        15.63%
      Highest contract charge 1.90% Class B      $16.10           --               --        --        14.02%
      All contract charges                                    16,401       $  237,725      0.72%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
EQ/MID CAP INDEX
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $12.63           --               --        --        (3.37)%
      Highest contract charge 1.70% Class A (q)  $12.52           --               --        --        (3.77)%
      All contract charges                           --          302       $    3,804      0.61%
2010  Lowest contract charge 1.30% Class A (q)   $13.07           --               --        --        24.36%
      Highest contract charge 1.70% Class A (q)  $13.01           --               --        --        23.90%
      All contract charges                           --          185       $    2,418      0.74%
2009  Lowest contract charge 1.30% Class A (q)   $10.51           --               --        --         1.45%
      Highest contract charge 1.70% Class A (q)  $10.50           --               --        --         1.45%
      All contract charges                           --           --               --      1.09%
EQ/MID CAP INDEX
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $11.52           --               --        --        (3.36)%
      Highest contract charge 1.90% Class B      $10.33           --               --        --        (4.26)%
      All contract charges                           --       53,373       $  632,975      0.61%
2010  Lowest contract charge 0.50% Class B       $12.49           --               --        --        25.03%
      Highest contract charge 1.90% Class B      $10.79           --               --        --        23.31%
      All contract charges                           --       59,447       $  732,139      0.74%
2009  Lowest contract charge 0.50% Class B       $ 9.99           --               --        --        35.67%
      Highest contract charge 1.90% Class B      $ 8.75           --               --        --        33.76%
      All contract charges                           --       65,727       $  652,650      1.09%
2008  Lowest contract charge 0.50% Class B       $ 7.36           --               --        --       (49.55)%
      Highest contract charge 1.90% Class B      $ 6.54           --               --        --       (50.27)%
      All contract charges                           --       67,946       $  500,886      0.89%
2007  Lowest contract charge 0.50% Class B       $14.59           --               --        --         7.44%
      Highest contract charge 1.90% Class B      $13.15           --               --        --         5.96%
      All contract charges                                    70,501       $1,035,525        --
EQ/MID CAP VALUE PLUS (F) (G) (H)
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $11.40           --               --        --       (10.31)%
      Highest contract charge 1.70% Class A (q)  $11.30           --               --        --       (10.67)%
      All contract charges                           --           55       $      627      0.84%
2010  Lowest contract charge 1.30% Class A (q)   $12.71           --               --        --        20.93%
      Highest contract charge 1.70% Class A (q)  $12.65           --               --        --        20.48%
      All contract charges                           --           25       $      321      0.98%
2009  Lowest contract charge 1.30% Class A (q)   $10.51           --               --        --         1.06%
      Highest contract charge 1.70% Class A (q)  $10.50           --               --        --         1.06%
      All contract charges                           --           --               --      1.69%
EQ/MID CAP VALUE PLUS (F) (G) (H)
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $15.59           --               --        --       (10.30)%
      Highest contract charge 1.90% Class B      $13.54           --               --        --       (11.15)%
      All contract charges                           --       66,819       $  899,832      0.84%
2010  Lowest contract charge 0.50% Class B       $18.49           --               --        --        21.81%
      Highest contract charge 1.90% Class B      $15.24           --               --        --        20.19%
      All contract charges                           --       75,286       $1,136,423      0.98%
2009  Lowest contract charge 0.50% Class B       $15.18           --               --        --        35.14%
      Highest contract charge 1.90% Class B      $12.68           --               --        --        33.22%
      All contract charges                           --       88,122       $1,102,630      1.69%
2008  Lowest contract charge 0.50% Class B       $11.23           --               --        --       (39.85)%
      Highest contract charge 1.90% Class B      $ 9.52           --               --        --       (40.69)%
      All contract charges                           --       41,940       $  400,022      1.38%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2007  Lowest contract charge 0.50% Class B       $18.67           --               --        --        (2.10)%
      Highest contract charge 1.90% Class B      $16.05           --               --        --        (3.49)%
      All contract charges                                    50,595       $  811,824      0.97%
EQ/MONEY MARKET
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class A (v)   $ 9.93           --               --        --        (0.60)%
      Highest contract charge 1.70% Class A (q)  $ 9.65           --               --        --        (1.73)%
      All contract charges                           --        4,907       $   47,537      0.01%
2010  Lowest contract charge 1.30% Class A (q)   $ 9.87           --               --        --        (1.20)%
      Highest contract charge 1.70% Class A (q)  $ 9.82           --               --        --        (1.60)%
      All contract charges                           --        2,179       $   21,441        --
2009  Lowest contract charge 1.30% Class A (q)   $ 9.99           --               --        --         0.00%
      Highest contract charge 1.70% Class A (q)  $ 9.98           --               --        --        (0.10)%
      All contract charges                           --           22       $      215        --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.90%*
2011  Lowest contract charge 0.00% Class B       $44.43           --               --        --         0.00%
      Highest contract charge 1.90% Class B      $24.78           --               --        --        (1.86)%
      All contract charges                           --       85,545       $  655,858      0.01%
2010  Lowest contract charge 0.00% Class B       $44.43           --               --        --         0.00%
      Highest contract charge 1.90% Class B      $25.25           --               --        --        (1.90)%
      All contract charges                           --       65,197       $  653,462        --
2009  Lowest contract charge 0.00% Class B       $44.43           --               --        --        (0.01)%
      Highest contract charge 1.90% Class B      $25.74           --               --        --        (1.90)%
      All contract charges                           --       60,968       $  941,402        --
2008  Lowest contract charge 0.00% Class B       $44.43           --               --        --         2.11%
      Highest contract charge 1.90% Class B      $26.24           --               --        --         0.15%
      All contract charges                           --       90,924       $1,493,712      1.93%
2007  Lowest contract charge 0.00% Class B       $43.51           --               --        --         4.72%
      Highest contract charge 1.90% Class B      $26.20           --               --        --         2.70%
      All contract charges                                    45,468       $  851,459      4.59%
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $11.20           --               --        --        (1.82)%
      Highest contract charge 1.70% Class A (q)  $11.10           --               --        --         1.37%
      All contract charges                           --          665       $    7,428      0.52%
2010  Lowest contract charge 1.30% Class A (q)   $11.00           --               --        --         7.00%
      Highest contract charge 1.70% Class A (q)  $10.95           --               --        --         6.62%
      All contract charges                           --          458       $    5,029      0.56%
2009  Lowest contract charge 1.30% Class A (q)   $10.28           --               --        --         0.98%
      Highest contract charge 1.70% Class A (q)  $10.27           --               --        --         0.98%
      All contract charges                           --            1       $        6      0.38%
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 1.20% to 1.90%*
2011  Lowest contract charge 1.20% Class B       $ 5.48           --               --        --         1.67%
      Highest contract charge 1.90% Class B      $ 4.99           --               --        --         0.81%
      All contract charges                           --       34,861       $  153,640      0.52%
2010  Lowest contract charge 0.50% Class B       $ 5.87           --               --        --         7.71%
      Highest contract charge 1.90% Class B      $ 4.95           --               --        --         6.22%
      All contract charges                           --       38,121       $  169,152      0.56%
2009  Lowest contract charge 0.50% Class B       $ 5.45           --               --        --        29.18%
      Highest contract charge 1.90% Class B      $ 4.66           --               --        --        27.29%
      All contract charges                           --       41,296       $  172,778      0.38%
2008  Lowest contract charge 0.50% Class B       $ 4.22           --               --        --       (33.23)%
      Highest contract charge 1.90% Class B      $ 3.66           --               --        --       (34.17)%
      All contract charges                           --       43,561       $  143,894      0.26%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2007  Lowest contract charge 0.50% Class B       $ 6.32           --              --         --        20.15%
      Highest contract charge 1.90% Class B      $ 5.56           --              --         --        18.55%
      All contract charges                                    18,657        $100,498       0.37%
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class A (v)   $ 9.61           --              --         --       (11.35)%
      Highest contract charge 1.70% Class A (q)  $12.10           --              --         --        (9.02)%
      All contract charges                           --        1,182        $ 14,382       0.25%
2010  Lowest contract charge 1.30% Class A (q)   $13.36           --              --         --        30.85%
      Highest contract charge 1.70% Class A (q)  $13.30           --              --         --        30.39%
      All contract charges                           --          456        $  6,078       0.12%
2009  Lowest contract charge 1.30% Class A (q)   $10.21           --              --         --         0.79%
      Highest contract charge 1.70% Class A (q)  $10.20           --              --         --         0.69%
      All contract charges                           --            3        $     23         --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $15.83           --              --         --        (8.60)%
      Highest contract charge 1.90% Class B      $14.85           --              --         --        (9.45)%
      All contract charges                           --       36,425        $556,589       0.25%
2010  Lowest contract charge 0.50% Class B       $17.77           --              --         --        31.63%
      Highest contract charge 1.90% Class B      $16.40           --              --         --        29.85%
      All contract charges                           --       36,207        $608,343       0.12%
2009  Lowest contract charge 0.50% Class B       $13.50           --              --         --        56.21%
      Highest contract charge 1.90% Class B      $12.63           --              --         --        54.06%
      All contract charges                           --       31,529        $406,393         --
2008  Lowest contract charge 0.50% Class B       $ 8.64           --              --         --       (47.57)%
      Highest contract charge 1.90% Class B      $ 8.20           --              --         --       (48.33)%
      All contract charges                           --       25,257        $210,339         --
2007  Lowest contract charge 0.50% Class B       $16.48           --              --         --        21.80%
      Highest contract charge 1.90% Class B      $15.87           --              --         --        20.14%
      All contract charges                                    19,555        $313,835       0.33%
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $10.72           --              --         --        (5.47)%
      Highest contract charge 1.70% Class A (q)  $10.63           --              --         --        (5.85)%
      All contract charges                           --           77        $    816       0.90%
2010  Lowest contract charge 1.30% Class A (q)   $11.34           --              --         --        10.74%
      Highest contract charge 1.70% Class A (q)  $11.29           --              --         --        10.25%
      All contract charges                           --           47        $    529       1.81%
2009  Lowest contract charge 1.30% Class A (q)   $10.24           --              --         --         0.49%
      Highest contract charge 1.70% Class A (q)  $10.24           --              --         --         0.49%
      All contract charges                           --           --              --       0.18%
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.95% to 1.80%*
2011  Lowest contract charge 0.95% Class B       $ 8.61           --              --         --        (5.38)%
      Highest contract charge 1.80% Class B      $ 8.22           --              --         --        (6.16)%
      All contract charges                           --       23,086        $192,936       0.90%
2010  Lowest contract charge 0.50% Class B       $ 9.28           --              --         --        11.40%
      Highest contract charge 1.90% Class B      $ 8.73           --              --         --         9.81%
      All contract charges                           --       25,932        $230,267       1.81%
2009  Lowest contract charge 0.50% Class B       $ 8.33           --              --         --        24.48%
      Highest contract charge 1.90% Class B      $ 7.95           --              --         --        22.81%
      All contract charges                           --       29,595        $238,330       0.18%
2008  Lowest contract charge 0.50% Class B       $ 6.69           --              --         --       (38.40)%
      Highest contract charge 1.90% Class B      $ 6.47           --              --         --       (39.31)%
      All contract charges                           --       31,398        $205,168       3.61%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2007  Lowest contract charge 0.50% Class B       $10.86           --               --        --         1.12%
      Highest contract charge 1.90% Class B      $10.66           --               --        --        (0.28)%
      All contract charges                                    32,835       $  351,879        --
EQ/OPPENHEIMER GLOBAL
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $10.49           --               --        --        (9.65)%
      Highest contract charge 1.70% Class A (q)  $10.40           --               --        --        (9.96)%
      All contract charges                           --          718       $    7,507      0.78%
2010  Lowest contract charge 1.30% Class A (q)   $11.61           --               --        --        14.05%
      Highest contract charge 1.70% Class A (q)  $11.55           --               --        --        13.46%
      All contract charges                           --          264       $    3,054      0.65%
2009  Lowest contract charge 1.30% Class A (q)   $10.18           --               --        --         0.00%
      Highest contract charge 1.70% Class A (q)  $10.18           --               --        --         0.00%
      All contract charges                           --            1       $        7      0.66%
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $ 9.68           --               --        --        (9.45)%
      Highest contract charge 1.90% Class B      $ 9.20           --               --        --       (10.33)%
      All contract charges                           --       29,008       $  272,754      0.78%
2010  Lowest contract charge 0.50% Class B       $10.90           --               --        --        14.62%
      Highest contract charge 1.90% Class B      $10.26           --               --        --        13.00%
      All contract charges                           --       23,163       $  241,951      0.65%
2009  Lowest contract charge 0.50% Class B       $ 9.51           --               --        --        37.88%
      Highest contract charge 1.90% Class B      $ 9.08           --               --        --        35.88%
      All contract charges                           --       17,703       $  162,900      0.66%
2008  Lowest contract charge 0.50% Class B       $ 6.90           --               --        --       (41.03)%
      Highest contract charge 1.90% Class B      $ 6.68           --               --        --       (41.81)%
      All contract charges                           --       13,246       $   89,280      1.29%
2007  Lowest contract charge 0.50% Class B       $11.70           --               --        --         5.22%
      Highest contract charge 1.90% Class B      $11.48           --               --        --         3.70%
      All contract charges                                     9,648       $  111,407      0.39%
EQ/PIMCO ULTRA SHORT BOND (I) (J)
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class A (v)   $ 9.92           --               --        --        (0.70)%
      Highest contract charge 1.70% Class A (q)  $ 9.76           --               --        --        (1.61)%
      All contract charges                           --        1,850       $   18,121      0.51%
2010  Lowest contract charge 1.30% Class A (q)   $ 9.96           --               --        --        (0.30)%
      Highest contract charge 1.70% Class A (q)  $ 9.92           --               --        --        (0.60)%
      All contract charges                           --        1,339       $   13,301      0.32%
2009  Lowest contract charge 1.30% Class A (q)   $ 9.99           --               --        --        (0.10)%
      Highest contract charge 1.70% Class A (q)  $ 9.98           --               --        --        (0.10)%
      All contract charges                           --            9               90      1.17%
EQ/PIMCO ULTRA SHORT BOND (I) (J)
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $10.98           --               --        --        (1.17)%
      Highest contract charge 1.90% Class B      $10.30           --               --        --        (2.09)%
      All contract charges                           --      110,963       $1,151,604      0.51%
2010  Lowest contract charge 0.50% Class B       $11.40           --               --        --         0.35%
      Highest contract charge 1.90% Class B      $10.52           --               --        --        (1.03)%
      All contract charges                           --      121,269       $1,281,207      0.32%
2009  Lowest contract charge 0.50% Class B       $11.36           --               --        --         7.45%
      Highest contract charge 1.90% Class B      $10.63           --               --        --         5.99%
      All contract charges                           --      132,946       $1,414,881      1.17%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2008  Lowest contract charge 0.50% Class B       $10.57           --              --         --        (4.52)%
      Highest contract charge 1.90% Class B      $10.03           --              --         --        (5.91)%
      All contract charges                           --       91,323        $917,805       3.21%
2007  Lowest contract charge 0.50% Class B       $11.07           --              --         --        10.92%
      Highest contract charge 1.90% Class B      $10.66           --              --         --         9.33%
      All contract charges                                    45,578        $486,803       3.07%
EQ/QUALITY BOND PLUS (M)
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $18.36           --              --         --         0.27%
      Highest contract charge 1.90% Class B      $15.40           --              --         --        (0.71)%
      All contract charges                           --       40,402        $519,876       2.32%
2010  Lowest contract charge 0.50% Class B       $19.80           --              --         --         5.71%
      Highest contract charge 1.90% Class B      $15.51           --              --         --         4.23%
      All contract charges                           --       43,644        $565,217      10.49%
2009  Lowest contract charge 0.50% Class B       $18.73           --              --         --         5.54%
      Highest contract charge 1.90% Class B      $14.88           --              --         --         4.06%
      All contract charges                           --       44,906        $558,182       3.96%
2008  Lowest contract charge 0.50% Class B       $17.75           --              --         --        (7.02)%
      Highest contract charge 1.90% Class B      $14.30           --              --         --        (8.33)%
      All contract charges                           --       26,466        $326,277       5.04%
2007  Lowest contract charge 0.50% Class B       $19.09           --              --         --         4.03%
      Highest contract charge 1.90% Class B      $15.60           --              --         --         2.56%
      All contract charges                                    28,944        $393,130       4.95%
EQ/SMALL COMPANY INDEX
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $12.73           --              --         --        (5.00)%
      Highest contract charge 1.70% Class A (q)  $12.62           --              --         --        (5.40)%
      All contract charges                           --          272        $  3,450       0.66%
2010  Lowest contract charge 1.30% Class A (q)   $13.40           --              --         --        24.54%
      Highest contract charge 1.70% Class A (q)  $13.34           --              --         --        23.98%
      All contract charges                           --          193        $  2,581       0.97%
2009  Lowest contract charge 1.30% Class A (q)   $10.76           --              --         --         2.57%
      Highest contract charge 1.70% Class A (q)  $10.76           --              --         --         2.57%
      All contract charges                           --            1        $     11       1.55%
EQ/SMALL COMPANY INDEX (O)
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $16.70           --              --         --        (4.90)%
      Highest contract charge 1.90% Class B      $14.59           --              --         --        (5.81)%
      All contract charges                           --       30,361        $434,307       0.66%
2010  Lowest contract charge 0.50% Class B       $18.62           --              --         --        25.13%
      Highest contract charge 1.90% Class B      $15.49           --              --         --        23.43%
      All contract charges                           --       33,448        $506,182       0.97%
2009  Lowest contract charge 0.50% Class B       $14.88           --              --         --        25.54%
      Highest contract charge 1.90% Class B      $12.55           --              --         --        23.76%
      All contract charges                           --       36,011        $440,098       1.55%
2008  Lowest contract charge 0.50% Class B       $11.85           --              --         --       (34.49)%
      Highest contract charge 1.90% Class B      $10.14           --              --         --       (35.41)%
      All contract charges                           --       28,477        $282,432       0.85%
2007  Lowest contract charge 0.50% Class B       $18.09           --              --         --        (2.32)%
      Highest contract charge 1.90% Class B      $15.70           --              --         --        (3.68)%
      All contract charges                                    28,985        $444,440       1.31%
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class A (v)   $ 9.96           --              --         --        (5.77)%
      Highest contract charge 1.70% Class A (q)  $11.46           --              --         --        (3.37)%
      All contract charges                           --          889        $ 10,249         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2010  Lowest contract charge 1.30% Class A (q)   $11.92           --              --         --        15.17%
      Highest contract charge 1.70% Class A (q)  $11.86           --              --         --        14.70%
      All contract charges                           --          443        $  5,276         --
2009  Lowest contract charge 1.30% Class A (q)   $10.35           --              --         --         1.67%
      Highest contract charge 1.70% Class A (q)  $10.34           --              --         --         1.57%
      All contract charges                           --            3        $     38         --
EQ/T. ROWE PRICE GROWTH STOCK (B)
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $17.11           --              --         --        (2.84)%
      Highest contract charge 1.90% Class B      $13.65           --              --         --        (3.81)%
      All contract charges                           --       31,860        $385,451         --
2010  Lowest contract charge 0.50% Class B       $19.50           --              --         --        15.80%
      Highest contract charge 1.90% Class B      $14.19           --              --         --        14.16%
      All contract charges                           --       31,081        $396,968         --
2009  Lowest contract charge 0.50% Class B       $16.84           --              --         --        41.96%
      Highest contract charge 1.90% Class B      $12.43           --              --         --        39.94%
      All contract charges                           --       27,386        $313,026         --
2008  Lowest contract charge 0.50% Class B       $11.86           --              --         --       (42.51)%
      Highest contract charge 1.90% Class B      $ 8.88           --              --         --       (43.33)%
      All contract charges                           --       19,024        $167,244         --
2007  Lowest contract charge 0.50% Class B       $20.63           --              --         --         6.67%
      Highest contract charge 1.90% Class B      $15.67           --              --         --         5.24%
      All contract charges                                    17,951        $291,072       0.13%
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class A (q)   $ 9.86           --              --         --        (9.29)%
      Highest contract charge 1.70% Class A (q)  $ 9.78           --              --         --        (9.61)%
      All contract charges                           --          144        $  1,418       1.77%
2010  Lowest contract charge 1.30% Class A (q)   $10.87           --              --         --         6.88%
      Highest contract charge 1.70% Class A (q)  $10.82           --              --         --         6.39%
      All contract charges                           --           87        $    941       1.48%
2009  Lowest contract charge 1.30% Class A (q)   $10.17           --              --         --         0.10%
      Highest contract charge 1.70% Class A (q)  $10.17           --              --         --         0.10%
      All contract charges                           --           --        $      3       1.50%
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.95% to 1.80%*
2011  Lowest contract charge 0.95% Class B       $ 7.99           --              --         --        (9.20)%
      Highest contract charge 1.80% Class B      $ 7.63           --              --         --        (9.92)%
      All contract charges                           --       21,852        $169,531       1.77%
2010  Lowest contract charge 0.50% Class B       $ 8.97           --              --         --         7.43%
      Highest contract charge 1.90% Class B      $ 8.44           --              --         --         6.03%
      All contract charges                           --       22,506        $193,279       1.48%
2009  Lowest contract charge 0.50% Class B       $ 8.35           --              --         --        29.41%
      Highest contract charge 1.90% Class B      $ 7.96           --              --         --        27.63%
      All contract charges                           --       22,755        $183,693       1.50%
2008  Lowest contract charge 0.50% Class B       $ 6.45           --              --         --       (41.15)%
      Highest contract charge 1.90% Class B      $ 6.24           --              --         --       (41.95)%
      All contract charges                           --       23,768        $149,788       1.56%
2007  Lowest contract charge 0.50% Class B       $10.96           --              --         --         1.58%
      Highest contract charge 1.90% Class B      $10.75           --              --         --         0.09%
      All contract charges                                    26,167        $282,910       0.63%
EQ/UBS GROWTH & INCOME
      Unit Value 1.20% to 1.70%*
2011  Lowest contract charge 1.20% Class B       $ 5.26           --              --         --        (4.01)%
      Highest contract charge 1.70% Class B      $ 4.92           --              --         --        (4.47)%
      All contract charges                           --       17,356        $ 70,447       0.80%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                 UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                 ------ ------------------ ---------- -------------- ---------
2010  Lowest contract charge 0.50% Class B       $ 5.97           --              --         --        12.64%
      Highest contract charge 1.90% Class B      $ 5.03           --              --         --        11.04%
      All contract charges                           --       16,460        $ 70,007       0.72%
2009  Lowest contract charge 0.50% Class B       $ 5.30           --              --         --        31.90%
      Highest contract charge 1.90% Class B      $ 4.53           --              --         --        29.83%
      All contract charges                           --       16,033        $ 63,781       0.85%
2008  Lowest contract charge 0.50% Class B       $ 4.02           --              --         --       (40.36)%
      Highest contract charge 1.90% Class B      $ 3.49           --              --         --       (41.15)%
      All contract charges                           --       14,961        $ 48,057       1.26%
2007  Lowest contract charge 0.50% Class B       $ 6.74           --              --         --         0.60%
      Highest contract charge 1.90% Class B      $ 5.93           --              --         --        (0.67)%
      All contract charges                                    15,122        $ 84,474       0.85%
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class A (v)   $10.08           --              --         --        (5.08)%
      Highest contract charge 1.70% Class A (q)  $11.19           --              --         --        (3.45)%
      All contract charges                           --          142        $  1,598       1.38%
2010  Lowest contract charge 1.30% Class A (q)   $11.64           --              --         --        14.01%
      Highest contract charge 1.70% Class A (q)  $11.59           --              --         --        13.52%
      All contract charges                           --           83        $    969       1.26%
2009  Lowest contract charge 1.30% Class A (q)   $10.21           --              --         --         0.29%
      Highest contract charge 1.70% Class A (q)  $10.21           --              --         --         0.20%
      All contract charges                           --           --        $      2       1.44%
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $10.20           --              --         --        (2.95)%
      Highest contract charge 1.90% Class B      $ 9.57           --              --         --        (3.82)%
      All contract charges                           --       24,155        $237,419       1.38%
2010  Lowest contract charge 0.50% Class B       $10.78           --              --         --        14.56%
      Highest contract charge 1.90% Class B      $ 9.95           --              --         --        13.07%
      All contract charges                           --       23,369        $237,948       1.26%
2009  Lowest contract charge 0.50% Class B       $ 9.41           --              --         --        27.79%
      Highest contract charge 1.90% Class B      $ 8.80           --              --         --        25.94%
      All contract charges                           --       24,454        $219,381       1.44%
2008  Lowest contract charge 0.50% Class B       $ 7.36           --              --         --       (37.25)%
      Highest contract charge 1.90% Class B      $ 6.99           --              --         --       (38.14)%
      All contract charges                           --       26,088        $185,024       1.98%
2007  Lowest contract charge 0.50% Class B       $11.73           --              --         --        (3.06)%
      Highest contract charge 1.90% Class B      $11.30           --              --         --        (4.32)%
      All contract charges                                    25,019        $285,776       1.63%
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B       $10.97           --              --         --        (6.72)%
      Highest contract charge 1.90% Class B      $ 9.68           --              --         --        (7.63)%
      All contract charges                           --       40,399        $495,316         --
2010  Lowest contract charge 0.50% Class B       $12.42           --              --         --        16.73%
      Highest contract charge 1.90% Class B      $10.48           --              --         --        15.04%
      All contract charges                           --       31,147        $413,230       0.01%
2009  Lowest contract charge 0.50% Class B       $10.64           --              --         --        39.68%
      Highest contract charge 1.90% Class B      $ 9.11           --              --         --        37.57%
      All contract charges                           --       25,747        $295,437       0.19%
2008  Lowest contract charge 0.50% Class B       $ 7.62           --              --         --       (27.98)%
      Highest contract charge 1.90% Class B      $ 6.62           --              --         --       (28.97)%
      All contract charges                           --       15,753        $128,962       0.60%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------
                                                             UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                             VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                             ------ ------------------ ---------- -------------- ---------
2007  Lowest contract charge 0.50% Class B                   $10.58           --              --         --        10.79%
      Highest contract charge 1.90% Class B                  $ 9.32           --              --         --         9.26%
      All contract charges                                                15,374        $176,492         --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Service Class 2 (q) (r)   $10.85           --              --         --        (7.66)%
      Highest contract charge 1.70% Service Class 2 (q) (r)  $10.76           --              --         --        (8.03)%
      All contract charges                                       --           74        $    801       1.43%
2010  Lowest contract charge 1.30% Service Class 2 (q) (r)   $11.75           --              --         --        14.52%
      Highest contract charge 1.70% Service Class 2 (q) (r)  $11.70           --              --         --        14.04%
      All contract charges                                       --           66        $    773       1.41%
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Service Class 2 (v)       $10.06           --              --         --        (6.68)%
      Highest contract charge 1.70% Service Class 2 (q)      $11.39           --              --         --        (4.37)%
      All contract charges                                       --        2,017        $ 23,085       1.01%
2010  Lowest contract charge 1.30% Service Class 2 (q)       $11.97           --              --         --        15.43%
      Highest contract charge 1.70% Service Class 2 (q)      $11.91           --              --         --        14.85%
      All contract charges                                       --        1,053        $ 12,580       2.01%
2009  Lowest contract charge 1.30% Service Class 2 (q)       $10.37           --              --         --         0.78%
      Lowest contract charge 1.70% Service Class 2 (q)       $10.37           --              --         --         0.78%
      All contract charges                                       --            2        $     18         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Service Class 2 (v)       $ 9.62           --              --         --        (3.90)%
      Highest contract charge 1.70% Service Class 2 (v)      $ 9.58           --              --         --        (4.30)%
      All contract charges                                       --           46        $    442       2.91%
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
      Unit Value 1.30% to 1.65%*
2011  Lowest contract charge 1.30% Service Class 2 (v)       $ 9.50           --              --         --        (5.00)%
      Highest contract charge 1.65% Service Class 2 (v)      $ 9.47           --              --         --        (5.30)%
      All contract charges                                       --           48        $    455       5.03%
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
      Unit Value 1.30% to 1.65%*
2011  Lowest contract charge 1.30% Service Class 2 (v)       $ 9.35           --              --         --        (6.41)%
      Highest contract charge 1.65% Service Class 2 (v)      $ 9.32           --              --         --        (6.71)%
      All contract charges                                       --           13        $    118       5.69%
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
      Unit Value 1.30% to 1.65%*
2011  Lowest contract charge 1.30% Service Class 2 (v)       $ 9.28           --              --         --        (6.92)%
      Highest contract charge 1.65% Service Class 2 (v)      $ 9.25           --              --         --        (7.22)%
      All contract charges                                       --           18        $    168       4.18%
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Service Class 2 (v)       $ 9.00           --              --         --       (12.54)%
      Highest contract charge 1.70% Service Class 2 (q)      $11.26           --              --         --       (12.37)%
      All contract charges                                       --          890        $ 10,073       0.03%
2010  Lowest contract charge 1.30% Service Class 2 (q)       $12.91           --              --         --        26.94%
      Highest contract charge 1.70% Service Class 2 (q)      $12.85           --              --         --        26.35%
      All contract charges                                       --          417        $  5,377       0.33%
2009  Lowest contract charge 1.30% Service Class 2 (q)       $10.17           --              --         --         0.59%
      Highest contract charge 1.70% Service Class 2 (q)      $10.17           --              --         --         0.59%
      All contract charges                                       --            1        $      6         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------------------------
                                                         UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                         ------ ------------------ ---------- -------------- ---------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Service Class 2 (q)   $11.24          --              --          --         3.12%
      Highest contract charge 1.70% Service Class 2 (q)  $11.14          --              --          --         2.67%
      All contract charges                                   --       1,512         $16,925        5.63%
2010  Lowest contract charge 1.30% Service Class 2 (q)   $10.90          --              --          --         7.50%
      Highest contract charge 1.70% Service Class 2 (q)  $10.85          --              --          --         7.11%
      All contract charges                                   --         631         $ 6,871       10.45%
2009  Lowest contract charge 1.30% Service Class 2 (q)   $10.14          --              --          --         0.10%
      Highest contract charge 1.70% Service Class 2 (q)  $10.13          --              --          --         0.00%
      All contract charges                                   --           2         $    23          --
FRANKLIN INCOME SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class B (t)           $10.99          --              --          --         1.10%
      Highest contract charge 1.70% Class B (t)          $10.90          --              --          --         0.65%
      All contract charges                                   --         577         $ 6,314        5.60%
2010  Lowest contract charge 1.30% Class B (t)           $10.87          --              --          --        11.49%
      Highest contract charge 1.70% Class B (t)          $10.83          --              --          --        11.08%
      All contract charges                                   --         352         $ 3,815        2.89%
FRANKLIN STRATEGIC INCOME SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class 2 (q)           $11.25          --              --          --         1.26%
      Highest contract charge 1.70% Class 2 (q)          $11.15          --              --          --         0.81%
      All contract charges                                   --       1,039         $11,646        5.65%
2010  Lowest contract charge 1.30% Class 2 (q)           $11.11          --              --          --         9.46%
      Highest contract charge 1.70% Class 2 (q)          $11.06          --              --          --         8.97%
      All contract charges                                   --         440         $ 4,880        3.69%
2009  Lowest contract charge 1.30% Class 2 (q)           $10.15          --              --          --         0.50%
      Highest contract charge 1.70% Class 2 (q)          $10.15          --              --          --         0.59%
      All contract charges                                   --           5         $    46          --
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class 2 (t)           $10.32          --              --          --        (2.82)%
      Highest contract charge 1.70% Class 2 (t)          $10.24          --              --          --        (3.21)%
      All contract charges                                   --         141         $ 1,446        0.01%
2010  Lowest contract charge 1.30% Class 2 (t)           $10.62          --              --          --         9.82%
      Highest contract charge 1.70% Class 2 (t)          $10.58          --              --          --         9.41%
      All contract charges                                   --         104         $ 1,103        5.07%
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Service Shares (v)    $ 9.79          --              --          --       (10.35)%
      Highest contract charge 1.70% Service Shares (q)   $11.79          --              --          --        (8.18)%
      All contract charges                                   --         542         $ 6,426        0.75%
2010  Lowest contract charge 1.30% Service Shares (q)    $12.90          --              --          --        23.09%
      Highest contract charge 1.70% Service Shares (q)   $12.84          --              --          --        22.64%
      All contract charges                                   --         243         $ 3,129        1.08%
2009  Lowest contract charge 1.30% Service Shares (q)    $10.48          --              --          --         0.87%
      Highest contract charge 1.70% Service Shares (q)   $10.47          --              --          --         0.77%
      All contract charges                                   --          --         $     3          --
INVESCO V.I. DIVIDEND GROWTH (X)
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Series II (x)         $10.50          --              --          --        (8.70)%
      Highest contract charge 1.70% Series II (x)        $10.41          --              --          --        (8.92)%
      All contract charges                                   --         110         $ 1,155          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------
                                                       UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                       ------ ------------------ ---------- -------------- ---------
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Series II (v)       $ 8.99          --              --          --        (9.28)%
      Highest contract charge 1.70% Series II (q)      $10.80          --              --          --        (8.24)%
      All contract charges                                 --       1,479         $16,049        4.81%
2010  Lowest contract charge 1.30% Series II (q)       $11.83          --              --          --        15.75%
      Highest contract charge 1.70% Series II (q)      $11.77          --              --          --        15.17%
      All contract charges                                 --         483         $ 5,702        7.92%
2009  Lowest contract charge 1.30% Series II (q)       $10.22          --              --          --         0.39%
      Highest contract charge 1.70% Series II (q)      $10.22          --              --          --         0.49%
      All contract charges                                 --           1         $    12          --
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Series II (v)       $ 9.99          --              --          --        (1.28)%
      Highest contract charge 1.70% Series II (v)      $ 9.66          --              --          --        (3.69)%
      All contract charges                                 --         207         $ 2,006        1.33%
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Series II (v)       $ 9.19          --              --          --        (9.01)%
      Highest contract charge 1.70% Series II (q) (r)  $10.37          --              --          --        (8.55)%
      All contract charges                                 --         904         $ 9,432        0.95%
2010  Lowest contract charge 1.30% Series II (q) (r)   $11.40          --              --          --        11.22%
      Highest contract charge 1.70% Series II (q) (r)  $11.34          --              --          --        10.63%
      All contract charges                                 --         366         $ 4,164        2.80%
INVESCO V.I. LEISURE FUND
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Series II (v)       $11.71          --              --          --        (5.26)%
      Highest contract charge 1.70% Series II (q) (r)  $11.61          --              --          --        (5.69)%
      All contract charges                                 --          27         $   315        0.45%
2010  Lowest contract charge 1.30% Series II (q) (r)   $12.36          --              --          --        20.12%
      Highest contract charge 1.70% Series II (q) (r)  $12.31          --              --          --        19.63%
      All contract charges                                 --          11         $   134        0.76%
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Series II (q)       $10.77          --              --          --        (7.71)%
      Highest contract charge 1.70% Series II (q)      $10.67          --              --          --        (8.10)%
      All contract charges                                 --         234         $ 2,516        0.10%
2010  Lowest contract charge 1.30% Series II (q)       $11.67          --              --          --        12.32%
      Highest contract charge 1.70% Series II (q)      $11.61          --              --          --        11.85%
      All contract charges                                 --         123         $ 1,433        0.49%
2009  Lowest contract charge 1.30% Series II (q)       $10.39          --              --          --         0.87%
      Highest contract charge 1.70% Series II (q)      $10.38          --              --          --         0.78%
      All contract charges                                 --          --         $     1          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Series II (q) (r)   $13.19          --              --          --        (2.30)%
      Highest contract charge 1.70% Series II (q) (r)  $13.08          --              --          --        (2.68)%
      All contract charges                                 --         186         $ 2,442          --
2010  Lowest contract charge 1.30% Series II (q) (r)   $13.50          --              --          --        26.52%
      Highest contract charge 1.70% Series II (q) (r)  $13.44          --              --          --        26.08%
      All contract charges                                 --          71         $   950          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------
                                                       UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                       ------ ------------------ ---------- -------------- ---------
IVY FUNDS VIP ASSET STRATEGY
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Common Shares (v)   $ 9.02          --              --          --        (9.62)%
      Highest contract charge 1.70% Common Shares (v)  $ 8.98          --              --          --       (10.02)%
      All contract charges                                 --         718         $ 6,460        0.42%
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Common Shares (v)   $ 9.96          --              --          --        (8.37)%
      Highest contract charge 1.70% Common Shares (q)  $10.88          --              --          --        (6.29)%
      All contract charges                                 --         696         $ 7,611        0.99%
2010  Lowest contract charge 1.30% Common Shares (q)   $11.66          --              --          --        14.88%
      Highest contract charge 1.70% Common Shares (q)  $11.61          --              --          --        14.38%
      All contract charges                                 --         378         $ 4,399        0.51%
2009  Lowest contract charge 1.30% Common Shares (q)   $10.15          --              --          --         0.20%
      Highest contract charge 1.70% Common Shares (q)  $10.15          --              --          --         0.30%
      All contract charges                                 --           1         $    13          --
IVY FUNDS VIP ENERGY
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Common Shares (v)   $10.04          --              --          --       (12.24)%
      Highest contract charge 1.70% Common Shares (q)  $11.06          --              --          --       (10.59)%
      All contract charges                                 --         771         $ 8,578          --
2010  Lowest contract charge 1.30% Common Shares (q)   $12.43          --              --          --        20.45%
      Highest contract charge 1.70% Common Shares (q)  $12.37          --              --          --        19.86%
      All contract charges                                 --         229         $ 2,846        0.13%
2009  Lowest contract charge 1.30% Common Shares (q)   $10.32          --              --          --         3.41%
      Highest contract charge 1.70% Common Shares (q)  $10.32          --              --          --         3.51%
      All contract charges                                 --          --              --          --
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Common Shares (v)   $ 8.69          --              --          --       (23.91)%
      Highest contract charge 1.70% Common Shares (q)  $ 9.19          --              --          --       (22.77)%
      All contract charges                                 --         852         $ 7,871          --
2010  Lowest contract charge 1.30% Common Shares (q)   $11.96          --              --          --        15.56%
      Highest contract charge 1.70% Common Shares (q)  $11.90          --              --          --        15.09%
      All contract charges                                 --         419         $ 5,015          --
2009  Lowest contract charge 1.30% Common Shares (q)   $10.35          --              --          --         2.07%
      Highest contract charge 1.70% Common Shares (q)  $10.34          --              --          --         1.97%
      All contract charges                                 --           7         $    73          --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Common Shares (v)   $10.55          --              --          --         3.03%
      Highest contract charge 1.70% Common Shares (q)  $12.02          --              --          --         3.44%
      All contract charges                                 --       1,926         $23,256        6.46%
2010  Lowest contract charge 1.30% Common Shares (q)   $11.67          --              --          --        13.30%
      Highest contract charge 1.70% Common Shares (q)  $11.62          --              --          --        12.93%
      All contract charges                                 --         778         $ 9,066        4.09%
2009  Lowest contract charge 1.30% Common Shares (q)   $10.30          --              --          --         1.08%
      Highest contract charge 1.70% Common Shares (q)  $10.29          --              --          --         1.08%
      All contract charges                                 --           2         $    25          --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Common Shares (q)   $13.29          --              --          --        (1.85)%
      Highest contract charge 1.70% Common Shares (q)  $13.17          --              --          --        (2.30)%
      All contract charges                                 --         816         $10,801        3.11%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                          YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------------
                                                        UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                        ------ ------------------ ---------- -------------- ---------
2010  Lowest contract charge 1.30% Common Shares (q)    $13.54          --              --          --        29.82%
      Highest contract charge 1.70% Common Shares (q)   $13.48          --              --          --        29.37%
      All contract charges                                  --         328         $ 4,427        0.01%
2009  Lowest contract charge 1.30% Common Shares (q)    $10.43          --              --          --         1.16%
      Highest contract charge 1.70% Common Shares (q)   $10.42          --              --          --         1.17%
      All contract charges                                  --           2         $    21          --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Common Shares (q)    $10.99          --              --          --        (7.02)%
      Highest contract charge 1.70% Common Shares (q)   $10.90          --              --          --        (7.31)%
      All contract charges                                  --         614         $ 6,730        3.30%
2010  Lowest contract charge 1.30% Common Shares (q)    $11.82          --              --          --        11.30%
      Highest contract charge 1.70% Common Shares (q)   $11.76          --              --          --        10.84%
      All contract charges                                  --         227         $ 2,680          --
2009  Lowest contract charge 1.30% Common Shares (q)    $10.62          --              --          --         2.61%
      Highest contract charge 1.70% Common Shares (q)   $10.61          --              --          --         2.61%
      All contract charges                                  --          --         $     2          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Common Shares (q)    $11.86          --              --          --       (11.76)%
      Highest contract charge 1.70% Common Shares (q)   $11.76          --              --          --       (12.11)%
      All contract charges                                  --         497         $ 5,876        0.82%
2010  Lowest contract charge 1.30% Common Shares (q)    $13.44          --              --          --        27.15%
      Highest contract charge 1.70% Common Shares (q)   $13.38          --              --          --        26.70%
      All contract charges                                  --         279         $ 3,472          --
2009  Lowest contract charge 1.30% Common Shares (q)    $10.57          --              --          --         3.02%
      Highest contract charge 1.70% Common Shares (q)   $10.56          --              --          --         3.02%
      All contract charges                                  --          --         $     3          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Service Shares (v)   $ 8.09          --              --          --       (18.03)%
      Highest contract charge 1.70% Service Shares (q)  $ 9.92          --              --          --       (19.42)%
      All contract charges                                  --       2,736         $27,284        2.67%
2010  Lowest contract charge 1.30% Service Shares (q)   $12.37          --              --          --        21.16%
      Highest contract charge 1.70% Service Shares (q)  $12.31          --              --          --        20.57%
      All contract charges                                  --       1,064         $13,133        2.91%
2009  Lowest contract charge 1.30% Service Shares (q)   $10.21          --              --          --         0.10%
      Highest contract charge 1.70% Service Shares (q)  $10.21          --              --          --         0.20%
      All contract charges                                  --           2         $    23          --
LORD ABBETT BOND DEBENTURE PORTFOLIO
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% VC Shares (v)        $10.06          --              --          --         0.10%
      Highest contract charge 1.70% VC Shares (v)       $10.02          --              --          --        (0.30)%
      All contract charges                                  --          82         $   827       15.38%
LORD ABBETT CLASSIC STOCK PORTFOLIO
      Unit Value 1.30% to 1.65%*
2011  Lowest contract charge 1.30% VC Shares (v)        $ 8.70          --              --          --       (11.59)%
      Highest contract charge 1.65% VC Shares (v)       $ 8.68          --              --          --       (11.79)%
      All contract charges                                  --         121         $ 1,050        1.75%
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% VC Shares (v)        $ 8.31          --              --          --       (15.55)%
      Highest contract charge 1.70% VC Shares (v)       $ 8.28          --              --          --       (15.85)%
      All contract charges                                  --          73         $   603          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                           -----------------------------------------------------------
                                                           UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                           VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                           ------ ------------------ ---------- -------------- ---------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Service Class (q)       $10.50           --              --         --        (3.05)%
      Highest contract charge 1.70% Service Class (q)      $10.41           --              --         --        (3.43)%
      All contract charges                                     --        1,354        $ 14,175       1.24%
2010  Lowest contract charge 1.30% Service Class (q)       $10.83           --              --         --         7.33%
      Highest contract charge 1.70% Service Class (q)      $10.78           --              --         --         6.94%
      All contract charges                                     --          501        $  5,419       0.32%
2009  Lowest contract charge 1.30% Service Class (q)       $10.09           --              --         --        (0.79)%
      Highest contract charge 1.70% Service Class (q)      $10.08           --              --         --        (0.88)%
      All contract charges                                     --           --        $      3         --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Service Class (q) (r)   $11.45           --              --         --        (0.87)%
      Highest contract charge 1.70% Service Class (q) (r)  $11.35           --              --         --        (1.30)%
      All contract charges                                     --          286        $  3,267       0.26%
2010  Lowest contract charge 1.30% Service Class (q) (r)   $11.55           --              --         --        10.63%
      Highest contract charge 1.70% Service Class (q) (r)  $11.50           --              --         --        10.26%
      All contract charges                                     --          162        $  1,874       0.07%
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Service Class (v)       $ 9.95           --              --         --        (5.42)%
      Highest contract charge 1.70% Service Class (q) (r)  $10.78           --              --         --        (4.01)%
      All contract charges                                     --          243        $  2,631       0.85%
2010  Lowest contract charge 1.30% Service Class (q) (r)   $11.29           --              --         --         9.51%
      Highest contract charge 1.70% Service Class (q) (r)  $11.23           --              --         --         8.92%
      All contract charges                                     --          111        $  1,249       0.06%
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Service Class (q) (r)   $12.14           --              --         --        (0.25)%
      Highest contract charge 1.70% Service Class (q) (r)  $12.04           --              --         --        (0.66)%
      All contract charges                                     --          297        $  3,597         --
2010  Lowest contract charge 1.30% Service Class (q) (r)   $12.17           --              --         --        18.62%
      Highest contract charge 1.70% Service Class (q) (r)  $12.12           --              --         --        18.24%
      All contract charges                                     --          156        $  1,899         --
MFS(R) UTILITIES SERIES
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Service Class (v)       $10.72           --              --         --         4.38%
      Highest contract charge 1.70% Service Class (q) (r)  $12.30           --              --         --         4.77%
      All contract charges                                     --          491        $  6,062       3.16%
2010  Lowest contract charge 1.30% Service Class (q) (r)   $11.80           --              --         --        12.06%
      Highest contract charge 1.70% Service Class (q) (r)  $11.74           --              --         --        11.49%
      All contract charges                                     --          140        $  1,648       1.49%
MULTIMANAGER AGGRESSIVE EQUITY (K) (U)
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B                 $55.62           --              --         --        (7.18)%
      Highest contract charge 1.90% Class B                $43.32           --              --         --        (8.06)%
      All contract charges                                     --       27,864        $467,297         --
2010  Lowest contract charge 0.50% Class B                 $67.09           --              --         --        17.02%
      Highest contract charge 1.90% Class B                $47.12           --              --         --        15.38%
      All contract charges                                     --       31,493        $579,330       0.61%
2009  Lowest contract charge 0.50% Class B                 $57.33           --              --         --        36.59%
      Highest contract charge 1.90% Class B                $40.84           --              --         --        34.68%
      All contract charges                                     --       21,905        $337,968       0.21%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                               YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------
                                             UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                             ------ ------------------ ---------- -------------- ---------
2008  Lowest contract charge 0.50% Class B   $41.97           --               --        --       (46.95)%
      Highest contract charge 1.90% Class B  $30.32           --               --        --       (47.70)%
      All contract charges                       --        5,087       $   67,727      0.36%
2007  Lowest contract charge 0.50% Class B   $79.11           --               --        --        10.83%
      Highest contract charge 1.90% Class B  $57.97           --               --        --         9.25%
      All contract charges                                 4,950       $  134,774        --
MULTIMANAGER CORE BOND
      Unit Value 1.20% to 1.90%*
2011  Lowest contract charge 1.20% Class B   $14.46           --               --        --         4.56%
      Highest contract charge 1.90% Class B  $13.47           --               --        --         3.86%
      All contract charges                       --       95,905       $1,295,330      2.58%
2010  Lowest contract charge 0.50% Class B   $14.74           --               --        --         5.66%
      Highest contract charge 1.90% Class B  $12.97           --               --        --         4.18%
      All contract charges                       --       88,517       $1,150,810      2.78%
2009  Lowest contract charge 0.50% Class B   $13.95           --               --        --         7.78%
      Highest contract charge 1.90% Class B  $12.45           --               --        --         6.25%
      All contract charges                       --       83,528       $1,038,056      3.59%
2008  Lowest contract charge 0.50% Class B   $12.94           --               --        --         1.97%
      Highest contract charge 1.90% Class B  $11.72           --               --        --         0.51%
      All contract charges                       --       62,629       $  734,371      4.89%
2007  Lowest contract charge 0.50% Class B   $12.69           --               --        --         5.66%
      Highest contract charge 1.90% Class B  $11.66           --               --        --         4.20%
      All contract charges                                55,947       $  653,841      4.09%
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 1.20% to 1.90%*
2011  Lowest contract charge 1.20% Class B   $10.86           --               --        --       (19.02)%
      Highest contract charge 1.90% Class B  $10.12           --               --        --       (19.55)%
      All contract charges                       --       29,873       $  333,279      1.62%
2010  Lowest contract charge 0.50% Class B   $14.29           --               --        --         6.40%
      Highest contract charge 1.90% Class B  $12.58           --               --        --         4.92%
      All contract charges                       --       32,262       $  445,001      2.96%
2009  Lowest contract charge 0.50% Class B   $13.43           --               --        --        29.22%
      Highest contract charge 1.90% Class B  $11.99           --               --        --        27.38%
      All contract charges                       --       35,009       $  457,905      1.62%
2008  Lowest contract charge 0.50% Class B   $10.39           --               --        --       (47.47)%
      Highest contract charge 1.90% Class B  $ 9.41           --               --        --       (48.21)%
      All contract charges                       --       34,884       $  355,985      1.57%
2007  Lowest contract charge 0.50% Class B   $19.78           --               --        --        11.88%
      Highest contract charge 1.90% Class B  $18.17           --               --        --        10.25%
      All contract charges                                34,725       $  680,288      0.73%
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 1.20% to 1.80%*
2011  Lowest contract charge 1.20% Class B   $10.17           --               --        --        (8.46)%
      Highest contract charge 1.80% Class B  $ 9.57           --               --        --        (9.03)%
      All contract charges                       --       12,186       $  126,553      0.31%
2010  Lowest contract charge 0.50% Class B   $11.84           --               --        --        10.97%
      Highest contract charge 1.90% Class B  $10.42           --               --        --         9.45%
      All contract charges                       --       12,797       $  145,347      0.28%
2009  Lowest contract charge 0.50% Class B   $10.67           --               --        --        31.84%
      Highest contract charge 1.90% Class B  $ 9.52           --               --        --        29.91%
      All contract charges                       --       12,893       $  132,944      1.49%
2008  Lowest contract charge 0.50% Class B   $ 8.09           --               --        --       (39.85)%
      Highest contract charge 1.90% Class B  $ 7.33           --               --        --       (40.65)%
      All contract charges                       --       12,279       $   96,551      0.52%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                               YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------
                                             UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                             ------ ------------------ ---------- -------------- ---------
2007  Lowest contract charge 0.50% Class B   $13.45           --              --         --         4.51%
      Highest contract charge 1.90% Class B  $12.35           --              --         --         3.00%
      All contract charges                                13,471        $177,274       0.41%
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B   $11.89           --              --         --        (6.45)%
      Highest contract charge 1.90% Class B  $10.80           --              --         --        (7.30)%
      All contract charges                       --       27,292        $322,969       0.99%
2010  Lowest contract charge 0.50% Class B   $13.24           --              --         --        12.59%
      Highest contract charge 1.90% Class B  $11.65           --              --         --        10.95%
      All contract charges                       --       30,723        $390,159       0.87%
2009  Lowest contract charge 0.50% Class B   $11.76           --              --         --        22.21%
      Highest contract charge 1.90% Class B  $10.50           --              --         --        20.51%
      All contract charges                       --       33,976        $386,795       1.82%
2008  Lowest contract charge 0.50% Class B   $ 9.62           --              --         --       (37.73)%
      Highest contract charge 1.90% Class B  $ 8.71           --              --         --       (38.62)%
      All contract charges                       --       37,613        $353,373       1.40%
2007  Lowest contract charge 0.50% Class B   $15.45           --              --         --         3.07%
      Highest contract charge 1.90% Class B  $14.19           --              --         --         1.65%
      All contract charges                                38,402        $583,473       1.08%
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B   $11.12           --              --         --        (8.78)%
      Highest contract charge 1.90% Class B  $10.10           --              --         --        (9.66)%
      All contract charges                       --       24,402        $286,163         --
2010  Lowest contract charge 0.50% Class B   $12.70           --              --         --        26.24%
      Highest contract charge 1.90% Class B  $11.18           --              --         --        24.50%
      All contract charges                       --       27,305        $351,919         --
2009  Lowest contract charge 0.50% Class B   $10.06           --              --         --        41.09%
      Highest contract charge 1.90% Class B  $ 8.98           --              --         --        39.02%
      All contract charges                       --       28,991        $297,480         --
2008  Lowest contract charge 0.50% Class B   $ 7.13           --              --         --       (43.86)%
      Highest contract charge 1.90% Class B  $ 6.46           --              --         --       (44.64)%
      All contract charges                       --       29,642        $216,713         --
2007  Lowest contract charge 0.50% Class B   $12.70           --              --         --        11.31%
      Highest contract charge 1.90% Class B  $11.67           --              --         --         9.78%
      All contract charges                                31,721        $414,209         --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B   $13.57           --              --         --       (14.11)%
      Highest contract charge 1.90% Class B  $12.32           --              --         --       (14.98)%
      All contract charges                       --       25,568        $343,363       0.02%
2010  Lowest contract charge 0.50% Class B   $16.46           --              --         --        24.32%
      Highest contract charge 1.90% Class B  $14.49           --              --         --        22.59%
      All contract charges                       --       26,265        $412,452       0.77%
2009  Lowest contract charge 0.50% Class B   $13.24           --              --         --        43.65%
      Highest contract charge 1.90% Class B  $11.82           --              --         --        41.61%
      All contract charges                       --       26,843        $341,724       3.10%
2008  Lowest contract charge 0.50% Class B   $ 9.22           --              --         --       (36.28)%
      Highest contract charge 1.90% Class B  $ 8.35           --              --         --       (37.17)%
      All contract charges                       --       26,245        $234,379       0.46%
2007  Lowest contract charge 0.50% Class B   $14.47           --              --         --        (0.41)%
      Highest contract charge 1.90% Class B  $13.29           --              --         --        (1.85)%
      All contract charges                                27,826        $392,988         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                               YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------
                                             UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                             ------ ------------------ ---------- -------------- ---------
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B   $32.55           --              --         --         4.09%
      Highest contract charge 1.90% Class B  $25.58           --              --         --         3.06%
      All contract charges                       --       38,474        $614,218       3.81%
2010  Lowest contract charge 0.50% Class B   $34.87           --              --         --         6.12%
      Highest contract charge 1.90% Class B  $24.82           --              --         --         4.64%
      All contract charges                       --       39,770        $619,466       2.62%
2009  Lowest contract charge 0.50% Class B   $32.86           --              --         --         9.11%
      Highest contract charge 1.90% Class B  $23.72           --              --         --         7.55%
      All contract charges                       --       38,177        $578,492       4.60%
2008  Lowest contract charge 0.50% Class B   $30.12           --              --         --       (23.90)%
      Highest contract charge 1.90% Class B  $22.06           --              --         --       (24.94)%
      All contract charges                       --       36,664        $531,727       8.68%
2007  Lowest contract charge 0.50% Class B   $39.58           --              --         --         2.62%
      Highest contract charge 1.90% Class B  $29.39           --              --         --         1.17%
      All contract charges                                45,225        $879,446       7.17%
MULTIMANAGER SMALL CAP GROWTH (C)
      Unit Value 0.95% to 1.80%*
2011  Lowest contract charge 0.95% Class B   $ 7.53           --              --         --       (16.43)%
      Highest contract charge 1.80% Class B  $ 6.72           --              --         --       (17.24)%
      All contract charges                       --       28,274        $177,376         --
2010  Lowest contract charge 0.50% Class B   $ 9.52           --              --         --        26.93%
      Highest contract charge 1.90% Class B  $ 8.02           --              --         --        25.12%
      All contract charges                       --       31,439        $238,081         --
2009  Lowest contract charge 0.50% Class B   $ 7.50           --              --         --        33.85%
      Highest contract charge 1.90% Class B  $ 6.41           --              --         --        32.08%
      All contract charges                       --       32,920        $199,904         --
2008  Lowest contract charge 0.50% Class B   $ 5.60           --              --         --       (42.39)%
      Highest contract charge 1.90% Class B  $ 4.85           --              --         --       (43.27)%
      All contract charges                       --       28,780        $135,528         --
2007  Lowest contract charge 0.50% Class B   $ 9.72           --              --         --         3.18%
      Highest contract charge 1.90% Class B  $ 8.55           --              --         --         1.79%
      All contract charges                                28,681        $242,159         --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B   $15.60           --              --         --        (9.88)%
      Highest contract charge 1.90% Class B  $13.63           --              --         --       (10.74)%
      All contract charges                       --       28,939        $365,540       0.07%
2010  Lowest contract charge 0.50% Class B   $18.36           --              --         --        23.89%
      Highest contract charge 1.90% Class B  $15.27           --              --         --        22.16%
      All contract charges                       --       32,868        $463,526       0.15%
2009  Lowest contract charge 0.50% Class B   $14.82           --              --         --        25.82%
      Highest contract charge 1.90% Class B  $12.50           --              --         --        24.04%
      All contract charges                       --       36,368        $418,772       1.03%
2008  Lowest contract charge 0.50% Class B   $11.78           --              --         --       (38.20)%
      Highest contract charge 1.90% Class B  $10.08           --              --         --       (39.06)%
      All contract charges                       --       39,759        $368,923       0.24%
2007  Lowest contract charge 0.50% Class B   $19.06           --              --         --       (10.31)%
      Highest contract charge 1.90% Class B  $16.54           --              --         --       (11.55)%
      All contract charges                                47,546        $723,958       0.29%
MULTIMANAGER TECHNOLOGY
      Unit Value 0.95% to 1.90%*
2011  Lowest contract charge 0.95% Class B   $11.45           --              --         --        (5.68)%
      Highest contract charge 1.90% Class B  $10.40           --              --         --        (6.64)%
      All contract charges                       --       30,531        $363,492         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                                  YEARS ENDED DECEMBER 31,
                                                                -----------------------------------------------------------
                                                                UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                                VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                                ------ ------------------ ---------- -------------- ---------
2010     Lowest contract charge 0.50% Class B                   $12.65           --              --         --        17.13%
         Highest contract charge 1.90% Class B                  $11.14           --              --         --        15.56%
         All contract charges                                       --       32,400        $410,547         --
2009     Lowest contract charge 0.50% Class B                   $10.80           --              --         --        57.69%
         Highest contract charge 1.90% Class B                  $ 9.64           --              --         --        55.54%
         All contract charges                                       --       33,513        $364,955         --
2008     Lowest contract charge 0.50% Class B                   $ 6.85           --              --         --       (47.35)%
         Highest contract charge 1.90% Class B                  $ 6.20           --              --         --       (48.12)%
         All contract charges                                       --       27,756        $192,697         --
2007     Lowest contract charge 0.50% Class B                   $13.01           --              --         --        17.63%
         Highest contract charge 1.90% Class B                  $11.95           --              --         --        15.91%
         All contract charges                                                28,291        $373,990         --
MUTUAL SHARES SECURITIES FUND
         Unit Value 1.30% to 1.70%*
2011     Lowest contract charge 1.30% Class 2 (t)               $10.49           --              --         --        (2.33)%
         Highest contract charge 1.70% Class 2 (t)              $10.40           --              --         --        (2.80)%
         All contract charges                                       --          539        $  5,643       2.86%
2010     Lowest contract charge 1.30% Class 2 (t)               $10.74           --              --         --        10.84%
         Highest contract charge 1.70% Class 2 (t)              $10.70           --              --         --        10.42%
         All contract charges                                       --          146        $  1,562       1.66%
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
         Unit Value 0.65% to 1.70%*
2011     Lowest contract charge 0.65% Advisor Class (v)         $ 9.53           --              --         --        (8.80)%
         Highest contract charge 1.70% Advisor Class (q) (r)    $11.73           --              --         --        (9.07)%
         All contract charges                                       --          900        $ 10,608      14.13%
2010     Lowest contract charge 1.30% Advisor Class (q) (r)     $12.96           --              --         --        22.61%
         Highest contract charge 1.70% Advisor Class (q) (r)    $12.90           --              --         --        22.04%
         All contract charges                                       --          316        $  4,086      16.49%
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
         Unit Value 0.65% to 1.70%*
2011     Lowest contract charge 0.65% Advisor Class (v)         $10.07           --              --         --         4.90%
         Highest contract charge 1.70% Advisor Class (q)        $11.55           --              --         --         4.43%
         All contract charges                                       --          835        $  9,691       5.23%
2010     Lowest contract charge 1.30% Advisor Class (q)         $11.11           --              --         --        10.55%
         Highest contract charge 1.70% Advisor Class (q)        $11.06           --              --         --        10.16%
         All contract charges                                       --          472        $  5,238       4.65%
2009     Lowest contract charge 1.30% Advisor Class (q)         $10.05           --              --         --        (0.50)%
         Highest contract charge 1.70% Advisor Class (q)        $10.04           --              --         --        (0.50)%
         All contract charges                                       --           10        $     96       0.38%
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
         Unit Value 0.65% to 1.70%*
2011     Lowest contract charge 0.65% Advisor Class (v)         $10.60           --              --         --        10.65%
         Highest contract charge 1.70% Advisor Class (q)        $11.61           --              --         --         9.63%
         All contract charges                                       --        2,919        $ 34,062       1.80%
2010     Lowest contract charge 1.30% Advisor Class (q)         $10.64           --              --         --         6.61%
         Highest contract charge 1.70% Advisor Class (q)        $10.59           --              --         --         6.22%
         All contract charges                                       --          940        $  9,982       3.10%
2009     Lowest contract charge 1.30% Advisor Class (q)         $ 9.98           --              --         --        (0.40)%
         Highest contract charge 1.70% Advisor Class (q)        $ 9.97           --              --         --        (0.40)%
         All contract charges                                       --            7        $     71         --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
         Unit Value 0.65% to 1.70%*
2011     Lowest contract charge 0.65% Advisor Class (v)         $10.01           --              --         --         2.67%
         Highest contract charge 1.70% Advisor Class (q)        $10.78           --              --         --         1.70%
         All contract charges                                       --        5,177        $ 56,086       2.56%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------
                                                       UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                       ------ ------------------ ---------- -------------- ---------
2010  Lowest contract charge 1.30% Advisor Class (q)   $10.64          --              --          --         6.61%
      Highest contract charge 1.70% Advisor Class (q)  $10.60          --              --          --         6.21%
      All contract charges                                 --       2,268         $24,095        8.03%
2009  Lowest contract charge 1.30% Advisor Class (q)   $ 9.98          --              --          --        (0.60)%
      Highest contract charge 1.70% Advisor Class (q)  $ 9.98          --              --          --        (0.60)%
      All contract charges                                 --           8         $    78          --
PROFUND VP BEAR
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Common Shares (q)   $ 7.05          --              --          --       (10.08)%
      Highest contract charge 1.70% Common Shares (q)  $ 6.99          --              --          --       (10.50)%
      All contract charges                                 --         118         $   827          --
2010  Lowest contract charge 1.30% Common Shares (q)   $ 7.84          --              --          --       (18.92)%
      Highest contract charge 1.70% Common Shares (q)  $ 7.81          --              --          --       (19.15)%
      All contract charges                                 --          55         $   424          --
2009  Lowest contract charge 1.30% Common Shares (q)   $ 9.67          --              --          --        (0.31)%
      Highest contract charge 1.70% Common Shares (q)  $ 9.66          --              --          --        (0.41)%
      All contract charges                                 --           1         $    11          --
PROFUND VP BIOTECHNOLOGY
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Common Shares (q)   $11.01          --              --          --         5.16%
      Highest contract charge 1.70% Common Shares (q)  $10.91          --              --          --         4.70%
      All contract charges                                 --         195         $ 2,142          --
2010  Lowest contract charge 1.30% Common Shares (q)   $10.47          --              --          --         3.77%
      Highest contract charge 1.70% Common Shares (q)  $10.42          --              --          --         3.37%
      All contract charges                                 --          71         $   742          --
2009  Lowest contract charge 1.30% Common Shares (q)   $10.09          --              --          --         0.20%
      Highest contract charge 1.70% Common Shares (q)  $10.08          --              --          --         0.10%
      All contract charges                                 --          --         $     4          --
RYDEX | SGI VT ALTERNATIVE STRATEGIES ALLOCATION FUND
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Common Shares (v)   $ 9.50          --              --          --        (4.62)%
      Highest contract charge 1.70% Common Shares (v)  $ 9.47          --              --          --        (4.82)%
      All contract charges                                 --          39         $   369        4.96%
RYDEX | SGI VT MANAGED FUTURES STRATEGY FUND
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Common Shares (v)   $ 8.98          --              --          --        (9.38)%
      Highest contract charge 1.70% Common Shares (v)  $ 8.95          --              --          --        (9.69)%
      All contract charges                                 --          41         $   371          --
T.ROWE PRICE HEALTH SCIENCES PORTFOLIO
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class II (q) (r)    $13.06          --              --          --         8.92%
      Highest contract charge 1.70% Class II (q) (r)   $12.95          --              --          --         8.55%
      All contract charges                                 --         420         $ 5,467          --
2010  Lowest contract charge 1.30% Class II (q) (r)    $11.99          --              --          --        13.87%
      Highest contract charge 1.70% Class II (q) (r)   $11.93          --              --          --        13.30%
      All contract charges                                 --         153         $ 1,827          --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class 2 (q)         $ 9.93          --              --          --       (16.90)%
      Highest contract charge 1.70% Class 2 (q)        $ 9.84          --              --          --       (17.31)%
      All contract charges                                 --         478         $ 4,730        0.96%
2010  Lowest contract charge 1.30% Class 2 (q)         $11.95          --              --          --        16.02%
      Highest contract charge 1.70% Class 2 (q)        $11.90          --              --          --        15.65%
      All contract charges                                 --         280         $ 3,345        1.35%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                          YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------------
                                                        UNIT         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        VALUE  OUTSTANDING (000S)   (000S)   INCOME RATIO** RETURN***
                                                        ------ ------------------ ---------- -------------- ---------
2009  Lowest contract charge 1.30% Class 2 (q)          $10.30          --              --          --         1.58%
      Highest contract charge 1.70% Class 2 (q)         $10.29          --              --          --         1.58%
      All contract charges                                  --           2         $    28          --
TEMPLETON FOREIGN SECURITIES FUND
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class 2 (v)          $ 8.78          --              --          --       (14.26)%
      Highest contract charge 1.70% Class 2 (q) (r)     $ 9.43          --              --          --       (12.20)%
      All contract charges                                  --         517         $ 4,901        1.78%
2010  Lowest contract charge 1.30% Class 2 (q) (r)      $10.79          --              --          --         7.04%
      Highest contract charge 1.70% Class 2 (q) (r)     $10.74          --              --          --         6.65%
      All contract charges                                  --         264         $ 2,838        1.29%
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class 2 (v)          $ 9.76          --              --          --        (1.21)%
      Highest contract charge 1.70% Class 2 (q)         $11.01          --              --          --        (2.57)%
      All contract charges                                  --       3,946         $43,690        5.18%
2010  Lowest contract charge 1.30% Class 2 (q)          $11.35          --              --          --        12.94%
      Highest contract charge 1.70% Class 2 (q)         $11.30          --              --          --        12.44%
      All contract charges                                  --       1,492         $16,914        0.97%
2009  Lowest contract charge 1.30% Class 2 (q)          $10.05          --              --          --         0.20%
      Highest contract charge 1.70% Class 2 (q)         $10.05          --              --          --         0.20%
      All contract charges                                  --           3         $    27          --
TEMPLETON GROWTH SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2011  Lowest contract charge 1.30% Class 2 (t)          $ 9.46          --              --          --        (8.16)%
      Highest contract charge 1.70% Class 2 (t)         $ 9.38          --              --          --        (8.58)%
      All contract charges                                  --          97         $   918        1.40%
2010  Lowest contract charge 1.30% Class 2 (t)          $10.30          --              --          --         7.85%
      Highest contract charge 1.70% Class 2 (t)         $10.26          --              --          --         7.43%
      All contract charges                                  --          60         $   619        1.23%
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.65% to 1.70%*
2011  Lowest contract charge 0.65% Class S Shares (v)   $ 9.16          --              --          --       (18.58)%
      Highest contract charge 1.70% Class S Shares (q)  $10.66          --              --          --       (18.13)%
      All contract charges                                  --       1,523         $16,330        0.65%
2010  Lowest contract charge 1.30% Class S Shares (q)   $13.08          --              --          --        26.99%
      Highest contract charge 1.70% Class S Shares (q)  $13.02          --              --          --        26.41%
      All contract charges                                  --         588         $ 7,685        0.01%
2009  Lowest contract charge 1.30% Class S Shares (q)   $10.30          --              --          --         1.88%
      Highest contract charge 1.70% Class S Shares (q)  $10.30          --              --          --         1.88%
      All contract charges                                  --           1         $    10          --

   ----------
  (a)A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
  (b)A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
  (c)A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
  (d)A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
  (e)Units were made available for sale on May 29, 2007.
  (f)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (g)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (h)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (i)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (j)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (k)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (l)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Concluded)

  (m)EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
  (n)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (o)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
  (p)Units were made available for sale on June 08, 2009.
  (q)Units were made available for sale on December 14, 2009.
  (r)Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
  (s)Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had no accumulation ratios to report.
  (t)Units were made available for sale on January 25, 2010
  (u)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010.
  (v)Units were made available on January 18, 2011.
  (w)Units were made available on February 22, 2011.
  (x)Invesco V.I. Dividend Growth replaced Invesco V.I. Financial Services due to a fund merger on April 29, 2011.
  (y)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (z)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
 (aa)Units were made available on October 10, 2011.
  * Expenses as an annual percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of Portfolio fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

  All material subsequent transactions and events have been evaluated for the period from December 31, 2011 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

  Report of Independent Registered Public Accounting Firm................. F-1

  Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2011 and 2010............... F-2
    Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009.................................................. F-3
    Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009..................................... F-5
    Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009........................................................ F-6
    Consolidated Statements of Cash Flows, Years Ended December 31, 2011,
     2010 and 2009........................................................ F-7
    Notes to Consolidated Financial Statements............................ F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 8, 2012

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                                                                                        2011        2010
                                                                                     ----------  ----------
                                                                                          (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   31,992  $   29,057
 Mortgage loans on real estate......................................................      4,281       3,571
 Equity real estate, held for the production of income..............................         99         140
 Policy loans.......................................................................      3,542       3,581
 Other equity investments...........................................................      1,707       1,618
 Trading securities.................................................................        982         506
 Other invested assets..............................................................      2,340       1,413
                                                                                     ----------  ----------
   Total investments................................................................     44,943      39,886
Cash and cash equivalents...........................................................      3,227       2,155
Cash and securities segregated, at fair value.......................................      1,280       1,110
Broker-dealer related receivables...................................................      1,327       1,389
Deferred policy acquisition costs...................................................      4,653       8,383
Goodwill and other intangible assets, net...........................................      3,697       3,702
Amounts due from reinsurers.........................................................      3,542       3,252
Loans to affiliates.................................................................      1,041       1,045
Guaranteed minimum income benefit reinsurance asset, at fair value..................     10,547       4,606
Other assets........................................................................      5,340       5,614
Separate Accounts' assets...........................................................     86,419      92,014
                                                                                     ----------  ----------

TOTAL ASSETS........................................................................ $  166,016  $  163,156
                                                                                     ==========  ==========

LIABILITIES
Policyholders' account balances..................................................... $   26,033  $   24,654
Future policy benefits and other policyholders liabilities..........................     21,595      18,965
Broker-dealer related payables......................................................        466         369
Customers related payables..........................................................      1,889       1,770
Amounts due to reinsurers...........................................................         74          75
Short-term and long-term debt.......................................................        645         425
Loans from affiliates...............................................................      1,325       1,325
Income taxes payable................................................................      5,491       4,315
Other liabilities...................................................................      3,815       3,075
Separate Accounts' liabilities......................................................     86,419      92,014
                                                                                     ----------  ----------
   Total liabilities................................................................    147,752     146,987
                                                                                     ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 17 and 18)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding. $        2  $        2
 Capital in excess of par value.....................................................      5,743       5,593
 Retained earnings..................................................................     10,120       8,085
 Accumulated other comprehensive income (loss)......................................       (304)       (629)
                                                                                     ----------  ----------
   Total AXA Equitable's equity.....................................................     15,561      13,051
                                                                                     ----------  ----------
Noncontrolling interest.............................................................      2,703       3,118
                                                                                     ----------  ----------
   Total equity.....................................................................     18,264      16,169
                                                                                     ----------  ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  166,016  $  163,156
                                                                                     ==========  ==========


                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                            2011       2010      2009
                                                                         ---------  ---------  --------
                                                                                  (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $   3,312  $   3,067  $  2,918
Premiums................................................................       533        530       431
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     2,374       (284)   (3,079)
 Other investment income (loss).........................................     2,128      2,260     2,099
                                                                         ---------  ---------  --------
   Total net investment income (loss)...................................     4,502      1,976      (980)
                                                                         ---------  ---------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................       (36)      (300)     (169)
 Portion of loss recognized in other comprehensive income (loss)........         4         18         6
                                                                         ---------  ---------  --------
   Net impairment losses recognized.....................................       (32)      (282)     (163)
 Other investment gains (losses), net...................................       (15)        98       217
                                                                         ---------  ---------  --------
     Total investment gains (losses), net...............................       (47)      (184)       54
                                                                         ---------  ---------  --------
Commissions, fees and other income......................................     3,631      3,702     3,385
Increase (decrease) in the fair value of the reinsurance contract asset.     5,941      2,350    (2,566)
                                                                         ---------  ---------  --------
   Total revenues.......................................................    17,872     11,441     3,242
                                                                         ---------  ---------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................     4,360      3,082     1,298
Interest credited to policyholders' account balances....................       999        950     1,004
Compensation and benefits...............................................     2,206      1,953     1,859
Commissions.............................................................     1,195      1,044     1,033
Distribution related payments...........................................       303        287       234
Amortization of deferred sales commissions..............................        38         47        55
Interest expense........................................................       106        106       107
Amortization of deferred policy acquisition costs.......................     4,680        168       115
Capitalization of deferred policy acquisition costs.....................    (1,030)      (916)     (975)
Rent expense............................................................       250        244       258
Amortization of other intangible assets.................................        24         23        24
Other operating costs and expenses......................................     1,406      1,438     1,309
                                                                         ---------  ---------  --------
     Total benefits and other deductions................................    14,537      8,426     6,321
                                                                         ---------  ---------  --------


                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                          2011       2010       2009
                                                                        --------  ---------  ----------
                                                                                 (IN MILLIONS)
Earnings (loss) from continuing operations, before income taxes........ $  3,335  $   3,015   $  (3,079)
Income tax (expense) benefit...........................................   (1,022)      (707)      1,272
                                                                        --------  ---------  ----------

Earnings (loss) from continuing operations, net of income taxes........    2,313      2,308      (1,807)
Earnings (loss) from discontinued operations, net of income taxes......       --         --           3
                                                                        --------  ---------  ----------

Net earnings (loss)....................................................    2,313      2,308      (1,804)
 Less: net (earnings) loss attributable to the noncontrolling interest.      101       (235)       (359)
                                                                        --------  ---------  ----------

Net Earnings (Loss) Attributable to AXA Equitable...................... $  2,414  $   2,073  $   (2,163)
                                                                        ========  =========  ==========

Amounts attributable to AXA Equitable:
 Earnings (loss) from continuing operations, net of income taxes....... $  2,414  $   2,073  $   (2,166)
 Earnings (loss) from discontinued operations, net of income taxes.....       --         --           3
                                                                        --------  ---------  ----------
Net Earnings (Loss).................................................... $  2,414  $   2,073  $   (2,163)
                                                                        ========  =========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                  2011       2010       2009
                                                                               ---------  ---------  ---------
                                                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $   2,313  $   2,308  $  (1,804)
                                                                               ---------  ---------  ---------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......       378        440      1,331
 Defined benefit plans:
   Net gain (loss) arising during year........................................      (169)      (121)       (65)
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........        94         82         65
     Amortization of net prior service credit included in net periodic cost...         1         (1)        (3)
                                                                               ---------  ---------  ---------
       Other comprehensive income (loss)--defined benefit plans...............       (74)       (40)        (3)
                                                                               ---------  ---------  ---------

Total other comprehensive income (loss), net of income taxes..................       304        400      1,328
                                                                               ---------  ---------  ---------

Comprehensive income (loss)...................................................     2,617      2,708       (476)
                                                                               ---------  ---------  ---------

 Less: Comprehensive (income) loss attributable to noncontrolling interest....       122       (228)      (425)
                                                                               ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $   2,739  $   2,480  $    (901)
                                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                               2011       2010       2009
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,593      5,583      5,184
 Sale of AllianceBernstein Units to noncontrolling interest................        --         --        (54)
 Changes in capital in excess of par value.................................       150         10        453
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,743      5,593      5,583
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     8,085      6,312      8,413
 Net earnings (loss).......................................................     2,414      2,073     (2,163)
 Stockholder dividends.....................................................      (379)      (300)        --
 Impact of implementing new accounting guidance, net of taxes..............        --         --         62
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................    10,120      8,085      6,312
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (629)    (1,036)    (2,236)
 Impact of implementing new accounting guidance, net of taxes..............        --         --        (62)
 Other comprehensive income (loss).........................................       325        407      1,262
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................      (304)      (629)    (1,036)
                                                                            ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...............................    15,561     13,051     10,861
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     3,118      3,269      2,897
 Purchase of AllianceBernstein Units by noncontrolling interest............         1          5         --
 Purchase of AllianceBernstein Put.........................................        --         --        135
 Purchase of noncontrolling interest in consolidated entity................       (31)        (5)        --
 Repurchase of AllianceBernstein Holding units.............................      (140)      (148)        --
 Net earnings (loss) attributable to noncontrolling interest...............      (101)       235        359
 Dividends paid to noncontrolling interest.................................      (312)      (357)      (320)
 Other comprehensive income (loss) attributable to noncontrolling interest.       (21)        (7)        66
 Other changes in noncontrolling interest..................................       189        126        132
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,703      3,118      3,269
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  18,264  $  16,169  $  14,130
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                               2011       2010       2009
                                                                                            ---------  ---------  ---------
                                                                                                     (IN MILLIONS)
Net earnings (loss)........................................................................ $   2,313  $   2,308  $  (1,804)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................       999        950      1,004
 Universal life and investment-type product policy fee income..............................    (3,312)    (3,067)    (2,918)
 Net change in broker-dealer and customer related receivables/payables.....................       266        125     (1,353)
 (Income) loss related to derivative instruments...........................................    (2,374)       284      3,079
 Change in reinsurance recoverable with affiliate..........................................      (242)      (233)     1,486
 Investment (gains) losses, net............................................................        47        184        (54)
 Change in segregated cash and securities, net.............................................      (170)      (124)     1,587
 Change in deferred policy acquisition costs...............................................     3,650       (747)      (860)
 Change in future policy benefits..........................................................     2,110      1,136       (755)
 Change in income taxes payable............................................................       950        720     (1,223)
 Real estate asset write-off charge........................................................         5         26          3
 Change in the fair value of the reinsurance contract asset................................    (5,941)    (2,350)     2,566
 Amortization of deferred compensation.....................................................       418        178         88
 Amortization of deferred sales commission.................................................        38         47         55
 Amortization of reinsurance cost..........................................................       211        274        318
 Other depreciation and amortization.......................................................       146        161        156
 Amortization of other intangibles.........................................................        24         23         24
 Other, net................................................................................       (76)       111         18
                                                                                            ---------  ---------  ---------

Net cash provided by (used in) operating activities........................................      (938)         6      1,417
                                                                                            ---------  ---------  ---------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........     3,435      2,753      2,058
 Sales of investments......................................................................     1,141      3,398      6,737
 Purchases of investments..................................................................    (7,970)    (7,068)    (8,995)
 Cash settlements related to derivative instruments........................................     1,429       (651)    (2,564)
 Change in short-term investments..........................................................        16        (53)       140
 Decrease in loans to affiliates...........................................................        --          3          1
 Increase in loans to affiliates...........................................................        --         --       (250)
 Investment in capitalized software, leasehold improvements and
 EDP equipment.............................................................................      (104)       (62)      (120)
 Other, net................................................................................        25        (25)         9
                                                                                            ---------  ---------  ---------

Net cash provided by (used in) investing activities........................................    (2,028)    (1,705)    (2,984)
                                                                                            ---------  ---------  ---------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                         2011      2010       2009
                                                                       --------  --------  ---------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  4,461  $  3,187  $   3,395
   Withdrawals and transfers to Separate Accounts.....................     (821)     (483)    (2,161)
 Change in short-term financings......................................      220       (24)       (36)
 Change in collateralized pledged liabilities.........................      989      (270)       126
 Change in collateralized pledged assets..............................       99       533       (632)
 Capital contribution.................................................       --        --        439
 Shareholder dividends paid...........................................     (379)     (300)        --
 Repurchase of AllianceBernstein Holding units........................     (221)     (235)        --
 Distribution to noncontrolling interest in consolidated subsidiaries.     (312)     (357)      (320)
 Other, net...........................................................        2        11        145
                                                                       --------  --------  ---------

Net cash provided by (used in) financing activities...................    4,038     2,062        956
                                                                       --------  --------  ---------

Change in cash and cash equivalents...................................    1,072       363       (611)
Cash and cash equivalents, beginning of year..........................    2,155     1,792      2,403
                                                                       --------  --------  ---------

Cash and Cash Equivalents, End of Year................................ $  3,227  $  2,155  $   1,792
                                                                       ========  ========  =========

Supplemental cash flow information:
 Interest Paid........................................................ $     16  $     19  $      17
                                                                       ========  ========  =========
 Income Taxes (Refunded) Paid......................................... $     36  $    (27) $      44
                                                                       ========  ========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners, Inc. ("SCB Partners") at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

   On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in AllianceBernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

   At December 31, 2011 and 2010, the Company's economic interest in AllianceBernstein was 37.3% and 35.5%, respectively. At December 31, 2011 and 2010, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 64.6% and 61.4%.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2011 and 2010, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2011 and 2010, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2011 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2011, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $23 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2011," "2010" and "2009" refer to the years ended December 31, 2011, 2010 and 2009, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance is effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

    . Consider the receivable impaired when calculating the allowance for credit losses; and

    . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In June 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning
   January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

   Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

   The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in OCI. In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

   As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

   Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2011, 2010 and 2009 reflected increases of $4 million, $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income
   (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

   Future Adoption of New Accounting Pronouncements

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company will adopt this guidance effective January 1, 2012, and will apply the retrospective method of adoption. Accordingly upon adoption, as a result of acquisition costs previously deferred that are not eligible for deferral under the amended guidance, the December 31, 2011 balances related to DAC will be reduced by approximately $1.1 billion, income taxes payable will be reduced by approximately $372 million with a corresponding reduction, net of taxes, to Retained earnings and Total equity of approximately $691 million. Upon adoption, for the year ended 2011, the Company's Earnings (loss), before income taxes would increase by approximately $822 million and Net

   Earnings (Loss) Attributable to AXA Equitable would increase by approximately $534 million. Subsequent to the adoption of the guidance, the lower level of costs qualifying for deferral may be only partially offset by a lower level of amortization of DAC, and, as such, may initially result in lower earnings in future periods. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's consolidated statements of Earnings (Loss), it has no effect on the total acquisition costs to be recognized over time and will have no impact on the Company's cash flows.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2011 and 2010, the carrying value of COLI was $737 million and $787 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

    . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

    . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

    . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

    . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

    . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

    . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

    . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

    . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

    . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2011 and 2010, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $52 million and $0 million for commercial and $5 million and $3 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. A portion of exposure to realized interest rate volatility is hedged using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives, the GWBL features are reported in Policyholder's benefits and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, the Company previously had hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. At December 31, 2011, there were no outstanding balances in these programs.

   The Company periodically, including during 2011, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales. At December 31, 2011 there were no outstanding balances.

   The Company also uses equity indexed options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

   At December 31, 2011, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $388 million. At December 31, 2011, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $165 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $37 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2011 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2011 and December 31, 2010, respectively, the Company held $1,438 million and $512 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2011, and 2010, respectively, were $4 million and $84 million, for which the Company held collateral of $3 million in 2011, and posted collateral of $99 million in 2010, in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2011, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   At December 31, 2011 and 2010, respectively, investments classified as Level 1 comprise approximately 70.2% and 74.2% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2011 and 2010, respectively, investments classified as Level 2 comprise approximately 28.2% and 24.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Securities Exchange Act of 1934, as amended ("Exchange Act") and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2011 and 2010, respectively, approximately $1,718 million and $1,726 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   As disclosed in Note 3, at December 31, 2011 and 2010, respectively, the net fair value of freestanding derivative positions is approximately $1,536 million and $540 million or approximately 65.6% and 38.2% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $11 million at December 31, 2011 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2011.

   At December 31, 2011 and 2010, respectively, investments classified as Level 3 comprise approximately 1.6% and 1.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2011 and 2010, respectively, were approximately $347 million and $277 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,082 million and $1,251 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2011 and 2010, respectively. At December 31, 2011, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $688 million and $147 million at December 31, 2011 and 2010, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2011 and 2010.

   Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2011 and 2010, no assets were required to be measured at fair value on a non-recurring basis.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2011 and 2010.

   Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

   The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

   Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated account balances for all issue years for the Accumulator(R) products due to the continued volatility of margins and the continued emergence of periods of negative margins.

   For UL products and investment-type products, other than Accumulator(R) products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2011, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2011, current projections of future average gross market returns assume a 0.0% annualized return for the next quarter, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in six quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2011, the average rate of assumed investment yields, excluding policy loans, was 5.5% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company issues or has issued certain variable annuity products with GMDB and GWBL features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.12% to 10.7% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2011, participating policies, including those in the Closed Block, represent approximately 6.8% ($24 billion) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2011, 2010 and 2009, investment results of such Separate Accounts were gains (losses) of $(2,928) million, $10,117 million and $15,465 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL"), for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2011 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2011. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                     GROSS      GROSS
                                        AMORTIZED  UNREALIZED UNREALIZED                OTTI
                                          COST       GAINS      LOSSES   FAIR VALUE IN AOCI/ (3)/
                                        ---------- ---------- ---------- ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate............................. $   21,444 $    1,840 $      147 $   23,137 $         --
 U.S. Treasury, government and agency..      3,598        350         --      3,948           --
 States and political subdivisions.....        478         64          2        540           --
 Foreign governments...................        461         65          1        525           --
 Commercial mortgage-backed............      1,306          7        411        902           22
 Residential mortgage-backed/ (1)/.....      1,556         90         --      1,646           --
 Asset-backed/ (2)/....................        260         15         11        264            6
 Redeemable preferred stock............      1,106         38        114      1,030           --
                                        ---------- ---------- ---------- ---------- ------------
   Total Fixed Maturities..............     30,209      2,469        686     31,992           28

Equity securities......................         18          1         --         19           --
                                        ---------- ---------- ---------- ---------- ------------

Total at December 31, 2011............. $   30,227 $    2,470 $      686 $   32,011 $         28
                                        ========== ========== ========== ========== ============

December 31, 2010:
Fixed Maturities:
 Corporate............................. $   20,494 $    1,348 $      110 $   21,732 $         --
 U.S. Treasury, government and agency..      1,986         18         88      1,916           --
 States and political subdivisions.....        516         11         16        511           --
 Foreign governments...................        502         59          1        560           --
 Commercial mortgage-backed............      1,473          5        375      1,103           19
 Residential mortgage-backed/ (1)/.....      1,601         67         --      1,668           --
 Asset-backed/ (2)/....................        245         13         12        246            7
 Redeemable preferred stock............      1,364         23         66      1,321           --
                                        ---------- ---------- ---------- ---------- ------------
   Total Fixed Maturities..............     28,181      1,544        668     29,057           26

Equity securities......................         26         --          3         23           --
                                        ---------- ---------- ---------- ---------- ------------

Total at December 31, 2010............. $   28,207 $    1,544 $      671 $   29,080 $         26
                                        ========== ========== ========== ========== ============

 /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
 /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2011 and 2010, respectively, the Company had trading fixed maturities with an amortized cost of $172 million and $207 million and carrying values of $172 million and $208 million. Gross unrealized gains on trading fixed maturities were $4 million and $3 million and gross unrealized losses were $4 million and $2 million for 2011 and 2010, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2011

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   2,058  $   2,090
          Due in years two through five..........     8,257      8,722
          Due in years six through ten...........     9,881     10,723
          Due after ten years....................     5,785      6,615
                                                  --------- ----------
             Subtotal............................    25,981     28,150
          Commercial mortgage-backed securities..     1,306        902
          Residential mortgage-backed securities.     1,556      1,646
          Asset-backed securities................       260        264
                                                  --------- ----------
          Total.................................. $  29,103  $  30,962
                                                  ========= ==========

   The Company recognized OTTI on AFS fixed maturities as follows:

                                                         December 31,
                                                   ------------------------
                                                    2011     2010     2009
                                                   ------  -------  -------
                                                         (IN MILLIONS)
Credit losses recognized in earnings (loss)/ (1)/. $  (32) $  (282) $  (168)
Non-credit losses recognized in OCI...............     (4)     (18)      (6)
                                                   ------  -------  -------
Total OTTI........................................ $  (36) $  (300) $  (174)
                                                   ======  =======  =======

  /(1)/During 2011, 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $0 million, $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                   FIXED MATURITIES--CREDIT LOSS IMPAIRMENTS

                                                                                           2011     2010
                                                                                         -------  -------
                                                                                           (IN MILLIONS)
Balances at January 1,.................................................................. $  (329) $  (146)
Previously recognized impairments on securities that matured, paid, prepaid or sold.....      29       99
Recognized impairments on securities impaired to fair value this period/ (1)/...........      --       (6)
Impairments recognized this period on securities not previously impaired................     (27)    (268)
Additional impairments this period on securities previously impaired....................      (5)      (8)
Increases due to passage of time on previously recorded credit losses...................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows..      --       --
                                                                                         -------  -------
Balances at December 31,................................................................ $  (332) $  (329)
                                                                                         =======  =======

 /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                 DECEMBER 31,
                               ----------------
                                 2011     2010
                               --------  ------
                                 (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (47) $  (16)
   All other..................    1,830     892
 Equity securities............        1      (3)
                               --------  ------
Net Unrealized Gains (Losses). $  1,784  $  873
                               ========  ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                AOCI GAIN
                                                              NET                              DEFERRED           (LOSS)
                                                          UNREALIZED                            INCOME        RELATED TO NET
                                                             GAINS                                TAX           UNREALIZED
                                                          (LOSSES) ON        POLICYHOLDERS       ASSET          INVESTMENT
                                                          INVESTMENTS   DAC   LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                                         ------------  ----  -------------- --------------- -----------------
                                                                                     (IN MILLIONS)
BALANCE, JANUARY 1, 2011................................ $        (16) $  3  $            2 $             4 $              (7)
Net investment gains (losses) arising during
  the period............................................          (32)   --              --              --               (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            5    --              --              --                 5
   Excluded from Net earnings (loss)/ (1)/..............           (4)   --              --              --                (4)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................           --     2              --              --                 2
   Deferred income taxes................................           --    --              --               8                 8
   Policyholders liabilities............................           --    --               4              --                 4
                                                         ------------  ----  -------------- --------------- -----------------
BALANCE, DECEMBER 31, 2011.............................. $        (47) $  5  $            6 $            12 $             (24)
                                                         ============  ====  ============== =============== =================

BALANCE, JANUARY 1, 2010................................ $        (11) $  5  $           -- $             2 $              (4)
Net investment gains (losses) arising during
  the period............................................            3    --              --              --                 3
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            9    --              --              --                 9
   Excluded from Net earnings (loss)/ (1)/..............          (17)   --              --              --               (17)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................           --    (2)             --              --                (2)
   Deferred income taxes................................           --    --              --               2                 2
   Policyholders liabilities............................           --    --               2              --                 2
                                                         ------------  ----  -------------- --------------- -----------------
BALANCE, DECEMBER 31, 2010.............................. $        (16) $  3  $            2 $             4 $              (7)
                                                         ============  ====  ============== =============== =================

 /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                    NET                              DEFERRED        (LOSS)
                                                UNREALIZED                            INCOME     RELATED TO NET
                                                   GAINS                                TAX        UNREALIZED
                                                (LOSSES) ON          POLICYHOLDERS     ASSET       INVESTMENT
                                                INVESTMENTS    DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                               ------------  ------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2011...................... $        889  $ (135)    $     (121)  $     (223)   $        410
Net investment gains (losses) arising during
  the period..................................          915      --             --           --             915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)............           23      --             --           --              23
   Excluded from Net earnings (loss)/ (1)/....            4      --             --           --               4
Impact of net unrealized investment gains
  (losses) on:
   DAC........................................           --     (81)            --           --             (81)
   Deferred income taxes......................           --      --             --         (207)           (207)
   Policyholders liabilities..................           --      --           (264)          --            (264)
                                               ------------  ------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2011.................... $      1,831  $ (216)    $     (385)  $     (430)   $        800
                                               ============  ======  =============  ===========  ==============

BALANCE, JANUARY 1, 2010...................... $         (6) $  (21)    $       --   $       32    $          5
Net investment gains (losses) arising during
  the period..................................          680      --             --           --             680
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)............          198      --             --           --             198
   Excluded from Net earnings (loss)/ (1)/....           17      --             --           --              17
Impact of net unrealized investment gains
  (losses) on:
   DAC........................................           --    (114)            --           --            (114)
   Deferred income taxes......................           --      --             --         (255)           (255)
   Policyholders liabilities..................           --      --           (121)          --            (121)
                                               ------------  ------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2010.................... $        889  $ (135)    $     (121)  $     (223)   $        410
                                               ============  ======  =============  ===========  ==============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 535 issues at December 31, 2011 and the 550 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                     LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                    ---------------------  ---------------------  ---------------------
                                                 GROSS                  GROSS                  GROSS
                                               UNREALIZED             UNREALIZED             UNREALIZED
                                    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                    ---------- ----------  ---------- ----------  ---------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate.........................   $  1,910    $   (96)   $    389  $     (51)   $  2,299  $    (147)
 U.S. Treasury, government and
   agency..........................        149         --          --         --         149         --
 States and political subdivisions.         --         --          18         (2)         18         (2)
 Foreign governments...............         30         (1)          5         --          35         (1)
 Commercial mortgage-backed........         79        (27)        781       (384)        860       (411)
 Residential mortgage-backed.......         --         --           1         --           1         --
 Asset-backed......................         49         --          44        (11)         93        (11)
 Redeemable preferred stock........        341        (28)        325        (86)        666       (114)
                                    ---------- ----------  ---------- ----------  ---------- ----------

Total..............................   $  2,558    $  (152)   $  1,563  $    (534)   $  4,121  $    (686)
                                    ========== ==========  ========== ==========  ========== ==========

December 31, 2010:
Fixed Maturities:
 Corporate.........................   $  1,999    $   (68)   $    394  $     (42)   $  2,393  $    (110)
 U.S. Treasury, government and
   agency..........................        820        (42)        171        (46)        991        (88)
 States and political subdivisions.        225         (9)         33         (7)        258        (16)
 Foreign governments...............         77         (1)         10         --          87         (1)
 Commercial mortgage-backed........         46         (3)        936       (372)        982       (375)
 Residential mortgage-backed.......        157         --           2         --         159         --
 Asset-backed......................         23         --          65        (12)         88        (12)
 Redeemable preferred stock........        345         (7)        689        (59)      1,034        (66)
                                    ---------- ----------  ---------- ----------  ---------- ----------

Total..............................   $  3,692    $  (130)   $  2,300  $    (538)   $  5,992  $    (668)
                                    ========== ==========  ========== ==========  ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2011 and 2010 were $139 million and $142 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2011 and 2010, respectively, approximately $2,179 million and $2,303 million, or 7.2% and 8.2%, of the $30,210 million and $28,181 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455 million and $361 million at December 31, 2011 and 2010, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2011 and 2010, respectively, the Company owned $23 million and $30 million in RMBS backed by subprime residential mortgage loans, and $13 million and $17 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

   At December 31, 2011 and 2010, respectively, the amortized cost of the Company's trading account securities was $1,014 million and $482 million with respective fair values of $982 million and $506 million. Also at December 31, 2011 and 2010, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $48 million and $42 million and costs of $50 million and $41 million as well as other equity securities with carrying values of $19 million and $23 million and costs of $18 million and $26 million.

   In 2011, 2010 and 2009, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $(42) million, $39 million and $133 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $141 million and $0 million at December 31, 2011 and 2010, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively.

   Troubled Debt Restructurings

   In 2011, the two loans shown in the table below were modified to interest only payments until February 1, 2012 and October 1, 2013 at which time the loans revert to their normal amortizing payment. On one of the loans, a $4 million letter of credit was cashed to reduce the principal balance. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                  TROUBLED DEBT RESTRUCTURING--MODIFICATIONS
                               DECEMBER 31, 2011

                                           OUTSTANDING RECORDED INVESTMENT
                                NUMBER  --------------------------------------
                               OF LOANS   PRE-MODIFICATION   POST-MODIFICATION
                               -------- -------------------- -----------------
                                                    (IN MILLIONS)
Troubled debt restructurings:
 Agricultural mortgage loans.. $     -- $                 --  $             --
 Commercial mortgage loans....        2                  145               141
                               -------- -------------------- -----------------

Total......................... $      2 $                145  $            141
                               ======== ==================== =================

   There were no default payments on the above loans during 2011.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2011, 2010 and 2009 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -------------------------
                                                      2011     2010    2009
                                                     ------   ------  ------
                                                        (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $   18    $   --  $   --
   Charge-offs.....................................     --        --      --
   Recoveries......................................     (8)       --      --
   Provision.......................................     22        18      --
                                                    ------    ------  ------
Ending Balance, December 31,....................... $   32    $   18  $   --
                                                    ======    ======  ======

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $   32    $   18  $   --
                                                    ======    ======  ======
   Collectively Evaluated for Impairment........... $   --    $   --  $   --
                                                    ======    ======  ======

   Loans Acquired with Deteriorated Credit Quality. $   --    $   --  $   --
                                                    ======    ======  ======

   There were no allowances for credit losses for agricultural mortgage loans in 2011, 2010 and 2009.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2011 and 2010, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2011

                                               DEBT SERVICE COVERAGE RATIO
                                                                                 LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO: /(2)/          --------- ------- -------- -------- ------- ------ --------
                                                           (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   182  $   -- $     33 $     30  $   31 $   -- $    276
 50% - 70%.........................       201     252      447      271      45     --    1,216
 70% - 90%.........................        --      41      280      318     213     --      852
 90% plus..........................        --      --       84      135     296    117      632
                                    --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans....   $   383  $  293 $    844 $    754  $  585 $  117 $  2,976
                                    ========= ======= ======== ======== ======= ====== ========
AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   150  $   89 $    175 $    247  $  190 $    8 $    859
 50% - 70%.........................        68      15      101      158      82     45      469
 70% - 90%.........................        --      --       --        1      --      8        9
 90% plus..........................        --      --       --       --      --     --       --
                                    --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans..   $   218  $  104 $    276 $    406  $  272 $   61 $  1,337
                                    ========= ======= ======== ======== ======= ====== ========
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   332  $   89 $    208 $    277  $  221 $    8 $  1,135
 50% - 70%.........................       269     267      548      429     127     45    1,685
 70% - 90%.........................        --      41      280      319     213      8      861
 90% plus..........................        --      --       84      135     296    117      632
                                    --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans...............   $   601  $  397 $  1,120 $  1,160  $  857 $  178 $  4,313
                                    ========= ======= ======== ======== ======= ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2010

                                              Debt Service Coverage Ratio
                                                                               LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO  THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X    1.5X    1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO:/ (2)/          --------- ------- ------- ------- ------- ------ --------
                                                          (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $    59  $   --  $   --  $   52  $   --  $   -- $    111
 50% - 70%.........................       32     109     111      72      55      --      379
 70% - 90%.........................      194      35     406     402     124      50    1,211
 90% plus..........................       --      --      87      24     402      61      574
                                     -------  ------  ------  ------  ------  ------ --------

Total Commercial Mortgage Loans....  $   285  $  144  $  604  $  550  $  581  $  111 $  2,275
                                     =======  ======  ======  ======  ======  ====== ========
AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $   155  $   80  $  162  $  243  $  186  $    5 $    831
 50% - 70%.........................       52      13     134     150     107      24      480
 70% - 90%.........................       --      --      --      --      --      --       --
 90% plus..........................       --      --      --      --       3      --        3
                                     -------  ------  ------  ------  ------  ------ --------

Total Agricultural Mortgage Loans..  $   207  $   93  $  296  $  393  $  296  $   29 $  1,314
                                     =======  ======  ======  ======  ======  ====== ========
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $   214  $   80  $  162  $  295  $  186  $    5 $    942
 50% - 70%.........................       84     122     245     222     162      24      859
 70% - 90%.........................      194      35     406     402     124      50    1,211
 90% plus..........................       --      --      87      24     405      61      577
                                     -------  ------  ------  ------  ------  ------ --------

Total Mortgage Loans...............  $   492  $  237  $  900  $  943  $  877  $  140 $  3,589
                                     =======  ======  ======  ======  ======  ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2011 and 2010, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                        RECORDED
                                                                                       INVESTMENT
                                         90                            TOTAL     (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                         FINANCING            AND
                      DAYS  DAYS  OR (GREATER THAN)  TOTAL CURRENT  RECEIVABLES         ACCRUING
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
                                                        (IN MILLIONS)
DECEMBER 31, 2011
 Commercial.......... $  61 $  -- $               -- $  61 $  2,915 $      2,976 $                   --
 Agricultural........     5     1                  7    13    1,324        1,337                      3
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
TOTAL MORTGAGE LOANS. $  66 $   1 $                7 $  74 $  4,239 $      4,313 $                    3
                      ===== ===== ================== ===== ======== ============ ======================
December 31, 2010
 Commercial.......... $  -- $  -- $               -- $  -- $  2,275 $      2,275 $                   --
 Agricultural........    --    --                  5     5    1,309        1,314                      3
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
Total Mortgage Loans. $  -- $  -- $                5 $   5 $  3,584 $      3,589 $                    3
                      ===== ===== ================== ===== ======== ============ ======================

   The following table provides information relating to impaired loans at December 31, 2011 and 2010, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                     UNPAID                         AVERAGE        INTEREST
                                      RECORDED      PRINCIPAL       RELATED        RECORDED         INCOME
                                     INVESTMENT      BALANCE       ALLOWANCE    INVESTMENT/ (1)/  RECOGNIZED
                                     ----------- --------------- -------------  ---------------  -------------
                                                                  (IN MILLIONS)
DECEMBER 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans--other... $        -- $            -- $          --  $            --  $          --
 Agricultural mortgage loans........           5               5            --                5             --
                                     ----------- --------------- -------------  ---------------  -------------
TOTAL............................... $         5 $             5 $          --  $             5  $          --
                                     =========== =============== =============  ===============  =============
With related allowance recorded:
 Commercial mortgage loans--other... $       202 $           202 $         (32) $           152  $           8
 Agricultural mortgage loans........          --              --            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
TOTAL............................... $       202 $           202 $         (32) $           152  $           8
                                     =========== =============== =============  ===============  =============
December 31, 2010:
With no related allowance recorded:
 Commercial mortgage loans--other... $        -- $            -- $          --  $            --  $          --
 Agricultural mortgage loans........           3               3            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
Total............................... $         3 $             3 $          --  $            --  $          --
                                     =========== =============== =============  ===============  =============
With related allowance recorded:
 Commercial mortgage loans--other... $       122 $           122 $         (18) $            24  $           2
 Agricultural mortgage loans........          --              --            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
Total............................... $       122 $           122 $         (18) $            24  $           2
                                     =========== =============== =============  ===============  =============

 /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures.

   Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2011 and 2010, respectively. Depreciation expense on real estate totaled $0 million, $0 million and $8 million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, AXA Equitable's equity real estate portfolio had no valuation allowances.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,587 million and $1,459 million, respectively, at December 31, 2011 and 2010. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $91 million and $131 million, respectively, at December 31, 2011 and 2010. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $179 million, $173 million and $(78) million, respectively, for 2011, 2010 and 2009.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2011 and 2010, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                               DECEMBER 31,
                                                               -------------
                                                                2011   2010
                                                               ------ ------
                                                               (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost............... $  584 $  557
Investments in securities, generally at fair value............     51     40
Cash and cash equivalents.....................................     10      4
Other assets..................................................     13     62
                                                               ------ ------
Total Assets.................................................. $  658 $  663
                                                               ====== ======

Borrowed funds--third party................................... $  372 $  299
Other liabilities.............................................      6      7
                                                               ------ ------
Total liabilities.............................................    378    306
                                                               ------ ------

Partners' capital.............................................    280    357
                                                               ------ ------
Total Liabilities and Partners' Capital....................... $  658 $  663
                                                               ====== ======

The Company's Carrying Value in These Entities Included Above. $  169 $  196
                                                               ====== ======


                                                                               2011     2010     2009
                                                                              ------   -----   -----
                                                                                   (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  111  $   110  $   30
Net revenues of other limited partnership interests..........................      6        3      (5)
Interest expense--third party................................................    (21)     (22)     (7)
Other expenses...............................................................    (61)     (59)    (17)
                                                                              ------  -------  ------
Net Earnings (Loss).......................................................... $   35  $    32  $    1
                                                                              ======  =======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $   20  $    18  $    2
                                                                              ======  =======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2011

                                                     FAIR VALUE
                                               ----------------------- GAINS (LOSSES)
                                     NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                      AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                     --------- ----------- ----------- ---------------
                                                       (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/ (1)/
 Futures............................ $   6,443  $       --   $       2    $        (34)
 Swaps..............................       784          10          21              33
 Options............................     1,211          92          85             (20)

Interest rate contracts:/ (1)/
 Floors.............................     3,000         327          --             139
 Swaps..............................     9,826         503         317             590
 Futures............................    11,983          --          --             849
 Swaptions..........................     7,354       1,029          --             817

Other freestanding contracts:/ (1)/
 Foreign currency Contracts.........        38          --          --              --
                                                                       ---------------
NET INVESTMENT INCOME (LOSS)........                                             2,374
                                                                       ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/ (2)/....        --      10,547          --           5,941

GWBL and other features/ (3)/.......        --          --         227            (189)
                                     --------- ----------- ----------- ---------------

Balances, December 31, 2011......... $  40,639  $   12,508   $     652    $      8,126
                                     ========= =========== =========== ===============

 /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
 /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2010

                                                     Fair Value
                                               ----------------------- Gains (Losses)
                                     Notional     Asset     Liability    Reported In
                                      Amount   Derivatives Derivatives Earnings (Loss)
                                     --------- ----------- ----------- ---------------
                                                       (In Millions)
Freestanding derivatives:
Equity contracts:/ (1)/
 Futures............................ $   3,772   $      --    $     --     $      (815)
 Swaps..............................       734          --          27             (79)
 Options............................     1,070           5           1             (49)

Interest rate contracts:/ (1)/
 Floors.............................     9,000         326          --             157
 Swaps..............................     5,352         201         134             250
 Futures............................     5,151          --          --             289
 Swaptions..........................     4,479         171          --             (38)

Other freestanding contracts:/ (1)/
 Foreign currency contracts.........       133          --           1               1
                                                                       ---------------
 Net investment income (loss).......                                              (284)
                                                                       ---------------

Embedded derivatives:
GMIB reinsurance contracts /(2)/....        --       4,606          --           2,350

GWBL and other features /(3)/.......        --          --          38              17
                                     --------- ----------- ----------- ---------------

Balances, December 31, 2010......... $  29,691   $   5,309    $    201     $     2,083
                                     ========= =========== =========== ===============

 /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,456 million at December 31, 2011 and 2010, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2011 and 2010, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $559 million at December 31, 2011 and 2010, respectively and the accumulated amortization of these intangible assets were $336 million and $313 million at December 31, 2011 and 2010, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23 million, $24 million and $24 million for 2011, 2010 and 2009, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2011 and 2010, respectively, net deferred sales commissions totaled $60 million and $76 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2011 net asset balance for each of the next five years is $26 million, $18 million, $11 million, $4 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2011, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                        DECEMBER 31,
                                                                                                      -----------------
                                                                                                        2011     2010
                                                                                                      -------- --------
                                                                                                        (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.................................... $  8,121 $  8,272
Policyholder dividend obligation.....................................................................      260      119
Other liabilities....................................................................................       86      142
                                                                                                      -------- --------
Total Closed Block liabilities.......................................................................    8,467    8,533
                                                                                                      -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,342 and $5,416)............    5,686    5,605
Mortgage loans on real estate........................................................................    1,205      981
Policy loans.........................................................................................    1,061    1,119
Cash and other invested assets.......................................................................       30      281
Other assets.........................................................................................      207      245
                                                                                                      -------- --------
Total assets designated to the Closed Block..........................................................    8,189    8,231
                                                                                                      -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block........................      278      302

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(33) and
   $(28) and policyholder dividend obligation of $(260) and $(119)...................................       62       53
                                                                                                      -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.................... $    340 $    355
                                                                                                      ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                                         2011    2010    2009
                                                                        ------  ------  ------
                                                                             (IN MILLIONS)
REVENUES:
Premiums and other income.............................................. $  354  $  365  $  382
Investment income (loss) (net of investment expenses of $0, $0 and $1).    438     468     482
Investment gains (losses), net:
 Total Other-than-temporary impairment losses..........................    (12)    (31)    (10)
 Portion of loss recognized in other comprehensive income (loss).......     --       1      --
                                                                        ------  ------  ------
   Net impairment losses recognized....................................    (12)    (30)    (10)
 Other investment gains (losses), net..................................      2       7      --
                                                                        ------  ------  ------
   Total investment gains (losses), net................................    (10)    (23)    (10)
                                                                        ------  ------  ------
Total revenues.........................................................    782     810     854
                                                                        ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends..................................    757     776     812
Other operating costs and expenses.....................................      2       2       2
                                                                        ------  ------  ------
Total benefits and other deductions....................................    759     778     814
                                                                        ------  ------  ------

Net revenues, before income taxes......................................     23      32      40
Income tax (expense) benefit...........................................     (8)    (11)    (14)
                                                                        ------  ------  ------
Net Revenues........................................................... $   15  $   21  $   26
                                                                        ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2011   2010
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  119 $   --
Unrealized investment gains (losses).    141    119
                                      ------ ------
Balances, End of year................ $  260 $  119
                                      ====== ======

   Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                 DECEMBER 31,
                                                                 ------------
                                                                  2011   2010
                                                                 -----  -----
                                                                 (IN MILLIONS)
Impaired mortgage loans with investment valuation allowances.... $  61  $  62
Impaired mortgage loans without investment valuation allowances.     2      3
                                                                 -----  -----
Recorded investment in impaired mortgage loans..................    63     65
Investment valuation allowances.................................    (9)    (7)
                                                                 -----  -----
Net Impaired Mortgage Loans..................................... $  54  $  58
                                                                 =====  =====

   During 2011, 2010 and 2009, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $63 million, $13 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3 million, $1 million and $0 million for 2011, 2010 and 2009, respectively.

   Valuation allowances on mortgage loans at December 31, 2011 and 2010 were $9 million and $7 million, respectively.

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2011    2010
                                                ------  ------
                                                 (IN MILLIONS)

Balance, beginning of year..................... $  772  $  795
Contractholder bonus interest credits deferred.     34      39
Amortization charged to income.................    (88)    (62)
                                                ------  ------
Balance, End of Year........................... $  718  $  772
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities are measured at fair value on a recurring basis and are summarized below:

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

                                           LEVEL 1    LEVEL 2   LEVEL 3      TOTAL
                                          ---------  --------- ---------  ----------
                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $       7  $  22,698 $     432  $   23,137
   U.S. Treasury, government and agency..        --      3,948        --       3,948
   States and political subdivisions.....        --        487        53         540
   Foreign governments...................        --        503        22         525
   Commercial mortgage-backed............        --         --       902         902
   Residential mortgage-backed/ (1)/.....        --      1,632        14       1,646
   Asset-backed/ (2)/....................        --         92       172         264
   Redeemable preferred stock............       203        813        14       1,030
                                          ---------  --------- ---------  ----------
     Subtotal............................       210     30,173     1,609      31,992
                                          ---------  --------- ---------  ----------
 Other equity investments................        66         --        77         143
 Trading securities......................       457        525        --         982
 Other invested assets:
   Short-term investments................        --        132        --         132
   Swaps.................................        --        177        (2)        175
   Futures...............................        (2)        --        --          (2)
   Options...............................        --          7        --           7
   Floors................................        --        327        --         327
   Swaptions.............................        --      1,029        --       1,029
                                          ---------  --------- ---------  ----------
     Subtotal............................        (2)     1,672        (2)      1,668
                                          ---------  --------- ---------  ----------
Cash equivalents.........................     2,475         --        --       2,475
Segregated securities....................        --      1,280        --       1,280
GMIB reinsurance contracts...............        --         --    10,547      10,547
Separate Accounts' assets................    83,672      2,532       215      86,419
                                          ---------  --------- ---------  ----------
   Total Assets.......................... $  86,878  $  36,182 $  12,446  $  135,506
                                          =========  ========= =========  ==========

LIABILITIES
GWBL and other features' liability.......        --         --       227         227
                                          ---------  --------- ---------  ----------
   Total Liabilities..................... $      --  $      -- $     227  $      227
                                          =========  ========= =========  ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2010

                                           Level 1   Level 2  Level 3    Total
                                          --------- --------- -------- ----------
                                                       (In Millions)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $       7 $  21,405 $    320 $   21,732
   U.S. Treasury, government and agency..        --     1,916       --      1,916
   States and political subdivisions.....        --       462       49        511
   Foreign governments...................        --       539       21        560
   Commercial mortgage-backed............        --        --    1,103      1,103
   Residential mortgage-backed/ (1)/.....        --     1,668       --      1,668
   Asset-backed/ (2)/....................        --        98      148        246
   Redeemable preferred stock............       207     1,112        2      1,321
                                          --------- --------- -------- ----------
     Subtotal............................       214    27,200    1,643     29,057
                                          --------- --------- -------- ----------
 Other equity investments................        77        24       73        174
 Trading securities......................       425        81       --        506
 Other invested assets:
   Short-term investments................        --       148       --        148
   Swaps.................................        --        40       --         40
   Options...............................        --         4       --          4
   Floors................................        --       326       --        326
   Swaptions.............................        --       171       --        171
                                          --------- --------- -------- ----------
     Subtotal............................        --       689       --        689
                                          --------- --------- -------- ----------
Cash equivalents.........................     1,693        --       --      1,693
Segregated securities....................        --     1,110       --      1,110
GMIB reinsurance contracts...............        --        --    4,606      4,606
Separate Accounts' assets................    89,647     2,160      207     92,014
                                          --------- --------- -------- ----------
   Total Assets.......................... $  92,056 $  31,264 $  6,529 $  129,849
                                          ========= ========= ======== ==========

LIABILITIES
GWBL and other features' liability....... $      -- $      -- $     38 $       38
                                          --------- --------- -------- ----------
   Total Liabilities..................... $      -- $      -- $     38 $       38
                                          ========= ========= ======== ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2011, AFS fixed maturities with fair values of $51 million and $0 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In 2011, the trading restriction period for one of the Company's public securities lapsed, and as a result, $24 million was transferred from a Level 2 classification to a Level 1 classification.

   In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2011 and 2010, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                              STATE AND
                                                              POLITICAL           COMMERCIAL   RESIDENTIAL
                                                                SUB-     FOREIGN  MORTGAGE-     MORTGAGE-    ASSET-
                                                  CORPORATE   DIVISIONS   GOVTS     BACKED       BACKED      BACKED
                                                 ----------  ----------  -------  ----------  ------------  --------
                                                                            (IN MILLIONS)

BALANCE, JANUARY 1, 2011........................ $      320  $       49  $    21  $    1,103  $         --  $    148
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...............          1          --       --           2            --        --
     Investment gains (losses), net.............         --          --       --         (30)           --         1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Subtotal................................. $        1  $       --  $    --  $      (28) $         --  $      1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Other comprehensive income
         (loss).................................         (2)          5       (1)        (34)           (1)        2
Purchases.......................................        117          --        1          --            --        21
Issuances.......................................         --          --       --          --            --        --
Sales...........................................        (52)         (2)      --        (139)           (5)      (33)
Settlements.....................................         --          --       --          --            --        --
Transfers into Level 3/ (2)/....................        100           1        1          --            20        33
Transfers out of Level 3/ (2)/..................        (52)         --       --          --            --        --
                                                 ----------  ----------  -------  ----------  ------------  --------
BALANCE, DECEMBER 31, 2011/ (1)/................ $      432  $       53  $    22  $      902  $         14  $    172
                                                 ==========  ==========  =======  ==========  ============  ========

BALANCE, JANUARY 1, 2010........................ $      466  $       47  $    21  $    1,490  $         --  $    217
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...............          4          --       --           2            --        --
     Investment gains (losses), net.............          6          --       --        (271)           --         1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Subtotal................................. $       10  $       --  $    --  $     (269) $         --  $      1
                                                 ----------  ----------  -------  ----------  ------------  --------
   Other comprehensive income (loss)............          3           3       --         119            --        14
 Purchases/issuances............................         22          --       --          --            --        --
 Sales/settlements..............................        (88)         (1)      --        (237)           --       (40)
 Transfers into/out of Level 3/ (2)/............        (93)         --       --          --            --       (44)
                                                 ----------  ----------  -------  ----------  ------------  --------
BALANCE, DECEMBER 31, 2010/ (1)/................ $      320  $       49  $    21  $    1,103  $         --  $    148
                                                 ==========  ==========  =======  ==========  ============  ========

 /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2011 and 2010.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                    REDEEM-                                                          GWBL
                                                     ABLE           OTHER         OTHER       GMIB      SEPARATE   AND OTHER
                                                   PREFERRED        EQUITY       INVESTED  REINSURANCE  ACCOUNTS   FEATURES
                                                     STOCK    INVESTMENTS/ (1)/   ASSETS      ASSET      ASSETS    LIABILITY
                                                  ----------  -----------------  --------  ----------- ---------  ----------
                                                                                 (IN MILLIONS)

BALANCE, JANUARY 1, 2011                          $        2  $              73  $     --  $     4,606 $     207  $       38
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)................         --                 --        (2)          --        --          --
     Investment gains (losses), net..............         --                  1        --           --        --          --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................         --                 --        --        5,737        17          --
     Policyholders' benefits.....................         --                 --        --           --        --         170
                                                  ----------  -----------------  --------  ----------- ---------  ----------
       Subtotal.................................. $       --  $               1  $     (2) $     5,737 $      17  $      170
                                                  ----------  -----------------  --------  ----------- ---------  ----------
   Other comprehensive income (loss).............         (1)                 6        --           --        --          --
Purchases........................................         --                  2        --          204         4          19
Issuances........................................         --                 --        --           --        --          --
Sales............................................         (2)                (5)       --           --       (11)         --
Settlements......................................         --                 --        --           --        (2)         --
Transfers into Level 3/ (2)/.....................         15                 --        --           --        --          --
Transfers out of Level 3/ (2)/...................         --                 --        --           --        --          --
                                                  ----------  -----------------  --------  ----------- ---------  ----------

BALANCE, DECEMBER 31, 2011....................... $       14  $              77  $     (2) $    10,547 $     215  $      227
                                                  ==========  =================  ========  =========== =========  ==========

BALANCE, JANUARY 1, 2010......................... $       12  $               2  $    300  $     2,256 $     230  $       55
 Total gains (losses), realized and
   unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)................         --                 --        --           --        --          --
     Investment gains (losses), net..............          4                 --        --           --       (22)         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................         --                 --        --        2,150        --          --
     Policyholders' benefits.....................         --                 --        --           --        --         (34)
                                                  ----------  -----------------  --------  ----------- ---------  ----------
       Subtotal.................................. $        4  $              --  $     --  $     2,150 $     (22) $      (34)
                                                  ----------  -----------------  --------  ----------- ---------  ----------
   Other comprehensive income (loss).............         --                 --        --           --        --          --
 Purchases/issuances.............................         --                 60        --          200         2          17
 Sales/settlements...............................        (14)                (1)       --           --        (8)         --
 Transfers into/out of Level 3/ (2)/.............         --                 12      (300)          --         5          --
                                                  ----------  -----------------  --------  ----------- ---------  ----------
BALANCE, DECEMBER 31, 2010....................... $        2  $              73  $     --  $     4,606 $     207  $       38
                                                  ==========  =================  ========  =========== =========  ==========

 /(1)/Includes Trading securities' Level 3 amount.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2011 and 2010 by category for Level 3 assets and liabilities still held at December 31, 2011 and 2010, respectively:

                                                               EARNINGS (LOSS)
                                                   ---------------------------------------
                                                                             INCREASE
                                                      NET     INVESTMENT (DECREASE) IN THE
                                                   INVESTMENT   GAINS      FAIR VALUE OF           POLICY-
                                                     INCOME   (LOSSES),     REINSURANCE            HOLDERS'
                                                     (LOSS)      NET         CONTRACTS       OCI   BENEFITS
                                                   ---------- ---------- ----------------- ------  --------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2011
STILL HELD AT DECEMBER 31, 2011:/ (1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $       -- $      --   $           --   $    1  $    --
     State and political subdivisions.............         --        --               --        5       --
     Foreign governments..........................         --        --               --       (1)      --
     Commercial mortgage-backed...................         --        --               --      (40)      --
     Asset-backed.................................         --        --               --        2       --
     Other fixed maturities, available-for-sale...         --        --               --       (2)      --
                                                   ---------- ---------   --------------   ------  -------
       Subtotal................................... $       -- $      --   $           --   $  (35) $    --
                                                   ---------- ---------   --------------   ------  -------
     Equity securities, available-for-sale........         --        --               --       --       --
   Other invested assets..........................         --        --               --       --       --
   GMIB reinsurance contracts.....................         --        --            5,941       --       --
   Separate Accounts' assets......................         --        18               --       --       --
   GWBL and other features' liability.............         --        --               --       --     (189)
                                                   ---------- ---------   --------------   ------  -------
       Total...................................... $       -- $      18   $        5,941   $  (35) $  (189)
                                                   ========== =========   ==============   ======  =======
Level 3 Instruments
Full Year 2010
Still Held at December 31, 2010:/ (1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $       -- $      --   $           --   $   10  $    --
     State and political subdivisions.............         --        --               --        2       --
     Foreign governments..........................         --        --               --        1       --
     Commercial mortgage-backed...................         --        --               --       92       --
     Asset-backed.................................         --        --               --       13       --
     Other fixed maturities, available-for-sale...         --        --               --       --       --
                                                   ---------- ---------   --------------   ------  -------
       Subtotal................................... $       -- $      --   $           --   $  118  $    --
                                                   ---------- ---------   --------------   ------  -------
     Equity securities, available-for-sale........         --        --               --       --       --
   Other invested assets..........................         --        --               --       --       --
   GMIB reinsurance contracts.....................         --        --            2,350       --       --
   Separate Accounts' assets......................         --       (21)              --       --       --
   GWBL and other features' liability.............         --        --               --       --       17
                                                   ---------- ---------   --------------   ------  -------
       Total...................................... $       -- $     (21)  $        2,350   $  118  $    17
                                                   ========== =========   ==============   ======  =======

 /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2011 and 2010.

   The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 12 and 14 are presented in the table below.

                                                 DECEMBER 31,
                                      -----------------------------------
                                            2011              2010
                                      ----------------- -----------------
                                      CARRYING  FAIR    Carrying  Fair
                                       VALUE    VALUE    Value    Value
                                      -------- -------- -------- --------
                                                 (IN MILLIONS)
Consolidated:
 Mortgage loans on real estate....... $  4,281 $  4,432 $  3,571 $  3,669
 Other limited partnership interests.    1,582    1,582    1,451    1,451
 Policyholders liabilities:
   Investment contracts..............    2,549    2,713    2,609    2,679
 Long-term debt......................      200      220      200      228
 Loans to affiliates.................    1,041    1,097    1,045    1,101
Closed Blocks:
 Mortgage loans on real estate....... $  1,205 $  1,254 $    981 $  1,015
 Other equity investments............        1        1        1        1
 SCNILC liability....................        6        6        7        7

8) GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts--GMDB, GMIB and GWBL

   The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

    . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

    . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

    . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2009... $    981  $  1,980  $  2,961
 Paid guarantee benefits.....     (249)      (58)     (307)
 Other changes in reserve....      355      (364)       (9)
                              --------  --------  --------
Balance at December 31, 2009.    1,087     1,558     2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011. $  1,593  $  4,130  $  5,723
                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2009...  $      327
 Paid guarantee benefits.....         (86)
 Other changes in reserve....         164
                               ----------
Balance at December 31, 2009.         405
 Paid guarantee benefits.....         (81)
 Other changes in reserve....         209
                               ----------
Balance at December 31, 2010.         533
 Paid guarantee benefits.....         (81)
 Other changes in reserve....         264
                               ----------
Balance at December 31, 2011.  $      716
                               ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2011 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN OF
                                                   PREMIUM    RATCHET   ROLL-UP    COMBO      TOTAL
                                                  ---------  --------  --------  ---------  ---------
                                                                 (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account............................... $  12,194  $    218  $    119  $     459  $  12,990
   Separate Accounts............................. $  27,460  $  6,878  $  3,699  $  32,157  $  70,194
 Net amount at risk, gross....................... $   1,642  $  1,400  $  2,944  $  14,305  $  20,291
 Net amount at risk, net of amounts reinsured.... $   1,642  $    879  $  2,003  $   5,964  $  10,488
 Average attained age of contractholders.........      49.2      63.3      68.7       63.9       53.3
 Percentage of contractholders over age 70.......       2.8%     27.6%     47.2%      28.5%      10.4%
 Range of contractually specified interest rates.       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
 Account values invested in:
   General Account...............................       N/A       N/A  $     26  $     583  $     609
   Separate Accounts.............................       N/A       N/A  $  2,479  $  43,408  $  45,887
 Net amount at risk, gross.......................       N/A       N/A  $  2,039  $   9,186  $  11,225
 Net amount at risk, net of amounts reinsured....       N/A       N/A  $    603  $   2,520  $   3,123
 Weighted average years remaining until
   annuitization.................................       N/A       N/A       0.4        5.3        4.9
 Range of contractually specified interest rates.       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

   The GWBL and other guaranteed benefits related liability, not included above, was $227 million and $38 million at December 31, 2011 and 2010, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2011      2010
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  46,207 $  48,904
Fixed income.     3,810     3,980
Balanced.....    19,525    22,230
Other........       652       713
              --------- ---------
Total........ $  70,194 $  75,827
              ========= =========
GMIB:
Equity....... $  29,819 $  31,837
Fixed income.     2,344     2,456
Balanced.....    13,379    15,629
Other........       345       370
              --------- ---------
Total........ $  45,887 $  50,292
              ========= =========

   C) Hedging Programs for GMDB, GMIB and GWBL Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2011, the total account value and net amount at risk of the hedged variable annuity contracts were $36,090 million and $8,246 million, respectively, with the GMDB feature and $19,527 million and $2,545 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies--No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  -------
                                          (IN MILLIONS)
Balance at January 1, 2009...   $        203   $      (153) $    50
 Other changes in reserves...             52           (21)      31
                                ------------   -----------  -------
Balance at December 31, 2009.            255          (174)      81
 Other changes in reserves...            120           (57)      63
                                ------------   -----------  -------
Balance at December 31, 2010.            375          (231)     144
 Other changes in reserves...             95           (31)      64
                                ------------   -----------  -------
Balance at December 31, 2011.   $        470   $      (262) $   208
                                ============   ===========  =======

9) REINSURANCE AGREEMENTS

   The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Insurance Group reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2011, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.1% and 43.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 22.9% and 49.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2011 and 2010 were $10,547 million and $4,606 million, respectively. The increases (decreases) in estimated fair value were $5,941 million, $2,350 million and $(2,566) million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,383 million and $2,332 million, of which $1,959 million and $1,913 million related to two specific reinsurers, which are rated A/A- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2011 and 2010, affiliated reinsurance recoverables related to insurance contracts amounted to $1,159 million and $920 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $74 million are included in other liabilities in the consolidated balance sheets at December 31, 2011 and 2010, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $177 million and $195 million at December 31, 2011 and 2010, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2011 and 2010 were $703 million and $685 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                      2011     2010     2009
                                                                    -------  -------  -------
                                                                          (IN MILLIONS)
Direct premiums.................................................... $   908  $   903  $   838
Reinsurance assumed................................................     210      213      202
Reinsurance ceded..................................................    (585)    (586)    (609)
                                                                    -------  -------  -------
Premiums........................................................... $   533  $   530  $   431
                                                                    =======  =======  =======
Universal Life and Investment-type Product Policy Fee Income Ceded. $   221  $   210  $   197
                                                                    =======  =======  =======
Policyholders' Benefits Ceded...................................... $   510  $   536  $   485
                                                                    =======  =======  =======
Interest Credited to Policyholders' Account Balances Ceded......... $    --  $    --  $    --
                                                                    =======  =======  =======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92 million and $90 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, respectively, $1,684 million and $1,622 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2011  2010  2009
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  24 $  30 $  38
Incurred benefits related to prior years..    18    10     6
                                           ----- ----- -----
Total Incurred Benefits................... $  42 $  40 $  44
                                           ===== ===== =====
Benefits paid related to current year..... $  15 $  12 $  13
Benefits paid related to prior years......    24    30    34
                                           ----- ----- -----
Total Benefits Paid....................... $  39 $  42 $  47
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2011   2010
                                                                           ------ ------
                                                                           (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.2% and 0.3%). $  445 $  225
                                                                           ------ ------
Total short-term debt.....................................................    445    225
                                                                           ------ ------

Long-term debt:
AXA Equitable:
Surplus Notes, 7.7%, due 2015                                                 200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  645 $  425
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($11 million, as of December 31, 2011). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2011, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The 2010 AB Credit Facility replaced AllianceBernstein's existing $1,950 million of committed credit lines (comprised of two separate lines -a $1,000 million committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

   The 2010 AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

   The 2010 AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The 2010 AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the 2010 AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The 2010 AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the 2010 AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the 2010 AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the 2010 AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the 2010 AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2011 and 2010, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2011, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued $650 million in 5.4% Senior Unsecured Notes to AXA Equitable. These notes pay interest semi-annually and were scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $14 million, $59 million and $56 million, respectively, for 2011, 2010 and 2009.

   In 2011, 2010 and 2009, respectively, the Company paid AXA Distribution and its subsidiaries $641 million, $647 million and $634 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $413 million, $428 million and $402 million, respectively, for their applicable share of operating expenses in 2011, 2010 and 2009, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA Bermuda a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Bermuda also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Bermuda provide important capital management benefits to AXA Equitable. At December 31, 2011 and 2010, the Company's GMIB reinsurance asset with AXA Bermuda had carrying values of $8,129 million and $3,384 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2011, 2010 and 2009 related to the UL and no lapse guarantee riders totaled approximately $484 million, $477 million and $494 million, respectively. Ceded claims paid in 2011, 2010 and 2009 were $31 million, $39 million and $37 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2011, 2010 and 2009 under this arrangement totaled approximately $1 million, $0 million and $1 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $0 million, $0 million and $1 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2011, 2010 and 2009 totaled approximately $9 million, $9 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2011, 2010 and 2009 from AXA Equitable Life and Annuity Company totaled approximately $8 million, $7 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $4 million, $4 million and $5 million, respectively. Premiums earned in 2011, 2010 and 2009 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $8 million, $10 million and $4 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152 million, $160 million and $152 million in 2011, 2010 and 2009, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $22 million, $51 million and $50 million in 2011, 2010 and 2009, respectively. The net receivable related to these contracts was approximately $15 million and $9 million at December 31, 2011 and 2010, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                             2011   2010   2009
                                            ------ ------ ------
                                               (IN MILLIONS)
Investment advisory and services fees...... $  865 $  809 $  644
Distribution revenues......................    352    339    277
Other revenues--shareholder servicing fees.     92     93     90
Other revenues--other......................      6      5      7
Institutional research services............     --     --      1

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2011, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $665 million and $7 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2011, no minimum contribution is required to be made in 2012 under ERISA, as amended by the Pension Protection Act of 2006 (the "Pension Act"), but management is currently evaluating if it will make contributions during 2012. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2012.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2011    2010    2009
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   41  $   37  $   38
Interest cost.................    122     129     136
Expected return on assets.....   (120)   (115)   (126)
Net amortization..............    145     125      95
Plan amendments and additions.     --      13       2
                               ------  ------  ------
Net Periodic Pension Expense.. $  188  $  189  $  145
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2011      2010
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,424  $  2,241
Service cost....................................       30        30
Interest cost...................................      122       129
Actuarial (gains) losses........................      229       171
Benefits paid...................................     (179)     (170)
Plan amendments and additions...................       --        23
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,626  $  2,424
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2011      2010
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  1,529  $  1,406
Actual return on plan assets.........................       77       106
Contributions........................................      672       202
Benefits paid and fees...............................     (185)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,093     1,529
PBO..................................................    2,626     2,424
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (533) $   (895)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $533 million and $895 million at December 31, 2011 and 2010, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,626 million and $2,093 million, respectively, at December 31, 2011 and $2,424 million and $1,529 million, respectively, at December 31, 2010. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,593 million and $2,093 million, respectively, at December 31, 2011 and $2,391 million and $1,529 million, respectively, at December 31, 2010. The accumulated benefit obligation for all defined benefit pension plans was $2,593 million and $2,391 million at December 31, 2011 and 2010, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2011 and 2010 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2011     2010
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,679 $  1,554
Unrecognized prior service cost (credit).        7        8
                                          -------- --------
 Total................................... $  1,686 $  1,562
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $161 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2011 and 2010:

                                   DECEMBER 31,
                                 ----------------
                                   2011     2010
                                 -------  -------
                                   (IN MILLIONS)
Fixed Maturities................    52.4%    48.5%
Equity Securities...............    36.3     37.0
Equity real estate..............     9.3     11.8
Cash and short-term investments.     2.0      2.7
                                 -------  -------
 Total..........................   100.0%   100.0%
                                 =======  =======

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2011, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2011, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2011 and 2010, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2011:                     ------- -------- ------- --------
                                                 (IN MILLIONS)
ASSET CATEGORIES
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private real estate investment trusts.     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2010:                     ------- -------- ------- --------
                                                 (In Millions)
Asset Categories
Fixed Maturities:
 Corporate............................ $   --  $    564 $   --  $    564
 U.S. Treasury, government and agency.     --       148     --       148
 States and political subdivisions....     --         9     --         9
 Other structured debt................     --        --      6         6
Common and preferred equity...........    410         2     --       412
Mutual funds..........................    115        --     --       115
Derivatives, net......................      1         6     --         7
Private real estate investment funds..     --        --     13        13
Private investment trusts.............     --        51    163       214
Cash and cash equivalents.............      6         2     --         8
Short-term investments................      2        31     --        33
                                       ------  -------- ------  --------
 Total................................ $  534  $    813 $  182  $  1,529
                                       ======  ======== ======  ========

   At December 31, 2011, assets classified as Level 1, Level 2, and Level 3 comprise approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. At December 31, 2010, assets classified as Level 1, Level 2 and Level 3 comprised approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $183 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2011 and 2010, respectively.

                                                                        PRIVATE
                                                                      REAL ESTATE  PRIVATE
                                                          FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES /(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     ---------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2011..........................   $        6      $      13  $      163 $    --  $  182
Actual return on plan assets:.......................
 Relating to assets still held at December 31, 2011.           --              3          20      --      23
 Purchases/issues...................................           --             --          --       1       1
 Sales/settlements..................................           --            (12)         --      (1)    (13)
 Transfers into/out of Level 3......................           --             --          --      --      --
                                                       ----------      ---------  ---------- -------  ------
Balance at December 31, 2011........................   $        6      $       4  $      183 $    --  $  193
                                                       ==========      =========  ========== =======  ======
Balance at January 1, 2010..........................   $        7      $      12  $      147 $     2  $  168
Actual return on plan assets:.......................
 Relating to assets still held at December 31, 2010.           (1)             1          16      --      16
 Purchases, sales, issues and settlements, net......           --             --          --      (2)     (2)
 Transfers into/out of Level 3......................           --             --          --      --      --
                                                       ----------      ---------  ---------- -------  ------
Balance at December 31, 2010........................   $        6      $      13  $      163 $    --  $  182
                                                       ==========      =========  ========== =======  ======

 /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligations at December 31, 2011 and 2010 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2011 and 2010.

                                                                           2011  2010
                                                                           ----  ----
Discount rates:
 Benefit obligation....................................................... 4.25% 5.25%
 Periodic cost............................................................ 5.25% 6.00%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $13 million, $14 million and $16 million for 2011, 2010 and 2009, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2012, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2011 and include benefits attributable to estimated future employee service.

                    PENSION
                   BENEFITS
                 -------------
                 (IN MILLIONS)

2012............    $  201
2013............       203
2014............       200
2015............       199
2016............       197
Years 2017-2021.       939

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2011 due to the significant uncertainty and complexity of many aspects of the new law.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $416 million, $199 million and $78 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units was approximately $2 million.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2011 and 2010, the Company recognized compensation expense (credit) of approximately $(2) million and $9 million in respect of the March 20, 2009 grant of performance units.

   For 2011, 2010 and 2009, the Company recognized compensation costs of $2 million, $16 million and $5 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2011 and 2010 was $24 million and $38 million, respectively. Approximately 3,473,323 outstanding performance units are at risk to achievement of 2011 performance criteria, primarily representing the grant of March 18, 2011 for which cumulative average 2011-2012 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2010.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on

   December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. As a result, the Company's economic ownership of AllianceBernstein decreased to 35.9%. In 2009, as a result of the issuance of these restricted Holding units, the Company's Capital in excess of par value decreased by $65 million, net of applicable taxes with corresponding increases in Noncontrolling interests of $65 million.

   AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and for other corporate purposes and purchases Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2011 and 2010, AllianceBernstein purchased 13.5 million and 8.8 million Holding units for $221 million and $226 million respectively. These amounts reflect open-market purchases of 11.1 million and 7.4 million Holding units for $192 million and $195 million, respectively, with the remainder primarily relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election. AllianceBernstein intends to continue to engage in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program.

   AllianceBernstein granted 1.7 million restricted Holding units (not including 8.7 million restricted Holding units granted in January 2012 for
   2011) and 13.1 million restricted Holding unit awards to employees during 2011 and 2010, respectively. To fund these awards, AB Holding allocated previously repurchased Holding units that had been held in the consolidated rabbi trust. In 2010, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust.

   The 2011 incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, the 8.7 million restricted Holding units for the December 2011 awards were issued from the consolidated rabbi trust in January 2012. There were approximately 13.6 million and 6.2 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2011 and January 31, 2012, respectively. The 2011 awards were not issued until January 2012, therefore the Company's ownership percentage was not impacted at December 31, 2011. The balance as of January 31, 2012 also reflects repurchases and other activity during January 2012. In 2011, the purchases and issuances of Holding units resulted in an increase of $54 million and a decrease of $19 million in Capital in excess of par value during 2011 and 2010, respectively, with a corresponding $54 million decrease and a $19 million increase in Noncontrolling interest.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30.0 million. The 2010 Plan also permits AllianceBernstein to award an additional 30.0 million Holding units if they acquire the Holding units on the open market or through private purchases. As of December 31, 2011, AllianceBernstein granted 13.2 million Holding units net of forfeitures, under the 2010 Plan. As of December 31, 2011, 27.0 million newly issued Holding units and 19.8 million repurchased Holding units were available for grant.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, future deferred incentive compensation awards, including awards granted in 2011, will contain the same continued vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense will reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition will more closely match the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million), $164 million and $208 million for 2011, 2010 and 2009, respectively. The cost of the 2011 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   Option Plans. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $2 million.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2011 follows:

                                                                           Options Outstanding
                                          -------------------------------------------------------------------------------
                                                                                                        AllianceBernstein
                                                 AXA Ordinary Shares            AXA ADRs/ (3)/            Holding Units
                                          ---------------------------       ---------------------- ----------------------
                                                             Weighted                     Weighted                  Weighted
                                             Number          Average           Number     Average     Number        Average
                                           Outstanding       Exercise        Outstanding  Exercise  Outstanding     Exercise
                                          (In Millions)       Price         (In Millions)  Price   (In Millions)     Price
                                          ------------- -------------       ------------- -------- ------------- --------
Options outstanding at January 1, 2011...        16.3   (Euro)  22.34              10.0   $  19.96        10.2   $  41.24
Options granted..........................         2.4   (Euro)  14.52                --   $     --         0.1   $  21.75
Options exercised........................          --   (Euro)     --              (0.6)  $  15.63        (0.1)  $  17.05
Options forfeited, net...................        (0.6)  (Euro)  21.59              (1.8)  $  27.24        (0.8)  $  55.66
Options expired..........................          --              --                --         --        (0.4)  $  50.59
                                            ---------                         ---------              ---------
Options Outstanding at December 31, 2011.        18.1   (Euro)  19.40               7.6   $  18.47         9.0   $  39.63
                                            =========   =============         =========   ========   =========   ========
Aggregate Intrinsic Value /(1)/..........               (Euro)     --/ (2)/               $   1.70               $     --/ (2)/
                                                        =============                     ========               ========
Weighted Average
Remaining
Contractual Term
(in years)...............................        4.74                              1.83                    6.4
                                            =========                         =========              =========
Options Exercisable at December 31, 2011.        10.9   (Euro)  25.35               7.6   $  18.48         3.3      36.65
                                            =========   =============         =========   ========   =========   ========
Aggregate Intrinsic Value /(1)/..........               (Euro)   --/ (2)/                 $    1.7               $     --/ (2)/
                                                        =============                     ========               ========
Weighted Average
Remaining
Contractual Term
(in years)...............................        4.59                              1.82                    5.6
                                            =========                         =========              =========

 /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2011 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
 /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2011 was $9 million. The intrinsic value related to employee and financial professional exercises of stock options during 2011, 2010 and 2009 were $3 million, $3 million and $8 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $1 million and $3 million, respectively, for the periods then ended. In 2011, 2010 and 2009, windfall tax benefits of approximately $1 million, $1 million and $2 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2011, AXA Financial held 666,731 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.25 per share, of which approximately 549,298 were designated to fund future exercises of outstanding stock options and approximately 117,433 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2011, 2010 and 2009, respectively.

                                                         AXA Ordinary Shares       AllianceBernstein Holding Units
                                                      -------------------------  -----------------------------------
                                                        2011     2010     2009     2011       2010          2009
                                                      -------  -------  -------  -------  ------------  ------------
Dividend yield.......................................    7.00%    6.98%   10.69%    5.40%  7.2 - 8.2%    5.2 - 6.1%
Expected volatility..................................   33.90%    36.5%    57.5%   47.30% 46.2 - 46.6%  40.0 - 44.6%
Risk-free interest rates.............................    3.13%    2.66%    2.74%    1.90%  2.2 - 2.3%    1.6 - 2.1%
Expected life in years...............................     6.4      6.4      5.5      6.0       6.0        6.0 - 6.5
Weighted average fair value per option at grant date. $  2.49  $  3.54  $  2.57  $  5.98  $       6.18  $       3.52

   For 2011, 2010 and 2009, the Company recognized compensation costs for employee stock options of $26 million, $16 million, and $20 million, respectively. As of December 31, 2011, approximately $3 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $378 million, $149 million and $45 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2011, approximately 16 million restricted shares and Holding units remain unvested. At December 31, 2011, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 2.7 years.

   The following table summarizes unvested restricted stock activity for 2011.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2011...   391,761   $  29.97
Granted..........................    16,665   $  14.01
Vested...........................   117,906   $  31.64
Forfeited........................    46,948         --
                                   --------
Unvested as of December 31, 2011.   243,572   $  30.22
                                   ========

   Restricted stock vested in 2011, 2010 and 2009 had aggregate vesting date fair values of approximately $2 million, $2 million and $2 million, respectively.

   Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010 and 2009, respectively, approximately 103,569 and 11,368 of these awards were exercised at an aggregate cash-settlement value of $357,961 and $77,723. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559) and $(474,610) for 2010 and 2009, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

   SARs. For 2011, 2010 and 2009, respectively, 113,210, 24,101 and 129,722
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2011, 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.71- 14.96 Euros, 15.43 Euros and 10.00 Euros, respectively, as of the date of exercise. At December 31, 2011, 495,610 SARs were outstanding, having weighted average remaining contractual term of 6.4 years. The accrued value of SARs at December 31, 2011 and 2010 was $136,667 and $236,114, respectively, and recorded as liabilities in the consolidated balance sheets. For 2011, 2010 and 2009, the Company recorded compensation expense (credit) for SARs of $(87,759), $(865,661) and $731,835, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2011, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2011. Eligible employees and financial professionals could reserve a share purchase during the reservation period from September 1, 2011 through September 16, 2011 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from November 3, 2011 through November 7, 2011. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2011 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $11.83 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 13.60% formula discounted price of $12.77 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2011 which is July 1, 2016. All subscriptions became binding and irrevocable at November 7, 2011.

   The Company recognized compensation expense of $9 million in 2011, $17 million in 2010 and $7 million in 2009 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2011, 2010 and 2009 primarily invested under Investment Option B for the purchase of approximately 9 million, 8 million and 6 million AXA ordinary shares, respectively.

   AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Board granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, 2010 and 2009, respectively, the Company recognized compensation expense of approximately $1 million, $2 million and $2 million in respect of this grant of AXA Miles. On March 16, 2012, 50 free AXA ordinary shares will be granted to all AXA Group employees worldwide. These 50 shares will vest upon completion of a two or four year vesting period depending on applicable local regulations, and subject to fulfillment of certain conditions. Half of these 50 AXA Miles will be granted to each employee without being subject to any performance condition; the second half of the AXA Miles will be subject to fulfillment of a performance condition determined by AXA's Board of Directors.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense was not material for 2011 and 2010.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan -- AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

   The following table breaks out Net investment income (loss) by asset category:

                                     2011      2010      2009
                                   --------  --------  --------
                                           (IN MILLIONS)
Fixed maturities.................. $  1,555  $  1,616  $  1,582
Mortgage loans on real estate.....      241       231       231
Equity real estate................       19        20         6
Other equity investments..........      116       111       (68)
Policy loans......................      229       234       238
Short-term investments............        5        11        21
Derivative investments............    2,374      (284)   (3,079)
Broker-dealer related receivables.       13        12        15
Trading securities................      (29)       49       137
Other investment income...........       37        36        14
                                   --------  --------  --------
 Gross investment income (loss)...    4,560     2,036      (903)
Investment expenses...............      (55)      (56)      (73)
Interest expense..................       (3)       (4)       (4)
                                   --------  --------  --------
Net Investment Income (Loss)...... $  4,502  $  1,976  $   (980)
                                   ========  ========  ========

   For 2011, 2010 and 2009, respectively, Net investment income (loss) from derivatives included $1,303 million, $(968) million and $(1,769) million of realized gains (losses) on contracts closed during those periods and $1,071 million, $684 million and $(1,310) million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment gains (losses), net including changes in the valuation allowances are as follows:

                                 2011    2010    2009
                                ------  ------  -----
                                    (IN MILLIONS)
Fixed maturities............... $  (29) $ (200) $  (2)
Mortgage loans on real estate..    (14)    (18)    --
Other equity investments.......     (4)     34     53
Other..........................     --      --      3
                                ------  ------  -----
Investment Gains (Losses), Net. $  (47) $ (184) $  54
                                ======  ======  =====

   There were no writedowns of mortgage loans on real estate and of equity real estate in 2011, 2010 and 2009.

   For 2011, 2010 and 2009, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $340 million, $840 million and $2,901 million. Gross gains of $6 million, $28 million and $320 million and gross losses of $9 million, $16 million and $128 million were realized on these sales in 2011, 2010 and 2009, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2011, 2010 and 2009 amounted to $907 million, $903 million and $2,353 million, respectively.

   For 2011, 2010 and 2009, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $10 million, $31 million and $40 million.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                                             2011     2010      2009
                                                                                            ------  -------  ---------
                                                                                                   (IN MILLIONS)
Balance attributable to AXA Equitable, beginning of year................................... $  379  $   (68) $  (1,271)
Changes in unrealized investment gains (losses) on investments.............................    907      835      2,494
Impact of unrealized investment gains (losses) attributable to:
 Participating group annuity contracts, Closed Blocks policyholder dividend
   obligation and other....................................................................   (131)     (68)        58
 Insurance liability loss recognition......................................................   (120)      --         --
 DAC.......................................................................................    (79)    (110)      (578)
 Deferred income tax (expense) benefit.....................................................   (199)    (217)      (705)
                                                                                            ------  -------  ---------
Total......................................................................................    757      372         (2)
Less: Changes in unrealized investment (gains) losses attributable to
  noncontrolling interest..................................................................     21        7        (66)
                                                                                            ------  -------  ---------
Balance Attributable to AXA Equitable, End of Year......................................... $  778  $   379  $     (68)
                                                                                            ======  =======  =========
Balance, end of year comprises:
Unrealized investment gains (losses) on:
 Fixed maturities.......................................................................... $1,782  $   875  $      33
 Other equity investments..................................................................      2        2          9
                                                                                            ------  -------  ---------
 Total.....................................................................................  1,784      877         42
Impact of unrealized investment gains (losses) attributable to:
 Participating group annuity contracts, Closed Blocks policyholder dividend obligation and
   other...................................................................................   (270)    (139)       (71)
 Insurance liability loss recognition......................................................   (120)      --         --
 DAC.......................................................................................   (211)    (132)       (22)
 Deferred income tax (expense) benefit.....................................................   (418)    (219)        (2)
                                                                                            ------  -------  ---------
Total......................................................................................    765      387        (53)
Less: (Income) loss attributable to noncontrolling interest................................     13       (8)       (15)
                                                                                            ------  -------  ---------
Balance Attributable to AXA Equitable, End of Year......................................... $  778  $   379  $     (68)
                                                                                            ======  =======  =========

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2011     2010     2009
                               -------  -------  --------
                                     (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $    40  $   (34) $     81
 Deferred (expense) benefit...  (1,062)    (673)    1,191
                               -------  -------  --------
Total......................... $(1,022) $  (707) $  1,272
                               =======  =======  ========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2011      2010       2009
                                             ---------  --------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $  (1,167) $ (1,055) $   1,078
Noncontrolling interest.....................       (36)       66        105
Separate Accounts investment activity.......        83        53         72
Non-taxable investment income (loss)........         8        15         27
Adjustment of tax audit reserves............        (7)      (13)         7
State income taxes..........................         7        (5)       (12)
AllianceBernstein Federal and foreign taxes.       (13)       (3)        (6)
Tax settlement..............................        84        99         --
ACMC conversion.............................        --       135         --
Other.......................................        19         1          1
                                             ---------  --------  ---------
Income tax (expense) benefit................ $  (1,022) $   (707) $   1,272
                                             =========  ========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million. The Company has appealed certain issues to the Appeals Office of the IRS.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2011-2012 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                         DECEMBER 31, 2011  December 31, 2010
                                         ------------------ ------------------
                                         ASSETS LIABILITIES Assets Liabilities
                                         ------ ----------- ------ -----------
                                                     (IN MILLIONS)
  Compensation and related benefits..... $  248  $     --   $  229  $     --
  Reserves and reinsurance..............     --     3,060       --       977
  DAC...................................     --     1,279       --     2,610
  Unrealized investment gains or losses.     --       418       --       259
  Investments...........................     --     1,101       --       800
  Alternative minimum tax credits.......    242        --      241        --
  Other.................................     79        --      108        --
                                         ------  --------   ------  --------
  Total................................. $  569  $  5,858   $  578  $  4,646
                                         ======  ========   ======  ========

   The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2011, $214 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $80 million would need to be provided if such earnings were remitted.

   At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature. At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2011 and 2010 were $97 million and $91 million, respectively. For 2011, 2010 and 2009, respectively, there were $14 million, $10 million and $4 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2011    2010    2009
                                             ------  ------  ------
                                                  (IN MILLIONS)
Balance at January 1,....................... $  434  $  577  $  477
Additions for tax positions of prior years..    337     168     155
Reductions for tax positions of prior years.   (235)   (266)    (50)
Additions for tax positions of current year.      1       1       1
Settlements with tax authorities............    (84)    (46)     (6)
                                             ------  ------  ------
Balance at December 31,..................... $  453  $  434  $  577
                                             ======  ======  ======

   In addition to the appeal of the 2004 and 2005 tax years to the Appeals Office of the IRS, it is expected that the examination of tax years 2006 and 2007 will begin during 2012. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                                     DECEMBER 31,
                                                                                             ---------------------------
                                                                                               2011     2010      2009
                                                                                             -------  -------  ---------
                                                                                                    (IN MILLIONS)
Unrealized gains (losses) on investments.................................................... $   765  $   387  $       9
Defined benefit pension plans...............................................................  (1,082)  (1,008)      (968)
Impact of implementing new accounting guidance, net of taxes................................      --       --        (62)
                                                                                             -------  -------  ---------
Total accumulated other comprehensive income (loss).........................................    (317)    (621)    (1,021)
                                                                                             -------  -------  ---------
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest.      13       (8)       (15)
                                                                                             -------  -------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable................. $  (304) $  (629) $  (1,036)
                                                                                             =======  =======  =========

   The components of OCI for the past three years follow:

                                                                                                2011    2010     2009
                                                                                               ------  ------  --------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  879  $  646  $  2,558
 (Gains) losses reclassified into net earnings (loss) during the year.........................     28     189        (2)
                                                                                               ------  ------  --------
Net unrealized gains (losses) on investments..................................................    907     835     2,556
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................   (529)   (395)   (1,225)
                                                                                               ------  ------  --------
Change in unrealized gains (losses), net of adjustments.......................................    378     440     1,331
Change in defined benefit pension plans.......................................................    (74)    (40)       (3)
                                                                                               ------  ------  --------
Total other comprehensive income (loss), net of income taxes..................................    304     400     1,328
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............     21       7       (66)
                                                                                               ------  ------  --------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $  325  $  407  $  1,262
                                                                                               ======  ======  ========

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2011, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2012 and the four successive years are $217 million, $226 million, $221 million, $218 million, $215 million and $1,738 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2012 and the four successive years is $13 million, $14 million, $14 million, $13 million, $14 million and $43 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2011, AXA Equitable recorded a $55 million pre-tax charge related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                DECEMBER 31,
                            -------------------
                             2011   2010   2009
                            -----  -----  -----
                               (IN MILLIONS)
Balance, beginning of year. $  11  $  20  $  60
Additions..................    79     13     55
Cash payments..............   (43)   (17)   (88)
Other reductions...........    (3)    (5)    (7)
                            -----  -----  -----
Balance, End of Year....... $  44  $  11  $  20
                            =====  =====  =====

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space. AllianceBernstein recorded pre-tax real estate charges totaling $7 million in 2011.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2011, these arrangements include commitments by the Company to provide equity financing of $423 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2011. The Company had $137 million of commitments under existing mortgage loan agreements at December 31, 2011.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent that AXA Bermuda holds assets in an irrevocable trust ($8,809 million at December 31, 2011) and/or letters of credit ($1,915 million at December 31, 2011). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Bermuda's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $40 million in a venture capital fund over a six-year period. In December 2011, AllianceBernstein sold 12.5% of its funded interest and commitment to an unaffiliated third party for $2 million. As of December 31, 2011, AllianceBernstein had funded $14 million, net of the sales proceeds, of its revised commitment of $35 million.

   Also during 2009, AllianceBernstein was selected by the U.S. Treasury Department as one of nine pre-qualified investment managers under the Public-Private Investment Program. As part of the program, each investment manager is required to invest a minimum of $20 million in the Public-Private Investment Fund they manage. As of December 31, 2011, AllianceBernstein funded $18 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest up to 2.5% of the capital of the Real Estate Fund up to a maximum of $50 million. As of December 31, 2011, AllianceBernstein had funded $4 million of this commitment.

18)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of substantially all fees paid.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable also has been contacted by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed several reports with the NYSDFS related to its request. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments.

                              -------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, and its subsidiaries from time to time are involved in such proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

19)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $363 million during 2012. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2011, 2010 and 2009, respectively, the Insurance Group's statutory net income (loss) totaled $967 million, $(510) million and $1,783 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,845 million and $4,232 million at December 31, 2011 and 2010, respectively. In 2011 and 2010, respectively, AXA Equitable paid $379 million and $300 million in shareholder dividends; no dividends were paid in 2009.

   At December 31, 2011, AXA Equitable, in accordance with various government and state regulations, had $86 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2012 will approximate $71 million.

   At December 31, 2011 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2011.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                   DECEMBER 31,
                                                                          -----------------------------
                                                                            2011      2010       2009
                                                                          --------  --------  ---------
                                                                                  (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $    824  $    685  $     (39)
Change in AVR............................................................     (211)     (291)       289
                                                                          --------  --------  ---------
Net change in statutory surplus, capital stock and AVR...................      613       394        250
Adjustments:
 Future policy benefits and policyholders' account balances..............     (270)      (61)    (5,995)
 DAC.....................................................................   (3,650)      747        860
 Deferred income taxes...................................................     (996)   (1,006)     1,167
 Valuation of investments................................................       16       145       (659)
 Valuation of investment subsidiary......................................      590       366       (579)
 Increase (decrease) in the fair value of the reinsurance contract asset.    5,941     2,350     (2,566)
 Pension adjustment......................................................      111        56         17
 Premiums and benefits ceded to AXA Bermuda..............................     (156)   (1,099)     5,541
 Shareholder dividends paid..............................................      379       300         --
 Changes in non-admitted assets..........................................     (154)      (64)        29
 Other, net..............................................................      (10)      (55)       (33)
 U.S. GAAP adjustments for Wind-up Annuities.............................       --        --       (195)
                                                                          --------  --------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $  2,414  $  2,073  $  (2,163)
                                                                          ========  ========  =========

                                                                       DECEMBER 31,
                                                             -------------------------------
                                                                2011       2010       2009
                                                             ---------  ---------  ---------
                                                                      (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,625  $   3,801  $   3,116
AVR.........................................................       220        431        722
                                                             ---------  ---------  ---------
Statutory surplus, capital stock and AVR....................     4,845      4,232      3,838
Adjustments:
 Future policy benefits and policyholders' account balances.    (2,456)    (2,015)    (1,464)
 DAC........................................................     4,653      8,383      7,745
 Deferred income taxes......................................    (5,744)    (4,775)    (3,705)
 Valuation of investments...................................     2,266      1,658        673
 Valuation of investment subsidiary.........................       231       (657)    (1,019)
 Fair value of reinsurance contracts........................    10,547      4,606      2,256
 Deferred cost of insurance ceded to AXA Bermuda............     2,693      2,904      3,178
 Non-admitted assets........................................       510        761      1,036
 Issuance of surplus notes..................................    (1,525)    (1,525)    (1,525)
 Other, net.................................................      (459)      (521)      (152)
                                                             ---------  ---------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,561  $  13,051  $  10,861
                                                             =========  =========  =========

20)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                2011       2010      2009
                             ---------  ---------  --------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance................... $  15,140  $   8,511  $    337
Investment Management/ (1)/.     2,750      2,959     2,941
Consolidation/elimination...       (18)       (29)      (36)
                             ---------  ---------  --------
Total Revenues.............. $  17,872  $  11,441  $  3,242
                             =========  =========  ========

 /(1)/Intersegment investment advisory and other fees of approximately $56 million, $62 million and $56 million for 2011, 2010 and 2009, respectively, are included in total revenues of the Investment Management segment.

                                                                             2011      2010      2009
                                                                           --------  -------- ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................. $  3,495  $  2,613 $  (3,665)
Investment Management/ (2)/...............................................     (164)      400       588
Consolidation/elimination.................................................        4         2        (2)
                                                                           --------  -------- ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes..... $  3,335  $  3,015 $  (3,079)
                                                                           ========  ======== =========

 /(2)/Net of interest expenses incurred on securities borrowed.

                                DECEMBER 31,
                           ----------------------
                              2011        2010
                           ----------  ----------
                                (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $  154,207  $  152,038
Investment Management.....     11,811      11,130
Consolidation/elimination.         (2)        (12)
                           ----------  ----------
Total Assets.............. $  166,016  $  163,156
                           ==========  ==========

   In accordance with SEC regulations, securities with a fair value of $1,240 million and $1,085 million have been segregated in a special reserve bank custody account at December 31, 2011 and 2010, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

21)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2011 and 2010 are summarized below:

                                                                   THREE MONTHS ENDED
                                                     ---------------------------------------------
                                                     MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                     --------  -------- ------------- ------------
                                                                     (IN MILLIONS)
2011
Total Revenues...................................... $  1,311  $  3,402 $      10,858 $      2,301
                                                     ========  ======== ============= ============
Earnings (Loss) from Continuing Operations,
 Net of Income Taxes, Attributable to AXA Equitable. $   (602) $    737 $       2,346 $        (67)
                                                     ========  ======== ============= ============
Net Earnings (Loss), Attributable to AXA Equitable.. $   (602) $    737 $       2,346 $        (67)
                                                     ========  ======== ============= ============

2010
Total Revenues...................................... $  2,133  $  5,387 $       5,115 $     (1,194)
                                                     ========  ======== ============= ============
Earnings (Loss) from Continuing Operations,
 Net of Income Taxes, Attributable to AXA Equitable. $    396  $  1,591 $       1,567 $     (1,481)
                                                     ========  ======== ============= ============
Net Earnings (Loss), Attributable to AXA Equitable.. $    396  $  1,591 $       1,567 $     (1,481)
                                                     ========  ======== ============= ============

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. (1) to Registration Statement No. 33-83750, filed on February 27, 1998.

         2.     Not applicable.

         3.     (a)    Distribution and Servicing Agreement dated as of May 1,
                       1994, among Equico Securities, Inc.(now AXA Advisors,
                       LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit No. 1-A(8) to Registration Statement on Form S-6, (File
                       No. 333-17641), filed on December 11, 1996.

                (a)(i) Letter of Agreement for Distribution Agreement among The
                       Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc., dated April 20, 1998 incorporated herein by reference to Exhibit 3(c) to Registration Statement (File No. 33-83750), filed May 1, 1998.

                (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 333-64751) on April 19, 2001.

                (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 333-64751) on April 19, 2001.

                (d) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (d)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (d)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File
                       No. 333-05593), filed April 24, 2012.

                (e)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (e)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (e)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4
                       (File No. 333-127445), filed on August 11, 2005.

                (e)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4
                       (File No. 333-127445), filed on August 11, 2005.

                (e)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (e)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (e)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (e)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (e)(ix)Ninth Amendment, dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (f) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                       No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (g) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit
                       No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4.     (a)    Form of group annuity contract no. 1050-94IC,
                       incorporated herein by reference to Exhibit 4(a) to Registration Statement No. 33-83750, filed February 27,
                       1998.

                (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to Registration Statement No. 33-83750, filed February 27, 1998.

                (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to
                       Exhibit 4(c) to Registration Statement No. 33-83750, filed February 27, 1998.

                (d) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to
                       Exhibit 4(h) to Registration Statement No. 33-83750, filed April 23, 1996.

                (e)    Form of endorsement No. 98 Roth to Contract Form
                       No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 33-83750, filed December 31, 1997.

                (f) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (IRA) Certificates, incorporated herein by reference to Exhibit 4(m) to Registration Statement
                       No. 33-83750, filed February 27, 1998.

                (g) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (NQ) Certificates, incorporated herein by reference to Exhibit 4(n) to Registration Statement
                       No. 33-83750, filed February 27, 1998.

                (h) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (QP) Certificates, incorporated herein by reference to Exhibit 4(o) to Registration Statement
                       No. 33-83750, filed February 27, 1998.

                (i) Form of Endorsement applicable to Defined Benefit Qualified Plan Certificates No. 98ENDQPI, incorporated herein by reference to Exhibit 4(r) to Registration Statement No. 33-83750, filed May 1, 1998.

                (j) Form of Endorsement applicable to Non-Qualified Certificates No. 98ENJONQI, incorporated herein by reference to Exhibit 4(s) to Registration Statement on No. 33-83750, filed February 27, 1998.

                (k)    Form of Endorsement for Extra Credit Annuity Form
                       No. 98ECENDI and Data Pages, previously filed with this Registration Statement File No. 333-64751 on
                       September 30, 1998.

                (l) Form of Endorsement applicable to Defined Contribution Qualified Plan Certificates No. 97ENQPI and Data Pages 94ICA/B, previously filed with this Registration Statement File No. 333-64751 on September 30, 1998.

                (m) Form of Endorsement for Beneficiary Continuation Option Form No. 2000 ENIRAI-IM, applicable to IRA certificates previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

                (n) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

                (o) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

                (p) Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

                (q) Form of Endorsement applicable to credits applied to annuity account value previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

                (r) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

                (s) Form of Data Pages for Equitable Accumulator Rollover IRA (revised), Roth Conversion (revised), NQ (revised), QP-Defined Contribution (revised), QP-Defined Benefit (revised), TSA previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

                (t) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

                (u) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

                (v) Form of Endorsement applicable to non-qualified contract/certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

         5.     (a)    Form of Enrollment Form/Application No. 126737 (5/98)
                       for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit 5(e) to Registration
                       Statement No. 33-83750, filed February 27, 1998.

         6.     (a)    Restated Charter of AXA Equitable, as amended August 31,
                       2010, incorporated herein by reference to Registration
                       Statement on Form N-4, (File No. 333-05593), filed on
                       April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7. Form of Reinsurance Agreement among Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

         8.     (a)    Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's
                       Trust Registration Statement on Form N-1A (File No.
                       333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

         9. Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

         13.    Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         AXA EQUITABLE
------------------                       -------------------------------------

DIRECTORS

Henri de Castries                        Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                            Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                           Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                            Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                      Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                           Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira                        Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Lorie A. Slutsky                         Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                            Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Richard C. Vaughan                       Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                            Director, Chairman of the Board and
                                         Chief Executive Officer

*Andrew J. McMahon                       Director and President

OTHER OFFICERS
--------------

*Andrea M. Nitzan                        Executive Vice President
                                         (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge                Executive Vice President,
                                         Chief Investment Officer,
                                         Treasurer and interim Chief Financial
                                         Officer

*Michael B. Healy                        Executive Vice President
                                         and Chief Information Officer

*Salvatore Piazzolla                     Senior Executive Vice President

*Mary Fernald                            Senior Vice President and Chief
                                         Underwriting Officer

*David Kam                               Senior Vice President and Actuary

*Kevin E. Murray                         Executive Vice President

*Anne M. Katcher                         Senior Vice President and Senior
                                         Actuary

*Anthony F. Recine                       Senior Vice President, Chief
                                         Compliance
                                         Officer and Deputy General Counsel

*Karen Field Hazin                       Vice President, Secretary and
                                         Associate
                                         General Counsel

*Dave S. Hattem                          Senior Vice President and General
                                         Counsel

*Michel Perrin                           Senior Vice President and Actuary

*Naomi J. Weinstein                      Vice President

*Charles A. Marino                       Executive Vice President and Chief
                                         Actuary

*Nicholas B. Lane                        Senior Executive Vice President and
                                         President, Retirement Savings

*David W. O'Leary                        Executive Vice President

*Robert O. Wright, Jr.                   Executive Vice President

*Amy J. Radin                            Senior Executive Vice President and
                                         Chief Marketing Officer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
         No. 333-178750) on Form N-4, filed December 23, 2011.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

Item 27. Number of Contractowners

         As of March 31, 2012, there were 2,190 Qualified Contractowners and 1,218 Non-Qualified Contractowners of contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provides, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss.1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is 100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriter

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for Separate Accounts 45, 49, 301, A, I and FP, EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A, MONY America Variable Account L, MONY Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

AXA ADVISORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA ADVISORS LLC)
------------------                       --------------------------------------

*Andrew J. McMahon                       Director, Chairman of the Board and
                                         Chief Financial Protection & Wealth
                                         Management Officer

*Christine Nigro                         President and Director

*Manish Agarwal                          Director

*Nicholas B. Lane                        Director and Chief Retirement
                                         Services Officer

*Robert O. Wright, Jr.                   Director, Vice Chairman of the Board
                                         and Chief Sales Officer

*Frank Massa                             Chief Operating Officer

*Philip Pescatore                        Chief Risk Officer

*William Degnan                          Senior Vice President

*David M. Kahal                          Senior Vice President

*George Papazicos                        Senior Vice President

*Vincent Parascandola                    Senior Vice President

*Robert P. Walsh                         Vice President and Chief Anti-Money
                                         Laundering Officer

*Patricia Roy                            Chief Compliance Officer

*Maurya Keating                          Vice President and Chief Broker Dealer

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

*Denise Tedeschi                         Assistant Vice President and
                                         Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA DISTRIBUTORS, LLC)
------------------                       --------------------------------------

*Nicholas B. Lane                        Director, Chairman of the Board,
                                         President, Chief Executive Officer
                                         and Chief Retirement Savings Officer

*Andrew J. McMahon                       Director and Chief Financial
                                         Protection & Wealth Management Officer

*Michael P. McCarthy                     Director, Senior Vice President and
                                         National Sales Manager

*David W. O'Leary                        Executive Vice President

*Nelida Garcia                           Senior Vice President

*Peter D. Golden                         Senior Vice President

*Kevin M. Kennedy                        Senior Vice President

*Harvey T. Fladeland                     Senior Vice President

*Windy Lawrence                          Senior Vice President

*Mark Teitelbaum                         Senior Vice President

*Timothy P. O'Hara                       Senior Vice President

*Mark D. Scalercio                       Senior Vice President

*Michael Schumacher                      Senior Vice President

*John C. Taroni                          Vice President and Treasurer

*Nicholas Gismondi                       Vice President and Chief Financial
                                         Officer

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

*Gregory Lashinsky                       Assistant Vice President - Financial
                                         Operations Principal

*Robert P. Walsh                         Vice President and Chief AML Officer

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

(c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b)(1)(vii) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2012.

                                             SEPARATE ACCOUNT NO. 45
                                             OF AXA EQUITABLE LIFE INSURANCE
                                             COMPANY
                                                        (Registrant)

                                             By:  AXA Equitable Life Insurance
                                                  Company
                                                        (Depositor)

                                             By:  /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2012.

                                             AXA EQUITABLE LIFE INSURANCE
                                             COMPANY
                                                        (Depositor)

                                             By:. /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent
                                                  Vice President and Associate
                                                  General Counsel

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Bertrand Poupart-Lafarge                Executive Vice President, Chief
                                         Investment Officer, Treasurer and
                                         interim Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President (acting
                                         Principal Accounting Officer)

*DIRECTORS:

Mark Pearson              Danny L. Hale        Ramon de Oliveira
Henri de Castries         Anthony J. Hamilton  Lorie A. Slutsky
Denis Duverne             Peter S. Kraus       Ezra Suleiman
Charlynn Goins            Andrew J. McMahon    Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 25, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

  9          Opinion and Consent of Counsel                           EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP                    EX-99.10a

  10(b)      Powers of Attorney                                       EX-99.10b